UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811‑23325

SIX CIRCLES TRUST
On behalf of the following series:
Six Circles U.S. Unconstrained Equity Fund
Six Circles International Unconstrained Equity Fund
Six Circles Tax Aware Ultra Short Duration Fund
Six Circles Ultra Short Duration Fund
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Six Circles Managed Equity Portfolio International Unconstrained Fund
Six Circles Global Bond Fund
Six Circles Tax Aware Bond Fund
Six Circles Credit Opportunities Fund
(Exact name of registrant as specified in charter)

383 Madison Avenue, New York, NY 10179
(Address of principal executive offices) (Zip Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 464‑2070
Date of fiscal year end: December 31
Date of reporting period: June 30, 2024

Form N‑CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

SIX CIRCLES FUNDS	June 30, 2024

Semi-Annual Shareholder Report

Six Circles Ultra Short Duration Fund (CUSDX)

This semi-annual shareholder report contains important information about the Six Circles Ultra Short Duration Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Ultra Short Duration Fund	$10	0.19%

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$632,520

Total number of portfolio holdings	534

Portfolio turnover rate as of the end of the reporting period	43.83%

Semi-Annual Shareholder Report	1	Six Circles Ultra Short Duration Fund (CUSDX)

SIX CIRCLES FUNDS	June 30, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Core Ultra Short (BlackRock)	70%

Investment Grade Corporates
36.1%
Non-Agency ABS
19.4
Govts/Sovereigns
17.9
Private Placements/144AS
10.3
Non-Agency MBS
4.8
Cash
4.5
Short-Term Investment
4.0
Agencies/Regionals
2.4
High Yield Corporates
0.6

Global Markets (PIMCO)	30

Top Ten Holdings[2]		Credit Quality[3]

U.S. Treasury Notes, 2.75%, 06/30/2025	3.7%
U.S. Treasury Notes, 3.88%, 04/30/2025	3.3
U.S. Treasury Bill, 5.28%, 09/24/2024	3.2
U.S. Treasury Notes, 1.88%, 08/31/2024	1.7
U.S. Treasury Notes, 0.38%, 09/15/2024	1.4
Canadian Treasury Bill, (Canada), 4.94%, 08/01/2024	1.4
U.S. Treasury Notes, 1.38%, 01/31/2025	1.3
Citigroup, Inc., (United States SOFR + 1.53%), 3.29%, 03/17/2026	0.9
LVMH Moet Hennessy Louis Vuitton SE, (France), 5.36%, 11/15/2024	0.8
Morgan Stanley Bank NA, (United States SOFR + 1.08%), 4.95%, 01/14/2028	0.8
Total % of Portfolio	18.5%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
3 Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Material Fund Changes
There were no material fund changes as of June 30, 2024.

Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with Accountants as of June 30, 2024.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature.

Semi-Annual Shareholder Report	2	Six Circles Ultra Short Duration Fund (CUSDX)

The Fund commenced operations on July 9, 2018.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com/literature. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.
The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N‑PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12‑month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com/literature no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.
For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com/literature for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.
©JPMorgan Chase & Co. 2024. All rights reserved. June 30, 2024.

SIX CIRCLES FUNDS	June 30, 2024

Semi-Annual Shareholder Report

Six Circles Tax Aware Ultra Short Duration Fund (CUTAX)

This semi-annual shareholder report contains important information about the Six Circles Tax Aware Ultra Short Duration Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Tax Aware Ultra Short Duration Fund	$8	0.16%

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$724,991

Total number of portfolio holdings	396

Portfolio turnover rate as of the end of the reporting period	17.85%

Semi-Annual Shareholder Report	1	Six Circles Tax Aware Ultra Short Duration Fund (CUTAX)

SIX CIRCLES FUNDS	June 30, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Core Municipal Ultra Short (Insight)	70%

Municipals
70.8%
Investment Grade Corporates
10.2
Non-Agency ABS
9.3
Private Placement/144As
5.3
Government/Sovereigns
1.3
Non-Agency MBS
1.3
Agencies/Regionals
1.1
Short-Term Investment
0.4
Non-Dollar
0.2

Global Markets (PIMCO)	30

Top Ten Holdings[2]		Credit Quality[3]

New York City Municipal Water Finance Authority, Second General Resolution, Rev., VRDO, 4.90%, 07/01/2024	2.8%
Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	2.2
Board of Regents of the University of Texas System, Financing System, Series B, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 3.85%, 07/05/2024	2.1
Orlando Utilities Commission, Series 1, Rev., VRDO, 4.15%, 07/05/2024	2.1
State of Ohio, Cleveland Clinic Health System, Rev., VRDO, 3.85%, 07/05/2024	1.9
County of Los Angeles, Rev., TRAN, 5.00%, 06/30/2025	1.8
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 3.85%, 07/05/2024	1.8
City of Rochester MN, Series A, Rev., VRDO, 3.70%, 07/05/2024	1.7
Arizona State University, Series A, Rev., VRDO, 3.85%, 07/05/2024	1.7
City of Houston Combined Utility System Revenue, Combined First Lien, Rev., VRDO, 3.93%, 07/05/2024	1.7
Total % of Portfolio	19.8%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
3 Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Material Fund Changes
There were no material fund changes as of June 30, 2024.

Changes in and disagreements with Accountants
There were no changes in and/or disagreements with Accountants as of June 30, 2024.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature.

Semi-Annual Shareholder Report	2	Six Circles Tax Aware Ultra Short Duration Fund (CUTAX)

The Fund commenced operations on July 9, 2018.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com/literature. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.
The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N‑PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12‑month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com/literature no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.
For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com/literature for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.
©JPMorgan Chase & Co. 2024. All rights reserved. June 30, 2024.

SIX CIRCLES FUNDS	June 30, 2024

Semi-Annual Shareholder Report

Six Circles U.S. Unconstrained Equity Fund (CUSUX)

This semi-annual shareholder report contains important information about the Six Circles U.S. Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles U.S. Unconstrained Equity Fund	$3	0.05%

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$24,616,876

Total number of portfolio holdings	613

Portfolio turnover rate as of the end of the reporting period	18.87%

Semi-Annual Shareholder Report	1	Six Circles U.S. Unconstrained Equity Fund (CUSUX)

SIX CIRCLES FUNDS	June 30, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

USA	30%
U.S. Custom Equity Sleeve (JPMPI)	26
U.S. Financials	10
U.S. Software	9
U.S. Semiconductors & Semiconductor Equipment	7
U.S. Pharmaceuticals	5
U.S. Technology Hardware Equipment	4
U.S. Home Building	3
U.S. Energy	2
U.S. Interactive Media & Services	2
Life Sciences Tools & Services	1

U.S. Beverages	1

Top Ten Holdings[2]		Market Cap

Microsoft Corp.	7.7%
NVIDIA Corp.	6.2
Amazon.com, Inc.	5.4
Apple, Inc.	5.3
UnitedHealth Group, Inc.	3.7
Meta Platforms, Inc., Class A	3.4
United Parcel Service, Inc., Class B	2.6
Eli Lilly & Co.	2.3
Alphabet, Inc., Class A	2.0
Bank of America Corp.	1.9

Total % of Portfolio	40.5%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Changes
There were no material fund changes as of June 30, 2024.

Changes in and disagreements with Accountants
There were no changes in and/or disagreements with Accountants as of June 30, 2024.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature.

Semi-Annual Shareholder Report	2	Six Circles U.S. Unconstrained Equity Fund (CUSUX)

The Fund commenced operations on July 9, 2018.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com/literature. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.
The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N‑PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12‑month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com/literature no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.
For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com/literature for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.
©JPMorgan Chase & Co. 2024. All rights reserved. June 30, 2024

SIX CIRCLES FUNDS	June 30, 2024

Semi-Annual Shareholder Report

Six Circles International Unconstrained Equity Fund (CIUEX)

This semi-annual shareholder report contains important information about the Six Circles International Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles International Unconstrained Equity Fund	$4	0.07%

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$15,090,468

Total number of portfolio holdings	659

Portfolio turnover rate as of the end of the reporting period	11.27%

Semi-Annual Shareholder Report	1	Six Circles International Unconstrained Equity Fund (CIUEX)

SIX CIRCLES FUNDS	June 30, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Europe Financials	16%
Europe ex-UK	11
Europe Industrials	9
Europe Materials	8
Broad UK	7
Europe Pharmaceuticals	7
Netherlands Semiconductor & Semiconductor Equipment	7
Europe Beverages	5
German Application Software	5
Japan	5
Denmark Pharmaceuticals Biotechnology & Life Sciences	4
Switzerland Food Products	4
Europe Textile Luxury Goods	3
Europe Integrated Oil & Gas	2
Europe Personal Products	2
Taiwan Semiconductors & Semiconductor Equipment	2
Europe Automobiles	1
Europe ex-UK Utilities	1

Europe Insurance	1

Top Ten Holdings[2]		Market Cap

Novo Nordisk A/S, Class B	6.8%
ASML Holding NV	6.4
SAP SE	5.0
Nestle SA (Registered)	4.0
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8
HSBC Holdings plc	1.8
AstraZeneca plc	1.8
Diageo plc	1.7
Shell plc	1.6
LVMH Moet Hennessy Louis Vuitton SE	1.6
Total % of Portfolio	32.5%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Changes
There were no material fund changes as of June 30, 2024.

Changes in and disagreements with Accountants
There were no changes in and/or disagreements with Accountants as of June 30, 2024.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature.

Semi-Annual Shareholder Report	2	Six Circles International Unconstrained Equity Fund (CIUEX)

The Fund commenced operations on July 9, 2018.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com/literature. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.
The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N‑PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12‑month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com/literature no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.
For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com/literature for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.
©JPMorgan Chase & Co. 2024. All rights reserved. June 30, 2024.

SIX CIRCLES FUNDS	June 30, 2024

Semi-Annual Shareholder Report

Six Circles Global Bond Fund (CGLBX)

This semi-annual shareholder report contains important information about the Six Circles Global Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Global Bond Fund	$7	0.14%

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$12,343,652

Total number of portfolio holdings	6,817

Portfolio turnover rate as of the end of the reporting period	92.85%

Semi-Annual Shareholder Report	1	Six Circles Global Bond Fund (CGLBX)

SIX CIRCLES FUNDS	June 30, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Pan-European Credit (BlackRock)	22%

Governments/Sovereigns
39.2%
Investment Grade Corporates
20.5
Agencies/Regionals
14.6
Non-Agency MBS
10.9
Private Placement/144As
8.6
Cash
3.6
Non-Agency ABS
1.7
High Yield Corporates
0.6
Corporate Bond
0.3

Pan-European Government (BlackRock)	16
China Treasury + Policy Bank(BlackRock)	14
Global Treasury France 10+ Years (BlackRock)	9
Asia Pacific Gov’t ex China (BlackRock)	8
Global Credit (PGIM, Inc.)	6
Global Securitized (PIMCO)	6
U.S. Treasury 10-20 Year (BlackRock)	6
U.S. Securitized (BlackRock)	5
Global Government (PGIM, Inc.)	3
U.K. Gilt 10 + Years (BlackRock)	2
U.S. Credit (BlackRock)	1

Pan European Securitized (BlackRock)	1

U.S. Government (BlackRock)	1

Top Ten Holdings[2]		Credit Quality[3]

FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 08/01/2054	1.3%
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 07/01/2054	0.9
French Republic Government Bond OAT, (France), Reg. S, 4.50%, 04/25/2041	0.8
French Republic Government Bond OAT, (France), Reg. S, 1.25%, 05/25/2036	0.8
French Republic Government Bond OAT, (France), Reg. S, 1.75%, 06/25/2039	0.6
China Government Bond, (China), 2.44%, 10/15/2027	0.6
French Republic Government Bond OAT, (France), Reg. S, 4.75%, 04/25/2035	0.6
French Republic Government Bond OAT, (France), Reg. S, 3.25%, 05/25/2045	0.6
French Republic Government Bond OAT, (France), Reg. S, 4.00%, 10/25/2038	0.6
FNMA or FHLMC, Single Family, 30 years, TBA, 2.00%, 08/01/2054	0.6

Total % of Portfolio	7.4%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
3 Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Material Fund Changes
There were no material fund changes as of June 30, 2024.

Changes in and disagreements with Accountants
There were no changes in and/or disagreements with Accountants as of June 30, 2024.

Semi-Annual Shareholder Report	2	Six Circles Global Bond Fund (CGLBX)

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature.
The Fund commenced operations on May 19, 2020.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com/literature. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.
The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N‑PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12‑month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com/literature no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.
For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com/literature for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.
©JPMorgan Chase & Co. 2024. All rights reserved. June 30, 2024.

SIX CIRCLES FUNDS	June 30, 2024

Semi-Annual Shareholder Report

Six Circles Tax Aware Bond Fund (CBTAX)

This semi-annual shareholder report contains important information about the Six Circles Tax Aware Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Tax Aware Bond Fund	$7	0.13%

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$10,196,830

Total number of portfolio holdings	3,681

Portfolio turnover rate as of the end of the reporting period	8.53%

Semi-Annual Shareholder Report	1	Six Circles Tax Aware Bond Fund (CBTAX)

SIX CIRCLES FUNDS	June 30, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Municipals (Nuveen)	38%
Municipals (Allspring)	37
1-17 Year Municipal (Capital Group)	25

Top Ten Holdings[2]		Credit Quality[3]

City of New York, Series C, GO, 5.25%, 03/01/2053	0.3%
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052	0.3
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series A1, Rev., 5.25%, 05/15/2064	0.3
New York State Urban Development Corp., Sustainable Bond State Person, Rev., 5.00%, 03/15/2063	0.3
Kentucky Public Energy Authority, Series A1, Rev., 5.25%, 04/01/2054	0.3
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series A2, Rev., 5.25%, 05/15/2064	0.3
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	0.2
Black Belt Energy Gas District, Rev., 4.00%, 06/01/2051	0.2
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured, Series A1, Rev., 5.00%, 07/01/2058	0.2
Southeast Alabama Gas Supply District, Project No. 1, Series A, Rev., 5.00%, 08/01/2054	0.2

Total % of Portfolio	2.6%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
3 Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Material Fund Changes
There were no material fund changes as of June 30, 2024.

Changes in and disagreements with Accountants
There were no changes in and/or disagreements with Accountants as of June 30, 2024.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature.

Semi-Annual Shareholder Report	2	Six Circles Tax Aware Bond Fund (CBTAX)

The Fund commenced operations on May 19, 2020.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com/literature. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.
The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N‑PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12‑month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com/literature no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.
For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com/literature for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.
©JPMorgan Chase & Co. 2024. All rights reserved. June 30, 2024.

SIX CIRCLES FUNDS	June 30, 2024

Semi-Annual Shareholder Report

Six Circles Credit Opportunities Fund (CRDOX)

This semi-annual shareholder report contains important information about the Six Circles Credit Opportunities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Credit Opportunities Fund	$13	0.26%

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$7,515,655

Total number of portfolio holdings	2,989

Portfolio turnover rate as of the end of the reporting period	18.86%

Semi-Annual Shareholder Report	1	Six Circles Credit Opportunities Fund (CRDOX)

SIX CIRCLES FUNDS	June 30, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

U.S. High Yield (BlackRock)	31%
European High Yield (RBC GAM UK)	25
U.S. High Yield (PGIM)	19
Asia High Yield (PIMCO)	10
Emerging Markets Debt (PIMCO)	10
Short Duration (Lord Abbett)	5

Top Ten Holdings[2]		Credit Quality[3]

U.S. Treasury Notes, 4.25%, 01/31/2026	0.9%
Nidda Healthcare Holding GmbH, (Germany), Reg. S, 7.50%, 08/21/2026	0.4
Iliad Holding SASU, (France), 6.88%, 04/15/2031	0.4
U.S. Treasury Notes, 4.25%, 02/28/2031	0.4
U.S. Treasury Bills, 5.30%, 09/05/2024	0.3
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027	0.3
HUB International Ltd., 7.38%, 01/31/2032	0.3
Standard Chartered plc, (United Kingdom), Reg. S, (CMT Index 5 Year + 4.98%), 7.75%, 08/15/2027	0.3
U.S. Treasury Bills, 5.31%, 08/29/2024	0.3
Cloud Software Group, Inc., 6.50%, 03/31/2029	0.3
Total % of Portfolio	3.9%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
3 Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Material Fund Changes
There were no material fund changes as of June 30, 2024.

Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with Accountants as of June 30, 2024.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature.

Semi-Annual Shareholder Report	2	Six Circles Credit Opportunities Fund (CRDOX)

The Fund commenced operations on August 19, 2020.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com/literature. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.
The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N‑PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12‑month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com/literature no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.
For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com/literature for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.
©JPMorgan Chase & Co. 2024. All rights reserved. June 30, 2024.

SIX CIRCLES FUNDS	June 30, 2024

Semi-Annual Shareholder Report

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (CMEUX)

This semi-annual shareholder report contains important information about the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$3	0.06%

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$15,438,810

Total number of portfolio holdings	750

Portfolio turnover rate as of the end of the reporting period	13.81%

Semi-Annual Shareholder Report	1	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (CMEUX)

SIX CIRCLES FUNDS	June 30, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

USA	33%
U.S. Custom Equity Sleeve (JPMPI)	18
U.S. Semiconductors & Semiconductor Equipment	7
U.S. Information Technology	6
U.S. Software	6
U.S. Technology Hardware Equipment	4
U.S. Pharmaceuticals	3
U.S. Communication Services	3
USA Energy	3
U.S. Consumer Discretionary	2
US Interactive Media & Services	2
U.S. Utilities	2
U.S. Home Building	2
U.S. Biotechnology	1
Canada	1
U.S. Industrials	1
U.S. Consumer Staples	1
U.S. Beverages	1
U.S. Managed Health Care	1

Life Sciences Tools & Services	1

U.S. Electronic Equipment	1

U.S. Health Care Equipment	1

Top Ten Holdings[2]		Market Cap

Microsoft Corp.	8.0%
NVIDIA Corp.	7.0
Apple, Inc.	6.6
Amazon.com, Inc.	4.8
Meta Platforms, Inc., Class A	3.1
Alphabet, Inc., Class A	2.5
UnitedHealth Group, Inc.	2.3
Alphabet, Inc., Class C	2.1

Eli Lilly & Co.	2.0

Broadcom, Inc.	1.6

Total % of Portfolio	40.0%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Changes
There were no material fund changes as of June 30, 2024.

Changes in and disagreements with Accountants
There were no changes in and/or disagreements with Accountants as of June 30, 2024.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature.

Semi-Annual Shareholder Report	2	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (CMEUX)

The Fund commenced operations on April 10, 2019.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com/literature. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.
The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N‑PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12‑month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com/literature no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.
For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com/literature for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.
©JPMorgan Chase & Co. 2024. All rights reserved. June 30, 2024.

SIX CIRCLES FUNDS	June 30, 2024

Semi-Annual Shareholder Report

Six Circles Managed Equity Portfolio International Unconstrained Fund (CMIUX)
This semi-annual shareholder report contains important information about the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1‑212‑464‑2070.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Managed Equity Portfolio International Unconstrained Fund	$5	0.10%

Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$6,007,292

Total number of portfolio holdings	864

Portfolio turnover rate as of the end of the reporting period	10.81%

Semi‑Annual Shareholder Report	1	Six Circles Managed Equity Portfolio International Unconstrained Fund (CMIUX)

SIX CIRCLES FUNDS	June 30, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Europe Financials	18%
Europe Industrials	10
Europe Materials	9
Europe Pharmaceuticals	9
Japan	7
Europe Beverages	6
Netherlands Semiconductors & Semiconductor Equipment	6
Pacific ex‑Japan	5
Europe Food Products	4
Europe Integrated Oil & Gas	4
German Application Software	4
Denmark Pharmaceuticals Biotechnology & Life Sciences	3
Europe Textiles Luxury Goods	3
Europe ex‑UK Utilities	2
Europe Personal Products	2
Taiwan Semiconductors & Semiconductor Equipment	2
Canada	1
Europe Automobiles	1
European Metals & Mining	1
Europe Semiconductors & Semiconductor Equipment	1
Swiss Food Products	1
Europe	1

Top Ten Holdings[2]		Market Cap

Novo Nordisk A/S, Class B	5.7%
ASML Holding NV	5.5
SAP SE	4.1
Nestle SA (Registered)	3.3
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0
Diageo plc	1.9
Shell plc	1.7
AstraZeneca plc	1.5

LVMH Moet Hennessy Louis Vuitton SE	1.5

HSBC Holdings plc	1.5

Total % of Portfolio	28.7%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent. The Sector allocation uses The Global Industry Classification Standard (GICS®).
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Semi‑Annual Shareholder Report	2	Six Circles Managed Equity Portfolio International Unconstrained Fund (CMIUX)

Material Fund Changes
There were no material fund changes as of June 30, 2024.

Changes in and disagreements with Accountants
There were no changes in and/or disagreements with Accountants as of June 30, 2024.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature.
The Fund commenced operations on April 10, 2019.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com/literature. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.
The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N‑PORT. The Six Circles Funds’ Forms N‑PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling collect 1‑212‑464‑2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com/literature. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub‑Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12‑month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com/literature no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.
For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com/literature for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.
©JPMorgan Chase & Co. 2024. All rights reserved. June 30, 2024.

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the reporting period.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Report

SIX CIRCLES® FUNDS

June 30, 2024

Six Circles Ultra Short Duration Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Six Circles Global Bond Fund

Six Circles Tax Aware Bond Fund

Six Circles Credit Opportunities Fund

*	The Schedule of Portfolio Investments, Financial Statements and Financial Highlights have been consolidated for the Six Circles Credit Opportunities Fund.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments.

PRESIDENT’S LETTER

June 30, 2024 (Unaudited)

Dear Shareholder,

I hope this letter finds you well.

The first six months of the year were characterized by benign inflation and slowing, yet strong consumer spending. Against this backdrop, the Federal Reserve remained in a holding pattern, while low volatility equity and bond markets helped provide shareholders with positive performance.

The Six Circles Funds, which give us the ability to precisely implement our strongest conviction ideas, were designed to help our discretionary portfolio navigate through every type of market. On the following pages, we provide detailed discussions on the strategies we implemented in each of the Six Circles Funds during the review period, and how they performed.

As a reminder, the Six Circles Funds are not meant to be standalone investments. They are purposefully constructed as completion funds and, as such, we believe they should be reviewed and evaluated within the context of your broader portfolio for a complete picture of their performance.

I hope you find the information on these pages to be informative and helpful. If you should have any questions about the Funds, you can contact your J.P. Morgan team, visit the Fund’s website at www.sixcirclesfunds.com, or call us at 212-464-2070.

Sincerely,

Mary Savino

President, Six Circles Funds

JUNE 30, 2024	SIX CIRCLES TRUST	1

Market Overview

As Of June 30, 2024 (Unaudited)

Year-to-date through June 2024, equities outperformed global bond and cash markets, with the MSCI USA Index, MSCI World ex-USA Index, MSCI Emerging Markets Index and MSCI World Index up 14.88%, 4.96%, 7.49% and 11.75% during the period, respectively. Whereas the Bloomberg 1-3 Month U.S. Treasury Bill Index and the Bloomberg Global-Aggregate Index – Hedged USD returned 2.68% and 0.13% respectively.

In order to curb high inflation, the Federal Reserve has hiked rates by 5.25-5.50% since the start of 2022. Economic growth has slowed but overall, has remained resilient, and the U.S. has so far avoided a recession. Despite the gradual economic slowdown, earnings have remained resilient, as mega cap companies continued to beat expectations. We do not believe equity valuations are outright cheap at the broad index level, but we are hopeful that positive earnings growth may continue to fuel returns in 2024.

2	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2024 Through June 30, 2024 (Unaudited)

REPORTING PERIOD RETURN
Fund*	2.74%
Bloomberg 1-3 Month U.S. Treasury Bill Index	2.68%

Net Assets as of 06/30/2024 (In Thousands)	$632,520
Duration	0.84 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Ultra Short Duration Fund (the “Fund”) seeks to generate current income consistent with capital preservation. The Fund mainly invests in U.S. dollar and non-U.S. dollar denominated investment grade short-term fixed and floating rate debt securities. The Fund allocates assets among securities with various maturities which, under normal market conditions, will not exceed an average effective portfolio duration of two years.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”).

The Adviser currently engages the following Sub-Advisers:

•	Goldman Sachs Asset Management, L.P. (“Goldman”)(a)
•	BlackRock Investment Management, LLC (“BlackRock”)
•	Pacific Investment Management Company LLC (“PIMCO”)

(a)	During the reporting period, the Adviser did not allocate Fund assets to Goldman.

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2024 through June 30, 2024 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed relative to the Bloomberg 1-3 Month U.S. Treasury Bill Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

By sector composition, Investment Grade Credit and Securitized Credit comprised approximately 74% of the Fund’s exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector overweights relative to the Index. During the reporting period, both sectors contributed to the Fund’s performance on an absolute basis however, both sectors detracted from the Fund’s performance relative to the Index.

The Fund’s exposure to Government Bonds was the Fund’s largest sector underweight relative to the Index and comprised approximately 19% of the Fund’s exposure on a look-through basis at the end of the reporting period. During the reporting period, this sector contributed to the Fund’s performance on an absolute basis however, detracted from the Fund’s performance relative to the Index.

On an allocation level, the Fund’s allocations to Core Ultra Short and Global Markets strategies contributed to the Fund’s return on an absolute basis.

During the reporting period, the use of fixed income futures contracts moderately contributed to the Fund’s performance on an absolute basis.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period the Fund was allocated to two Sub-Advisers as follows.

PORTFOLIO ALLOCATION***
Core Ultra Short (BlackRock)	70%
Global Markets (PIMCO)	30

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2024 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.

JUNE 30, 2024	SIX CIRCLES TRUST	3

Six Circles Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2024 Through June 30, 2024 (Unaudited) (continued)

**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2024. The portfolio allocation is subject to change.

Within the fixed income allocation on the broader Portfolio level, the Adviser prefers high-quality liquid investments combined with flexibility to implement opportunistic ideas across fixed income markets. The majority of the Fund’s assets were invested into the more liquid segments of the fixed income market, with approximately 100% of the Fund invested in instruments with maturities of three years and under as of June 30, 2024.

The Adviser allocates to the two Sub-Advisers, with the expectation that the Sub-Advisers will capitalize on the opportunities present in the segment of the fixed income market that their specific mandate is focused on.

The Core Ultra Short allocation, which comprised approximately 70% of the Fund as of June 30, 2024, invests in a diversified fixed income portfolio on the shorter end of the U.S. fixed income market, balancing income against credit quality, within the context of the broader portfolios.

The Global Markets allocation, which comprised approximately 30% of the Fund as of June 30, 2024, has a broad investment universe, seeking total return opportunities within the global fixed income markets.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2024
	6 Months*	1 Year	5 Year	Since Inception (July 9, 2018)
Six Circles Ultra Short Duration Fund	2.74%	6.12%	2.39%	2.39%

*	Not Annualized

GROWTH OF $10,000 REPORT (07/09/2018 TO 06/30/2024)

$11,600
$11,400
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
7/9/18
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
6/30/24
Six Circles Ultra Short Duration Fund
Bloomberg 1-3 Month U.S. Treasury Bill Index

**SECTOR[1)]**

| | % |
|---|---|
| INVESTMENT GRADE CORPORATES | 36.1 |
| NON-AGENCY ABS | 19.4 |
| GOVTS/SOVEREIGNS | 17.9 |
| PRIVATE PLACEMENTS/144AS | 10.3 |
| NON-AGENCY MBS | 4.8 |
| CASH[2)] | 4.5 |
| SHORT-TERM INVESTMENT | 4.0 |
| AGENCIES/REGIONALS | 2.4 |
| HIGH YIELD CORPORATES | 0.6 |

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

2)	(0.19)% of the amount shown in the Fund’s “Cash” line item reflects the mark-to-market value of the Fund’s derivative positions.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.32% and 0.19% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Ultra Short Duration Fund and the Bloomberg 1-3 Month U.S. Treasury Bill Index from July 9, 2018 to June 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg 1-3 Month U.S. Treasury Bill Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Bloomberg 1-3 Month U.S. Treasury Bill Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

4	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles Tax Aware Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2024 Through June 30, 2024 (Unaudited)

REPORTING PERIOD RETURN
Fund*	1.70%
iMoneyNet Tax-Free National Institutional Money Market Index	1.09%

Net Assets as of 06/30/2024 (In Thousands)	$724,991
Duration	0.68 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Tax Aware Ultra Short Duration Fund (the “Fund”) seeks to generate current income consistent with capital preservation. The Fund invests at least 50% of its net assets in municipal securities, the income from which is exempt from federal income tax1). The Fund also may invest in taxable instruments. The Fund allocates assets among securities with various maturities which, under normal market conditions, will not exceed an average effective portfolio duration of two years.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”).

The Adviser currently engages the following Sub-Advisers:

•	Goldman Sachs Asset Management, L.P. (“Goldman”)(a)
•	Insight North America LLC (“Insight”)
•	Pacific Investment Management Company LLC (“PIMCO”)

(a)	During the reporting period, the Adviser did not allocate Fund assets to Goldman.

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2024 through June 30, 2024 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed relative to the iMoneyNet Tax-Free National Institutional Money Market Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

By sector composition, Municipal Bonds and Investment Grade Credit were the largest sector exposures in the Fund on a look-through basis and comprised approximately 63% and 15% of the Fund, respectively, at the end of the reporting period. Exposure to both Investment Grade Credit and Municipals contributed to the Fund’s performance on an absolute basis and relative to the Index.

On an allocation level, the Fund’s allocations to both Core Municipal Ultra Short and Global Markets strategies contributed to the Fund’s return on an absolute basis.

During the reporting period, the use of fixed income futures contracts detracted from the Fund’s performance on an absolute basis.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period the Fund was allocated to two Sub-Advisers as follows.

PORTFOLIO ALLOCATION***
Core Municipal Ultra Short (Insight)	70%
Global Markets (PIMCO)	30

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2024 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2024. The portfolio allocation is subject to change.
1)	Interest on Municipal securities is exempt from federal income tax however interest on certain bonds may be subject to the federal alternative minimum tax for individuals.

JUNE 30, 2024	SIX CIRCLES TRUST	5

Six Circles Tax Aware Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2024 Through June 30, 2024 (Unaudited) (continued)

Within the fixed income allocation on the broader Portfolio level, the Adviser prefers high-quality liquid investments combined with flexibility to implement opportunistic ideas across fixed income markets. The majority of the Fund’s assets were invested into the more liquid segments of the fixed income market, with approximately 98% of the Fund invested in instruments with maturities of three years and under as of June 30, 2024.

The Adviser allocates to the two Sub-Advisers, with the expectation that the Sub-Advisers will capitalize on the opportunities present in the segment of the fixed income market that their specific mandate is focused on.

The Core Municipal Ultra Short allocation, which comprised approximately 70% of the Fund as of June 30, 2024, invests in a diversified fixed income portfolio on the shorter end of the U.S. municipal fixed income market, balancing income against credit quality, within the context of the broader Portfolio.

The Global Markets allocation, which comprised approximately 30% of the Fund as of June 30, 2024, has a broad investment universe, seeking total return opportunities within the global taxable fixed income markets.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2024
	6 Months*	1 Year	5 Year	Since Inception (July 9, 2018)
Six Circles Tax Aware Ultra Short Duration Fund	1.70%	4.08%	1.58%	1.59%

*	Not Annualized

GROWTH OF $10,000 REPORT (07/09/2018 TO 06/30/2024)

$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
7/9/18
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
6/30/24
Six Circles Tax Aware Ultra Short Duration Fund
iMoneyNet Tax-Free National Institutional Money Market Index

## SECTOR[1)]

| | % |
|---|---|
| MUNICIPALS | 70.8 |
| INVESTMENT GRADE CORPORATES | 10.2 |
| NON-AGENCY ABS | 9.3 |
| PRIVATE PLACEMENTS/144AS | 5.3 |
| GOVTS/SOVEREIGNS | 1.3 |
| NON-AGENCY MBS | 1.3 |
| AGENCIES/REGIONALS | 1.1 |
| SHORT-TERM INVESTMENT | 0.4 |
| NON-DOLLAR | 0.2 |

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.30% and 0.15% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Tax Aware Ultra Short Duration Fund and the iMoneyNet Tax-Free National Institutional Money Market Index from July 9, 2018 to June 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. Although the performance of the iMoneyNet Tax-Free National Institutional Money Market Index reflects returns of constituent mutual funds net of expenses, the index itself is unmanaged and no expenses are deducted at the index level. The performance of the Index has also been adjusted to reflect reinvestment of all dividends and capital gain distributions of the mutual funds included in the Index, if applicable.

The iMoneyNet Tax-Free National Institutional Money Market Index is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

6	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles U.S. Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2024 Through June 30, 2024 (Unaudited)

REPORTING PERIOD RETURN
Fund*	15.77%
MSCI USA Index	14.88%

Net Assets as of 06/30/2024 (In Thousands)	$24,616,876

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles U.S. Unconstrained Equity Fund (the “Fund”) seeks to provide capital appreciation. The Fund invests at least 80% of its net assets in equity securities issued by U.S. companies and other instruments with economic characteristics similar to equity securities issued by U.S. companies. The Fund is generally unconstrained by any particular capitalization, style or industry sector.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. In addition to allocating and reallocating the Fund’s assets among one or more indexed investment strategies, the Adviser may also select securities of specific individual companies for the Fund to purchase or sell on an ongoing basis and the amount of the Fund’s assets to allocate to such securities. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2024 through June 30, 2024 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed relative to the MSCI USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

Financials, Health Care, and Consumer Discretionary sectors comprised approximately 40% of the Fund’s sector exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector overweights relative to the Index. On an absolute basis, Financials, Health Care, and Consumer Discretionary contributed to performance. Relative to the Index, Health Care and Consumer Discretionary contributed to the Fund’s performance, whereas Financials detracted.

Communication Services, Consumer Staples, and Utilities sectors comprised approximately 12% of the Fund’s sector exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector underweights relative to the Index. All three sectors contributed to the Fund’s performance on an absolute basis and relative to the Index.

Additionally, the Fund’s exposure to the Information Technology sector comprised approximately 32% of the Fund’s exposure on a look through basis at the end of the reporting period and were slight underweights relative to the Index. Information Technology was the largest contributor to the Fund’s performance on an absolute basis.

On an allocation level, the Fund’s allocation to Broad USA was the largest contributor to the Fund’s return on an absolute basis, whereas U.S. Home Building was the largest detractor to the Fund’s return on an absolute basis during the reporting period.

The Fund utilized equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed modestly to the Fund’s absolute performance during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to twelve strategies managed by one Sub-Adviser, across various sector and sub-industry exposures as follows.

PORTFOLIO ALLOCATION***
USA	30%
U.S. Custom Equity Sleeve (JPMPI)	26
U.S. Financials	10
U.S. Software	9
U.S. Semiconductors & Semiconductor Equipment	7
U.S. Pharmaceuticals	5
U.S. Technology Hardware Equipment	4
U.S. Home Building	3
U.S. Energy	2
U.S. Interactive Media & Services	2
Life Sciences Tools & Services	1
U.S. Beverages	1

JUNE 30, 2024	SIX CIRCLES TRUST	7

Six Circles U.S. Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2024 Through June 30, 2024 (Unaudited) (continued)

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2024 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2024. The portfolio allocation is subject to change.

Allocation to Broad USA comprised approximately 30% of the Fund as of June 30, 2024. Within the context of the broader Portfolios, the Adviser believes that an allocation to Broad USA provides the ability to tactically allocate to broad U.S. large cap exposure and use as a potential funding source for future targeted allocations.

Allocation to the Custom Equity Sleeve was approximately 26% of the Fund as of June 30, 2024. This portion of the Fund’s investments is allocated to individual publicly traded large capitalization U.S. equity securities selected by the Adviser. Securities included in the U.S. Custom Equity Sleeve may be represented by a variety of U.S. sectors, sub-sectors or industries and are selected for inclusion by the Adviser based on its investment analysis in order to assist with either portfolio construction, risk management, liquidity considerations, or a combination thereof.

Allocation to U.S. Financials comprised approximately 10% of the Fund as of June 30, 2024. The Adviser believes in capital adequacy and dividend sustainability in the sector and has conviction in the sector given compelling valuations and more realistic market expectations about potential credit costs and buybacks.

Allocation to U.S. Software provides what the Adviser believes is a multi-year opportunity for the leaders in this space to take advantage of businesses shifting workloads onto Cloud-based platforms. This exposure comprised approximately 9% of the Fund as of June 30, 2024.

The Adviser believes that valuations for U.S. Semiconductors & Semiconductor Equipment companies are now more reasonable and provide an attractive entry point. This allocation comprised approximately 7% of the Fund as of June 30, 2024.

Allocation to U.S. Pharmaceuticals comprised approximately 5% of the Fund, as of June 30, 2024. The Adviser believes that pharmaceutical companies have strong fundamentals with attractive valuations in the current market.

Allocation to U.S. Technology, Hardware & Equipment allows the Adviser to access specific exposures within the Technology sector. The allocation comprised approximately 4% of the Fund as of June 30, 2024.

The Adviser believes that valuations for U.S. Home Building are now more reasonable and provide an attractive entry point. This allocation comprised approximately 3% of the Fund as of June 30, 2024.

Allocation to U.S. Energy was approximately 2% of the Fund’s exposure as of June 30, 2024. The Adviser added to this allocation as a portfolio construction trade, aiming to rebalance risks within the Portfolio.

Allocation to U.S. Interactive Media & Services focuses on companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements. This allocation was approximately 2% of the Fund as of June 30, 2024. The Adviser believes in the opportunities available in the cloud market and views this exposure as potential for continued strength in earnings growth.

Allocation to Life Sciences Tools & Services was approximately 1% of the Fund as of June 30, 2024. The Adviser believes that the sector is comprised of high quality and large cap companies with potential for double digit earnings growth.

Allocation to U.S. Beverages was approximately 1% of the Fund’s exposure as of June 30, 2024, and reflects the Adviser’s belief that this industry is relatively defensive relative to the market. The Adviser currently believes that the certain companies in this sector are going through structural changes and may have the potential to improve free cash flow conversion.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2024
	6 Months*	1 Year	5 Year	Since Inception (July 9, 2018)
Six Circles U.S. Unconstrained Equity Fund	15.77%	26.97%	16.61%	14.53%

*	Not Annualized

8	SIX CIRCLES TRUST	JUNE 30, 2024

GROWTH OF $10,000 REPORT (07/09/2018 TO 06/30/2024)

$25,000
$20,000
$15,000
$10,000
$5,000
7/9/18
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
6/30/24
Six Circles U.S. Unconstrained Equity Fund
MSCI USA Index

**SECTOR[1)]**

| | | % |
|---|---|---|
| | Information Technology | 32.3 |
| | Financials | 15.4 |
| | Health Care | 14.0 |
| | Consumer Discretionary | 10.4 |
| | Industrials | 8.5 |
| | Communication Services | 8.2 |
| | Consumer Staples | 3.7 |
| | Energy | 3.1 |
| | Real Estate | 2.3 |
| | Materials | 1.5 |
| | Utilities | 0.6 |

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. Cash and mark-to-market value on derivatives contracts represent less than 0.5%. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.27% and 0.06% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles U.S. Unconstrained Equity Fund and the MSCI USA Index from July 9, 2018 to June 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the U.S. market. With 627 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in the United States. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2024	SIX CIRCLES TRUST	9

Six Circles International Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2024 Through June 30, 2024 (Unaudited)

REPORTING PERIOD RETURN
Fund*	8.65%
MSCI World ex-USA Index	4.96%

Net Assets as of 06/30/2024 (In Thousands)	$15,090,468

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles International Unconstrained Equity Fund (the “Fund”) seeks to provide capital appreciation. The Fund invests at least 80% of its net assets in equity securities and other instruments with economic characteristics similar to equity securities. The Fund primarily invests in the equity securities of non-U.S. companies and is generally unconstrained by any particular capitalization, style or sector or non-U.S. country.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2024 through June 30, 2024 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed the MSCI World ex-USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

Information Technology, Consumer Staples and Materials sectors comprised approximately 39% of the Fund’s sector exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector overweights relative to the Index. Information Technology and Materials contributed to the Fund’s performance on an absolute basis, whereas Consumer Staples detracted. Relative to the Index, Consumer Sta-

ples detracted from performance while Information Technology and Materials contributed to the Fund’s performance.

Consumer Discretionary, Communication Services and Industrials sectors comprised approximately 20% of the Fund’s sector exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector underweights relative to the Index. All three sectors contributed to the Fund’s performance on an absolute basis and relative to the Index.

On an allocation level, German Application Software was the largest contributor to the Fund’s performance on an absolute basis, while the allocation to Europe Beverages was the largest detractor from the Fund’s return on an absolute basis during the reporting period.

The Fund employed equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed modestly to the Fund’s absolute performance during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to nineteen strategies managed by one Sub-Adviser, across various sector and sub-industry exposures as follows.

PORTFOLIO ALLOCATION***
Europe Financials	16%
Europe ex-UK	11
Europe Industrials	9
Europe Materials	8
Broad UK	7
Europe Pharmaceuticals	7
Netherlands Semiconductor & Semiconductor Equipment	7
Europe Beverage	5
German Application Software	5
Japan	5
Denmark Pharmaceuticals Biotechnology & Life Sciences	4
Switzerland Food Products	4
Europe Textile Luxury Goods	3
Europe Integrated Oil & Gas	2
Europe Peronal Products	2
Taiwan Semiconductors & Semiconductor Equipment	2
Europe Automobiles	1
Europe ex-UK Utilities	1
Europe Insurance	1

10	SIX CIRCLES TRUST	JUNE 30, 2024

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2024 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2024. The portfolio allocation is subject to change.

Allocation to Europe Financials was approximately 16% of the Fund as of June 30, 2024. The Adviser has conviction in this sector due to improved capital levels and currently believes that Financials can directly benefit from higher inflation and interest rates through higher lending costs and better net interest margin.

Allocation to Europe ex-UK comprised approximately 11% of the Fund as of June 30, 2024. Within the context of the broader Portfolios, the Adviser believes that this is a defensive position, and the exposure to renewable energy helps diversify against European Energy positions and provides a growth dynamic to the sector, while trading at reasonable valuations.

Allocation to Europe Industrials was approximately 9% of the Fund as of June 30, 2024. The Adviser believes that the Industrials sector is built on cyclical exposures that benefit from economic recovery and growth.

Allocation to Europe Materials was approximately 8% of the Fund’s exposure as of June 30, 2024. The Adviser believes that the sector is currently undervalued due to poor operating environments and views this exposure as potential for continued strength in earnings growth.

Allocation to Broad UK comprised approximately 7% of the Fund as of June 30, 2024. Within the context of the broader Portfolios, the Adviser believes that the allocation provides exposure to a more cyclical European market which has recently began its rate cutting cycle.

Allocation to Europe Pharmaceuticals comprised approximately 7% of the Fund as of June 30, 2024, and provides what the Adviser believes to be a defensive exposure with attractive fundamentals and valuations, within the context of the broader Portfolios.

Allocation to Netherlands Semiconductors & Semiconductor Equipment was approximately 7% of the Fund’s exposure as of June 30, 2024. The Adviser believes that the sector has strong competitive advantages and offers more reasonable valuations than its U.S. counterparts.

Allocation to Europe Beverages was approximately 5% of the Fund as of June 30, 2024. Europe accounts for a large portion of the industry’s demand. The Adviser believes that allocation to Europe Beverage could perform well as a more defensive allocation within the fund’s broader Consumer Staples allocation.

Allocation to German Application Software was approximately 5% of the Fund as of June 30, 2024. German Investable Markets Index is primarily made up of SAP, a company the Adviser believes that the market is currently underappreciating given its cloud transition, value of defensive cashflows, and positive business model changes.

The Adviser believes that the allocation to Broad Japan provides exposure to high quality Japanese companies with evolving business models. The allocation was approximately 5% of the Fund as of June 30, 2024.

Allocation to Denmark Pharmaceuticals Biotechnology & Life Sciences was approximately 4% of the Fund’s exposure as of June 30, 2024. The Adviser believes that the opportunity that exists in this space is currently undervalued by the market and believes that the growth potential in the industry could be significant over the next 10 years.

Allocation to Switzerland Food Products was approximately 4% of the Fund as of June 30, 2024, and serves as a defensive position, allowing the Adviser access to mainly large cap companies.

Allocation to Europe Textile Luxury Goods was approximately 3% of the Fund as of June 30, 2024. The Adviser believes that the sector provides cyclical exposures in Europe that benefit from economic recovery and growth.

Allocation to Europe Integrated Oil & Gas was approximately 2% of the Fund as of June 30, 2024. The Adviser believes that the sector provides exposure to a cyclical industry that can take advantage of the early cycle environment.

Allocation to Europe Personal Products was approximately 2% of the Fund’s exposure as of June 30, 2024. The Adviser believes that this is a defensive position and serves to offset more cyclical risk elsewhere in the portfolio.

Allocation to Taiwan Semiconductors was approximately 2% of the Fund as of June 30, 2024. The Adviser believes that the allocation helps build out full international semiconductor exposure within the broader Portfolios.

Allocation to Europe Automobiles was approximately 1% of the Fund’s exposure as of June 30, 2024. The Adviser believes the industry is an attractive defensive diversifier within the Fund as the Adviser believes valuations have come down to a reasonable level.

The Adviser believes that allocation to Europe ex-UK Utilities serves as a defensive position with exposure to renewable energy, which helps diversify against European Energy positions and provides a growth dynamic to the sector. This allocation was approximately 1% of the Fund as of June 30, 2024.

The Adviser believes that European Insurance is currently operating in a favorable environment given current interest

JUNE 30, 2024	SIX CIRCLES TRUST	11

Six Circles International Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2024 Through June 30, 2024 (Unaudited) (continued)

rates and continued strength in the operating environment,
where demand is greater than supply. Allocation to European
Insurance was approximately 1% of the Fund’s exposure as of
June 30, 2024.

AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2024

	6 Months*	1 Year	5 Year	Since Inception (July 9, 2018)
Six Circles International Unconstrained Equity Fund	8.65%	13.61%	6.96%	4.98%

*	Not Annualized

GROWTH OF $10,000 REPORT (07/09/2018 TO 06/30/2024)

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
7/9/18
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
6/30/24
Six Circles International Unconstrained Equity Fund
MSCI World ex-USA Index

## SECTOR[1)]

| | % |
|---|---|
| Financials | 21.0 |
| Information Technology | 15.8 |
| Health Care | 14.1 |
| Consumer Staples | 13.3 |
| Industrials | 12.4 |
| Materials | 9.9 |
| Consumer Discretionary | 6.7 |
| Energy | 3.7 |
| Utilities | 1.9 |
| Communication Services | 0.9 |
| Real Estate | 0.3 |

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. Cash and mark-to-market value on derivatives contracts represent less than 0.5%. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.28% and 0.08% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles International Unconstrained Equity Fund and the MSCI World ex-USA Index from July 9, 2018 to June 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World ex-USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The MSCI World ex-USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries—excluding the United States. With 871 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.

The MSCI Emerging Markets Index captures large and mid cap representation across 24 Emerging Markets (EM) countries. With 1,441 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

12	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles Global Bond Fund

FUND COMMENTARY

Period January 1, 2024 Through June 30, 2024 (Unaudited)

REPORTING PERIOD RETURN
Fund*	0.13%
Bloomberg Global-Aggregate Index - Hedged USD	0.13%

Net Assets as of 06/30/2024 (In Thousands)	$12,343,652
Duration	7.31 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Global Bond Fund (the “Fund”) seeks to provide total return. The Fund invests mainly in a global portfolio of investment grade fixed income securities with varying maturities across government, corporate, and securitized fixed income sectors. The Fund will also allocate across a number of different countries around the World.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”).

The Adviser currently engages the following Sub-Advisers:

•	BlackRock Investment Management, LLC (“BlackRock”)
•	Pacific Investment Management Company LLC (“PIMCO”)
•	PGIM, Inc. (“PGIM”)

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2024 through June 30, 2024, (the “reporting period”) the Fund posted a positive return on an absolute basis and outperformed relative to the Bloomberg Global- Aggregate Index – Hedged USD (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the

Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

By sector composition, Investment Grade Credit was the largest sector exposure in the Fund on a look-through basis and comprised approximately 37% of the Fund at the end of the reporting period, with the Fund being overweight this sector relative to the Index. Investment Grade Credit contributed to the Fund’s performance both on an absolute basis as well as relative to the Index during the reporting period.

Government Bonds comprised approximately 37% of the Fund’s exposure on a look-through basis at the end of the reporting period, with the Fund being underweight this sector relative to the Index. During the reporting period, exposure to Government Bonds contributed to the Fund’s performance on an absolute basis and relative to the Index.

On an allocation level, the Fund’s allocation to Pan-European Credit was the largest contributor to the Fund’s performance on an absolute basis during the reporting period.

During the reporting period, the Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. On a standalone basis, the currency forwards had a positive effect on the Fund’s absolute performance during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to fourteen strategies across various sectors, credit ratings, maturity buckets, and regional exposures.

JUNE 30, 2024	SIX CIRCLES TRUST	13

Six Circles Global Bond Fund

FUND COMMENTARY

Period January 1, 2024 Through June 30, 2024 (Unaudited) (continued)

PORTFOLIO ALLOCATION***
Pan-European Credit (BlackRock)	22%
Pan-European Government (BlackRock)	16
China Treasury + Policy Bank (BlackRock)	14
Global Treasury France 10+ Years (BlackRock)	9
Asia Pacific Gov’t ex-China (BlackRock)	8
Global Credit (PGIM)	6
Global Securitized (PIMCO)	6
U.S. Treasury 10-20 Year (BlackRock)	6
U.S. Securitized (BlackRock)	5
Global Government (PGIM)	3
U.K. Gilt 10 + Years (BlackRock)	2
U.S. Credit (BlackRock)	1
Pan European Securitized (BlackRock)	1
U.S. Government (BlackRock)	1

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2024 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2024. The portfolio allocation is subject to change.

Allocation to Global Credit and Pan European Credit comprised approximately 28% of the Fund as of June 30, 2024, and provides what the Adviser believes to be a full tracking error, flexible access point to a broad range of global corporate bonds across different regions, sectors, and credit qualities.

Allocations to Asia Pacific Government ex-China and Pan-European Government comprised approximately 26% of the Fund as of June 30, 2024, and provide what the Adviser believes is a low tracking error, tactical way to allocate to government bonds within these regions.

Allocation to Global Securitized and Pan European Securitized comprised approximately 8% of the Fund as of June 30, 2024, and provides what the Adviser believes to be full tracking error, flexible access to a broad range of securitized debt across different regions, sectors, and credit qualities.

The Adviser believes that the allocation to Global Government provides full tracking error access to a broad range of government bonds across different regions. The allocation was approximately 3% of the Fund as of June 30, 2024.

Allocations to U.S. Treasury, U.S. Government, Global Treasury France, and U.S. Securitized comprised approximately 21% of the Fund as of June 30, 2024. These allocations provide what the Adviser believes is a low tracking error, tactical way to allocate within these sectors.

Allocations to China Treasury & Policy Bank comprised approximately 14% of the Fund as of June 30, 2024. This exposure allows the portfolio to tactically allocate to Chinese government bonds.

Allocation to U.K. Gilt 10+ Years comprised approximately 2% of the Fund as of June 30, 2024. This exposure allows the Adviser to build out the broader International fixed income allocation within the portfolio.

Allocation to U.S. Credit comprised approximately 1% of the Fund as of June 30, 2024. This exposure allows the portfolio to expand the high yield allocation.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2024
	6 Months*	1 Year	Since Inception (May 19, 2020)
Six Circles Global Bond Fund	0.13%	5.49%	0.12%

*	Not Annualized

GROWTH OF $10,000 REPORT (05/19/2020 TO 06/30/2024)

$10,500
$10,000
$9,500
$9,000
$8,500
5/19/20
12/31/20
12/31/21
12/31/22
12/31/23
6/30/24
Six Circles Global Bond Fund
Bloomberg Global-Aggregate Index - Hedged USD

## SECTOR[1]

| Sector | % |
|---|---|
| GOVTS/SOVEREIGNS | 39.2 |
| INVESTMENT GRADE CORPORATES | 20.5 |
| AGENCIES/REGIONALS | 14.6 |
| NON-AGENCY MBS | 10.9 |
| PRIVATE PLACEMENTS/144AS | 8.6 |
| CASH[2] | 3.6 |
| NON-AGENCY ABS | 1.7 |
| HIGH YIELD CORPORATES | 0.6 |
| CORPORATE BOND | 0.3 |

14	SIX CIRCLES TRUST	JUNE 30, 2024

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

2)	(0.87)% of the amount shown in the Fund’s “Cash” line item reflects the mark-to-market value of the Funds derivative positions.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.36% and 0.18% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on May 19, 2020.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Global Bond Fund and the Bloomberg Global-Aggregate Index - Hedged USD from May 19, 2020 to June 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Global-Aggregate Index - Hedged USD does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Bloomberg Global-Aggregate Index - Hedged USD provides a broad-based measure of the global investment grade fixed income markets. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2024	SIX CIRCLES TRUST	15

Six Circles Tax Aware Bond Fund

FUND COMMENTARY

Period January 1, 2024 Through June 30, 2024 (Unaudited)

REPORTING PERIOD RETURN
Fund*	0.67%
Bloomberg 1-15 Year Municipal Bond Index	(0.63)%

Net Assets as of 06/30/2024 (In Thousands)	$10,196,830
Duration	5.82 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Tax Aware Bond Fund (the “Fund”) seeks to provide after-tax total return. The Fund invests at least 50% in municipal securities across varying maturity ranges, the income from which is exempt from federal income tax1). The Fund also may invest in taxable instruments.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”).

The Adviser currently engages the following Sub-Advisers:

•	Allspring Global Investments, LLC (“Allspring”)
•	BlackRock Investment Management, LLC (“BlackRock”)(a)
•	Capital International Inc. (“Capital Group”)
•	Nuveen Asset Management, LLC (“Nuveen”)

(a)	During the reporting period, the Adviser did not allocate Fund assets to this Sub-Adviser.

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2024 through June 30, 2024, (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed relative to the Bloomberg 1-15 Year Municipal Bond Index (the “Index”). References to the

Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

By sector composition, Investment Grade Rated Municipal Bonds were the largest sector exposure in the Fund on a look-through basis and comprised approximately 83% of the Fund at the end of the reporting period, with the Fund being underweight this sector relative to the Index. This sector contributed to the Fund’s performance both on an absolute basis as well as relative to the Index during the reporting period.

High Yield Municipal Bonds were approximately 17% of the Fund’s exposure on a look-through basis at the end of the reporting period, with the Fund being overweight to this sector relative to the Index. During the reporting period, exposure to High Yield Municipal Bonds contributed to the Fund’s performance on an absolute basis and relative to the Index.

On an allocation level, the full tracking error Municipal allocation managed by Nuveen was the largest contributor to the Fund’s return.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to three strategies across various sectors, credit ratings, maturity buckets, and regional exposures.

PORTFOLIO ALLOCATION***
Municipals (Nuveen)	38%
Municipals (Allspring)	37
1-17 Year Municipal (Capital Group)	25

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2024 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2024. The portfolio allocation is subject to change.
1)	Interest on Municipal securities is exempt from federal income tax however interest on certain bonds may be subject to the federal alternative minimum tax for individuals.

16	SIX CIRCLES TRUST	JUNE 30, 2024

The Adviser believes that the allocations to Municipal strategies sub-advised by Nuveen and Allspring provide full tracking error, flexible access to a broad range of municipals across different sectors and credit qualities. Each of these allocations were approximately 38% and 37% of the Fund as of June 30, 2024, respectively.

An allocation to Capital Group 1-17 Year Municipal strategy comprised approximately 25% of the Fund as of June 30, 2024. This allocation provides what the Adviser believes to be low tracking error, flexible access points to municipal debt within short, intermediate and long maturity ranges.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2024
	6 Months*	1 Year	Since Inception (May 19, 2020)
Six Circles Tax Aware Bond Fund	0.67%	4.28%	1.27%

*	Not Annualized

GROWTH OF $10,000 REPORT (05/19/2020 TO 06/30/2024)

$11,000
$10,500
$10,000
$9,500
$9,000
5/19/20
12/31/20
12/31/21
12/31/22
12/31/23
6/30/24
Six Circles Tax Aware Bond Fund
Bloomberg 1-15 Year Municipal Bond Index

2)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.28% and 0.14% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on May 19, 2020.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Tax Aware Bond Fund and the Bloomberg 1-15 Year Municipal Bond Index from May 19, 2020 to June 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg 1-15 Year Municipal Bond Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Bloomberg 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2024	SIX CIRCLES TRUST	17

Six Circles Credit Opportunities Fund

FUND COMMENTARY

Period January 1, 2024 Through June 30, 2024 (Unaudited)

REPORTING PERIOD RETURN
Fund*	3.78%
Bloomberg U.S. Intermediate Corporate Bond Index	1.00%

Net Assets as of 06/30/2024 (In Thousands)	$7,515,655
Duration	3.17 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Credit Opportunities Fund (the “Fund”) seeks to provide total return. The Fund invests mainly in global fixed income opportunities, including below investment-grade debt, as well as other tactical credit opportunities.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”).

The Adviser currently engages the following Sub-Advisers:

•	BlackRock Investment Management, LLC (“BlackRock”)
•	Royal Bank of Canada Global Asset Management (UK) (“RBC GAM (UK)”)
•	Lord Abbett & Co, LLC (“Lord Abbett”)
•	Muzinich & Co., Inc. (“Muzinich”)(a)
•	Pacific Investment Management Company LLC (“PIMCO”)
•	PGIM, Inc. (“PGIM”)

(a)	During the reporting period, the Fund has not allocated assets to this Sub-Adviser.

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2024 through June 30, 2024, (the “reporting period”) the Fund posted a positive return on an absolute basis, and outperformed relative to the Bloomberg U.S. Intermediate Corporate Bond Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the

Fund’s performance to that of a well-known and widely recognized index.

By sector composition, High Yield was the largest sector exposure in the Fund on a look-through basis and comprised approximately 93% of the Fund at the end of the reporting period. During the reporting period, this sector contributed to the Fund’s performance both on an absolute basis as well as relative to the Index.

Investment Grade Corporate Bonds was the largest sector underweight, with approximately 6% of the Fund’s exposure on a look-through basis at the end of the reporting period. During the reporting period, exposure to Investment Grade Corporate Bonds contributed to the Fund’s performance both on an absolute basis as well as relative to the Index.

On an allocation level, High Yield allocation managed by BlackRock was the largest contributor to the Fund’s return on an absolute basis during the reporting period.

During the reporting period, the Fund employed the tactical use of interest rate futures and credit default swaps to hedge exposure. The use of credit default swaps contributed to the Fund’s absolute performance, while interest rate futures detracted from the Fund’s absolute performance during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to five Sub-Advisers across various sectors, credit ratings, maturity buckets, and regional exposures.

PORTFOLIO ALLOCATION***
U.S. High Yield (BlackRock)	31%
European High Yield (RBC GAM UK)	25
U.S. High Yield (PGIM)	19
Asia High Yield (PIMCO)	10
Emerging Markets Debt (PIMCO)	10
Short Duration (Lord Abbett)	5

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2024 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2024. The portfolio allocation is subject to change.

18	SIX CIRCLES TRUST	JUNE 30, 2024

Allocation to U.S. High Yield managed by BlackRock comprised approximately 31% of the Fund as of June 30, 2024. The Adviser believes that the allocation provides flexibility in the portfolio construction process for adjusting credit quality and sector allocations in response to market movements.

Allocation to European High Yield managed by RBC GAM (UK) comprised approximately 25% of the Fund as of June 30, 2024. The Adviser believes that the allocation provides access to the broad European High Yield market, focused on European credits rated from CCC to B-rated.

Allocation to U.S. High Yield managed by PGIM comprised approximately 19% of the Fund as of June 30, 2024. This allocation provides what the Adviser believes to be a broader market exposure, with potential ability to offer excess returns without taking large sector or credit rating bets.

Allocation to Asia High Yield managed by PIMCO comprised approximately 10% of the Fund as of June 30, 2024, and provides what the Adviser believes to be a more focused exposure to CCC or B-rated names.

Allocation to Emerging Markets Debt managed by PIMCO comprised approximately 10% of the Fund as of June 30, 2024, and provides what the Adviser believes to be a direct exposure to hard currency emerging market fixed income.

Allocation to Short Duration managed by Lord Abbett comprised approximately 5% of the Fund as of June 30, 2024. The Adviser believes that this allocation provides a higher quality, shorter duration exposure and consists of investment grade and securitized bonds.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2024
	6 Months*	1 Year	Since Inception (August 19, 2020)
Six Circles Credit Opportunities Fund	3.78%	9.83%	2.54%

*	Not Annualized

GROWTH OF $10,000 REPORT (08/19/2020 TO 06/30/2024)

SECTOR[1]

	%
HIGH YIELD CORPORATES	71.9
GOVTS/SOVEREIGNS	10.1
INVESTMENT GRADE CORPORATES	4.8
LEVERAGED/BANK LOANS	3.6
CASH[2]	3.4
AGENCIES/REGIONALS	2.7
NON-AGENCY ABS	2.1
CORPORATE BOND	1.4

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

2)	(0.43)% of the amount shown in the Fund’s “Cash” line item reflects the mark-to-market value of the Fund’s derivative positions.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.79% and 0.29% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on August 19, 2020.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Credit Opportunities Fund and the Bloomberg U.S. Intermediate Corporate Bond Index from August 19, 2020 to June 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Intermediate Corporate Bond Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Bloomberg U.S. Intermediate Corporate Total Return Bond Index measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 to 9.9999 years. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2024	SIX CIRCLES TRUST	19

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — 18.6%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027		1,200	1,178
Americredit Automobile Receivables Trust, Series 2023-1, Class A2B, (United States 30 Day Average SOFR + 0.73%), 6.06%, 10/19/2026 (aa)		549	550
AutoFlorence Srl, (Italy),
Series 2, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 4.30%, 12/24/2044 (aa)	EUR	345	370
Series 2, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 4.35%, 12/24/2044 (aa)	EUR	72	76
Series 3, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.95%), 4.76%, 12/25/2046 (aa)	EUR	1,000	1,077
Series 3, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 2.35%), 5.95%, 12/25/2046 (aa)	EUR	100	109
Autonoria Spain 2022 FT, (Spain),
Series 2022-SP, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.84%) 4.44%, 01/25/2040 (aa)	EUR	545	586
Series 2022-SP, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 2.00%), 5.60%, 01/26/2040 (aa)	EUR	68	74
Autonoria Spain 2023 FT, (Spain),
Series 2023-SP, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 4.30%, 09/30/2041 (aa)	EUR	656	704
Series 2023-SP, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.15%), 4.75%, 09/30/2041 (aa)	EUR	94	101
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 06/20/2030 (e)		1,500	1,494
Azure Finance No. 3 plc, (United Kingdom), Series 3, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.80%), 6.01%, 06/20/2034 (aa)	GBP	202	256
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00%, 04/15/2028		1,485	1,479
Bank of America Auto Trust,
Series 2023-1A, Class A2, 5.83%, 05/15/2026 (e)		559	559
Series 2023-2A, Class A2, 5.85%, 08/17/2026 (e)		1,506	1,507
Barings CLO Ltd. 2019-III, (Cayman Islands), Series 2019-3A, Class A1R, (CME Term SOFR 3 Month + 1.33%), 6.66%, 04/20/2031 (e) (aa)		250	250
Battalion CLO 18 Ltd., (Cayman Islands), Series 2020-18A, Class AR, (CME Term SOFR 3 Month + 1.46%), 6.79%, 10/15/2036 (e) (aa)		1,000	1,001

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Bavarian Sky 5 plc, (United Kingdom), Series UK5, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.62%), 5.83%, 04/20/2031 (aa)	GBP	1,069	1,354
Bavarian Sky SA, (Luxembourg), Series GE13, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.43%), 4.04%, 03/20/2032 (aa)	EUR	500	536
Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2015-6BR, Class A, (CME Term SOFR 3 Month + 1.45%), 6.78%, 07/20/2034 (e) (aa)		1,000	1,001
Benefit Street Partners CLO VIII Ltd., (Cayman Islands), Series 2015-8A, Class A1AR, (CME Term SOFR 3 Month + 1.36%), 6.69%, 01/20/2031 (e) (aa)		667	669
BMW Canada Auto Trust, (Canada),
Series 2023-1A, Class A1, 5.43%, 01/20/2026 (e)	CAD	271	198
Series 2024-1A, Class A1, 5.03%, 04/20/2026 (e)	CAD	700	515
BMW Vehicle Owner Trust, Series 2023-A, Class A2B, (United States 30 Day Average SOFR + 0.43%), 5.77%, 04/27/2026 (aa)		2,068	2,069
Brignole Co., (Italy), Series 2024, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.78%), 4.38%, 02/24/2042 (aa)	EUR	611	655
Bumper De SA, (Luxembourg), Series 2023-DE1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.58%), 4.18%, 08/23/2032 (aa)	EUR	511	548
Capital One Multi-Asset Execution Trust,
Series 2017-A5, Class A5, (CME Term SOFR 1 Month + 0.69%), 6.02%, 07/15/2027 (aa)		900	901
Series 2021-A3, Class A3, 1.04%, 11/15/2026		1,300	1,278
Series 2022-A1, Class A1, 2.80%, 03/15/2027		1,700	1,668
Series 2022-A2, Class A, 3.49%, 05/15/2027		500	491
CARDS II Trust, (Canada), Series 2023-2A, Class A, (United States SOFR + 0.85%), 6.19%, 07/15/2028 (e) (aa)		1,100	1,103
CarMax Auto Owner Trust,
Series 2021-2, Class A3, 0.52%, 02/17/2026		179	177
Series 2022-4, Class A2A, 5.34%, 12/15/2025		59	59
Series 2022-4, Class A2B, (United States 30 Day Average SOFR + 0.90%), 6.23%, 12/15/2025 (aa)		84	84
Series 2023-3, Class A2A, 5.72%, 11/16/2026		710	710
Series 2023-4, Class A2A, 6.08%, 12/15/2026		1,102	1,105

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Series 2024-1, Class A2A, 5.30%, 03/15/2027		1,000	998
Series 2024-1, Class A3, 4.92%, 10/16/2028		474	472
Series 2024-2, Class A2A, 5.65%, 05/17/2027		900	901
Cars Alliance Auto Leases France, (France),
Series 2023-1FRV, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.65%), 4.26%, 10/21/2038 (aa)	EUR	900	967
Series 2023-1FRV, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.30%), 4.91%, 10/21/2038 (aa)	EUR	400	433
Carvana Auto Receivables Trust,
Series 2023-P4, Class A2, 6.23%, 01/11/2027 (e)		368	369
Series 2023-P5, Class A2, 5.77%, 04/12/2027 (e)		833	832
CIFC Funding Ltd., (Cayman Islands), Series 2014-5A, Class A1R2, (CME Term SOFR 3 Month + 1.46%), 6.78%, 10/17/2031 (e) (aa)		945	945
Citibank Credit Card Issuance Trust,
Series 2018-A5, Class A5, (CME Term SOFR 1 Month + 0.72%), 6.05%, 08/07/2027 (aa)		900	904
Series 2023-A1, Class A1, 5.23%, 12/08/2027		1,600	1,598
Citizen Irish Auto Receivables Trust DAC, (Ireland),
Series 2023-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.77%), 4.42%, 12/15/2032 (aa)	EUR	486	522
Series 2023-1, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.40%), 5.05%, 12/15/2032 (aa)	EUR	121	131
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)		1,000	1,004
CNH Equipment Trust,
Series 2023-B, Class A2, 5.90%, 02/16/2027		503	503
Series 2024-A, Class A3, 4.77%, 06/15/2029		479	476
Compartment BL Consumer Credit, (Luxembourg),
Series 2024-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.63%), 4.23%, 09/25/2041 (aa)	EUR	642	690
Series 2024-1, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.90%), 4.50%, 09/25/2041 (aa)	EUR	292	313
Daimler Trucks Retail Trust, Series 2023-1, Class A2, 6.03%, 09/15/2025		337	338
Dell Equipment Finance Trust, Series 2023-2, Class A2, 5.84%, 01/22/2029 (e)		333	334

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Dowson plc, (United Kingdom), Series 2022-2, Class B, Reg. S, (SONIA Interest Rate Benchmark + 2.70%), 7.91%, 08/20/2029 (aa)	GBP	500	635
Dryden 49 Senior Loan Fund, (Cayman Islands), Series 2017-49A, Class AR, (CME Term SOFR 3 Month + 1.21%), 6.54%, 07/18/2030 (e) (aa)		1,281	1,282
E-Carat DE, (Luxembourg), Series 2024-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.45%), 0.00%, 11/25/2035 (aa)	EUR	800	857
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		652	561
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 01/22/2029 (e)		601	600
FCT Autonoria, (France),
Series 2023-DE, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.47%), 4.07%, 01/26/2043 (aa)	EUR	864	926
Series 2023-DE, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.15%), 4.75%, 01/26/2043 (aa)	EUR	216	233
Ford Auto Securitization Trust, (Canada), Series 2021-AA, Class A2, 1.16%, 10/15/2025 (e)	CAD	52	38
Ford Credit Auto Lease Trust, Series 2023-B, Class A2B, (United States 30 Day Average SOFR + 0.59%), 5.92%, 02/15/2026 (aa)		801	802
Ford Credit Auto Owner Trust,
Series 2022-D, Class A3, 5.27%, 05/17/2027		110	110
Series 2023-A, Class A2B, (United States 30 Day Average SOFR + 0.72%), 6.05%, 03/15/2026 (aa)		750	750
Series 2024-1, Class A, SUB, 4.87%, 08/15/2036 (e)		789	783
Series 2024-B, Class A2A, 5.40%, 04/15/2027		1,500	1,500
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A2, (United States 30 Day Average SOFR + 1.25%), 6.58%, 05/15/2028 (e) (aa)		1,290	1,307
Gilbert Park CLO Ltd., (Cayman Islands), Series 2017-1A, Class A, (CME Term SOFR 3 Month + 1.45%), 6.78%, 10/15/2030 (e) (aa)		853	854
GM Financial Automobile Leasing Trust,
Series 2023-1, Class A2A, 5.27%, 06/20/2025		53	53
Series 2023-2, Class A2A, 5.44%, 10/20/2025		399	399
GM Financial Consumer Automobile Receivables Trust,
Series 2023-2, Class A2A, 5.10%, 05/18/2026		382	382

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	21

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Series 2023-2, Class A2B, (United States 30 Day Average SOFR + 0.75%), 6.08%, 05/18/2026 (aa)		425	425
Series 2023-2, Class A3, 4.47%, 02/16/2028		429	424
Series 2023-3, Class A2B, (United States 30 Day Average SOFR + 0.47%), 5.80%, 09/16/2026 (aa)		1,842	1,843
Series 2023-4, Class A2A, 5.89%, 11/16/2026		740	742
Series 2024-1, Class A3, 4.85%, 12/18/2028		940	934
GMF Canada Leasing Trust, (Canada), Series 2024-1A, Class A1, 4.98%, 02/20/2026 (e)	CAD	1,000	731
Golden Bar Securitisation Srl, (Italy), Series 2023-2, Class B, Reg. S, (ICE LIBOR EUR 3 Month + 2.90%), 6.60%, 09/22/2043 (aa)	EUR	328	357
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A2, 5.65%, 02/16/2027		1,000	1,000
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.49%, 06/25/2027 (e)		1,700	1,697
Hill FL 2024-1BV, (Netherlands), Series 2024-1FL, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.10%), 4.68%, 02/18/2032 (aa)	EUR	200	215
Honda Auto Receivables Owner Trust, Series 2024-1, Class A2, 5.36%, 09/15/2026		2,091	2,087
Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A2A, 5.20%, 04/15/2025 (e)		29	29
Hyundai Auto Receivables Trust,
Series 2023-A, Class A2A, 5.19%, 12/15/2025		285	285
Series 2023-A, Class A3, 4.58%, 04/15/2027		500	496
Series 2023-B, Class A2B, (United States 30 Day Average SOFR + 0.48%), 5.81%, 05/15/2026 (aa)		1,301	1,302
Series 2024-A, Class A3, 4.99%, 02/15/2029		3,197	3,185
Koromo Italy Srl, (Italy), Series 1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.80%), 4.42%, 02/26/2035 (aa)	EUR	337	361
LT Autorahoitus IV DAC, (Ireland), Series 4, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.69%), 4.27%, 07/18/2033 (aa)	EUR	402	432
LT Autorahoitus V DAC, (Ireland), Series 5, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.90%), 4.48%, 05/18/2035 (aa)	EUR	400	425
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 07/15/2030 (e)		510	510
Madison Park Funding XXXIII Ltd., (Cayman Islands), Series 2019-33A, Class AR, (CME Term SOFR 3 Month + 1.29%), 6.62%, 10/15/2032 (e) (aa)		250	250

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)		600	595
MBarc Credit Canada, Inc., (Canada), Series 2024-AA, Class A2, 5.30%, 10/15/2026 (e)	CAD	500	366
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A2, 5.92%, 11/16/2026		1,018	1,020
Navient Private Education Loan Trust,
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 6.16%, 12/15/2059 (aa)		284	283
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 6.34%, 11/15/2068 (e) (aa)		1,278	1,272
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B, (CME Term SOFR 1 Month + 1.16%), 6.49%, 12/15/2059 (e) (aa)		244	244
Series 2019-GA, Class A, 2.40%, 10/15/2068 (e)		120	112
Series 2021-DA, Class A, (Prime Rate -1.99%), 6.51%, 04/15/2060 (e) (aa)		294	283
Navient Student Loan Trust, Series 2019-BA, Class A2B, (CME Term SOFR 1 Month + 1.09%), 6.42%, 12/15/2059 (e) (aa)		166	166
Nelnet Student Loan Trust,
Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 6.35%, 06/27/2067 (e) (aa)		554	553
Series 2021-CA, Class AFL, (CME Term SOFR 1 Month + 0.85%), 6.19%, 04/20/2062 (e) (aa)		733	728
NewDay Funding, (United Kingdom), Series 2024-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.18%), 6.39%, 03/15/2032 (aa)	GBP	534	677
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, (United States 30 Day Average SOFR + 1.60%), 6.93%, 03/14/2029 (e) (aa)		835	839
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, (United States 30 Day Average SOFR + 1.50%), 6.83%, 09/15/2036 (e) (aa)		1,652	1,673
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)		8	8
Palmer Square CLO 2013-2 Ltd., (Cayman Islands), Series 2013-2A, Class A1A3, (CME Term SOFR 3 Month + 1.26%), 6.58%, 10/17/2031 (e) (aa)		187	187
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (CME Term SOFR 1 Month + 0.91%), 6.25%, 07/25/2035 (aa)		251	248

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Pawnee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 07/15/2027 (e)		127	126
PCL Funding VI plc, (United Kingdom), Series 2022-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.40%), 6.61%, 07/15/2026 (aa)	GBP	723	914
Pony SA Compartment German Auto Loans, (Luxembourg),
Series 2024-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.52%), 0.00%, 01/14/2033 (w) (aa)	EUR	800	857
Series 2024-1, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.85%), 0.00%, 01/14/2033 (w) (aa)	EUR	100	107
PRET LLC,
Series 2021-NPL3, Class A1, SUB, 1.87%, 07/25/2051 (e)		540	530
Series 2021-NPL6, Class A1, SUB, 2.49%, 07/25/2051 (e)		213	209
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 4.99%, 02/25/2061 (e)		179	177
Prodigy Finance DAC, (Ireland), Series 2021-1A, Class A, (CME Term SOFR 1 Month + 1.36%), 6.71%, 07/25/2051 (e) (aa)		50	50
Red & Black Auto Germany UG, (Germany),
Series 8, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 4.35%, 09/15/2030 (aa)	EUR	102	109
Series 10, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.20%), 4.80%, 09/15/2032 (aa)	EUR	100	108
Red & Black Auto Italy Srl, (Italy),
Series 1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 4.35%, 12/28/2031 (aa)	EUR	414	444
Series 2, Class A1, Reg. S, (ICE LIBOR EUR 1 Month + 1.00%), 4.65%, 07/28/2034 (aa)	EUR	651	701
Series 2, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.80%), 5.45%, 07/28/2034 (aa)	EUR	112	120
RevoCar UG, (Germany), Series 2024-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.56%), 4.17%, 02/21/2037 (aa)	EUR	577	620
Rockford Tower CLO 2017-3 Ltd., (Cayman Islands), Series 2017-3A, Class A, (CME Term SOFR 3 Month + 1.45%), 6.78%, 10/20/2030 (e) (aa)		155	155
RR 3 Ltd., (Cayman Islands), Series 2018-3A, Class A1R2, (CME Term SOFR 3 Month + 1.35%), 6.68%, 01/15/2030 (e) (aa)		417	418
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18%, 02/16/2027		1,744	1,746

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

SC Germany SA Compartment Consumer, (Luxembourg), Series 2020-1, Class C, Reg. S, (ICE LIBOR EUR 1 Month + 1.75%), 5.38%, 11/14/2034 (aa)	EUR	132	142
SLM Student Loan Trust, Series 2004-10, Class A7B, (United States 90 Day Average SOFR + 0.86%), 6.21%, 10/25/2029 (e) (aa)		191	191
SMB Private Education Loan Trust,
Series 2016-B, Class A2B, (CME Term SOFR 1 Month + 1.56%), 6.89%, 02/17/2032 (e) (aa)		136	136
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		90	89
Series 2017-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 6.34%, 09/15/2034 (e) (aa)		443	444
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 0.94%), 6.27%, 09/15/2037 (e) (aa)		407	405
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		311	283
Series 2021-A, Class A2A1, (CME Term SOFR 1 Month + 0.84%), 6.17%, 01/15/2053 (e) (aa)		1,457	1,445
Series 2021-A, Class APL, (CME Term SOFR 1 Month + 0.84%), 6.17%, 01/15/2053 (e) (aa)		173	172
Series 2021-D, Class A1B, (CME Term SOFR 1 Month + 0.71%), 6.04%, 03/17/2053 (e) (aa)		154	152
Series 2022-B, Class A1B, (United States 30 Day Average SOFR + 1.45%), 6.78%, 02/16/2055 (e) (aa)		1,357	1,365
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 7.18%, 05/16/2050 (e) (aa)		205	209
Series 2022-D, Class A1B, (United States 30 Day Average SOFR + 1.80%), 7.13%, 10/15/2058 (e) (aa)		2,097	2,133
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)		157	157
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/2029		1,000	1,007
TAGUS-Sociedade de Titularizacao de Creditos SA / Viriato Finance No. 1, (Portugal), Series 1, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.95%), 4.60%, 10/28/2040 (aa)	EUR	260	272
TCI-Symphony CLO 2016-1 Ltd., (Cayman Islands), Series 2016-1A, Class AR2, (CME Term SOFR 3 Month + 1.28%), 6.61%, 10/13/2032 (e) (aa)		234	235
Tesla Auto Lease Trust,
Series 2023-B, Class A2, 6.02%, 09/22/2025 (e)		403	403

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	23

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-A, Class A2A, 5.37%, 06/22/2026 (e)	1,500	1,497
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 6.15%, 11/20/2061 (e) (aa)	115	114
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)	1,500	1,444
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A2A, 3.83%, 08/15/2025	62	62
Series 2022-C, Class A2B, (United States 30 Day Average SOFR + 0.57%), 5.90%, 08/15/2025 (aa)	82	82
Series 2022-C, Class A3, 3.76%, 04/15/2027	800	788
Series 2023-C, Class A2A, 5.60%, 08/17/2026	352	352
Series 2024-A, Class A3, 4.83%, 10/16/2028	4,109	4,083
Toyota Lease Owner Trust, Series 2023-B, Class A2A, 5.73%, 04/20/2026 (e)	827	828
Trillium Credit Card Trust II, (Canada), Series 2023-3A, Class A, (United States SOFR + 0.85%), 6.20%, 08/26/2028 (e) (aa)	1,700	1,707
Venture XVIII CLO Ltd., (Cayman Islands), Series 2014-18A, Class AR, (CME Term SOFR 3 Month + 1.48%), 6.81%, 10/15/2029 (e) (aa)	109	109
Verizon Master Trust,
Series 2024-1, Class A1A, 5.00%, 12/20/2028	1,700	1,693
Series 2024-1, Class A1B, (United States 30 Day Average SOFR + 0.65%), 5.98%, 12/20/2028 (aa)	1,578	1,582
Volkswagen Auto Lease Trust, Series 2023-A, Class A2A, 5.87%, 01/20/2026	629	630
Volkswagen Auto Loan Enhanced Trust,
Series 2023-1, Class A2A, 5.50%, 12/21/2026	619	619
Series 2023-2, Class A2A, 5.72%, 03/22/2027	1,384	1,385
Series 2023-2, Class A2B, (United States 30 Day Average SOFR + 0.63%), 5.96%, 03/22/2027 (aa)	3,793	3,800
VOYA CLO 2017-2, (Cayman Islands), Series 2017-2A, Class A1R, (CME Term SOFR 3 Month + 1.24%), 6.57%, 06/07/2030 (e) (aa)	121	121
Wind River CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1RR, (CME Term SOFR 3 Month + 1.24%), 6.57%, 07/20/2030 (e) (aa)	34	34
World Omni Auto Receivables Trust,
Series 2023-A, Class A2A, 5.18%, 07/15/2026	225	225
Series 2023-B, Class A2A, 5.25%, 11/16/2026	457	456

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 2024-B, Class A2A, 5.48%, 09/15/2027		500	500
Youni Italy Srl, (Italy), Series 2024-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.88%), 4.48%, 04/20/2034 (aa)	EUR	569	611

Total Asset-Backed Securities (Cost $117,635)			117,631

Certificates of Deposit — 0.2%
Financial — 0.2%
Banks — 0.2%
Mizuho Bank Ltd., (Japan),
(BBSW ASX Australian 3 Month + 0.75%), 5.17%, 08/07/2024 (aa)	AUD	1,000	667
(BBSW ASX Australian 3 Month + 0.85%), 5.22%, 09/14/2026 (aa)	AUD	500	334
MUFG Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.87%), 5.22%, 02/17/2026 (aa)	AUD	700	469

Total Financial			1,470

Total Certificates of Deposit (Cost $1,456)			1,470

Collateralized Mortgage Obligations — 4.1%
Atlas Funding plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.85%), 0.00%, 09/20/2061 (aa)	GBP	564	713
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 6.13%, 12/28/2049 (e) (aa)	GBP	694	877
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 6.13%, 08/20/2045 (aa)	GBP	329	416
CSMC Trust, Series 2021-RPL4, Class A1, 4.05%, 12/27/2060 (e) (z)		270	265
Dutch Property Finance BV, (Netherlands), Series 2022-1, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 4.61%, 10/28/2059 (aa)	EUR	712	765
Economic Master Issuer plc, (United Kingdom), Series 2023-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.56%), 5.77%, 06/25/2074 (aa)	GBP	251	319
FHLMC REMICS, Series 5426, Class BF, (United States 30 Day Average SOFR + 0.90%), 6.23%, 04/15/2049 (aa)		491	482
FNMA REMICS,
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 6.24%, 05/25/2050 (aa)		1,189	1,184
Series 2022-8, Class D, 2.00%, 08/25/2038		1,135	1,022
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 6.12%, 01/25/2051 (aa)		970	969

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Collateralized Mortgage Obligations — continued
Friary No. 7 plc, (United Kingdom), Series 7, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.67%), 5.90%, 10/21/2070 (aa)	GBP	196	249
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 6.09%, 12/20/2064 (aa)		891	888
Series 2017-121, Class PE, 3.00%, 07/20/2046		119	114
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 5.79%, 08/20/2065 (aa)		320	319
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 5.86%, 05/20/2044 (aa)		278	269
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 6.83%, 06/20/2071 (aa)		1,379	1,402
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)		833	730
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 5.68%, 01/20/2072 (aa)		688	668
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 6.23%, 01/20/2073 (aa)		507	508
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 6.33%, 05/20/2073 (aa)		1,688	1,700
Series 2023-H26, Class DF, (United States 30 Day Average SOFR + 0.30%), 5.63%, 09/20/2073 (aa)		1,305	1,295
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 6.43%, 11/20/2073 (aa)		509	517
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 6.23%, 01/20/2074 (aa)		1,011	1,013
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 6.26%, 01/20/2074 (aa)		1,003	1,007
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		258	235
Holmes Master Issuer plc, (United Kingdom), Series 2023-1X, Class A1, Reg. S, (SONIA Interest Rate Benchmark + 0.58%), 5.81%, 10/15/2072 (aa)	GBP	666	845
Jupiter Mortgage No. 1 plc, (United Kingdom), Series 1X, Class AR, Reg. S, (SONIA Interest Rate Benchmark + 1.00%), 6.23%, 07/20/2055 (aa)	GBP	666	845
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 4.75%, 07/25/2061 (e)		1,045	1,017

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		295	260
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		91	87
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		261	241
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		392	359
Resimac Bastille Trust, (Australia), Series 2021-2NCA, Class A1A, (CME Term SOFR 1 Month + 0.76%), 6.09%, 02/03/2053 (e) (aa)		120	120
Silverstone Master Issuer plc, (United Kingdom),
Series 2022-1X, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.29%), 5.52%, 01/21/2070 (aa)	GBP	550	693
Series 2023-1, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.50%), 5.73%, 01/21/2070 (aa)	GBP	635	805
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		142	135
Series 2020-INV1, Class A1, 1.03%, 11/25/2055 (e) (z)		85	78
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		207	188
Towd Point Mortgage Funding 2024-Granite 6 plc, (United Kingdom), Series 2024-GR6A, Class A1, (SONIA Interest Rate Benchmark + 0.93%), 0.00%, 07/20/2053 (e) (aa)	GBP	1,000	1,266
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Interest Rate Benchmark + 1.35%), 6.58%, 07/20/2045 (e) (aa)	GBP	423	535
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 6.46%, 05/25/2058 (e) (aa)		205	209

Total Collateralized Mortgage Obligations (Cost $26,108)			25,609

Commercial Mortgage-Backed Securities — 3.8%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (CME Term SOFR 1 Month + 1.18%), 6.51%, 09/15/2034 (e) (aa)		500	484
AREIT Trust, (Cayman Islands), Series 2021-CRE5, Class A, (CME Term SOFR 1 Month + 1.19%), 6.52%, 11/17/2038 (e) (aa)		245	242
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (CME Term SOFR 1 Month + 1.17%), 6.63%, 06/15/2035 (e) (aa)		169	167

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	25

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 7.48%, 08/19/2038 (e) (aa)	700	701
BSST Mortgage Trust, Series 2021-SSCP, Class A, (CME Term SOFR 1 Month + 0.86%), 6.19%, 04/15/2036 (e) (aa)	579	571
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 6.69%, 09/15/2036 (e) (aa)	500	477
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class A, (CME Term SOFR 1 Month + 2.11%), 7.44%, 06/15/2027 (e) (aa)	800	801
Series 2024-MF, Class A, (CME Term SOFR 1 Month + 1.44%), 6.77%, 02/15/2039 (e) (aa)	1,070	1,066
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 6.77%, 02/15/2039 (e) (aa)	902	899
Series 2024-XL5, Class A, (CME Term SOFR 1 Month + 1.39%), 6.72%, 03/15/2041 (e) (aa)	422	420
BX Trust,
Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 6.77%, 04/15/2029 (e) (aa)	153	153
Series 2024-PAT, Class A, (CME Term SOFR 1 Month + 2.09%), 7.42%, 03/15/2041 (e) (aa)	270	270
Series 2024-VLT4, Class A, (CME Term SOFR 1 Month + 1.49%), 6.81%, 07/15/2029 (e) (aa)	555	554
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, (CME Term SOFR 1 Month + 0.99%), 6.32%, 02/15/2039 (e) (aa)	530	498
CENT Trust, Series 2023-CITY, Class A, (CME Term SOFR 1 Month + 2.62%), 7.95%, 09/15/2038 (e) (aa)	410	412
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058	357	350
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, (CME Term SOFR 1 Month + 1.29%), 6.62%, 10/15/2036 (e) (aa)	900	893
COMM Mortgage Trust,
Series 2014-UBS3, Class A4, 3.82%, 06/10/2047	659	658
Series 2015-LC19, Class ASB, 3.04%, 02/10/2048	33	32
Series 2024-WCL1, Class A, (CME Term SOFR 1 Month + 1.84%), 7.14%, 06/15/2041 (e) (aa)	420	418
CSMC,
Series 2021-BHAR, Class A, (CME Term SOFR 1 Month + 1.26%), 6.59%, 11/15/2038 (e) (aa)	699	695

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 2022-NWPT, Class A, (CME Term SOFR 1 Month + 3.14%), 8.47%, 09/09/2024 (e) (aa)		116	117
DBGS Mortgage Trust, Series 2018-BIOD, Class A, (CME Term SOFR 1 Month + 1.10%), 6.43%, 05/15/2035 (e) (aa)		1,188	1,185
ELM Trust,
Series 2024-ELM, Class A10, 5.80%, 06/10/2039 (e) (z)		800	801
Series 2024-ELM, Class A15, 5.80%, 06/10/2039 (e) (z)		800	801
FS Rialto Issuer LLC, Series 2022-FL6, Class A, (CME Term SOFR 1 Month + 2.58%), 7.92%, 08/17/2037 (e) (aa)		300	301
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (CME Term SOFR 1 Month + 2.25%), 7.57%, 10/15/2039 (e) (aa)		480	477
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (CME Term SOFR 1 Month + 2.49%), 7.82%, 08/15/2039 (e) (aa)		1,250	1,252
KREF Ltd., (Cayman Islands), Series 2022-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 6.79%, 02/17/2039 (e) (aa)		265	264
LUX, Series 2023-LION, Class A, (CME Term SOFR 1 Month + 2.69%), 8.02%, 08/15/2040 (e) (aa)		185	186
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 6.40%, 12/15/2034 (e) (aa)		1,130	1,120
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 6.44%, 05/15/2036 (e) (aa)		700	538
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (CME Term SOFR 1 Month + 1.40%), 6.73%, 03/15/2039 (e) (aa)		1,100	1,087
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A, (CME Term SOFR 1 Month + 1.82%), 7.15%, 03/15/2035 (e) (aa)		641	640
Sage AR Funding No. 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 6.48%, 11/17/2030 (e) (aa)	GBP	800	1,010
SMRT, Series 2022-MINI, Class A, (CME Term SOFR 1 Month + 1.00%), 6.33%, 01/15/2039 (e) (aa)		350	346
SREIT Trust, Series 2021-IND, Class A, (CME Term SOFR 1 Month + 0.81%), 6.14%, 10/15/2038 (e) (aa)		900	887
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (CME Term SOFR 1 Month + 2.19%), 7.51%, 05/15/2037 (e) (aa)		520	523

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Commercial Mortgage-Backed Securities — continued
UK Logistics DAC, (United Kingdom), Series 2024-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.65%), 0.00%, 05/17/2034 (aa)	GBP	202	256
Vita Scientia DAC, (Ireland), Series 2022-1X, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 1.30%), 5.10%, 02/27/2033 (aa)	EUR	1,000	1,055
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2, 3.02%, 07/15/2058		97	96

Total Commercial Mortgage-Backed Securities (Cost $24,065)			23,703

Corporate Bonds — 48.1%
Basic Materials — 0.4%
Mining — 0.4%
Glencore Funding LLC, 3.88%, 10/27/2027 (e)		747	713
6.13%, 10/06/2028 (e)		1,650	1,690

Total Basic Materials			2,403

Communications — 5.0%
Media — 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/2026		3,200	3,230
Comcast Corp., 2.35%,
01/15/2027		3,130	2,931
3.15%, 03/01/2026		1,402	1,355

			7,516

Telecommunications — 3.8%
AT&T, Inc., 2.30%, 06/01/2027		1,880	1,739
2.95%, 07/15/2026		1,410	1,345
NTT Finance Corp., (Japan), 1.16%, 04/03/2026 (e)		3,585	3,337
4.14%, 07/26/2024 (e)		370	370
Optus Finance Pty Ltd., (Australia), Reg. S, 1.60%, 07/01/2025	AUD	1,000	644
Rogers Communications, Inc., (Canada), 2.95%, 03/15/2025		4,750	4,657
3.20%, 03/15/2027		2,210	2,098
Sprint LLC, 7.63%, 03/01/2026		2,000	2,055
T-Mobile USA, Inc., 1.50%, 02/15/2026		540	507
2.25%, 02/15/2026		4,440	4,216
2.63%, 04/15/2026		2,300	2,188
3.50%, 04/15/2025		1,000	983

			24,139

Total Communications			31,655

Consumer Cyclical — 5.9%
Auto Manufacturers — 5.6%
American Honda Finance Corp., 0.55%, 07/12/2024		1,070	1,069
(United States SOFR + 0.55%), 5.91%, 02/12/2025 (aa)		1,700	1,702

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Auto Manufacturers — continued
(SOFR Compounded Index + 0.78%), 6.14%, 04/23/2025 (aa)	2,724	2,732
BMW US Capital LLC,
(SOFR Compounded Index + 0.38%), 5.74%, 08/12/2024 (e) (aa)	2,130	2,130
(SOFR Compounded Index + 0.84%), 6.22%, 04/01/2025 (e) (aa)	1,100	1,105
Daimler Truck Finance North America LLC, 5.20%, 01/17/2025 (e)	2,000	1,995
Ford Motor Credit Co. LLC, 2.30%, 02/10/2025	400	391
2.70%, 08/10/2026	1,150	1,080
4.13%, 08/04/2025	200	196
5.13%, 06/16/2025	200	199
5.80%, 03/05/2027	1,250	1,250
7.35%, 11/04/2027	1,795	1,871
(United States SOFR + 2.95%), 8.32%, 03/06/2026 (aa)	300	311
General Motors Financial Co., Inc., 3.50%, 11/07/2024	2,000	1,983
(SOFR Compounded Index + 1.30%), 6.65%, 04/07/2025 (aa)	700	704
Hyundai Capital America, 1.00%, 09/17/2024 (e)	3,025	2,994
(United States SOFR + 1.15%), 6.51%, 08/04/2025 (e) (aa)	1,100	1,104
Mercedes-Benz Finance North America LLC, 4.90%, 01/09/2026 (e)	2,080	2,070
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/2024 (e)	3,400	3,363
1.85%, 09/16/2026 (e)	500	458
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)	600	582
Toyota Motor Credit Corp., 4.80%, 01/05/2026	3,265	3,249
(United States SOFR + 0.65%), 6.02%, 09/11/2025 (aa)	1,000	1,003
Volkswagen Group of America Finance LLC, 5.80%, 09/12/2025 (e)	221	221
(United States SOFR + 0.83%), 6.20%, 03/20/2026 (e) (aa)	500	502
(United States SOFR + 0.93%), 6.30%, 09/12/2025 (e) (aa)	1,000	1,006

		35,270

Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.64%, 03/15/2025	1,000	985

Lodging — 0.2%
Hyatt Hotels Corp., 1.80%, 10/01/2024	500	495
Las Vegas Sands Corp., 5.90%, 06/01/2027	650	653

		1,148

Total Consumer Cyclical		37,403

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	27

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Consumer Non-cyclical — 5.8%
Agriculture — 1.4%
BAT Capital Corp., 3.22%, 09/06/2026		2,175	2,076
3.22%, 08/15/2024		580	578
4.70%, 04/02/2027		2,750	2,707
Imperial Brands Finance plc, (United Kingdom), 3.13%, 07/26/2024 (e)		1,100	1,098
3.50%, 07/26/2026 (e)		800	768
Philip Morris International, Inc., 4.75%, 02/12/2027		1,530	1,518

			8,745

Beverages — 0.1%
JDE Peet’s NV, (Netherlands), 0.80%, 09/24/2024 (e)		400	394

Biotechnology — 0.7%
Amgen, Inc., 2.20%, 02/21/2027		1,640	1,522
5.25%, 03/02/2025		2,935	2,929

			4,451

Commercial Services — 0.7%
Global Payments, Inc., 1.20%, 03/01/2026		2,500	2,327
1.50%, 11/15/2024		1,500	1,477
Transurban Queensland Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 2.05%), 6.42%, 12/16/2024 (aa)	AUD	700	469

			4,273

Cosmetics/Personal Care — 0.1%
Haleon UK Capital plc, (United Kingdom), 3.13%, 03/24/2025		1,000	982

Food — 0.1%
J M Smucker Co. (The), 3.50%, 03/15/2025		1,000	985

Healthcare — Products — 0.3%
Baxter International, Inc., 1.32%, 11/29/2024		1,800	1,767

Healthcare — Services — 1.6%
Elevance Health, Inc., 1.50%, 03/15/2026		1,875	1,758
HCA, Inc., 3.13%, 03/15/2027		2,830	2,673
5.25%, 04/15/2025		1,100	1,095
5.38%, 09/01/2026		2,000	1,995
Humana, Inc., 1.35%, 02/03/2027		900	816
Roche Holdings, Inc., 2.63%, 05/15/2026 (e)		1,866	1,786

			10,123

Pharmaceuticals — 0.8%
AbbVie, Inc., 3.60%, 05/14/2025		1,000	984
Bayer US Finance II LLC, 4.25%, 12/15/2025 (e)		1,800	1,761

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pharmaceuticals — continued
Bristol-Myers Squibb Co., 1.13%, 11/13/2027		755	666
Pfizer Investment Enterprises Pte Ltd., (Singapore), 4.65%, 05/19/2025		1,600	1,589

			5,000

Total Consumer Non-cyclical			36,720

Energy — 1.9%
Oil & Gas — 0.6%
Diamondback Energy, Inc., 5.20%, 04/18/2027		3,410	3,412

Pipelines — 1.3%
Enbridge, Inc., (Canada), 5.25%, 04/05/2027		1,295	1,295
ONEOK, Inc., 5.55%, 11/01/2026		1,500	1,506
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025		1,948	1,944
5.88%, 06/30/2026		1,500	1,506
Targa Resources Corp., 5.20%, 07/01/2027		1,990	1,986

			8,237

Total Energy			11,649

Financial — 21.1%
Banks — 18.3%
Aozora Bank Ltd., (Japan), Reg. S, 1.05%, 09/09/2024		1,000	989
Banco Santander SA, (Spain), (CMT Index 1 Year + 0.45%), 5.74%, 06/30/2024 (aa)		400	400
Bank of America Corp.,
(CME Term SOFR 3 Month + 1.35%), 3.09%, 10/01/2025 (aa)		1,400	1,390
(United States SOFR + 1.75%), 4.83%, 07/22/2026 (aa)		4,000	3,962
(United States SOFR + 1.29%), 5.08%, 01/20/2027 (aa)		3,785	3,762
(United States SOFR + 1.34%), 5.93%, 09/15/2027 (aa)		3,200	3,234
(CME Term SOFR 3 Month + 1.03%), 6.36%, 02/05/2026 (aa)		400	401
Bank of Montreal, (Canada), Series H, 4.25%, 09/14/2024		2,000	1,993
Bank of Queensland Ltd., (Australia),
(BBSW ASX Australian 3 Month + 1.10%), 5.51%, 10/30/2024 (aa)	AUD	2,000	1,336
(BBSW ASX Australian 3 Month + 1.10%), 5.51%, 10/29/2025 (aa)	AUD	700	469
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 1.00%, 02/04/2025		500	486
5.90%, 07/13/2026 (e)		1,300	1,310
Barclays plc, (United Kingdom),
(CMT Index 1 Year + 2.30%), 5.30%, 08/09/2026 (aa)		4,205	4,177
(CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		1,100	1,119

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
BNP Paribas SA, (France),
(United States SOFR + 2.07%), 2.22%, 06/09/2026 (e) (aa)		1,000	967
(CME Term SOFR 3 Month + 1.37%), 2.82%, 11/19/2025 (e) (aa)		900	889
BPCE SA, (France),
Reg. S, (BBSW ASX Australian 3 Month + 1.35%), 5.80%, 09/29/2025 (aa)	AUD	600	403
Reg. S, (United States SOFR + 0.57%), 5.93%, 01/14/2025 (aa)		700	701
Reg. S, (BBSW ASX Australian 3 Month + 1.60%), 5.95%, 06/05/2025 (aa)	AUD	1,100	739
(United States SOFR + 0.96%), 6.33%, 09/25/2025 (e) (aa)		2,140	2,154
Citibank NA, (SOFR Compounded Index + 1.06%), 6.43%, 12/04/2026 (aa)		800	810
Citigroup, Inc.,
(United States SOFR + 0.69%), 2.01%, 01/25/2026 (aa)		4,250	4,159
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		800	784
(United States SOFR + 1.53%), 3.29%, 03/17/2026 (aa)		5,490	5,391
Cooperatieve Rabobank UA, (Netherlands), (CMT Index 1 Year + 0.73%), 1.98%, 12/15/2027 (e) (aa)		2,100	1,926
Credit Agricole SA, (France),
Reg. S, (BBSW ASX Australian 3 Month + 1.05%), 5.45%, 09/25/2024 (aa)	AUD	1,400	934
Reg. S, (United States SOFR + 0.87%), 6.24%, 03/11/2027 (aa)		500	500
DNB Bank ASA, (Norway), (SOFR Compounded Index + 1.95%), 5.90%, 10/09/2026 (e) (aa)		600	602
Federation des Caisses Desjardins du Quebec, (Canada), 2.05%, 02/10/2025 (e)		500	489
First Abu Dhabi Bank PJSC, (United Arab Emirates), (BBSW ASX Australian 3 Month + 1.10%), 5.44%, 02/18/2025 (aa)	AUD	700	467
Goldman Sachs Bank USA, (United States SOFR + 0.78%), 5.28%, 03/18/2027 (aa)		2,110	2,103
Goldman Sachs Group, Inc. (The),
(CME Term SOFR 3 Month + 1.46%), 3.27%, 09/29/2025 (aa)		900	894
(United States SOFR + 1.85%), 3.62%, 03/15/2028 (aa)		1,375	1,315
5.70%, 11/01/2024		2,000	2,001
(United States SOFR + 0.49%), 5.85%, 10/21/2024 (aa)		900	900
(United States SOFR + 0.50%), 5.87%, 09/10/2024 (aa)		2,500	2,501
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.51%), 4.18%, 12/09/2025 (aa)		1,000	992

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(CME Term SOFR 3 Month + 1.61%), 4.29%, 09/12/2026 (aa)		800	786
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		2,090	2,106
HSBC USA, Inc., 5.63%, 03/17/2025		1,500	1,500
ING Bank Australia Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 0.78%), 5.12%, 05/26/2025 (aa)	AUD	500	335
ING Groep NV, (Netherlands),
(SOFR Compounded Index + 1.01%), 6.39%, 04/01/2027 (aa)		300	301
(SOFR Compounded Index + 1.64%), 7.02%, 03/28/2026 (aa)		1,000	1,008
Lloyds Banking Group plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 2.44%, 02/05/2026 (aa)		400	392
4.45%, 05/08/2025		1,800	1,782
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 1.13%), 3.84%, 04/17/2026 (aa)		400	394
(CMT Index 1 Year + 1.55%), 5.06%, 09/12/2025 (aa)		700	699
(United States SOFR + 0.94%), 6.31%, 02/20/2026 (aa)		1,000	1,003
(United States SOFR + 1.65%), 7.01%, 07/18/2025 (aa)		1,300	1,301
Mizuho Financial Group, Inc., (Japan), (CME Term SOFR 3 Month + 1.24%), 2.84%, 07/16/2025 (aa)		800	799
Morgan Stanley,
(United States SOFR + 0.56%), 1.16%, 10/21/2025 (aa)		1,400	1,380
(United States SOFR + 1.01%), 5.65%, 04/13/2028 (aa)		2,165	2,186
Morgan Stanley Bank NA,
(United States SOFR + 1.08%), 4.95%, 01/14/2028 (aa)		4,825	4,789
5.88%, 10/30/2026		1,465	1,483
National Australia Bank Ltd., (Australia), 4.75%, 12/10/2025		1,450	1,442
NatWest Markets plc, (United Kingdom), 3.48%, 03/22/2025 (e)		1,825	1,797
5.42%, 05/17/2027 (e)		700	700
Nordea Bank Abp, (Finland),
(United States SOFR + 0.74%), 6.11%, 03/19/2027 (e) (aa)		1,200	1,204
(United States SOFR + 0.96%), 6.33%, 06/06/2025 (e) (aa)		500	503
Oversea-Chinese Banking Corp. Ltd., (Singapore), (BBSW ASX Australian 3 Month + 0.26%), 4.63%, 08/12/2024 (aa)	AUD	1,000	667
Royal Bank of Canada, (Canada), 5.66%, 10/25/2024		980	980

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	29

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR Compounded Index + 1.08%), 6.44%, 07/20/2026 (aa)		2,000	2,018
Santander Holdings USA, Inc., (United States SOFR + 1.23%), 6.12%, 05/31/2027 (aa)		765	768
Skandinaviska Enskilda Banken AB, (Sweden), 1.40%, 11/19/2025 (e)		1,900	1,801
Societe Generale SA, (France),
(United States SOFR + 1.05%), 6.41%, 01/21/2026 (e) (aa)		500	500
Reg. S, (United States SOFR + 1.05%), 6.41%, 01/21/2026 (aa)		1,100	1,101
Standard Chartered plc, (United Kingdom),
Reg. S, (ICE LIBOR USD 3 Month + 1.21%), 2.82%, 01/30/2026 (aa)		1,100	1,081
Reg. S, (United States SOFR + 0.93%), 6.30%, 11/23/2025 (aa)		200	200
(United States SOFR + 1.74%), 7.12%, 03/30/2026 (e) (aa)		500	503
Sumitomo Mitsui Financial Group, Inc., (Japan),
Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 5.61%, 10/16/2024 (aa)	AUD	2,300	1,537
(United States SOFR + 1.30%), 6.65%, 07/13/2026 (aa)		400	405
Sumitomo Mitsui Trust Bank Ltd., (Japan), 0.80%, 09/16/2024 (e)		200	198
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		2,400	2,430
UBS AG, (Switzerland), 3.63%, 09/09/2024		300	298
3.70%, 02/21/2025		1,500	1,481
Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 5.28%, 07/30/2025 (aa)	AUD	2,100	1,405
(United States SOFR + 0.45%), 5.81%, 08/09/2024 (e) (aa)		1,615	1,615
UBS Group AG, (Switzerland),
(CMT Index 1 Year + 1.60%), 4.49%, 08/05/2025 (e) (aa)		700	699
(CMT Index 1 Year + 1.60%), 6.33%, 12/22/2027 (e) (aa)		1,435	1,459
Wells Fargo & Co.,
(CME Term SOFR 3 Month + 1.09%), 2.41%, 10/30/2025 (aa)		1,800	1,779
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		1,265	1,276
(United States SOFR + 1.07%), 6.43%, 04/22/2028 (aa)		745	749
Wells Fargo Bank NA, 4.81%, 01/15/2026		2,560	2,543
(United States SOFR + 0.80%), 6.16%, 08/01/2025 (aa)		2,620	2,632

			115,664

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 1.65%, 10/29/2024		200	197

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Financial Services — continued
3.50%, 01/15/2025	1,300	1,284
Series 3NC1, 1.75%, 10/29/2024	300	296
Ally Financial, Inc., 5.13%, 09/30/2024	1,700	1,695
American Express Co., (SOFR Compounded Index + 0.93%), 6.30%, 03/04/2025 (aa)	1,120	1,123
Avolon Holdings Funding Ltd., (Cayman Islands), 2.88%, 02/15/2025 (e)	400	392
LeasePlan Corp. NV, (Netherlands), 2.88%, 10/24/2024 (e)	1,500	1,486
Mitsubishi HC Capital, Inc., (Japan), 3.64%, 04/13/2025 (e)	300	295
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025	1,900	1,826
ORIX Corp., (Japan), 3.25%, 12/04/2024	400	396

		8,990

Insurance — 0.7%
MassMutual Global Funding II, 5.10%, 04/09/2027 (e)	835	835
New York Life Global Funding, 5.45%, 09/18/2026 (e)	3,790	3,808

		4,643

REITS — 0.7%
GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	4,230	4,196

Total Financial		133,493

Industrial — 3.3%
Aerospace/Defense — 1.5%
Boeing Co. (The), 4.88%, 05/01/2025	1,800	1,781
L3Harris Technologies, Inc., 5.40%, 01/15/2027	1,995	2,004
Northrop Grumman Corp., 2.93%, 01/15/2025	2,000	1,971
3.20%, 02/01/2027	936	893
RTX Corp., 2.65%, 11/01/2026	2,000	1,887
3.13%, 05/04/2027	1,055	1,000

		9,536

Electronics — 0.3%
Arrow Electronics, Inc., 3.25%, 09/08/2024	1,800	1,789

Engineering & Construction — 0.3%
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 3.63%, 04/28/2026	1,700	1,645

Machinery — Construction & Mining — 0.3%
Caterpillar Financial Services Corp., (United States SOFR + 0.52%), 5.89%, 06/13/2025 (aa)	2,000	2,003

Machinery — Diversified — 0.2%
John Deere Capital Corp., 1.75%, 03/09/2027	1,495	1,373

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Miscellaneous Manufacturers — 0.1%
Incitec Pivot Ltd., (Australia), Reg. S, 4.30%, 03/18/2026	AUD	700	457

Packaging & Containers — 0.1%
Berry Global, Inc., 4.88%, 07/15/2026 (e)		838	823

Transportation — 0.5%
Canadian Pacific Railway Co., (Canada), 1.35%, 12/02/2024		3,540	3,476

Total Industrial			21,102

Technology — 2.3%
Semiconductors — 0.5%
Broadcom, Inc., 3.63%, 10/15/2024		1,000	993
Renesas Electronics Corp., (Japan), 1.54%, 11/26/2024 (e)		1,900	1,866

			2,859

Software — 1.8%
Fiserv, Inc., 2.75%, 07/01/2024		1,500	1,500
Oracle Corp., 1.65%, 03/25/2026		1,095	1,026
2.80%, 04/01/2027		1,470	1,381
2.95%, 11/15/2024		1,000	990
2.95%, 05/15/2025		1,000	977
3.40%, 07/08/2024		1,625	1,624
VMware LLC, 1.00%, 08/15/2024		1,500	1,491
1.40%, 08/15/2026		1,990	1,832
3.90%, 08/21/2027		750	720

			11,541

Total Technology			14,400

Utilities — 2.4%
Electric — 2.4%
Ausgrid Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 1.22%), 5.63%, 10/30/2024 (aa)	AUD	1,500	1,001
Black Hills Corp., 1.04%, 08/23/2024		1,500	1,489
Duke Energy Corp., 2.65%, 09/01/2026		2,489	2,353
Enel Finance International NV, (Netherlands), 2.65%, 09/10/2024 (e)		1,500	1,490
4.50%, 06/15/2025 (e)		300	296
Israel Electric Corp. Ltd., (Israel), Series 6, Reg. S, 5.00%, 11/12/2024 (e)		1,800	1,784
Kansai Electric Power Co., Inc. (The), (Japan), Reg. S, 2.55%, 09/17/2024		1,740	1,728
Korea Southern Power Co. Ltd., (South Korea), (BBSW ASX Australian 3 Month + 0.97%), 5.38%, 10/30/2024 (aa)	AUD	500	333
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027		1,545	1,475
4.26%, 09/01/2024		1,175	1,171
4.63%, 07/15/2027		1,200	1,181
Pacific Gas and Electric Co., 3.40%, 08/15/2024		100	100
Southern California Edison Co., 5.85%, 11/01/2027		840	857

Total Utilities			15,258

Total Corporate Bonds (Cost $304,749)			304,083

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Foreign Government Securities — 0.5%
Export-Import Bank of Korea, (South Korea), 4.88%, 01/11/2026		500	499
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026		3,100	2,892

Total Foreign Government Securities (Cost $3,599)			3,391

U.S. Government Agency Securities — 1.2%
FHLBs, 0.46%, 09/10/2024		2,500	2,475
5.30%, 12/06/2024		1,000	998
5.50%, 02/20/2026		800	800
FHLMC, 5.08%, 10/25/2024		1,000	999
5.60%, 03/06/2026		1,000	999
FNMA, 4.00%, 02/28/2025		1,000	992

Total U.S. Government Agency Securities (Cost $7,280)			7,263

U.S. Treasury Obligations — 12.3%
U.S. Treasury Inflation Indexed Note, 2.13%, 04/15/2029		4,258	4,265
U.S. Treasury Notes, 0.38%, 09/15/2024		9,000	8,908
1.38%, 01/31/2025		8,665	8,471
1.50%, 09/30/2024		1,000	990
1.88%, 08/31/2024		11,000	10,933
2.75%, 06/30/2025		24,000	23,452
3.88%, 04/30/2025		21,285	21,061

Total U.S. Treasury Obligations (Cost $78,112)			78,080

Short-Term Investments — 11.0%
Commercial Papers — 4.1%
Banco Santader SA, (Spain), 5.60%, 04/07/2025 (e) (n)		2,500	2,397
Barclays Capital, Inc., 5.47%, 02/11/2025 (e) (n)		4,250	4,107
Bayer Corp., 5.69%, 07/09/2024 (e) (n)		2,000	1,997
Bofa Securities, Inc., 5.54%, 06/06/2025 (e) (n)		2,000	1,901
HSBC USA, Inc., 6.46%, 08/22/2024 (e) (n)		1,000	992
6.46%, 09/09/2024 (e) (n)		2,200	2,175
6.52%, 10/11/2024 (e) (n)		2,000	1,968
Keurig Dr Pepper, Inc., 5.53%, 07/19/2024 (e) (n)		1,200	1,196
LVMH Moet Hennessy Louis Vuitton SE, (France), 5.36%, 11/15/2024 (e) (n)		5,000	4,897
Sempra, 5.68%, 11/12/2024 (e) (n)		2,000	1,957
VW Credit, Inc., 5.62%, 08/21/2024 (e) (n)		300	298
Westpac Securities NZ Ltd., (United Kingdom), 5.49%, 05/16/2025 (e) (n)		2,000	1,907

Total Commercial Papers			25,792

Foreign Government Securities — 2.0%
Canadian Treasury Bill, (Canada), 4.94%, 08/01/2024 (n)	CAD	12,000	8,734
Japan Treasury Discount Bill, (Japan), Series 1227, 0.02%, 07/29/2024 (n)	JPY	670,000	4,164

Total Foreign Government Securities			12,898

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	31

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)
Short-Term Investments — continued
Time Deposits — 1.7%
Australia & New Zealand Banking Group Ltd., 3.84%, 07/01/2024	NZD	—	(h)	—	(h)
BNP Paribas SA, 3.11%, 07/01/2024	AUD	69		46
Citibank NA, 2.59%, 07/01/2024	EUR	67		72
4.68%, 07/01/2024		133		133
Royal Bank of Canada, 3.52%, 07/01/2024	CAD	—	(h)	—	(h)
4.15%, 07/01/2024	GBP	193		244
Skandinaviska Enskilda Banken AB, 4.68%, 07/01/2024		9,429		9,429
Sumitomo Mitsui Banking Corp., (0.14%), 07/01/2024	JPY	77		—	(h)
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 07/01/2024		972		972

Total Time Deposits				10,896

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

U.S. Treasury Obligations — 3.2%
U.S. Treasury Bills, 5.28%, 09/24/2024 (n)	20,500	20,248
5.30%, 09/19/2024 (n) (ii)	62	61

Total U.S. Treasury Obligations		20,309

Total Short-Term Investments (Cost $70,031)		69,895

Total Investments — 99.8% (Cost—$633,035)*		631,125

Other Assets in Excess of Liabilities — 0.2%		1,395

NET ASSETS — 100.0%		$632,520

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Australia 10-Year Bond	76	09/2024	AUD	5,771	(13)
Long Gilt	16	09/2024	GBP	1,989	(16)
U.S. Treasury 2 Year Note	314	09/2024	USD	63,970	154

					125

Short Contracts
U.S. Treasury 10 Year Note	(58)	09/2024	USD	(6,361)	(18)
U.S. Treasury 2 Year Note	(129)	09/2024	USD	(26,344)	(—	)(h)
U.S. Treasury 5 Year Note	(463)	09/2024	USD	(49,115)	(230)
U.S. Treasury Ultra Bond	(11)	09/2024	USD	(1,370)	(9)
U.S. Ultra Treasury 10 Year Note	(87)	09/2024	USD	(9,826)	(51)

					(308)

Total unrealized appreciation (depreciation)					(183)

Forward foreign currency exchange contracts outstanding as of June 30, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	532	CAD	726	Barclays Bank plc	07/02/2024	1
USD	794	CAD	1,084	Barclays Bank plc	07/02/2024	2
USD	4,253	GBP	3,333	Deutsche Bank AG	07/02/2024	40
USD	4,395	JPY	670,000	Nomura International plc	07/29/2024	213
USD	4,216	GBP	3,333	Barclays Bank plc	08/02/2024	1
USD	15,195	EUR	14,114	BNP Paribas	09/18/2024	21
USD	596	EUR	554	UBS AG LONDON	09/18/2024	—	(h)
USD	1,946	GBP	1,534	Citibank, NA	09/18/2024	6
USD	6,594	GBP	5,200	Goldman Sachs International	09/18/2024	17

Total unrealized appreciation						301

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	JUNE 30, 2024

Forward foreign currency exchange contracts outstanding as of June 30, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	1,200	AUD	1,818	Bank of America, NA	07/02/2024	(12)
USD	1,272	AUD	1,914	Bank of America, NA	07/02/2024	(5)
USD	1,009	AUD	1,517	Bank of America, NA	07/02/2024	(3)
USD	327	AUD	491	Barclays Bank plc	07/02/2024	— (h)
USD	456	AUD	685	Barclays Bank plc	07/02/2024	(1)
USD	7,250	AUD	10,956	Barclays Bank plc	07/02/2024	(58)
USD	656	AUD	987	Morgan Stanley & Co.	07/02/2024	(3)
USD	428	AUD	643	Morgan Stanley & Co.	07/02/2024	(1)
USD	508	CAD	698	Barclays Bank plc	07/02/2024	(2)
USD	8,737	CAD	12,000	Citibank, NA	08/01/2024	(41)
USD	60	AUD	90	Barclays Bank plc	08/02/2024	— (h)
USD	1,829	CAD	2,502	Barclays Bank plc	08/02/2024	(1)
USD	638	EUR	594	UBS AG LONDON	09/18/2024	— (h)

Total unrealized depreciation						(127)

Net unrealized appreciation (depreciation)						174

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024
ASX	— Australian Stock Exchange
BBSW	— Bank Bill Swap Rate
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2024.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	— Amount rounds to less than 500 shares or principal/ $500.
(n)	— The rate shown is the effective yield as of June 30, 2024.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2024.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2024.
(ii)	— Approximately $61 of these investments are restricted as collateral for forwards to various brokers.
*	— The cost of securities is substantially the same for federal income tax purposes.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	33

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Asset-Backed Securities — 8.0%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027		1,200	1,178
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 06/20/2030 (e)		2,000	1,992
Bank of America Auto Trust,
Series 2023-1A, Class A2, 5.83%, 05/15/2026 (e)		559	559
Series 2023-2A, Class A2, 5.85%, 08/17/2026 (e)		2,258	2,260
BMW Canada Auto Trust, (Canada),
Series 2023-1A, Class A1, 5.43%, 01/20/2026 (e)	CAD	301	220
Series 2024-1A, Class A1, 5.03%, 04/20/2026 (e)	CAD	700	515
Capital One Multi-Asset Execution Trust,
Series 2017-A5, Class A5, (CME Term SOFR 1 Month + 0.69%), 6.02%, 07/15/2027 (aa)		1,000	1,001
Series 2021-A3, Class A3, 1.04%, 11/15/2026		1,300	1,278
Series 2022-A1, Class A1, 2.80%, 03/15/2027		2,400	2,355
Series 2022-A2, Class A, 3.49%, 05/15/2027		500	491
Capital One Prime Auto Receivables Trust, Series 2022-2, Class A2B, (United States 30 Day Average SOFR + 0.65%), 5.98%, 09/15/2025 (aa)		36	36
CARDS II Trust, (Canada), Series 2023-2A, Class A, (United States SOFR + 0.85%), 6.19%, 07/15/2028 (e) (aa)		1,500	1,504
Carmax Auto Owner Trust, Series 2023-3, Class A2A, 5.72%, 11/16/2026		710	710
CarMax Auto Owner Trust,
Series 2022-4, Class A2A, 5.34%, 12/15/2025		59	59
Series 2022-4, Class A2B, (United States 30 Day Average SOFR + 0.90%), 6.23%, 12/15/2025 (aa)		110	110
Series 2023-4, Class A2A, 6.08%, 12/15/2026		1,102	1,105
Series 2024-1, Class A2A, 5.30%, 03/15/2027		1,300	1,297
Series 2024-2, Class A2A, 5.65%, 05/17/2027		1,100	1,101
Carvana Auto Receivables Trust, Series 2023-P4, Class A2, 6.23%, 01/11/2027 (e)		368	369
Citibank Credit Card Issuance Trust,
Series 2017-A6, Class A6, (CME Term SOFR 1 Month + 0.88%), 6.21%, 05/14/2029 (aa)		2,000	2,023
Series 2018-A5, Class A5, (CME Term SOFR 1 Month + 0.72%), 6.05%, 08/07/2027 (aa)		1,000	1,004

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Series 2023-A1, Class A1, 5.23%, 12/08/2027		2,300	2,298
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)		1,000	1,004
CNH Equipment Trust, Series 2023-B, Class A2, 5.90%, 02/16/2027		587	587
Daimler Trucks Retail Trust, Series 2023-1, Class A2, 6.03%, 09/15/2025		405	405
Dell Equipment Finance Trust, Series 2023-2, Class A2, 5.84%, 01/22/2029 (e)		333	334
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		711	612
Enterprise Fleet Financing LLC, Series 2022-1, Class A2, 3.03%, 01/20/2028 (e)		314	311
Ford Auto Securitization Trust, (Canada), Series 2021-AA, Class A2, 1.16%, 10/15/2025 (e)	CAD	28	20
Ford Credit Auto Lease Trust, Series 2023-B, Class A2B, (United States 30 Day Average SOFR + 0.59%), 5.92%, 02/15/2026 (aa)		961	962
Ford Credit Auto Owner Trust, Series 2024-B, Class A2A, 5.40%, 04/15/2027		1,500	1,500
GM Financial Automobile Leasing Trust,
Series 2023-1, Class A2A, 5.27%, 06/20/2025		69	69
Series 2023-2, Class A2A, 5.44%, 10/20/2025		399	399
GM Financial Consumer Automobile Receivables Trust,
Series 2023-2, Class A2A, 5.10%, 05/18/2026		425	424
Series 2023-2, Class A2B, (United States 30 Day Average SOFR + 0.75%), 6.08%, 05/18/2026 (aa)		425	425
Series 2023-4, Class A2A, 5.89%, 11/16/2026		740	742
GMF Canada Leasing Trust, (Canada), Series 2024-1A, Class A1, 4.98%, 02/20/2026 (e)	CAD	1,000	731
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A2, 5.65%, 02/16/2027		1,000	1,000
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.49%, 06/25/2027 (e)		2,000	1,996
Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A2A, 5.20%, 04/15/2025 (e)		29	29
Hyundai Auto Receivables Trust, Series 2023-A, Class A2A, 5.19%, 12/15/2025		357	356
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 07/15/2030 (e)		510	510
Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)		600	595
MBarc Credit Canada, Inc., (Canada), Series 2024-AA, Class A2, 5.30%, 10/15/2026 (e)	CAD	800	585

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Navient Private Education Loan Trust,
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 6.16%, 12/15/2059 (e) (aa)	474	472
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 6.34%, 11/15/2068 (e) (aa)	768	765
Nelnet Student Loan Trust, Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 6.35%, 06/27/2067 (e) (aa)	628	627
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)	9	9
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (CME Term SOFR 1 Month + 0.91%), 6.25%, 07/25/2035 (aa)	326	322
Pawnee Equipment Receivables Series LLC,	140	139
Series 2021-1, Class A2, 1.10%, 07/15/2027 (e) PRET LLC,
Series 2021-NPL3, Class A1, SUB, 1.87%, 07/25/2051 (e)	607	596
Series 2021-NPL6, Class A1, SUB, 2.49%, 07/25/2051 (e)	213	209
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 4.99%, 02/25/2061 (e)	179	177
SLM Student Loan Trust, Series 2004-10, Class A7B, (United States 90 Day Average SOFR + 0.86%), 6.21%, 10/25/2029 (e) (aa)	213	213
SMB Private Education Loan Trust,
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)	96	95
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)	355	324
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 7.18%, 05/16/2050 (e) (aa)	274	279
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)	157	156
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/2029	1,000	1,007
Tesla Auto Lease Trust,
Series 2023-B, Class A2, 6.02%, 09/22/2025 (e)	483	484
Series 2024-A, Class A2A, 5.37%, 06/22/2026 (e)	1,800	1,796
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 6.15%, 11/20/2061 (e) (aa)	115	114
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)	1,800	1,733
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A3, 3.76%, 04/15/2027	1,000	986
Series 2023-C, Class A2A, 5.60%, 08/17/2026	352	352

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Toyota Lease Owner Trust, Series 2023-B, Class A2A, 5.73%, 04/20/2026 (e)		903	903
Trillium Credit Card Trust II, (Canada), Series 2023-3A, Class A, (United States SOFR + 0.85%), 6.20%, 08/26/2028 (e) (aa)		2,000	2,008
Verizon Master Trust, Series 2024-1, Class A1A, 5.00%, 12/20/2028		2,000	1,992
Volkswagen Auto Lease Trust, Series 2023-A, Class A2A, 5.87%, 01/20/2026		708	708
Volkswagen Auto Loan Enhanced Trust,
Series 2023-1, Class A2A, 5.50%, 12/21/2026		619	619
Series 2023-2, Class A2A, 5.72%, 03/22/2027		2,123	2,124
World Omni Auto Receivables Trust,
Series 2023-A, Class A2A, 5.18%, 07/15/2026		322	321
Series 2023-B, Class A2A, 5.25%, 11/16/2026		457	456
Series 2024-B, Class A2A, 5.48%, 09/15/2027		600	600

Total Asset-Backed Securities (Cost $57,804)			57,647

Certificates of Deposit — 0.2%
Financial — 0.2%
Banks — 0.2%
Mizuho Bank Ltd., (Japan),
(BBSW ASX Australian 3 Month + 0.75%), 5.17%, 08/07/2024 (aa)	AUD	1,100	734
(BBSW ASX Australian 3 Month + 0.85%), 5.22%, 09/14/2026 (aa)	AUD	600	401
MUFG Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.87%), 5.22%, 02/17/2026 (aa)	AUD	700	469

Total Financial			1,604

Total Certificates of Deposit (Cost $1,588)			1,604

Collateralized Mortgage Obligations — 3.1%
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 6.13%, 12/28/2049 (e) (aa)	GBP	1,041	1,316
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 6.13%, 08/20/2045 (e) (aa)	GBP	329	416
CSMC Trust, Series 2021-RPL4, Class A1, 4.05%, 12/27/2060 (e) (z)		270	265
FHLMC REMICS, Series 5426, Class BF, (United States 30 Day Average SOFR + 0.90%), 6.23%, 04/15/2049 (aa)		491	482
FNMA REMICS,
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 6.24%, 05/25/2050 (aa)		1,325	1,320
Series 2022-8, Class D, 2.00%, 08/25/2038		1,198	1,078

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	35

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 6.12%, 01/25/2051 (aa)	970	969
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 6.09%, 12/20/2064 (aa)	891	888
Series 2017-121, Class PE, 3.00%, 07/20/2046	142	136
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 5.79%, 08/20/2065 (aa)	320	319
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 5.86%, 05/20/2044 (aa)	327	316
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 6.83%, 06/20/2071 (aa)	1,465	1,490
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)	833	730
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 5.68%, 01/20/2072 (aa)	786	764
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 6.23%, 01/20/2073 (aa)	406	407
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 6.33%, 05/20/2073 (aa)	1,986	2,000
Series 2023-H26, Class DF, (United States 30 Day Average SOFR + 0.30%), 5.63%, 09/20/2073 (aa)	1,842	1,828
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 6.43%, 11/20/2073 (aa)	509	516
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 6.23%, 01/20/2074 (aa)	1,011	1,013
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 6.26%, 01/20/2074 (aa)	1,204	1,208
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)	207	188
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 4.75%, 07/25/2061 (e)	1,115	1,085
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)	344	304
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)	91	87
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)	233	215
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)	417	382

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		170	162
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		232	212
Towd Point Mortgage Funding 2024—Granite 6 plc, (United Kingdom), Series 2024-GR6A, Class A1, (SONIA Interest Rate Benchmark + 0.93%), 0.00%, 07/20/2053 (e) (aa)	GBP	1,100	1,392
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Interest Rate Benchmark + 1.35%), 6.58%, 07/20/2045 (e) (aa)	GBP	423	535
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 6.46%, 05/25/2058 (e) (aa)		205	209

Total Collateralized Mortgage Obligations (Cost $22,733)			22,232

Commercial Mortgage-Backed Securities — 1.0%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (CME Term SOFR 1 Month + 1.18%), 6.51%, 09/15/2034 (e) (aa)		500	484
AREIT Trust, (Cayman Islands),
Series 2021-CRE5, Class A, (CME Term SOFR 1 Month + 1.19%), 6.52%, 11/17/2038 (e) (aa)		210	208
Series 2022-CRE6, Class A, (United States 30 Day Average SOFR + 1.25%), 6.58%, 01/20/2037 (e) (aa)		707	701
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (CME Term SOFR 1 Month + 1.17%), 6.63%, 06/15/2035 (e) (aa)		187	186
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 7.48%, 08/19/2038 (e) (aa)		900	902
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 6.69%, 09/15/2036 (e) (aa)		500	477
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058		297	292
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, (CME Term SOFR 1 Month + 1.29%), 6.62%, 10/15/2036 (e) (aa)		900	893
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 6.40%, 12/15/2034 (e) (aa)		900	892
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 6.44%, 05/15/2036 (e) (aa)		700	538
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A, (CME Term SOFR 1 Month + 1.82%), 7.15%, 03/15/2035 (e) (aa)		641	640
Sage AR Funding No. 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 6.48%, 11/17/2030 (e) (aa)	GBP	800	1,010

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
SREIT Trust, Series 2021-IND, Class A, (CME Term SOFR 1 Month + 0.81%), 6.14%, 10/15/2038 (e) (aa)		100	99
VMC Finance LLC, Series 2021-FL4, Class A, (CME Term SOFR 1 Month + 1.21%), 6.55%, 06/16/2036 (e) (aa)		32	32

Total Commercial Mortgage-Backed Securities (Cost $7,628)			7,354

Corporate Bonds — 15.9%
Communications — 0.4%
Telecommunications — 0.4%
Optus Finance Pty Ltd., (Australia), Reg. S, 1.60%, 07/01/2025	AUD	1,000	643
Rogers Communications, Inc., (Canada), 2.95%, 03/15/2025		1,200	1,177
T-Mobile USA, Inc., 3.50%, 04/15/2025		1,000	983

Total Communications			2,803

Consumer Cyclical — 2.0%
Auto Manufacturers — 1.7%
American Honda Finance Corp., (United States SOFR + 0.55%), 5.91%, 02/12/2025 (aa)		2,100	2,103
Ford Motor Credit Co. LLC, 2.30%, 02/10/2025		600	587
4.13%, 08/04/2025		300	294
5.80%, 03/05/2027		1,450	1,450
(United States SOFR + 2.95%), 8.32%, 03/06/2026 (aa)		300	311
General Motors Financial Co., Inc., 3.50%, 11/07/2024		2,500	2,479
Hyundai Capital America,
1.00%, 09/17/2024 (e)		1,100	1,088
(United States SOFR + 1.15%), 6.51%, 08/04/2025 (e) (aa)		200	201
Nissan Motor Acceptance Co. LLC,
1.13%, 09/16/2024 (e)		900	891
1.85%, 09/16/2026 (e)		600	549
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)		700	679
Volkswagen Group of America Finance LLC,
(United States SOFR + 0.83%), 6.20%, 03/20/2026 (e) (aa)		600	602
(United States SOFR + 0.93%), 6.30%, 09/12/2025 (e) (aa)		1,500	1,509

			12,743

Entertainment — 0.2%
Warnermedia Holdings, Inc., 3.64%, 03/15/2025		1,200	1,182

Lodging — 0.1%
Hyatt Hotels Corp., 1.80%, 10/01/2024		600	594

Total Consumer Cyclical			14,519

Consumer Non-cyclical — 1.7%
Agriculture — 0.4%
BAT Capital Corp., 3.22%, 08/15/2024		696	693
Imperial Brands Finance plc, (United Kingdom), 3.13%, 07/26/2024 (e)		2,400	2,396

			3,089

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Beverages — 0.1%
JDE Peet’s NV, (Netherlands), 0.80%, 09/24/2024 (e)		400	395

Commercial Services — 0.3%
Global Payments, Inc., 1.50%, 11/15/2024		2,000	1,970
Transurban Queensland Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 2.05%), 6.42%, 12/16/2024 (aa)	AUD	1,000	669

			2,639

Cosmetics/Personal Care — 0.1%
Haleon UK Capital plc, (United Kingdom), 3.13%, 03/24/2025		1,000	982

Healthcare—Products — 0.3%
Baxter International, Inc., 1.32%, 11/29/2024		500	491
(SOFR Compounded Index + 0.44%), 5.81%, 11/29/2024 (aa)		1,900	1,900

			2,391

Healthcare—Services — 0.2%
HCA, Inc., 5.25%, 04/15/2025		1,100	1,095

Pharmaceuticals — 0.3%
Bayer US Finance II LLC, 4.25%, 12/15/2025 (e)		2,000	1,956

Total Consumer Non-cyclical			12,547

Energy — 0.1%
Pipelines — 0.1%
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025		954	952

Financial — 9.0%
Banks — 7.8%
Aozora Bank Ltd., (Japan), Reg. S, 1.05%, 09/09/2024		1,100	1,088
Bank of America Corp., (CME Term SOFR 3 Month + 1.35%), 3.09%, 10/01/2025 (aa)		2,000	1,986
Bank of Queensland Ltd., (Australia),
(BBSW ASX Australian 3 Month + 1.10%), 5.51%, 10/30/2024 (aa)	AUD	2,000	1,336
(BBSW ASX Australian 3 Month + 1.10%), 5.51%, 10/29/2025 (aa)	AUD	1,000	670
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 1.00%, 02/04/2025		600	583
Reg. S, (SOFR Compounded Index + 0.41%), 5.77%, 02/04/2025 (aa)		500	500
5.90%, 07/13/2026 (e)		1,500	1,512
Barclays plc, (United Kingdom), (CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		1,157	1,177
BNP Paribas SA, (France),
(United States SOFR + 2.07%), 2.22%, 06/09/2026 (e) (aa)		1,200	1,160
(CME Term SOFR 3 Month + 1.37%), 2.82%, 11/19/2025 (e) (aa)		900	889

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	37

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
BPCE SA, (France),
Reg. S, (BBSW ASX Australian 3 Month + 1.35%), 5.80%, 09/29/2025 (aa)	AUD	700	470
Reg. S, (United States SOFR + 0.57%), 5.93%, 01/14/2025 (aa)		800	801
Reg. S, (BBSW ASX Australian 3 Month + 1.60%), 5.95%, 06/05/2025 (aa)	AUD	1,200	806
Citibank NA, (SOFR Compounded Index + 1.06%), 6.43%, 12/04/2026 (aa)		1,200	1,214
Citigroup, Inc., (United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		800	784
Cooperatieve Rabobank UA, (Netherlands), (CMT Index 1 Year + 0.73%), 1.98%, 12/15/2027 (e) (aa)		2,400	2,201
Credit Agricole SA, (France),
Reg. S, (BBSW ASX Australian 3 Month + 1.05%), 5.45%, 09/25/2024 (aa)	AUD	1,600	1,067
Reg. S, (United States SOFR + 0.87%), 6.24%, 03/11/2027 (aa)		500	501
Deutsche Bank AG, (Germany), (United States SOFR + 2.58%), 3.96%, 11/26/2025 (aa)		500	496
DNB Bank ASA, (Norway), (SOFR Compounded Index + 1.95%), 5.90%, 10/09/2026 (e) (aa)		700	702
Federation des Caisses Desjardins du Quebec, (Canada), 2.05%, 02/10/2025 (e)		500	489
First Abu Dhabi Bank PJSC, (United Arab Emirates), (BBSW ASX Australian 3 Month + 1.10%), 5.44%, 02/18/2025 (aa)	AUD	700	467
Goldman Sachs Group, Inc. (The),
(CME Term SOFR 3 Month + 1.46%), 3.27%, 09/29/2025 (aa)		500	497
(United States SOFR + 0.49%), 5.84%, 10/21/2024 (aa)		300	300
(CME Term SOFR 3 Month + 1.43%), 6.75%, 05/15/2026 (aa)		1,000	1,007
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.51%), 4.18%, 12/09/2025 (aa)		1,200	1,191
(CME Term SOFR 3 Month + 1.61%), 4.29%, 09/12/2026 (aa)		900	884
ING Bank Australia Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 0.78%), 5.12%, 05/26/2025 (aa)	AUD	500	334
ING Groep NV, (Netherlands),
(SOFR Compounded Index + 1.01%), 6.39%, 04/01/2027 (aa)		300	301
(SOFR Compounded Index + 1.64%), 7.02%, 03/28/2026 (aa)		1,300	1,311
Lloyds Banking Group plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 2.44%, 02/05/2026 (aa)		500	490
4.45%, 05/08/2025		2,100	2,078
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 1.55%), 5.06%, 09/12/2025 (aa)		1,000	998

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Banks — continued
(United States SOFR + 0.94%), 6.31%, 02/20/2026 (aa)		530	532
(United States SOFR + 1.39%), 6.76%, 09/12/2025 (aa)		400	401
(United States SOFR + 1.44%), 6.80%, 04/17/2026 (aa)		500	504
Mizuho Financial Group, Inc., (Japan), (CME Term SOFR 3 Month + 1.24%), 2.84%, 07/16/2025 (aa)		1,000	999
Morgan Stanley, (United States SOFR + 1.15%), 2.72%, 07/22/2025 (aa)		2,000	1,996
NatWest Markets plc, (United Kingdom), 3.48%, 03/22/2025 (e)		1,000	985
Nordea Bank Abp, (Finland),
(United States SOFR + 0.74%), 6.11%, 03/19/2027 (e) (aa)		1,200	1,204
(United States SOFR + 0.96%), 6.33%, 06/06/2025 (e) (aa)		725	729
Oversea-Chinese Banking Corp. Ltd., (Singapore), (BBSW ASX Australian 3 Month + 0.26%), 4.63%, 08/12/2024 (aa)	AUD	1,000	667
Santander Holdings USA, Inc., 3.45%, 06/02/2025		1,500	1,467
Skandinaviska Enskilda Banken AB, (Sweden), 1.40%, 11/19/2025 (e)		2,100	1,990
Societe Generale SA, (France), 2.63%, 10/16/2024 (e)		300	297
(United States SOFR + 1.05%), 6.41%, 01/21/2026 (e) (aa)		800	801
Reg. S, (United States SOFR + 1.05%), 6.41%, 01/21/2026 (aa)		800	801
Standard Chartered plc, (United Kingdom),
Reg. S, (ICE LIBOR USD 3 Month + 1.21%), 2.82%, 01/30/2026 (aa)		800	786
Reg. S, (United States SOFR + 0.93%), 6.30%, 11/23/2025 (aa)		400	400
(United States SOFR + 1.74%), 7.12%, 03/30/2026 (e) (aa)		500	503
(CMT Index 1 Year + 3.10%), 7.78%, 11/16/2025 (e) (aa)		400	403
Sumitomo Mitsui Financial Group, Inc., (Japan),
Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 5.61%, 10/16/2024 (aa)	AUD	2,400	1,603
(United States SOFR + 1.30%), 6.65%, 07/13/2026 (aa)		700	710
Sumitomo Mitsui Trust Bank Ltd., (Japan), 0.80%, 09/16/2024 (e)		400	396
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		2,900	2,936
UBS AG, (Switzerland), 3.63%, 09/09/2024		600	597
Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 5.28%, 07/30/2025 (aa)	AUD	2,200	1,472
UBS Group AG, (Switzerland), (CMT Index 1 Year + 1.60%), 4.49%, 08/05/2025 (e) (aa)		700	699

SEE NOTES TO FINANCIAL STATEMENTS.

38	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Wells Fargo & Co.,
(CME Term SOFR 3 Month + 1.09%), 2.41%, 10/30/2025 (aa)		900	890
(United States SOFR + 1.32%), 6.68%, 04/25/2026 (aa)		1,200	1,209

			56,267

Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 1.65%, 10/29/2024		1,200	1,184
3.50%, 01/15/2025		600	592
Series 3NC1, 1.75%, 10/29/2024		300	296
Ally Financial, Inc., 5.13%, 09/30/2024		2,000	1,995
Avolon Holdings Funding Ltd., (Cayman Islands), 2.88%, 02/15/2025 (e)		400	392
LeasePlan Corp. NV, (Netherlands), 2.88%, 10/24/2024 (e)		1,500	1,486
Mitsubishi HC Capital, Inc., (Japan), 3.64%, 04/13/2025 (e)		570	561
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025		2,300	2,210
ORIX Corp., (Japan), 3.25%, 12/04/2024		400	396

			9,112

Total Financial			65,379

Industrial — 1.0%
Aerospace/Defense — 0.3%
Boeing Co. (The), 4.88%, 05/01/2025		2,100	2,078

Electronics — 0.2%
Arrow Electronics, Inc., 3.25%, 09/08/2024		1,843	1,832

Engineering & Construction — 0.3%
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 3.63%, 04/28/2026		2,100	2,032

Miscellaneous Manufacturs — 0.1%
Incitec Pivot Ltd., (Australia), Reg. S, 4.30%, 03/18/2026	AUD	800	522

Packaging & Containers — 0.1%
Berry Global, Inc., 4.88%, 07/15/2026 (e)		977	959

Total Industrial			7,423

Technology — 0.6%
Semiconductors — 0.5%
Broadcom, Inc., 3.63%, 10/15/2024		1,100	1,093
Renesas Electronics Corp., (Japan), 1.54%, 11/26/2024 (e)		2,100	2,062

			3,155

Software — 0.1%
VMware LLC, 1.00%, 08/15/2024		800	795

Total Technology			3,950

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Utilities — 1.1%
Electric — 1.1%
Black Hills Corp., 1.04%, 08/23/2024		1,500	1,489
Enel Finance International NV, (Netherlands), 2.65%, 09/10/2024 (e)		1,800	1,788
4.50%, 06/15/2025 (e)		300	296
Israel Electric Corp. Ltd., (Israel), Series 6, Reg. S, 5.00%, 11/12/2024 (e)		2,100	2,082
Kansai Electric Power Co., Inc. (The), (Japan), Reg. S, 2.55%, 09/17/2024		1,800	1,787
Korea Southern Power Co. Ltd., (South Korea), (BBSW ASX Australian 3 Month + 0.97%), 5.38%, 10/30/2024 (aa)	AUD	600	400
Niagara Mohawk Power Corp., 3.51%, 10/01/2024 (e)		129	128

Total Utilities			7,970

Total Corporate Bonds (Cost $115,976)			115,543

Foreign Government Securities — 0.2%
Export-Import Bank of Korea, (South Korea), 4.88%, 01/11/2026		800	797
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026		1,000	933

Total Foreign Government Securities (Cost $1,799)			1,730

Municipal Bonds — 69.8% (t)
Alabama — 0.2%
County of Jefferson Sewer Revenue, Warrants, Rev., 5.00%, 10/01/2026		1,250	1,288

Alaska — 0.5%
Alaska Housing Finance Corp., Home Mortgage, Series B, Rev., VRDO, 3.83%, 07/05/2024 (z)		2,300	2,300
Alaska Municipal Bond Bank Authority, Series 4, Rev., AMT, 5.00%, 12/01/2024		1,215	1,218

			3,518

Arizona — 1.7%
Arizona State University, Series A, Rev., VRDO, 3.85%, 07/05/2024 (z)		12,475	12,475

California — 1.9%
California State Public Works Board, Various Capital Projects, Rev., 5.00%, 12/01/2025		7,000	7,185
City of Los Angeles Department of Airports, Green Bonds Subordinated, Rev., AMT, 5.00%, 05/15/2025		750	759
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project, Rev., AMT, 5.00%, 05/15/2025		2,475	2,504
San Francisco City & County Airport Commission International Airport, Revenue Refunding, Second Series, Series A, Rev., AMT, 5.00%, 05/01/2025		3,000	3,035

			13,483

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	39

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Connecticut — 1.0%
Connecticut Housing Finance Authority, Series B3, Rev., VRDO, 3.85%, 07/05/2024 (z)	5,680	5,680
State of Connecticut Special Tax Revenue, Series D, Rev., 5.00%, 11/01/2025	1,250	1,280

		6,960

District of Columbia — 2.8%
District of Columbia, Rev., VRDO, LOC: Wells Fargo Bank NA, 3.85%, 07/05/2024 (z)	2,325	2,325
Metropolitan Washington Airports Authority Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2025	9,425	9,579
Series A, Rev., AMT, 5.00%, 10/01/2025	1,665	1,692
Series A, Rev., AMT, 5.00%, 10/01/2026	2,805	2,886
Series B, Rev., 5.00%, 10/01/2025	1,030	1,053
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond,
Rev., 5.00%, 07/15/2025	1,250	1,272
Rev., 5.00%, 07/15/2026	1,250	1,294

		20,101

Florida — 3.7%
Citizens Property Insurance, Inc., Series A1, Rev., 5.00%, 06/01/2025 (p)	1,000	1,006
City of Jacksonville,
Series A, Rev., 5.00%, 10/01/2025	1,500	1,532
Series B, Rev., 5.00%, 10/01/2025	1,250	1,276
County of Miami-Dade Seaport Department, Senior Bonds, Series A, Rev., AMT, 5.00%, 10/01/2025	1,500	1,521
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 3.88%, 07/05/2024 (z)	2,800	2,800
Orlando Utilities Commission, Series 1, Rev., VRDO, 4.15%, 07/05/2024 (z)	15,500	15,500
Sarasota County School Board, Master Lease Program, COP, 5.00%, 07/01/2026	1,250	1,292
State of Florida Lottery Revenue, Lottery, Series A, Rev., 5.00%, 07/01/2025	2,000	2,033

		26,960

Georgia — 0.4%
City of Atlanta GA Department of Aviation, Series C, Rev., AMT, 5.00%, 07/01/2024	615	615
Main Street Natural Gas, Inc., Series A, Rev., 5.00%, 06/01/2025	700	706
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project,
Rev., AGM, 5.00%, 07/01/2025	550	559
Private Colleges & Universities Authority, Emory University, Series B, Rev., 5.00%, 09/01/2025	1,020	1,038

		2,918

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Guam — 0.1%
Guam Government Waterworks Authority,
Series A, Rev., 5.00%, 07/01/2025	350	355
Series A, Rev., 5.00%, 07/01/2026	350	359

		714

Illinois — 3.6%
Chicago Midway International Airport, Senior, Series C, Rev., AMT, 5.00%, 01/01/2026	3,000	3,051
Chicago O’Hare International Airport, Senior Lien Ohare International, Rev., AMT, 5.00%, 01/01/2026	3,500	3,560
County of Cook, Series A, GO, 5.00%, 11/15/2024	5,000	5,024
Illinois Finance Authority, The Catherine Cook School Project, Rev., VRDO, LOC: Northern Trust Co., 3.75%, 07/05/2024 (z)	1,770	1,770
Illinois Finance Authority, University of Chicago Medical Center, Rev., VRDO, LOC: TD Bank NA, 4.90%, 07/01/2024 (z)	4,500	4,500
Sales Tax Securitization Corp., Rev., 5.00%, 01/01/2025	3,250	3,272
State of Illinois,
Series A, GO, 5.00%, 10/01/2025	2,465	2,509
Series D, GO, 5.00%, 07/01/2025	2,600	2,635

		26,321

Indiana — 1.3%
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 4.90%, 07/01/2024 (z)	6,000	6,000
Indiana Municipal Power Agency, Series B, Rev., VRDO, LOC: U.S. Bank NA, 4.90%, 07/01/2024 (z)	1,300	1,300
Indianapolis Local Public Improvement Bond Bank, Series A, Rev., 5.00%, 06/01/2026	1,800	1,854

		9,154

Kansas — 0.3%
Johnson County Unified School District No. 512 Shawnee Mission, Series A, GO, 5.00%, 10/01/2025	1,935	1,975

Louisiana — 2.3%
Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	16,000	16,460

Massachusetts — 1.6%
Commonwealth of Massachusetts, Series A, GO, 5.00%, 01/01/2025	2,000	2,016
Massachusetts Development Finance Agency, Partners Healthcare System, Inc., Series K1, Rev., VRDO, 3.80%, 07/05/2024 (z)	5,700	5,700
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 5.00%, 07/01/2026	4,000	4,081

		11,797

SEE NOTES TO FINANCIAL STATEMENTS.

40	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — 0.8%
Michigan State Building Authority, Facilities Program, Series II, Rev., 5.00%, 10/15/2025	5,500	5,620

Minnesota — 2.3%
City of Rochester MN,
Series A, Rev., VRDO, 3.70%, 07/05/2024 (z)	13,000	13,000
Series B, Rev., VRDO, 3.70%, 07/05/2024 (z)	3,900	3,900

		16,900

Missouri — 1.2%
City of Kansas City, Series A, GO, 5.00%, 02/01/2026	900	926
City of St Louis Airport Revenue, Series A, Rev., AGM, 5.00%, 07/01/2024	2,000	2,000
Health & Educational Facilities Authority of the State of Missouri, Series F, Rev., VRDO, 4.85%, 07/01/2024 (z)	5,900	5,900

		8,826

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act, Bishop Guertin High School, Rev., VRDO, LOC: TD Bank NA, 3.85%, 07/05/2024 (z)	1,730	1,730

New Jersey — 3.2%
Jersey City Redevelopment Agency, Bayfront Redevelopment Project, Rev., 4.00%, 12/15/2024	5,350	5,357
New Jersey Economic Development Authority, Rev., 5.00%, 03/01/2026	500	512
New Jersey Educational Facilities Authority, Montclair State University,
Rev., AGM, 5.00%, 07/01/2025	1,690	1,718
Rev., AGM, 5.00%, 07/01/2026	1,000	1,033
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, Rev., 5.00%, 07/01/2024	6,930	6,930
New Jersey Higher Education Student Assistance Authority, Senior, Series A, Rev., AMT, 5.00%, 12/01/2025	575	584
New Jersey Transportation Trust Fund Authority, Series A, Rev., 5.00%, 06/15/2025	2,025	2,052
State of New Jersey, Covid 19 Go Emergency Bonds, GO, 5.00%, 06/01/2025	5,320	5,400

		23,586

New Mexico — 1.8%
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 5.00%, 09/01/2024	6,750	6,760
New Mexico Finance Authority, Subordinate, Series A, Rev., 5.00%, 06/15/2025	2,795	2,841
University of New Mexico (The), System Improvement, Rev., VRDO, 0.00%, 07/05/2024 (z)	3,640	3,640

		13,241

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — 10.5%
City of New York NY, Series B, GO, VRDO, 4.90%, 07/01/2024 (z)	8,500	8,500
City of New York, Fiscal Year 2017, Series A4, GO, VRDO, LOC: Citibank NA, 3.98%, 07/05/2024 (z)	1,090	1,090
City of New York, Fiscal Year 2018, Series B5, GO, VRDO, 4.90%, 07/01/2024 (z)	10,000	10,000
New York City Municipal Water Finance Authority, Second General Resolution,
Rev., VRDO, 4.75%, 07/01/2024 (z)	5,225	5,225
Rev., VRDO, 4.90%, 07/01/2024 (z)	20,825	20,825
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series A4, Rev., VRDO, 4.90%, 07/01/2024 (z)	2,800	2,800
Series B5, Rev., VRDO, 4.90%, 07/01/2024 (z)	5,700	5,700
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated, Series E1, Rev., 5.00%, 11/01/2025	7,000	7,165
Port Authority of New York & New Jersey,
Series 207, Rev., AMT, 5.00%, 09/15/2024	3,000	3,006
Series 242, Rev., AMT, 5.00%, 12/01/2025	5,000	5,097
Triborough Bridge & Tunnel Authority, MTA Bridges And Tunnels, Rev., 5.00%, 11/15/2025	6,455	6,616

		76,024

North Carolina — 1.0%
City of Raleigh, Rev., 5.00%, 10/01/2026 (w)	7,250	7,541

Ohio — 5.8%
County of Franklin, Facilities, OhioHealth Corp., Series D, Rev., VRDO, LOC: Northern Trust Co., 3.85%, 07/05/2024 (z)	1,700	1,700
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Obligated Group, Series B3, Rev., VRDO, 4.90%, 07/01/2024 (z)	5,000	5,000
Ohio State University (The), Multiyear Debt Issuance,
Rev., VRDO, 3.80%, 07/05/2024 (z)	10,000	10,000
Rev., VRDO, 3.85%, 07/05/2024 (z)	11,600	11,600
State of Ohio, Cleveland Clinic Health System, Rev., VRDO, 3.85%, 07/05/2024 (z)	14,000	14,000

		42,300

Oklahoma — 0.5%
Oklahoma Municipal Power Authority, Power Supply System, Series A, Rev., AGM, 5.00%, 01/01/2026	3,500	3,585

Oregon — 0.4%
Portland Community College District, GO, 5.00%, 06/15/2025	3,235	3,288

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	41

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — 4.1%
City of Philadelphia Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2026	2,500	2,554
City of Philadelphia Airport Revenue, Private Activity, Rev., AMT, 5.00%, 07/01/2026	9,755	9,965
City of Philadelphia Water & Wastewater Revenue,
Series B, Rev., AGM, 5.00%, 09/01/2026	2,550	2,645
Series C, Rev., 5.00%, 06/01/2025	1,355	1,375
Commonwealth of Pennsylvania, GO, 5.00%, 09/15/2026	2,000	2,076
Northampton County General Purpose Authority, St. Luke’s University Health Network,
Rev., 5.00%, 08/15/2025	5,565	5,656
Rev., 5.00%, 08/15/2026	5,000	5,148

		29,419

Texas — 8.6%
Austin Independent School District, GO, 5.00%, 08/01/2025	4,500	4,584
Board of Regents of the University of Texas System, Financing System, Series B, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 3.85%, 07/05/2024 (z)	16,000	16,000
City of Garland Electric Utility System Revenue, Series A, Rev., 5.00%, 03/01/2025	2,190	2,210
City of Houston Combined Utility System Revenue, Combined First Lien, Rev., VRDO, 3.93%, 07/05/2024 (z)	12,380	12,380
City of Houston Combined Utility System Revenue, Rev., VRDO, (SIFMA Municipal Swap Index + 0.01%), 4.00%, 07/05/2024 (aa)	6,000	6,000
City of Wichita Falls Water & Sewer System Revenue, Rev., 5.00%, 08/01/2024	1,540	1,542
Clifton Higher Education Finance Corp., International Leadership of Texas, Incorporate,
Rev., PSF-GTD, 5.00%, 08/15/2025	1,385	1,409
Rev., PSF-GTD, 5.00%, 08/15/2026	1,000	1,033
Cypress-Fairbanks Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2025	2,140	2,162
Fort Worth Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2025	1,150	1,161
Plano Independent School District, GO, 5.00%, 02/15/2025	3,600	3,636
San Antonio Independent School District, GO, PSF-GTD, 5.00%, 08/15/2024	1,375	1,377
State of Texas, Transportation Commission Highway, GO, 5.00%, 04/01/2025	3,000	3,037
Texas A&M University, Financing System, Series E, Rev., 5.00%, 05/15/2025	3,000	3,043
Texas Public Finance Authority, Rev., 5.00%, 02/01/2025	2,980	3,006

		62,580

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Utah — 1.1%
City of Salt Lake City Public Utilities Revenue, Rev., 5.00%, 02/01/2025	1,550	1,565
State of Utah, GO, 5.00%, 07/01/2026	5,000	5,181
University of Utah, Green Bonds, Series A, Rev., 5.00%, 08/01/2025	925	942

		7,688

Virginia — 2.1%
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group,
Series A, Rev., VRDO, 3.85%, 07/05/2024 (z)	6,300	6,300
Series B, Rev., VRDO, 3.85%, 07/05/2024 (z)	8,835	8,835

		15,135

Washington — 4.8%
Central Puget Sound Regional Transit Authority, Green Bonds, Series S1, Rev., 5.00%, 11/01/2025	5,000	5,120
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 3.85%, 07/05/2024 (z)	13,160	13,160
Port of Seattle, GO, 5.00%, 06/01/2027 (w)	7,300	7,678
Port of Seattle, Intermediate Lien, Rev., AMT, 5.00%, 08/01/2025	1,735	1,757
Port of Seattle, Private Activity, Rev., AMT, 5.00%, 09/01/2025	6,885	6,987

		34,702

Total Municipal Bonds (Cost $507,152)		506,289

U.S. Government Agency Security — 0.1%
FHLB, 5.50%, 02/20/2026	1,000
(Cost $1,000)		1,000

U.S. Treasury Obligation — 0.7%
U.S. Treasury Inflation Indexed Notes, 2.13%, 04/15/2029	4,866	4,874
(Cost $4,871)		4,874

Short-Term Investments — 4.2%
Commercial Papers — 0.3%
Keurig Dr Papper, Inc., 5.53%, 07/19/2024 (e) (n)	1,500	1,495
Southern California Edison Co., 5.61%, 07/18/2024 (e) (n)	400	399

Total Commercial Papers		1,894

Municipal Bonds — 3.5% (t)
City of Atlanta Airport Passenger Facility Charge, Subordinated Lien, Rev., AMT, 5.00%, 07/01/2024	925	925
County of Los Angeles, Rev., TRAN, 5.00%, 06/30/2025 (w)	13,760	13,988
Pennsylvania Economic Development Financing Authority Parking System Revenue, Junior Insured Capitol, Rev., AGM, 5.00%, 01/01/2025	2,000	2,009

SEE NOTES TO FINANCIAL STATEMENTS.

42	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Municipal Bonds — continued
The Monmouth County Improvement Authority, Government Pooled Loan Project, Rev., CNTY GTD, 4.00%, 03/14/2025		8,000	8,019

Total Municipal Bonds			24,941

Time Deposits — 0.4%
Australia & New Zealand Banking Group Ltd., 4.68%, 07/01/2024		1,555	1,555
BNP Paribas SA, 3.11%, 07/01/2024	AUD	80	53
Citibank NA, 2.59%, 07/01/2024	EUR	8	9
Royal Bank of Canada, 3.52%, 07/02/2024	CAD	1	1
4.15%, 07/01/2024	GBP	95	120
Skandinaviska Enskilda Banken AB, 4.68%, 07/01/2024		1,152	1,152
Sumitomo Mitsui Banking Corp., (0.14%), 07/01/2024	JPY	1,006	6

Total Time Deposits			2,896

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligation — 0.0% (g)
U.S. Treasury Bill, 5.30%, 09/19/2024 (n) (ii)	42	42

Total Short-Term Investments (Cost $29,804)		29,773

Total Investments — 103.2% (Cost — $750,355)*		748,046

Liabilities in Excess of Other Assets — (3.2)%		(23,055)

NET ASSETS — 100.0%		$724,991

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Australia 10-Year Bond	89	09/2024	AUD	6,758	(15)
Long Gilt	19	09/2024	GBP	2,362	(18)
U.S. Treasury 2 Year Note	378	09/2024	USD	77,007	187

					154

Short Contracts
U.S. Treasury 10 Year Note	(67)	09/2024	USD	(7,349)	(20)
U.S. Treasury 5 Year Note	(135)	09/2024	USD	(14,375)	(13)
U.S. Treasury Ultra Bond	(13)	09/2024	USD	(1,619)	(11)
U.S. Ultra Treasury 10 Year Note	(101)	09/2024	USD	(11,407)	(59)

					(103)

Total unrealized appreciation (depreciation)					51

Forward foreign currency exchange contracts outstanding as of June 30, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	68	AUD	101	Deutsche Bank AG	07/02/2024	—	(h)
USD	535	CAD	731	Barclays Bank plc	07/02/2024	1
USD	992	CAD	1,354	Barclays Bank plc	07/02/2024	2
USD	4,861	GBP	3,810	Deutsche Bank AG	07/02/2024	45
USD	4,818	GBP	3,810	Barclays Bank plc	08/02/2024	2

Total unrealized appreciation						50

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	43

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	1,467	AUD	2,222	Bank of America, NA	07/02/2024	(15)
USD	1,010	AUD	1,518	Bank of America, NA	07/02/2024	(3)
USD	1,339	AUD	2,015	Bank of America, NA	07/02/2024	(5)
USD	6,790	AUD	10,260	Barclays Bank plc	07/02/2024	(55)
USD	380	AUD	570	Barclays Bank plc	07/02/2024	(—)	(h)
USD	521	AUD	782	Barclays Bank plc	07/02/2024	(1)
USD	57	AUD	86	Barclays Bank plc	07/02/2024	(—)	(h)
USD	643	AUD	968	Morgan Stanley & Co.	07/02/2024	(3)
USD	421	AUD	633	Morgan Stanley & Co.	07/02/2024	(1)
USD	507	CAD	696	Barclays Bank plc	07/02/2024	(2)
USD	70	AUD	105	Barclays Bank plc	08/02/2024	(—)	(h)
USD	2,028	CAD	2,774	Barclays Bank plc	08/02/2024	(1)

Total unrealized depreciation						(86)

Net unrealized appreciation (depreciation)						(36)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024

ASX	— Australian Stock Exchange
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
BBSW	— Bank Bill Swap Rate
CMT	— Constant Maturity Treasury
COP	— Certificate of Participation
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PSF	— Permanent School Fund
Reg. S

— Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2024.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of June 30, 2024.

(e)

— Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(n)	— The rate shown is the effective yield as of June 30, 2024.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

— Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2024.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2024.
(ii)	Approximately$42 of these investments are restricted as collateral for forwards to Barclays Bank PLC.
*	— The cost of securities is substantially the same for federal income tax purposes.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

44	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 99.3%
Basic Materials — 1.4%
Chemicals — 1.2%
Air Products & Chemicals, Inc.	765	197,522
Albemarle Corp.	18	1,675
Celanese Corp., Class A	18	2,372
CF Industries Holdings, Inc.	30	2,206
Dow, Inc.	134	7,095
DuPont de Nemours, Inc.	64	5,136
Eastman Chemical Co.	17	1,630
Ecolab, Inc.	34	8,153
International Flavors & Fragrances, Inc.	34	3,251
Linde plc	72	31,429
LyondellBasell Industries NV, Class A	53	5,114
Mosaic Co. (The)	65	1,865
PPG Industries, Inc.	33	4,095
RPM International, Inc.	13	1,390
Sherwin-Williams Co. (The)	33	9,780
Westlake Corp.	5	708

		283,421

Forest Products & Paper — 0.0% (g)
International Paper Co.	76	3,298

Iron/Steel — 0.1%
Cleveland-Cliffs, Inc. (a)	56	858
Nucor Corp.	38	6,008
Reliance, Inc.	6	1,824
Steel Dynamics, Inc.	23	2,964

		11,654

Mining — 0.1%
Freeport-McMoRan, Inc.	205	9,954
Newmont Corp.	150	6,270

		16,224

Total Basic Materials		314,597

Communications — 16.7%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	104	3,025
Omnicom Group, Inc.	39	3,516
Trade Desk, Inc. (The), Class A (a)	66	6,438

		12,979

Internet — 15.4%
Airbnb, Inc., Class A (a)	61	9,273
Alphabet, Inc., Class A	2,641	481,037
Alphabet, Inc., Class C	2,491	456,982
Amazon.com, Inc. (a)	6,915	1,336,247
Booking Holdings, Inc.	5	21,079
CDW Corp.	57	12,679
DoorDash, Inc., Class A (a)	36	3,928
eBay, Inc.	70	3,745
Etsy, Inc. (a)	21	1,210
Expedia Group, Inc. (a)	24	3,033

SECURITY DESCRIPTION	SHARES	VALUE($)

Internet — continued
F5, Inc. (a)	22	3,773
Gen Digital, Inc.	315	7,876
GoDaddy, Inc., Class A (a)	17	2,420
Match Group, Inc. (a)	65	1,989
MercadoLibre, Inc., (Uruguay) (a)	6	10,671
Meta Platforms, Inc., Class A	1,686	850,276
Netflix, Inc. (a)	67	44,953
Okta, Inc., Class A (a)	23	2,191
Palo Alto Networks, Inc. (a)	184	62,424
Pinterest, Inc., Class A (a)	184	8,125
Robinhood Markets, Inc., Class A (a)	258	5,861
Roku, Inc., Class A (a)	19	1,109
Snap, Inc., Class A (a)	322	5,351
Uber Technologies, Inc. (a)	6,035	438,633
VeriSign, Inc. (a)	7	1,296
Zillow Group, Inc., Class C (a)	20	908

		3,777,069

Media — 0.3%
Charter Communications, Inc., Class A (a)	12	3,637
Comcast Corp., Class A	580	22,724
FactSet Research Systems, Inc.	20	8,325
Fox Corp., Class A	62	2,114
Fox Corp., Class B	31	988
Liberty Media Corp-Liberty Formula One, Class C (a)	32	2,268
News Corp., Class A	81	2,222
Paramount Global, Class B	79	823
Walt Disney Co. (The)	279	27,691
Warner Bros Discovery, Inc. (a)	364	2,706

		73,498

Telecommunications — 0.9%
Arista Networks, Inc. (a)	111	38,830
AT&T, Inc.	1,022	19,540
Cisco Systems, Inc.	1,738	82,572
Corning, Inc.	337	13,110
Juniper Networks, Inc.	132	4,828
Motorola Solutions, Inc.	67	25,884
T-Mobile US, Inc.	72	12,632
Verizon Communications, Inc.	604	24,918

		222,314

Total Communications		4,085,860

Consumer Cyclical — 5.7%
Apparel — 0.1%
Deckers Outdoor Corp. (a)	3	3,209
NIKE, Inc., Class B	176	13,301

		16,510

Auto Manufacturers — 0.5%
Cummins, Inc.	24	6,544
Ford Motor Co.	614	7,702
General Motors Co.	209	9,702

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	45

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Auto Manufacturers — continued
PACCAR, Inc.	88	9,009
Rivian Automotive, Inc., Class A (a)	88	1,187
Tesla, Inc. (a)	425	84,163

		118,307

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	42	2,942

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	105	5,698
Fastenal Co.	81	5,089
Ferguson plc, (United Kingdom)	32	6,239
LKQ Corp.	42	1,747
Pool Corp.	4	1,185
Watsco, Inc.	5	2,416
WW Grainger, Inc.	7	5,930

		28,304

Entertainment — 0.0% (g)
Caesars Entertainment, Inc. (a)	8	315
DraftKings, Inc., Class A (a)	59	2,258
Live Nation Entertainment, Inc. (a)	26	2,454

		5,027

Home Builders — 3.2%
D.R. Horton, Inc.	1,862	262,393
Lennar Corp., Class A	1,539	230,674
NVR, Inc. (a)	20	148,417
PulteGroup, Inc.	1,315	144,809

		786,293

Leisure Time — 0.0% (g)
Carnival Corp. (a)	179	3,342
Royal Caribbean Cruises Ltd. (a)	40	6,393

		9,735

Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	46	9,935
Hyatt Hotels Corp., Class A	11	1,666
Las Vegas Sands Corp.	38	1,676
Marriott International, Inc., Class A	43	10,412
MGM Resorts International (a)	42	1,857
Wynn Resorts Ltd.	10	863

		26,409

Retail — 1.7%
AutoZone, Inc. (a)	2	6,782
Bath & Body Works, Inc.	23	912
Best Buy Co., Inc.	37	3,078
Burlington Stores, Inc. (a)	8	1,931
CarMax, Inc. (a)	28	2,073
Chipotle Mexican Grill, Inc., Class A (a)	208	13,028
Costco Wholesale Corp.	66	56,181
Darden Restaurants, Inc.	27	4,030
Dick’s Sporting Goods, Inc.	9	1,911

SECURITY DESCRIPTION	SHARES	VALUE($)

Retail — continued
Dollar General Corp.	33	4,330
Dollar Tree, Inc. (a)	30	3,173
Domino’s Pizza, Inc.	4	2,301
Genuine Parts Co.	21	2,963
Home Depot, Inc. (The)	146	50,246
Lowe’s Cos., Inc.	82	17,993
Lululemon Athletica, Inc., (Canada) (a)	16	4,832
McDonald’s Corp.	109	27,693
O’Reilly Automotive, Inc. (a)	8	7,995
Ross Stores, Inc.	45	6,568
Starbucks Corp.	168	13,111
Target Corp.	70	10,312
TJX Cos., Inc. (The)	163	17,973
Tractor Supply Co.	14	3,727
Ulta Beauty, Inc. (a)	6	2,484
Walgreens Boots Alliance, Inc.	110	1,327
Walmart, Inc.	2,189	148,206
Williams-Sonoma, Inc.	9	2,571
Yum! Brands, Inc.	36	4,771

		422,502

Total Consumer Cyclical		1,416,029

Consumer Non-cyclical — 17.8%
Agriculture — 0.2%
Altria Group, Inc.	252	11,493
Archer-Daniels-Midland Co.	85	5,158
Bunge Global SA	29	3,085
Philip Morris International, Inc.	224	22,737

		42,473

Beverages — 2.0%
Brown-Forman Corp., Class B	82	3,528
Celsius Holdings, Inc. (a)	67	3,826
Coca-Cola Co. (The)	5,061	322,160
Constellation Brands, Inc., Class A	71	18,138
Keurig Dr Pepper, Inc.	482	16,097
Molson Coors Beverage Co., Class B	85	4,311
Monster Beverage Corp. (a)	318	15,867
PepsiCo., Inc.	614	101,312

		485,239

Biotechnology — 0.5%
Alnylam Pharmaceuticals, Inc. (a)	19	4,575
Amgen, Inc.	80	25,058
Biogen, Inc. (a)	25	5,772
BioMarin Pharmaceutical, Inc. (a)	30	2,431
Bio-Rad Laboratories, Inc., Class A (a)	10	2,835
Corteva, Inc.	103	5,552
Gilead Sciences, Inc.	182	12,491
Illumina, Inc. (a)	96	9,992
Incyte Corp. (a)	33	1,982
Moderna, Inc. (a)	49	5,776
Regeneron Pharmaceuticals, Inc. (a)	17	17,721

SEE NOTES TO FINANCIAL STATEMENTS.

46	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Royalty Pharma plc, Class A	31	812
United Therapeutics Corp. (a)	8	2,617
Vertex Pharmaceuticals, Inc. (a)	39	18,088

		115,702

Commercial Services — 1.1%
Automatic Data Processing, Inc.	63	15,116
Block, Inc., Class A (a)	307	19,795
Booz Allen Hamilton Holding Corp., Class A	19	2,980
Cintas Corp.	15	10,643
Corpay, Inc. (a)	39	10,306
Equifax, Inc.	21	5,009
Global Payments, Inc.	144	13,908
MarketAxess Holdings, Inc.	18	3,534
Moody’s Corp.	96	40,430
Paylocity Holding Corp. (a)	7	977
PayPal Holdings, Inc. (a)	575	33,386
Quanta Services, Inc.	22	5,705
Rollins, Inc.	53	2,590
S&P Global, Inc.	198	88,520
Toast, Inc., Class A (a)	197	5,065
TransUnion	30	2,221
U-Haul Holding Co., Class B	16	973
United Rentals, Inc.	11	6,906
Verisk Analytics, Inc., Class A	21	5,623

		273,687

Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	106	10,303
Estee Lauder Cos., Inc. (The), Class A	34	3,664
Kenvue, Inc.	279	5,068
Procter & Gamble Co. (The)	358	59,052

		78,087

Food — 0.2%
Albertsons Cos., Inc., Class A	55	1,093
Campbell Soup Co.	25	1,113
Conagra Brands, Inc.	82	2,322
General Mills, Inc.	94	5,925
Hershey Co. (The)	22	3,955
Hormel Foods Corp.	38	1,168
J M Smucker Co. (The)	15	1,606
Kellanova	47	2,688
Kraft Heinz Co. (The)	165	5,314
Kroger Co. (The)	107	5,339
Lamb Weston Holdings, Inc.	13	1,057
McCormick & Co., Inc.	35	2,501
Mondelez International, Inc., Class A	209	13,679
Sysco Corp.	68	4,827
Tyson Foods, Inc., Class A	49	2,806

		55,393

Healthcare — Products — 2.6%
Abbott Laboratories	259	26,906

SECURITY DESCRIPTION	SHARES	VALUE($)

Healthcare — Products — continued
Agilent Technologies, Inc.	178	23,070
Align Technology, Inc. (a)	11	2,568
Avantor, Inc. (a)	387	8,203
Baxter International, Inc.	63	2,110
Bio-Techne Corp.	97	6,967
Boston Scientific Corp. (a)	211	16,234
Cooper Cos., Inc. (The)	25	2,188
Danaher Corp.	423	105,616
Edwards Lifesciences Corp. (a)	85	7,893
Exact Sciences Corp. (a)	25	1,036
GE HealthCare Technologies, Inc.	67	5,182
Hologic, Inc. (a)	28	2,056
IDEXX Laboratories, Inc. (a)	11	5,326
Insulet Corp. (a)	8	1,609
Intuitive Surgical, Inc. (a)	51	22,734
Medtronic plc, (Ireland)	202	15,932
Repligen Corp. (a)	29	3,693
ResMed, Inc.	21	4,009
Revvity, Inc.	75	7,913
Solventum Corp. (a)	26	1,364
STERIS plc	13	2,916
Stryker Corp.	50	17,022
Teleflex, Inc.	5	964
Thermo Fisher Scientific, Inc.	582	321,673
Waters Corp. (a)	33	9,512
West Pharmaceutical Services, Inc.	43	14,318
Zimmer Biomet Holdings, Inc.	30	3,292

		642,306

Healthcare — Services — 4.0%
Catalent, Inc. (a)	140	7,854
Centene Corp. (a)	82	5,460
Charles River Laboratories International, Inc. (a)	32	6,567
DaVita, Inc. (a)	7	958
Elevance Health, Inc.	35	18,813
HCA Healthcare, Inc.	29	9,187
Humana, Inc.	19	7,098
IQVIA Holdings, Inc. (a)	110	23,289
Labcorp Holdings, Inc.	10	2,129
Molina Healthcare, Inc. (a)	7	2,195
Quest Diagnostics, Inc.	16	2,137
UnitedHealth Group, Inc.	1,768	900,240
Universal Health Services, Inc., Class B	7	1,382

		987,309

Household Products/Wares — 0.1%
Avery Dennison Corp.	17	3,780
Church & Dwight Co., Inc.	27	2,797
Clorox Co. (The)	15	2,075
Kimberly-Clark Corp.	46	6,387

		15,039

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	47

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — 6.8%
AbbVie, Inc.	260	44,519
Becton Dickinson & Co.	42	9,899
Bristol-Myers Squibb Co.	1,600	66,451
Cardinal Health, Inc.	36	3,502
Cencora, Inc.	28	6,419
Cigna Group (The)	43	14,280
CVS Health Corp.	197	11,612
Dexcom, Inc. (a)	56	6,302
Eli Lilly & Co.	629	569,933
Henry Schein, Inc. (a)	14	916
Johnson & Johnson	2,593	378,994
McKesson Corp.	19	11,046
Merck & Co., Inc.	2,772	343,226
Neurocrine Biosciences, Inc. (a)	13	1,738
Pfizer, Inc.	4,474	125,172
Viatris, Inc.	919	9,767
Zoetis, Inc., Class A	358	62,003

		1,665,779

Total Consumer Non-cyclical		4,361,014

Energy — 3.1%
Energy — Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	66	6,612
First Solar, Inc. (a)	50	11,286

		17,898

Oil & Gas — 2.5%
APA Corp.	159	4,669
Chesapeake Energy Corp.	53	4,394
Chevron Corp.	746	116,743
Chord Energy Corp.	20	3,331
ConocoPhillips	504	57,605
Coterra Energy, Inc.	320	8,536
Devon Energy Corp.	299	14,191
Diamondback Energy, Inc.	73	14,574
EOG Resources, Inc.	247	31,128
EQT Corp.	172	6,366
Exxon Mobil Corp.	1,912	220,159
Hess Corp.	111	16,406
HF Sinclair Corp.	97	5,184
Marathon Oil Corp.	247	7,093
Marathon Petroleum Corp.	154	26,697
Occidental Petroleum Corp.	280	17,668
Ovintiv, Inc.	128	6,021
Phillips 66	181	25,507
Texas Pacific Land Corp.	7	4,874
Valero Energy Corp.	141	22,180

		613,326

Oil & Gas Services — 0.2%
Baker Hughes Co., Class A	427	15,023
Halliburton Co.	379	12,804
Schlumberger NV	607	28,621

		56,448

SECURITY DESCRIPTION	SHARES	VALUE($)

Pipelines — 0.3%
Cheniere Energy, Inc.	91	15,929
Kinder Morgan, Inc.	805	16,003
ONEOK, Inc.	243	19,850
Targa Resources Corp.	80	10,256
Williams Cos., Inc. (The)	496	21,082

		83,120

Total Energy		770,792

Financial — 16.1%
Banks — 4.7%
Bank of America Corp.	11,935	474,649
Bank of New York Mellon Corp. (The)	561	33,569
Citigroup, Inc.	1,202	76,277
Citizens Financial Group, Inc.	488	17,584
Fifth Third Bancorp	606	22,120
First Citizens BancShares, Inc., Class A	11	17,818
Goldman Sachs Group, Inc. (The)	199	90,008
Huntington Bancshares, Inc.	1,447	19,072
KeyCorp.	1,134	16,113
M&T Bank Corp.	148	22,466
Morgan Stanley	771	74,957
Northern Trust Corp.	135	11,364
PNC Financial Services Group, Inc. (The)	276	42,894
Regions Financial Corp.	953	19,102
State Street Corp.	253	18,757
Truist Financial Corp.	969	37,634
US Bancorp	1,079	42,827
Wells Fargo & Co.	2,131	126,562

		1,163,773

Diversified Financial Services — 4.2%
Ally Financial, Inc.	182	7,212
American Express Co.	357	82,620
Ameriprise Financial, Inc.	60	25,817
Apollo Global Management, Inc.	253	29,847
Ares Management Corp., Class A	99	13,166
BlackRock, Inc., Class A	65	51,348
Capital One Financial Corp.	272	37,660
Cboe Global Markets, Inc.	84	14,236
Charles Schwab Corp. (The)	893	65,826
CME Group, Inc., Class A	241	47,443
Coinbase Global, Inc., Class A (a)	108	23,955
Discover Financial Services	205	26,840
Franklin Resources, Inc.	183	4,083
Intercontinental Exchange, Inc.	383	52,363
LPL Financial Holdings, Inc.	44	12,257
Mastercard, Inc., Class A	476	210,128
Nasdaq, Inc.	226	13,600
Raymond James Financial, Inc.	166	20,523
SEI Investments Co.	47	3,023
Synchrony Financial	336	15,838
T Rowe Price Group, Inc.	143	16,479

SEE NOTES TO FINANCIAL STATEMENTS.

48	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Diversified Financial Services — continued
Tradeweb Markets, Inc., Class A	74	7,800
Visa, Inc., Class A	921	241,669

		1,023,733

Insurance — 4.6%
Aflac, Inc.	400	35,695
Allstate Corp. (The)	158	25,283
American Financial Group, Inc.	40	4,865
American International Group, Inc.	482	35,769
Aon plc, Class A	106	31,008
Arch Capital Group Ltd., (Bermuda) (a)	273	27,511
Arthur J Gallagher & Co.	118	30,658
Assurant, Inc.	38	6,357
Berkshire Hathaway, Inc., Class B (a)	758	308,520
Brown & Brown, Inc.	126	11,263
Chubb Ltd., (Switzerland)	256	65,401
Cincinnati Financial Corp.	89	10,498
Equitable Holdings, Inc.	212	8,667
Erie Indemnity Co., Class A	12	4,330
Everest Group Ltd., (Bermuda)	25	9,493
Fidelity National Financial, Inc.	154	7,588
Hartford Financial Services Group, Inc. (The)	246	24,709
Loews Corp.	135	10,117
Markel Group, Inc. (a)	8	11,975
Marsh & McLennan Cos., Inc.	270	56,795
MetLife, Inc.	450	31,583
Principal Financial Group, Inc.	228	17,924
Progressive Corp. (The)	1,343	278,875
Prudential Financial, Inc.	270	31,657
Travelers Cos., Inc. (The)	147	29,829
Willis Towers Watson plc, (United Kingdom)	55	14,512
WR Berkley Corp.	118	9,261

		1,140,143

Private Equity — 0.4%
Blackstone, Inc.	441	54,622
Carlyle Group, Inc. (The)	123	4,942
KKR & Co., Inc.	384	40,386

		99,950

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	48	4,304
CoStar Group, Inc. (a)	51	3,786

		8,090

REITS — 2.2%
Alexandria Real Estate Equities, Inc.	23	2,660
American Homes 4 Rent, Class A	32	1,176
American Tower Corp.	2,117	411,593
Annaly Capital Management, Inc.	261	4,979
AvalonBay Communities, Inc.	20	4,208

SECURITY DESCRIPTION	SHARES	VALUE($)

REITS — continued
Boston Properties, Inc.	19	1,184
Camden Property Trust	12	1,355
Crown Castle, Inc.	64	6,281
Digital Realty Trust, Inc.	46	7,018
Equinix, Inc.	14	10,621
Equity LifeStyle Properties, Inc.	9	561
Equity Residential	59	4,080
Essex Property Trust, Inc.	8	2,185
Extra Space Storage, Inc.	32	4,935
Gaming and Leisure Properties, Inc.	39	1,744
Healthpeak Properties, Inc.	113	2,223
Host Hotels & Resorts, Inc.	117	2,108
Invitation Homes, Inc.	81	2,892
Iron Mountain, Inc.	37	3,357
Kimco Realty Corp.	100	1,937
Mid-America Apartment Communities, Inc.	18	2,548
Prologis, Inc.	139	15,557
Public Storage	23	6,618
Realty Income Corp.	140	7,385
Regency Centers Corp.	14	879
SBA Communications Corp., Class A	14	2,724
Simon Property Group, Inc.	49	7,372
Sun Communities, Inc.	13	1,598
UDR, Inc.	34	1,401
Ventas, Inc.	55	2,845
VICI Properties, Inc., Class A	168	4,804
Welltower, Inc.	83	8,680
Weyerhaeuser Co.	128	3,645
WP Carey, Inc.	35	1,942

		545,095

Total Financial		3,980,784

Industrial — 6.7%
Aerospace/Defense — 0.5%
Boeing Co. (The) (a)	84	15,292
General Dynamics Corp.	39	11,183
General Electric Co.	163	25,983
HEICO Corp.	7	1,493
HEICO Corp., Class A	6	996
Howmet Aerospace, Inc.	59	4,544
L3Harris Technologies, Inc.	28	6,350
Lockheed Martin Corp.	33	15,540
Northrop Grumman Corp.	22	9,376
RTX Corp.	210	21,077
TransDigm Group, Inc.	8	9,904

		121,738

Building Materials — 0.2%
Builders FirstSource, Inc. (a)	20	2,719
Carrier Global Corp.	124	7,792
CRH plc	96	7,195
Fortune Brands Innovations, Inc.	19	1,235
Johnson Controls International plc, (Ireland)	111	7,377

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	49

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Building Materials — continued
Lennox International, Inc.	3	1,739
Martin Marietta Materials, Inc.	11	6,057
Masco Corp.	30	2,019
Owens Corning	17	2,909
Trane Technologies plc, (Ireland)	35	11,554
Vulcan Materials Co.	24	5,981

		56,577

Electrical Components & Equipment — 0.1%
AMETEK, Inc.	35	5,828
Eaton Corp. plc	62	19,560
Emerson Electric Co.	85	9,356

		34,744

Electronics — 0.5%
Allegion plc, (Ireland)	8	904
Amphenol Corp., Class A	492	33,118
Fortive Corp.	52	3,848
Garmin Ltd., (Switzerland)	20	3,200
Honeywell International, Inc.	101	21,526
Hubbell, Inc., Class B	8	3,043
Jabil, Inc.	52	5,640
Keysight Technologies, Inc. (a)	72	9,881
Mettler-Toledo International, Inc. (a)	12	17,125
TE Connectivity Ltd.	131	19,665
Trimble, Inc. (a)	98	5,464

		123,414

Engineering & Construction — 0.0% (g)
AECOM	24	2,128
EMCOR Group, Inc.	5	1,882
Jacobs Solutions, Inc.	25	3,510

		7,520

Environmental Control — 0.2%
Pentair plc, (United Kingdom)	26	2,004
Republic Services, Inc., Class A	40	7,860
Veralto Corp.	41	3,919
Waste Connections, Inc., (Canada)	45	7,945
Waste Management, Inc.	66	14,090

		35,818

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	9	2,317
Stanley Black & Decker, Inc.	25	1,974

		4,291

Machinery — Construction & Mining — 0.2%
Caterpillar, Inc.	78	25,915
GE Vernova, Inc. (a)	44	7,492
Vertiv Holdings Co., Class A	54	4,681

		38,088

SECURITY DESCRIPTION	SHARES	VALUE($)

Machinery — Diversified — 0.2%
CNH Industrial NV, (United Kingdom)	190	1,921
Deere & Co.	41	15,160
Dover Corp.	22	3,929
Graco, Inc.	15	1,211
IDEX Corp.	9	1,879
Ingersoll Rand, Inc.	66	6,031
Nordson Corp.	7	1,607
Otis Worldwide Corp.	48	4,598
Rockwell Automation, Inc.	17	4,711
Toro Co. (The)	12	1,147
Westinghouse Air Brake Technologies Corp.	33	5,156
Xylem, Inc.	38	5,187

		52,537

Miscellaneous Manufacturers — 0.2%
3M Co.	82	8,398
AO Smith Corp.	14	1,125
Axon Enterprise, Inc. (a)	10	2,938
Carlisle Cos., Inc.	8	3,065
Illinois Tool Works, Inc.	42	9,923
Parker-Hannifin Corp.	21	10,455
Teledyne Technologies, Inc. (a)	19	7,395
Textron, Inc.	30	2,574

		45,873

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	365	3,568
Ball Corp.	55	3,299
Crown Holdings, Inc.	19	1,433
Packaging Corp. of America	20	3,660
Westrock Co.	51	2,554

		14,514

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	7	1,668

Transportation — 4.5%
CH Robinson Worldwide, Inc.	22	1,948
CSX Corp.	12,841	429,527
Expeditors International of Washington, Inc.	23	2,919
FedEx Corp.	37	11,226
JB Hunt Transport Services, Inc.	14	2,316
Knight-Swift Transportation Holdings, Inc., Class A	29	1,456
Norfolk Southern Corp.	36	7,734
Old Dominion Freight Line, Inc.	28	5,017
Union Pacific Corp.	94	21,261
United Parcel Service, Inc., Class B	4,594	628,664

		1,112,068

Total Industrial		1,648,850

SEE NOTES TO FINANCIAL STATEMENTS.

50	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Technology — 31.2%
Computers — 6.3%
Accenture plc, (Ireland), Class A	96	29,129
Apple, Inc.	6,207	1,307,348
Cognizant Technology Solutions Corp., Class A	90	6,122
Crowdstrike Holdings, Inc., Class A (a)	132	50,613
Dell Technologies, Inc., Class C	112	15,401
EPAM Systems, Inc. (a)	9	1,637
Fortinet, Inc. (a)	364	21,933
Gartner, Inc. (a)	11	4,985
Hewlett Packard Enterprise Co.	573	12,137
HP, Inc.	453	15,869
International Business Machines Corp.	141	24,400
Leidos Holdings, Inc.	21	3,074
NetApp, Inc.	87	11,157
Pure Storage, Inc., Class A (a)	111	7,107
Seagate Technology Holdings plc	85	8,816
Super Micro Computer, Inc. (a)	22	18,363
Western Digital Corp. (a)	138	10,466
Zscaler, Inc. (a)	51	9,725

		1,558,282

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	19	6,019

Semiconductors — 11.3%
Advanced Micro Devices, Inc. (a)	804	130,441
Analog Devices, Inc.	249	56,746
Applied Materials, Inc.	411	97,032
Broadcom, Inc.	219	350,935
Entegris, Inc.	73	9,913
Intel Corp.	2,115	65,490
KLA Corp.	66	54,771
Lam Research Corp.	65	69,185
Lattice Semiconductor Corp. (a)	66	3,804
Marvell Technology, Inc.	429	29,988
Microchip Technology, Inc.	269	24,607
Micron Technology, Inc.	548	72,030
Monolithic Power Systems, Inc.	24	19,371
NVIDIA Corp.	12,406	1,532,659
NXP Semiconductors NV, (Netherlands)	128	34,434
ON Semiconductor Corp. (a)	212	14,526
Qorvo, Inc. (a)	45	5,203
QUALCOMM, Inc.	554	110,371
Skyworks Solutions, Inc.	83	8,863
Teradyne, Inc.	74	10,998
Texas Instruments, Inc.	451	87,807

		2,789,174

Software — 13.6%
Adobe, Inc. (a)	253	140,578

SECURITY DESCRIPTION	SHARES	VALUE($)

Software — continued
Akamai Technologies, Inc. (a)	23	2,092
ANSYS, Inc. (a)	49	15,857
AppLovin Corp., Class A (a)	102	8,475
Aspen Technology, Inc. (a)	16	3,188
Atlassian Corp., (Australia), Class A (a)	89	15,753
Autodesk, Inc. (a)	120	29,796
Bentley Systems, Inc., Class B	82	4,031
Broadridge Financial Solutions, Inc.	21	4,063
Cadence Design Systems, Inc. (a)	152	46,861
Cloudflare, Inc., Class A (a)	44	3,669
Confluent, Inc., Class A (a)	110	3,262
Datadog, Inc., Class A (a)	156	20,267
Dayforce, Inc. (a)	23	1,156
DocuSign, Inc., Class A (a)	116	6,186
Dynatrace, Inc. (a)	152	6,804
Electronic Arts, Inc.	39	5,490
Fair Isaac Corp. (a)	13	20,064
Fidelity National Information Services, Inc.	334	25,186
Fiserv, Inc. (a)	368	54,893
HubSpot, Inc. (a)	28	16,453
Intuit, Inc.	159	104,554
Jack Henry & Associates, Inc.	36	5,898
Manhattan Associates, Inc. (a)	32	7,889
Microsoft Corp.	4,218	1,885,274
MicroStrategy, Inc., Class A (a)	8	11,681
MongoDB, Inc., Class A (a)	11	2,716
MSCI, Inc., Class A	44	21,421
Oracle Corp.	3,129	441,761
Palantir Technologies, Inc., Class A (a)	1,065	26,988
Paychex, Inc.	51	6,066
Paycom Software, Inc.	8	1,160
PTC, Inc. (a)	67	12,179
ROBLOX Corp., Class A (a)	62	2,301
Roper Technologies, Inc.	61	34,654
Salesforce, Inc.	550	141,409
Samsara, Inc., Class A (a)	103	3,469
ServiceNow, Inc. (a)	116	91,252
Snowflake, Inc., Class A (a)	45	6,093
SS&C Technologies Holdings, Inc.	46	2,910
Synopsys, Inc. (a)	86	51,053
Take-Two Interactive Software, Inc. (a)	27	4,170
Twilio, Inc., Class A (a)	25	1,414
Tyler Technologies, Inc. (a)	24	11,890
UiPath, Inc., Class A (a)	230	2,919
Unity Software, Inc. (a)	145	2,363
Veeva Systems, Inc., Class A (a)	21	3,901
Workday, Inc., Class A (a)	119	26,657
Zoom Video Communications, Inc., Class A (a)	140	8,280

		3,356,446

Total Technology		7,709,921

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	51

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Utilities — 0.6%
Electric — 0.6%
AES Corp. (The)	81	1,426
Alliant Energy Corp.	18	896
Ameren Corp.	40	2,813
American Electric Power Co., Inc.	85	7,416
CenterPoint Energy, Inc.	68	2,092
CMS Energy Corp.	31	1,852
Consolidated Edison, Inc.	67	5,988
Constellation Energy Corp.	47	9,469
Dominion Energy, Inc.	127	6,219
DTE Energy Co.	35	3,891
Duke Energy Corp.	120	12,030
Edison International	52	3,706
Entergy Corp.	45	4,850
Evergy, Inc.	30	1,578
Eversource Energy	40	2,296
Exelon Corp.	162	5,618
FirstEnergy Corp.	61	2,335
NextEra Energy, Inc.	316	22,397
NRG Energy, Inc.	34	2,631
PG&E Corp.	317	5,535
PPL Corp.	82	2,280
Public Service Enterprise Group, Inc.	79	5,797
Sempra	103	7,862
Southern Co. (The)	180	13,927
Vistra Corp.	51	4,419
WEC Energy Group, Inc.	45	3,562
Xcel Energy, Inc.	82	4,372

		147,257

Gas — 0.0% (g)
Atmos Energy Corp.	18	2,078
NiSource, Inc.	24	695

		2,773

Water — 0.0% (g)
American Water Works Co., Inc.	20	2,577
Essential Utilities, Inc.	6	242

		2,819

Total Utilities		152,849

Total Common Stocks (Cost $16,610,532)		24,440,696

	PRINCIPAL AMOUNT($)
Short-Term Investments — 0.7%
Time Deposits — 0.7%
Australia & New Zealand Banking Group Ltd., 4.68%, 07/01/2024	46,003	46,003
Citibank NA, 4.68%, 07/01/2024	45,362	45,362
Royal Bank of Canada, 4.68%, 07/01/2024	25,449	25,448
Skandinaviska Enskilda Banken AB, 4.68%, 07/01/2024	20	20

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Time Deposits — continued
Sumitomo Mitsui Banking Corp., 4.68%, 07/01/2024	1	1
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 07/01/2024	42,178	42,178

Total Short-Term Investments (Cost $159,012)		159,012

Total Investments — 100.0% (Cost — $16,769,544) *		24,599,708

Other Assets in Excess of Liabilities — 0.1%		17,168

NET ASSETS — 100.0%		$24,616,876

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

52	SIX CIRCLES TRUST	JUNE 30, 2024

Futures contracts outstanding as of June 30, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

E-mini Consumer Staples Select Sector Index	13	09/2024	USD	1,016	(–	)(h)

E-mini Energy Select Sector Index	33	09/2024	USD	3,057	129

E-mini Financial Select Sector Index	130	09/2024	USD	16,428	217

E-mini Health Care Select Sector Index	45	09/2024	USD	6,678	25

E-mini Russell 2000 Index	5	09/2024	USD	512	4

E-mini Technology Select Sector Index	68	09/2024	USD	15,803	(108)

Micro E-mini NASDAQ 100 Index	268	09/2024	USD	10,672	9

NASDAQ 100 E-mini Index	9	09/2024	USD	3,583	4

S&P 500 E-mini Index	334	09/2024	USD	91,949	260

S&P Mid 400 E-mini Index	20	09/2024	USD	5,908	9

Total unrealized appreciation (depreciation)					549

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	53

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024

REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
*	— The cost of securities is substantially the same for federal income tax purposes.
USD	— United States Dollar

Summary of Investments by Industry, June 30, 2024

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet	15.4%

Software	13.6%

Semiconductors	11.3%

Pharmaceuticals	6.8%

Computers	6.3%

Banks	4.7%

Insurance	4.6%

Transportation	4.5%

Diversified Financial Services	4.2%

Healthcare — Services	4.0%

Home Builders	3.2%

Healthcare — Products	2.6%

Oil & Gas	2.5%

REITS	2.2%

Beverages	2.0%

Retail	1.7%

Chemicals	1.2%

Commercial Services	1.1%

Others (Each less than 1.0%)	7.4%

Short-Term Investments	0.7%

SEE NOTES TO FINANCIAL STATEMENTS.

54	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 98.1%
Austria — 0.3%
Erste Group Bank AG	477	22,595
OMV AG	122	5,293
Verbund AG	51	4,033
voestalpine AG	215	5,823

		37,744

Belgium — 1.8%
Ageas SA	250	11,423
Anheuser-Busch InBev SA	3,153	183,073
D’ieteren Group	4	904
Elia Group SA	23	2,105
Groupe Bruxelles Lambert NV	124	8,858
KBC Group NV	354	24,923
Lotus Bakeries NV	— (h)	846
Sofina SA	22	4,987
Syensqo SA	148	13,239
UCB SA	112	16,600
Umicore SA	421	6,336
Warehouses De Pauw CVA	33	891

		274,185

Chile — 0.2%
Antofagasta plc	875	23,247

China — 0.0% (g)
Silergy Corp.	123	1,745

Denmark — 8.4%
AP Moller — Maersk A/S, Class A	3	4,671
AP Moller — Maersk A/S, Class B	4	6,972
Carlsberg A/S, Class B	336	40,302
Coloplast A/S, Class B	24	2,912
Danske Bank A/S	975	29,069
Demant A/S (a)	20	868
DSV A/S	154	23,704
Genmab A/S (a)	99	24,815
Novo Nordisk A/S, Class B	7,153	1,023,557
Novonesis, Class B	747	45,665
Orsted A/S (a) (e)	143	7,617
Pandora A/S	93	13,947
ROCKWOOL A/S, Class B	8	3,386
Tryg A/S	546	11,928
Vestas Wind Systems A/S (a)	910	21,099

		1,260,512

Finland — 1.2%
Elisa OYJ	27	1,225
Fortum OYJ	338	4,949
Kesko OYJ, Class B	55	965
Kone OYJ, Class B	305	15,146
Metso OYJ	569	6,048
Neste OYJ	82	1,461
Nokia OYJ	1,029	3,918
Nordea Bank Abp	4,468	53,263

SECURITY DESCRIPTION	SHARES	VALUE ($)

Finland — continued
Orion OYJ, Class B	96	4,112
Sampo OYJ, Class A	710	30,621
Stora Enso OYJ, Class R	1,163	15,882
UPM-Kymmene OYJ	1,069	37,543
Wartsila OYJ Abp	454	8,799

		183,932

France — 11.8%
Accor SA	36	1,477
Aeroports de Paris SA	31	3,809
Air Liquide SA	1,156	199,565
Airbus SE	537	73,644
Alstom SA	312	5,258
Amundi SA (e)	88	5,663
Arkema SA	120	10,464
AXA SA	2,849	93,358
BioMerieux	8	805
BNP Paribas SA	1,461	93,439
Bollore SE	145	853
Bouygues SA	172	5,523
Bureau Veritas SA	286	7,949
Capgemini SE	30	5,954
Carrefour SA	109	1,551
Cie de Saint-Gobain SA	411	31,976
Cie Generale des Etablissements Michelin SCA	131	5,077
Covivio SA	9	454
Credit Agricole SA	1,500	20,484
Danone SA	124	7,617
Dassault Aviation SA	19	3,373
Dassault Systemes SE	129	4,851
Edenred SE	353	14,957
Eiffage SA	67	6,138
Engie SA	1,378	19,733
EssilorLuxottica SA	57	12,223
Eurazeo SE	64	5,124
Gecina SA	9	822
Getlink SE	276	4,566
Hermes International SCA	36	82,248
Ipsen SA	34	4,125
Kering SA	84	30,457
Klepierre SA	44	1,172
La Francaise des Jeux SAEM (e)	21	725
Legrand SA	237	23,480
L’Oreal SA	272	119,939
LVMH Moet Hennessy Louis Vuitton SE	310	238,153
Orange SA	361	3,623
Pernod Ricard SA	718	97,930
Publicis Groupe SA	44	4,687
Remy Cointreau SA	81	6,779
Renault SA	170	8,694
Rexel SA	203	5,257
Safran SA	310	65,299
Sanofi SA	1,008	97,197

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	55

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Sartorius Stedim Biotech	5	909
Schneider Electric SE	490	117,549
SEB SA	5	527
Societe Generale SA	1,021	24,010
Sodexo SA	17	1,522
Teleperformance SE	49	5,178
Thales SA	87	13,895
TotalEnergies SE	1,791	119,919
Unibail-Rodamco-Westfield	23	1,812
Veolia Environnement SA	520	15,571
Vinci SA	451	47,516
Vivendi SE	135	1,409

		1,786,289

Germany — 12.6%
adidas AG	182	43,491
Allianz SE (Registered)	614	170,613
BASF SE	1,788	86,433
Bayer AG (Registered)	870	24,520
Bayerische Motoren Werke AG	279	26,409
Bechtle AG	16	767
Beiersdorf AG	114	16,757
Brenntag SE	118	7,952
Carl Zeiss Meditec AG	8	565
Commerzbank AG	1,489	22,592
Continental AG	21	1,179
Covestro AG (a) (e)	378	22,183
CTS Eventim AG & Co. KGaA	12	982
Daimler Truck Holding AG	483	19,260
Delivery Hero SE (a) (e)	37	881
Deutsche Bank AG (Registered)	2,682	42,871
Deutsche Boerse AG	269	55,055
Deutsche Lufthansa AG (Registered)	541	3,317
Deutsche Post AG	893	36,276
Deutsche Telekom AG (Registered)	628	15,794
E.ON SE	1,701	22,350
Evonik Industries AG	513	10,468
Fresenius Medical Care AG	40	1,521
Fresenius SE & Co. KGaA (a)	81	2,433
GEA Group AG	142	5,898
Hannover Rueck SE	94	23,916
Heidelberg Materials AG	274	28,282
Henkel AG & Co. KGaA	24	1,862
Infineon Technologies AG	252	9,251
Knorr-Bremse AG	65	4,973
LEG Immobilien SE	14	1,141
Mercedes-Benz Group AG	709	49,059
Merck KGaA	114	18,919
MTU Aero Engines AG	49	12,481
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	214	107,082
Nemetschek SE	205	19,995

SECURITY DESCRIPTION	SHARES	VALUE ($)

Germany — continued
Puma SE	118	5,419
Rational AG	5	3,843
Rheinmetall AG	39	20,123
RWE AG	477	16,347
SAP SE	3,711	745,484
Scout24 SE (e)	14	1,078
Siemens AG (Registered)	686	127,591
Siemens Energy AG (a)	541	14,101
Siemens Healthineers AG (e)	54	3,109
Symrise AG, Class A	266	32,547
Talanx AG	101	8,014
Volkswagen AG	27	3,262
Vonovia SE	142	4,030
Zalando SE (a) (e)	45	1,051

		1,903,527

Hong Kong — 0.3%
Prudential plc	4,900	44,425

Ireland — 1.0%
AerCap Holdings NV	185	17,273
AIB Group plc	2,386	12,601
Bank of Ireland Group plc	1,480	15,458
DCC plc	111	7,755
Experian plc	1,026	47,679
Flutter Entertainment plc (a)	72	13,173
Kerry Group plc, Class A	32	2,563
Kingspan Group plc	141	12,001
Smurfit Kappa Group plc	524	23,365

		151,868

Italy — 2.9%
Amplifon SpA	25	901
Assicurazioni Generali SpA	1,598	39,774
Banco BPM SpA	1,818	11,700
Davide Campari-Milano NV	2,157	20,420
DiaSorin SpA	4	446
Enel SpA	6,136	42,577
Eni SpA	1,782	27,357
Ferrari NV	111	45,377
FinecoBank Banca Fineco SpA	863	12,831
Infrastrutture Wireless Italiane SpA (e)	69	723
Intesa Sanpaolo SpA	20,685	76,875
Leonardo SpA	275	6,370
Mediobanca Banca di Credito Finanziario SpA	720	10,534
Moncler SpA	247	15,158
Nexi SpA (a) (e)	837	5,105
Poste Italiane SpA (e)	715	9,098
Prysmian SpA	243	14,977
Recordati Industria Chimica e Farmaceutica SpA	94	4,886
Snam SpA	1,574	6,952
Telecom Italia SpA (a)	1,908	456

SEE NOTES TO FINANCIAL STATEMENTS.

56	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Italy — continued
Terna - Rete Elettrica Nazionale	1,082	8,340
UniCredit SpA	2,143	79,317

		440,174

Japan — 4.9%
Advantest Corp.	149	6,026
Aeon Co. Ltd.	126	2,697
AGC, Inc.	38	1,236
Aisin Corp.	28	928
Ajinomoto Co., Inc.	92	3,220
ANA Holdings, Inc.	32	584
Asahi Group Holdings Ltd.	94	3,319
Asahi Kasei Corp.	242	1,552
Asics Corp.	124	1,918
Astellas Pharma, Inc.	352	3,477
Bandai Namco Holdings, Inc.	116	2,277
Bridgestone Corp.	111	4,376
Brother Industries Ltd.	45	797
Canon, Inc.	194	5,263
Capcom Co. Ltd.	66	1,252
Central Japan Railway Co.	151	3,265
Chiba Bank Ltd. (The)	102	918
Chubu Electric Power Co., Inc.	124	1,466
Chugai Pharmaceutical Co. Ltd.	131	4,650
Concordia Financial Group Ltd.	203	1,205
Dai Nippon Printing Co. Ltd.	40	1,353
Daifuku Co. Ltd.	58	1,091
Dai-ichi Life Holdings, Inc.	176	4,711
Daiichi Sankyo Co. Ltd.	358	12,452
Daikin Industries Ltd.	51	7,114
Daito Trust Construction Co. Ltd.	12	1,190
Daiwa House Industry Co. Ltd.	108	2,750
Daiwa Securities Group, Inc.	257	1,973
Denso Corp.	367	5,724
Dentsu Group, Inc.	39	982
Disco Corp.	18	6,780
East Japan Railway Co.	175	2,910
Eisai Co. Ltd.	49	2,017
ENEOS Holdings, Inc.	555	2,861
FANUC Corp.	185	5,079
Fast Retailing Co. Ltd.	34	8,575
Fuji Electric Co. Ltd.	25	1,417
FUJIFILM Holdings Corp.	217	5,097
Fujitsu Ltd.	342	5,356
Hamamatsu Photonics KK	27	723
Hankyu Hanshin Holdings, Inc.	44	1,166
Hikari Tsushin, Inc.	4	712
Hitachi Construction Machinery Co. Ltd.	20	536
Hitachi Ltd.	898	20,220
Honda Motor Co. Ltd.	869	9,346
Hoshizaki Corp.	21	674
Hoya Corp.	68	7,952
Hulic Co. Ltd.	75	663

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan — continued
Ibiden Co. Ltd.	22	901
Idemitsu Kosan Co. Ltd.	184	1,193
Inpex Corp.	183	2,693
Isuzu Motors Ltd.	114	1,510
ITOCHU Corp.	230	11,321
Japan Airlines Co. Ltd.	27	423
Japan Exchange Group, Inc.	96	2,261
Japan Post Bank Co. Ltd.	279	2,647
Japan Post Holdings Co. Ltd.	402	3,991
Japan Post Insurance Co. Ltd.	37	720
Japan Real Estate Investment Corp.	— (h)	768
Japan Tobacco, Inc.	233	6,296
JFE Holdings, Inc.	111	1,606
Kajima Corp.	83	1,433
Kansai Electric Power Co., Inc. (The)	136	2,277
KAO Corp.	90	3,636
Kawasaki Kisen Kaisha Ltd.	75	1,089
KDDI Corp.	290	7,683
Keisei Electric Railway Co. Ltd.	26	850
Keyence Corp.	38	16,500
Kikkoman Corp.	132	1,536
Kintetsu Group Holdings Co. Ltd.	35	759
Kirin Holdings Co. Ltd.	150	1,934
Kobe Bussan Co. Ltd.	29	648
Koito Manufacturing Co. Ltd.	39	536
Komatsu Ltd.	180	5,243
Konami Group Corp.	19	1,395
Kubota Corp.	193	2,708
Kyocera Corp.	247	2,852
Kyowa Kirin Co. Ltd.	53	900
Lasertec Corp.	16	3,502
LY Corp.	521	1,258
M3, Inc.	87	831
Makita Corp.	43	1,175
Marubeni Corp.	277	5,127
MatsukiyoCocokara & Co.	66	946
Mazda Motor Corp.	109	1,049
McDonald’s Holdings Co. Japan Ltd.	17	667
MEIJI Holdings Co. Ltd.	46	986
MINEBEA MITSUMI, Inc.	71	1,465
Mitsubishi Chemical Group Corp.	261	1,455
Mitsubishi Corp.	648	12,732
Mitsubishi Electric Corp.	375	6,003
Mitsubishi Estate Co. Ltd.	219	3,451
Mitsubishi HC Capital, Inc.	156	1,035
Mitsubishi Heavy Industries Ltd.	621	6,684
Mitsubishi UFJ Financial Group, Inc.	2,151	23,215
Mitsui & Co. Ltd.	498	11,367
Mitsui Chemicals, Inc.	33	914
Mitsui Fudosan Co. Ltd.	518	4,771

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	57

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Mitsui OSK Lines Ltd.	66	1,993
Mizuho Financial Group, Inc.	467	9,835
MonotaRO Co. Ltd.	50	582
MS&AD Insurance Group Holdings, Inc.	250	5,577
Murata Manufacturing Co. Ltd.	334	6,915
NEC Corp.	47	3,900
Nexon Co. Ltd.	65	1,217
Nidec Corp.	80	3,618
Nintendo Co. Ltd.	201	10,750
Nippon Building Fund, Inc.	— (h)	1,028
NIPPON EXPRESS HOLDINGS, Inc.	14	648
Nippon Paint Holdings Co. Ltd.	186	1,214
Nippon Prologis REIT, Inc.	— (h)	685
Nippon Sanso Holdings Corp.	33	992
Nippon Steel Corp.	167	3,530
Nippon Telegraph & Telephone Corp.	5,796	5,480
Nippon Yusen KK	89	2,585
Nissan Chemical Corp.	24	750
Nissan Motor Co. Ltd.	458	1,555
Nissin Foods Holdings Co. Ltd.	39	997
Nitori Holdings Co. Ltd.	16	1,662
Nitto Denko Corp.	28	2,197
Nomura Holdings, Inc.	585	3,381
Nomura Real Estate Holdings, Inc.	20	514
Nomura Real Estate Master Fund, Inc.	1	675
Nomura Research Institute Ltd.	73	2,063
NTT Data Group Corp.	122	1,796
Obayashi Corp.	124	1,484
Obic Co. Ltd.	13	1,613
Olympus Corp.	222	3,590
Omron Corp.	34	1,191
Ono Pharmaceutical Co. Ltd.	72	985
Oracle Corp. Japan	8	524
Oriental Land Co. Ltd.	212	5,910
ORIX Corp.	224	4,956
Osaka Gas Co. Ltd.	72	1,582
Otsuka Corp.	45	860
Otsuka Holdings Co. Ltd.	81	3,405
Pan Pacific International Holdings Corp.	74	1,726
Panasonic Holdings Corp.	449	3,693
Rakuten Group, Inc.	293	1,516
Recruit Holdings Co. Ltd.	288	15,480
Renesas Electronics Corp.	290	5,502
Resona Holdings, Inc.	409	2,719
Ricoh Co. Ltd.	106	908
Rohm Co. Ltd.	63	835
SBI Holdings, Inc.	52	1,327
SCREEN Holdings Co. Ltd.	16	1,441
SCSK Corp.	31	618

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan — continued
Secom Co. Ltd.	41	2,399
Seiko Epson Corp.	55	865
Sekisui Chemical Co. Ltd.	75	1,034
Sekisui House Ltd.	116	2,574
Seven & i Holdings Co. Ltd.	433	5,289
SG Holdings Co. Ltd.	62	570
Shimadzu Corp.	46	1,160
Shimano, Inc.	15	2,272
Shin-Etsu Chemical Co. Ltd.	349	13,570
Shionogi & Co. Ltd.	49	1,893
Shiseido Co. Ltd.	78	2,209
Shizuoka Financial Group, Inc.	88	846
SMC Corp.	11	5,289
SoftBank Corp.	553	6,761
SoftBank Group Corp.	199	12,819
Sompo Holdings, Inc.	172	3,685
Sony Group Corp.	242	20,615
Subaru Corp.	116	2,471
SUMCO Corp.	67	975
Sumitomo Corp.	202	5,070
Sumitomo Electric Industries Ltd.	138	2,153
Sumitomo Metal Mining Co. Ltd.	48	1,449
Sumitomo Mitsui Financial Group, Inc.	243	16,278
Sumitomo Mitsui Trust Holdings, Inc.	127	2,907
Sumitomo Realty & Development Co. Ltd.	55	1,635
Suntory Beverage & Food Ltd.	27	959
Suzuki Motor Corp.	306	3,531
Sysmex Corp.	98	1,587
T&D Holdings, Inc.	95	1,659
Taisei Corp.	33	1,217
Takeda Pharmaceutical Co. Ltd.	307	7,953
TDK Corp.	76	4,643
Terumo Corp.	261	4,324
TIS, Inc.	43	826
Toho Co. Ltd.	22	644
Tokio Marine Holdings, Inc.	364	13,679
Tokyo Electric Power Co. Holdings, Inc. (a)	297	1,597
Tokyo Electron Ltd.	91	20,007
Tokyo Gas Co. Ltd.	70	1,509
Tokyu Corp.	96	1,063
TOPPAN Holdings, Inc.	44	1,215
Toray Industries, Inc.	271	1,287
TOTO Ltd.	27	634
Toyota Industries Corp.	28	2,416
Toyota Motor Corp.	2,054	42,151
Toyota Tsusho Corp.	123	2,398
Trend Micro, Inc.	26	1,039
Unicharm Corp.	78	2,497
West Japan Railway Co.	85	1,579
Yakult Honsha Co. Ltd.	49	880

SEE NOTES TO FINANCIAL STATEMENTS.

58	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Yamaha Motor Co. Ltd.	172	1,599
Yamato Holdings Co. Ltd.	50	554
Yaskawa Electric Corp.	46	1,666
Yokogawa Electric Corp.	44	1,073
Zensho Holdings Co. Ltd.	19	709
ZOZO, Inc.	26	655

		731,134

Jordan — 0.0% (g)
Hikma Pharmaceuticals plc	182	4,344

Luxembourg — 0.2%
ArcelorMittal SA	940	21,542
Eurofins Scientific SE	26	1,297
Tenaris SA	92	1,410

		24,249

Netherlands — 10.4%
ABN AMRO Bank NV, CVA (e)	613	10,075
Adyen NV (a) (e)	31	36,561
Aegon Ltd.	2,139	13,226
Akzo Nobel NV	342	20,842
Argenx SE (a)	11	4,946
ASM International NV	108	82,278
ASML Holding NV	946	964,199
ASR Nederland NV	248	11,808
BE Semiconductor Industries NV	186	31,069
Euronext NV (e)	114	10,606
EXOR NV	140	14,675
Ferrovial SE	471	18,308
Heineken Holding NV	455	35,842
Heineken NV	1,010	97,760
IMCD NV	51	7,054
ING Groep NV	4,676	80,345
JDE Peet’s NV	22	446
Koninklijke Ahold Delhaize NV	183	5,398
Koninklijke KPN NV	755	2,895
Koninklijke Philips NV	155	3,903
NN Group NV	424	19,720
OCI NV	213	5,191
Prosus NV (a)	275	9,766
QIAGEN NV (a)	43	1,759
Randstad NV	98	4,452
Stellantis NV	1,954	38,621
Universal Music Group NV	160	4,774
Wolters Kluwer NV	224	37,008

		1,573,527

Norway — 0.6%
Aker BP ASA	63	1,599
DNB Bank ASA	1,201	23,565
Equinor ASA	751	21,525
Gjensidige Forsikring ASA	315	5,629
Kongsberg Gruppen ASA	80	6,550
Mowi ASA	89	1,472

SECURITY DESCRIPTION	SHARES	VALUE ($)

Norway — continued
Norsk Hydro ASA	2,658	16,573
Orkla ASA	141	1,146
Salmar ASA	13	693
Telenor ASA	120	1,370
Yara International ASA	330	9,509

		89,631

Poland — 0.0% (g)
InPost SA (a)	178	3,140

Portugal — 0.1%
EDP - Energias de Portugal SA	2,390	8,962
Galp Energia SGPS SA	388	8,186
Jeronimo Martins SGPS SA	53	1,039

		18,187

Spain — 2.4%
Acciona SA	19	2,206
ACS Actividades de Construccion y Servicios SA	188	8,114
Aena SME SA (e)	68	13,847
Amadeus IT Group SA	88	5,833
Banco Bilbao Vizcaya Argentaria SA	8,262	82,933
Banco de Sabadell SA	7,689	14,844
Banco Santander SA	22,405	104,247
CaixaBank SA	5,304	28,169
Cellnex Telecom SA (e)	95	3,077
EDP Renovaveis SA	237	3,309
Endesa SA	249	4,686
Grifols SA (a)	59	499
Iberdrola SA	4,397	57,053
Industria de Diseno Textil SA	211	10,489
Redeia Corp. SA	224	3,918
Repsol SA	1,013	16,062
Telefonica SA	901	3,818

		363,104

Sweden — 3.2%
Alfa Laval AB	261	11,429
Assa Abloy AB, Class B	903	25,574
Atlas Copco AB, Class A	2,423	45,495
Atlas Copco AB, Class B	1,408	22,734
Beijer Ref AB, Class B	329	5,074
Boliden AB	548	17,625
Epiroc AB, Class A	592	11,858
Epiroc AB, Class B	353	6,473
EQT AB	528	15,470
Essity AB, Class B	118	3,010
Evolution AB (e)	35	3,672
Fastighets AB Balder, Class B (a)	131	901
Getinge AB, Class B	46	779
H & M Hennes & Mauritz AB, Class B	112	1,769
Hexagon AB, Class B	401	4,545

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	59

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Sweden — continued
Holmen AB, Class B	153	6,035
Husqvarna AB, Class B	317	2,536
Industrivarden AB, Class A	181	6,158
Industrivarden AB, Class C	227	7,671
Indutrade AB	244	6,278
Investment AB Latour, Class B	137	3,704
Investor AB, Class B	2,446	67,024
L E Lundbergforetagen AB, Class B	108	5,344
Lifco AB, Class B	207	5,691
Nibe Industrier AB, Class B	1,348	5,686
Saab AB, Class B	296	7,103
Sagax AB, Class B	42	1,076
Sandvik AB	961	19,304
Securitas AB, Class B	451	4,469
Skandinaviska Enskilda Banken AB, Class A	2,250	33,265
Skanska AB, Class B	304	5,492
SKF AB, Class B	308	6,197
Svenska Cellulosa AB SCA, Class B	1,212	17,838
Svenska Handelsbanken AB, Class A	2,061	19,698
Swedbank AB, Class A	1,200	24,716
Swedish Orphan Biovitrum AB (a)	39	1,044
Tele2 AB, Class B	100	1,010
Telefonaktiebolaget LM Ericsson, Class B	540	3,350
Telia Co. AB	445	1,194
Trelleborg AB, Class B	193	7,509
Volvo AB, Class A	171	4,461
Volvo AB, Class B	1,443	37,074
Volvo Car AB, Class B (a)	663	2,049

		489,384

Switzerland — 15.0%
ABB Ltd. (Registered)	1,443	80,002
Adecco Group AG (Registered)	152	5,047
Alcon, Inc.	96	8,557
Avolta AG (a)	18	683
Bachem Holding AG, Class B	7	618
Baloise Holding AG (Registered)	72	12,626
Banque Cantonale Vaudoise (Registered)	43	4,547
Barry Callebaut AG (Registered)	8	12,616
BKW AG	16	2,627
Chocoladefabriken Lindt & Spruengli AG	2	24,600
Chocoladefabriken Lindt & Spruengli AG (Registered)	— (h)	27,320
Cie Financiere Richemont SA, Class A (Registered)	605	94,555
Clariant AG (Registered) (a)	432	6,812

SECURITY DESCRIPTION	SHARES	VALUE ($)

Switzerland — continued
Coca-Cola HBC AG (a)	817	27,798
DSM-Firmenich AG	372	41,942
EMS-Chemie Holding AG (Registered)	14	11,488
Geberit AG (Registered)	30	17,670
Givaudan SA (Registered)	18	87,609
Glencore plc	23,004	130,900
Helvetia Holding AG (Registered)	58	7,822
Holcim AG (a)	1,045	92,340
Julius Baer Group Ltd.	291	16,284
Kuehne + Nagel International AG (Registered)	44	12,566
Logitech International SA (Registered)	30	2,915
Lonza Group AG (Registered)	14	7,819
Nestle SA (Registered)	5,832	595,307
Novartis AG (Registered)	1,746	185,946
Partners Group Holding AG	32	41,165
Roche Holding AG	651	181,053
Sandoz Group AG	362	13,136
Schindler Holding AG	37	9,327
Schindler Holding AG (Registered)	21	5,136
SGS SA (Registered)	135	12,040
SIG Group AG (a)	611	11,229
Sika AG (Registered)	305	87,173
Sonova Holding AG (Registered)	10	3,007
STMicroelectronics NV	132	5,168
Straumann Holding AG (Registered)	21	2,646
Swatch Group AG (The)	32	6,631
Swatch Group AG (The) (Registered)	59	2,418
Swiss Life Holding AG (Registered)	46	33,944
Swiss Prime Site AG (Registered)	15	1,388
Swiss Re AG	473	58,693
Swisscom AG (Registered)	5	2,808
Temenos AG (Registered)	13	885
UBS Group AG (Registered)	4,655	136,729
VAT Group AG (e)	24	13,768
Zurich Insurance Group AG	230	122,359

		2,269,719

Taiwan — 2.2%
Alchip Technologies Ltd.	30	2,282
ASE Technology Holding Co. Ltd. (a)	1,249	6,470
eMemory Technology, Inc. (a)	24	1,885
Global Unichip Corp.	33	1,627
Globalwafers Co. Ltd.	100	1,656
MediaTek, Inc.	578	24,894
Nanya Technology Corp. (a)	471	1,010
Novatek Microelectronics Corp.	220	4,103

SEE NOTES TO FINANCIAL STATEMENTS.

60	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Taiwan — continued
Realtek Semiconductor Corp.	185	3,104
Taiwan Semiconductor Manufacturing Co. Ltd.	9,373	277,700
United Microelectronics Corp. (a)	4,308	7,451
Vanguard International Semiconductor Corp.	341	1,358
Winbond Electronics Corp.	1,186	938

		334,478

United Arab Emirates — 0.0%
NMC Health plc (a) (bb) (cc)	116	—

United Kingdom — 18.6%
3i Group plc	1,585	61,086
Admiral Group plc	467	15,431
Anglo American plc	2,819	89,072
Ashtead Group plc	489	32,579
Associated British Foods plc	140	4,361
AstraZeneca plc	1,706	265,585
Auto Trader Group plc (e)	368	3,702
Aviva plc	4,819	29,029
BAE Systems plc	3,395	56,552
Barclays plc	24,491	64,715
Barratt Developments plc	398	2,362
Berkeley Group Holdings plc	44	2,543
BP plc	17,638	106,195
British American Tobacco plc	822	25,257
BT Group plc, Class A	2,640	4,681
Bunzl plc	376	14,280
Burberry Group plc	480	5,335
Centrica plc	2,181	3,717
Coca-Cola Europacific Partners plc	725	52,837
Compass Group plc	697	18,985
Croda International plc	294	14,641
Diageo plc	8,287	260,149
Endeavour Mining plc	408	8,676
Entain plc	261	2,068
GSK plc	4,563	87,768
Haleon plc	9,230	37,553
Halma plc	155	5,286
Hargreaves Lansdown plc	579	8,256
HSBC Holdings plc	30,770	265,606
Imperial Brands plc	335	8,572
Informa plc	555	5,994
InterContinental Hotels Group plc	67	6,996
Intertek Group plc	180	10,891
J Sainsbury plc	680	2,190
JD Sports Fashion plc	1,061	1,594
Kingfisher plc	764	2,396
Land Securities Group plc	289	2,259
Legal & General Group plc	10,657	30,518
Lloyds Banking Group plc	103,341	71,276

SECURITY DESCRIPTION	SHARES	VALUE ($)

United Kingdom — continued
London Stock Exchange Group plc	743	88,051
M&G plc	3,682	9,465
Melrose Industries plc	1,470	10,238
Mondi plc	979	18,795
National Grid plc	1,960	21,890
NatWest Group plc	10,663	41,951
Next plc	49	5,625
Pearson plc	249	3,106
Persimmon plc	130	2,214
Phoenix Group Holdings plc	1,258	8,283
Reckitt Benckiser Group plc	290	15,682
RELX plc	2,099	96,167
Rentokil Initial plc	2,816	16,351
Rio Tinto plc	2,500	164,077
Rolls-Royce Holdings plc (a)	9,412	54,053
Sage Group plc (The)	410	5,623
Schroders plc	1,314	6,015
Segro plc	519	5,876
Severn Trent plc	110	3,310
Shell plc	6,711	240,702
Smith & Nephew plc	357	4,422
Smiths Group plc	385	8,279
Spirax-Sarco Engineering plc	82	8,755
SSE plc	447	10,088
Standard Chartered plc	3,597	32,478
Taylor Wimpey plc	1,445	2,587
Tesco plc	2,896	11,186
Unilever plc	3,377	185,354
United Utilities Group plc	279	3,461
Vodafone Group plc	9,449	8,361
Whitbread plc	76	2,834
Wise plc, Class A (a)	1,001	8,588
WPP plc	440	4,031

		2,798,891

Total Common Stocks
(Cost $12,002,161)		14,807,436

Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	54	4,798
Dr Ing hc F Porsche AG (e)	100	7,464
Henkel AG & Co. KGaA	30	2,666
Porsche Automobil Holding SE	135	6,108
Sartorius AG	5	1,165
Volkswagen AG	180	20,329

Total Preferred Stocks (Cost $47,441)		42,530

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	61

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	NUMBER OF RIGHTS		VALUE ($)
Right — 0.0% (g)
Italy — 0.0% (g)
Amplifon SpA, expiring 08/10/2024 (a) (bb) (cc) (Cost $0)		25	— (h)

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.9%
Time Deposits — 0.9%
Australia & New Zealand Banking Group Ltd., 4.68%, 07/01/2024		2,557	2,557
Brown Brothers Harriman, 2.25%, 07/01/2024	DKK	23,630	3,393
3.13%, 07/01/2024	NOK	13,341	1,250
Citibank NA, 2.59%, 07/01/2024	EUR	59,720	63,957
4.68%, 07/01/2024		7,898	7,898
Royal Bank of Canada, 4.15%, 07/01/2024	GBP	18,072	22,844
4.68%, 07/01/2024		7,918	7,918

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
Skandinaviska Enskilda Banken AB, 0.32%, 07/01/2024	CHF	8,367	9,313
2.51%, 07/01/2024	SEK	17,624	1,663
4.68%, 07/01/2024		937	937
Sumitomo Mitsui Banking Corp.,
(0.14%), 07/01/2024	JPY	1,256,198	7,808
4.68%, 07/01/2024		2,945	2,945
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 07/01/2024		2,022	2,022

Total Short-Term Investments (Cost $134,505)			134,505

Total Investments — 99.3% (Cost - $12,184,107) *			14,984,471

Other Assets in Excess of Liabilities — 0.7%			105,997

NET ASSETS — 100.0%			$15,090,468

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

Euro STOXX 50 Index	1,243	09/2024	EUR	65,403	171

FTSE 100 Index	395	09/2024	GBP	40,979	25

OMX Copenhagen 25 Index	54	07/2024	DKK	1,532	(13)

SGX FTSE Taiwan Index	11	07/2024	USD	846	3

STOXX 600 Insurance Index	33	09/2024	EUR	656	9

STOXX Europe 600 Index	351	09/2024	EUR	9,703	(39)

TOPIX Index	55	09/2024	JPY	9,481	127

Total unrealized appreciation (depreciation)					283

SEE NOTES TO FINANCIAL STATEMENTS.

62	SIX CIRCLES TRUST	JUNE 30, 2024

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024
CVA	— Dutch Certification
OYJ	— Public Limited Company
REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	— The cost of securities is substantially the same for federal income tax purposes.
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

Summary of Investments by Industry, June 30, 2024

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	13.1%

Banks	11.0%

Semiconductors	9.8%

Insurance	6.4%

Beverages	5.5%

Software	5.2%

Food	4.8%

Chemicals	4.4%

Oil & Gas	3.8%

Mining	3.0%

Apparel	2.7%

Cosmetics/Personal Care	2.5%

Commercial Services	2.4%

Aerospace/Defense	2.2%

Auto Manufacturers	2.2%

Building Materials	2.1%

Electric	1.6%

Diversified Financial Services	1.5%

Retail	1.2%

Miscellaneous Manufacturers	1.1%

Machinery — Diversified	1.0%

Others (Each less than 1.0%)	11.6%

Short-Term Investments	0.9%

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	63

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — 106.3%
Asset-Backed Securities — 0.6%
Anchorage Capital CLO 28 Ltd., (Cayman Islands), Series 2024-28A, Class A, (CME Term SOFR 3 Month + 1.70%), 6.98%, 04/20/2037 (aa) (e)		2,000	2,007
Apex Credit CLO 2024-I Ltd., (Bermuda), Series 2024-1A, Class A1, (CME Term SOFR 3 Month + 1.80%), 7.12%, 04/20/2036 (aa) (e)		1,000	1,001
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (CME Term SOFR 3 Month + 1.31%), 6.64%, 01/15/2032 (aa) (e)		3,113	3,115
Atlas Senior Loan Fund Ltd., (Cayman Islands), Series 2017-8A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.74%, 01/16/2030 (aa) (e)		1,302	1,304
Benefit Street Partners CLO XVII Ltd., (Cayman Islands), Series 2019-17A, Class AR, (CME Term SOFR 3 Month + 1.34%), 6.67%, 07/15/2032 (aa) (e)		4,300	4,305
BlueMountain CLO 2016-3 Ltd., (Cayman Islands), Series 2016-3A, Class A1R2, (CME Term SOFR 3 Month + 1.20%), 6.52%, 11/15/2030 (aa) (e)		926	928
CARLYLE US CLO Ltd., (Cayman Islands),
Series 2017-1A, Class A1R, (CME Term SOFR 3 Month + 1.26%), 6.59%, 04/20/2031 (aa) (e)		1,204	1,205
Series 2018-2A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 6.48%, 10/15/2031 (aa) (e)		3,523	3,531
CIFC Funding Ltd., (Cayman Islands), Series 2017-4A, Class A1R, (CME Term SOFR 3 Month + 1.21%), 6.53%, 10/24/2030 (aa) (e)		2,028	2,031
Crestline Denali CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (CME Term SOFR 3 Month + 1.29%), 6.62%, 04/20/2030 (aa) (e)		2,382	2,383
Diameter Capital CLO 6 Ltd., (Cayman Islands), Series 2024-6A, Class A1, (CME Term SOFR 3 Month + 1.61%), 6.94%, 04/15/2037 (aa) (e)		2,700	2,710
Dryden 27 R Euro CLO 2017 DAC, (Ireland), Series 2017-27A, Class AR, (ICE LIBOR EUR 3 Month + 0.66%), 4.35%, 04/15/2033 (e) (aa)	EUR	7,493	8,009
Dryden Senior Loan Fund, (Cayman Islands), Series 2014-36A, Class AR3, (CME Term SOFR 3 Month + 1.28%), 6.61%, 04/15/2029 (aa) (e)		3,369	3,370
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70%, 07/16/2029		1,046	1,050

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE ($)

Asset-Backed Securities — continued
Generate CLO 3 Ltd., (Cayman Islands), Series 3A, Class A2R, (CME Term SOFR 3 Month + 1.83%), 7.15%, 10/20/2036 (aa) (e)	2,400	2,405
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class A3, 4.66%, 02/16/2028	1,850	1,834
Series 2023-1, Class A4, 4.59%, 07/17/2028	230	227
Series 2024-2, Class A3, 5.10%, 03/16/2029	1,175	1,175
Series 2024-2, Class B, 5.28%, 10/16/2029	850	850
Goldentree Loan Management US CLO 4 Ltd., (Cayman Islands), Series 2019-4A, Class ARR, (CME Term SOFR 3 Month + 1.15%), 6.47%, 04/24/2031 (aa) (e)	2,200	2,200
KKR CLO 28 Ltd., (Cayman Islands), Series 28A, Class AR, (CME Term SOFR 3 Month + 1.44%), 6.76%, 02/09/2035 (aa) (e)	1,100	1,097
KKR CLO Trust, (Cayman Islands), Series 39A, Class A, (CME Term SOFR 3 Month + 1.45%), 6.78%, 10/15/2034 (aa) (e)	600	600
Madison Park Funding XXIX Ltd., (Cayman Islands), Series 2018-29A, Class AR, (CME Term SOFR 3 Month + 1.18%), 6.51%, 10/18/2030 (aa) (e)	1,469	1,470
Marathon CLO 14 Ltd., (Cayman Islands), Series 2019-2A, Class A1AR, (CME Term SOFR 3 Month + 1.38%), 6.70%, 01/20/2033 (aa) (e)	1,400	1,402
Marble Point CLO X Ltd., (Cayman Islands), Series 2017-1A, Class AR, (CME Term SOFR 3 Month + 1.30%), 6.63%, 10/15/2030 (aa) (e)	660	661
Mountain View CLO 2017-1 LLC, (Cayman Islands),
Series 2017-1A, Class AR, (CME Term SOFR 3 Month + 1.35%), 6.68%, 10/16/2029 (aa) (e)	400	400
Series 2017-2A, Class AR, (CME Term SOFR 3 Month + 1.30%), 6.63%, 01/16/2031 (aa) (e)	2,001	2,000
OCP CLO 2017-14 Ltd., (Cayman Islands), Series 2017-14A, Class A1A, (CME Term SOFR 3 Month + 1.41%), 6.74%, 11/20/2030 (aa) (e)	2,880	2,883
Octagon Investment Partners 39 Ltd., (Cayman Islands), Series 2018-3A, Class AR, (CME Term SOFR 3 Month + 1.15%), 6.47%, 10/20/2030 (aa) (e)	3,671	3,675

SEE NOTES TO FINANCIAL STATEMENTS.

64	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Asset-Backed Securities — continued
Palmer Square CLO 2022-1 Ltd., (Cayman Islands), Series 2022-1A, Class A, (CME Term SOFR 3 Month + 1.32%), 6.64%, 04/20/2035 (aa) (e)	600	601
Regatta XIX Funding Ltd., (Cayman Islands), Series 2022-1A, Class A1, (CME Term SOFR 3 Month + 1.32%), 6.64%, 04/20/2035 (aa) (e)	1,000	1,001
Sound Point CLO XXIII, (Cayman Islands), Series 2019-2A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.76%, 07/15/2034 (aa) (e)	500	500
Sycamore Tree CLO 2023-2 Ltd., (Cayman Islands), Series 2023-2A, Class AR, (CME Term SOFR 3 Month + 1.68%), 7.00%, 01/20/2037 (aa) (e)	1,600	1,606
Symphony CLO XXIV Ltd., (Cayman Islands), Series 2020-24A, Class AR, (CME Term SOFR 3 Month + 1.20%), 6.53%, 01/23/2032 (aa) (e)	949	952
TCW CLO 2024-1 Ltd., (Cayman Islands), Series 2024-1A, Class A1, (CME Term SOFR 3 Month + 1.60%), 6.93%, 01/16/2037 (aa) (e)	700	702
Venture 33 CLO Ltd., (Cayman Islands), Series 2018-33A, Class A1LR, (CME Term SOFR 3 Month + 1.32%), 6.65%, 07/15/2031 (aa) (e)	649	649
Voya CLO 2017-1 Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (CME Term SOFR 3 Month + 1.21%), 6.53%, 04/17/2030 (aa) (e)	2,276	2,278
Wellfleet CLO 2015-1 Ltd., (Cayman Islands), Series 2015-1A, Class AR4, (CME Term SOFR 3 Month + 1.15%), 6.48%, 07/20/2029 (aa) (e)	18	18
Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/2028 (e)	325	330

Total Asset-Backed Securities (Cost $69,482)		68,465

Collateralized Mortgage Obligations — 2.3%
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (e) (z)	5,570	4,419
Series 2021-INV3, Class A11, (United States 30 Day Average SOFR + 0.85%), 5.00%, 05/25/2051 (aa) (e)	405	374
FHLMC REMICS,
Series 3404, Class SA, IF, IO, (5.89%—United States 30 Day Average SOFR), 0.55%, 01/15/2038 (aa)	978	77

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Collateralized Mortgage Obligations — continued
Series 3680, Class SA, IF, IO, (4.89%—United States 30 Day Average SOFR), 0.00%, 06/15/2040 (aa)	2,042	90
Series 4023, Class S, IF, IO, (6.14%—United States 30 Day Average SOFR), 0.80%, 03/15/2042 (aa)	986	76
Series 4056, Class GS, IF, IO, (6.54%—United States 30 Day Average SOFR), 1.20%, 12/15/2041 (aa)	436	32
Series 4134, Class PI, IO, 3.00%, 11/15/2042	417	44
Series 4147, Class JI, IO, 3.50%, 12/15/2032	3,813	304
Series 4165, Class TI, IO, 3.00%, 12/15/2042	419	26
Series 4479, Class AI, IO, 3.50%, 09/15/2025	1,223	17
Series 4598, Class IK, IO, 3.50%, 03/15/2046	564	95
Series 4710, Class EI, IO, 3.50%, 11/15/2031	2,594	167
Series 4751, Class EF, (United States 30 Day Average SOFR + 0.36%), 5.70%, 05/15/2041 (aa)	2,328	2,244
Series 4764, Class WF, (United States 30 Day Average SOFR + 0.41%), 5.75%, 02/15/2048 (aa)	4,404	4,272
Series 4790, Class F, (United States 30 Day Average SOFR + 0.30%), 5.64%, 10/15/2043 (aa)	1,661	1,619
Series 4825, Class SE, IF, IO, (6.09%—United States 30 Day Average SOFR), 0.75%, 09/15/2048 (aa)	3,689	411
Series 4830, Class IL, IO, 4.50%, 04/15/2048	1,596	315
Series 4888, Class IB, IO, 4.00%, 03/15/2047	303	51
Series 4930, Class IP, IO, 3.50%, 09/25/2048	4,777	630
Series 4990, Class MI, IO, 4.00%, 07/25/2050	3,966	879
Series 5003, Class AS, IF, IO, (5.99%—United States 30 Day Average SOFR), 0.65%, 08/25/2050 (aa)	6,782	834
Series 5013, Class IQ, IO, 3.50%, 09/25/2050	4,730	805
Series 5016, Class PI, IO, 3.00%, 09/25/2050	10,345	1,617
Series 5023, Class BI, IO, 2.00%, 10/25/2050	20,810	2,733
Series 5034, Class MI, IO, 2.00%, 11/25/2050	1,886	245
Series 5034, Class YI, IO, 4.00%, 11/25/2050	2,569	509

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	65

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Series 5045, Class DI, IO, 2.50%, 11/25/2050	2,653	387
Series 5047, Class CI, IO, 2.00%, 12/25/2050	1,655	202
Series 5056, Class PI, IO, 2.50%, 12/25/2050	7,975	989
Series 5062, Class EI, IO, 2.00%, 01/25/2051	3,552	440
Series 5065, Class IG, IO, 3.00%, 01/25/2051	3,139	530
Series 5069, Class DI, IO, 3.50%, 02/25/2041	1,195	172
Series 5069, Class LI, IO, 2.50%, 02/25/2051	13,934	1,988
Series 5071, Class IN, IO, 4.00%, 08/25/2050	5,157	1,112
Series 5081, Class EI, IO, 2.50%, 03/25/2051	19,377	2,711
Series 5087, Class IL, IO, 3.00%, 03/25/2051	1,871	317
Series 5109, Class IE, IO, 2.50%, 05/25/2051	972	129
Series 5124, Class LI, IO, 4.50%, 07/25/2051	10,456	2,327
Series 5157, Class IA, IO, 3.00%, 10/25/2051	46,841	7,327
Series 5202, Class UI, IO, 3.50%, 01/25/2052	3,951	677
Series 5210, Class AI, IO, 3.50%, 01/25/2042	3,855	487
Series 5227, Class EI, IO, 4.00%, 04/25/2050	4,016	389
Series 5383, Class AF, (United States 30 Day Average SOFR + 1.00%), 6.31%, 08/15/2048 (aa)	920	924
FHLMC STRIPs,
Series 365, Class C2, IO, 4.00%, 06/15/2049	3,595	656
Series 399, Class C29, IO, 2.00%, 06/25/2052	9,675	1,265
Series 399, Class C30, IO, 2.00%, 06/25/2051	74,892	9,608
FNMA Interest STRIP,
Series 379, Class S56, IF, IO, (7.79%—United States 30 Day Average SOFR), 2.45%, 05/25/2037 (aa)	334	43
Series 405, Class 1, PO, Zero Coupon, 10/25/2040	272	209
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	127	28
Series 413, Class C32, IO, 4.00%, 01/25/2039	1,302	203
Series 427, Class C77, IO, 2.50%, 09/25/2051	44,054	6,664

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Collateralized Mortgage Obligations — continued
Series 429, Class 161, IO, 2.00%, 03/25/2051	2,865	305
Series 429, Class 162, IO, 2.00%, 03/25/2051	2,228	238
Series 429, Class 163, IO, 2.00%, 02/25/2051	531	56
Series 429, Class 164, IO, 2.00%, 03/25/2051	978	106
FNMA REMICS,
Series 2007-30, Class JS, IF, IO, (6.33%—United States 30 Day Average SOFR), 0.99%, 04/25/2037 (aa)	1,387	128
Series 2012-35, Class SP, IF, IO, (6.39%—United States 30 Day Average SOFR), 1.05%, 04/25/2042 (aa)	1,900	218
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	270	8
Series 2012-98, Class JI, IO, 3.00%, 04/25/2027	123	—	(h)
Series 2012-135, Class SB, IF, IO, (5.99%—United States 30 Day Average SOFR), 0.65%, 12/25/2042 (aa)	858	88
Series 2013-30, Class CA, 1.50%, 04/25/2043	1,154	934
Series 2013-109, Class BO, PO, Zero Coupon, 07/25/2043	411	238
Series 2014-34, Class US, IF, (8.37%—United States 30 Day Average SOFR), 0.00%, 06/25/2044 (aa)	67	54
Series 2014-47, Class FB, (United States 30 Day Average SOFR + 0.46%), 5.79%, 08/25/2054 (aa)	2,347	2,284
Series 2016-26, Class SY, IF, (6.77%—United States 30 Day Average SOFR), 0.00%, 11/25/2042 (aa)	514	314
Series 2016-40, Class EF, (United States 30 Day Average SOFR + 0.56%), 5.89%, 07/25/2046 (aa)	576	570
Series 2016-63, Class AS, IF, IO, (5.89%—United States 30 Day Average SOFR), 0.55%, 09/25/2046 (aa)	1,376	155
Series 2016-68, Class WI, IO, 0.29%, 10/25/2046 (z)	3,742	192
Series 2016-71, Class NI, IO, 3.50%, 04/25/2046	715	89
Series 2017-97, Class BF, (United States 30 Day Average SOFR + 0.41%), 5.75%, 12/25/2047 (aa)	4,306	4,191
Series 2018-67, Class HF, (United States 30 Day Average SOFR + 0.41%), 5.75%, 09/25/2048 (aa)	2,340	2,274

SEE NOTES TO FINANCIAL STATEMENTS.

66	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Series 2018-67, Class SH, IF, IO, (6.09%—United States 30 Day Average SOFR), 0.75%, 09/25/2048 (aa)	2,937	293
Series 2018-77, Class PF, (United States 30 Day Average SOFR + 0.41%), 5.75%, 10/25/2048 (aa)	1,873	1,819
Series 2019-47, Class SI, IO, 0.49%, 08/25/2049 (z)	10,903	668
Series 2019-48, Class IB, IO, 0.66%, 06/25/2039 (z)	19,432	374
Series 2019-53, Class IA, IO, 0.47%, 09/25/2049 (z)	22,298	1,363
Series 2019-68, Class US, IF, IO, (5.89%—United States 30 Day Average SOFR), 0.55%, 11/25/2049 (aa)	5,829	595
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	558	104
Series 2020-29, Class SA, IO, 0.24%, 05/25/2050 (z)	4,419	200
Series 2020-33, Class IO, IO, 0.24%, 05/25/2050 (z)	13,055	620
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	11,829	1,797
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	10,680	1,933
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050	8,096	1,300
Series 2020-74, Class PI, IO, 2.00%, 12/25/2049	9,668	1,176
Series 2020-86, Class PI, IO, 2.50%, 12/25/2050	3,108	482
Series 2020-89, Class IM, IO, 2.00%, 12/25/2050	9,388	1,217
Series 2020-89, Class LI, IO, 3.00%, 12/25/2050	10,847	1,854
Series 2020-99, Class IQ, IO, 3.00%, 01/25/2051	895	157
Series 2021-3, Class TI, IO, 2.50%, 02/25/2051	2,507	407
Series 2021-8, Class WI, IO, 0.57%, 03/25/2051 (z)	12,327	677
Series 2021-8, Class YF, (United States 30 Day Average SOFR + 0.20%), 5.53%, 03/25/2061 (aa)	7,871	7,856
Series 2021-36, Class YI, IO, 0.74%, 06/25/2061 (z)	14,153	772
Series 2021-47, Class PI, IO, 2.50%, 07/25/2051	621	76
Series 2022-52, Class IH, IO, 3.00%, 03/25/2051	10,262	1,866
Series 2024-10, Class AF, (United States 30 Day Average SOFR + 0.90%), 6.23%, 12/25/2050 (aa)	2,683	2,758

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Collateralized Mortgage Obligations — continued
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 6.12%, 01/25/2051 (aa)	6,306	6,300
GNMA,
Series 2015-H03, Class FA, (CME Term SOFR 1 Month + 0.61%), 5.94%, 12/20/2064 (aa)	26	26
Series 2015-H33, Class FA, (CME Term SOFR 1 Month + 0.77%), 6.10%, 12/20/2065 (aa)	7,645	7,623
Series 2017-H03, Class HA, 3.00%, 01/20/2067	3,539	3,413
Series 2019-65, Class ID, IO, 4.00%, 02/20/2049	1,228	153
Series 2019-H08, Class FE, (CME Term SOFR 1 Month + 0.76%), 6.09%, 01/20/2069 (aa)	3,973	3,935
Series 2019-H15, Class GA, 2.25%, 08/20/2069	166	158
Series 2019-H16, Class FD, (CME Term SOFR 1 Month + 0.91%), 6.24%, 10/20/2069 (aa)	2,252	2,264
Series 2020-142, Class LI, IO, 2.50%, 09/20/2050	10,139	1,315
Series 2020-142, Class MT, IF, IO, (6.04%—CME Term SOFR 1 Month), 0.05%, 07/20/2047 (aa)	12,053	22
Series 2020-142, Class TN, IF, IO, (6.09%—CME Term SOFR 1 Month), 0.10%, 09/20/2047 (aa)	16,161	64
Series 2020-176, Class FW, (CME Term SOFR 1 Month + 0.41%), 4.00%, 11/20/2050 (aa)	2,532	2,303
Series 2020-H12, Class F, (CME Term SOFR 1 Month + 0.61%), 5.94%, 07/20/2070 (aa)	588	580
Series 2020-H13, Class FA, (CME Term SOFR 1 Month + 0.56%), 5.89%, 07/20/2070 (aa)	8,014	7,873
Series 2020-H14, Class FH, (CME Term SOFR 1 Month + 1.36%), 6.69%, 08/20/2070 (aa)	6,652	6,805
Series 2020-H15, Class FH, (CME Term SOFR 1 Month + 1.16%), 6.49%, 07/20/2070 (aa)	2,660	2,676
Series 2020-H15, Class FK, (CME Term SOFR 1 Month + 1.36%), 6.69%, 04/20/2070 (aa)	4,760	4,826
Series 2020-H16, Class FN, (CME Term SOFR 1 Month + 1.36%), 6.69%, 09/20/2070 (aa)	1,820	1,861
Series 2021-23, Class GI, IO, 2.00%, 02/20/2051	10,944	1,231
Series 2021-44, Class TF, (United States 30 Day Average SOFR + 0.30%), 4.00%, 03/20/2051 (aa)	2,367	2,133

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	67

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Series 2021-122, Class IT, IO, 2.50%, 07/20/2051	11,217	1,677
Series 2021-206, Class IG, IO, 2.50%, 09/20/2051	9,488	984
Series 2021-223, Class QI, IO, 2.50%, 10/20/2051	10,093	1,035
Series 2021-H03, Class ML, 7.55%, 01/20/2071 (z)	7,153	7,238
Series 2021-H05, Class FJ, (United States 30 Day Average SOFR + 0.75%), 6.08%, 03/20/2071 (aa)	285	282
Series 2021-H12, Class DF, (United States 30 Day Average SOFR + 1.50%), 6.83%, 08/20/2071 (aa)	1,949	1,984
Series 2021-H14, Class HF, (United States 30 Day Average SOFR + 1.50%), 6.83%, 09/20/2071 (aa)	7,766	7,954
Series 2021-H15, Class HB, 1.25%, 09/20/2065	389	361
Series 2021-H16, Class F, (United States 30 Day Average SOFR + 1.50%), 6.83%, 09/20/2071 (aa)	9,677	9,930
Series 2022-H09, Class FA, (United States 30 Day Average SOFR + 0.67%), 6.00%, 04/20/2072 (aa)	770	757
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 6.23%, 01/20/2073 (aa)	2,918	2,924
Series 2023-H02, Class FL, (United States 30 Day Average SOFR + 0.90%), 6.23%, 01/20/2073 (aa)	8,497	8,512
Series 2023-H02, Class JF, (United States 30 Day Average SOFR + 0.90%), 6.23%, 01/20/2073 (aa)	6,468	6,480
Series 2023-H03, Class FA, (United States 30 Day Average SOFR + 0.87%), 6.20%, 02/20/2073 (aa)	11,699	11,703
Series 2023-H09, Class FA, (United States 30 Day Average SOFR + 0.80%), 6.13%, 04/20/2073 (aa)	1,952	1,945
Series 2023-H11, Class FC, (United States 30 Day Average SOFR + 1.10%), 6.43%, 05/20/2073 (aa)	8,711	8,810
Series 2023-H11, Class FD, (United States 30 Day Average SOFR + 1.15%), 6.48%, 05/20/2073 (aa)	1,472	1,472
Series 2023-H15, Class FB, (United States 30 Day Average SOFR + 1.00%), 6.33%, 03/20/2073 (aa)	2,023	2,019
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 6.43%, 11/20/2073 (aa)	5,091	5,164
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 6.23%, 01/20/2074 (aa)	3,032	3,039

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Collateralized Mortgage Obligations — continued
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 6.26%, 01/20/2074 (aa)	5,519	5,537
Series 2024-H02, Class FJ, (United States 30 Day Average SOFR + 1.00%), 6.33%, 12/20/2073 (aa)	3,998	4,027
Series 2024-H07, Class FC, (United States 30 Day Average SOFR + 0.65%), 5.98%, 02/20/2074 (aa)	2,899	2,893
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (e) (z)	1,039	827
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 08/18/2043 (e)	1,725	1,689
MFA Trust, Series 2020-NQM2, Class A1, 1.38%, 04/25/2065 (e) (z)	2,531	2,344
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A6, (United States 30 Day Average SOFR + 0.85%), 5.00%, 09/25/2051 (aa) (e)	1,760	1,626
OBX Trust, Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 10/25/2051 (aa) (e)	415	384
PMT Loan Trust,
Series 2021-INV1, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 07/25/2051 (aa) (e)	8,197	7,593
Series 2021-INV1, Class A3, 2.50%, 07/25/2051 (e) (z)	3,896	3,103
PRET Trust, Series 2024-RPL1, Class A1, 3.90%, 10/25/2063 (e) (z)	960	916
PRPM Trust, Series 2024-NQM2, Class A1, SUB, 6.33%, 06/25/2069 (e)	1,000	1,001

Total Collateralized Mortgage Obligations (Cost $292,457)		277,246

Commercial Mortgage-Backed Securities — 0.4%
AREIT LLC, (Bermuda), Series 2023-CRE8, Class A, (CME Term SOFR 1 Month + 2.11%), 7.44%, 08/17/2041 (aa) (e)	1,676	1,674
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class ASB, 3.43%, 09/15/2048	129	127
BANK,
Series 2017-BNK7, Class AS, 3.75%, 09/15/2060	750	701
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (z)	500	477
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (z)	1,235	1,189
Barclays Commercial Mortgage Trust,
Series 2019-C5, Class A4, 3.06%, 11/15/2052	1,000	899

SEE NOTES TO FINANCIAL STATEMENTS.

68	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Commercial Mortgage-Backed Securities — continued
Series 2019-C5, Class ASB, 2.99%, 11/15/2052	500	475
BBCMS Mortgage Trust,
Series 2020-C6, Class ASB, 2.60%, 02/15/2053	600	558
Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	177
BCP Trust, Series 2021-330N, Class A, (CME Term SOFR 1 Month + 0.91%), 6.24%, 06/15/2038 (aa) (e)	2,800	2,625
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	297
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	418
Series 2020-B20, Class A5, 2.03%, 10/15/2053	750	600
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.77%, 06/15/2056	832	858
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 6.69%, 09/15/2036 (aa) (e)	4,600	4,387
BX Commercial Mortgage Trust, Series 2021-21M, Class A, (CME Term SOFR 1 Month + 0.84%), 6.17%, 10/15/2036 (aa) (e)	2,025	1,996
CD Mortgage Trust, Series 2017-CD5, Class AAB, 3.22%, 08/15/2050	612	591
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 08/15/2050	1,100	1,027
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AS, 3.86%, 07/10/2047	250	250
Series 2015-GC33, Class AS, 4.11%, 09/10/2058	500	473
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	250	215
COMM Mortgage Trust, Series 2016-CR28, Class ASB, 3.53%, 02/10/2049	150	147
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB, 3.31%, 11/15/2049	140	138
CSMC, Series 2020-FACT, Class A, (CME Term SOFR 1 Month + 1.71%), 7.04%, 10/15/2037 (aa) (e)	2,100	2,047
FHLMC Multifamily Structured Pass Through Certificates,
Series K047, Class A2, 3.33%, 05/25/2025 (z)	995	977
Series K049, Class A2, 3.01%, 07/25/2025	249	243
Series K057, Class A2, 2.57%, 07/25/2026	850	812

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Mortgage-Backed Securities — continued
Series K063, Class A2, 3.43%, 01/25/2027 (z)	1,000	964
Series K071, Class A2, 3.29%, 11/25/2027	500	475
Series K073, Class A2, 3.35%, 01/25/2028	1,000	951
Series K075, Class A2, 3.65%, 02/25/2028 (z)	500	480
Series K094, Class A2, 2.90%, 06/25/2029	112	103
Series K103, Class A2, 2.65%, 11/25/2029	500	451
Series K108, Class A2, 1.52%, 03/25/2030	304	256
Series K117, Class A2, 1.41%, 08/25/2030	1,500	1,237
Series K118, Class A2, 1.49%, 09/25/2030	500	414
Series K729, Class A2, 3.14%, 10/25/2024	162	161
Series K737, Class A2, 2.53%, 10/25/2026	650	617
Series K755, Class A2, 5.20%, 02/25/2031	2,000	2,045
Series K-152, Class A2, 3.78%, 11/25/2032 (z)	2,500	2,328
Series K-161, Class A2, 4.90%, 10/25/2033	1,500	1,511
FNMA-ACES,
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	442	423
Series 2016-M5, Class A2, 2.47%, 04/25/2026	426	407
Series 2017-M11, Class A2, 2.98%, 08/25/2029	954	880
Series 2017-M12, Class A2, 3.16%, 06/25/2027 (z)	89	85
Series 2017-M13, Class A2, 3.03%, 09/25/2027 (z)	456	431
Series 2018-M8, Class A2, 3.41%, 06/25/2028 (z)	903	856
Series 2020-M46, Class A2, 1.32%, 05/25/2030	1,000	836
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	250	225
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A4, 3.33%, 05/15/2049	500	478
Series 2016-C31, Class A5, 3.10%, 11/15/2049	500	467
Series 2016-C32, Class A4, 3.72%, 12/15/2049	1,000	957
UBS Commercial Mortgage Trust,
Series 2018-C11, Class ASB, 4.12%, 06/15/2051	552	540

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	69

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Commercial Mortgage-Backed Securities — continued
Series 2018-C12, Class A5, 4.30%, 08/15/2051		1,380	1,306
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A5, 3.42%, 09/15/2050		1,000	937
Series 2017-C40, Class A4, 3.58%, 10/15/2050		550	519
Series 2018-C44, Class A5, 4.21%, 05/15/2051		1,000	950
Series 2021-C60, Class A4, 2.34%, 08/15/2054		550	454

Total Commercial Mortgage-Backed Securities (Cost $51,639)			47,122

Corporate Bonds — 26.1%
Basic Materials — 0.6%
Chemicals — 0.5%
Air Liquide Finance SA, (France),
Reg. S, 0.38%, 05/27/2031	EUR	3,000	2,627
Reg. S, 0.63%, 06/20/2030	EUR	5,600	5,134
Reg. S, 2.88%, 09/16/2032	EUR	5,000	5,150
Air Products and Chemicals, Inc., 0.50%, 05/05/2028	EUR	1,000	962
2.80%, 05/15/2050		5	3
4.00%, 03/03/2035	EUR	1,600	1,739
Akzo Nobel NV, (Netherlands),
Reg. S, 1.50%, 03/28/2028	EUR	1,000	991
Reg. S, 2.00%, 03/28/2032	EUR	1,000	952
Argentum Netherlands BV for Givaudan SA, (Netherlands),
Reg. S, 1.13%, 09/17/2025	EUR	800	831
Reg. S, 2.00%, 09/17/2030	EUR	1,000	983
Arkema SA, (France),
Reg. S, 0.75%, 12/03/2029	EUR	1,000	923
Reg. S, (EUR Swap Rate 5 Year + 1.57%), 1.50%, 10/21/2025 (aa) (x)	EUR	1,000	1,018
Reg. S, 1.50%, 04/20/2027	EUR	1,000	1,016
Brenntag Finance BV, (Netherlands),
Reg. S, 0.50%, 10/06/2029	EUR	500	455
Reg. S, 1.13%, 09/27/2025	EUR	1,000	1,036
Celanese US Holdings LLC, 6.35%, 11/15/2028		10	11
6.70%, 11/15/2033		5	5
CF Industries, Inc., 4.50%, 12/01/2026 (e)		1,800	1,757
Covestro AG, (Germany), Reg. S, 0.88%, 02/03/2026	EUR	1,875	1,926
Dow Chemical Co. (The), 4.55%, 11/30/2025		118	117
5.25%, 11/15/2041		600	560
6.90%, 05/15/2053		460	513
DuPont de Nemours, Inc., 5.32%, 11/15/2038		24	25
5.42%, 11/15/2048		107	111

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Chemicals — continued
Eastman Chemical Co., 5.63%, 02/20/2034		110	110
Ecolab, Inc., 1.30%, 01/30/2031		26	21
2.13%, 02/01/2032		48	39
2.70%, 12/15/2051		2	1
FMC Corp., 5.15%, 05/18/2026		675	670
5.65%, 05/18/2033		2,485	2,451
Givaudan Finance Europe BV, (Netherlands),
Reg. S, 1.00%, 04/22/2027	EUR	100	101
Reg. S, 4.13%, 11/28/2033	EUR	1,950	2,144
Huntsman International LLC, 4.50%, 05/01/2029		975	924
LANXESS AG, (Germany), Reg. S, 0.63%, 12/01/2029	EUR	500	444
Linde Finance BV, (Netherlands),
Reg. S, 0.25%, 05/19/2027	EUR	1,000	984
Reg. S, 0.55%, 05/19/2032	EUR	800	692
Reg. S, 1.00%, 04/20/2028	EUR	1,005	1,002
Linde plc, (Ireland),
Reg. S, 0.00%, 09/30/2026	EUR	500	496
Reg. S, 1.00%, 09/30/2051	EUR	4,400	2,654
Reg. S, 3.40%, 02/14/2036	EUR	1,900	1,977
Linde, Inc., 1.63%, 12/01/2025	EUR	350	365
LYB International Finance BV, (Netherlands), 4.88%, 03/15/2044		290	253
LYB International Finance II BV, (Netherlands), 0.88%, 09/17/2026	EUR	1,000	1,007
1.63%, 09/17/2031	EUR	1,000	926
3.50%, 03/02/2027		10	10
LYB International Finance III LLC, 3.38%, 10/01/2040		290	213
5.50%, 03/01/2034		110	109
PPG Industries, Inc., 0.88%, 11/03/2025	EUR	1,000	1,031
1.20%, 03/15/2026		5	5
1.40%, 03/13/2027	EUR	1,000	1,016
2.75%, 06/01/2029	EUR	1,000	1,032
RPM International, Inc., 2.95%, 01/15/2032		50	42
3.75%, 03/15/2027		190	182
4.55%, 03/01/2029		50	49
Syensqo SA, (Belgium), Reg. S, 2.75%, 12/02/2027	EUR	1,000	1,048
Westlake Corp., 1.63%, 07/17/2029	EUR	3,000	2,889
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		1,000	874

			54,606

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 8.88%, 05/15/2031		10	12
Mondi Finance Europe GmbH, (Austria), Reg. S, 2.38%, 04/01/2028	EUR	500	513

			525

Iron/Steel — 0.0% (g)
Nucor Corp., 2.70%, 06/01/2030		3	3

SEE NOTES TO FINANCIAL STATEMENTS.

70	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Iron/Steel — continued
2.98%, 12/15/2055		8	5
Reliance, Inc., 2.15%, 08/15/2030		195	163
Steel Dynamics, Inc., 3.25%, 01/15/2031		3,120	2,767

			2,938

Mining — 0.2%
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	938
BHP Billiton Finance Ltd., (Australia),
Series 10, Reg. S, 3.25%, 09/24/2027	EUR	1,898	2,020
Series 12, Reg. S, 4.30%, 09/25/2042	GBP	3,000	3,257
BHP Billiton Finance USA Ltd., (Australia), 4.75%, 02/28/2028		10	10
5.25%, 09/08/2030		9	9
5.50%, 09/08/2053		135	135
Freeport-McMoRan, Inc., 4.13%, 03/01/2028		1,500	1,437
5.40%, 11/14/2034		4	4
5.45%, 03/15/2043		30	28
Glencore Capital Finance DAC, (Ireland), Reg. S, 0.75%, 03/01/2029	EUR	1,900	1,772
Glencore Finance Europe Ltd., (Jersey),
Reg. S, 1.50%, 10/15/2026	EUR	3,500	3,570
Reg. S, 3.75%, 04/01/2026	EUR	1,500	1,608
Kinross Gold Corp., (Canada), 4.50%, 07/15/2027		2,500	2,428
6.25%, 07/15/2033		1,070	1,120
Newmont Corp. / Newcrest Finance Pty Ltd., 5.35%, 03/15/2034 (e)		550	550
Norsk Hydro ASA, (Norway), Reg. S, 2.00%, 04/11/2029	EUR	800	792
Orano SA, (France),
Reg. S, 2.75%, 03/08/2028	EUR	200	205
Reg. S, 4.00%, 03/12/2031	EUR	100	106
Reg. S, 5.38%, 05/15/2027	EUR	200	222
Rio Tinto Finance plc, (United Kingdom), Reg. S, 4.00%, 12/11/2029	GBP	2,000	2,434
Rio Tinto Finance USA Ltd., (Australia), 2.75%, 11/02/2051		26	16
Southern Copper Corp., 5.25%, 11/08/2042		127	119
Yamana Gold, Inc., (Canada), 2.63%, 08/15/2031		2,705	2,251

			25,031

Total Basic Materials			83,100

Communications — 1.6%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The), 3.38%, 03/01/2041		4	3
JCDecaux SE, (France),
Reg. S, 1.63%, 02/07/2030	EUR	1,000	943
Reg. S, 2.63%, 04/24/2028	EUR	1,000	1,031
Reg. S, 5.00%, 01/11/2029	EUR	1,800	2,009

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Advertising — continued
MMS USA Holdings, Inc.,
Reg. S, 0.63%, 06/13/2025	EUR	2,900	3,014
Reg. S, 1.25%, 06/13/2028	EUR	2,200	2,157
Reg. S, 1.75%, 06/13/2031	EUR	11,900	11,334

			20,491

Internet — 0.3%
Alphabet, Inc., 1.90%, 08/15/2040		700	458
2.25%, 08/15/2060		25	14
Amazon.com, Inc., 3.10%, 05/12/2051		5	4
3.25%, 05/12/2061		5	3
Booking Holdings, Inc., 0.50%, 03/08/2028	EUR	4,500	4,339
1.80%, 03/03/2027	EUR	1,500	1,543
3.63%, 11/12/2028	EUR	339	366
4.13%, 05/12/2033	EUR	762	840
Expedia Group, Inc., 4.63%, 08/01/2027		700	687
Netflix, Inc.,
Reg. S, 3.88%, 11/15/2029	EUR	9,850	10,682
4.63%, 05/15/2029	EUR	8,050	9,013
Prosus NV, (Netherlands),
Reg. S, 1.29%, 07/13/2029	EUR	6,900	6,333
Reg. S, 1.54%, 08/03/2028	EUR	1,000	959
Reg. S, 1.99%, 07/13/2033	EUR	3,637	3,062
Reg. S, 2.03%, 08/03/2032	EUR	3,900	3,394
Reg. S, 2.09%, 01/19/2030	EUR	1,000	940
Reg. S, 2.78%, 01/19/2034	EUR	3,000	2,665
VeriSign, Inc., 2.70%, 06/15/2031		178	149
4.75%, 07/15/2027		27	27
5.25%, 04/01/2025		27	27

			45,505

Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.70%, 04/01/2051		1,102	673
3.90%, 06/01/2052		980	618
3.95%, 06/30/2062		50	30
4.80%, 03/01/2050		6	4
5.13%, 07/01/2049		560	432
5.50%, 04/01/2063		5	4
Comcast Corp., 0.25%, 09/14/2029	EUR	3,100	2,817
1.88%, 02/20/2036	GBP	575	522
1.95%, 01/15/2031		2,875	2,377
3.20%, 07/15/2036		5	4
3.75%, 04/01/2040		30	24
4.25%, 10/15/2030		160	154
4.60%, 10/15/2038		10	9
5.10%, 06/01/2029		20	20
5.30%, 06/01/2034		160	161
5.65%, 06/01/2054		30	30

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	71

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Media — continued
Cox Communications, Inc., 3.85%, 02/01/2025 (e)		1,500	1,482
5.45%, 09/15/2028 (e)		2,531	2,545
5.70%, 06/15/2033 (e)		820	817
5.80%, 12/15/2053 (e)		580	555
Discovery Communications LLC, 4.13%, 05/15/2029		940	868
FactSet Research Systems, Inc., 2.90%, 03/01/2027		955	893
3.45%, 03/01/2032		47	41
Fox Corp., 5.48%, 01/25/2039		95	91
6.50%, 10/13/2033		950	997
Informa plc, (United Kingdom),
Reg. S, 1.25%, 04/22/2028	EUR	9,600	9,400
Reg. S, 3.13%, 07/05/2026	GBP	1,100	1,329
ITV plc, (United Kingdom),
Reg. S, 1.38%, 09/26/2026	EUR	362	368
Reg. S, 4.25%, 06/19/2032	EUR	8,400	8,965
Pearson Funding plc, (United Kingdom), Reg. S, 3.75%, 06/04/2030	GBP	2,475	2,867
TDF Infrastructure SASU, (France), Reg. S, 1.75%, 12/01/2029	EUR	4,500	4,228
Time Warner Cable LLC, 4.50%, 09/15/2042		50	37
5.50%, 09/01/2041		800	668
Vivendi SE, (France), Reg. S, 1.13%, 12/11/2028	EUR	1,200	1,195

			45,225

Telecommunications — 0.7%
A1 Towers Holding GmbH, (Austria), Reg. S, 5.25%, 07/13/2028	EUR	12,500	13,944
America Movil SAB de CV, (Mexico), 2.13%, 03/10/2028	EUR	1,300	1,324
4.38%, 08/07/2041	GBP	1,500	1,649
5.00%, 10/27/2026	GBP	1,200	1,510
AT&T, Inc., 1.70%, 03/25/2026		64	60
1.80%, 09/05/2026	EUR	2,250	2,325
2.05%, 05/19/2032	EUR	200	190
2.45%, 03/15/2035	EUR	825	774
3.50%, 06/01/2041		2,140	1,643
3.65%, 06/01/2051		1,800	1,278
4.25%, 06/01/2043	GBP	200	206
4.30%, 12/15/2042		12	10
5.40%, 02/15/2034		310	311
7.00%, 04/30/2040	GBP	400	567
Corning, Inc., 5.45%, 11/15/2079		15	14
Deutsche Telekom International Finance BV, (Netherlands), 8.75%, 06/15/2030		35	41
Emirates Telecommunications Group Co. PJSC, (United Arab Emirates), Reg. S, 0.88%, 05/17/2033	EUR	1,600	1,372
Koninklijke KPN NV, (Netherlands),
Reg. S, 3.88%, 02/16/2036	EUR	1,600	1,692
Reg. S, 5.75%, 09/17/2029	GBP	2,000	2,599

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
Motorola Solutions, Inc., 2.75%, 05/24/2031		210	178
5.40%, 04/15/2034		1,540	1,528
5.50%, 09/01/2044		105	102
NBN Co. Ltd., (Australia),
Reg. S, 4.13%, 03/15/2029	EUR	2,000	2,205
5.75%, 10/06/2028 (e)		365	375
Nokia OYJ, (Finland), 6.63%, 05/15/2039		50	50
NTT Finance Corp., (Japan),
Reg. S, 0.08%, 12/13/2025	EUR	1,000	1,019
Reg. S, 0.34%, 03/03/2030	EUR	500	450
Reg. S, 0.40%, 12/13/2028	EUR	1,000	941
Optus Finance Pty Ltd., (Australia), Reg. S, 1.00%, 06/20/2029	EUR	1,400	1,299
Orange SA, (France),
Reg. S, 0.00%, 09/04/2026	EUR	2,000	1,989
Reg. S, 0.50%, 09/04/2032	EUR	100	84
Reg. S, 3.25%, 01/15/2032	GBP	1,100	1,238
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	101
Proximus SADP, (Belgium),
Reg. S, 0.75%, 11/17/2036	EUR	100	75
Reg. S, 1.88%, 10/01/2025	EUR	100	105
Reg. S, 3.75%, 03/27/2034	EUR	200	214
Reg. S, 4.00%, 03/08/2030	EUR	200	219
Reg. S, 4.13%, 11/17/2033	EUR	300	332
Rogers Communications, Inc., (Canada), 5.30%, 02/15/2034		1,550	1,524
SES SA, (Luxembourg), Reg. S, 3.50%, 01/14/2029	EUR	100	103
Sprint Capital Corp., 6.88%, 11/15/2028		2,621	2,779
8.75%, 03/15/2032		90	108
Sprint LLC, 7.63%, 02/15/2025		2,800	2,818
Swisscom Finance BV, (Netherlands), Reg. S, 3.88%, 05/29/2044	EUR	6,875	7,284
Tele2 AB, (Sweden), Reg. S, 3.75%, 11/22/2029	EUR	7,800	8,338
Telefonaktiebolaget LM Ericsson, (Sweden), Reg. S, 1.00%, 05/26/2029	EUR	1,315	1,216
Telefonica Emisiones SA, (Spain), Reg. S, 1.86%, 07/13/2040	EUR	4,800	3,823
Telekom Finanzmanagement GmbH, (Austria), Reg. S, 1.50%, 12/07/2026	EUR	200	205
Telenor ASA, (Norway), Reg. S, 0.25%, 02/14/2028	EUR	1,300	1,245
Telia Co. AB, (Sweden), Reg. S, 2.13%, 02/20/2034	EUR	700	666
Telstra Group Ltd., (Australia), Reg. S, 3.75%, 05/04/2031	EUR	4,525	4,919
T-Mobile USA, Inc., 2.05%, 02/15/2028		40	36
2.55%, 02/15/2031		70	60
3.30%, 02/15/2051		10	7
3.60%, 11/15/2060		269	182
3.75%, 04/15/2027		31	30
3.88%, 04/15/2030		3,420	3,199
4.38%, 04/15/2040		12	10

SEE NOTES TO FINANCIAL STATEMENTS.

72	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Telecommunications — continued
5.15%, 04/15/2034		10	10
5.50%, 01/15/2055		185	179
Verizon Communications, Inc., 0.88%, 04/08/2027	EUR	475	476
1.68%, 10/30/2030		8	7
2.50%, 04/08/2031	GBP	1,000	1,083
2.55%, 03/21/2031		437	372
2.65%, 11/20/2040		950	657
3.25%, 02/17/2026	EUR	200	214
3.88%, 03/01/2052		370	282
4.02%, 12/03/2029		2	2
4.33%, 09/21/2028		20	19
4.75%, 10/31/2034	EUR	200	231

			86,097

Total Communications			197,318

Consumer Cyclical — 1.6%
Airlines — 0.1%
easyJet FinCo. BV, (Netherlands), Reg. S, 1.88%, 03/03/2028	EUR	5,350	5,353
Ryanair DAC, (Ireland),
Reg. S, 0.88%, 05/25/2026	EUR	1,500	1,524
Reg. S, 2.88%, 09/15/2025	EUR	1,000	1,060
Southwest Airlines Co., 5.13%, 06/15/2027		1,150	1,144
United Airlines, Inc., 4.38%, 04/15/2026 (e)		525	507
4.63%, 04/15/2029 (e)		360	336

			9,924

Apparel — 0.1%
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	825	985
LVMH Moet Hennessy Louis Vuitton SE, (France),
Reg. S, 0.13%, 02/11/2028	EUR	800	769
Reg. S, 1.13%, 02/11/2027	GBP	1,200	1,387
Tapestry, Inc., 3.05%, 03/15/2032		105	85
7.05%, 11/27/2025		10	10
7.35%, 11/27/2028		5	5
7.70%, 11/27/2030		5	5
7.85%, 11/27/2033		5	6
VF Corp., 4.25%, 03/07/2029	EUR	8,000	8,238

			11,490

Auto Manufacturers — 0.7%
American Honda Finance Corp., 1.50%, 10/19/2027	GBP	2,300	2,614
3.75%, 10/25/2027	EUR	3,300	3,568
4.90%, 01/10/2034		40	39
Cummins, Inc., 5.15%, 02/20/2034		20	20
5.45%, 02/20/2054		15	15
Dongfeng Motor Hong Kong International Co. Ltd., (Hong Kong), Reg. S, 0.43%, 10/19/2024	EUR	600	634

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Auto Manufacturers — continued
Ford Motor Co., 3.25%, 02/12/2032		700	579
Ford Motor Credit Co. LLC, 4.00%, 11/13/2030		545	487
4.45%, 02/14/2030	EUR	2,075	2,237
4.95%, 05/28/2027		3,065	2,992
6.80%, 11/07/2028		400	414
7.35%, 03/06/2030		600	635
General Motors Co., 5.20%, 04/01/2045		560	493
6.25%, 10/02/2043		120	120
6.60%, 04/01/2036		520	545
General Motors Financial Co., Inc., 2.35%, 02/26/2027		10	9
2.70%, 08/20/2027		1,450	1,338
2.70%, 06/10/2031		585	484
2.75%, 06/20/2025		40	39
5.00%, 04/09/2027		1,120	1,109
5.40%, 05/08/2027		60	60
5.55%, 07/15/2029		30	30
5.60%, 06/18/2031		40	40
5.75%, 02/08/2031		15	15
5.95%, 04/04/2034		20	20
Hyundai Capital America, 6.50%, 01/16/2029 (e)		1,085	1,134
Mercedes-Benz Finance North America LLC, 5.00%, 01/11/2034 (e)		210	206
Mercedes-Benz Group AG, (Germany), Reg. S, 1.13%, 11/06/2031	EUR	15	14
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/2024 (e)		1,600	1,583
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)		3,000	2,911
PACCAR Financial Europe BV, (Netherlands), Reg. S, 3.25%, 11/29/2025	EUR	5,000	5,331
RCI Banque SA, (France),
Reg. S, 1.13%, 01/15/2027	EUR	800	806
Reg. S, 4.75%, 07/06/2027	EUR	2,100	2,309
Toyota Finance Australia Ltd., (Australia), Reg. S, 3.39%, 03/18/2030	EUR	2,675	2,843
Toyota Motor Finance Netherlands BV, (Netherlands),
Reg. S, 3.13%, 07/11/2029	EUR	1,496	1,577
Reg. S, 4.00%, 04/02/2027	EUR	8,025	8,729
Traton Finance Luxembourg SA, (Luxembourg), Reg. S, 3.75%, 03/27/2030	EUR	19,500	20,606
Volkswagen Bank GmbH, (Germany),
Reg. S, 1.25%, 12/15/2025	EUR	1,000	1,035
Reg. S, 4.63%, 05/03/2031	EUR	2,500	2,769
Volkswagen Financial Services AG, (Germany), Reg. S, 2.25%, 10/16/2026	EUR	10	10
Volkswagen Financial Services NV, (Netherlands), Reg. S, 1.13%, 07/05/2026	GBP	1,000	1,162

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	73

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Auto Manufacturers — continued
Volkswagen Group of America Finance LLC, 5.30%, 03/22/2027 (e)		1,540	1,541
Volkswagen International Finance NV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 3.75%), 3.50%, 06/17/2025 (aa) (x)	EUR	1,000	1,057
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (aa) (x)	EUR	2,000	1,994
Reg. S, 4.25%, 03/29/2029	EUR	1,500	1,639
Reg. S, (EUR Swap Rate 12 Year + 2.97%), 4.63%, 03/24/2026 (aa) (x)	EUR	210	224
Volkswagen Leasing GmbH, (Germany),
Reg. S, 0.38%, 07/20/2026	EUR	1,500	1,505
Reg. S, 1.50%, 06/19/2026	EUR	5,000	5,141

			84,662

Auto Parts & Equipment — 0.1%
BorgWarner, Inc., 1.00%, 05/19/2031	EUR	1,500	1,314
Cie Generale des Etablissements Michelin SCA, (France), Reg. S, 0.63%, 11/02/2040	EUR	300	207
Magna International, Inc., (Canada), 2.45%, 06/15/2030		1,000	864
4.15%, 10/01/2025		2,000	1,968
Pirelli & C SpA, (Italy), Reg. S, 4.25%, 01/18/2028	EUR	2,925	3,170
Robert Bosch GmbH, (Germany), Reg. S, 4.00%, 06/02/2035	EUR	4,500	4,909

			12,432

Distribution/Wholesale — 0.0% (g)
Bunzl Finance plc, (United Kingdom), Reg. S, 1.50%, 10/30/2030	GBP	1,050	1,082
LKQ Corp., 5.75%, 06/15/2028		70	71

			1,153

Entertainment — 0.1%
Smithsonian Institution, 1.87%, 09/01/2029		1,000	830
Universal Music Group NV, (Netherlands),
Reg. S, 3.75%, 06/30/2032	EUR	3,700	3,990
Reg. S, 4.00%, 06/13/2031	EUR	4,200	4,592
Warnermedia Holdings, Inc., 5.05%, 03/15/2042		705	576
5.14%, 03/15/2052		1,140	892

			10,880

Food Service — 0.1%
Compass Group plc, (United Kingdom),
Reg. S, 2.00%, 07/03/2029	GBP	2,500	2,798
Reg. S, 3.25%, 02/06/2031	EUR	2,375	2,504
Sodexo SA, (France),

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Food Service — continued
Reg. S, 1.00%, 07/17/2028	EUR	500	489
Reg. S, 1.00%, 04/27/2029	EUR	1,000	965
Reg. S, 2.50%, 06/24/2026	EUR	500	526

			7,282

Home Builders — 0.0% (g)
Berkeley Group plc (The), (United Kingdom), Reg. S, 2.50%, 08/11/2031	GBP	172	169
Lennar Corp., 5.00%, 06/15/2027		10	10
MDC Holdings, Inc., 6.00%, 01/15/2043		5	5
Meritage Homes Corp., 3.88%, 04/15/2029 (e)		20	18
NVR, Inc., 3.00%, 05/15/2030		152	135
PulteGroup, Inc., 6.38%, 05/15/2033		24	25
7.88%, 06/15/2032		30	35
Toll Brothers Finance Corp., 3.80%, 11/01/2029		100	93

			490

Leisure Time — 0.0% (g)
Amadeus IT Group SA, (Spain),
Reg. S, 1.50%, 09/18/2026	EUR	1,000	1,031
Reg. S, 2.88%, 05/20/2027	EUR	500	526

			1,557

Lodging — 0.2%
Accor SA, (France),
Reg. S, 1.75%, 02/04/2026	EUR	6,900	7,159
Reg. S, 2.38%, 11/29/2028	EUR	3,500	3,526
Reg. S, 3.88%, 03/11/2031	EUR	300	319
Hyatt Hotels Corp., 1.80%, 10/01/2024		40	39
4.38%, 09/15/2028		10	10
IHG Finance LLC, Reg. S, 4.38%, 11/28/2029	EUR	7,725	8,469
InterContinental Hotels Group plc, (United Kingdom),
Reg. S, 2.13%, 08/24/2026	GBP	600	708
Reg. S, 2.13%, 05/15/2027	EUR	3,000	3,083
Reg. S, 3.38%, 10/08/2028	GBP	450	530
Reg. S, 3.75%, 08/14/2025	GBP	2,100	2,600
Las Vegas Sands Corp., 5.90%, 06/01/2027		15	15
6.00%, 08/15/2029		45	46
6.20%, 08/15/2034		35	35
Marriott International, Inc., 4.88%, 05/15/2029		30	30
5.00%, 10/15/2027		775	773
5.30%, 05/15/2034		80	79
5.45%, 09/15/2026		87	87
Series HH, 2.85%, 04/15/2031		624	535
Whitbread Group plc, (United Kingdom), Reg. S, 2.38%, 05/31/2027	GBP	1,000	1,153

			29,196

SEE NOTES TO FINANCIAL STATEMENTS.

74	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Retail — 0.2%
Alimentation Couche-Tard, Inc., (Canada),
Reg. S, 4.01%, 02/12/2036	EUR	1,100	1,161
5.27%, 02/12/2034 (e)		560	553
AutoNation, Inc., 4.75%, 06/01/2030		1,300	1,243
AutoZone, Inc., 1.65%, 01/15/2031		2,595	2,085
4.75%, 02/01/2033		850	813
5.20%, 08/01/2033		25	25
6.25%, 11/01/2028		30	31
Darden Restaurants, Inc., 6.30%, 10/10/2033		20	21
Dick’s Sporting Goods, Inc., 4.10%, 01/15/2052		105	74
Greene King Finance plc, (United Kingdom), Series A2, 5.32%, 09/15/2031	GBP	25	32
Home Depot, Inc. (The), 4.20%, 04/01/2043		818	696
4.95%, 06/25/2034		180	179
Lowe’s Cos., Inc., 3.00%, 10/15/2050		10	6
4.50%, 04/15/2030		10	10
McDonald’s Corp.,
Reg. S, 0.90%, 06/15/2026	EUR	1,500	1,530
Reg. S, 1.75%, 05/03/2028	EUR	1,000	1,009
Reg. S, 1.88%, 05/26/2027	EUR	1,000	1,028
Reg. S, 2.38%, 05/31/2029	EUR	200	204
3.63%, 09/01/2049		58	42
4.60%, 05/26/2045		20	17
O’Reilly Automotive, Inc., 3.90%, 06/01/2029		2	2
4.20%, 04/01/2030		8	7
4.70%, 06/15/2032		6	6
Pandora A/S, (Denmark),
Reg. S, 3.88%, 05/31/2030	EUR	3,950	4,216
Reg. S, 4.50%, 04/10/2028	EUR	6,225	6,824
Roadster Finance DAC, (Ireland),
Reg. S, 1.63%, 12/09/2024	EUR	500	529
Reg. S, 2.38%, 12/08/2027	EUR	500	487
Walmart, Inc., 2.55%, 04/08/2026	EUR	2,550	2,697
4.50%, 09/09/2052		15	13
4.50%, 04/15/2053		19	17

			25,557

Total Consumer Cyclical			194,623

Consumer Non-cyclical — 3.6%
Agriculture — 0.6%
Altria Group, Inc., 1.70%, 06/15/2025	EUR	2,000	2,100
3.13%, 06/15/2031	EUR	1,200	1,195
3.40%, 02/04/2041		75	54
3.70%, 02/04/2051		110	75
3.88%, 09/16/2046		95	69
4.00%, 02/04/2061		60	42
5.80%, 02/14/2039		6	6
5.95%, 02/14/2049		6	6

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Agriculture — continued
6.20%, 11/01/2028		75	78
6.20%, 02/14/2059		8	8
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	1,500	1,555
BAT Capital Corp., 2.26%, 03/25/2028		10	9
2.79%, 09/06/2024		55	55
3.22%, 08/15/2024		8	8
3.56%, 08/15/2027		646	614
4.54%, 08/15/2047		4	3
4.76%, 09/06/2049		5	4
5.83%, 02/20/2031		65	66
6.00%, 02/20/2034		15	15
7.08%, 08/02/2043		10	10
7.08%, 08/02/2053		15	16
BAT International Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/13/2027	EUR	625	634
Reg. S, 2.25%, 06/26/2028	GBP	860	967
Reg. S, 2.25%, 01/16/2030	EUR	2,500	2,439
Reg. S, 2.25%, 09/09/2052	GBP	1,500	867
Reg. S, 3.13%, 03/06/2029	EUR	559	578
Reg. S, 4.13%, 04/12/2032	EUR	5,950	6,251
4.45%, 03/16/2028		20	19
5.93%, 02/02/2029		1,825	1,869
Reg. S, 6.00%, 11/24/2034	GBP	600	770
Cargill, Inc., 1.70%, 02/02/2031 (e)		750	613
2.13%, 04/23/2030 (e)		1,500	1,288
Imperial Brands Finance Netherlands BV, (Netherlands), Reg. S, 5.25%, 02/15/2031	EUR	9,300	10,451
Imperial Brands Finance plc, (United Kingdom),
Reg. S, 3.38%, 02/26/2026	EUR	1,161	1,236
Reg. S, 5.50%, 09/28/2026	GBP	4,000	5,065
5.50%, 02/01/2030 (e) (w)		2,000	1,983
JT International Financial Services BV, (Netherlands),
Reg. S, 1.00%, 11/26/2029	EUR	4,700	4,426
Reg. S, 2.75%, 09/28/2033	GBP	4,475	4,678
Reg. S, (EUR Swap Rate 5 Year + 3.18%), 2.88%, 10/07/2083 (aa)	EUR	1,254	1,260
Reg. S, 3.63%, 04/11/2034	EUR	5,000	5,184
Philip Morris International, Inc., 0.13%, 08/03/2026	EUR	1,000	997
1.75%, 11/01/2030		70	57
3.13%, 06/03/2033	EUR	1,000	1,007
3.75%, 01/15/2031	EUR	6,850	7,284
4.25%, 11/10/2044		165	134
4.88%, 11/15/2043		15	13
5.13%, 02/13/2031		635	628
5.25%, 02/13/2034		20	20
6.38%, 05/16/2038		105	113
STG Global Finance BV, (Netherlands), Reg. S, 1.38%, 09/24/2025	EUR	344	353

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	75

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Agriculture — continued
Sudzucker International Finance BV, (Netherlands), Reg. S, 5.13%, 10/31/2027	EUR	500	556
Viterra Finance BV, (Netherlands),
Reg. S, 0.38%, 09/24/2025	EUR	1,000	1,025
Reg. S, 1.00%, 09/24/2028	EUR	2,050	1,941

			70,694

Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036		1,700	1,625
4.90%, 02/01/2046		1,655	1,532
Anheuser-Busch InBev SA, (Belgium), Reg. S, 2.75%, 03/17/2036	EUR	10	10
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 06/01/2040		5	4
Carlsberg Breweries A/S, (Denmark), Reg. S, 3.50%, 11/26/2026	EUR	4,100	4,389
CCEP Finance Ireland DAC, (Ireland),
Reg. S, 0.00%, 09/06/2025	EUR	3,000	3,077
Reg. S, 0.50%, 09/06/2029	EUR	300	276
Coca-Cola Co. (The), 0.13%, 03/09/2029	EUR	4,800	4,455
0.50%, 03/09/2033	EUR	700	592
1.25%, 03/08/2031	EUR	1,000	946
2.75%, 06/01/2060		175	107
3.00%, 03/05/2051		230	156
3.45%, 03/25/2030		70	65
5.40%, 05/13/2064		450	449
Coca-Cola Europacific Partners plc, (United Kingdom),
Reg. S, 1.13%, 04/12/2029	EUR	1,000	960
Reg. S, 1.75%, 03/27/2026	EUR	2,000	2,079
Coca-Cola HBC Finance BV, (Netherlands), Reg. S, 1.63%, 05/14/2031	EUR	3,293	3,105
Constellation Brands, Inc., 2.25%, 08/01/2031		10	8
4.35%, 05/09/2027		35	34
Diageo Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/28/2033	GBP	3,000	2,859
Reg. S, 2.50%, 03/27/2032	EUR	600	604
Reg. S, 2.75%, 06/08/2038	GBP	625	604
Heineken NV, (Netherlands), Reg. S, 2.88%, 08/04/2025	EUR	1,300	1,381
PepsiCo., Inc., 0.40%, 10/09/2032	EUR	1,750	1,483
0.75%, 10/14/2033	EUR	2,950	2,511
1.13%, 03/18/2031	EUR	1,000	935
4.20%, 07/18/2052		45	38
4.65%, 02/15/2053		3	2

			34,286

Biotechnology — 0.1%
Amgen, Inc., 1.90%, 02/21/2025		10	10
4.05%, 08/18/2029		39	37

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Biotechnology — continued
4.40%, 05/01/2045		35	30
5.15%, 03/02/2028		10	10
5.25%, 03/02/2033		1,505	1,503
5.60%, 03/02/2043		615	608
5.65%, 03/02/2053		450	446
Gilead Sciences, Inc., 3.65%, 03/01/2026		65	63
4.00%, 09/01/2036		315	279
4.80%, 04/01/2044		265	240
H Lundbeck A/S, (Denmark), Reg. S, 0.88%, 10/14/2027	EUR	8,200	7,984
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030		90	74
2.80%, 09/15/2050		155	96
Royalty Pharma plc, (United Kingdom), 3.30%, 09/02/2040		65	47

			11,427

Commercial Services — 1.2%
Abertis Infraestructuras SA, (Spain), Reg. S, 3.38%, 11/27/2026	GBP	4,400	5,298
APRR SA, (France), Reg. S, 1.88%, 01/03/2029	EUR	4,000	4,005
ASTM SpA, (Italy),
Reg. S, 1.00%, 11/25/2026	EUR	1,000	1,004
Reg. S, 1.63%, 02/08/2028	EUR	500	498
Automatic Data Processing, Inc., 1.25%, 09/01/2030		10	8
Autoroutes du Sud de la France SA, (France), Reg. S, 1.25%, 01/18/2027	EUR	3,900	3,961
Autostrade per l’Italia SpA, (Italy),
Reg. S, 1.63%, 01/25/2028	EUR	7,000	6,912
Reg. S, 2.25%, 01/25/2032	EUR	7,000	6,480
Ayvens SA, (France), Reg. S, 1.25%, 03/02/2026	EUR	3,000	3,087
Babcock International Group plc, (United Kingdom), Reg. S, 1.38%, 09/13/2027	EUR	22,627	22,460
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 0.89%, 09/29/2025		1,500	1,416
Reg. S, 0.89%, 12/10/2025		200	187
Reg. S, 1.87%, 09/26/2024	AUD	1,000	662
Channel Link Enterprises Finance plc, (United Kingdom), Series A8, Reg. S, (ICE LIBOR EUR 6 Month + 5.90%), 2.71%, 06/30/2050 (aa)	EUR	100	100
Cintas Corp. No. 2, 4.00%, 05/01/2032		30	28
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026	JPY	100,000	615
Edenred SE, (France),
Reg. S, 1.38%, 06/18/2029	EUR	1,000	967
Reg. S, 1.88%, 03/06/2026	EUR	500	520
Elis SA, (France), Reg. S, 3.75%, 03/21/2030	EUR	2,000	2,106

SEE NOTES TO FINANCIAL STATEMENTS.

76	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Commercial Services — continued
Equifax, Inc., 3.10%, 05/15/2030		1,800	1,607
ERAC USA Finance LLC, 3.85%, 11/15/2024 (e)		160	159
4.50%, 02/15/2045 (e)		400	349
4.60%, 05/01/2028 (e)		1,100	1,083
4.90%, 05/01/2033 (e)		865	843
7.00%, 10/15/2037 (e)		800	908
Experian Finance plc, (United Kingdom),
Reg. S, 0.74%, 10/29/2025	GBP	600	713
Reg. S, 1.38%, 06/25/2026	EUR	2,625	2,695
Reg. S, 3.25%, 04/07/2032	GBP	425	482
Global Payments, Inc., 4.88%, 03/17/2031	EUR	2,050	2,267
Holding d’Infrastructures de Transport SASU, (France),
Reg. S, 0.63%, 09/14/2028	EUR	300	282
Reg. S, 2.50%, 05/04/2027	EUR	1,600	1,657
Johns Hopkins University, Series A, 2.81%, 01/01/2060		600	375
Leasys SpA, (Italy), Reg. S, 4.50%, 07/26/2026	EUR	1,000	1,083
ManpowerGroup, Inc.,
Reg. S, 1.75%, 06/22/2026	EUR	1,000	1,036
Reg. S, 3.50%, 06/30/2027	EUR	500	534
Massachusetts Institute of Technology, 3.89%, 07/01/2116		663	491
4.68%, 07/01/2114		550	490
Moody’s Corp., 1.75%, 03/09/2027	EUR	1,125	1,158
Motability Operations Group plc, (United Kingdom), Reg. S, 5.75%, 06/17/2051	GBP	2,425	3,152
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	6
Prosegur Cash SA, (Spain), Reg. S, 1.38%, 02/04/2026	EUR	1,500	1,550
Quanta Services, Inc., 2.35%, 01/15/2032		60	49
2.90%, 10/01/2030		45	40
3.05%, 10/01/2041		30	21
RELX Capital, Inc., 4.75%, 05/20/2032		610	592
RELX Finance BV, (Netherlands),
Reg. S, 0.50%, 03/10/2028	EUR	500	482
Reg. S, 0.88%, 03/10/2032	EUR	9,000	7,955
Reg. S, 1.38%, 05/12/2026	EUR	1,000	1,032
Reg. S, 3.75%, 06/12/2031	EUR	7,000	7,595
Rentokil Initial plc, (United Kingdom), Reg. S, 5.00%, 06/27/2032	GBP	4,000	4,930
S&P Global, Inc., 2.30%, 08/15/2060		41	21
2.45%, 03/01/2027		35	33
5.25%, 09/15/2033 (e)		35	35
Securitas Treasury Ireland DAC, (Ireland), Reg. S, 3.88%, 02/23/2030	EUR	6,525	6,980
SGS Nederland Holding BV, (Netherlands), Reg. S, 0.13%, 04/21/2027	EUR	2,500	2,444

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
Transurban Finance Co. Pty Ltd., (Australia),
Reg. S, 1.45%, 05/16/2029	EUR	12,000	11,584
Reg. S, 2.00%, 08/28/2025	EUR	3,000	3,151
Reg. S, 3.00%, 04/08/2030	EUR	100	103
Reg. S, 4.23%, 04/26/2033	EUR	1,450	1,589
Trustees of Princeton University (The), 4.20%, 03/01/2052		1,295	1,143
University of Oxford, (United Kingdom), Reg. S, 2.54%, 12/08/2117	GBP	1,500	993
University of Southern California, 4.98%, 10/01/2053		656	639
Verisk Analytics, Inc., 5.25%, 06/05/2034		80	79
5.50%, 06/15/2045		28	27
5.75%, 04/01/2033		17	18
Washington University (The), 4.35%, 04/15/2122		255	206
Series 2022, 3.52%, 04/15/2054		900	685
Wellcome Trust Ltd. (The), (United Kingdom),
Reg. S, 1.50%, 07/14/2071	GBP	1,500	722
Reg. S, 2.52%, 02/07/2118	GBP	200	130
West Nippon Expressway Co. Ltd., (Japan), Series 29, 0.31%, 02/12/2026	JPY	200,000	1,240
Wolters Kluwer NV, (Netherlands),
Reg. S, 0.25%, 03/30/2028	EUR	1,500	1,435
Reg. S, 0.75%, 07/03/2030	EUR	4,475	4,115
Reg. S, 1.50%, 03/22/2027	EUR	4,375	4,461
Reg. S, 3.75%, 04/03/2031	EUR	5,000	5,422

			153,185

Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co., 3.70%, 08/01/2047		20	16
Procter & Gamble Co. (The), 0.35%, 05/05/2030	EUR	2,800	2,554
1.88%, 10/30/2038	EUR	325	290
3.25%, 08/02/2031	EUR	3,700	3,973
4.55%, 01/29/2034		1,200	1,180
4.88%, 05/11/2027	EUR	425	476
Reckitt Benckiser Treasury Services Nederland BV, (Netherlands), Reg. S, 0.75%, 05/19/2030	EUR	200	184
Unilever Finance Netherlands BV, (Netherlands),
Reg. S, 1.13%, 02/12/2027	EUR	825	839
Reg. S, 1.13%, 04/29/2028	EUR	1,000	995
Reg. S, 1.25%, 02/28/2031	EUR	1,500	1,414
Reg. S, 1.75%, 03/25/2030	EUR	6,000	5,935
Reg. S, 3.50%, 02/23/2035	EUR	2,850	3,064

			20,920

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	77

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Food — 0.3%
Campbell Soup Co., 5.30%, 03/20/2026		10	10
Conagra Brands, Inc., 5.30%, 11/01/2038		95	90
General Mills, Inc., 0.13%, 11/15/2025	EUR	1,000	1,020
0.45%, 01/15/2026	EUR	3,000	3,056
2.88%, 04/15/2030		46	41
3.65%, 10/23/2030	EUR	2,300	2,463
Hormel Foods Corp., 1.70%, 06/03/2028		4	4
JBS USA Holding Lux Sarl / JBS USA Food Co. / JBS Lux Co. Sarl, (Luxembourg), 3.00%, 05/15/2032		575	473
4.38%, 02/02/2052		3	2
5.75%, 04/01/2033		741	739
6.50%, 12/01/2052		15	15
Kellanova, 0.50%, 05/20/2029	EUR	1,500	1,387
Kerry Group Financial Services Unltd. Co., (Ireland), Reg. S, 2.38%, 09/10/2025	EUR	2,700	2,847
Kraft Heinz Foods Co., Reg. S, 2.25%, 05/25/2028	EUR	1,000	1,025
Kroger Co. (The), 3.95%, 01/15/2050		5	4
Mars, Inc., 2.38%, 07/16/2040 (e)		1,200	811
Mondelez International Holdings Netherlands BV, (Netherlands),
Reg. S, 0.25%, 09/09/2029	EUR	1,000	914
Reg. S, 0.38%, 09/22/2029	EUR	200	183
Mondelez International, Inc., 0.25%, 03/17/2028	EUR	1,000	953
0.75%, 03/17/2033	EUR	500	422
1.50%, 02/04/2031		1,000	800
Nestle Capital Corp., 5.10%, 03/12/2054 (e)		610	587
Nestle Finance International Ltd., (Luxembourg),
Reg. S, 0.00%, 06/14/2026	EUR	1,500	1,512
Reg. S, 0.38%, 05/12/2032	EUR	936	816
Reg. S, 1.25%, 03/29/2031	EUR	1,200	1,143
Reg. S, 3.00%, 03/15/2028	EUR	15	16
Nestle Holdings, Inc., Reg. S, 0.88%, 07/18/2025	EUR	50	52
Pilgrim’s Pride Corp., 3.50%, 03/01/2032		35	30
6.25%, 07/01/2033		115	117
REWE International Finance BV, (Netherlands), Reg. S, 4.88%, 09/13/2030	EUR	5,400	6,009
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 0.88%, 05/29/2026	EUR	1,500	1,527
Reg. S, 1.88%, 11/02/2028	GBP	1,300	1,454
Reg. S, 2.75%, 04/27/2030	GBP	825	926
Reg. S, 5.50%, 02/27/2035	GBP	2,000	2,506
Tyson Foods, Inc., 5.70%, 03/15/2034		440	439
Woolworths Group Ltd., (Australia), Reg. S, 0.38%, 11/15/2028	EUR	1,500	1,391

			35,784

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare—Products — 0.3%
Abbott Laboratories, 4.90%, 11/30/2046		25	24
Agilent Technologies, Inc., 3.05%, 09/22/2026		35	33
Alcon Finance BV, (Netherlands), Reg. S, 2.38%, 05/31/2028	EUR	200	206
American Medical Systems Europe BV, (Netherlands), 3.38%, 03/08/2029	EUR	1,500	1,593
3.50%, 03/08/2032	EUR	2,900	3,060
Becton Dickinson Euro Finance Sarl, (Luxembourg), 1.21%, 06/04/2026	EUR	825	844
Boston Scientific Corp., 0.63%, 12/01/2027	EUR	800	779
6.50%, 11/15/2035		15	17
Danaher Corp., 2.80%, 12/10/2051		15	9
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030		29	25
DH Europe Finance II Sarl, (Luxembourg), 0.20%, 03/18/2026	EUR	3,775	3,822
Edwards Lifesciences Corp., 4.30%, 06/15/2028		45	43
EssilorLuxottica SA, (France), Reg. S, 0.38%, 01/05/2026	EUR	600	614
Medtronic Global Holdings SCA, (Luxembourg), 1.13%, 03/07/2027	EUR	4,000	4,039
1.63%, 10/15/2050	EUR	900	608
1.75%, 07/02/2049	EUR	900	630
3.00%, 10/15/2028	EUR	3,400	3,586
3.38%, 10/15/2034	EUR	4,200	4,413
Medtronic, Inc., 4.15%, 10/15/2053	EUR	270	293
Smith & Nephew plc, (United Kingdom), 4.57%, 10/11/2029	EUR	1,500	1,669
Stryker Corp., 1.00%, 12/03/2031	EUR	1,300	1,159
3.38%, 12/11/2028	EUR	2,200	2,342
Thermo Fisher Scientific Finance I BV, (Netherlands), 1.13%, 10/18/2033	EUR	1,000	872
Thermo Fisher Scientific, Inc., 1.88%, 10/01/2049	EUR	900	650
5.00%, 01/31/2029		25	25
Werfen SA, (Spain), Reg. S, 0.50%, 10/28/2026	EUR	1,200	1,196
Zimmer Biomet Holdings, Inc., 1.16%, 11/15/2027	EUR	1,000	987
2.43%, 12/13/2026	EUR	500	522
2.60%, 11/24/2031		16	13

			34,073

Healthcare—Services — 0.2%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	26
Aetna, Inc., 3.50%, 11/15/2024		58	58
AHS Hospital Corp., Series 2021, 2.78%, 07/01/2051		750	480

SEE NOTES TO FINANCIAL STATEMENTS.

78	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Healthcare—Services — continued
Ascension Health, 3.95%, 11/15/2046		40	34
Centene Corp., 2.45%, 07/15/2028		95	84
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		1,000	880
CommonSpirit Health, 3.91%, 10/01/2050		50	38
Elevance Health, Inc., 5.65%, 06/15/2054		2,050	2,039
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/2041		1,335	937
HCA, Inc., 3.13%, 03/15/2027		2,560	2,418
4.13%, 06/15/2029		105	99
4.63%, 03/15/2052		85	69
5.13%, 06/15/2039		355	330
5.45%, 04/01/2031		30	30
5.60%, 04/01/2034		20	20
6.00%, 04/01/2054		35	35
6.10%, 04/01/2064		40	39
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 06/15/2029 (e)		405	403
5.88%, 06/15/2054 (e)		265	262
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (e)		1,400	1,184
Icon Investments Six DAC, (Ireland), 5.85%, 05/08/2029		825	839
IQVIA, Inc., 6.25%, 02/01/2029		1,067	1,097
Kaiser Foundation Hospitals,
4.15%, 05/01/2047		1,200	1,008
Series 2021, 3.00%, 06/01/2051		50	33
Lonza Finance International NV, (Belgium), Reg. S, 1.63%, 04/21/2027	EUR	2,800	2,852
Mayo Clinic, 3.77%, 11/15/2043		30	25
Series 2021, 3.20%, 11/15/2061		440	296
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052		15	12
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050		1,500	952
MultiCare Health System, 2.80%, 08/15/2050		1,000	607
MyMichigan Health, Series 2020, 3.41%, 06/01/2050		1,495	1,051
New York and Presbyterian Hospital (The), 2.26%, 08/01/2040		1,090	738
4.02%, 08/01/2045		20	17
OhioHealth Corp., 2.30%, 11/15/2031		830	694
2.83%, 11/15/2041		370	268
Series 2020, 3.04%, 11/15/2050		535	375
PeaceHealth Obligated Group,
Series 2020, 1.38%, 11/15/2025		700	659
Series 2020, 3.22%, 11/15/2050		745	495
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032		470	380
Series 2042, 2.72%, 01/01/2042		450	315

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare—Services — continued
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051		50	30
Roche Holdings, Inc., 4.99%, 03/08/2034 (e)		1,950	1,938
5.59%, 11/13/2033 (e)		1,650	1,714
Sentara Healthcare, Series 2021, 2.93%, 11/01/2051		2,365	1,576
Texas Health Resources, 2.33%, 11/15/2050		750	435
Trinity Health Corp., Series 2021, 2.63%, 12/01/2040		230	163
UnitedHealth Group, Inc., 2.00%, 05/15/2030		160	136
3.70%, 08/15/2049		1,100	832
5.20%, 04/15/2063		1,200	1,117
6.05%, 02/15/2063		20	21
Universal Health Services, Inc., 2.65%, 10/15/2030		153	131
2.65%, 01/15/2032		37	30

			30,301

Household Products/Wares — 0.0% (g)
Henkel AG & Co. KGaA, (Germany), Reg. S, 0.50%, 11/17/2032	EUR	1,000	862
Kimberly-Clark Corp., 2.88%, 02/07/2050		25	17
3.10%, 03/26/2030		8	7
Reckitt Benckiser Treasury Services plc, (United Kingdom),
Reg. S, 1.75%, 05/19/2032	GBP	2,175	2,179

			3,065

Pharmaceuticals — 0.4%
AbbVie, Inc., 3.20%, 11/21/2029		4,960	4,556
4.05%, 11/21/2039		25	22
4.40%, 11/06/2042		5	4
4.50%, 05/14/2035		255	241
4.95%, 03/15/2031		10	10
5.05%, 03/15/2034		10	10
5.35%, 03/15/2044		10	10
5.50%, 03/15/2064		210	209
AstraZeneca Finance LLC, 1.75%, 05/28/2028		50	44
AstraZeneca plc, (United Kingdom),
Reg. S, 0.38%, 06/03/2029	EUR	1,500	1,396
Reg. S, 1.25%, 05/12/2028	EUR	1,000	993
4.38%, 11/16/2045		10	9
Bayer AG, (Germany), Reg. S, 1.13%, 01/06/2030	EUR	1,000	924
Bayer Capital Corp. BV, (Netherlands), Reg. S, 2.13%, 12/15/2029	EUR	600	585
Becton Dickinson & Co., 3.79%, 05/20/2050		10	7
4.30%, 08/22/2032		5	5

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	79

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Pharmaceuticals — continued
Bristol-Myers Squibb Co., 6.40%, 11/15/2063		820	896
Cardinal Health, Inc., 4.37%, 06/15/2047		15	12
4.50%, 11/15/2044		5	4
5.45%, 02/15/2034		65	65
Cencora, Inc., 2.70%, 03/15/2031		65	55
3.25%, 03/01/2025		8	8
3.45%, 12/15/2027		5	5
4.25%, 03/01/2045		21	18
4.30%, 12/15/2047		2	2
Cigna Group (The), 2.40%, 03/15/2030		66	57
4.90%, 12/15/2048		800	705
5.60%, 02/15/2054		40	39
CVS Health Corp., 5.05%, 03/25/2048		1,200	1,039
Eli Lilly & Co., 0.50%, 09/14/2033	EUR	1,500	1,271
0.63%, 11/01/2031	EUR	4,800	4,271
1.13%, 09/14/2051	EUR	2,717	1,711
1.38%, 09/14/2061	EUR	1,620	934
1.63%, 06/02/2026	EUR	1,500	1,555
2.13%, 06/03/2030	EUR	3,500	3,522
4.70%, 02/09/2034		1,050	1,032
4.88%, 02/27/2053		270	254
4.95%, 02/27/2063		100	94
GlaxoSmithKline Capital plc, (United Kingdom), 5.25%, 12/19/2033	GBP	640	838
Reg. S, 5.25%, 04/10/2042	GBP	150	188
Johnson & Johnson, 1.15%, 11/20/2028	EUR	1,000	991
2.45%, 09/01/2060		30	17
5.25%, 06/01/2054		1,255	1,267
McKesson Corp., 0.90%, 12/03/2025		10	9
1.50%, 11/17/2025	EUR	1,000	1,041
1.63%, 10/30/2026	EUR	2,000	2,050
3.13%, 02/17/2029	GBP	1,925	2,262
Merck & Co., Inc., 1.38%, 11/02/2036	EUR	1,000	838
1.88%, 10/15/2026	EUR	1,900	1,965
2.35%, 06/24/2040		10	7
2.50%, 10/15/2034	EUR	500	495
2.90%, 12/10/2061		55	33
3.70%, 02/10/2045		10	8
3.90%, 03/07/2039		150	130
4.30%, 05/17/2030		20	20
4.90%, 05/17/2044		285	270
5.00%, 05/17/2053		10	9
5.15%, 05/17/2063		215	205
MSD Netherlands Capital BV, (Netherlands), 3.75%, 05/30/2054	EUR	400	416
Mylan, Inc., 5.20%, 04/15/2048		30	24
Novartis Capital Corp., 2.75%, 08/14/2050		45	29
Novartis Finance SA, (Luxembourg),
Reg. S, 0.63%, 09/20/2028	EUR	1,000	969

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pharmaceuticals — continued
Reg. S, 1.13%, 09/30/2027	EUR	1,000	1,006
Reg. S, 1.38%, 08/14/2030	EUR	1,000	964
Reg. S, 1.70%, 08/14/2038	EUR	1,000	881
Novo Nordisk Finance Netherlands BV, (Denmark), Reg. S, 3.38%, 05/21/2034	EUR	6,475	6,913
Novo Nordisk Finance Netherlands BV, (Netherlands),
Reg. S, 1.13%, 09/30/2027	EUR	1,000	1,004
Reg. S, 1.38%, 03/31/2030	EUR	1,000	970
Pfizer Investment Enterprises Pte Ltd., (Singapore), 5.34%, 05/19/2063		6	6
Sanofi SA, (France), Series 20FX, Reg. S, 1.88%, 03/21/2038	EUR	800	708
Upjohn Finance BV, (Netherlands), Reg. S, 1.36%, 06/23/2027	EUR	1,000	998
Viatris, Inc., 3.85%, 06/22/2040		2,237	1,639
4.00%, 06/22/2050		20	14
Zoetis, Inc.,
4.70%, 02/01/2043		28	25
5.40%, 11/14/2025		40	40

			55,823

Total Consumer Non-cyclical			449,558

Energy — 1.0%
Coal — 0.0% (g)
Teck Resources Ltd., (Canada), 5.40%, 02/01/2043		1,100	1,004

Energy—Alternate Sources — 0.0% (g)
ERG SpA, (Italy),
Reg. S, 0.50%, 09/11/2027	EUR	5,000	4,828
Reg. S, 0.88%, 09/15/2031	EUR	200	171

			4,999

Oil & Gas — 0.7%
Aker BP ASA, (Norway), 2.00%, 07/15/2026 (e)		915	851
3.10%, 07/15/2031 (e)		1,885	1,606
5.60%, 06/13/2028 (e)		795	803
6.00%, 06/13/2033 (e)		715	724
Apache Corp., 5.10%, 09/01/2040		20	17
BP Capital Markets BV, (Netherlands), Reg. S, 4.32%, 05/12/2035	EUR	1,500	1,661
BP Capital Markets plc, (United Kingdom),
Reg. S, 1.64%, 06/26/2029	EUR	1,000	981
Reg. S, 2.27%, 07/03/2026	GBP	2,000	2,409
Reg. S, (EUR Swap Rate 5 Year + 3.78%), 3.63%, 03/22/2029 (aa) (x)	EUR	1,300	1,333
Reg. S, (UK Gilts 5 Year + 3.89%), 4.25%, 03/22/2027 (aa) (x)	GBP	4,900	5,884
Canadian Natural Resources Ltd., (Canada), 3.85%, 06/01/2027		9	9
6.25%, 03/15/2038		10	10
6.50%, 02/15/2037		60	62

SEE NOTES TO FINANCIAL STATEMENTS.

80	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Oil & Gas — continued
Cepsa Finance SA, (Spain),
Reg. S, 2.25%, 02/13/2026	EUR	100	104
Reg. S, 4.13%, 04/11/2031	EUR	400	420
Chevron USA, Inc., 2.34%, 08/12/2050		24	14
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		10	11
ConocoPhillips Co., 5.55%, 03/15/2054		10	10
5.70%, 09/15/2063		535	535
Continental Resources, Inc., 4.90%, 06/01/2044		5	4
Devon Energy Corp., 5.88%, 06/15/2028		1,750	1,756
Diamondback Energy, Inc., 3.13%, 03/24/2031		2,400	2,113
5.15%, 01/30/2030		30	30
5.20%, 04/18/2027		30	30
5.40%, 04/18/2034		10	10
5.75%, 04/18/2054		660	643
6.25%, 03/15/2033		300	315
Eni SpA, (Italy),
Reg. S, 0.63%, 01/23/2030	EUR	500	458
Reg. S, 1.00%, 10/11/2034	EUR	400	326
Reg. S, 1.25%, 05/18/2026	EUR	9,200	9,451
Reg. S, 1.50%, 02/02/2026	EUR	1,000	1,039
Reg. S, 1.50%, 01/17/2027	EUR	2,700	2,759
Reg. S, 1.63%, 05/17/2028	EUR	1,000	1,003
Reg. S, 2.00%, 05/18/2031	EUR	500	481
EOG Resources, Inc., 4.38%, 04/15/2030		10	10
EQT Corp., 5.70%, 04/01/2028		15	15
7.00%, 02/01/2030		3	3
Equinor ASA, (Norway),
Reg. S, 1.38%, 05/22/2032	EUR	825	761
1.75%, 01/22/2026		200	190
2.38%, 05/22/2030		30	26
3.25%, 11/18/2049		30	21
3.63%, 04/06/2040		1,800	1,465
3.70%, 04/06/2050		15	11
Reg. S, 6.88%, 03/11/2031	GBP	150	212
Exxon Mobil Corp., 0.84%, 06/26/2032	EUR	1,050	915
1.41%, 06/26/2039	EUR	1,205	924
3.45%, 04/15/2051		54	39
Helmerich & Payne, Inc., 2.90%, 09/29/2031		700	585
Hess Corp., 5.60%, 02/15/2041		10	10
5.80%, 04/01/2047		6	6
Marathon Oil Corp., 5.30%, 04/01/2029		60	60
5.70%, 04/01/2034		80	82
Marathon Petroleum Corp., 4.50%, 04/01/2048		15	12
5.00%, 09/15/2054		15	13

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oil & Gas — continued
MOL Hungarian Oil & Gas plc, (Hungary), Reg. S, 1.50%, 10/08/2027	EUR	4,300	4,226
Occidental Petroleum Corp., 6.13%, 01/01/2031		60	61
6.63%, 09/01/2030		55	58
8.88%, 07/15/2030		70	81
ORLEN SA, (Poland), Reg. S, 1.13%, 05/27/2028	EUR	1,300	1,257
Ovintiv, Inc., 5.65%, 05/15/2025		735	734
5.65%, 05/15/2028		715	724
Pioneer Natural Resources Co., 1.90%, 08/15/2030		1,050	880
5.10%, 03/29/2026		640	639
Santos Finance Ltd., (Australia), 6.88%, 09/19/2033 (e)		460	487
Shell International Finance BV, (Netherlands),
Reg. S, 0.75%, 08/15/2028	EUR	3,000	2,896
Reg. S, 1.63%, 01/20/2027	EUR	3,900	4,010
Reg. S, 1.88%, 09/15/2025	EUR	1,000	1,051
Reg. S, 1.88%, 04/07/2032	EUR	1,000	954
6.38%, 12/15/2038		15	17
TotalEnergies Capital International SA, (France),
Reg. S, 0.95%, 05/18/2031	EUR	1,000	909
Reg. S, 1.38%, 10/04/2029	EUR	2,000	1,940
Reg. S, 1.49%, 09/04/2030	EUR	1,000	958
Reg. S, 1.54%, 05/31/2039	EUR	1,000	811
TotalEnergies Capital SA, (France), 5.15%, 04/05/2034		1,150	1,153
TotalEnergies SE, (France),
Reg. S, (EUR Swap Rate 5 Year + 1.90%), 2.00%, 01/17/2027 (aa) (x)	EUR	2,000	2,000
Reg. S, (EUR Swap Rate 5 Year + 2.94%), 3.25%, 07/17/2036 (aa) (x)	EUR	500	456
Reg. S, (EUR Swap Rate 5 Year + 3.35%), 3.37%, 10/06/2026 (aa) (x)	EUR	3,500	3,664
Series NC7, Reg. S, (EUR Swap Rate 5 Year + 1.99%), 1.63%, 10/25/2027 (aa) (x)	EUR	1,000	971
Valero Energy Corp., 6.63%, 06/15/2037		65	69
Var Energi ASA, (Norway), 5.00%, 05/18/2027 (e)		1,600	1,566
Reg. S, 5.50%, 05/04/2029	EUR	4,175	4,730

			80,524

Oil & Gas Services — 0.0% (g)
Schlumberger Finance BV, (Netherlands),
Reg. S, 0.25%, 10/15/2027	EUR	1,500	1,455
Reg. S, 0.50%, 10/15/2031	EUR	500	434
Schlumberger Finance France SAS, (France), Reg. S, 1.00%, 02/18/2026	EUR	500	514

			2,403

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	81

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Pipelines — 0.4%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029		8	7
Cheniere Energy, Inc., 5.65%, 04/15/2034 (e)		110	110
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		1,330	1,186
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/2030 (e)		185	189
6.04%, 11/15/2033 (e)		280	287
6.50%, 08/15/2043 (e)		490	512
DCP Midstream Operating LP, 3.25%, 02/15/2032		5	4
5.13%, 05/15/2029		1,500	1,492
5.38%, 07/15/2025		4	4
Enbridge, Inc., (Canada), 5.25%, 04/05/2027		15	15
5.30%, 04/05/2029		15	15
(CMT Index 5 Year + 2.97%), 7.20%, 06/27/2054 (aa)		50	50
(CMT Index 5 Year + 3.12%), 7.38%, 03/15/2055 (aa)		10	10
Energy Transfer LP, 4.20%, 04/15/2027		5,800	5,626
5.25%, 04/15/2029		135	134
5.40%, 10/01/2047		95	85
5.55%, 02/15/2028		1,210	1,220
5.75%, 02/15/2033		1,455	1,470
6.05%, 12/01/2026		1,710	1,732
6.40%, 12/01/2030		620	652
6.55%, 12/01/2033		246	261
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (aa) (x)		1,490	1,470
EnLink Midstream Partners LP, 5.05%, 04/01/2045		35	29
Enterprise Products Operating LLC, 4.15%, 10/16/2028		20	19
4.20%, 01/31/2050		40	32
5.10%, 02/15/2045		1,700	1,586
(CME Term SOFR 3 Month + 2.83%), 5.38%, 02/15/2078 (aa)		600	560
Erdoel-Lagergesellschaft mbH, (Austria), Reg. S, 2.75%, 03/20/2028	EUR	200	209
Kinder Morgan Energy Partners LP, 4.70%, 11/01/2042		850	715
Kinder Morgan, Inc., 1.75%, 11/15/2026		40	37
2.25%, 03/16/2027	EUR	1,500	1,547
4.80%, 02/01/2033		100	95
5.00%, 02/01/2029		30	29
MPLX LP, 2.65%, 08/15/2030		1,585	1,368
4.13%, 03/01/2027		48	47
4.50%, 04/15/2038		130	114
4.70%, 04/15/2048		1,272	1,051
4.88%, 06/01/2025		2,300	2,280
4.90%, 04/15/2058		20	17

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pipelines — continued
4.95%, 03/14/2052		865	738
5.50%, 06/01/2034		40	39
5.50%, 02/15/2049		60	55
ONEOK Partners LP, 6.65%, 10/01/2036		50	53
ONEOK, Inc., 2.20%, 09/15/2025		1,010	970
3.40%, 09/01/2029		220	202
3.95%, 03/01/2050		15	11
4.45%, 09/01/2049		2,562	2,024
5.00%, 03/01/2026		400	397
5.20%, 07/15/2048		14	12
5.65%, 11/01/2028		325	330
5.85%, 01/15/2026		25	25
6.05%, 09/01/2033		1,100	1,135
6.10%, 11/15/2032		31	32
6.35%, 01/15/2031		40	42
7.15%, 01/15/2051		7	8
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029		100	91
Targa Resources Corp., 4.20%, 02/01/2033		100	90
4.95%, 04/15/2052		115	98
5.20%, 07/01/2027		965	963
6.13%, 03/15/2033		285	294
6.15%, 03/01/2029		75	78
6.50%, 02/15/2053		520	549
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/2031		75	71
5.00%, 01/15/2028		69	68
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030		80	72
7.85%, 02/01/2026		48	50
Western Midstream Operating LP, 4.05%, 02/01/2030		660	614
4.50%, 03/01/2028		1,200	1,157
4.65%, 07/01/2026		480	471
6.15%, 04/01/2033		100	103
Williams Cos., Inc. (The), 3.50%, 11/15/2030		1,900	1,724
5.30%, 08/15/2028		2,350	2,358
5.80%, 11/15/2043		5	5

			41,195

Total Energy			130,125

Financial — 10.6%
Banks — 7.1%
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.40%, 09/17/2041	EUR	100	65
Reg. S, 1.25%, 01/10/2033	EUR	100	92
Reg. S, 1.38%, 01/12/2037	EUR	100	86
Reg. S, 1.45%, 04/12/2038	EUR	100	85
Reg. S, 4.38%, 10/20/2028	EUR	3,500	3,846

SEE NOTES TO FINANCIAL STATEMENTS.

82	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.45%), 5.50%, 09/21/2033 (aa)	EUR	1,100	1,223
(CMT Index 1 Year + 1.65%), 6.34%, 09/18/2027 (aa) (e)		1,100	1,115
(CMT Index 1 Year + 1.55%), 6.58%, 10/13/2026 (aa) (e)		2,100	2,121
Achmea Bank NV, (Netherlands), Reg. S, 0.50%, 02/20/2026	EUR	100	102
AIB Group plc, (Ireland), Reg. S, (EUR Swap Rate 1 Year + 1.30%), 2.25%, 04/04/2028 (aa)	EUR	1,000	1,027
AMCO - Asset Management Co. SpA, (Italy),
Reg. S, 0.75%, 04/20/2028	EUR	163	154
Reg. S, 4.63%, 02/06/2027	EUR	200	217
ANZ New Zealand Int’l Ltd., (New Zealand), Reg. S, 0.20%, 09/23/2027	EUR	6,000	5,785
Argenta Spaarbank NV, (Belgium), Reg. S, 3.38%, 06/22/2028	EUR	100	107
Arion Banki HF, (Iceland),
Reg. S, 0.05%, 10/05/2026	EUR	100	99
Reg. S, 0.38%, 07/14/2025	EUR	2,950	3,043
Arkea Public Sector SCF SA, (France), Reg. S, 3.11%, 02/28/2029	EUR	100	107
ASB Bank Ltd., (New Zealand),
Reg. S, 0.25%, 09/08/2028	EUR	1,000	933
Reg. S, 0.50%, 09/24/2029	EUR	1,000	926
Australia & New Zealand Banking Group Ltd., (Australia), Reg. S, (EUR Swap Rate 5 Year + 1.12%), 0.67%, 05/05/2031 (aa)	EUR	2,925	2,923
Banca Monte dei Paschi di Siena SpA, (Italy),
Reg. S, 0.88%, 10/08/2026	EUR	3,504	3,528
Reg. S, 3.50%, 04/23/2029	EUR	100	107
Banco Bilbao Vizcaya Argentaria SA, (Spain),
Reg. S, (ICE LIBOR EUR 3 Month + 0.52%), 0.13%, 03/24/2027 (aa)	EUR	6,700	6,759
Reg. S, 0.38%, 11/15/2026	EUR	1,000	995
Reg. S, 0.50%, 01/14/2027	EUR	1,000	991
Reg. S, 1.00%, 06/21/2026	EUR	1,000	1,019
Reg. S, 3.13%, 07/17/2027	EUR	100	107
Reg. S, 3.38%, 09/20/2027	EUR	6,800	7,272
Reg. S, 3.50%, 02/10/2027	EUR	500	532
Reg. S, 3.50%, 03/26/2031	EUR	900	956
Banco BPI SA, (Portugal), Reg. S, 3.63%, 07/04/2028	EUR	1,600	1,731
Banco BPM SpA, (Italy), Reg. S, 3.38%, 01/24/2030	EUR	100	107
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 1 Year + 1.55%), 1.13%, 03/11/2027 (aa)	EUR	2,900	2,979
Reg. S, 1.75%, 05/30/2029	EUR	100	99

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Banco di Desio e della Brianza SpA, (Italy), Reg. S, 4.00%, 03/13/2028	EUR	1,700	1,843
Banco Santander SA, (Spain),
Reg. S, 0.10%, 02/27/2032	EUR	200	168
Reg. S, 0.20%, 02/11/2028	EUR	5,900	5,614
Reg. S, 1.13%, 10/25/2028	EUR	100	98
Reg. S, 1.38%, 01/05/2026	EUR	200	207
Reg. S, 1.63%, 10/22/2030	EUR	800	738
Reg. S, 2.38%, 09/08/2027	EUR	100	104
Reg. S, (EUR Swap Rate 1 Year + 1.05%), 3.63%, 09/27/2026 (aa)	EUR	2,000	2,138
Reg. S, 5.13%, 01/25/2030	GBP	1,000	1,261
5.29%, 08/18/2027		200	199
(CMT Index 1 Year + 1.45%), 5.54%, 03/14/2030 (aa)		4,800	4,767
6.94%, 11/07/2033		1,400	1,532
Series DIP, Reg. S, 3.25%, 04/04/2026	EUR	10,000	10,599
Banco Santander Totta SA, (Portugal), Reg. S, 1.25%, 09/26/2027	EUR	100	100
Bank of America Corp.,
Reg. S, (ICE LIBOR EUR 3 Month + 0.89%), 1.66%, 04/25/2028 (aa)	EUR	2,340	2,382
Reg. S, (UK Gilts 1 Year + 1.10%), 1.67%, 06/02/2029 (aa)	GBP	2,000	2,215
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		1,425	1,321
Reg. S, (ICE LIBOR EUR 3 Month + 0.91%), 1.95%, 10/27/2026 (aa)	EUR	2,000	2,091
(United States SOFR + 1.06%), 2.09%, 06/14/2029 (aa)		1,500	1,331
(United States SOFR + 1.22%), 2.30%, 07/21/2032 (aa)		1,000	820
Reg. S, 2.30%, 07/25/2025	GBP	1,000	1,224
(CME Term SOFR 3 Month + 1.25%), 2.50%, 02/13/2031 (aa)		3,300	2,854
(United States SOFR + 1.05%), 2.55%, 02/04/2028 (aa)		5	5
(United States SOFR + 1.21%), 2.57%, 10/20/2032 (aa)		2,605	2,163
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,720	1,207
(United States SOFR + 1.32%), 2.69%, 04/22/2032 (aa)		2,150	1,820
(CME Term SOFR 3 Month + 1.45%), 2.88%, 10/22/2030 (aa)		5	4
(United States SOFR + 1.33%), 2.97%, 02/04/2033 (aa)		140	119
(United States SOFR + 1.58%), 3.31%, 04/22/2042 (aa)		10	8
(CME Term SOFR 3 Month + 1.30%), 3.42%, 12/20/2028 (aa)		350	329
Reg. S, (UK Gilts 1 Year + 1.75%), 3.58%, 04/27/2031 (aa)	GBP	1,500	1,752

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	83

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
(CME Term SOFR 3 Month + 1.63%), 3.59%, 07/21/2028 (aa)		660	628
(CME Term SOFR 3 Month + 1.33%), 3.97%, 03/05/2029 (aa)		120	115
(CME Term SOFR 3 Month + 1.58%), 4.08%, 04/23/2040 (aa)		10	8
(CME Term SOFR 3 Month + 3.41%), 4.08%, 03/20/2051 (aa)		10	8
(United States SOFR + 1.58%), 4.38%, 04/27/2028 (aa)		150	146
4.88%, 04/01/2044		5	5
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		1,010	1,002
(United States SOFR + 2.16%), 5.02%, 07/22/2033 (aa)		120	118
(United States SOFR + 1.63%), 5.20%, 04/25/2029 (aa)		30	30
(United States SOFR + 1.91%), 5.29%, 04/25/2034 (aa)		1,236	1,224
Reg. S, 7.00%, 07/31/2028	GBP	650	879
Series N, (United States SOFR + 1.22%), 2.65%, 03/11/2032 (aa)		1,000	848
Series N, (United States SOFR + 1.65%), 3.48%, 03/13/2052 (aa)		90	65
Bank of Montreal, (Canada),
Reg. S, 0.05%, 06/08/2029	EUR	100	92
Reg. S, 0.13%, 01/26/2027	EUR	1,800	1,777
Reg. S, 1.00%, 04/05/2026	EUR	100	103
3.70%, 06/07/2025		40	39
5.30%, 06/05/2026		10	10
5.72%, 09/25/2028		30	31
5.92%, 09/25/2025		20	20
Bank of New York Mellon Corp. (The),
(United States SOFR + 1.35%), 4.41%, 07/24/2026 (aa)		13	13
(United States SOFR + 1.17%), 4.54%, 02/01/2029 (aa)		20	20
(United States SOFR + 1.51%), 4.71%, 02/01/2034 (aa)		10	9
(SOFR Compounded Index + 1.80%), 5.80%, 10/25/2028 (aa)		7	7
Bank of New Zealand, (New Zealand),
Reg. S, 2.55%, 06/29/2027	EUR	100	104
Reg. S, 3.71%, 12/20/2028	EUR	1,150	1,247
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.01%, 01/14/2027	EUR	1,900	1,873
Reg. S, 0.38%, 03/26/2030	EUR	100	91
1.05%, 03/02/2026		20	19
3.45%, 04/11/2025		45	44
Bank of Queensland Ltd., (Australia), Reg. S, 1.84%, 06/09/2027	EUR	7,600	7,785
Bankinter SA, (Spain),
Reg. S, 0.88%, 07/08/2026	EUR	3,000	3,039

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.25%, 12/23/2032 (aa)	EUR	1,900	1,846
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.01%, 05/11/2026	EUR	1,000	1,003
Reg. S, 0.63%, 11/03/2028	EUR	1,000	935
Reg. S, 0.75%, 06/08/2026	EUR	1,000	1,014
Reg. S, 0.75%, 01/17/2030	EUR	1,000	907
Reg. S, 1.13%, 11/19/2031	EUR	600	513
Reg. S, 1.25%, 05/26/2027	EUR	1,000	1,003
Reg. S, 1.25%, 06/03/2030	EUR	1,000	922
Reg. S, 1.38%, 07/16/2028	EUR	3,000	2,942
Reg. S, 1.88%, 11/04/2026	EUR	1,200	1,228
Reg. S, 1.88%, 06/18/2029	EUR	1,000	966
Reg. S, 2.50%, 05/25/2028	EUR	1,500	1,527
Reg. S, 2.63%, 11/06/2029	EUR	500	503
Reg. S, 3.00%, 09/11/2025	EUR	7,000	7,416
Reg. S, 3.13%, 09/14/2027	EUR	3,400	3,585
Reg. S, 3.63%, 09/14/2032	EUR	3,000	3,200
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 3.88%, 06/16/2032 (aa)	EUR	1,000	1,056
4.94%, 01/26/2026 (e)		2,000	1,983
Reg. S, 5.00%, 10/22/2029	GBP	6,600	8,317
5.90%, 07/13/2026 (e)		2,800	2,822
Barclays Bank plc, (United Kingdom), Reg. S, 5.75%, 09/14/2026	GBP	90	114
Barclays plc, (United Kingdom),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.85%), 0.88%, 01/28/2028 (aa)	EUR	2,000	1,992
Reg. S, 3.00%, 05/08/2026	GBP	100	121
Reg. S, 3.25%, 02/12/2027	GBP	1,200	1,435
Reg. S, (UK Gilts 5 Year + 3.75%), 3.75%, 11/22/2030 (aa)	GBP	825	1,006
(United States SOFR + 1.49%), 5.67%, 03/12/2028 (aa)		1,320	1,322
(United States SOFR + 2.42%), 6.04%, 03/12/2055 (aa)		210	214
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)		1,120	1,139
Basellandschaftliche Kantonalbank, (Switzerland), Reg. S, 0.38%, 05/13/2030	CHF	100	106
Bausparkasse Schwaebisch Hall AG, (Germany), Reg. S, 2.00%, 05/17/2034	EUR	100	96
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, (Austria),
Reg. S, 0.10%, 05/12/2031	EUR	100	87
Reg. S, 2.00%, 08/25/2032	EUR	100	97
Bayerische Landesbank, (Germany),
Reg. S, 0.05%, 04/30/2031	EUR	50	43
Reg. S, 0.13%, 02/10/2028	EUR	100	94
Reg. S, 0.13%, 11/02/2029	EUR	50	46

SEE NOTES TO FINANCIAL STATEMENTS.

84	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.38%, 11/22/2032 (aa)	EUR	100	94
Reg. S, 2.13%, 09/01/2031	EUR	50	50
Reg. S, 3.75%, 02/07/2029	EUR	200	216
Reg. S, 4.25%, 06/21/2027	EUR	400	436
Belfius Bank SA, (Belgium),
Reg. S, 0.00%, 08/28/2026	EUR	200	198
Reg. S, 0.13%, 09/14/2026	EUR	100	100
Reg. S, 0.13%, 02/08/2028	EUR	600	572
Reg. S, 3.25%, 10/18/2027	EUR	100	107
Reg. S, 4.13%, 09/12/2029	EUR	100	110
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 4.88%, 06/11/2035 (aa)	EUR	500	541
Bendigo & Adelaide Bank Ltd., (Australia), Reg. S, 4.02%, 10/04/2026	EUR	100	108
Berlin Hyp AG, (Germany),
Reg. S, 0.01%, 08/24/2026	EUR	100	100
Reg. S, 0.01%, 07/07/2028	EUR	100	95
Reg. S, 1.75%, 05/10/2032	EUR	50	48
Reg. S, 3.00%, 01/10/2033	EUR	50	53
BNP Paribas SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 0.73%), 0.50%, 02/19/2028 (aa)	EUR	1,000	982
Reg. S, (ICE LIBOR EUR 3 Month + 0.83%), 0.50%, 01/19/2030 (aa)	EUR	3,500	3,216
Reg. S, 0.63%, 12/03/2032	EUR	1,400	1,152
Reg. S, (ICE LIBOR EUR 3 Month + 0.83%), 0.88%, 07/11/2030 (aa)	EUR	100	92
Reg. S, (EUR Swap Rate 5 Year + 1.17%), 0.88%, 08/31/2033 (aa)	EUR	1,000	930
Reg. S, 1.13%, 06/11/2026	EUR	1,000	1,020
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.13%, 01/15/2032 (aa)	EUR	1,500	1,478
Reg. S, 1.38%, 05/28/2029	EUR	200	191
Reg. S, 1.50%, 05/23/2028	EUR	500	494
Reg. S, 1.50%, 05/25/2028	EUR	1,500	1,490
(United States SOFR + 0.91%), 1.68%, 06/30/2027 (aa) (e)		1,250	1,155
Reg. S, 1.88%, 12/14/2027	GBP	2,000	2,267
Reg. S, 2.10%, 04/07/2032	EUR	1,500	1,414
Reg. S, 2.25%, 01/11/2027	EUR	500	516
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.60%), 2.50%, 03/31/2032 (aa)	EUR	2,500	2,544
Reg. S, 2.88%, 02/24/2029	GBP	2,000	2,273
Reg. S, 3.38%, 01/23/2026	GBP	600	736
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 4.13%, 09/26/2032 (aa)	EUR	2,600	2,852
(United States SOFR + 1.52%), 5.18%, 01/09/2030 (aa) (e)		1,925	1,906
Reg. S, 5.75%, 06/13/2032	GBP	1,500	1,929
BPCE SA, (France),
Reg. S, 0.25%, 01/15/2026	EUR	6,200	6,297

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 0.25%, 01/14/2031	EUR	1,900	1,635
Reg. S, 1.00%, 12/22/2025	GBP	2,000	2,374
Reg. S, 1.00%, 10/05/2028	EUR	500	483
Reg. S, 3.50%, 01/25/2028	EUR	10,000	10,664
Reg. S, 4.00%, 11/29/2032	EUR	4,300	4,676
4.63%, 07/11/2024 (e)		1,200	1,199
Reg. S, 4.88%, 10/22/2030	GBP	1,500	1,870
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.65%), 5.75%, 06/01/2033 (aa)	EUR	2,900	3,255
(United States SOFR + 1.85%), 5.94%, 05/30/2035 (aa) (e)		1,645	1,642
(United States SOFR + 2.10%), 5.98%, 01/18/2027 (aa) (e)		1,700	1,701
BPER Banca SPA, (Italy), Reg. S, 3.25%, 01/22/2031	EUR	100	106
Caixa Geral de Depositos SA, (Portugal),
Reg. S, (EUR Swap Rate 1 Year + 0.70%), 0.38%, 09/21/2027 (aa)	EUR	500	497
Reg. S, (EUR Swap Rate 1 Year + 2.75%), 5.75%, 10/31/2028 (aa)	EUR	100	113
CaixaBank SA, (Spain),
Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 0.50%, 02/09/2029 (aa)	EUR	1,500	1,429
Reg. S, (ICE LIBOR EUR 3 Month + 1.00%), 0.75%, 05/26/2028 (aa)	EUR	2,100	2,074
Reg. S, 1.00%, 09/25/2025	EUR	100	104
Reg. S, 1.25%, 01/11/2027	EUR	200	203
Reg. S, (EUR Swap Rate 5 Year + 1.63%), 1.25%, 06/18/2031 (aa)	EUR	500	505
Reg. S, 1.38%, 06/19/2026	EUR	2,300	2,359
Reg. S, 3.75%, 09/07/2029	EUR	500	543
(United States SOFR + 1.78%), 5.67%, 03/15/2030 (aa) (e)		215	214
(United States SOFR + 2.08%), 6.68%, 09/13/2027 (aa) (e)		1,750	1,784
Caja Rural de Navarra SCC, (Spain), Reg. S, 3.00%, 04/26/2027	EUR	100	106
Cajamar Caja Rural SCC, (Spain), Reg. S, 3.38%, 07/25/2029	EUR	3,400	3,625
Canadian Imperial Bank of Commerce, (Canada),
Reg. S, 0.01%, 04/30/2029	EUR	4,000	3,671
Reg. S, 0.04%, 07/09/2027	EUR	100	97
5.26%, 04/08/2029		10	10
Cie de Financement Foncier SA, (France),
Reg. S, 0.38%, 04/09/2027	EUR	100	99
Reg. S, 0.60%, 10/25/2041	EUR	100	69
Reg. S, 0.75%, 05/29/2026	EUR	100	102
Reg. S, 2.38%, 03/15/2030	EUR	100	103
Reg. S, 3.13%, 04/24/2027	EUR	100	107
Reg. S, 3.38%, 09/16/2031	EUR	100	108
Reg. S, 3.88%, 04/25/2055	EUR	20	23

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	85

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Citigroup, Inc.,
Reg. S, (ICE LIBOR EUR 3 Month + 1.66%), 1.25%, 07/06/2026 (aa)	EUR	2,000	2,088
(United States SOFR + 0.77%), 1.46%, 06/09/2027 (aa)		3,100	2,873
(United States SOFR + 1.18%), 2.52%, 11/03/2032 (aa)		465	383
(United States SOFR + 1.17%), 2.56%, 05/01/2032 (aa)		1,275	1,064
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,600	3,092
(United States SOFR + 1.38%), 2.90%, 11/03/2042 (aa)		5	4
(United States SOFR + 1.42%), 2.98%, 11/05/2030 (aa)		180	160
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		135	132
(United States SOFR + 1.94%), 3.79%, 03/17/2033 (aa)		10	9
(CME Term SOFR 3 Month + 2.10%), 4.28%, 04/24/2048 (aa)		20	17
4.40%, 06/10/2025		3,500	3,452
4.65%, 07/23/2048		5	4
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		1,485	1,477
(United States SOFR + 4.55%), 5.32%, 03/26/2041 (aa)		10	10
(United States SOFR + 1.45%), 5.45%, 06/11/2035 (aa)		900	895
(United States SOFR + 2.06%), 5.83%, 02/13/2035 (aa)		1,940	1,926
(United States SOFR + 2.66%), 6.17%, 05/25/2034 (aa)		40	41
Clydesdale Bank plc, (United Kingdom), Reg. S, 2.50%, 06/22/2027	EUR	5,000	5,205
Comerica, Inc., (United States SOFR + 2.16%), 5.98%, 01/30/2030 (aa)		718	708
Commerzbank AG, (Germany),
Reg. S, 0.01%, 03/11/2030	EUR	100	90
Reg. S, 0.10%, 09/11/2025	EUR	939	965
Reg. S, 0.25%, 01/12/2032	EUR	100	87
Reg. S, 0.88%, 09/08/2025	EUR	100	104
Reg. S, 1.00%, 03/04/2026	EUR	1,500	1,544
Reg. S, 1.13%, 06/22/2026	EUR	1,100	1,122
Reg. S, 2.88%, 04/28/2026	EUR	100	106
Reg. S, (ICE LIBOR EUR 3 Month + 1.50%), 3.00%, 09/14/2027 (aa)	EUR	3,100	3,256
Reg. S, 3.13%, 04/20/2029	EUR	100	107
Reg. S, (ICE LIBOR EUR 3 Month + 2.10%), 4.63%, 01/17/2031 (aa)	EUR	2,300	2,511
Commonwealth Bank of Australia, (Australia),
Reg. S, 0.75%, 02/28/2028	EUR	100	98

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 1.13%, 01/18/2028	EUR	1,000	997
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.94%, 10/03/2029 (aa)	EUR	1,825	1,942
Reg. S, 3.25%, 10/24/2025	EUR	100	107
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.35%), 4.27%, 06/04/2034 (aa)	EUR	5,300	5,688
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 11/27/2040	EUR	100	63
Reg. S, 0.13%, 12/01/2031	EUR	100	87
Reg. S, 0.75%, 03/02/2032	EUR	100	90
Reg. S, 0.88%, 02/08/2028	EUR	200	199
Reg. S, (ICE LIBOR EUR 3 Month + 1.18%), 0.88%, 05/05/2028 (aa)	EUR	700	695
Reg. S, 0.88%, 02/01/2029	EUR	100	97
Reg. S, 1.25%, 03/23/2026	EUR	1,475	1,524
Reg. S, 1.38%, 02/03/2027	EUR	25	26
Reg. S, (EUR Swap Rate 5 Year + 1.95%), 3.88%, 11/30/2032 (aa)	EUR	2,100	2,232
4.38%, 08/04/2025		250	246
Reg. S, (ICE LIBOR EUR 3 Month + 1.55%), 4.63%, 01/27/2028 (aa)	EUR	5,700	6,251
Reg. S, 5.25%, 05/23/2041	GBP	50	64
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.13%, 03/15/2033	EUR	100	81
Reg. S, 3.50%, 01/15/2030	EUR	100	108
Credit Agricole SA, (France),
Reg. S, 0.38%, 10/21/2025	EUR	7,000	7,183
Reg. S, 1.75%, 03/05/2029	EUR	1,100	1,077
Reg. S, (UK Gilts 5 Year + 1.50%), 1.87%, 12/09/2031 (aa)	GBP	600	687
Reg. S, 1.88%, 12/20/2026	EUR	1,000	1,027
Reg. S, (ICE LIBOR EUR 3 Month + 0.77%), 1.88%, 04/22/2027 (aa)	EUR	1,000	1,035
Reg. S, 3.75%, 01/22/2034	EUR	3,300	3,527
Reg. S, (ICE LIBOR EUR 3 Month + 1.35%), 4.00%, 10/12/2026 (aa)	EUR	2,000	2,145
Reg. S, 4.00%, 01/18/2033	EUR	2,500	2,738
Reg. S, (UK Gilts 1 Year + 2.60%), 5.75%, 11/29/2027 (aa)	GBP	3,000	3,806
Reg. S, (UK Gilts 1 Year + 2.18%), 6.38%, 06/14/2031 (aa)	GBP	4,300	5,691
Credit Mutuel Arkea SA, (France),
Reg. S, 3.25%, 06/01/2026	EUR	500	529
Reg. S, 3.38%, 09/19/2027	EUR	3,000	3,189
Reg. S, 4.25%, 12/01/2032	EUR	3,600	3,969
Credit Suisse Group AG, (Switzerland), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 4.95%), 7.75%, 03/01/2029 (aa)	EUR	1,000	1,210
Credit Suisse Schweiz AG, (Switzerland),
Reg. S, 0.00%, 10/31/2030	CHF	25	26
Reg. S, 3.39%, 12/05/2025	EUR	100	107

SEE NOTES TO FINANCIAL STATEMENTS.

86	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Credito Emiliano SpA, (Italy),
Reg. S, (ICE LIBOR EUR 3 Month + 1.05%), 1.13%, 01/19/2028 (aa)	EUR	2,000	2,003
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 4.88%, 03/26/2030 (aa)	EUR	3,900	4,343
Crelan SA, (Belgium),
Reg. S, 5.75%, 01/26/2028	EUR	900	1,016
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 2.85%), 6.00%, 02/28/2030 (aa)	EUR	2,000	2,277
Danske Bank A/S, (Denmark),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 0.50%, 08/27/2025 (aa)	EUR	425	453
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.88%), 0.75%, 06/09/2029 (aa)	EUR	1,100	1,048
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.00%, 05/15/2031 (aa)	EUR	1,000	1,014
Reg. S, (EUR Swap Rate 1 Year + 0.85%), 1.38%, 02/17/2027 (aa)	EUR	1,000	1,029
Reg. S, (UK Gilts 1 Year + 1.65%), 2.25%, 01/14/2028 (aa)	GBP	5,000	5,835
(CMT Index 1 Year + 0.95%), 5.43%, 03/01/2028 (aa) (e)		1,090	1,091
(CMT Index 1 Year + 1.18%), 6.26%, 09/22/2026 (aa) (e)		1,480	1,490
(CMT Index 1 Year + 2.10%), 6.47%, 01/09/2026 (aa) (e)		1,175	1,178
Danske Hypotek AB, (Sweden),
Series 2512, Reg. S, 1.00%, 12/17/2025	SEK	2,000	183
Series 2812, Reg. S, 3.50%, 12/20/2028	SEK	2,000	193
Danske Mortgage Bank plc, (Finland), Reg. S, 0.01%, 11/24/2026	EUR	100	99
de Volksbank NV, (Netherlands),
Reg. S, 0.38%, 03/03/2028	EUR	2,000	1,891
Reg. S, 1.00%, 03/08/2028	EUR	100	99
Reg. S, (EUR Swap Rate 5 Year + 2.10%), 1.75%, 10/22/2030 (aa)	EUR	200	206
Reg. S, 4.63%, 11/23/2027	EUR	300	328
Reg. S, 4.88%, 03/07/2030	EUR	300	335
Deutsche Apotheker-und Aerztebank eG, (Germany), Reg. S, 0.01%, 02/06/2029	EUR	100	93
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	68
Reg. S, (ICE LIBOR EUR 3 Month + 1.67%), 1.38%, 06/10/2026 (aa)	EUR	1,000	1,047
Reg. S, 1.63%, 01/20/2027	EUR	2,100	2,128
Reg. S, (ICE LIBOR EUR 3 Month + 1.38%), 1.88%, 02/23/2028 (aa)	EUR	2,900	2,942
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (aa)		2,950	2,800
Reg. S, 2.25%, 09/20/2027	EUR	100	104

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(United States SOFR + 1.22%), 2.31%, 11/16/2027 (aa)		200	185
Reg. S, 3.13%, 10/19/2026	EUR	100	107
(United States SOFR + 2.76%), 3.73%, 01/14/2032 (aa)		2,160	1,823
Reg. S, (SONIA Interest Rate Benchmark + 1.94%), 4.00%, 06/24/2026 (aa)	GBP	2,000	2,485
Reg. S, (ICE LIBOR EUR 3 Month + 2.95%), 5.00%, 09/05/2030 (aa)	EUR	600	663
Reg. S, (ICE LIBOR EUR 3 Month + 2.50%), 5.38%, 01/11/2029 (aa)	EUR	1,300	1,449
Reg. S, (EUR Swap Rate 5 Year + 6.00%), 5.63%, 05/19/2031 (aa)	EUR	800	870
(United States SOFR + 2.52%), 7.15%, 07/13/2027 (aa)		200	205
Deutsche Kreditbank AG, (Germany),
Reg. S, 1.63%, 05/05/2032	EUR	50	48
Reg. S, 3.00%, 07/02/2030 (w)	EUR	100	107
Deutsche Pfandbriefbank AG, (Germany),
Reg. S, 0.63%, 08/30/2027	EUR	100	98
Reg. S, 1.00%, 04/13/2026	EUR	100	102
DNB Bank ASA, (Norway), Reg. S, (EUR Swap Rate 5 Year + 2.00%), 4.63%, 02/28/2033 (aa)	EUR	3,425	3,716
DNB Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 05/12/2028	EUR	5,000	4,755
Reg. S, 0.01%, 01/21/2031	EUR	100	88
Reg. S, 2.88%, 03/12/2029	EUR	100	106
DZ HYP AG, (Germany),
Reg. S, 0.01%, 06/23/2028	EUR	100	95
Reg. S, 0.01%, 10/27/2028	EUR	25	23
Reg. S, 0.38%, 06/06/2025	EUR	100	104
Reg. S, 0.38%, 03/31/2026	EUR	100	102
Reg. S, 0.88%, 04/17/2034	EUR	100	87
Reg. S, 3.00%, 10/29/2027	EUR	50	53
Reg. S, 3.00%, 11/30/2032	EUR	100	106
Eika Boligkreditt A/S, (Norway), Reg. S, 0.01%, 03/12/2027	EUR	100	98
Erste Group Bank AG, (Austria),
Reg. S, 0.01%, 09/11/2029	EUR	100	91
Reg. S, (ICE LIBOR EUR 3 Month + 0.52%), 0.10%, 11/16/2028 (aa)	EUR	1,000	957
Reg. S, 0.13%, 05/17/2028	EUR	1,000	950
Reg. S, 0.50%, 01/12/2037	EUR	100	76
Reg. S, 0.88%, 05/22/2026	EUR	1,000	1,018
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.10%), 0.88%, 11/15/2032 (aa)	EUR	4,500	4,307
Reg. S, 1.50%, 04/07/2026	EUR	1,000	1,036
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.10%), 1.63%, 09/08/2031 (aa)	EUR	1,000	1,011
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 4.00%, 01/16/2031 (aa)	EUR	1,500	1,642

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	87

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 4.25%, 05/30/2030 (aa)	EUR	2,200	2,420
Federation des Caisses Desjardins du Quebec, (Canada), Reg. S, 0.01%, 04/08/2026	EUR	100	101
Fifth Third Bancorp,
(United States SOFR + 1.84%), 5.63%, 01/29/2032 (aa)		5	5
(United States SOFR + 2.34%), 6.34%, 07/27/2029 (aa)		1,415	1,451
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, 0.13%, 02/16/2026	EUR	1,000	1,007
Goldman Sachs Group, Inc. (The),
Reg. S, 0.13%, 08/19/2024	EUR	1,000	1,066
Reg. S, 0.25%, 01/26/2028	EUR	1,000	959
Reg. S, 0.88%, 05/09/2029	EUR	1,000	941
Reg. S, 1.00%, 03/18/2033	EUR	1,000	859
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		1,595	1,473
2.60%, 02/07/2030		1,895	1,662
(United States SOFR + 1.28%), 2.62%, 04/22/2032 (aa)		2,715	2,288
(United States SOFR + 1.26%), 2.65%, 10/21/2032 (aa)		120	100
(United States SOFR + 1.47%), 2.91%, 07/21/2042 (aa)		25	18
Reg. S, 3.13%, 07/25/2029	GBP	1,500	1,743
Reg. S, (UK Gilts 1 Year + 1.95%), 3.63%, 10/29/2029 (aa)	GBP	2,000	2,373
(CME Term SOFR 3 Month + 1.63%), 4.02%, 10/31/2038 (aa)		185	158
Reg. S, 4.25%, 01/29/2026	GBP	2,000	2,492
(United States SOFR + 1.73%), 4.48%, 08/23/2028 (aa)		43	42
(United States SOFR + 1.55%), 5.85%, 04/25/2035 (aa)		1,780	1,827
6.75%, 10/01/2037		20	22
6.88%, 01/18/2038	GBP	825	1,124
Hamburg Commercial Bank AG, (Germany), Reg. S, 3.38%, 02/01/2028	EUR	50	53
Hamburger Sparkasse AG, (Germany), Reg. S, 0.75%, 03/30/2027	EUR	100	100
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.29%), 2.21%, 08/17/2029 (aa)		2,625	2,309
Reg. S, 2.50%, 03/15/2027	EUR	2,000	2,083
(United States SOFR + 1.43%), 3.00%, 03/10/2026 (aa)		400	392
(GBP Swap Rate 1 Year + 1.77%), 3.00%, 05/29/2030 (aa)	GBP	225	256
(CME Term SOFR 3 Month + 1.87%), 3.97%, 05/22/2030 (aa)		900	842

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		1,320	1,330
Reg. S, 6.00%, 03/29/2040	GBP	2,000	2,451
(SONIA Interest Rate Benchmark + 2.12%), 6.80%, 09/14/2031 (aa)	GBP	4,500	6,077
Reg. S, 7.00%, 04/07/2038	GBP	300	406
Huntington Bancshares, Inc.,
(SOFR Compounded Index + 1.87%), 5.71%, 02/02/2035 (aa)		1,980	1,953
(United States SOFR + 2.02%), 6.21%, 08/21/2029 (aa)		365	373
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, (Austria),
Reg. S, 0.13%, 06/30/2026	EUR	200	198
Reg. S, 3.25%, 04/19/2028	EUR	100	107
Hypo Vorarlberg Bank AG, (Austria), Reg. S, 4.13%, 02/16/2026	EUR	100	107
Iccrea Banca SpA, (Italy), Reg. S, 3.88%, 01/12/2029	EUR	100	109
Industrial & Commercial Bank of China Ltd., (China), Reg. S, 0.13%, 10/28/2024	EUR	2,500	2,641
ING Bank NV, (Netherlands),
Reg. S, 0.13%, 12/08/2031	EUR	100	86
Reg. S, 0.75%, 02/18/2029	EUR	100	96
Reg. S, 2.50%, 02/21/2030	EUR	100	104
Reg. S, 3.00%, 05/21/2034	EUR	100	105
ING Belgium SA, (Belgium),
Reg. S, 0.01%, 02/20/2030	EUR	100	90
Reg. S, 1.50%, 05/19/2029	EUR	100	99
ING Groep NV, (Netherlands),
Reg. S, (ICE LIBOR EUR 3 Month + 0.68%), 0.25%, 02/18/2029 (aa)	EUR	4,000	3,772
Reg. S, (ICE LIBOR EUR 3 Month + 0.70%), 0.38%, 09/29/2028 (aa)	EUR	1,000	963
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.15%), 0.88%, 06/09/2032 (aa)	EUR	1,000	972
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.00%, 11/13/2030 (aa)	EUR	1,000	1,020
Reg. S, (SONIA Interest Rate Benchmark + 0.91%), 1.13%, 12/07/2028 (aa)	GBP	1,900	2,108
Reg. S, 1.38%, 01/11/2028	EUR	1,000	999
(United States SOFR + 1.01%), 1.73%, 04/01/2027 (aa)		1,265	1,183
Reg. S, 2.00%, 09/20/2028	EUR	800	805
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.13%, 05/26/2031 (aa)	EUR	1,300	1,339
Reg. S, 3.00%, 02/18/2026	GBP	2,000	2,444
(United States SOFR + 1.64%), 3.87%, 03/28/2026 (aa)		200	197
ING-DiBa AG, (Germany), Reg. S, 0.01%, 10/07/2028	EUR	200	188

SEE NOTES TO FINANCIAL STATEMENTS.

88	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Intesa Sanpaolo SpA, (Italy),
Reg. S, 0.38%, 09/14/2026	EUR	100	100
Reg. S, 0.63%, 02/24/2026	EUR	1,000	1,016
Reg. S, 1.00%, 07/04/2024	EUR	1,500	1,606
Reg. S, 1.35%, 02/24/2031	EUR	1,500	1,351
Reg. S, 1.75%, 03/20/2028	EUR	400	400
Reg. S, 2.50%, 01/15/2030	GBP	3,000	3,238
Reg. S, 4.75%, 09/06/2027	EUR	1,000	1,101
Reg. S, 5.25%, 01/13/2030	EUR	1,458	1,673
7.00%, 11/21/2025 (e)		1,060	1,077
7.20%, 11/28/2033 (e)		225	241
7.80%, 11/28/2053 (e)		850	938
(CMT Index 1 Year + 4.40%), 8.25%, 11/21/2033 (aa) (e)		640	707
Investec plc, (United Kingdom),
Reg. S, (UK Gilts 1 Year + 1.50%), 1.88%, 07/16/2028 (aa)	GBP	1,500	1,680
Reg. S, (UK Gilts 5 Year + 2.05%), 2.63%, 01/04/2032 (aa)	GBP	1,000	1,127
Investitionsbank Berlin, (Germany),
Reg. S, 2.75%, 10/04/2027	EUR	300	319
Reg. S, 3.13%, 03/01/2033	EUR	500	540
Series 208, 0.05%, 03/02/2035	EUR	100	78
KBC Group NV, (Belgium), Reg. S, (UK Gilts 5 Year + 2.25%), 6.15%, 03/19/2034 (aa)	GBP	4,000	5,057
KeyCorp., (SOFR Compounded Index + 2.42%), 6.40%, 03/06/2035 (aa)		520	528
Knab NV, (Netherlands), Reg. S, 0.01%, 11/16/2025	EUR	100	102
Kookmin Bank, (South Korea), Reg. S, 0.05%, 10/19/2026	EUR	1,800	1,781
Kreditanstalt fuer Wiederaufbau, (Germany),
Reg. S, 0.00%, 06/15/2026	EUR	500	505
Reg. S, 0.00%, 03/31/2027	EUR	500	494
Reg. S, 0.00%, 04/30/2027	EUR	1,530	1,509
Reg. S, 0.00%, 12/15/2027	EUR	1,140	1,105
Reg. S, 0.00%, 09/15/2028	EUR	1,325	1,259
Reg. S, 0.00%, 11/09/2028	EUR	1,490	1,409
Reg. S, 0.00%, 06/15/2029	EUR	254	236
Reg. S, 0.00%, 09/17/2030	EUR	3,108	2,788
Reg. S, 0.00%, 01/10/2031	EUR	670	596
Reg. S, 0.01%, 05/05/2027	EUR	520	513
Reg. S, 0.05%, 09/29/2034	EUR	780	620
Reg. S, 0.13%, 01/09/2032	EUR	830	725
0.25%, 09/15/2025	EUR	1,100	1,137
0.38%, 07/18/2025		150	143
Reg. S, 0.38%, 04/23/2030	EUR	360	335
Reg. S, 0.38%, 05/20/2036	EUR	548	432
Reg. S, 0.50%, 09/28/2026	EUR	2,520	2,557
0.50%, 09/15/2027	EUR	500	496
0.63%, 01/07/2028	EUR	720	713

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 0.75%, 01/15/2029	EUR	500	487
Reg. S, 0.88%, 07/04/2039	EUR	1,010	792
Reg. S, 1.13%, 09/15/2032	EUR	400	374
Reg. S, 1.13%, 05/09/2033	EUR	550	507
Reg. S, 1.13%, 03/31/2037	EUR	1,500	1,283
Reg. S, 1.25%, 06/30/2027	EUR	1,420	1,449
Reg. S, 1.38%, 12/15/2025	GBP	425	511
Reg. S, 1.38%, 06/07/2032	EUR	700	671
Reg. S, 1.38%, 07/31/2035	EUR	202	183
Reg. S, 2.00%, 11/15/2029	EUR	500	513
Reg. S, 2.38%, 08/05/2027	EUR	2,800	2,949
Reg. S, 2.50%, 11/19/2025	EUR	2,450	2,601
Reg. S, 2.63%, 04/26/2029	EUR	2,490	2,636
Reg. S, 2.63%, 01/10/2034	EUR	1,500	1,561
Reg. S, 2.75%, 03/15/2028	EUR	100	107
Reg. S, 2.75%, 05/15/2030	EUR	525	559
Reg. S, 2.75%, 02/20/2031	EUR	600	637
Reg. S, 2.75%, 02/14/2033	EUR	700	741
Reg. S, 2.88%, 05/29/2026	EUR	1,000	1,067
Reg. S, 2.88%, 03/31/2032	EUR	700	749
Reg. S, 2.88%, 06/07/2033	EUR	500	534
Reg. S, 3.13%, 10/10/2028	EUR	2,300	2,485
Reg. S, 3.13%, 06/07/2030	EUR	700	760
Reg. S, 3.25%, 03/24/2031	EUR	400	438
4.70%, 06/02/2037	CAD	140	105
Reg. S, 4.88%, 03/15/2037	GBP	825	1,083
5.00%, 03/16/2026		200	200
5.75%, 06/07/2032	GBP	1,300	1,806
6.00%, 12/07/2028	GBP	2,500	3,374
Kutxabank SA, (Spain), Reg. S, 1.25%, 09/22/2025	EUR	100	104
La Banque Postale SA, (France),
Reg. S, 0.25%, 07/12/2026	EUR	200	201
Reg. S, 0.75%, 06/23/2031	EUR	100	86
Reg. S, (ICE LIBOR EUR 3 Month + 0.78%), 1.00%, 02/09/2028 (aa)	EUR	400	396
Reg. S, 1.38%, 04/24/2029	EUR	200	191
Reg. S, 3.50%, 06/13/2030	EUR	400	423
Reg. S, 4.00%, 05/03/2028	EUR	400	433
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 5.50%, 03/05/2034 (aa)	EUR	300	331
Landesbank Baden-Wuerttemberg, (Germany),
Reg. S, 0.25%, 07/21/2028	EUR	200	187
Reg. S, 0.38%, 02/18/2027	EUR	200	196
Reg. S, 0.38%, 02/28/2028	EUR	200	190
Reg. S, 0.38%, 05/07/2029	EUR	300	276
Reg. S, 0.38%, 02/21/2031	EUR	400	343
Reg. S, 0.88%, 09/15/2025	EUR	100	104
Reg. S, 2.75%, 03/12/2031	EUR	100	105
Reg. S, 3.13%, 11/13/2029	EUR	50	53
Reg. S, 3.25%, 09/27/2027	EUR	50	54
Series 809, Reg. S, 0.38%, 07/29/2026	EUR	100	99

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	89

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Landesbank Hessen-Thueringen Girozentrale, (Germany),
Reg. S, 0.01%, 07/19/2027	EUR	100	97
Reg. S, 0.38%, 06/04/2029	EUR	300	276
Reg. S, 0.63%, 01/12/2027	EUR	100	100
Reg. S, 2.88%, 02/06/2034	EUR	100	105
Reg. S, 4.00%, 02/04/2030	EUR	300	329
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 4.50%, 09/15/2032 (aa)	EUR	100	103
Landeskreditbank Baden-Wuerttemberg Foerderbank, (Germany),
Reg. S, 0.38%, 02/25/2027	EUR	400	399
Series 5614, Reg. S, 0.01%, 01/20/2031	EUR	200	177
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 09/28/2026	EUR	535	535
Reg. S, 0.00%, 09/22/2027	EUR	300	292
Reg. S, 0.00%, 07/19/2028	EUR	1,700	1,619
Reg. S, 0.00%, 12/13/2028	EUR	720	678
Reg. S, 0.00%, 11/27/2029	EUR	120	110
Reg. S, 0.01%, 11/26/2040	EUR	200	128
Reg. S, 0.05%, 12/18/2029	EUR	380	349
Reg. S, 0.05%, 01/31/2031	EUR	200	178
Reg. S, 0.10%, 03/08/2027	EUR	200	198
Reg. S, 0.25%, 08/29/2025	EUR	300	311
Reg. S, 0.38%, 02/14/2028	EUR	1,140	1,115
Reg. S, 0.50%, 02/28/2029	EUR	400	384
Reg. S, 0.63%, 02/20/2030	EUR	440	416
Reg. S, 0.63%, 10/31/2036	EUR	75	60
Reg. S, 0.88%, 12/15/2026	GBP	2,000	2,314
Reg. S, 2.75%, 02/16/2032	EUR	200	211
Reg. S, 3.00%, 11/14/2034	EUR	700	750
Reg. S, 3.25%, 09/06/2030	EUR	600	654
Lloyds Bank plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	100	100
Reg. S, 6.00%, 02/08/2029	GBP	100	134
Reg. S, 6.50%, 09/17/2040	GBP	300	425
Lloyds Banking Group plc, (United Kingdom),
(UK Gilts 5 Year + 1.60%), 1.99%, 12/15/2031 (aa)	GBP	1,900	2,198
Reg. S, (UK Gilts 5 Year + 2.40%), 2.71%, 12/03/2035 (aa)	GBP	600	617
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)		2,150	2,162
M&T Bank Corp.,
(United States SOFR + 2.26%), 6.08%, 03/13/2032 (aa)		115	115
(United States SOFR + 2.80%), 7.41%, 10/30/2029 (aa)		105	110
Macquarie Group Ltd., (Australia),
Reg. S, 2.13%, 10/01/2031	GBP	1,500	1,566

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 4.08%, 05/31/2029	GBP	2,000	2,419
Mediobanca Banca di Credito Finanziario SpA, (Italy),
Reg. S, 0.75%, 07/15/2027	EUR	425	418
Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 1.00%, 07/17/2029 (aa)	EUR	5,000	4,790
Reg. S, 1.13%, 07/15/2025	EUR	975	1,016
Reg. S, (ICE LIBOR EUR 3 Month + 1.45%), 4.88%, 09/13/2027 (aa)	EUR	2,950	3,225
Series 4, Reg. S, 1.38%, 11/10/2025	EUR	100	104
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.75%), 1.54%, 07/20/2027 (aa)		780	722
Reg. S, 3.56%, 06/15/2032	EUR	5,800	6,252
(CMT Index 1 Year + 1.90%), 5.35%, 09/13/2028 (aa)		3,450	3,461
Mizuho Financial Group, Inc., (Japan),
Reg. S, 0.21%, 10/07/2025	EUR	2,000	2,056
Reg. S, 2.10%, 04/08/2032	EUR	1,000	955
(CME Term SOFR 3 Month + 1.09%), 2.23%, 05/25/2026 (aa)		3,000	2,907
(CME Term SOFR 3 Month + 1.39%), 3.15%, 07/16/2030 (aa)		930	838
Reg. S, 4.42%, 05/20/2033	EUR	7,700	8,541
Reg. S, 5.63%, 06/13/2028	GBP	3,150	4,047
(CMT Index 1 Year + 1.50%), 5.67%, 05/27/2029 (aa)		470	475
Morgan Stanley,
(ICE LIBOR EUR 3 Month + 0.70%), 0.41%, 10/29/2027 (aa)	EUR	4,350	4,326
(United States SOFR + 0.86%), 1.51%, 07/20/2027 (aa)		89	82
(United States SOFR + 0.88%), 1.59%, 05/04/2027 (aa)		10	9
(ICE LIBOR EUR 3 Month + 0.90%), 2.10%, 05/08/2026 (aa)	EUR	900	950
(United States SOFR + 1.00%), 2.48%, 01/21/2028 (aa)		2	2
(United States SOFR + 1.36%), 2.48%, 09/16/2036 (aa)		10	8
2.63%, 03/09/2027	GBP	1,425	1,684
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		1,010	886
(United States SOFR + 1.43%), 2.80%, 01/25/2052 (aa)		45	28
(ICE LIBOR EUR 3 Month + 1.25%), 2.95%, 05/07/2032 (aa)	EUR	2,200	2,226
3.95%, 04/23/2027		17	16
(ICE LIBOR EUR 3 Month + 1.24%), 3.96%, 03/21/2035 (aa)	EUR	2,300	2,448
(United States SOFR + 1.61%), 4.21%, 04/20/2028 (aa)		3	3

SEE NOTES TO FINANCIAL STATEMENTS.

90	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
(CME Term SOFR 3 Month + 1.89%), 4.43%, 01/23/2030 (aa)		14	14
(United States SOFR + 1.67%), 4.68%, 07/17/2026 (aa)		808	800
(United States SOFR + 1.59%), 5.16%, 04/20/2029 (aa)		10	10
(United States SOFR + 1.45%), 5.17%, 01/16/2030 (aa)		2,275	2,271
(United States SOFR + 1.87%), 5.25%, 04/21/2034 (aa)		385	380
(United States SOFR + 1.88%), 5.42%, 07/21/2034 (aa)		795	792
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		528	531
(United States SOFR + 1.73%), 5.47%, 01/18/2035 (aa)		20	20
(United States SOFR + 1.58%), 5.83%, 04/19/2035 (aa)		615	632
(CMT Index 5 Year + 2.43%), 5.95%, 01/19/2038 (aa)		15	15
(United States SOFR + 2.24%), 6.30%, 10/18/2028 (aa)		110	114
(United States SOFR + 2.56%), 6.34%, 10/18/2033 (aa)		30	32
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.01%, 11/02/2040	EUR	50	32
Reg. S, 0.13%, 02/01/2029	EUR	50	47
Reg. S, 1.00%, 04/18/2039	EUR	50	39
Reg. S, 2.50%, 07/04/2028	EUR	50	52
Reg. S, 3.00%, 02/01/2034	EUR	50	53
National Australia Bank Ltd., (Australia),
Reg. S, 1.25%, 05/18/2026	EUR	1,000	1,032
Reg. S, (UK Gilts 5 Year + 1.40%), 1.70%, 09/15/2031 (aa)	GBP	1,425	1,643
Reg. S, 2.13%, 05/24/2028	EUR	500	512
Reg. S, 2.35%, 08/30/2029	EUR	100	102
Reg. S, 3.15%, 02/05/2031	EUR	1,800	1,922
National Bank of Canada, (Canada), Reg. S, 0.01%, 03/25/2028	EUR	100	95
Nationale-Nederlanden Bank NV (The), (Netherlands), Reg. S, 0.01%, 07/08/2030	EUR	100	89
NatWest Group plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 3 Month + 0.89%), 0.67%, 09/14/2029 (aa)	EUR	2,000	1,882
Reg. S, (EUR Swap Rate 5 Year + 1.27%), 1.04%, 09/14/2032 (aa)	EUR	875	844
Reg. S, (UK Gilts 5 Year + 1.75%), 2.11%, 11/28/2031 (aa)	GBP	600	696
Reg. S, (GBP Swap Rate 1 Year + 1.49%), 2.88%, 09/19/2026 (aa)	GBP	2,000	2,445

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, (UK Gilts 1 Year + 2.10%), 3.62%, 03/29/2029 (aa)	GBP	4,000	4,742
NatWest Markets plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	1,000	1,003
Reg. S, 2.00%, 08/27/2025	EUR	1,000	1,050
NIBC Bank NV, (Netherlands), Reg. S, 0.13%, 04/21/2031	EUR	100	87
NORD / LB Luxembourg SA Covered Bond Bank, (Luxembourg), Reg. S, 0.01%, 06/10/2027	EUR	100	97
Norddeutsche Landesbank-Girozentrale, (Germany),
Reg. S, 0.01%, 09/23/2026	EUR	100	99
Reg. S, 0.25%, 10/28/2026	EUR	20	20
Reg. S, 0.50%, 06/29/2026	EUR	50	51
Reg. S, 2.88%, 05/14/2027	EUR	50	53
Reg. S, 4.88%, 07/11/2028	EUR	100	113
Nordea Bank Abp, (Finland),
Reg. S, 4.13%, 05/05/2028	EUR	2,825	3,083
Reg. S, (EUR Swap Rate 5 Year + 1.85%), 4.88%, 02/23/2034 (aa)	EUR	725	801
Nordea Hypotek AB, (Sweden),
Series 5535, Reg. S, 1.00%, 09/17/2025	SEK	400	37
Series 5536, Reg. S, 0.50%, 09/16/2026	SEK	1,700	152
Series 5537, Reg. S, 1.00%, 06/16/2027	SEK	2,000	178
Series 5538, Reg. S, 3.50%, 09/20/2028	SEK	2,000	193
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 0.13%, 06/18/2027	EUR	100	98
Reg. S, 2.50%, 09/14/2032	EUR	100	102
Reg. S, 3.00%, 01/31/2031	EUR	150	160
NRW Bank, (Germany),
Reg. S, 0.00%, 02/18/2030	EUR	400	363
Reg. S, 0.00%, 07/28/2031	EUR	138	120
Reg. S, 0.10%, 07/09/2035	EUR	300	231
Reg. S, 0.38%, 05/16/2029	EUR	550	521
Reg. S, 0.50%, 06/17/2041	EUR	100	68
Reg. S, 0.75%, 06/30/2028	EUR	260	255
1.20%, 03/28/2039	EUR	100	81
1.25%, 05/13/2049	EUR	87	60
2.75%, 02/21/2029	EUR	500	530
Reg. S, 2.75%, 05/15/2031	EUR	1,502	1,589
Reg. S, 2.88%, 04/05/2033	EUR	300	318
Reg. S, 3.00%, 05/31/2030	EUR	173	186
Nykredit Realkredit A/S, (Denmark),
Reg. S, (EUR Swap Rate 5 Year + 1.18%), 0.88%, 07/28/2031 (aa)	EUR	5,000	5,014
Series 13G, Reg. S, 1.00%, 04/01/2026	DKK	300	41

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	91

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Series 13H, Reg. S, 1.00%, 07/01/2026	DKK	600	82
Series 13H, Reg. S, 1.00%, 01/01/2027	DKK	1,000	137
Series 13H, Reg. S, 1.00%, 07/01/2027	DKK	800	108
Series 13H, Reg. S, 1.00%, 01/01/2028	DKK	200	27
Series 13H, Reg. S, 1.00%, 07/01/2028	DKK	400	53
Series 13H, Reg. S, 2.00%, 01/01/2026	DKK	1,000	141
Series SDO, Reg. S, 1.00%, 01/01/2029	DKK	700	92
Oesterreichische Kontrollbank AG, (Austria),
Reg. S, 0.00%, 10/08/2026	EUR	150	150
Reg. S, 0.25%, 09/26/2024	EUR	300	319
OP Corporate Bank plc, (Finland), Reg. S, 4.13%, 04/18/2027	EUR	3,000	3,271
OP Mortgage Bank, (Finland),
Reg. S, 0.63%, 02/15/2029	EUR	100	95
Reg. S, 1.00%, 10/05/2027	EUR	100	100
Reg. S, 3.00%, 07/17/2031	EUR	100	106
Permanent TSB Group Holdings plc, (Ireland),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.60%), 4.25%, 07/10/2030 (aa)	EUR	200	212
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 3.50%), 6.63%, 04/25/2028 (aa)	EUR	300	338
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 3.50%), 6.63%, 06/30/2029 (aa)	EUR	300	346
Pfandbriefbank schweizerischer Hypothekarinstitute AG, (Switzerland),
Reg. S, 0.00%, 02/26/2030	CHF	750	782
Series 676, Reg. S, 0.25%, 04/26/2034	CHF	100	101
Series 678, Reg. S, 0.00%, 08/26/2049	CHF	40	33
Series 682, Reg. S, 0.00%, 04/06/2027	CHF	200	216
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	200	214
Series 684, Reg. S, 0.00%, 05/10/2045	CHF	125	109
Series 695, Reg. S, 0.00%, 10/26/2029	CHF	200	209
Series 697, Reg. S, 0.00%, 05/20/2041	CHF	250	226
Series 706, Reg. S, 0.13%, 08/19/2031	CHF	250	258
Series 743, Reg. S, 1.75%, 07/09/2038	CHF	50	59
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	600	649
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	50	53
Series 530, Reg. S, 0.00%, 03/18/2033	CHF	370	371
Series 531, Reg. S, 0.00%, 02/15/2036	CHF	365	351
Series 534, Reg. S, 0.00%, 03/13/2028	CHF	50	53
Series 538, Reg. S, 0.00%, 07/25/2031	CHF	80	82
Series 576, Reg. S, 1.85%, 07/19/2038	CHF	50	60
PNC Financial Services Group, Inc. (The),
(United States SOFR + 1.20%), 5.49%, 05/14/2030 (aa)		60	60
(United States SOFR + 1.84%), 5.58%, 06/12/2029 (aa)		75	76
(United States SOFR + 1.90%), 5.68%, 01/22/2035 (aa)		160	161

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(SOFR Compounded Index + 1.73%), 6.62%, 10/20/2027 (aa)		10	10
(United States SOFR + 2.28%), 6.88%, 10/20/2034 (aa)		760	830
Raiffeisen Bank International AG, (Austria),
Reg. S, 3.88%, 03/16/2026	EUR	100	107
Reg. S, (ICE LIBOR EUR 3 Month + 1.95%), 4.63%, 08/21/2029 (aa)	EUR	700	747
Reg. S, (ICE LIBOR EUR 3 Month + 1.95%), 4.75%, 01/26/2027 (aa)	EUR	700	756
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.20%), 7.38%, 12/20/2032 (aa)	EUR	1,300	1,451
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria),
Reg. S, 0.63%, 08/28/2026	EUR	200	201
Reg. S, 3.25%, 01/11/2030	EUR	100	107
Raiffeisenlandesbank Oberoesterreich AG, (Austria), Reg. S, 1.25%, 04/26/2027	EUR	100	101
Raiffeisen-Landesbank Steiermark AG, (Austria), Reg. S, 2.38%, 06/14/2028	EUR	100	103
Raiffeisen-Landesbank Tirol AG, (Austria), Reg. S, 3.00%, 01/24/2028	EUR	100	105
Rheinland-Pfalz Bank, (Germany), SUB, 6.88%, 02/23/2028 (e)		2,000	2,112
Royal Bank of Canada, (Canada),
Reg. S, 0.01%, 10/05/2028	EUR	100	94
Reg. S, 0.01%, 01/27/2031	EUR	500	435
Reg. S, 0.13%, 04/26/2027	EUR	700	687
Reg. S, 0.63%, 09/10/2025	EUR	100	104
Reg. S, 1.50%, 09/15/2027	EUR	100	102
Reg. S, 2.38%, 09/13/2027	EUR	150	156
4.95%, 02/01/2029		10	10
5.20%, 08/01/2028		56	56
Santander Holdings USA, Inc.,
(United States SOFR + 2.50%), 6.17%, 01/09/2030 (aa)		7	7
(United States SOFR + 2.14%), 6.34%, 05/31/2035 (aa)		60	60
Santander UK Group Holdings plc, (United Kingdom), (United States SOFR + 2.75%), 6.83%, 11/21/2026 (aa)		2,200	2,229
Santander UK plc, (United Kingdom),
Reg. S, 0.05%, 01/12/2027	EUR	100	99
Reg. S, 1.13%, 03/12/2027	EUR	100	101
Skandinaviska Enskilda Banken AB, (Sweden),
Reg. S, 0.05%, 07/01/2024	EUR	1,475	1,580
Reg. S, 3.25%, 05/04/2028	EUR	100	107
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.80%), 4.50%, 11/27/2034 (aa)	EUR	9,075	9,797
5.13%, 03/05/2027 (e)		675	675

SEE NOTES TO FINANCIAL STATEMENTS.

92	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Series 581, Reg. S, 0.50%, 12/16/2026	SEK	2,000	178
Series 601, Reg. S, 3.00%, 12/06/2027	SEK	2,000	189
Slovenska Sporitelna A/S, (Slovakia), Reg. S, 0.13%, 06/12/2026	EUR	100	100
Societe Generale SA, (France),
Reg. S, 0.13%, 02/24/2026	EUR	1,000	1,013
(EUR Swap Rate 5 Year + 1.55%), 1.00%, 11/24/2030 (aa)	EUR	1,000	1,020
Reg. S, 1.25%, 12/07/2027	GBP	3,000	3,323
(CMT Index 1 Year + 1.05%), 2.23%, 01/21/2026 (aa) (e)		2,850	2,787
Reg. S, 2.63%, 05/30/2029	EUR	1,000	1,024
(CMT Index 1 Year + 1.30%), 2.80%, 01/19/2028 (aa) (e)		2,595	2,395
Reg. S, 4.00%, 11/16/2027	EUR	3,000	3,244
Reg. S, (EUR Swap Rate 5 Year + 3.10%), 5.25%, 09/06/2032 (aa)	EUR	200	219
(CMT Index 1 Year + 1.50%), 5.52%, 01/19/2028 (aa) (e)		1,800	1,778
Reg. S, 6.25%, 06/22/2033	GBP	2,000	2,680
(CMT Index 1 Year + 2.95%), 7.13%, 01/19/2055 (aa) (e)		250	240
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	5,000	4,850
Reg. S, 0.13%, 05/14/2026	EUR	100	101
Reg. S, 0.13%, 05/12/2031	EUR	100	87
Reg. S, 1.00%, 01/30/2029	EUR	100	98
Sparebank 1 Oestlandet, (Norway), Reg. S, 1.75%, 04/27/2027	EUR	1,000	1,020
Sparebanken Soer Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/25/2028	EUR	5,000	4,684
Reg. S, 0.50%, 02/06/2026	EUR	100	102
SP-Kiinnitysluottopankki OYJ, (Finland), Reg. S, 3.13%, 11/01/2027	EUR	100	107
SR-Boligkreditt A/S, (Norway), Reg. S, 0.01%, 03/10/2031	EUR	100	87
Stadshypotek AB, (Sweden),
Reg. S, 0.01%, 11/24/2028	EUR	100	94
Reg. S, 0.50%, 07/11/2025	EUR	100	104
Reg. S, 3.63%, 06/20/2028	SEK	2,000	193
Series 1590, Reg. S, 1.00%, 09/03/2025	SEK	2,000	184
Series 1591, Reg. S, 0.50%, 06/01/2026	SEK	2,000	180
Series 1592, Reg. S, 1.00%, 03/01/2027	SEK	2,000	179
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	3,000	273
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 1.46%, 01/14/2027 (aa) (e)		1,200	1,124

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(CMT Index 1 Year + 1.05%), 5.69%, 05/14/2028 (aa) (e)		1,050	1,050
Sumitomo Mitsui Banking Corp., (Japan), Reg. S, 0.41%, 11/07/2029	EUR	2,100	1,912
Sumitomo Mitsui Financial Group, Inc., (Japan),
Reg. S, 1.55%, 06/15/2026	EUR	6,000	6,182
Reg. S, 4.49%, 06/12/2030	EUR	5,400	6,036
Sumitomo Mitsui Trust Bank Ltd., (Japan),
Reg. S, 0.01%, 10/15/2027	EUR	2,000	1,910
5.20%, 03/07/2027 (e)		1,120	1,120
Suomen Hypoteekkiyhdistys, (Finland), Reg. S, 0.50%, 03/13/2026	EUR	100	102
Svenska Handelsbanken AB, (Sweden),
Reg. S, 0.05%, 09/06/2028	EUR	1,000	937
Reg. S, 0.13%, 11/03/2026	EUR	3,200	3,173
Reg. S, 0.50%, 02/18/2030	EUR	1,875	1,703
Reg. S, 3.75%, 11/01/2027	EUR	1,200	1,300
Sveriges Sakerstallda Obligationer AB, (Sweden),
Reg. S, 0.01%, 03/14/2030	EUR	100	90
Reg. S, 0.63%, 10/30/2025	EUR	100	103
Series 147, Reg. S, 2.00%, 06/17/2026	SEK	1,000	92
Series 151, Reg. S, 1.00%, 06/12/2030	SEK	2,000	169
Swedbank AB, (Sweden),
Reg. S, (EUR Swap Rate 1 Year + 0.57%), 0.30%, 05/20/2027 (aa)	EUR	1,500	1,511
Reg. S, 1.30%, 02/17/2027	EUR	1,000	1,009
Reg. S, (UK Gilts 1 Year + 1.00%), 1.38%, 12/08/2027 (aa)	GBP	1,500	1,732
Reg. S, 2.10%, 05/25/2027	EUR	1,000	1,034
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 3.63%, 08/23/2032 (aa)	EUR	3,200	3,367
Reg. S, 4.38%, 09/05/2030	EUR	5,500	6,077
Sydbank A/S, (Denmark), Reg. S, (EUR Swap Rate 1 Year + 1.85%), 5.13%, 09/06/2028 (aa)	EUR	3,100	3,437
Toronto-Dominion Bank (The), (Canada),
Reg. S, 0.86%, 03/24/2027	EUR	1,800	1,806
Reg. S, 1.71%, 07/28/2025	EUR	100	105
Reg. S, 3.19%, 02/16/2029	EUR	100	107
Reg. S, 3.72%, 03/13/2030	EUR	100	110
Reg. S, 3.77%, 09/08/2026	EUR	100	108
Reg. S, 3.88%, 03/13/2026	EUR	100	108
4.69%, 09/15/2027		55	54
Truist Financial Corp., 3.88%, 03/19/2029		1,400	1,306
(United States SOFR + 1.62%), 5.44%, 01/24/2030 (aa)		890	888
(United States SOFR + 2.36%), 5.87%, 06/08/2034 (aa)		400	404

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	93

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
(United States SOFR + 2.45%), 7.16%, 10/30/2029 (aa)		620	659
UBS AG, (Switzerland),
Reg. S, 0.25%, 01/05/2026	EUR	1,000	1,017
Reg. S, 0.25%, 09/01/2028	EUR	1,200	1,125
Reg. S, 0.50%, 03/31/2031	EUR	1,500	1,308
Reg. S, 1.50%, 04/10/2026	EUR	300	309
5.65%, 09/11/2028		200	204
UBS Group AG, (Switzerland),
Reg. S, 0.25%, 02/24/2028	EUR	1,000	949
Reg. S, (EUR Swap Rate 1 Year + 0.77%), 0.25%, 11/05/2028 (aa)	EUR	1,200	1,148
Reg. S, 0.63%, 01/18/2033	EUR	10,584	8,645
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.77%), 0.65%, 01/14/2028 (aa)	EUR	900	891
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.75%), 1.25%, 07/17/2025 (aa)	EUR	1,400	1,497
Reg. S, 1.25%, 09/01/2026	EUR	1,000	1,018
Reg. S, (EUR Swap Rate 1 Year + 1.60%), 2.13%, 10/13/2026 (aa)	EUR	700	732
(CMT Index 1 Year + 1.10%), 2.75%, 02/11/2033 (aa) (e)		1,000	819
Reg. S, (EUR Swap Rate 1 Year + 1.95%), 2.88%, 04/02/2032 (aa)	EUR	1,600	1,602
(United States SOFR + 1.73%), 3.09%, 05/14/2032 (aa) (e)		755	645
Reg. S, (UK Gilts 1 Year + 4.55%), 7.38%, 09/07/2033 (aa)	GBP	5,000	7,051
UniCredit Bank Austria AG, (Austria), Reg. S, 0.05%, 09/21/2035	EUR	100	74
UniCredit Bank GmbH, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	47
Reg. S, 0.01%, 03/10/2031	EUR	125	109
Reg. S, 0.85%, 05/22/2034	EUR	50	43
Reg. S, 0.88%, 01/11/2029	EUR	100	97
UniCredit SpA, (Italy),
Reg. S, 0.33%, 01/19/2026	EUR	1,000	1,017
Reg. S, 0.38%, 10/31/2026	EUR	100	100
Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 0.80%, 07/05/2029 (aa)	EUR	1,000	955
Reg. S, 0.85%, 01/19/2031	EUR	11,800	10,457
Reg. S, (ICE LIBOR EUR 3 Month + 0.85%), 0.93%, 01/18/2028 (aa)	EUR	1,000	998
Reg. S, (ICE LIBOR EUR 3 Month + 1.90%), 1.63%, 07/03/2025 (aa)	EUR	500	535
Reg. S, 1.63%, 01/18/2032	EUR	1,615	1,478
Reg. S, 2.13%, 10/24/2026	EUR	1,000	1,038
Reg. S, (ICE LIBOR EUR 3 Month + 2.55%), 2.20%, 07/22/2027 (aa)	EUR	1,000	1,036
(CMT Index 1 Year + 2.30%), 2.57%, 09/22/2026 (aa) (e)		3,000	2,878

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 4.45%, 02/16/2029 (aa)	EUR	3,650	3,967
Reg. S, (ICE LIBOR EUR 3 Month + 1.90%), 4.80%, 01/17/2029 (aa)	EUR	1,500	1,660
United Overseas Bank Ltd., (Singapore), Reg. S, 0.01%, 12/01/2027	EUR	100	96
US Bancorp,
(CMT Index 5 Year + 2.54%), 3.70%, 01/15/2027 (aa) (x)		2,300	2,080
(United States SOFR + 1.56%), 5.38%, 01/23/2030 (aa)		30	30
(United States SOFR + 1.86%), 5.68%, 01/23/2035 (aa)		15	15
(United States SOFR + 1.43%), 5.73%, 10/21/2026 (aa)		30	30
(United States SOFR + 2.26%), 5.84%, 06/12/2034 (aa)		725	737
Valiant Bank AG, (Switzerland), Reg. S, 0.00%, 07/31/2029	CHF	50	52
Virgin Money UK plc, (United Kingdom),
Reg. S, (UK Gilts 1 Year + 2.80%), 4.00%, 09/25/2026 (aa)	GBP	200	248
Reg. S, (UK Gilts 5 Year + 5.25%), 5.13%, 12/11/2030 (aa)	GBP	1,000	1,244
Vseobecna Uverova Banka A/S, (Slovakia),
Reg. S, 0.01%, 06/23/2025	EUR	1,700	1,752
Reg. S, 0.01%, 03/24/2026	EUR	100	101
Wells Fargo & Co.,
Reg. S, 1.00%, 02/02/2027	EUR	1,000	1,002
Reg. S, 1.38%, 10/26/2026	EUR	1,900	1,931
Reg. S, 2.00%, 04/27/2026	EUR	1,000	1,040
Reg. S, 2.13%, 09/24/2031	GBP	1,000	1,032
Reg. S, 2.50%, 05/02/2029	GBP	1,500	1,682
(CME Term SOFR 3 Month + 1.43%), 2.88%, 10/30/2030 (aa)		16	14
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		2,110	1,554
(CME Term SOFR 3 Month + 1.43%), 3.20%, 06/17/2027 (aa)		1,590	1,522
(United States SOFR + 1.50%), 3.35%, 03/02/2033 (aa)		1,040	904
Reg. S, (SONIA Interest Rate Benchmark + 1.28%), 3.47%, 04/26/2028 (aa)	GBP	1,000	1,197
Reg. S, 3.50%, 09/12/2029	GBP	1,500	1,758
(CME Term SOFR 3 Month + 1.57%), 3.58%, 05/22/2028 (aa)		3	3
(United States SOFR + 2.13%), 4.61%, 04/25/2053 (aa)		670	576
4.63%, 11/02/2035	GBP	1,500	1,797
4.75%, 12/07/2046		15	13
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		1,086	1,071

SEE NOTES TO FINANCIAL STATEMENTS.

94	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, 4.88%, 11/29/2035	GBP	1,000	1,167
(United States SOFR + 1.50%), 5.20%, 01/23/2030 (aa)		1,500	1,495
(United States SOFR + 2.02%), 5.39%, 04/24/2034 (aa)		940	931
(United States SOFR + 1.78%), 5.50%, 01/23/2035 (aa)		95	95
(United States SOFR + 1.99%), 5.56%, 07/25/2034 (aa)		2,065	2,068
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)		1,480	1,494
5.61%, 01/15/2044		24	23
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		1,510	1,523
(United States SOFR + 2.06%), 6.49%, 10/23/2034 (aa)		1,660	1,773
Wells Fargo Bank NA, 5.25%, 12/11/2026		2,050	2,052
Westpac Banking Corp., (Australia),
Reg. S, 0.01%, 09/22/2028	EUR	100	93
Reg. S, 0.88%, 04/17/2027	EUR	1,000	1,002
Reg. S, 1.08%, 04/05/2027	EUR	100	101
2.96%, 11/16/2040		30	21
Westpac Securities NZ Ltd., (New Zealand),
Reg. S, 0.43%, 12/14/2026	EUR	2,500	2,482
Reg. S, 3.75%, 04/20/2028	EUR	100	108
Wirtschafts- und Infrastrukturbank Hessen, (Germany),
0.88%, 06/14/2028	EUR	100	99
2.63%, 01/26/2033	EUR	100	104
2.88%, 02/22/2034	EUR	200	211
Wuestenrot Bausparkasse AG, (Germany), Series 20, Reg. S, 3.38%, 11/28/2028	EUR	100	108
Zuercher Kantonalbank, (Switzerland), Series 150, Reg. S, 0.10%, 03/31/2031	CHF	240	248

			880,961

Diversified Financial Services — 0.5%
Aareal Bank AG, (Germany),
Reg. S, 2.88%, 05/10/2028	EUR	100	105
Reg. S, 4.50%, 07/25/2025	EUR	2,300	2,474
Series 236, Reg. S, 0.01%, 02/01/2028	EUR	100	95
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 2.45%, 10/29/2026		150	140
Affordable Housing Finance plc, (United Kingdom),
Reg. S, 2.89%, 08/11/2043	GBP	200	189
Reg. S, 3.80%, 05/20/2042	GBP	100	110
American Express Co.,
(United States SOFR + 1.00%), 4.99%, 05/01/2026 (aa)		25	25

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
(United States SOFR + 1.84%), 5.04%, 05/01/2034 (aa)		60	59
(United States SOFR + 1.00%), 5.10%, 02/16/2028 (aa)		30	30
(United States SOFR + 1.93%), 5.63%, 07/28/2034 (aa)		35	35
Ameriprise Financial, Inc., 5.15%, 05/15/2033		9	9
Apollo Global Management, Inc.,
5.80%, 05/21/2054		50	49
6.38%, 11/15/2033		18	19
Arkea Home Loans SFH SA, (France), Reg. S, 3.25%, 08/01/2033	EUR	100	107
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	30	39
Aspire Defence Finance plc, (United Kingdom), Series B, 4.67%, 03/31/2040	GBP	39	47
AXA Home Loan SFH SA, (France), Reg. S, 0.01%, 10/16/2029	EUR	100	91
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, (Spain), Series X, 3.75%, 06/30/2025	EUR	100	107
Bayerische Landesbodenkreditanstalt, (Germany), Reg. S, 2.88%, 02/28/2031	EUR	100	106
BlackRock Funding, Inc., 5.25%, 03/14/2054		225	219
BNP Paribas Home Loan SFH SA, (France),
Reg. S, 3.00%, 05/25/2028	EUR	100	107
Reg. S, 3.00%, 01/31/2030	EUR	100	106
BPCE SFH SA, (France),
Reg. S, 0.01%, 11/08/2026	EUR	100	99
Reg. S, 0.01%, 01/21/2027	EUR	100	99
Reg. S, 0.01%, 01/29/2036	EUR	100	74
Reg. S, 0.13%, 12/03/2030	EUR	100	88
Reg. S, 0.63%, 09/22/2027	EUR	100	99
Reg. S, 1.13%, 04/12/2030	EUR	100	95
Reg. S, 1.75%, 05/27/2032	EUR	100	96
Reg. S, 2.88%, 01/15/2027	EUR	100	106
Reg. S, 3.13%, 05/22/2034	EUR	100	106
Reg. S, 3.38%, 03/13/2029	EUR	100	108
Caisse de Refinancement de l’Habitat SA, (France),
Reg. S, 0.01%, 02/07/2028	EUR	200	191
Reg. S, 0.01%, 10/08/2029	EUR	100	91
Reg. S, 3.38%, 06/28/2032	EUR	100	109
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (e)		2,055	1,981
Capital One Financial Corp.,
1.65%, 06/12/2029	EUR	1,800	1,713
(United States SOFR + 2.06%), 4.93%, 05/10/2028 (aa)		39	39

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	95

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Diversified Financial Services — continued
(United States SOFR + 1.91%), 5.70%, 02/01/2030 (aa)		20	20
(United States SOFR + 2.64%), 6.31%, 06/08/2029 (aa)		45	46
(United States SOFR + 3.07%), 7.62%, 10/30/2031 (aa)		620	683
Cboe Global Markets, Inc., 1.63%, 12/15/2030		29	24
CCF SFH SACA, (France), Reg. S, 0.75%, 03/22/2027	EUR	100	100
Cedulas TDA 6 Fondo de Titulizacion de Activos, (Spain), Series A6, 3.88%, 05/23/2025	EUR	100	107
Charles Schwab Corp. (The),
(United States SOFR + 2.50%), 5.85%, 05/19/2034 (aa)		100	102
(United States SOFR + 1.88%), 6.20%, 11/17/2029 (aa)		45	47
CI Financial Corp., (Canada), 3.20%, 12/17/2030		23	18
Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.01%, 04/12/2028	EUR	4,200	3,995
Reg. S, 0.01%, 11/03/2031	EUR	100	85
Reg. S, 0.05%, 12/06/2029	EUR	100	90
Reg. S, 0.88%, 08/11/2028	EUR	100	98
Reg. S, 0.88%, 05/06/2034	EUR	100	86
Reg. S, 2.13%, 01/07/2030	EUR	100	101
Reg. S, 3.25%, 09/28/2026	EUR	100	107
Reg. S, 3.38%, 09/04/2028	EUR	100	108
Credit Agricole Public Sector SCF SA, (France),
Reg. S, 0.88%, 08/02/2027	EUR	100	100
Reg. S, 3.00%, 06/14/2030	EUR	100	106
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 0.01%, 07/20/2028	EUR	5,000	4,713
Reg. S, 0.75%, 09/15/2027	EUR	100	99
Reg. S, 0.88%, 03/04/2032	EUR	100	90
Reg. S, 1.00%, 01/30/2029	EUR	100	97
Reg. S, 2.38%, 02/08/2028	EUR	100	104
Reg. S, 3.25%, 04/20/2029	EUR	100	107
DLR Kredit A/S, (Denmark), Series CCb, Reg. S, 1.00%, 04/01/2028	DKK	700	93
IG Group Holdings plc, (United Kingdom), Reg. S, 3.13%, 11/18/2028	GBP	2,000	2,195
Intercontinental Exchange, Inc.,
5.20%, 06/15/2062		20	18
5.25%, 06/15/2031		1,175	1,183
Jefferies Financial Group, Inc.,
2.63%, 10/15/2031		1,250	1,010
2.75%, 10/15/2032		1,420	1,138
5.88%, 07/21/2028		500	505

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
Jyske Realkredit A/S, (Denmark),
Reg. S, 0.50%, 10/01/2026	EUR	100	101
Series CCB, Reg. S, 1.00%, 04/01/2026	DKK	400	55
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 3.00%, 01/31/2031	EUR	100	106
Reg. S, 3.13%, 01/29/2034	EUR	100	106
Lansforsakringar Hypotek AB, (Sweden),
Reg. S, 1.38%, 05/31/2027	EUR	100	101
Series 519, Reg. S, 1.50%, 09/16/2026	SEK	900	82
Series 520, Reg. S, 1.00%, 09/15/2027	SEK	1,000	89
Series 521, Reg. S, 0.50%, 09/20/2028	SEK	2,200	188
London Stock Exchange Group plc, (United Kingdom),
Reg. S, 1.63%, 04/06/2030	GBP	2,000	2,138
Reg. S, 1.75%, 12/06/2027	EUR	800	811
LPL Holdings, Inc.,
5.70%, 05/20/2027		45	45
6.00%, 05/20/2034		125	125
6.75%, 11/17/2028		497	522
Lseg Netherlands BV, (Netherlands), Reg. S, 0.75%, 04/06/2033	EUR	1,000	841
Mastercard, Inc.,
2.10%, 12/01/2027	EUR	1,825	1,884
2.95%, 06/01/2029		20	18
3.35%, 03/26/2030		24	22
3.85%, 03/26/2050		20	16
Nasdaq, Inc., 5.35%, 06/28/2028		10	10
Nomura Holdings, Inc., (Japan),
1.85%, 07/16/2025		1,755	1,687
2.17%, 07/14/2028		1,500	1,325
2.61%, 07/14/2031		730	602
3.00%, 01/22/2032		320	268
5.10%, 07/03/2025		2,300	2,286
6.07%, 07/12/2028		1,625	1,663
Nordea Kredit Realkreditaktieselskab, (Denmark),
Reg. S, 1.00%, 04/01/2026 (e)	DKK	250	35
1.00%, 10/01/2026	DKK	500	68
Reg. S, 1.00%, 10/01/2027 (e)	DKK	200	27
Series Cc2, Reg. S, 1.00%, 04/01/2029 (e)	DKK	300	39
Series CC2, Reg. S, 1.00%, 04/01/2027 (e)	DKK	500	68
Series CC2, Reg. S, 1.00%, 10/01/2028 (e)	DKK	300	40
Nuveen LLC, 5.55%, 01/15/2030 (e)		190	191
OSB Group plc, (United Kingdom), Reg. S, (UK Gilts 1 Year + 4.99%), 9.50%, 09/07/2028 (aa)	GBP	3,400	4,598
Private Export Funding Corp.,
0.55%, 07/30/2024 (e)		300	299

SEE NOTES TO FINANCIAL STATEMENTS.

96	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Diversified Financial Services — continued
Series PP, 1.40%, 07/15/2028		775	680
Programa Cedulas TDA Fondo de Titulizacion de Activos, (Spain), Series A6, 4.25%, 04/10/2031	EUR	100	113
Prs Finance plc, (United Kingdom),
Reg. S, 1.50%, 08/24/2034	GBP	200	189
Reg. S, 1.75%, 11/24/2026	GBP	178	210
Reg. S, 2.00%, 01/23/2029	GBP	500	567
Radian Group, Inc., 6.20%, 05/15/2029		40	40
Realkredit Danmark A/S, (Denmark),
Series 10F, Reg. S, 1.00%, 01/01/2026 (e)	DKK	1,000	139
Series 10f, Reg. S, 1.00%, 04/01/2026	DKK	500	69
Series 22S, Reg. S, 0.00%, 10/01/2040 (e)	DKK	40	4
Saltaire Finance plc, (United Kingdom),
Reg. S, 4.81%, 03/14/2053	GBP	100	123
Reg. S, 4.82%, 12/01/2033	GBP	100	128
Societe Generale SFH SA, (France),
Reg. S, 0.50%, 01/28/2026	EUR	100	103
Reg. S, 1.75%, 05/05/2034	EUR	200	187
Sparebanken Vest Boligkreditt A/S, (Norway),
Reg. S, 2.50%, 09/22/2027	EUR	100	105
Reg. S, 3.00%, 07/31/2029	EUR	100	107
Swedbank Hypotek AB, (Sweden),
Reg. S, 0.50%, 02/05/2026	EUR	100	102
Series 196, Reg. S, 1.00%, 03/18/2026	SEK	1,000	91
Series 197, Reg. S, 1.00%, 03/17/2027	SEK	700	63
Series 199, Reg. S, 3.00%, 03/28/2029	SEK	2,000	189
Series 200, Reg. S, 3.00%, 12/27/2029	SEK	1,500	142
THFC Funding No. 1 plc, (United Kingdom), Reg. S, 5.13%, 12/21/2035	GBP	1,370	1,710
TP ICAP Finance plc, (United Kingdom), Reg. S, 5.25%, 05/29/2026	GBP	2,000	2,495
Visa, Inc.,
2.00%, 06/15/2029	EUR	4,100	4,152
2.70%, 04/15/2040		10	7
3.65%, 09/15/2047		20	16
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	225	280
Western Union Co. (The), 1.35%, 03/15/2026		510	475

			59,679

Insurance — 1.3%
Aflac, Inc.,
3.60%, 04/01/2030		40	37
4.75%, 01/15/2049		20	18
AIA Group Ltd., (Hong Kong), Reg. S, (EUR Swap Rate 5 Year + 1.10%), 0.88%, 09/09/2033 (aa)	EUR	1,800	1,668

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Insurance — continued
Alleghany Corp.,
3.25%, 08/15/2051		15	10
3.63%, 05/15/2030		5	5
Allianz Finance II BV, (Netherlands),
Reg. S, 0.50%, 11/22/2033	EUR	200	167
Series 62, Reg. S, 4.50%, 03/13/2043	GBP	1,500	1,753
Allianz SE, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 2.65%), 2.24%, 07/07/2045 (aa)	EUR	2,000	2,102
Reg. S, (ICE EURIBOR Swap Rate 10 Year + 3.20%), 3.38%, 09/18/2024 (aa) (x)	EUR	2,300	2,451
Reg. S, (ICE LIBOR EUR 3 Month + 3.55%), 4.25%, 07/05/2052 (aa)	EUR	2,600	2,752
Reg. S, (ICE LIBOR EUR 3 Month + 3.65%), 5.82%, 07/25/2053 (aa)	EUR	1,900	2,229
Allstate Corp. (The), 5.05%, 06/24/2029		40	40
American International Group, Inc.,
1.88%, 06/21/2027	EUR	1,000	1,019
5.13%, 03/27/2033		45	44
Argentum Netherlands BV for Zurich Insurance Co. Ltd., (Netherlands), Reg. S, (ICE LIBOR EUR 3 Month + 3.20%), 2.75%, 02/19/2049 (aa)	EUR	500	505
Arthur J Gallagher & Co.,
3.05%, 03/09/2052		20	12
3.50%, 05/20/2051		5	4
ASR Nederland NV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 4.00%), 3.38%, 05/02/2049 (aa)	EUR	1,000	1,006
Reg. S, (EUR Swap Rate 5 Year + 5.20%), 5.13%, 09/29/2045 (aa)	EUR	1,000	1,078
Assicurazioni Generali SpA, (Italy),
Reg. S, 1.71%, 06/30/2032	EUR	100	89
Reg. S, 2.43%, 07/14/2031	EUR	1,000	940
Reg. S, 4.13%, 05/04/2026	EUR	100	107
Reg. S, (ICE LIBOR EUR 3 Month + 4.50%), 4.60%, 11/21/2025 (aa) (x)	EUR	770	822
Assurant, Inc.,
2.65%, 01/15/2032		26	21
3.70%, 02/22/2030		30	27
4.90%, 03/27/2028		7	7
Athene Holding Ltd.,
3.95%, 05/25/2051		5	4
6.25%, 04/01/2054		5	5
Aviva plc, (United Kingdom),
Reg. S, 1.88%, 11/13/2027	EUR	500	515
Reg. S, (ICE LIBOR EUR 3 Month + 3.55%), 3.38%, 12/04/2045 (aa)	EUR	1,000	1,056
Reg. S, (UK Gilts 5 Year + 4.70%), 4.00%, 06/03/2055 (aa)	GBP	825	847

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	97

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Insurance — continued
Reg. S, (UK Gilts 5 Year + 2.85%), 6.13%, 11/14/2036 (aa)	GBP	430	548
AXA SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 3.75%), 3.38%, 07/06/2047 (aa)	EUR	1,900	1,996
Reg. S, (EUR Swap Rate 11 Year + 3.25%), 3.88%, 10/08/2025 (aa) (x)	EUR	5,000	5,266
Berkshire Hathaway Finance Corp.,
1.50%, 03/18/2030	EUR	2,200	2,127
2.38%, 06/19/2039	GBP	825	731
2.85%, 10/15/2050		5	3
3.85%, 03/15/2052		45	35
4.20%, 08/15/2048		5	4
Berkshire Hathaway, Inc., 2.15%, 03/15/2028	EUR	1,000	1,028
BNP Paribas Cardif SA, (France), Reg. S, (ICE LIBOR EUR 3 Month + 3.93%), 4.03%, 11/25/2025 (aa) (x)	EUR	6,000	6,352
Brown & Brown, Inc.,
2.38%, 03/15/2031		69	57
4.20%, 03/17/2032		8	8
4.95%, 03/17/2052		20	17
5.65%, 06/11/2034		180	179
BUPA Finance plc, (United Kingdom), Reg. S, 5.00%, 10/12/2030	EUR	1,700	1,906
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, (France), Reg. S, 0.75%, 07/07/2028	EUR	4,900	4,615
Chubb INA Holdings LLC,
0.88%, 12/15/2029	EUR	1,000	935
1.55%, 03/15/2028	EUR	3,000	2,998
5.00%, 03/15/2034		505	501
Cloverie PLC for Zurich Insurance Co. Ltd., (Ireland), Reg. S, 1.50%, 12/15/2028	EUR	1,000	993
CNA Financial Corp.,
2.05%, 08/15/2030		2,500	2,083
5.13%, 02/15/2034		210	204
CNP Assurances SACA, (France),
Reg. S, 0.38%, 03/08/2028	EUR	100	94
Reg. S, 1.25%, 01/27/2029	EUR	700	662
Reg. S, (ICE LIBOR EUR 3 Month + 2.70%), 1.88%, 10/12/2053 (aa)	EUR	300	253
Reg. S, (ICE LIBOR EUR 3 Month + 3.65%), 2.50%, 06/30/2051 (aa)	EUR	1,000	930
Corebridge Financial, Inc., 4.35%, 04/05/2042		155	128
Credit Agricole Assurances SA, (France),
Reg. S, 2.00%, 07/17/2030	EUR	600	558
Reg. S, (EUR Swap Rate 5 Year + 4.35%), 4.50%, 10/14/2025 (aa) (x)	EUR	100	106
Enstar Group Ltd., (Bermuda),
3.10%, 09/01/2031		131	108
4.95%, 06/01/2029		30	29

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Insurance — continued
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/2050		860	582
Fairfax Financial Holdings Ltd., (Canada),
Reg. S, 2.75%, 03/29/2028	EUR	3,000	3,064
3.38%, 03/03/2031		2,010	1,749
4.85%, 04/17/2028		35	34
5.63%, 08/16/2032		1,100	1,086
6.00%, 12/07/2033 (e)		30	31
6.10%, 03/15/2055 (e)		40	39
6.35%, 03/22/2054 (e)		60	60
Fidelity National Financial, Inc.,
2.45%, 03/15/2031		210	171
3.20%, 09/17/2051		20	12
3.40%, 06/15/2030		10	9
4.50%, 08/15/2028		10	10
Groupe des Assurances du Credit Mutuel SADIR, (France), Reg. S, (ICE LIBOR EUR 3 Month + 2.65%), 1.85%, 04/21/2042 (aa)	EUR	2,200	1,903
Hannover Rueck SE, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 2.38%), 1.13%, 10/09/2039 (aa)	EUR	1,000	921
Reg. S, (ICE LIBOR EUR 3 Month + 3.75%), 5.88%, 08/26/2043 (aa)	EUR	1,200	1,426
Jackson Financial, Inc., 4.00%, 11/23/2051		5	3
Kemper Corp., 3.80%, 02/23/2032		120	103
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	425	563
Legal & General Group plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 5.25%), 4.50%, 11/01/2050 (aa)	GBP	825	949
Reg. S, (UK Gilts 5 Year + 4.65%), 5.13%, 11/14/2048 (aa)	GBP	600	738
Liberty Mutual Group, Inc.,
3.95%, 10/15/2050 (e)		830	607
5.50%, 06/15/2052 (e)		495	462
M&G plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.16%), 5.56%, 07/20/2055 (aa)	GBP	825	947
Markel Group, Inc.,
3.45%, 05/07/2052		1,000	673
6.00%, 05/16/2054		190	189
Marsh & McLennan Cos., Inc.,
1.98%, 03/21/2030	EUR	5,050	5,027
2.90%, 12/15/2051		90	56
4.20%, 03/01/2048		40	33
5.45%, 03/15/2053		5	5
Metropolitan Life Global Funding I,
Reg. S, 0.50%, 05/25/2029	EUR	500	468
Reg. S, 0.55%, 06/16/2027	EUR	1,475	1,454

SEE NOTES TO FINANCIAL STATEMENTS.

98	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Insurance — continued
Reg. S, 0.63%, 12/08/2027	GBP	1,000	1,093
Reg. S, 1.63%, 10/12/2028	GBP	1,000	1,107
Reg. S, 1.63%, 09/21/2029	GBP	2,125	2,286
Reg. S, 4.13%, 09/02/2025	GBP	1,000	1,247
MGIC Investment Corp., 5.25%, 08/15/2028		26	25
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 2.10%), 1.00%, 05/26/2042 (aa)	EUR	12,600	10,708
Reg. S, (ICE LIBOR EUR 3 Month + 2.60%), 4.25%, 05/26/2044 (aa)	EUR	7,600	8,011
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (France), Reg. S, 0.63%, 06/21/2027	EUR	1,900	1,842
New York Life Global Funding, Reg. S, 3.63%, 01/09/2030	EUR	9,625	10,452
NN Group NV, (Netherlands),
Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 4.50%, 01/15/2026 (aa) (x)	EUR	1,350	1,442
Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 6.00%, 11/03/2043 (aa)	EUR	6,600	7,631
Old Republic International Corp., 3.85%, 06/11/2051		15	11
Pension Insurance Corp. plc, (United Kingdom), Reg. S, 5.63%, 09/20/2030	GBP	1,121	1,352
Phoenix Group Holdings plc, (United Kingdom), Reg. S, 6.63%, 12/18/2025	GBP	425	540
Primerica, Inc., 2.80%, 11/19/2031		35	29
Progressive Corp. (The),
3.70%, 03/15/2052		20	15
3.95%, 03/26/2050		4	3
Prudential Funding Asia plc, (United Kingdom), 5.88%, 05/11/2029	GBP	1,500	1,948
Reinsurance Group of America, Inc., 5.75%, 09/15/2034		285	285
RenaissanceRe Holdings Ltd., (Bermuda), 5.75%, 06/05/2033		52	52
Rothesay Life plc, (United Kingdom), Reg. S, 7.02%, 12/10/2034	GBP	3,325	4,195
Sampo OYJ, (Finland), Reg. S, 2.25%, 09/27/2030	EUR	1,000	993
SCOR SE, (France), Reg. S, (EUR Swap Rate 10 Year + 3.25%), 3.00%, 06/08/2046 (aa)	EUR	5,600	5,827
SiriusPoint Ltd., (Bermuda), 7.00%, 04/05/2029		55	56
Sogecap SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.15%), 4.13%, 02/18/2026 (aa) (x)	EUR	1,700	1,792
Talanx AG, (Germany), Reg. S, 4.00%, 10/25/2029	EUR	7,800	8,538

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Insurance — continued
Travelers Cos., Inc. (The), 5.45%, 05/25/2053		20	20
UNIQA Insurance Group AG, (Austria),
Reg. S, 1.38%, 07/09/2030	EUR	500	474
Reg. S, (ICE LIBOR EUR 3 Month + 3.35%), 2.38%, 12/09/2041 (aa)	EUR	500	452
Reg. S, (ICE LIBOR EUR 3 Month + 5.82%), 6.00%, 07/27/2046 (aa)	EUR	500	550
Unum Group,
4.00%, 06/15/2029		1,764	1,664
4.13%, 06/15/2051		904	667
5.75%, 08/15/2042		5	5
6.00%, 06/15/2054		155	149
W R Berkley Corp., 4.00%, 05/12/2050		700	539
Willis North America, Inc.,
4.65%, 06/15/2027		30	29
5.35%, 05/15/2033		20	20
5.90%, 03/05/2054		70	68
Zurich Finance Ireland Designated Activity Co., (Ireland),
Reg. S, 1.63%, 06/17/2039	EUR	500	416
Reg. S, (UK Gilts 5 Year + 4.10%), 5.13%, 11/23/2052 (aa)	GBP	5,625	6,773

			163,474

Investment Companies — 0.2%
Apollo Debt Solutions BDC, 6.90%, 04/13/2029 (e)		35	35
Ares Capital Corp.,
2.15%, 07/15/2026		6	6
5.95%, 07/15/2029		40	39
7.00%, 01/15/2027		50	51
Blackstone Private Credit Fund, 3.25%, 03/15/2027		25	23
Blackstone Secured Lending Fund, 2.85%, 09/30/2028		13	11
Blue Owl Capital Corp., 2.88%, 06/11/2028		45	40
CDP Reti SpA, (Italy), Reg. S, 5.88%, 10/25/2027	EUR	500	563
EXOR NV, (Netherlands), Reg. S, 3.75%, 02/14/2033	EUR	7,725	8,147
FS KKR Capital Corp.,
2.63%, 01/15/2027		35	31
3.13%, 10/12/2028		140	122
7.88%, 01/15/2029		60	62
Golub Capital BDC, Inc.,
2.50%, 08/24/2026		5	5
6.00%, 07/15/2029		95	93
Investor AB, (Sweden),
Reg. S, 0.38%, 10/29/2035	EUR	425	323
Reg. S, 1.50%, 09/12/2030	EUR	700	674
Reg. S, 2.75%, 06/10/2032	EUR	10,400	10,635

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	99

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Investment Companies — continued
Main Street Capital Corp.,
3.00%, 07/14/2026		45	42
6.95%, 03/01/2029		55	56
MDGH GMTN RSC Ltd., (United Arab Emirates),
Reg. S, 0.38%, 03/10/2027	EUR	1,000	979
Reg. S, 1.00%, 03/10/2034	EUR	600	495
New Mountain Finance Corp., 6.88%, 02/01/2029		20	19
Sixth Street Specialty Lending, Inc., 6.13%, 03/01/2029		15	15
Temasek Financial I Ltd., (Singapore),
Reg. S, 1.50%, 03/01/2028	EUR	4,700	4,703
Reg. S, 3.25%, 02/15/2027	EUR	1,500	1,604
Wendel SE, (France), Reg. S, 1.00%, 06/01/2031	EUR	2,600	2,343

			31,116

Private Equity — 0.1%
3i Group plc, (United Kingdom),
Reg. S, 4.88%, 06/14/2029	EUR	4,925	5,429
Reg. S, 5.75%, 12/03/2032	GBP	350	452
Brookfield Finance, Inc., (Canada),
5.68%, 01/15/2035		70	70
5.97%, 03/04/2054		114	113
Intermediate Capital Group plc, (United Kingdom), Reg. S, 1.63%, 02/17/2027	EUR	1,000	999

			7,063

Real Estate — 0.7%
Affinity Sutton Capital Markets plc, (United Kingdom), Reg. S, 5.98%, 09/17/2038	GBP	1,000	1,324
Akelius Residential Property Financing BV, (Netherlands),
Reg. S, 1.00%, 01/17/2028	EUR	1,000	948
Reg. S, 1.13%, 01/11/2029	EUR	4,500	4,158
Aroundtown SA, (Luxembourg),
Reg. S, 0.00%, 07/16/2026	EUR	3,800	3,668
Reg. S, 1.45%, 07/09/2028	EUR	6,500	5,926
Reg. S, (EUR Swap Rate 5 Year + 2.42%), 1.63%, 04/15/2026 (aa) (x)	EUR	3,000	1,606
Reg. S, 3.00%, 10/16/2029	GBP	4,650	4,681
Balder Finland OYJ, (Finland),
Reg. S, 1.00%, 01/18/2027	EUR	2,000	1,946
Reg. S, 2.00%, 01/18/2031	EUR	7,400	6,404
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 1.63%, 04/20/2030	EUR	1,000	913
Reg. S, 1.75%, 03/12/2029	EUR	2,500	2,361
Reg. S, 2.63%, 10/20/2028	GBP	1,075	1,184
Broadgate Financing plc, (United Kingdom), Series A4, Reg. S, 4.82%, 07/05/2033	GBP	50	62

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Real Estate — continued
CBRE Services, Inc., 5.95%, 08/15/2034		20	20
Citycon Treasury BV, (Netherlands), Reg. S, 6.50%, 03/08/2029	EUR	2,150	2,303
Clarion Funding plc, (United Kingdom),
Reg. S, 1.25%, 11/13/2032	GBP	1,000	930
Reg. S, 1.88%, 09/07/2051	GBP	500	310
Reg. S, 2.63%, 01/18/2029	GBP	200	227
CTP NV, (Netherlands),
Reg. S, 0.88%, 01/20/2026	EUR	558	569
Reg. S, 1.50%, 09/27/2031	EUR	9,850	8,617
Reg. S, 4.75%, 02/05/2030	EUR	225	244
Deutsche Wohnen SE, (Germany),
Reg. S, 0.50%, 04/07/2031	EUR	500	421
Reg. S, 1.50%, 04/30/2030	EUR	900	836
Fastighets AB Balder, (Sweden),
Reg. S, 1.13%, 01/29/2027	EUR	4,000	3,882
Reg. S, 1.88%, 03/14/2025	EUR	400	421
Reg. S, 1.88%, 01/23/2026	EUR	2,000	2,055
Heimstaden Bostad AB, (Sweden), Reg. S, 1.13%, 01/21/2026	EUR	1,200	1,171
Hexagon Housing Association Ltd., (United Kingdom), Reg. S, 3.63%, 04/22/2048	GBP	1,000	888
HOWOGE Wohnungsbaugesellschaft mbH, (Germany),
Reg. S, 0.63%, 11/01/2028	EUR	400	378
Reg. S, 1.13%, 11/01/2033	EUR	100	85
Logicor 2019-1 UK plc, (United Kingdom), Reg. S, 1.88%, 11/17/2026	GBP	825	961
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.75%, 07/15/2024	EUR	1,500	1,604
Reg. S, 0.88%, 01/14/2031	EUR	400	338
Reg. S, 1.50%, 07/13/2026	EUR	1,000	1,010
Reg. S, 1.63%, 01/17/2030	EUR	200	184
Reg. S, 2.00%, 01/17/2034	EUR	100	85
London & Quadrant Housing Trust, (United Kingdom),
Reg. S, 2.00%, 03/31/2032	GBP	1,000	1,001
Reg. S, 2.00%, 10/20/2038	GBP	425	352
Reg. S, 2.63%, 02/28/2028	GBP	1,225	1,410
Reg. S, 2.75%, 07/20/2057	GBP	425	311
Reg. S, 3.13%, 02/28/2053	GBP	500	414
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	24	28
NE Property BV, (Netherlands),
Reg. S, 1.75%, 11/23/2024	EUR	500	529
Reg. S, 1.88%, 10/09/2026	EUR	1,000	1,008
Reg. S, 2.00%, 01/20/2030	EUR	500	463
Reg. S, 3.38%, 07/14/2027	EUR	500	518
Notting Hill Genesis, (United Kingdom),
Reg. S, 3.25%, 10/12/2048	GBP	1,000	881
Reg. S, 4.38%, 02/20/2054	GBP	500	525
Reg. S, 5.25%, 07/07/2042	GBP	1,000	1,204

SEE NOTES TO FINANCIAL STATEMENTS.

100	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Real Estate — continued
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
2.50%, 10/15/2031 (e)		580	476
4.13%, 02/01/2029 (e)		2,100	1,991
Optivo Finance plc, (United Kingdom), Reg. S, 5.25%, 03/13/2043	GBP	1,000	1,196
Orbit Capital plc, (United Kingdom), Reg. S, 3.38%, 06/14/2048	GBP	1,325	1,190
P3 Group Sarl, (Luxembourg),
Reg. S, 0.88%, 01/26/2026	EUR	490	499
Reg. S, 1.63%, 01/26/2029	EUR	2,300	2,188
Reg. S, 4.63%, 02/13/2030	EUR	200	215
Sagax Euro Mtn NL BV, (Netherlands), Reg. S, 1.63%, 02/24/2026	EUR	1,000	1,028
Sinochem Offshore Capital Co. Ltd., (British Virgin Islands), Reg. S, 0.75%, 11/25/2025	EUR	1,000	1,019
Sirius Real Estate Ltd., (Guernsey), Reg. S, 1.75%, 11/24/2028	EUR	1,800	1,669
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	40	50
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	76	109
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	31	39
VGP NV, (Belgium),
Reg. S, 1.63%, 01/17/2027	EUR	1,300	1,286
Reg. S, 2.25%, 01/17/2030	EUR	700	644
Vonovia SE, (Germany),
Reg. S, 0.63%, 07/09/2026	EUR	300	301
Reg. S, 0.75%, 09/01/2032	EUR	1,700	1,401
Reg. S, 1.00%, 01/28/2041	EUR	1,100	699

			87,364

REITS — 0.6%
Aedifica SA, (Belgium), Reg. S, 0.75%, 09/09/2031	EUR	1,200	1,009
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036		345	333
5.63%, 05/15/2054		1,240	1,168
Altarea SCA, (France), Reg. S, 1.75%, 01/16/2030	EUR	400	356
American Tower Corp.,
1.95%, 05/22/2026	EUR	1,000	1,039
3.80%, 08/15/2029		92	86
5.20%, 02/15/2029		55	55
5.80%, 11/15/2028		30	30
AvalonBay Communities, Inc., 5.35%, 06/01/2034		75	75

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

REITS — continued
Brixmor Operating Partnership LP,
4.05%, 07/01/2030		1,175	1,091
4.13%, 06/15/2026		2,300	2,239
4.13%, 05/15/2029		940	888
Carmila SA, (France), Reg. S, 1.63%, 05/30/2027	EUR	1,000	998
Crown Castle, Inc.,
5.60%, 06/01/2029		60	61
5.80%, 03/01/2034		10	10
Digital Dutch Finco BV, (Netherlands), Reg. S, 1.50%, 03/15/2030	EUR	2,500	2,340
Digital Realty Trust LP,
3.70%, 08/15/2027		43	41
5.55%, 01/15/2028		4	4
Equinix, Inc.,
1.00%, 09/15/2025		50	47
1.00%, 03/15/2033	EUR	800	681
1.45%, 05/15/2026		20	18
2.63%, 11/18/2024		5	5
2.90%, 11/18/2026		20	19
Extra Space Storage LP,
3.50%, 07/01/2026		13	12
5.40%, 02/01/2034		50	49
GLP Capital LP / GLP Financing II, Inc.,
3.25%, 01/15/2032		780	656
5.30%, 01/15/2029		400	394
5.38%, 04/15/2026		1,500	1,488
Goodman Australia Finance Pty Ltd., (Australia), Reg. S, 1.38%, 09/27/2025	EUR	2,758	2,865
Hammerson plc, (United Kingdom), Reg. S, 7.25%, 04/21/2028	GBP	1,400	1,829
Healthpeak OP LLC, 3.00%, 01/15/2030		1,400	1,243
Host Hotels & Resorts LP,
5.70%, 07/01/2034		460	453
Series I, 3.50%, 09/15/2030		70	62
Series J, 2.90%, 12/15/2031		415	347
Invitation Homes Operating Partnership LP,
2.00%, 08/15/2031		60	48
5.45%, 08/15/2030		10	10
Kimco Realty OP LLC, 2.70%, 10/01/2030		1,900	1,643
Klepierre SA, (France),
Reg. S, 1.63%, 12/13/2032	EUR	1,000	897
Reg. S, 2.00%, 05/12/2029	EUR	1,000	990
Mercialys SA, (France),
Reg. S, 1.80%, 02/27/2026	EUR	1,000	1,028
Reg. S, 2.50%, 02/28/2029	EUR	300	297
Merlin Properties Socimi SA, (Spain), Reg. S, 2.38%, 07/13/2027	EUR	1,000	1,027
National Health Investors, Inc., 3.00%, 02/01/2031		50	41
Praemia Healthcare SACA, (France), Reg. S, 5.50%, 09/19/2028	EUR	3,600	3,989

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	101

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
REITS — continued
Prologis LP, 2.25%, 06/30/2029	GBP	1,600	1,783
Public Storage Operating Co., 5.35%, 08/01/2053		7	7
Rayonier LP, 2.75%, 05/17/2031		9	7
Realty Income Corp.,
1.63%, 12/15/2030	GBP	200	202
1.75%, 07/13/2033	GBP	1,100	1,031
3.10%, 12/15/2029		800	719
4.75%, 02/15/2029		30	30
Scentre Group Trust 1 / Scentre Group Trust 2, (Australia), Reg. S, 1.45%, 03/28/2029	EUR	2,000	1,934
Scentre Group Trust 1, (Australia),
Reg. S, 2.25%, 07/16/2024	EUR	2,000	2,140
Reg. S, 3.88%, 07/16/2026	GBP	554	676
Simon Property Group LP,
1.38%, 01/15/2027		10	9
2.20%, 02/01/2031		65	54
4.25%, 10/01/2044		2	2
4.25%, 11/30/2046		5	4
5.85%, 03/08/2053		45	45
6.65%, 01/15/2054		12	13
Sun Communities Operating LP, 2.70%, 07/15/2031		135	112
Unibail-Rodamco-Westfield SE, (France),
Reg. S, 1.38%, 12/04/2031	EUR	7,600	6,771
Reg. S, 1.88%, 01/15/2031	EUR	3,800	3,581
UNITE Group plc (The), (United Kingdom), Reg. S, 5.63%, 06/25/2032	GBP	1,150	1,454
Ventas Realty LP,
4.13%, 01/15/2026		2,300	2,247
5.63%, 07/01/2034		90	90
VICI Properties LP,
4.75%, 02/15/2028		205	200
4.95%, 02/15/2030		1,645	1,588
Welltower OP LLC,
2.75%, 01/15/2031		50	43
3.10%, 01/15/2030		2,472	2,217
4.00%, 06/01/2025		7	7
4.25%, 04/15/2028		4	4
4.50%, 12/01/2034	GBP	300	342
4.80%, 11/20/2028	GBP	1,650	2,031
Weyerhaeuser Co., 4.00%, 04/15/2030		1,500	1,401
WP Carey, Inc.,
2.25%, 04/01/2033		1,000	772
4.25%, 07/23/2032	EUR	2,100	2,241
WPC Eurobond BV, (Netherlands), 0.95%, 06/01/2030	EUR	1,800	1,618

			67,336

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Savings & Loans — 0.1%
Coventry Building Society, (United Kingdom), Reg. S, 2.63%, 12/07/2026	EUR	5,000	5,252
Nationwide Building Society, (United Kingdom),
Reg. S, 0.25%, 07/22/2025	EUR	2,000	2,067
Reg. S, 0.63%, 03/25/2027	EUR	100	100
Reg. S, 3.31%, 05/02/2034	EUR	120	129
Reg. S, 3.38%, 11/27/2028	EUR	100	108
Yorkshire Building Society, (United Kingdom), Reg. S, 0.01%, 11/16/2028	EUR	5,000	4,656

			12,312

Total Financial			1,309,305

Government — 1.4%
Multi-National — 1.4%
African Development Bank, (Supranational),
0.50%, 03/22/2027	EUR	1,000	999
0.50%, 03/21/2029	EUR	3,500	3,343
0.88%, 05/24/2028	EUR	400	395
2.25%, 09/14/2029	EUR	2,000	2,068
Asian Development Bank, (Supranational),
Reg. S, 0.03%, 01/31/2030	EUR	3,550	3,235
0.35%, 07/16/2025	EUR	700	727
0.75%, 12/07/2027	GBP	5,000	5,599
1.40%, 02/06/2037	EUR	7,000	6,127
2.88%, 05/06/2025		150	147
4.13%, 02/14/2029	GBP	5,000	6,273
4.50%, 08/25/2028		150	150
6.22%, 08/15/2027		100	104
Corp. Andina de Fomento, (Supranational), Reg. S, 0.25%, 02/04/2026	EUR	2,000	2,024
Council Of Europe Development Bank, (Supranational),
Reg. S, 0.00%, 01/20/2031	EUR	5,000	4,434
Reg. S, 0.25%, 01/19/2032	EUR	3,000	2,637
Reg. S, 0.63%, 01/30/2029	EUR	1,500	1,452
Dexia SA, (France),
Reg. S, 0.00%, 01/21/2028	EUR	1,300	1,248
Reg. S, 0.01%, 01/22/2027	EUR	500	494
Reg. S, 0.63%, 01/17/2026	EUR	600	616
Reg. S, 1.00%, 10/18/2027	EUR	300	300
Reg. S, 2.13%, 02/12/2025	GBP	400	497
Reg. S, 2.75%, 01/18/2029	EUR	200	211
Reg. S, 3.13%, 06/01/2028	EUR	200	214

SEE NOTES TO FINANCIAL STATEMENTS.

102	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Multi-National — continued
Erste Abwicklungsanstalt, (Germany), Reg. S, 3.13%, 06/22/2026	EUR	400	428
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, (Supranational),
4.55%, 03/30/2027	CAD	500	368
5.50%, 06/07/2032	GBP	300	401
European Investment Bank, (Supranational),
Reg. S, 0.00%, 03/13/2026	EUR	700	712
Reg. S, 0.00%, 09/28/2028	EUR	1,000	949
Zero Coupon, 05/28/2037 (e)	CAD	150	62
Reg. S, 0.01%, 11/15/2035	EUR	4,200	3,183
Reg. S, 0.01%, 05/15/2041	EUR	5,000	3,143
Reg. S, 0.05%, 11/15/2029	EUR	10,000	9,211
0.05%, 01/16/2030	EUR	17,900	16,408
Reg. S, 0.05%, 10/13/2034	EUR	19,000	15,029
Reg. S, 0.10%, 10/15/2026	EUR	5,000	5,019
Reg. S, 0.13%, 12/14/2026	GBP	1,875	2,133
Reg. S, 0.25%, 06/15/2040	EUR	3,950	2,682
Reg. S, 0.50%, 11/13/2037	EUR	2,000	1,530
Reg. S, 0.88%, 05/15/2026	GBP	2,000	2,364
0.88%, 09/13/2047	EUR	200	135
Reg. S, 1.00%, 03/14/2031	EUR	20,000	18,939
Reg. S, 1.00%, 04/14/2032	EUR	3,275	3,041
1.50%, 10/16/2048	EUR	5,000	3,780
2.75%, 09/13/2030	EUR	230	244
Reg. S, 3.50%, 04/15/2027	EUR	10,000	10,871
Reg. S, 3.63%, 03/14/2042	EUR	2,025	2,271
Reg. S, 3.88%, 06/08/2037	GBP	3,000	3,574
4.38%, 03/19/2027		200	199
5.00%, 04/15/2039	GBP	3,500	4,625
Reg. S, 6.27%, 08/28/2024	IDR	10,000,000	610
Series 1981, 2.63%, 03/15/2035	EUR	40	41
Series DIP, Reg. S, 4.63%, 10/12/2054	GBP	3,055	3,855
FMS Wertmanagement, (Germany), Reg. S, 0.38%, 04/29/2030	EUR	1,600	1,483
Inter-American Development Bank, (Supranational),
0.88%, 04/20/2026		200	186
2.38%, 08/03/2029	GBP	1,000	1,154
6.75%, 07/15/2027		700	733
International Development Association, (Supranational),
Reg. S, 0.00%, 10/19/2026	EUR	1,000	998
Reg. S, 0.35%, 04/22/2036	EUR	3,500	2,729
Reg. S, 0.38%, 09/22/2027	GBP	2,000	2,225
Reg. S, 0.70%, 01/17/2042	EUR	1,000	698
International Finance Corp., (Supranational),
0.25%, 12/15/2025	GBP	1,000	1,183
SUB, 0.63%, 03/15/2026		10	10

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Multi-National — continued
SUB, 0.75%, 05/15/2026		150	141
North American Development Bank, (Supranational), Reg. S, 0.20%, 11/28/2028	CHF	200	212

			170,853

Municipal — 0.0% (g)
Transport for London, (United Kingdom),
Reg. S, 3.88%, 07/23/2042	GBP	140	148
Reg. S, 4.00%, 09/12/2033	GBP	300	348
Reg. S, 4.00%, 04/07/2064	GBP	100	104

			600

Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero Coupon, 01/14/2032	EUR	860	713
UK Municipal Bonds Agency Finance Co. Designated Activity Co., (Ireland), Reg. S, 1.63%, 08/26/2060	GBP	100	50

			763

Total Government			172,216

Industrial — 2.2%
Aerospace/Defense — 0.4%
Airbus SE, (Netherlands),
Reg. S, 1.63%, 06/09/2030	EUR	3,050	2,936
Reg. S, 2.00%, 04/07/2028	EUR	1,715	1,749
Reg. S, 2.38%, 04/07/2032	EUR	2,300	2,280
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,099
Boeing Co. (The),
3.20%, 03/01/2029		35	31
3.45%, 11/01/2028		10	9
4.88%, 05/01/2025		27	27
5.15%, 05/01/2030		60	58
5.71%, 05/01/2040		2,300	2,127
5.81%, 05/01/2050		50	45
6.30%, 05/01/2029 (e)		20	20
6.39%, 05/01/2031 (e)		30	31
6.86%, 05/01/2054 (e)		20	21
7.01%, 05/01/2064 (e)		1,290	1,327
GE Capital UK Funding Unlimited Co., (Ireland), Reg. S, 5.88%, 01/18/2033	GBP	2,400	3,119
General Dynamics Corp.,
2.25%, 06/01/2031		36	30
4.25%, 04/01/2040		2	2
General Electric Co.,
1.50%, 05/17/2029	EUR	10,950	10,723
1.88%, 05/28/2027	EUR	1,000	1,017
Reg. S, 4.13%, 09/19/2035	EUR	600	653
Reg. S, 4.88%, 09/18/2037	GBP	4,000	4,597
Hexcel Corp., 4.20%, 02/15/2027		60	58

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	103

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Aerospace/Defense — continued
L3Harris Technologies, Inc., 5.40%, 07/31/2033		1,600	1,598
Lockheed Martin Corp.,
3.80%, 03/01/2045		30	24
4.30%, 06/15/2062		34	28
4.70%, 05/15/2046		20	18
5.20%, 02/15/2064		40	38
5.70%, 11/15/2054		10	10
5.90%, 11/15/2063		5	5
RTX Corp.,
2.15%, 05/18/2030	EUR	1,500	1,455
6.40%, 03/15/2054		299	328
Safran SA, (France),
Reg. S, 0.13%, 03/16/2026	EUR	1,000	1,010
Reg. S, 0.75%, 03/17/2031	EUR	5,500	5,012
Thales SA, (France),
Reg. S, 0.00%, 03/26/2026	EUR	4,100	4,130
Reg. S, 1.00%, 05/15/2028	EUR	1,900	1,853
Reg. S, 4.13%, 10/18/2028	EUR	800	872

			48,340

Building Materials — 0.4%
Carrier Global Corp., 4.13%, 05/29/2028	EUR	1,600	1,744
Cie de Saint-Gobain SA, (France),
Reg. S, 3.38%, 04/08/2030	EUR	900	951
Reg. S, 3.63%, 04/08/2034	EUR	2,000	2,105
CRH Finance DAC, (Ireland), Reg. S, 1.38%, 10/18/2028	EUR	1,164	1,143
Crh Finance UK plc, (United Kingdom), Reg. S, 4.13%, 12/02/2029	GBP	1,500	1,819
CRH Funding BV, (Netherlands), Reg. S, 1.63%, 05/05/2030	EUR	800	769
CRH SMW Finance DAC, (Ireland),
Reg. S, 1.25%, 11/05/2026	EUR	1,000	1,017
Reg. S, 4.25%, 07/11/2035	EUR	4,250	4,643
Eagle Materials, Inc., 2.50%, 07/01/2031		61	52
Heidelberg Materials AG, (Germany), Reg. S, 3.75%, 05/31/2032	EUR	2,425	2,588
Holcim Finance Luxembourg SA, (Luxembourg),
Reg. S, 0.50%, 09/03/2030	EUR	500	440
Reg. S, 0.50%, 04/23/2031	EUR	7,700	6,613
Reg. S, 0.63%, 04/06/2030	EUR	6,900	6,230
Reg. S, 0.63%, 01/19/2033	EUR	10,000	8,225
Holcim Sterling Finance Netherlands BV, (Netherlands),
Reg. S, 2.25%, 04/04/2034	GBP	1,900	1,825
Reg. S, 3.00%, 05/12/2032	GBP	3,500	3,754
Johnson Controls International plc / Tyco Fire & Security Finance SCA, (Ireland),
1.00%, 09/15/2032	EUR	1,000	871
3.00%, 09/15/2028	EUR	1,000	1,046
5.50%, 04/19/2029		110	111

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Building Materials — continued
Lennox International, Inc.,
1.35%, 08/01/2025		2	2
5.50%, 09/15/2028		25	25
Martin Marietta Materials, Inc., 3.20%, 07/15/2051		16	11
Owens Corning, 3.95%, 08/15/2029		517	489
Trane Technologies Financing Ltd., (Ireland), 4.50%, 03/21/2049		5	4
Vulcan Materials Co., 3.50%, 06/01/2030		60	55

			46,532

Electrical Components & Equipments — 0.2%
Eaton Capital Unlimited Co., (Ireland),
Reg. S, 0.58%, 03/08/2030	EUR	4,500	4,111
Reg. S, 3.60%, 05/21/2031	EUR	2,500	2,683
Reg. S, 3.80%, 05/21/2036	EUR	13,600	14,570
Emerson Electric Co.,
1.25%, 10/15/2025	EUR	1,000	1,039
2.00%, 10/15/2029	EUR	1,500	1,496
2.80%, 12/21/2051		17	11
Legrand SA, (France),
Reg. S, 0.63%, 06/24/2028	EUR	1,000	964
Reg. S, 1.00%, 03/06/2026	EUR	1,000	1,031
Reg. S, 1.88%, 07/06/2032	EUR	1,000	962
Schneider Electric SE, (France),
Reg. S, 3.25%, 10/10/2035	EUR	4,400	4,556
Reg. S, 3.50%, 06/12/2033	EUR	400	430
Signify NV, (Netherlands), Reg. S, 2.38%, 05/11/2027	EUR	175	181

			32,034

Electronics — 0.2%
Amphenol Corp., 5.25%, 04/05/2034		885	884
Amphenol Technologies Holding GmbH, (Germany), Reg. S, 0.75%, 05/04/2026	EUR	2,525	2,571
Arrow Electronics, Inc., 5.88%, 04/10/2034		140	139
Assa Abloy AB, (Sweden), Reg. S, 4.13%, 09/13/2035	EUR	1,875	2,089
Avnet, Inc., 5.50%, 06/01/2032		10	10
Flex Ltd., (Singapore), 4.88%, 06/15/2029		31	30
Fortive Corp.,
3.70%, 02/13/2026	EUR	2,250	2,411
3.70%, 08/15/2029	EUR	2,600	2,777
Honeywell International, Inc.,
0.75%, 03/10/2032	EUR	2,500	2,177
2.25%, 02/22/2028	EUR	1,500	1,543
4.13%, 11/02/2034	EUR	3,700	4,048
4.50%, 01/15/2034		71	68
Hubbell, Inc., 2.30%, 03/15/2031		59	49
Jabil, Inc.,
1.70%, 04/15/2026		20	19
5.45%, 02/01/2029		40	40

SEE NOTES TO FINANCIAL STATEMENTS.

104	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electronics — continued
Keysight Technologies, Inc.,
3.00%, 10/30/2029		25	22
4.60%, 04/06/2027		5	5
TD SYNNEX Corp.,
2.38%, 08/09/2028		5	5
6.10%, 04/12/2034		80	80
Tyco Electronics Group SA, (Luxembourg), 0.00%, 02/16/2029	EUR	1,000	923
Vontier Corp., 2.95%, 04/01/2031		95	79

			19,969

Engineering & Construction — 0.4%
ABB Finance BV, (Netherlands),
Reg. S, 0.00%, 01/19/2030	EUR	2,000	1,799
Reg. S, 3.38%, 01/16/2031	EUR	7,200	7,709
Reg. S, 3.38%, 01/15/2034	EUR	3,100	3,281
Aeroports de Paris SA, (France),
Reg. S, 1.00%, 01/05/2029	EUR	500	480
Reg. S, 1.50%, 07/02/2032	EUR	600	550
Reg. S, 2.13%, 10/02/2026	EUR	200	208
Reg. S, 2.75%, 06/05/2028	EUR	100	105
Reg. S, 2.75%, 04/02/2030	EUR	2,500	2,561
Arcadis NV, (Netherlands), Reg. S, 4.88%, 02/28/2028	EUR	18,168	20,037
Cellnex Finance Co. SA, (Spain), Reg. S, 2.25%, 04/12/2026	EUR	2,000	2,090
CRCC Hean Ltd., (Hong Kong), Reg. S, 0.88%, 05/20/2026	EUR	300	303
DAA Finance plc, (Ireland), Reg. S, 1.60%, 11/05/2032	EUR	400	366
Ferrovial Emisiones SA, (Spain),
Reg. S, 0.54%, 11/12/2028	EUR	1,000	946
Reg. S, 1.38%, 05/14/2026	EUR	1,000	1,029
Heathrow Funding Ltd., (Jersey),
Reg. S, 4.63%, 10/31/2046	GBP	325	350
Reg. S, 6.45%, 12/10/2031	GBP	225	301
Reg. S, 6.75%, 12/03/2026	GBP	150	196
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		950	980
Royal Schiphol Group NV, (Netherlands),
Reg. S, 0.38%, 09/08/2027	EUR	300	293
Reg. S, 0.75%, 04/22/2033	EUR	200	170
Reg. S, 0.88%, 09/08/2032	EUR	400	349
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 1.75%, 04/26/2028	EUR	1,000	1,000
Vinci SA, (France), Reg. S, 3.38%, 10/17/2032	EUR	2,000	2,106

			47,209

Environmental Control — 0.0% (g)
Republic Services, Inc.,
5.00%, 12/15/2033		100	98
5.20%, 11/15/2034		80	80

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Environmental Control — continued
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	176
3.20%, 06/01/2032		10	9
4.20%, 01/15/2033		20	18
Waste Management, Inc.,
2.00%, 06/01/2029		4	4
4.63%, 02/15/2033		19	18
4.95%, 07/03/2031 (w)		130	129

			532

Hand/Machine Tools — 0.0% (g)
Regal Rexnord Corp., 6.05%, 02/15/2026		620	621
Snap-on, Inc., 3.10%, 05/01/2050		10	7

			628

Machinery — Construction & Mining — 0.0% (g)
Oshkosh Corp., 3.10%, 03/01/2030		28	25
Sandvik AB, (Sweden),
Reg. S, 2.13%, 06/07/2027	EUR	1,000	1,031
Reg. S, 3.75%, 09/27/2029	EUR	1,000	1,085
Siemens Energy Finance BV, (Netherlands), Reg. S, 4.25%, 04/05/2029	EUR	1,200	1,290

			3,431

Machinery — Diversified — 0.1%
Atlas Copco AB, (Sweden), Reg. S, 0.63%, 08/30/2026	EUR	1,325	1,336
Atlas Copco Finance DAC, (Ireland),
Reg. S, 0.13%, 09/03/2029	EUR	500	457
Reg. S, 0.75%, 02/08/2032	EUR	2,500	2,219
Dover Corp.,
0.75%, 11/04/2027	EUR	1,000	979
1.25%, 11/09/2026	EUR	1,000	1,017
Flowserve Corp., 3.50%, 10/01/2030		12	11
Highland Holdings Sarl, (Luxembourg),
0.32%, 12/15/2026	EUR	1,500	1,484
0.93%, 12/15/2031	EUR	2,050	1,810
IDEX Corp.,
2.63%, 06/15/2031		155	131
3.00%, 05/01/2030		82	72
Ingersoll Rand, Inc.,
5.40%, 08/14/2028		240	243
5.45%, 06/15/2034		590	596
5.70%, 08/14/2033		235	241
Nordson Corp.,
5.60%, 09/15/2028		95	96
5.80%, 09/15/2033		275	283
nVent Finance Sarl, (Luxembourg), 5.65%, 05/15/2033		105	105
Otis Worldwide Corp., 2.29%, 04/05/2027		20	19
Westinghouse Air Brake Technologies Corp.,
3.20%, 06/15/2025		40	39
5.61%, 03/11/2034		40	40

			11,178

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	105

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Miscellaneous Manufacturers — 0.2%
Alfa Laval Treasury International AB, (Sweden),
Reg. S, 0.88%, 02/18/2026	EUR	4,681	4,794
Reg. S, 1.38%, 02/18/2029	EUR	5,000	4,887
Carlisle Cos., Inc.,
2.20%, 03/01/2032		54	43
2.75%, 03/01/2030		10	9
Eaton Corp., 4.15%, 11/02/2042		15	13
Illinois Tool Works, Inc.,
0.63%, 12/05/2027	EUR	1,000	979
1.00%, 06/05/2031	EUR	500	457
3.25%, 05/17/2028	EUR	3,600	3,848
3.38%, 05/17/2032	EUR	4,100	4,349
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,000	1,937
Smiths Group plc, (United Kingdom), Reg. S, 2.00%, 02/23/2027	EUR	6,402	6,566
Teledyne Technologies, Inc., 1.60%, 04/01/2026		20	19
Textron, Inc., 2.45%, 03/15/2031		1,000	839
Wabtec Transportation Netherlands BV, (Netherlands), 1.25%, 12/03/2027	EUR	1,500	1,488

			30,228

Packaging & Containers — 0.0% (g)
Amcor UK Finance plc, (United Kingdom), 1.13%, 06/23/2027	EUR	1,500	1,493
Berry Global, Inc.,
5.50%, 04/15/2028		615	614
5.65%, 01/15/2034 (e)		50	49
DS Smith plc, (United Kingdom), Reg. S, 0.88%, 09/12/2026	EUR	3,300	3,326
Packaging Corp. of America, 5.70%, 12/01/2033		6	6

			5,488

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 4.20%, 05/01/2030		30	28

Transportation — 0.2%
Aurizon Network Pty Ltd., (Australia), Reg. S, 3.13%, 06/01/2026	EUR	1,000	1,059
Brambles Finance plc, (United Kingdom), Reg. S, 1.50%, 10/04/2027	EUR	1,000	1,010
Burlington Northern Santa Fe LLC,
2.88%, 06/15/2052		40	26
4.15%, 04/01/2045		10	8
4.45%, 01/15/2053		5	4
4.55%, 09/01/2044		160	141
4.95%, 09/15/2041		700	660
5.20%, 04/15/2054		900	868
5.40%, 06/01/2041		20	20
Canadian National Railway Co., (Canada), 6.13%, 11/01/2053		600	666

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Transportation — continued
Canadian Pacific Railway Co., (Canada), 3.10%, 12/02/2051		210	140
Deutsche Bahn Finance GMBH, (Germany),
Reg. S, 0.35%, 09/29/2031	EUR	700	615
Reg. S, 0.50%, 04/09/2027	EUR	140	140
Reg. S, 0.63%, 04/15/2036	EUR	350	273
Reg. S, 0.63%, 12/08/2050	EUR	200	107
Reg. S, 1.00%, 12/17/2027	EUR	300	300
Reg. S, 1.13%, 12/18/2028	EUR	300	295
Reg. S, 1.13%, 05/29/2051	EUR	112	70
Reg. S, 1.38%, 03/28/2031	EUR	2,000	1,918
Reg. S, 1.38%, 04/16/2040	EUR	50	39
Reg. S, 1.50%, 08/26/2024	CHF	500	557
Reg. S, 1.63%, 08/16/2033	EUR	89	83
Reg. S, 1.88%, 05/24/2030	EUR	300	301
1.99%, 07/08/2030	AUD	200	110
Reg. S, 3.25%, 05/19/2033	EUR	300	324
Reg. S, 3.50%, 09/27/2024	AUD	300	199
Reg. S, 3.63%, 12/18/2037	EUR	193	208
Reg. S, 3.75%, 10/29/2025	AUD	1,000	654
Reg. S, 4.00%, 11/23/2043	EUR	300	331
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (aa) (x)	EUR	1,700	1,578
East Japan Railway Co., (Japan), Reg. S, 4.50%, 01/25/2036	GBP	2,000	2,380
Ferrovie dello Stato Italiane SpA, (Italy),
Reg. S, 4.13%, 05/23/2029	EUR	300	328
Reg. S, 4.50%, 05/23/2033	EUR	200	223
Hamburger Hochbahn AG, (Germany), Reg. S, 0.13%, 02/24/2031	EUR	100	87
La Poste SA, (France),
Reg. S, 0.00%, 07/18/2029	EUR	200	179
Reg. S, 0.38%, 09/17/2027	EUR	100	97
Reg. S, 0.63%, 10/21/2026	EUR	1,300	1,303
Reg. S, 1.00%, 09/17/2034	EUR	500	415
Reg. S, 1.38%, 04/21/2032	EUR	1,000	912
Reg. S, 2.63%, 09/14/2028	EUR	100	104
Reg. S, 4.00%, 06/12/2035	EUR	400	439
Network Rail Infrastructure Finance plc, (United Kingdom),
Reg. S, 4.38%, 12/09/2030	GBP	190	240
4.75%, 11/29/2035	GBP	200	257
Norfolk Southern Corp., 5.95%, 03/15/2064		660	676
OeBB-Infrastruktur AG, (Austria),
2.25%, 05/28/2029	EUR	325	336
3.00%, 10/24/2033	EUR	200	213
Reg. S, 3.38%, 05/18/2032	EUR	4	4
TOTE Maritime Alaska LLC, Series 45323, 6.37%, 04/15/2028		2,564	2,605
United Parcel Service, Inc., 1.50%, 11/15/2032	EUR	1,125	1,037

			24,539

SEE NOTES TO FINANCIAL STATEMENTS.

106	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Trucking & Leasing — 0.0% (g)
Penske Truck Leasing Co. LP / PTL Finance Corp.,
4.40%, 07/01/2027 (e)		730	711
5.55%, 05/01/2028 (e)		1,135	1,143
5.75%, 05/24/2026 (e)		860	862
6.05%, 08/01/2028 (e)		660	676

			3,392

Total Industrial			273,528

Technology — 0.9%
Computers — 0.2%
Amdocs Ltd., (Guernsey), 2.54%, 06/15/2030		175	149
Apple, Inc.,
0.50%, 11/15/2031	EUR	1,600	1,428
1.38%, 05/24/2029	EUR	1,600	1,586
1.63%, 11/10/2026	EUR	1,125	1,159
2.55%, 08/20/2060		5	3
2.85%, 08/05/2061		20	12
3.05%, 07/31/2029	GBP	425	504
3.75%, 09/12/2047		1,000	802
Capgemini SE, (France), Reg. S, 0.63%, 06/23/2025	EUR	100	104
CGI, Inc., (Canada),
1.45%, 09/14/2026		60	55
2.30%, 09/14/2031		60	48
Dell Bank International DAC, (Ireland),
Reg. S, 0.50%, 10/27/2026	EUR	1,000	998
Reg. S, 3.63%, 06/24/2029	EUR	11,050	11,771
Reg. S, 4.50%, 10/18/2027	EUR	1,000	1,096
Dell International LLC / EMC Corp., 5.40%, 04/15/2034		140	139
Fortinet, Inc., 2.20%, 03/15/2031		20	16
Genpact Luxembourg Sarl, (Luxembourg), 3.38%, 12/01/2024		1,400	1,382
International Business Machines Corp.,
1.20%, 02/11/2040	EUR	561	415
1.25%, 02/09/2034	EUR	1,000	870
4.88%, 02/06/2038	GBP	1,000	1,194
4.90%, 07/27/2052		100	90
Kyndryl Holdings, Inc., 4.10%, 10/15/2041		20	15
Leidos, Inc.,
2.30%, 02/15/2031		50	41
4.38%, 05/15/2030		30	29
NetApp, Inc., 1.88%, 06/22/2025		1,700	1,638
Teledyne FLIR LLC, 2.50%, 08/01/2030		80	68
Western Digital Corp., 3.10%, 02/01/2032		4	3

			25,615

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Office/Business & Equipments — 0.0% (g)
CDW LLC / CDW Finance Corp.,
2.67%, 12/01/2026		989	924
3.25%, 02/15/2029		39	35
3.28%, 12/01/2028		113	103
3.57%, 12/01/2031		112	98
4.13%, 05/01/2025		1,915	1,883
4.25%, 04/01/2028		12	11

			3,054

Semiconductors — 0.2%
Analog Devices, Inc.,
1.70%, 10/01/2028		20	17
3.45%, 06/15/2027		30	29
ASML Holding NV, (Netherlands),
Reg. S, 0.25%, 02/25/2030	EUR	6,000	5,455
Reg. S, 0.63%, 05/07/2029	EUR	1,200	1,145
Reg. S, 1.38%, 07/07/2026	EUR	2,000	2,064
Reg. S, 1.63%, 05/28/2027	EUR	2,750	2,818
Broadcom, Inc.,
3.14%, 11/15/2035 (e)		3,235	2,597
3.19%, 11/15/2036 (e)		795	631
Infineon Technologies AG, (Germany), Reg. S, 1.13%, 06/24/2026	EUR	1,400	1,432
Intel Corp.,
4.75%, 03/25/2050		280	242
4.88%, 02/10/2028		30	30
5.60%, 02/21/2054		375	365
5.63%, 02/10/2043		225	224
5.90%, 02/10/2063		295	296
Marvell Technology, Inc.,
2.95%, 04/15/2031		30	26
5.75%, 02/15/2029		27	27
5.95%, 09/15/2033		19	20
Microchip Technology, Inc., 4.25%, 09/01/2025		3,650	3,593
Micron Technology, Inc.,
5.30%, 01/15/2031		145	145
6.75%, 11/01/2029		10	11
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational),
2.50%, 05/11/2031		70	59
3.40%, 05/01/2030		1,035	938
3.88%, 06/18/2026		590	573
Skyworks Solutions, Inc., 3.00%, 06/01/2031		73	62
Texas Instruments, Inc.,
1.75%, 05/04/2030		9	7
2.70%, 09/15/2051		30	19

			22,825

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	107

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Software — 0.5%
Adobe, Inc., 2.30%, 02/01/2030		28	24
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031		165	139
Electronic Arts, Inc., 1.85%, 02/15/2031		17	14
Fidelity National Information Services, Inc., 3.10%, 03/01/2041		180	130
Fiserv, Inc.,
1.63%, 07/01/2030	EUR	195	185
3.00%, 07/01/2031	GBP	1,000	1,096
3.50%, 07/01/2029		170	157
4.40%, 07/01/2049		87	71
4.50%, 05/24/2031	EUR	6,100	6,782
5.38%, 08/21/2028		1,295	1,305
5.63%, 08/21/2033		1,060	1,071
Intuit, Inc.,
1.65%, 07/15/2030		28	23
5.20%, 09/15/2033		10	10
5.50%, 09/15/2053		20	20
Microsoft Corp.,
2.50%, 09/15/2050		10	7
2.53%, 06/01/2050		1,105	702
2.68%, 06/01/2060		75	46
3.13%, 12/06/2028	EUR	10,005	10,750
Oracle Corp.,
2.30%, 03/25/2028		100	91
2.65%, 07/15/2026		30	28
2.95%, 04/01/2030		5	4
3.60%, 04/01/2050		1,365	958
3.65%, 03/25/2041		101	78
3.85%, 04/01/2060		14	10
3.95%, 03/25/2051		250	186
4.00%, 07/15/2046		325	249
4.10%, 03/25/2061		35	25
4.30%, 07/08/2034		309	282
5.55%, 02/06/2053		458	436
6.25%, 11/09/2032		70	74
6.90%, 11/09/2052		745	838
Roper Technologies, Inc.,
1.75%, 02/15/2031		77	62
2.95%, 09/15/2029		2	2
4.20%, 09/15/2028		37	36
Sage Group plc (The), (United Kingdom),
Reg. S, 1.63%, 02/25/2031	GBP	2,000	2,020
Reg. S, 2.88%, 02/08/2034	GBP	2,500	2,570
Reg. S, 3.82%, 02/15/2028	EUR	14,027	15,069
SAP SE, (Germany),
Reg. S, 0.38%, 05/18/2029	EUR	7,000	6,572
Reg. S, 1.38%, 03/13/2030	EUR	200	194
Reg. S, 1.63%, 03/10/2031	EUR	4,700	4,577
ServiceNow, Inc., 1.40%, 09/01/2030		5	4
Take-Two Interactive Software, Inc., 5.60%, 06/12/2034		100	100
VMware LLC, 4.50%, 05/15/2025		25	25

			57,022

Total Technology			108,516

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Utilities — 2.5%
Electric — 2.0%
A2A SpA, (Italy),
Reg. S, 0.63%, 07/15/2031	EUR	200	171
Reg. S, 1.00%, 07/16/2029	EUR	100	94
Reg. S, 1.00%, 11/02/2033	EUR	100	82
Reg. S, 1.63%, 10/19/2027	EUR	200	201
Reg. S, 4.38%, 02/03/2034	EUR	100	109
Reg. S, 4.50%, 09/19/2030	EUR	200	222
ACEA SpA, (Italy),
Reg. S, 0.50%, 04/06/2029	EUR	100	93
Reg. S, 1.75%, 05/23/2028	EUR	130	129
Reg. S, 3.88%, 01/24/2031	EUR	500	535
AEP Texas, Inc.,
4.70%, 05/15/2032		885	834
5.45%, 05/15/2029		510	513
Series I, 2.10%, 07/01/2030		2,600	2,165
AEP Transmission Co. LLC, 5.15%, 04/01/2034		10	10
AES Corp. (The), 2.45%, 01/15/2031		15	12
Alabama Power Co.,
3.00%, 03/15/2052		10	6
3.75%, 09/01/2027		30	29
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		475	473
Alliander NV, (Netherlands),
Reg. S, 2.63%, 09/09/2027	EUR	400	420
Reg. S, 3.25%, 06/13/2028	EUR	600	641
Ameren Illinois Co.,
3.25%, 03/15/2050		1,200	823
5.55%, 07/01/2054		10	10
American Electric Power Co., Inc.,
2.30%, 03/01/2030		5	5
5.95%, 11/01/2032		10	10
Amprion GmbH, (Germany),
Reg. S, 0.63%, 09/23/2033	EUR	1,500	1,220
Reg. S, 3.97%, 09/22/2032	EUR	800	869
Appalachian Power Co.,
5.65%, 04/01/2034		10	10
Series BB, 4.50%, 08/01/2032		20	19
Series Z, 3.70%, 05/01/2050		5	3
Arizona Public Service Co.,
2.20%, 12/15/2031		10	8
2.60%, 08/15/2029		14	12
3.35%, 05/15/2050		10	7
5.55%, 08/01/2033		1,375	1,366
Atlantic City Electric Co., 4.00%, 10/15/2028		10	10
Baltimore Gas and Electric Co.,
2.90%, 06/15/2050		10	6
4.55%, 06/01/2052		30	25
5.40%, 06/01/2053		10	10
5.65%, 06/01/2054		10	10

SEE NOTES TO FINANCIAL STATEMENTS.

108	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Berkshire Hathaway Energy Co.,
1.65%, 05/15/2031		10	8
2.85%, 05/15/2051		50	31
4.25%, 10/15/2050		5	4
4.60%, 05/01/2053		5	4
5.15%, 11/15/2043		10	9
Black Hills Corp., 2.50%, 06/15/2030		10	8
CenterPoint Energy Houston Electric LLC,
5.30%, 04/01/2053		10	10
Series AD, 2.90%, 07/01/2050		25	16
Series AJ, 4.85%, 10/01/2052		10	9
CenterPoint Energy, Inc.,
2.95%, 03/01/2030		5	4
4.25%, 11/01/2028		3	3
CEZ A/S, (Czech Republic), Reg. S, 2.38%, 04/06/2027	EUR	1,425	1,468
Coentreprise de Transport d’Electricite SA, (France),
Reg. S, 1.50%, 07/29/2028	EUR	400	394
Reg. S, 2.13%, 07/29/2032	EUR	100	95
Reg. S, 3.75%, 01/17/2036	EUR	200	209
Commonwealth Edison Co., 3.00%, 03/01/2050		5	3
4.00%, 03/01/2048		5	4
4.35%, 11/15/2045		980	827
Series 131, 2.75%, 09/01/2051		440	264
Series 132, 3.15%, 03/15/2032		60	53
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/2031		905	740
Consolidated Edison Co. of New York, Inc., 3.20%, 12/01/2051		40	26
3.60%, 06/15/2061		20	14
5.20%, 03/01/2033		10	10
5.90%, 11/15/2053		385	396
6.15%, 11/15/2052		10	11
Series 20A, 3.35%, 04/01/2030		10	9
Series A, 4.13%, 05/15/2049		275	218
Series C, 4.30%, 12/01/2056		740	585
Constellation Energy Generation LLC, 5.60%, 06/15/2042		10	10
6.50%, 10/01/2053		10	10
Consumers Energy Co., 3.75%, 02/15/2050		5	4
4.20%, 09/01/2052		20	16
4.60%, 05/30/2029		10	10
Dominion Energy South Carolina, Inc., 4.60%, 06/15/2043		1,400	1,220
6.25%, 10/15/2053		505	547
Dominion Energy, Inc., 3.90%, 10/01/2025		20	19
Series A, 4.35%, 08/15/2032		20	19
Series B, 4.85%, 08/15/2052		25	22

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
DTE Electric Co., 2.95%, 03/01/2050		5	3
3.70%, 03/15/2045		1,100	855
Series B, 3.25%, 04/01/2051		20	14
DTE Energy Co., 2.85%, 10/01/2026		30	28
Series C, 3.40%, 06/15/2029		19	18
Duke Energy Carolinas LLC, 3.55%, 03/15/2052		10	7
4.95%, 01/15/2033		10	10
5.35%, 01/15/2053		5	5
Duke Energy Corp., 2.45%, 06/01/2030		110	94
3.10%, 06/15/2028	EUR	2,150	2,247
3.50%, 06/15/2051		10	7
3.85%, 06/15/2034	EUR	2,200	2,278
4.50%, 08/15/2032		50	47
5.00%, 08/15/2052		30	26
Duke Energy Florida LLC, 3.00%, 12/15/2051		10	6
Duke Energy Indiana LLC, 5.25%, 03/01/2034		10	10
5.40%, 04/01/2053		25	24
Duke Energy Ohio, Inc., 4.30%, 02/01/2049		10	8
Duke Energy Progress LLC, 4.00%, 04/01/2052		20	15
E.ON International Finance BV, (Netherlands),
Reg. S, 5.88%, 10/30/2037	GBP	1,000	1,295
Reg. S, 6.13%, 07/06/2039	GBP	1,650	2,177
E.ON SE, (Germany),
Reg. S, 1.00%, 10/07/2025	EUR	100	104
Reg. S, 3.50%, 01/12/2028	EUR	11,000	11,848
Eastern Power Networks plc, (United Kingdom), Reg. S, 5.38%, 02/26/2042	GBP	2,800	3,434
EDP—Energias de Portugal SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	200	204
Electricite de France SA, (France),
Reg. S, 1.00%, 10/13/2026	EUR	600	605
Reg. S, 1.00%, 11/29/2033	EUR	300	246
Reg. S, 1.88%, 10/13/2036	EUR	200	166
Reg. S, 2.00%, 12/09/2049	EUR	700	464
Reg. S, 4.25%, 01/25/2032	EUR	400	435
Reg. S, 4.38%, 10/12/2029	EUR	300	330
Reg. S, 4.63%, 01/25/2043	EUR	400	424
Reg. S, 4.75%, 10/12/2034	EUR	1,600	1,798
Reg. S, 4.75%, 06/17/2044	EUR	300	321
Reg. S, 5.13%, 09/22/2050	GBP	800	852
Reg. S, 5.50%, 03/27/2037	GBP	500	598
Reg. S, 5.50%, 10/17/2041	GBP	1,000	1,170
5.88%, 07/18/2031	GBP	465	600
Reg. S, 6.00%, 01/23/2114	GBP	600	698
Reg. S, 6.13%, 06/02/2034	GBP	600	771
Reg. S, 6.25%, 05/30/2028	GBP	3,000	3,929

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	109

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Elia Transmission Belgium SA, (Belgium), Reg. S, 3.63%, 01/18/2033	EUR	5,400	5,768
Emera US Finance LP, 2.64%, 06/15/2031		10	8
4.75%, 06/15/2046		45	37
EnBW Energie Baden-Wuerttemberg AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 1.65%), 1.38%, 08/31/2081 (aa)	EUR	100	94
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.73%), 1.63%, 08/05/2079 (aa)	EUR	100	97
Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.88%, 06/29/2080 (aa)	EUR	100	101
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.66%), 5.25%, 01/23/2084 (aa)	EUR	500	550
EnBW International Finance BV, (Netherlands),
Reg. S, 0.13%, 03/01/2028	EUR	182	176
Reg. S, 0.50%, 03/01/2033	EUR	97	79
Reg. S, 3.50%, 07/24/2028	EUR	120	129
Reg. S, 3.85%, 05/23/2030	EUR	400	436
Reg. S, 4.00%, 01/24/2035	EUR	100	108
Reg. S, 4.05%, 11/22/2029	EUR	200	219
Reg. S, 4.30%, 05/23/2034	EUR	100	111
Reg. S, 6.13%, 07/07/2039	EUR	40	51
Enel Finance International NV, (Netherlands),
Reg. S, 0.25%, 11/17/2025	EUR	2,000	2,049
Reg. S, 0.25%, 05/28/2026	EUR	3,000	3,020
Reg. S, SUB, 0.25%, 06/17/2027	EUR	627	610
Reg. S, 0.38%, 06/17/2027	EUR	1,000	978
Reg. S, 0.63%, 05/28/2029	EUR	10,000	9,297
Reg. S, SUB, 0.75%, 06/17/2030	EUR	3,000	2,720
Reg. S, 0.88%, 01/17/2031	EUR	3,000	2,699
Reg. S, 0.88%, 06/17/2036	EUR	5,700	4,274
Reg. S, 1.25%, 01/17/2035	EUR	741	616
2.65%, 09/10/2024 (e)		3,500	3,477
3.50%, 04/06/2028 (e)		1,300	1,217
Reg. S, 3.88%, 03/09/2029	EUR	422	457
Enel SpA, (Italy),
Reg. S, 5.63%, 06/21/2027	EUR	2,000	2,281
Series 9.5Y, Reg. S, (EUR Swap Rate 5 Year + 2.01%), 1.88%, 06/08/2030 (aa) (x)	EUR	1,100	972
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	20	25
Enexis Holding NV, (Netherlands),
Reg. S, 0.38%, 04/14/2033	EUR	400	332
Reg. S, 0.75%, 07/02/2031	EUR	134	120
Reg. S, 0.88%, 04/28/2026	EUR	100	102
Engie SA, (France),
Reg. S, 0.38%, 06/21/2027	EUR	1,000	978
Reg. S, 0.38%, 10/26/2029	EUR	1,000	908
Reg. S, 0.50%, 10/24/2030	EUR	2,000	1,772

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Reg. S, 1.00%, 10/26/2036	EUR	1,000	766
Reg. S, 1.75%, 03/27/2028	EUR	3,000	3,013
Reg. S, 2.00%, 09/28/2037	EUR	1,000	848
Reg. S, 2.38%, 05/19/2026	EUR	3,000	3,146
Reg. S, (EUR Swap Rate 5 Year + 3.17%), 3.25%, 11/28/2024 (aa) (x)	EUR	1,800	1,916
Reg. S, 3.75%, 09/06/2027	EUR	2,000	2,153
Reg. S, (EUR Swap Rate 5 Year + 1.94%), 4.75%, 03/14/2030 (aa) (x)	EUR	5,500	5,852
Reg. S, 5.00%, 10/01/2060	GBP	1,000	1,121
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.37%), 5.13%, 03/14/2033 (aa) (x)	EUR	4,400	4,678
5.63%, 04/10/2034 (e)		1,095	1,088
Reg. S, 7.00%, 10/30/2028	GBP	2,000	2,718
Entergy Arkansas LLC, 2.65%, 06/15/2051		10	6
4.20%, 04/01/2049		10	8
Entergy Corp., 0.90%, 09/15/2025		30	28
Entergy Louisiana LLC, 1.60%, 12/15/2030		2,300	1,853
2.35%, 06/15/2032		30	24
3.12%, 09/01/2027		2,500	2,362
5.70%, 03/15/2054		20	20
Entergy Texas, Inc., 4.00%, 03/30/2029		15	14
5.00%, 09/15/2052		20	18
ESB Finance DAC, (Ireland),
Reg. S, 1.13%, 06/11/2030	EUR	100	93
Reg. S, 1.88%, 06/14/2031	EUR	224	215
Reg. S, 2.13%, 06/08/2027	EUR	100	103
Reg. S, 3.75%, 01/25/2043	EUR	100	101
Reg. S, 4.00%, 10/03/2028	EUR	100	109
Reg. S, 4.25%, 03/03/2036	EUR	100	110
Evergy Kansas Central, Inc., 3.45%, 04/15/2050		5	3
Evergy Metro, Inc., Series 2020, 2.25%, 06/01/2030		20	17
Evergy, Inc., 2.45%, 09/15/2024		3,000	2,979
Eversource Energy, 3.38%, 03/01/2032		40	34
4.60%, 07/01/2027		100	98
EWE AG, (Germany),
Reg. S, 0.25%, 06/08/2028	EUR	200	187
Reg. S, 0.38%, 10/22/2032	EUR	390	316
Exelon Corp., 2.75%, 03/15/2027		20	19
Fingrid OYJ, (Finland), Reg. S, 3.25%, 03/20/2034	EUR	400	421
FirstEnergy Corp., Series C, 3.40%, 03/01/2050		10	7
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (e)		1,100	1,090
Florida Power & Light Co., 2.45%, 02/03/2032		20	17

SEE NOTES TO FINANCIAL STATEMENTS.

110	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
2.88%, 12/04/2051		35	22
3.95%, 03/01/2048		500	395
5.15%, 06/15/2029		10	10
5.30%, 04/01/2053		10	10
FLUVIUS System Operator CV, (Belgium),
Reg. S, 0.63%, 11/24/2031	EUR	100	86
Reg. S, 3.88%, 03/18/2031	EUR	200	217
Reg. S, 3.88%, 05/02/2034	EUR	300	321
FLUVIUS System Operator CVBA, (Belgium),
Reg. S, 3.88%, 05/09/2033	EUR	3,500	3,778
Reg. S, 4.00%, 07/06/2032	EUR	200	218
Fortum OYJ, (Finland),
Reg. S, 2.13%, 02/27/2029	EUR	200	201
Reg. S, 4.50%, 05/26/2033	EUR	300	334
Georgia Power Co., 4.70%, 05/15/2032		2,350	2,275
5.13%, 05/15/2052		22	21
Series B, 3.70%, 01/30/2050		10	7
Hera SpA, (Italy),
Reg. S, 0.25%, 12/03/2030	EUR	160	137
Reg. S, 0.88%, 07/05/2027	EUR	100	99
Reg. S, 1.00%, 04/25/2034	EUR	200	161
Reg. S, 4.25%, 04/20/2033	EUR	100	108
Iberdrola International BV, (Netherlands),
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.87%, 01/28/2026 (aa) (x)	EUR	3,000	3,080
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.57%), 2.25%, 01/28/2029 (aa) (x)	EUR	2,000	1,936
Idaho Power Co., 5.80%, 04/01/2054		5	5
Ignitis Grupe AB, (Lithuania),
Reg. S, 1.88%, 07/10/2028	EUR	200	196
Reg. S, 2.00%, 05/21/2030	EUR	110	103
Interstate Power and Light Co., 3.50%, 09/30/2049		10	7
Iren SpA, (Italy), Reg. S, 1.00%, 07/01/2030	EUR	550	500
ITC Holdings Corp., 4.95%, 09/22/2027 (e)		1,170	1,160
Kentucky Utilities Co., 3.30%, 06/01/2050		5	3
MidAmerican Energy Co., 2.70%, 08/01/2052		5	3
Mississippi Power Co., Series B, 3.10%, 07/30/2051		10	6
National Grid Electricity Distribution East Midlands plc, (United Kingdom), Reg. S, 6.25%, 12/10/2040	GBP	1,000	1,330
National Grid Electricity Distribution South Wales plc, (United Kingdom), Series WALE, 5.75%, 03/23/2040	GBP	2,000	2,520

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
National Grid Electricity Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027	GBP	20	26
National Grid Electricity Transmission plc, (United Kingdom), Reg. S, 2.00%, 04/17/2040	GBP	425	331
National Grid plc, (United Kingdom),
Reg. S, 0.25%, 09/01/2028	EUR	1,000	933
Reg. S, 0.55%, 09/18/2029	EUR	175	159
Reg. S, 2.18%, 06/30/2026	EUR	3,925	4,086
5.42%, 01/11/2034		10	10
National Rural Utilities Cooperative Finance Corp., 3.45%, 06/15/2025		10	10
5.80%, 01/15/2033		30	31
Naturgy Finance Iberia SA, (Spain),
Reg. S, 1.25%, 01/15/2026	EUR	3,900	4,025
Reg. S, 1.25%, 04/19/2026	EUR	1,000	1,027
Reg. S, 1.88%, 10/05/2029	EUR	1,000	982
Nevada Power Co., 6.00%, 03/15/2054		5	5
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030		1,180	1,007
2.75%, 11/01/2029		5	4
3.00%, 01/15/2052		205	131
4.63%, 07/15/2027		20	20
5.25%, 02/28/2053		365	341
5.55%, 03/15/2054		285	274
5.75%, 09/01/2025		10	10
NIE Finance plc, (United Kingdom), Reg. S, 5.88%, 12/01/2032	GBP	100	132
Northern Powergrid Yorkshire plc, (United Kingdom), Reg. S, 5.13%, 05/04/2035	GBP	150	186
Northern States Power Co., 2.25%, 04/01/2031		1,450	1,225
2.60%, 06/01/2051		25	15
NRG Energy, Inc., 2.00%, 12/02/2025 (e)		2,150	2,034
2.45%, 12/02/2027 (e)		2,275	2,054
NSTAR Electric Co., 4.55%, 06/01/2052		470	396
Oglethorpe Power Corp., 5.05%, 10/01/2048		10	9
Ohio Power Co., Series R, 2.90%, 10/01/2051		5	3
Oklahoma Gas and Electric Co., 4.15%, 04/01/2047		900	722
Oncor Electric Delivery Co. LLC, 3.10%, 09/15/2049		10	7
3.70%, 05/15/2050		5	4
4.30%, 05/15/2028		20	19
4.60%, 06/01/2052		15	13
4.95%, 09/15/2052		20	18

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	111

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Origin Energy Finance Ltd., (Australia), Reg. S, 1.00%, 09/17/2029	EUR	13,992	13,068
Orsted A/S, (Denmark),
Reg. S, 2.25%, 06/14/2028	EUR	1,000	1,021
Reg. S, 5.75%, 04/09/2040	GBP	425	540
Pacific Gas and Electric Co., 3.15%, 01/01/2026		65	63
3.50%, 08/01/2050		10	6
3.95%, 12/01/2047		900	647
4.50%, 07/01/2040		30	25
4.95%, 07/01/2050		800	664
5.25%, 03/01/2052		10	9
6.75%, 01/15/2053		10	10
6.95%, 03/15/2034		20	22
PacifiCorp., 2.90%, 06/15/2052		720	427
3.30%, 03/15/2051		1,750	1,138
4.13%, 01/15/2049		165	126
4.15%, 02/15/2050		110	84
5.30%, 02/15/2031		30	30
5.35%, 12/01/2053		5	5
5.50%, 05/15/2054		10	9
PECO Energy Co., 2.80%, 06/15/2050		50	32
3.05%, 03/15/2051		435	284
4.60%, 05/15/2052		270	233
4.90%, 06/15/2033		1,640	1,609
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia), Reg. S, 1.88%, 11/05/2031	EUR	1,000	891
Potomac Electric Power Co., 5.50%, 03/15/2054		5	5
PPL Capital Funding, Inc., 4.13%, 04/15/2030		40	38
PPL Electric Utilities Corp., 4.85%, 02/15/2034		985	960
5.25%, 05/15/2053		10	10
Public Service Co. of Colorado, 5.25%, 04/01/2053		10	9
5.75%, 05/15/2054		665	660
Series 38, 4.10%, 06/01/2032		20	19
Series 39, 4.50%, 06/01/2052		20	16
Public Service Electric and Gas Co., 1.90%, 08/15/2031		5	4
2.05%, 08/01/2050		10	5
3.00%, 03/01/2051		20	13
3.10%, 03/15/2032		30	26
3.65%, 09/01/2028		10	10
4.65%, 03/15/2033		10	10
Puget Energy, Inc., 2.38%, 06/15/2028		1,030	920
4.22%, 03/15/2032		20	18

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Puget Sound Energy, Inc., 5.33%, 06/15/2034		10	10
Redeia Corp. SA, (Spain), Reg. S, 3.38%, 07/09/2032 (w)	EUR	4,800	5,094
Ren Finance BV, (Netherlands),
Reg. S, 0.50%, 04/16/2029	EUR	1,000	932
Reg. S, 1.75%, 01/18/2028	EUR	1,000	1,008
RTE Reseau de Transport d’Electricite SADIR, (France),
Reg. S, 0.75%, 01/12/2034	EUR	100	83
Reg. S, 1.13%, 07/08/2040	EUR	200	145
Reg. S, 1.13%, 09/09/2049	EUR	100	63
Reg. S, 1.50%, 09/27/2030	EUR	100	96
Reg. S, 1.63%, 11/27/2025	EUR	300	313
Reg. S, 2.00%, 04/18/2036	EUR	100	90
Reg. S, 3.50%, 12/07/2031	EUR	400	427
Reg. S, 3.50%, 04/30/2033	EUR	200	212
Reg. S, 3.75%, 07/04/2035	EUR	200	213
Reg. S, 3.75%, 04/30/2044	EUR	200	208
RWE AG, (Germany),
Reg. S, 2.13%, 05/24/2026	EUR	2,000	2,091
Reg. S, 4.13%, 02/13/2035	EUR	1,425	1,550
San Diego Gas & Electric Co., 4.15%, 05/15/2048		800	648
5.55%, 04/15/2054		10	10
Series WWW, 2.95%, 08/15/2051		5	3
Series XXX, 3.00%, 03/15/2032		30	26
Scottish Hydro Electric Transmission plc, (United Kingdom), Reg. S, 2.13%, 03/24/2036	GBP	1,500	1,364
Sempra,
(CMT Index 5 Year + 2.87%), 4.13%, 04/01/2052 (aa)		105	97
5.50%, 08/01/2033		10	10
Southern California Edison Co., 2.75%, 02/01/2032		40	34
3.45%, 02/01/2052		40	27
3.65%, 02/01/2050		10	7
4.00%, 04/01/2047		140	108
4.05%, 03/15/2042		900	724
4.65%, 10/01/2043		500	432
5.20%, 06/01/2034		10	10
5.88%, 12/01/2053		10	10
Series B, 3.65%, 03/01/2028		5	5
Series C, 4.13%, 03/01/2048		265	207
Southern Co. (The), 5.20%, 06/15/2033		20	20
5.70%, 10/15/2032		10	10
5.70%, 03/15/2034		5	5
Series 21-A, (CMT Index 5 Year + 2.92%), 3.75%, 09/15/2051 (aa)		10	9
Series A, 3.70%, 04/30/2030		15	14

SEE NOTES TO FINANCIAL STATEMENTS.

112	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Southwestern Electric Power Co., 3.25%, 11/01/2051		35	22
5.30%, 04/01/2033		20	19
Series N, 1.65%, 03/15/2026		10	10
Southwestern Public Service Co., 3.70%, 08/15/2047		1,000	710
Series 8, 3.15%, 05/01/2050		20	13
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	104
SSE plc, (United Kingdom),
Reg. S, 0.88%, 09/06/2025	EUR	2,000	2,074
Reg. S, 1.38%, 09/04/2027	EUR	3,000	3,017
Reg. S, 6.25%, 08/27/2038	GBP	3,000	4,043
State Grid Overseas Investment BVI Ltd., (British Virgin Islands), Reg. S, 1.30%, 08/05/2032	EUR	500	460
Stedin Holding NV, (Netherlands),
Reg. S, 0.50%, 11/14/2029	EUR	300	275
Reg. S, 0.88%, 10/24/2025	EUR	100	103
Reg. S, 1.38%, 09/19/2028	EUR	200	197
Reg. S, 2.38%, 06/03/2030	EUR	400	402
System Energy Resources, Inc., 6.00%, 04/15/2028		190	193
Tampa Electric Co., 4.30%, 06/15/2048		10	8
Tauron Polska Energia SA, (Poland), Reg. S, 2.38%, 07/05/2027	EUR	3,550	3,575
TenneT Holding BV, (Netherlands),
Reg. S, 0.50%, 11/30/2040	EUR	200	135
Reg. S, 0.88%, 06/03/2030	EUR	120	112
Reg. S, 0.88%, 06/16/2035	EUR	300	244
Reg. S, 1.00%, 06/13/2026	EUR	200	204
Reg. S, 1.13%, 06/09/2041	EUR	300	219
Reg. S, 1.38%, 06/26/2029	EUR	100	98
Reg. S, 1.63%, 11/17/2026	EUR	450	463
Reg. S, 2.00%, 06/05/2034	EUR	100	93
Reg. S, 2.75%, 05/17/2042	EUR	200	186
Reg. S, 4.25%, 04/28/2032	EUR	200	223
Reg. S, 4.50%, 10/28/2034	EUR	500	571
Reg. S, 4.75%, 10/28/2042	EUR	100	116
Terna—Rete Elettrica Nazionale, (Italy),
Reg. S, 0.38%, 09/25/2030	EUR	825	723
Reg. S, 0.75%, 07/24/2032	EUR	200	171
Reg. S, 1.00%, 10/11/2028	EUR	1,000	967
Reg. S, 1.38%, 07/26/2027	EUR	2,125	2,139
Reg. S, 3.50%, 01/17/2031	EUR	7,100	7,476
Tucson Electric Power Co., 1.50%, 08/01/2030		30	24
3.25%, 05/01/2051		10	7
Union Electric Co., 2.15%, 03/15/2032		40	32
3.90%, 04/01/2052		30	23

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Verbund AG, (Austria), Reg. S, 0.90%, 04/01/2041	EUR	100	69
Virginia Electric and Power Co., 3.30%, 12/01/2049		10	7
5.35%, 01/15/2054		5	5
5.45%, 04/01/2053		10	10
Series B, 3.80%, 09/15/2047		10	7
Series C, 4.63%, 05/15/2052		10	8
Vistra Operations Co. LLC, 3.55%, 07/15/2024 (e)		1,400	1,398
WEC Energy Group, Inc., 3.55%, 06/15/2025		7	7
5.00%, 09/27/2025		30	30
Wisconsin Power and Light Co., 3.00%, 07/01/2029		10	9
Wisconsin Public Service Corp., 3.30%, 09/01/2049		15	10
Xcel Energy, Inc., 1.75%, 03/15/2027		10	9
4.60%, 06/01/2032		165	155
Zapadoslovenska Energetika A/S, (Slovakia), Reg. S, 1.75%, 03/02/2028	EUR	100	98

			251,813

Gas — 0.3%
APA Infrastructure Ltd., (Australia),
Reg. S, 2.00%, 03/22/2027	EUR	2,000	2,044
Reg. S, 2.00%, 07/15/2030	EUR	1,000	960
Reg. S, 3.50%, 03/22/2030	GBP	2,430	2,764
Atmos Energy Corp., 1.50%, 01/15/2031		1,600	1,284
2.63%, 09/15/2029		5	5
2.85%, 02/15/2052		5	3
3.38%, 09/15/2049		200	139
5.75%, 10/15/2052		10	10
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038	GBP	1,725	1,510
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028		20	20
Centrica plc, (United Kingdom), Reg. S, 4.25%, 09/12/2044	GBP	1,000	1,035
Italgas SpA, (Italy), Reg. S, 1.00%, 12/11/2031	EUR	1,125	990
National Gas Transmission plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031	GBP	1,600	1,571
National Grid North America, Inc.,
Reg. S, 0.41%, 01/20/2026	EUR	2,500	2,546
Reg. S, 1.00%, 07/12/2024	EUR	1,000	1,070
Nederlandse Gasunie NV, (Netherlands),
Reg. S, 0.75%, 10/13/2036	EUR	100	75
Reg. S, 3.38%, 07/11/2034	EUR	200	211
Reg. S, 3.88%, 04/29/2044	EUR	200	212
NiSource, Inc., 0.95%, 08/15/2025		3,000	2,849
3.49%, 05/15/2027		10	9
3.60%, 05/01/2030		5	5
4.38%, 05/15/2047		5	4

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	113

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Gas — continued
5.00%, 06/15/2052		10	9
5.40%, 06/30/2033		10	10
ONE Gas, Inc., 4.25%, 09/01/2032		10	10
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/2031		1,550	1,304
3.35%, 06/01/2050		5	3
5.05%, 05/15/2052		570	500
Snam SpA, (Italy),
Reg. S, 0.00%, 08/15/2025	EUR	2,000	2,056
Reg. S, 0.00%, 12/07/2028	EUR	500	458
Reg. S, 0.88%, 10/25/2026	EUR	6,000	6,040
Southern California Gas Co., Series WW, 3.95%, 02/15/2050		40	31
Southern Co. Gas Capital Corp., 5.15%, 09/15/2032		10	10
5.75%, 09/15/2033		10	10
Series 20-A, 1.75%, 01/15/2031		3,700	2,999
Series 21A, 3.15%, 09/30/2051		5	3
Southern Gas Networks plc, (United Kingdom), 6.38%, 05/15/2040	GBP	825	1,090
Southwest Gas Corp., 4.05%, 03/15/2032		15	14
SPP-Distribucia A/S, (Slovakia), Reg. S, 1.00%, 06/09/2031	EUR	200	166
Vier Gas Transport GmbH, (Germany), Reg. S, 0.50%, 09/10/2034	EUR	1,200	933
Wales & West Utilities Finance plc, (United Kingdom), Reg. S, 1.88%, 05/28/2041	GBP	825	618

			35,580

Water — 0.2%
Affinity Water Finance 2004 plc, (United Kingdom), 5.88%, 07/13/2026	GBP	30	38
American Water Capital Corp., 4.15%, 06/01/2049		10	8
4.45%, 06/01/2032		40	38
Essential Utilities, Inc., 2.40%, 05/01/2031		10	8
5.38%, 01/15/2034		10	10
Northumbrian Water Finance plc, (United Kingdom),
Reg. S, 1.63%, 10/11/2026	GBP	825	953
Reg. S, 5.13%, 01/23/2042	GBP	1,000	1,124
Reg. S, 5.63%, 04/29/2033	GBP	425	530
Thames Water Utilities Finance plc, (United Kingdom),
Reg. S, 0.88%, 01/31/2028	EUR	2,375	2,039
Reg. S, 5.50%, 02/11/2041	GBP	1,050	1,072
6.75%, 11/16/2028	GBP	380	422
United Utilities Water Finance plc, (United Kingdom),
Reg. S, 2.00%, 07/03/2033	GBP	900	868
Reg. S, 5.75%, 05/28/2051	GBP	3,275	4,014

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Gas — continued
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	2,700	2,805
Reg. S, 5.38%, 03/10/2028	GBP	2,425	3,030

			16,959

Total Utilities			304,352

Total Corporate Bonds
(Cost $3,282,213)			3,222,641

Foreign Government Securities — 54.6%
Action Logement Services, (France),
Reg. S, 0.38%, 10/05/2031	EUR	500	433
Reg. S, 3.13%, 09/28/2037	EUR	300	298
Reg. S, 3.63%, 05/25/2043	EUR	100	102
Reg. S, 4.13%, 10/03/2038	EUR	100	110
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	100	91
Reg. S, 0.55%, 10/31/2031	EUR	200	173
Reg. S, 0.95%, 04/30/2027	EUR	200	200
Reg. S, 3.25%, 05/31/2029	EUR	800	846
Reg. S, 3.50%, 07/30/2028	EUR	100	107
Reg. S, 3.50%, 07/30/2029	EUR	200	214
Reg. S, 3.65%, 04/30/2034	EUR	100	106
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.13%, 09/29/2031	EUR	300	255
Reg. S, 0.25%, 07/21/2026	EUR	1,100	1,105
Reg. S, 0.25%, 06/29/2029	EUR	400	368
Reg. S, 0.38%, 05/25/2036	EUR	500	368
Reg. S, 0.50%, 05/25/2030	EUR	200	182
Reg. S, 0.50%, 05/31/2035	EUR	500	390
Reg. S, 1.00%, 01/31/2028	EUR	900	890
Reg. S, 1.13%, 03/02/2037	EUR	300	239
Reg. S, 1.50%, 10/31/2034	EUR	900	798
Reg. S, 1.63%, 05/25/2032	EUR	200	188
Reg. S, 3.00%, 01/17/2034	EUR	300	309
Reg. S, 3.38%, 05/25/2033	EUR	500	533
Reg. S, 3.50%, 02/25/2033	EUR	100	108
Agence France Locale, (France),
Reg. S, 0.00%, 09/20/2027	EUR	500	481
Reg. S, 0.00%, 03/20/2031	EUR	100	85
Reg. S, 0.13%, 06/20/2026	EUR	400	401
Reg. S, 1.13%, 06/20/2028	EUR	1,000	982
Reg. S, 3.00%, 03/20/2030	EUR	300	314
Reg. S, 3.13%, 03/20/2034	EUR	100	103
Reg. S, 3.63%, 06/20/2038	EUR	100	105
Agricultural Development Bank of China, (China), 2.87%, 05/14/2027	CNY	44,200	6,229
2.91%, 02/21/2029	CNY	18,000	2,557
Reg. S, 3.40%, 11/06/2024	CNH	56,000	7,693
Reg. S, 3.80%, 10/27/2030	CNH	14,350	2,104
Series 1618, 3.58%, 04/22/2026	CNY	24,000	3,403
Series 1806, 4.65%, 05/11/2028	CNY	38,100	5,741

SEE NOTES TO FINANCIAL STATEMENTS.

114	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 1901, 3.75%, 01/25/2029	CNY	82,700	12,202
Series 1906, 3.74%, 07/12/2029	CNY	46,100	6,828
Series 1908, 3.63%, 07/19/2026	CNY	183,200	26,083
Series 2004, 2.96%, 04/17/2030	CNY	94,300	13,518
Series 2010, 3.79%, 10/26/2030	CNY	5,000	751
Series 2103, 3.35%, 03/24/2026	CNY	25,000	3,527
Series 2105, 3.52%, 05/24/2031	CNY	38,600	5,738
Series 2108, 2.99%, 08/11/2026	CNY	126,000	17,728
Series 2110, 3.30%, 11/05/2031	CNY	139,400	20,507
Series 2202, 2.74%, 02/23/2027	CNY	9,800	1,377
Series 2205, 3.06%, 06/06/2032	CNY	61,400	8,896
Series 2207, 2.50%, 08/24/2027	CNY	60,000	8,386
Series 2210, 2.97%, 10/14/2032	CNY	135,300	19,500
Series 2212, 2.60%, 12/01/2025	CNY	7,200	1,002
Series 2302, 3.10%, 02/27/2033	CNY	59,000	8,585
Series 2303, 2.90%, 03/08/2028	CNY	137,900	19,553
Series 2304, 2.72%, 03/16/2026	CNY	3,200	447
Series 2307, 2.63%, 06/07/2028	CNY	115,300	16,205
Series 2310, 2.83%, 06/16/2033	CNY	28,200	4,025
Series 2313, 2.35%, 09/07/2026	CNY	153,000	21,254
Series 2320, 2.85%, 10/20/2033	CNY	27,900	3,993
Series 2410, 2.47%, 04/02/2034	CNY	10,000	1,388
Andorra International Bond, (Andorra),
Reg. S, 1.25%, 02/23/2027	EUR	800	799
Reg. S, 1.25%, 05/06/2031	EUR	1,000	907
Auckland Council, (New Zealand),
Reg. S, 0.13%, 09/26/2029	EUR	200	183
Reg. S, 0.25%, 11/17/2031	EUR	200	173
Reg. S, 1.00%, 01/19/2027	EUR	300	304
Reg. S, 1.50%, 11/28/2025	CHF	300	335
Australia Government Bond, (Australia),
Series 136, Reg. S, 4.75%, 04/21/2027	AUD	5,470	3,712
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	3,200	2,058
Series 139, Reg. S, 3.25%, 04/21/2025	AUD	1,475	975
Series 142, Reg. S, 4.25%, 04/21/2026	AUD	4,040	2,699
Series 144, Reg. S, 3.75%, 04/21/2037	AUD	820	512
Series 147, Reg. S, 3.25%, 06/21/2039	AUD	1,440	831
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	7,880	4,917
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	2,316	1,185
Series 152, Reg. S, 2.75%, 11/21/2028	AUD	6,428	4,064
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	105	65
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	8,465	5,171

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 156, Reg. S, 2.75%, 05/21/2041	AUD	2,480	1,300
Series 157, Reg. S, 1.50%, 06/21/2031	AUD	4,300	2,406
Series 158, 1.25%, 05/21/2032	AUD	7,510	4,011
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	5,200	2,852
Series 161, Reg. S, 0.25%, 11/21/2025	AUD	3,490	2,203
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	1,860	686
Series 164, Reg. S, 0.50%, 09/21/2026	AUD	5,550	3,420
Series 165, Reg. S, 1.75%, 11/21/2032	AUD	7,220	3,965
Series 166, Reg. S, 3.00%, 11/21/2033	AUD	4,720	2,834
Series 167, Reg. S, 3.75%, 05/21/2034	AUD	3,040	1,936
Series 168, Reg. S, 3.50%, 12/21/2034	AUD	5,060	3,139
Series 169, Reg. S, 4.75%, 06/21/2054	AUD	940	637
Australian Capital Territory, (Australia),
Reg. S, 1.75%, 05/17/2030	AUD	400	228
Reg. S, 4.50%, 10/23/2034	AUD	400	254
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.10%, 07/09/2029	EUR	700	651
Reg. S, 0.10%, 07/16/2035	EUR	100	77
Reg. S, 2.75%, 06/11/2032	EUR	300	315
Reg. S, 2.75%, 06/20/2033	EUR	130	136
Autonomous Community of Andalusia Spain, (Spain),
Reg. S, 0.50%, 04/30/2031	EUR	363	320
Reg. S, 1.38%, 04/30/2029	EUR	30	29
Reg. S, 3.40%, 04/30/2034	EUR	400	420
Autonomous Community of Catalonia, (Spain), 4.22%, 04/26/2035	EUR	100	107
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 0.42%, 04/30/2030	EUR	161	147
Reg. S, 0.42%, 04/30/2031	EUR	300	265
Reg. S, 1.57%, 04/30/2029	EUR	200	198
Reg. S, 1.72%, 04/30/2032	EUR	110	104
Reg. S, 1.77%, 04/30/2028	EUR	200	203
Reg. S, 2.82%, 10/31/2029	EUR	100	105
Reg. S, 3.46%, 04/30/2034	EUR	300	319
Reg. S, 3.60%, 04/30/2033	EUR	400	433
4.30%, 09/15/2026	EUR	500	546
Autonomous Region of the Azores, (Portugal),
Reg. S, 1.10%, 09/27/2036	EUR	200	153
Reg. S, 2.16%, 04/06/2032	EUR	300	287
Bangko Sentral ng Pilipinas International Bond, (Philippines), Series A, 8.60%, 06/15/2027		300	323
Basque Government, (Spain),
Reg. S, 0.25%, 04/30/2031	EUR	300	263
Reg. S, 0.45%, 04/30/2032	EUR	200	172
Reg. S, 0.85%, 04/30/2030	EUR	50	47
Reg. S, 1.75%, 03/16/2026	EUR	170	177
Reg. S, 3.40%, 04/30/2034	EUR	300	319
Reg. S, 3.50%, 04/30/2033	EUR	100	108

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	115

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Bermuda Government International Bond, (Bermuda), 2.38%, 08/20/2030 (e)		670	563
BNG Bank NV, (Netherlands),
Zero Coupon, 04/05/2028	CAD	1,000	620
Reg. S, 0.00%, 01/20/2031	EUR	200	176
Reg. S, 0.01%, 10/05/2032	EUR	500	418
Reg. S, 0.10%, 01/15/2030	EUR	320	292
Reg. S, 0.13%, 04/11/2026	EUR	530	538
Reg. S, 0.13%, 04/19/2033	EUR	700	581
Reg. S, 0.13%, 07/09/2035	EUR	580	449
Reg. S, 0.25%, 11/22/2036	EUR	300	225
Reg. S, 0.38%, 12/15/2025	GBP	1,900	2,250
Reg. S, 0.63%, 06/19/2027	EUR	650	650
Reg. S, 0.75%, 01/11/2028	EUR	500	496
Reg. S, 0.81%, 06/28/2049	EUR	200	121
Reg. S, 0.88%, 10/17/2035	EUR	100	84
Reg. S, 0.88%, 10/24/2036	EUR	400	327
Reg. S, 1.25%, 03/30/2037	EUR	200	169
Reg. S, 1.50%, 03/29/2038	EUR	190	163
Reg. S, 1.50%, 07/15/2039	EUR	170	142
Reg. S, 1.88%, 07/13/2032	EUR	820	805
Reg. S, 2.75%, 10/04/2027	EUR	1,910	2,031
Reg. S, 2.75%, 04/05/2029	EUR	300	318
Reg. S, 2.75%, 01/11/2034	EUR	300	312
Reg. S, 3.00%, 02/23/2028	EUR	600	643
Reg. S, 3.00%, 04/23/2030	EUR	500	535
Reg. S, 3.00%, 01/11/2033	EUR	500	533
Reg. S, 3.25%, 08/29/2033	EUR	550	597
Reg. S, 3.50%, 09/27/2038	EUR	100	109
Bonos de la Tesoreria de la Republica en pesos, (Chile), Reg. S, 4.70%, 09/01/2030 (e)	CLP	300,000	303
Bpifrance SACA, (France),
Reg. S, 0.13%, 11/25/2028	EUR	300	281
Reg. S, 0.25%, 03/29/2030	EUR	200	181
Reg. S, 0.25%, 06/04/2031	EUR	200	174
Reg. S, 0.63%, 05/25/2026	EUR	500	509
Reg. S, 0.88%, 09/26/2028	EUR	200	194
Reg. S, 2.13%, 11/29/2027	EUR	400	413
Reg. S, 2.88%, 11/25/2029	EUR	500	525
Reg. S, 3.00%, 09/10/2026	EUR	1,800	1,915
Reg. S, 3.38%, 11/25/2032	EUR	200	214
Reg. S, 3.50%, 09/27/2027	EUR	200	216
Bulgaria Government International Bond, (Bulgaria),
Reg. S, 1.38%, 09/23/2050	EUR	1,300	832
Reg. S, 2.95%, 09/03/2024	EUR	800	854
Reg. S, 4.13%, 09/23/2029	EUR	1,000	1,096
Reg. S, 4.50%, 01/27/2033	EUR	6,000	6,672
Reg. S, 4.63%, 09/23/2034	EUR	1,000	1,123
Series 12YR, Reg. S, 3.00%, 03/21/2028	EUR	800	847
Bundesobligation, (Germany),
Series 183, Reg. S, 0.00%, 04/10/2026	EUR	14,576	14,864

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 184, Reg. S, 0.00%, 10/09/2026	EUR	3,690	3,720
Series 185, Reg. S, 0.00%, 04/16/2027	EUR	2,083	2,077
Series 186, Reg. S, 1.30%, 10/15/2027	EUR	250	257
Series 187, Reg. S, 2.20%, 04/13/2028	EUR	3,120	3,303
Series 188, Reg. S, 2.40%, 10/19/2028	EUR	650	693
Series 189, Reg. S, 2.10%, 04/12/2029	EUR	2,950	3,107
Series G, Reg. S, 0.00%, 10/10/2025	EUR	2,360	2,435
Series G, Reg. S, 2.10%, 04/12/2029	EUR	8,940	9,417
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 0.00%, 08/15/2026	EUR	5,510	5,575
Reg. S, 0.00%, 11/15/2027	EUR	7,381	7,265
Reg. S, 0.00%, 11/15/2028	EUR	1,385	1,335
Reg. S, 0.00%, 08/15/2029	EUR	5,432	5,151
Reg. S, 0.00%, 02/15/2030	EUR	7,293	6,835
Reg. S, 0.00%, 08/15/2030	EUR	1,540	1,428
Reg. S, 0.00%, 02/15/2031	EUR	1,739	1,593
Reg. S, 0.00%, 08/15/2031	EUR	3,460	3,135
Reg. S, 0.00%, 02/15/2032	EUR	6,744	6,032
Reg. S, 0.00%, 05/15/2035	EUR	2,829	2,309
Reg. S, 0.00%, 05/15/2036	EUR	2,870	2,273
Reg. S, 0.00%, 08/15/2050	EUR	9,701	5,257
Reg. S, 0.00%, 08/15/2052	EUR	5,795	2,993
Reg. S, 0.25%, 02/15/2027	EUR	4,730	4,767
Reg. S, 0.25%, 08/15/2028	EUR	2,899	2,841
Reg. S, 0.25%, 02/15/2029	EUR	4,610	4,476
Reg. S, 0.50%, 02/15/2026	EUR	5,197	5,361
Reg. S, 0.50%, 08/15/2027	EUR	6,576	6,617
Reg. S, 0.50%, 02/15/2028	EUR	6,910	6,896
Reg. S, 1.00%, 08/15/2025	EUR	4,291	4,490
Reg. S, 1.00%, 05/15/2038	EUR	6,152	5,343
Reg. S, 1.25%, 08/15/2048	EUR	6,598	5,292
Reg. S, 1.70%, 08/15/2032	EUR	2,310	2,345
Reg. S, 1.80%, 08/15/2053	EUR	4,560	4,031
Reg. S, 2.10%, 11/15/2029	EUR	2,470	2,599
Reg. S, 2.20%, 02/15/2034	EUR	2,330	2,436
Reg. S, 2.30%, 02/15/2033	EUR	9,110	9,649
Reg. S, 2.50%, 07/04/2044	EUR	6,635	6,886
Reg. S, 2.50%, 08/15/2046	EUR	4,576	4,738
Reg. S, 2.50%, 08/15/2054	EUR	2,705	2,791
Reg. S, 3.25%, 07/04/2042	EUR	3,326	3,836
Reg. S, 4.00%, 01/04/2037	EUR	1,493	1,835
Reg. S, 4.25%, 07/04/2039	EUR	7,684	9,815
Reg. S, 4.75%, 07/04/2034	EUR	10,081	12,927
Reg. S, 4.75%, 07/04/2040	EUR	2,014	2,732
Reg. S, 5.50%, 01/04/2031	EUR	300	379
Reg. S, 5.63%, 01/04/2028	EUR	780	921
Reg. S, 6.25%, 01/04/2030	EUR	1,025	1,309
Reg. S, 6.50%, 07/04/2027	EUR	16,810	19,995
Reg. S, 2.40%, 11/15/2030	EUR	3,720	3,973
Reg. S, 2.60%, 08/15/2033	EUR	930	1,007
Series G, Reg. S, 0.00%, 08/15/2030	EUR	1,320	1,225
Series G, Reg. S, 0.00%, 08/15/2031	EUR	11,360	10,299
Series G, Reg. S, 0.00%, 08/15/2050	EUR	1,102	599

SEE NOTES TO FINANCIAL STATEMENTS.

116	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series G, Reg. S, 1.80%, 08/15/2053	EUR	2,408	2,129
Series G, Reg. S, 2.30%, 02/15/2033	EUR	1,850	1,960
Bundesschatzanweisungen, (Germany),
Reg. S, 2.90%, 06/18/2026	EUR	4,350	4,665
Series 2Y, Reg. S, 3.10%, 09/18/2025	EUR	5,100	5,463
Series 2Y, Reg. S, 3.10%, 12/12/2025	EUR	2,130	2,284
Caisse d’Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 02/25/2028	EUR	200	191
Reg. S, 0.00%, 05/25/2029	EUR	500	459
Reg. S, 0.00%, 11/25/2030	EUR	700	614
Reg. S, 0.00%, 05/25/2031	EUR	1,000	862
Reg. S, 0.13%, 09/15/2031	EUR	300	259
Reg. S, 0.45%, 01/19/2032	EUR	800	700
Reg. S, 0.60%, 11/25/2029	EUR	600	562
Reg. S, 1.50%, 05/25/2032	EUR	1,500	1,416
Reg. S, 1.75%, 11/25/2027	EUR	700	715
Reg. S, 2.75%, 09/24/2027	EUR	400	423
Reg. S, 2.75%, 02/25/2029	EUR	2,400	2,522
Reg. S, 2.75%, 11/25/2032	EUR	400	413
Reg. S, 2.88%, 05/25/2027	EUR	700	743
Reg. S, 3.00%, 05/25/2028	EUR	800	851
Reg. S, 3.00%, 11/25/2031	EUR	600	634
Reg. S, 3.13%, 03/01/2030	EUR	1,000	1,069
Reg. S, 4.00%, 12/15/2025	EUR	1,383	1,492
Caisse des Depots et Consignations, (France),
Reg. S, 3.00%, 11/25/2027	EUR	400	425
Reg. S, 3.00%, 05/25/2028	EUR	100	106
Reg. S, 3.00%, 05/25/2029	EUR	400	425
Reg. S, 3.13%, 05/25/2033	EUR	200	211
Caisse Francaise de Financement Local, (France),
Reg. S, 0.13%, 06/30/2031	EUR	100	87
Reg. S, 0.38%, 06/23/2025	EUR	100	104
Reg. S, 0.50%, 01/19/2026	EUR	100	103
Reg. S, 0.50%, 10/01/2046	EUR	100	60
Reg. S, 1.25%, 05/11/2032	EUR	100	92
Reg. S, 1.50%, 06/28/2038	EUR	100	85
Reg. S, 3.00%, 10/02/2028	EUR	5,000	5,313
Reg. S, 3.13%, 11/24/2033	EUR	100	106
Canadian Government Bond, (Canada), 1.00%, 06/01/2027	CAD	200	136
1.25%, 03/01/2025	CAD	1,115	798
1.50%, 06/01/2031	CAD	600	385
1.75%, 12/01/2053	CAD	400	203
2.00%, 06/01/2032	CAD	600	393
2.00%, 12/01/2051	CAD	530	290
3.50%, 03/01/2028	CAD	500	364
3.50%, 09/01/2029	CAD	100	73
3.50%, 12/01/2045	CAD	2,090	1,537
4.00%, 06/01/2041	CAD	150	117
Canton of Zurich, (Switzerland),
Reg. S, 0.00%, 11/10/2033	CHF	700	712

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 0.10%, 06/23/2045	CHF	50	46
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 1.00%, 09/21/2028	EUR	300	286
Reg. S, 2.00%, 04/20/2027	EUR	200	204
Reg. S, 3.63%, 01/13/2030	EUR	400	422
Reg. S, 3.88%, 02/13/2029	EUR	200	214
CDP Financial, Inc., (Canada),
Reg. S, 1.13%, 04/06/2027	EUR	2,000	2,025
5.60%, 11/25/2039 (e)		250	260
Chile Government International Bond, (Chile), 0.83%, 07/02/2031	EUR	1,050	930
1.25%, 01/22/2051	EUR	6,900	4,102
1.30%, 07/26/2036	EUR	1,000	807
2.55%, 07/27/2033		200	163
4.13%, 07/05/2034	EUR	4,047	4,389
China Development Bank, (China),
Reg. S, 2.95%, 07/19/2027	CNH	15,000	2,079
Reg. S, 3.23%, 11/27/2025	CNH	10,000	1,381
Reg. S, 4.20%, 01/19/2027	CNH	13,000	1,850
Reg. S, 4.30%, 08/02/2032	CNH	7,000	1,073
Reg. S, 4.35%, 08/06/2024	CNH	7,000	960
Reg. S, 4.35%, 09/19/2024	CNH	1,000	137
Reg. S, 4.50%, 11/13/2028	CNH	2,500	369
Series 1518, 3.74%, 09/10/2025	CNY	62,700	8,828
Series 1605, 3.80%, 01/25/2036	CNY	98,000	15,401
Series 1613, 3.05%, 08/25/2026	CNY	208,000	29,314
Series 1710, 4.04%, 04/10/2027	CNY	244,900	35,600
Series 1814, 4.15%, 10/26/2025	CNY	7,200	1,021
Series 1904, 3.68%, 02/26/2026	CNY	140,500	19,912
Series 1905, 3.48%, 01/08/2029	CNY	242,400	35,352
Series 1909, 3.50%, 08/13/2026	CNY	97,100	13,806
Series 1910, 3.65%, 05/21/2029	CNY	278,600	41,089
Series 1915, 3.45%, 09/20/2029	CNY	40,000	5,861
Series 2004, 3.43%, 01/14/2027	CNY	14,500	2,069
Series 2005, 3.07%, 03/10/2030	CNY	29,800	4,298
Series 2009, 3.39%, 07/10/2027	CNY	28,000	4,014
Series 2010, 3.09%, 06/18/2030	CNY	36,000	5,206
Series 2015, 3.70%, 10/20/2030	CNY	18,000	2,689
Series 2105, 3.66%, 03/01/2031	CNY	64,700	9,686
Series 2108, 2.83%, 09/10/2026	CNY	4,500	632
Series 2110, 3.41%, 06/07/2031	CNY	90,400	13,371
Series 2115, 3.12%, 09/13/2031	CNY	83,800	12,183
Series 2204, 2.99%, 03/01/2029	CNY	4,000	573
Series 2205, 3.00%, 01/17/2032	CNY	182,200	26,302
Series 2210, 2.98%, 04/22/2032	CNY	48,300	6,970
Series 2215, 2.96%, 07/18/2032	CNY	112,200	16,168
Series 2220, 2.77%, 10/24/2032	CNY	166,600	23,682
Series 2305, 3.02%, 03/06/2033	CNY	91,300	13,225
Series 2307, 2.25%, 07/06/2026	CNY	79,400	11,007
Series 2310, 2.82%, 05/22/2033	CNY	95,400	13,624
Series 2315, 2.69%, 09/11/2033	CNY	110,000	15,557
Series 2318, 2.35%, 10/16/2025	CNY	3,500	485
Series 2402, 2.34%, 01/05/2027	CNY	35,000	4,866

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	117

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
China Government Bond, (China),
2.18%, 08/15/2026	CNY	189,800	26,345
2.28%, 11/25/2025	CNY	40,700	5,652
2.30%, 05/15/2026	CNY	259,900	36,167
2.37%, 01/20/2027	CNY	250,000	34,866
2.40%, 07/15/2028	CNY	25,000	3,496
2.44%, 10/15/2027	CNY	592,200	82,843
2.46%, 02/15/2026	CNY	495,000	68,945
2.48%, 04/15/2027	CNY	148,300	20,775
2.48%, 09/25/2028	CNY	25,900	3,637
2.52%, 08/25/2033	CNY	48,500	6,809
2.60%, 09/15/2030	CNY	172,700	24,428
2.60%, 09/01/2032	CNY	307,900	43,510
2.62%, 09/25/2029	CNY	44,000	6,230
2.62%, 06/25/2030	CNY	264,500	37,427
2.65%, 03/25/2074	CNY	73,900	10,527
2.67%, 05/25/2033	CNY	46,800	6,656
2.67%, 11/25/2033	CNY	70,300	9,996
2.68%, 05/21/2030	CNY	507,900	72,104
2.69%, 08/15/2032	CNY	28,300	4,025
Reg. S, 2.71%, 06/16/2033	CNH	11,000	1,532
2.75%, 06/15/2029	CNY	132,500	18,878
2.75%, 02/17/2032	CNY	221,300	31,638
2.76%, 05/15/2032	CNY	208,500	29,810
2.80%, 03/24/2029	CNY	250,300	35,687
2.80%, 03/25/2030	CNY	14,000	2,000
2.80%, 11/15/2032	CNY	69,400	9,954
Reg. S, 2.82%, 08/12/2032	CNY	10,000	1,411
2.85%, 06/04/2027	CNY	272,800	38,634
2.88%, 02/25/2033	CNY	21,700	3,136
2.89%, 11/18/2031	CNY	248,300	35,846
3.12%, 10/25/2052	CNY	162,900	25,172
3.19%, 04/15/2053	CNY	5,000	788
3.27%, 03/25/2073	CNY	109,170	18,167
Reg. S, 3.31%, 11/30/2025	CNH	2,000	278
3.32%, 04/15/2052	CNY	301,030	48,099
Reg. S, 3.38%, 11/21/2024	CNH	3,000	413
Reg. S, 3.38%, 07/04/2026	CNH	24,000	3,361
3.39%, 03/16/2050	CNY	82,540	13,235
3.53%, 10/18/2051	CNY	133,600	22,072
Reg. S, 3.60%, 06/27/2028	CNH	26,500	3,804
Reg. S, 3.60%, 05/21/2030	CNH	8,500	1,237
3.72%, 04/12/2051	CNY	106,000	18,006
3.73%, 05/25/2070	CNY	18,670	3,412
3.81%, 09/14/2050	CNY	87,700	15,059
Reg. S, 3.85%, 12/12/2026	CNH	19,000	2,699
Reg. S, 3.90%, 07/04/2036	CNH	13,500	2,052
Reg. S, 4.00%, 11/30/2035	CNH	30,500	4,721
Reg. S, 4.15%, 12/04/2027	CNH	20,000	2,904
Reg. S, 4.15%, 12/12/2031	CNH	3,000	458
Reg. S, 4.29%, 05/22/2029	CNH	3,000	446
Reg. S, 4.40%, 12/12/2046	CNH	26,000	4,319
Series 1908, 4.00%, 06/24/2069	CNY	5,000	960
Series 2216, 2.50%, 07/25/2027	CNY	81,700	11,450

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

China Government International Bond, (China), Reg. S, 0.13%, 11/12/2026	EUR	8,700	8,645
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	41
City of Montreal Canada, (Canada), 2.30%, 09/01/2029	CAD	600	404
City of Ottawa Ontario, (Canada), 4.45%, 06/04/2033	CAD	200	148
City of Quebec Canada, (Canada), 2.10%, 07/06/2031	CAD	300	190
2.65%, 12/20/2027	CAD	565	394
City of Toronto Canada, (Canada), 2.60%, 09/24/2039	CAD	300	172
2.95%, 04/28/2035	CAD	200	128
Colombia Government International Bond, (Colombia), 9.85%, 06/28/2027	COP	500,000	116
Communaute Francaise de Belgique, (Belgium),
Reg. S, 0.25%, 01/23/2030	EUR	300	273
Reg. S, 1.63%, 05/03/2032	EUR	200	189
Reg. S, 3.38%, 06/22/2034	EUR	200	212
Reg. S, 3.75%, 06/22/2033	EUR	100	110
Comunidad Autonoma de Canarias, (Spain), Reg. S, 0.71%, 10/31/2031	EUR	300	265
Corp. de Reservas Estrategicas de Productos Petroliferos Cores, (Spain), Reg. S, 1.75%, 11/24/2027	EUR	200	203
CPPIB Capital, Inc., (Canada),
Reg. S, 0.25%, 04/06/2027	EUR	2,550	2,523
Reg. S, 0.75%, 07/15/2049	EUR	600	366
Reg. S, 1.63%, 10/22/2071	GBP	2,000	1,021
Croatia Government International Bond, (Croatia),
Reg. S, 1.13%, 06/19/2029	EUR	300	290
Reg. S, 1.50%, 06/17/2031	EUR	770	735
Reg. S, 1.75%, 03/04/2041	EUR	500	401
Reg. S, 2.88%, 04/22/2032	EUR	520	543
Reg. S, 3.00%, 03/20/2027	EUR	300	318
Reg. S, 3.38%, 03/12/2034	EUR	890	936
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 12/03/2024	EUR	347	366
Reg. S, 0.63%, 01/21/2030	EUR	235	220
Reg. S, 0.95%, 01/20/2032	EUR	300	271
Reg. S, 1.25%, 01/21/2040	EUR	720	544
Reg. S, 2.25%, 04/16/2050	EUR	10	8
Reg. S, 2.75%, 05/03/2049	EUR	230	206
Reg. S, 3.25%, 06/27/2031	EUR	239	256
Reg. S, 4.13%, 04/13/2033	EUR	360	407
Czech Republic Government Bond, (Czech Republic),
Series 49, Reg. S, 4.20%, 12/04/2036	CZK	5,390	230
Series 53, Reg. S, 4.85%, 11/26/2057	CZK	2,340	106
Series 78, Reg. S, 2.50%, 08/25/2028	CZK	39,010	1,570

SEE NOTES TO FINANCIAL STATEMENTS.

118	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 89, Reg. S, 2.40%, 09/17/2025	CZK	16,910	708
Series 94, Reg. S, 0.95%, 05/15/2030	CZK	17,380	624
Series 95, Reg. S, 1.00%, 06/26/2026	CZK	25,480	1,026
Series 100, 0.25%, 02/10/2027	CZK	60,340	2,338
Series 103, 2.00%, 10/13/2033	CZK	20,000	715
Series 105, 2.75%, 07/23/2029	CZK	29,860	1,203
Series 121, 1.20%, 03/13/2031	CZK	27,250	972
Series 125, 1.50%, 04/24/2040	CZK	22,990	670
Series 130, 0.05%, 11/29/2029	CZK	13,030	451
Series 138, 1.75%, 06/23/2032	CZK	20,400	734
Series 142, 1.95%, 07/30/2037	CZK	12,960	427
Series 145, 3.50%, 05/30/2035	CZK	11,300	453
Series 148, 6.00%, 02/26/2026	CZK	5,910	261
Series 149, 5.50%, 12/12/2028	CZK	10,640	482
Series 150, 5.00%, 09/30/2030	CZK	4,140	186
Series 151, 4.90%, 04/14/2034	CZK	22,710	1,024
Series 152, 6.20%, 06/16/2031	CZK	17,600	848
Series 153, 5.75%, 03/29/2029	CZK	18,100	830
Series 154, 4.50%, 11/11/2032	CZK	14,800	648
Denmark Government Bond, (Denmark),
0.25%, 11/15/2052	DKK	8,661	655
0.50%, 11/15/2027	DKK	20,078	2,699
0.50%, 11/15/2029	DKK	13,494	1,754
1.75%, 11/15/2025	DKK	5,460	772
2.25%, 11/15/2033	DKK	9,720	1,371
4.50%, 11/15/2039	DKK	17,230	3,026
Series G, 0.00%, 11/15/2031	DKK	960	116
Series G, 2.25%, 11/15/2033	DKK	3,650	515
Series TWIN, 0.00%, 11/15/2031	DKK	14,257	1,719
Development Bank of Japan, Inc., (Japan),
Reg. S, 0.88%, 10/10/2025	EUR	1,000	1,036
Reg. S, 2.13%, 09/01/2026	EUR	1,000	1,044
4.75%, 11/26/2027	EUR	900	1,010
Series 86, 0.24%, 10/13/2027	JPY	100,000	615
Emissionskonsortium der gemeinsamen Landesfoerderinstitute, (Germany), Reg. S, 2.50%, 09/28/2029	EUR	100	105
Estonia Government International Bond, (Estonia),
Reg. S, 0.13%, 06/10/2030	EUR	200	177
Reg. S, 3.25%, 01/17/2034	EUR	400	417
Reg. S, 4.00%, 10/12/2032	EUR	290	322
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.00%, 10/13/2027	EUR	4,325	4,206
Reg. S, 0.00%, 01/20/2031	EUR	9,600	8,490
Reg. S, 0.05%, 10/17/2029	EUR	9,000	8,286
Reg. S, 0.05%, 01/18/2052	EUR	1,000	453
Reg. S, 0.63%, 10/16/2026	EUR	100	101
Reg. S, 0.70%, 01/20/2050	EUR	2,500	1,505
Reg. S, 0.88%, 04/10/2035	EUR	15,900	13,561
Reg. S, 1.20%, 02/17/2045	EUR	2,325	1,726
Reg. S, 1.70%, 02/13/2043	EUR	1,900	1,590
Reg. S, 1.75%, 07/17/2053	EUR	2,050	1,567

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 2.00%, 02/28/2056	EUR	2,000	1,605
Reg. S, 2.38%, 06/21/2032	EUR	5,000	5,118
Reg. S, 2.75%, 12/03/2029	EUR	1,020	1,082
Reg. S, 2.88%, 02/13/2034	EUR	10,000	10,527
Reg. S, 3.00%, 12/15/2028	EUR	1,000	1,074
Reg. S, 3.38%, 04/03/2037	EUR	3,000	3,262
European Stability Mechanism, (Supranational),
Reg. S, 0.01%, 03/04/2030	EUR	2,900	2,641
Reg. S, 0.01%, 10/15/2031	EUR	7,900	6,873
Reg. S, 0.50%, 03/05/2029	EUR	6,000	5,757
Reg. S, 0.75%, 09/05/2028	EUR	2,750	2,697
Reg. S, 0.88%, 07/18/2042	EUR	1,020	734
Reg. S, 1.75%, 10/20/2045	EUR	1,050	869
Reg. S, 1.80%, 11/02/2046	EUR	10,420	8,659
Reg. S, 1.85%, 12/01/2055	EUR	180	138
European Union, (Supranational),
Reg. S, 0.00%, 10/04/2028	EUR	2,300	2,177
Reg. S, 0.00%, 04/22/2031	EUR	5,800	5,098
Reg. S, 0.00%, 07/04/2031	EUR	20,000	17,439
Reg. S, 0.25%, 04/22/2036	EUR	21,900	16,797
Reg. S, 0.45%, 07/04/2041	EUR	9,800	6,551
Reg. S, 0.70%, 07/06/2051	EUR	5,900	3,372
Reg. S, 0.75%, 04/04/2031	EUR	3,925	3,645
Reg. S, 1.00%, 07/06/2032	EUR	5,800	5,336
Reg. S, 1.13%, 04/04/2036	EUR	1,265	1,089
Reg. S, 1.38%, 10/04/2029	EUR	8,000	7,934
Reg. S, 1.50%, 10/04/2035	EUR	5,000	4,543
Reg. S, 1.63%, 12/04/2029	EUR	31,600	31,588
Reg. S, 2.50%, 10/04/2052	EUR	18,000	15,845
Reg. S, 3.00%, 03/04/2053	EUR	8,000	7,787
Reg. S, 3.13%, 12/05/2028	EUR	30,000	32,312
Reg. S, 3.38%, 04/04/2032	EUR	1,200	1,323
Reg. S, 3.38%, 04/04/2038	EUR	15,000	16,287
Reg. S, 3.38%, 10/04/2038	EUR	10,000	10,714
Reg. S, 3.75%, 04/04/2042	EUR	5,015	5,640
Series SURE, Reg. S, 0.00%, 06/02/2028	EUR	5,000	4,784
Series SURE, Reg. S, 0.00%, 10/04/2030	EUR	10,000	8,939
Series SURE, Reg. S, 0.00%, 07/04/2035	EUR	10,800	8,241
Series SURE, Reg. S, 0.10%, 10/04/2040	EUR	7,675	4,975
Series SURE, Reg. S, 0.20%, 06/04/2036	EUR	9,600	7,289
Series SURE, Reg. S, 0.30%, 11/04/2050	EUR	1,220	631
Series SURE, Reg. S, 0.45%, 05/02/2046	EUR	5,000	2,999
Series SURE, Reg. S, 0.75%, 01/04/2047	EUR	5,000	3,212
Series SURE, Reg. S, 1.13%, 06/04/2037	EUR	5,000	4,183

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	119

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Export Development Canada, (Canada), Reg. S, 0.50%, 02/25/2027	EUR	2,000	2,002
Export-Import Bank of China (The), (China),
Series 1514, 3.87%, 09/14/2025	CNY	10,000	1,410
Series 1610, 3.18%, 09/05/2026	CNY	50,000	7,065
Series 1910, 3.86%, 05/20/2029	CNY	97,800	14,545
Series 2007, 3.26%, 02/24/2027	CNY	86,000	12,232
Series 2010, 3.23%, 03/23/2030	CNY	35,400	5,143
Series 2011, 3.74%, 11/16/2030	CNY	10,000	1,499
Series 2015, 3.43%, 10/23/2025	CNY	71,000	9,976
Series 2105, 3.22%, 05/14/2026	CNY	69,000	9,731
Series 2110, 3.38%, 07/16/2031	CNY	15,900	2,346
Series 2207, 2.74%, 09/05/2029	CNY	8,200	1,162
Series 2210, 3.18%, 03/11/2032	CNY	169,600	24,765
Series 2211, 2.90%, 08/19/2032	CNY	99,100	14,207
Series 2215, 2.82%, 06/17/2027	CNY	27,300	3,851
Series 2303, 2.64%, 04/14/2026	CNY	7,100	990
Series 2305, 2.87%, 02/06/2028	CNY	124,600	17,640
Series 2310, 3.10%, 02/13/2033	CNY	80,400	11,697
Series 2311, 2.85%, 07/07/2033	CNY	48,900	6,991
Series 2313, 2.50%, 10/13/2026	CNY	83,500	11,640
Series 2402, 2.06%, 03/18/2026	CNY	10,000	1,381
Export-Import Bank of Korea, (South Korea), 3.63%, 09/18/2027	EUR	500	540
Finland Government Bond, (Finland),
Reg. S, 0.00%, 09/15/2026 (e)	EUR	1,800	1,805
Reg. S, 0.00%, 09/15/2030 (e)	EUR	130	117
Reg. S, 0.13%, 09/15/2031 (e)	EUR	755	662
Reg. S, 0.13%, 04/15/2052 (e)	EUR	800	384
Reg. S, 0.25%, 09/15/2040 (e)	EUR	984	659
Reg. S, 0.50%, 04/15/2026 (e)	EUR	1,440	1,474
Reg. S, 0.50%, 09/15/2027 (e)	EUR	660	656
Reg. S, 0.50%, 09/15/2028 (e)	EUR	484	470
Reg. S, 0.50%, 09/15/2029 (e)	EUR	1,680	1,594
Reg. S, 0.50%, 04/15/2043 (e)	EUR	450	297
Reg. S, 0.75%, 04/15/2031 (e)	EUR	1,321	1,228
Reg. S, 0.88%, 09/15/2025 (e)	EUR	430	448
Reg. S, 1.13%, 04/15/2034 (e)	EUR	421	378
Reg. S, 1.38%, 04/15/2027 (e)	EUR	1,760	1,807
Reg. S, 1.50%, 09/15/2032 (e)	EUR	1,300	1,243
Reg. S, 2.63%, 07/04/2042 (e)	EUR	1,375	1,346
Reg. S, 2.75%, 07/04/2028 (e)	EUR	960	1,025
Reg. S, 2.75%, 04/15/2038 (e)	EUR	540	547
Reg. S, 2.88%, 04/15/2029 (e)	EUR	1,160	1,241
Reg. S, 3.00%, 09/15/2033 (e)	EUR	1,120	1,196
Reg. S, 4.00%, 07/04/2025 (e)	EUR	780	842
Series 10Y, Reg. S, 3.00%, 09/15/2034 (e)	EUR	1,300	1,382
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	1,217	917
Series 31Y, Reg. S, 2.95%, 04/15/2055 (e)	EUR	360	362
Finnvera OYJ, (Finland),
Reg. S, 0.00%, 09/15/2027	EUR	500	487

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 0.38%, 04/09/2029	EUR	300	285
Reg. S, 0.75%, 08/07/2028	EUR	1,300	1,277
Reg. S, 1.25%, 07/14/2033	EUR	200	185
Reg. S, 2.13%, 03/08/2028	EUR	300	312
Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA, (Spain), Reg. S, 0.01%, 09/17/2025	EUR	100	103
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.00%, 04/07/2026	EUR	280	284
Reg. S, 0.01%, 06/30/2028	EUR	380	362
Reg. S, 0.01%, 06/03/2030	EUR	500	452
0.01%, 11/05/2035	EUR	70	53
Reg. S, 0.20%, 09/03/2049	EUR	70	36
Reg. S, 0.25%, 02/18/2041	EUR	394	261
2.88%, 04/30/2032	EUR	200	213
Free State of Bavaria, (Germany),
Reg. S, 0.01%, 01/18/2035	EUR	352	277
Series 134, Reg. S, 0.01%, 05/07/2029	EUR	600	559
Free State of Saxony, (Germany),
Reg. S, 0.01%, 11/05/2029	EUR	197	181
Reg. S, 2.88%, 05/15/2034	EUR	200	212
Series 132, Reg. S, 0.01%, 12/17/2035	EUR	210	160
Series 135, Reg. S, 0.40%, 05/12/2036	EUR	300	236
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 02/25/2026 (e)	EUR	8,580	8,726
Reg. S, 0.00%, 02/25/2027 (e)	EUR	4,305	4,256
Reg. S, 0.00%, 11/25/2029 (e)	EUR	9,655	8,807
Reg. S, 0.00%, 11/25/2030 (e)	EUR	6,780	5,991
Reg. S, 0.00%, 11/25/2031 (e)	EUR	14,604	12,481
Reg. S, 0.00%, 05/25/2032 (e)	EUR	2,440	2,050
Reg. S, 0.25%, 11/25/2026 (e)	EUR	4,076	4,082
Reg. S, 0.50%, 05/25/2026 (e)	EUR	7,309	7,453
Reg. S, 0.50%, 05/25/2029 (e)	EUR	25,127	23,858
Reg. S, 0.50%, 05/25/2040 (e)	EUR	73,453	50,078
Reg. S, 0.50%, 06/25/2044 (e)	EUR	59,740	36,244
Reg. S, 0.50%, 05/25/2072 (e)	EUR	33,723	12,703
Reg. S, 0.75%, 02/25/2028 (e)	EUR	9,480	9,365
Reg. S, 0.75%, 05/25/2028 (e)	EUR	7,363	7,239
Reg. S, 0.75%, 11/25/2028 (e)	EUR	3,737	3,634
Reg. S, 0.75%, 05/25/2052 (e)	EUR	84,388	45,205
Reg. S, 0.75%, 05/25/2053 (e)	EUR	78,913	41,202
Reg. S, 1.00%, 11/25/2025 (e)	EUR	8,530	8,860
Reg. S, 1.00%, 05/25/2027 (e)	EUR	21,148	21,380
Reg. S, 1.25%, 05/25/2034 (e)	EUR	14,616	13,022
Reg. S, 1.25%, 05/25/2036 (e)	EUR	117,857	100,242
Reg. S, 1.25%, 05/25/2038 (e)	EUR	65,112	52,788
Reg. S, 1.50%, 05/25/2031 (e)	EUR	16,243	15,724
Reg. S, 1.50%, 05/25/2050 (e)	EUR	82,234	56,664
Reg. S, 1.75%, 06/25/2039 (e)	EUR	97,000	83,258

SEE NOTES TO FINANCIAL STATEMENTS.

120	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 1.75%, 05/25/2066 (e)	EUR	44,443	29,228
Reg. S, 2.00%, 11/25/2032 (e)	EUR	8,910	8,732
Reg. S, 2.00%, 05/25/2048 (e)	EUR	75,238	59,669
Reg. S, 2.50%, 09/24/2026 (e)	EUR	8,738	9,233
Reg. S, 2.50%, 09/24/2027 (e)	EUR	6,750	7,108
Reg. S, 2.50%, 05/25/2030 (e)	EUR	10,141	10,549
Reg. S, 2.50%, 05/25/2043 (e)	EUR	47,912	43,543
Reg. S, 2.75%, 10/25/2027 (e)	EUR	5,509	5,844
Reg. S, 2.75%, 02/25/2029 (e)	EUR	2,400	2,538
Reg. S, 2.75%, 02/25/2030 (e)	EUR	4,320	4,552
Reg. S, 3.00%, 05/25/2033 (e)	EUR	5,240	5,525
Reg. S, 3.00%, 11/25/2034 (e)	EUR	20,730	21,619
Reg. S, 3.00%, 06/25/2049 (e)	EUR	24,774	23,787
Reg. S, 3.00%, 05/25/2054 (e)	EUR	67,133	62,586
Reg. S, 3.25%, 05/25/2045 (e)	EUR	77,350	78,541
Reg. S, 3.25%, 05/25/2055 (e)	EUR	32,841	31,987
Reg. S, 3.50%, 04/25/2026 (e)	EUR	14,206	15,306
Reg. S, 3.50%, 11/25/2033 (e)	EUR	9,395	10,266
Reg. S, 4.00%, 10/25/2038 (e)	EUR	64,951	73,649
Reg. S, 4.00%, 04/25/2055 (e)	EUR	53,681	60,417
Reg. S, 4.00%, 04/25/2060 (e)	EUR	52,311	59,367
Reg. S, 4.50%, 04/25/2041 (e)	EUR	93,475	112,107
Reg. S, 4.75%, 04/25/2035 (e)	EUR	67,455	81,513
Reg. S, 5.50%, 04/25/2029 (e)	EUR	4,037	4,787
Reg. S, 5.75%, 10/25/2032 (e)	EUR	1,029	1,306
Reg. S, 6.00%, 10/25/2025 (e)	EUR	1,290	1,429
Gemeinsame Deutsche Bundeslaender, (Germany),
Series 58, Reg. S, 0.00%, 02/19/2027	EUR	220	218
Series 59, Reg. S, 0.01%, 08/26/2030	EUR	500	449
Series 60, Reg. S, 0.01%, 02/04/2031	EUR	146	129
Series 62, Reg. S, 1.25%, 05/04/2029	EUR	580	575
Series 63, Reg. S, 3.00%, 04/26/2030	EUR	200	215
Series 64, Reg. S, 2.63%, 02/07/2031	EUR	500	525
Gestion Securite de Stocks Securite SA, (France),
Reg. S, 1.50%, 10/25/2027	EUR	1,000	1,007
Reg. S, 3.38%, 06/29/2030	EUR	400	426
Reg. S, 3.50%, 11/25/2029	EUR	300	322
Hellenic Republic Government Bond, (Greece),
Reg. S, 0.75%, 06/18/2031 (e)	EUR	2,700	2,416
Reg. S, 1.50%, 06/18/2030 (e)	EUR	750	722
Reg. S, 1.88%, 07/23/2026 (e)	EUR	2,250	2,364
Reg. S, 1.88%, 02/04/2035 (e)	EUR	1,400	1,241
Reg. S, 1.88%, 01/24/2052 (e)	EUR	480	326
Reg. S, 3.38%, 06/15/2034 (e)	EUR	1,480	1,540
Reg. S, 3.75%, 01/30/2028	EUR	1,400	1,537
Reg. S, 3.88%, 03/12/2029 (e)	EUR	650	715
Reg. S, 4.13%, 06/15/2054 (e)	EUR	700	721
Reg. S, 4.20%, 01/30/2042	EUR	870	944
Reg. S, 4.25%, 06/15/2033 (e)	EUR	2,000	2,244
Reg. S, 4.38%, 07/18/2038 (e)	EUR	1,100	1,224

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

HM Treasury UK Sovereign Sukuk plc, (United Kingdom), Reg. S, 0.33%, 07/22/2026	GBP	900	1,045
Hong Kong Government Bond Programme, (Hong Kong),
1.97%, 01/17/2029	HKD	200	24
2.02%, 03/07/2034	HKD	3,000	337
Hong Kong Government International Bond, (Hong Kong),
Reg. S, 2.80%, 11/30/2024	CNH	5,000	685
Reg. S, 2.95%, 06/07/2028	CNH	8,500	1,175
Reg. S, 3.00%, 11/30/2026	CNH	10,000	1,380
Reg. S, 3.30%, 06/07/2033	CNH	16,000	2,278
Hungary Government Bond, (Hungary),
Series 26/E, 1.50%, 04/22/2026	HUF	739,160	1,835
Series 26/F, 1.50%, 08/26/2026	HUF	623,300	1,522
Series 26/D, 2.75%, 12/22/2026	HUF	80,210	199
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	472
Series 28/B, 4.50%, 03/23/2028	HUF	422,060	1,064
Series 28/A, 6.75%, 10/22/2028	HUF	75,000	204
Series 29/A, 2.00%, 05/23/2029	HUF	200,000	439
Series 30/A, 3.00%, 08/21/2030	HUF	297,350	659
Series 31/A, 3.25%, 10/22/2031	HUF	207,050	451
Series 32/G, 4.50%, 05/27/2032	HUF	372,050	868
Series 32/A, 4.75%, 11/24/2032	HUF	58,400	138
Series 33/A, 2.25%, 04/20/2033	HUF	194,590	372
Series 34/A, 2.25%, 06/22/2034	HUF	100,520	184
Series 38/A, 3.00%, 10/27/2038	HUF	82,470	147
Series 41/A, 3.00%, 04/25/2041	HUF	149,290	252
Hungary Government International Bond, (Hungary),
Reg. S, 0.50%, 11/18/2030	EUR	1,000	849
Reg. S, 1.63%, 04/28/2032	EUR	1,000	882
Reg. S, 1.75%, 10/10/2027	EUR	825	827
Reg. S, 1.75%, 06/05/2035	EUR	5,000	4,043
Hydro-Quebec, (Canada),
6.00%, 02/15/2040	CAD	300	258
SUB, 8.40%, 03/28/2025		1,000	1,018
SUB, 8.91%, 11/18/2024		800	808
Series HH, 8.50%, 12/01/2029		100	116
Series HK, 9.38%, 04/15/2030		500	608
Ile-de-France Mobilites, (France),
Reg. S, 0.40%, 05/28/2031	EUR	500	439
Reg. S, 0.68%, 11/24/2036	EUR	100	75
Reg. S, 1.00%, 05/25/2034	EUR	300	254
Reg. S, 1.28%, 02/14/2042	EUR	100	72
Reg. S, 3.05%, 02/03/2033	EUR	300	311
Reg. S, 3.40%, 05/25/2043	EUR	100	100
Reg. S, 3.45%, 06/25/2049	EUR	300	299
Indonesia Government International Bond, (Indonesia), 0.90%, 02/14/2027	EUR	1,600	1,583
1.10%, 03/12/2033	EUR	1,000	850

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	121

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 2.15%, 07/18/2024	EUR	2,050	2,193
Reg. S, 3.75%, 06/14/2028	EUR	1,000	1,068
4.65%, 09/20/2032		200	193
Indonesia Treasury Bond, (Indonesia),
Series 100, 6.63%, 02/15/2034	IDR	34,992,000	2,069
Series 101, 6.88%, 04/15/2029	IDR	14,964,000	910
Series 102, 6.88%, 07/15/2054	IDR	6,598,000	387
Series FR56, 8.38%, 09/15/2026	IDR	3,269,000	207
Series FR65, 6.63%, 05/15/2033	IDR	400,000	24
Series FR67, 8.75%, 02/15/2044	IDR	2,074,000	148
Series FR75, 7.50%, 05/15/2038	IDR	1,300,000	82
Series FR76, 7.38%, 05/15/2048	IDR	21,821,000	1,359
Series FR78, 8.25%, 05/15/2029	IDR	1,000,000	64
Series FR79, 8.38%, 04/15/2039	IDR	13,027,000	886
Series FR80, 7.50%, 06/15/2035	IDR	57,876,000	3,646
Series FR82, 7.00%, 09/15/2030	IDR	38,229,000	2,332
Series FR83, 7.50%, 04/15/2040	IDR	32,000,000	2,020
Series FR84, 7.25%, 02/15/2026	IDR	18,600,000	1,143
Series FR86, 5.50%, 04/15/2026	IDR	10,000,000	599
Series FR87, 6.50%, 02/15/2031	IDR	24,043,000	1,421
Series FR89, 6.88%, 08/15/2051	IDR	300,000	18
Series FR90, 5.13%, 04/15/2027	IDR	100,000,000	5,861
Series FR91, 6.38%, 04/15/2032	IDR	28,200,000	1,655
Series FR95, 6.38%, 08/15/2028	IDR	29,000,000	1,741
Series FR96, 7.00%, 02/15/2033	IDR	46,000,000	2,791
Series FR97, 7.13%, 06/15/2043	IDR	22,201,000	1,354
Industrial Bank of Korea, (South Korea), Reg. S, 0.02%, 07/16/2025	CHF	300	329
Instituto de Credito Oficial, (Spain),
Reg. S, 0.00%, 04/30/2027	EUR	1,000	979
Reg. S, 2.65%, 01/31/2028	EUR	100	105
Reg. S, 3.05%, 04/30/2031	EUR	400	425
International Bank for Reconstruction & Development, (Supranational),
Zero Coupon, 07/15/2029		143	112
Zero Coupon, 05/01/2030		17	13
Zero Coupon, 10/31/2030		1,500	1,103
0.10%, 09/17/2035	EUR	5,475	4,223
Reg. S, 0.20%, 01/21/2061	EUR	1,000	392
0.25%, 09/23/2027	GBP	2,900	3,217
0.25%, 05/21/2029	EUR	600	565
0.50%, 06/21/2035	EUR	50	41
0.65%, 02/10/2026		750	700
Reg. S, 0.70%, 10/22/2046	EUR	2,000	1,290
1.00%, 12/21/2029	GBP	2,000	2,137
1.20%, 08/08/2034	EUR	9,000	8,115
2.14%, 02/04/2041		500	325
(United States SOFR + 0.26%), 2.33%, 05/31/2026 (aa)		1,000	947
2.90%, 01/19/2033	EUR	7,000	7,448
4.63%, 08/01/2028		250	251

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

InvestitionsBank des Landes Brandenburg, (Germany), Reg. S, 3.25%, 03/13/2030	EUR	200	218
Investitionsbank Schleswig-Holstein, (Germany),
Reg. S, 0.01%, 05/15/2026	EUR	100	101
Reg. S, 2.88%, 02/21/2034	EUR	300	317
Reg. S, 3.25%, 03/10/2031	EUR	300	326
Ireland Government Bond, (Ireland),
Reg. S, 0.00%, 10/18/2031	EUR	2,377	2,078
Reg. S, 0.20%, 05/15/2027	EUR	1,290	1,283
Reg. S, 0.20%, 10/18/2030	EUR	1,111	1,013
Reg. S, 0.35%, 10/18/2032	EUR	290	254
Reg. S, 0.40%, 05/15/2035	EUR	1,200	978
Reg. S, 0.55%, 04/22/2041	EUR	1,035	732
Reg. S, 0.90%, 05/15/2028	EUR	1,812	1,809
Reg. S, 1.00%, 05/15/2026	EUR	1,480	1,529
Reg. S, 1.10%, 05/15/2029	EUR	2,567	2,544
Reg. S, 1.30%, 05/15/2033	EUR	1,230	1,157
Reg. S, 1.35%, 03/18/2031	EUR	1,265	1,235
Reg. S, 1.50%, 05/15/2050	EUR	1,663	1,240
Reg. S, 1.70%, 05/15/2037	EUR	800	731
Reg. S, 2.00%, 02/18/2045	EUR	1,485	1,303
Reg. S, 2.40%, 05/15/2030	EUR	1,000	1,049
Reg. S, 2.60%, 10/18/2034	EUR	1,100	1,142
Reg. S, 3.00%, 10/18/2043	EUR	990	1,030
Israel Government AID Bond, (Israel), 5.50%, 09/18/2033		25	27
Series 2, Zero Coupon, 11/01/2024		749	734
Israel Government Bond — Fixed, (Israel),
Series 142, 5.50%, 01/31/2042	ILS	290	80
Series 327, 2.00%, 03/31/2027	ILS	800	200
Series 330, 1.00%, 03/31/2030	ILS	1,200	260
Series 537, 1.50%, 05/31/2037	ILS	305	54
Israel Government International Bond, (Israel),
Reg. S, 0.63%, 01/18/2032	EUR	3,000	2,482
Reg. S, 1.50%, 01/18/2027	EUR	2,000	1,990
Reg. S, 2.50%, 01/16/2049	EUR	825	686
Italy Buoni Poliennali Del Tesoro, (Italy),
Series 2Y, Reg. S, 3.60%, 09/29/2025	EUR	3,200	3,430
Series 3Y, Reg. S, 1.20%, 08/15/2025	EUR	4,660	4,863
Series 3Y, Reg. S, 2.95%, 02/15/2027	EUR	3,600	3,811
Series 3Y, Reg. S, 3.50%, 01/15/2026	EUR	2,240	2,399
Series 3Y, Reg. S, 3.80%, 04/15/2026	EUR	2,600	2,802

SEE NOTES TO FINANCIAL STATEMENTS.

122	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 3Y, Reg. S, 3.85%, 09/15/2026	EUR	1,800	1,945
Series 5Y, Reg. S, 0.00%, 04/01/2026	EUR	4,060	4,098
Series 5Y, Reg. S, 0.00%, 08/01/2026	EUR	3,447	3,442
Series 5Y, Reg. S, 0.50%, 02/01/2026	EUR	5,270	5,390
Series 5Y, Reg. S, 1.10%, 04/01/2027	EUR	3,160	3,183
Series 5Y, Reg. S, 1.85%, 07/01/2025 (e)	EUR	2,080	2,192
Series 5Y, Reg. S, 2.65%, 12/01/2027	EUR	660	690
Series 5Y, Reg. S, 3.35%, 07/01/2029	EUR	7,570	8,030
Series 5Y, Reg. S, 3.80%, 08/01/2028	EUR	450	488
Series 5Y, Reg. S, 4.10%, 02/01/2029	EUR	2,195	2,409
Series 7Y, Reg. S, 0.25%, 03/15/2028	EUR	7,600	7,250
Series 7Y, Reg. S, 0.45%, 02/15/2029	EUR	1,360	1,270
Series 7Y, Reg. S, 0.50%, 07/15/2028	EUR	4,074	3,886
Series 7Y, Reg. S, 0.95%, 09/15/2027	EUR	1,440	1,429
Series 7Y, Reg. S, 1.45%, 05/15/2025	EUR	2,813	2,961
Series 7Y, Reg. S, 2.10%, 07/15/2026	EUR	7,950	8,300
Series 7Y, Reg. S, 2.50%, 11/15/2025	EUR	545	577
Series 7Y, Reg. S, 2.80%, 06/15/2029	EUR	4,820	4,992
Series 7Y, Reg. S, 3.50%, 02/15/2031 (e)	EUR	2,910	3,076
Series 7Y, Reg. S, 3.70%, 06/15/2030	EUR	1,800	1,932
Series 7Y, Reg. S, 3.85%, 12/15/2029	EUR	1,500	1,627
Series 7Y, Reg. S, 4.00%, 11/15/2030	EUR	1,550	1,688
Series 8Y, Reg. S, 0.85%, 01/15/2027 (e)	EUR	6,435	6,473
Series 8Y, Reg. S, 4.00%, 10/30/2031 (e)	EUR	1,770	1,928
Series 10Y, Reg. S, 0.60%, 08/01/2031 (e)	EUR	17,144	14,822
Series 10Y, Reg. S, 0.95%, 08/01/2030	EUR	910	832
Series 10Y, Reg. S, 0.95%, 12/01/2031 (e)	EUR	3,605	3,168
Series 10Y, Reg. S, 0.95%, 06/01/2032	EUR	3,305	2,857
Series 10Y, Reg. S, 1.25%, 12/01/2026	EUR	1,457	1,485
Series 10Y, Reg. S, 1.50%, 06/01/2025	EUR	1,620	1,703
Series 10Y, Reg. S, 1.60%, 06/01/2026	EUR	5,740	5,945
Series 10Y, Reg. S, 1.65%, 12/01/2030 (e)	EUR	124	117
Series 10Y, Reg. S, 2.00%, 02/01/2028	EUR	2,552	2,605
Series 10Y, Reg. S, 2.05%, 08/01/2027	EUR	3,580	3,686
Series 10Y, Reg. S, 2.20%, 06/01/2027	EUR	15,277	15,838
Series 10Y, Reg. S, 2.50%, 12/01/2032	EUR	5,610	5,433
Series 10Y, Reg. S, 2.80%, 12/01/2028	EUR	3,430	3,577

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 10Y, Reg. S, 3.00%, 08/01/2029	EUR	9,446	9,869
Series 10Y, Reg. S, 3.85%, 07/01/2034	EUR	12,950	13,671
Series 10Y, Reg. S, 4.20%, 03/01/2034	EUR	4,200	4,570
Series 10Y, Reg. S, 4.35%, 11/01/2033	EUR	1,610	1,776
Series 10Y, Reg. S, 4.40%, 05/01/2033	EUR	3,290	3,653
Series 11Y, Reg. S, 0.90%, 04/01/2031	EUR	2,707	2,419
Series 11Y, Reg. S, 1.35%, 04/01/2030	EUR	3,150	2,982
Series 13Y, Reg. S, 4.00%, 04/30/2035 (e)	EUR	800	853
Series 13Y, Reg. S, 4.05%, 10/30/2037 (e)	EUR	1,840	1,937
Series 15Y, Reg. S, 2.45%, 09/01/2033 (e)	EUR	2,770	2,637
Series 15Y, Reg. S, 4.15%, 10/01/2039 (e)	EUR	1,570	1,642
Series 15Y, Reg. S, 4.75%, 09/01/2028 (e)	EUR	1,720	1,933
Series 16Y, Reg. S, 0.95%, 03/01/2037 (e)	EUR	3,214	2,362
Series 16Y, Reg. S, 1.45%, 03/01/2036 (e)	EUR	2,229	1,802
Series 16Y, Reg. S, 3.25%, 03/01/2038 (e)	EUR	3,490	3,342
Series 16Y, Reg. S, 3.50%, 03/01/2030 (e)	EUR	6,136	6,546
Series 16Y, Reg. S, 4.50%, 03/01/2026 (e)	EUR	2,853	3,108
Series 17Y, Reg. S, 1.65%, 03/01/2032 (e)	EUR	2,246	2,071
Series 20Y, Reg. S, 2.25%, 09/01/2036 (e)	EUR	2,134	1,877
Series 20Y, Reg. S, 2.95%, 09/01/2038 (e)	EUR	3,722	3,430
Series 20Y, Reg. S, 4.45%, 09/01/2043 (e)	EUR	2,450	2,618
Series 21Y, Reg. S, 1.80%, 03/01/2041 (e)	EUR	3,104	2,329
Series 21Y, Reg. S, 3.10%, 03/01/2040 (e)	EUR	5,722	5,269
Series 26Y, Reg. S, 3.35%, 03/01/2035 (e)	EUR	3,860	3,878
Series 30Y, Reg. S, 2.15%, 09/01/2052 (e)	EUR	2,751	1,876
Series 30Y, Reg. S, 3.85%, 09/01/2049 (e)	EUR	6,080	5,893
Series 30Y, Reg. S, 4.50%, 10/01/2053 (e)	EUR	3,075	3,264

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	123

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 30Y, Reg. S, 6.50%, 11/01/2027	EUR	890	1,046
Series 30Y, Reg. S, 7.25%, 11/01/2026	EUR	1,355	1,576
Series 31Y, Reg. S, 1.70%, 09/01/2051 (e)	EUR	2,267	1,418
Series 31Y, Reg. S, 2.70%, 03/01/2047 (e)	EUR	1,350	1,094
Series 31Y, Reg. S, 3.25%, 09/01/2046 (e)	EUR	1,926	1,724
Series 31Y, Reg. S, 3.45%, 03/01/2048 (e)	EUR	2,815	2,581
Series 31Y, Reg. S, 4.00%, 02/01/2037 (e)	EUR	1,310	1,385
Series 31Y, Reg. S, 4.75%, 09/01/2044 (e)	EUR	5,355	5,966
Series 31Y, Reg. S, 5.00%, 08/01/2034 (e)	EUR	966	1,118
Series 31Y, Reg. S, 5.00%, 09/01/2040 (e)	EUR	560	642
Series 31Y, Reg. S, 5.25%, 11/01/2029	EUR	1,777	2,061
Series 31Y, Reg. S, 5.75%, 02/01/2033	EUR	1,260	1,528
Series 31Y, Reg. S, 6.00%, 05/01/2031	EUR	4,453	5,432
Series 32Y, Reg. S, 5.00%, 08/01/2039 (e)	EUR	7,023	8,052
Series 34Y, Reg. S, 1.50%, 04/30/2045 (e)	EUR	3,471	2,268
Series 50Y, Reg. S, 2.15%, 03/01/2072 (e)	EUR	1,280	799
Series 50Y, Reg. S, 2.80%, 03/01/2067 (e)	EUR	1,945	1,463
Series CAC, Reg. S, 2.45%, 09/01/2050 (e)	EUR	2,842	2,116
Japan Bank for International Cooperation, (Japan), 0.63%, 07/15/2025		250	238
3.13%, 02/15/2028	EUR	1,000	1,068
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 37, 2.42%, 06/20/2028	JPY	100,000	665
Series 75, 1.96%, 09/19/2031	JPY	100,000	666
Series 271, 0.02%, 03/31/2026	JPY	30,000	185
Japan Finance Corp., (Japan), Series 57, 0.00%, 10/17/2025	JPY	20,000	124
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.01%, 02/02/2028	EUR	1,000	954
Reg. S, 0.05%, 02/12/2027	EUR	500	492
Reg. S, 0.63%, 09/02/2025		1,000	947
Series 69, 0.48%, 02/28/2025	JPY	100,000	623
Series 2022, 2.32%, 06/18/2027	JPY	20,000	131

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Japan Government Five Year Bond, (Japan),
Series 143, 0.10%, 03/20/2025	JPY	15,700	98
Series 144, 0.10%, 06/20/2025	JPY	329,000	2,043
Series 145, 0.10%, 09/20/2025	JPY	1,500,000	9,312
Series 146, 0.10%, 12/20/2025	JPY	122,000	757
Series 148, 0.01%, 06/20/2026	JPY	2,909,750	17,963
Series 149, 0.01%, 09/20/2026	JPY	10,000	62
Series 150, 0.01%, 12/20/2026	JPY	77,150	475
Series 151, 0.01%, 03/20/2027	JPY	4,208,000	25,893
Series 153, 0.01%, 06/20/2027	JPY	3,159,600	19,417
Series 154, 0.10%, 09/20/2027	JPY	545,000	3,355
Series 161, 0.30%, 06/20/2028	JPY	130,000	802
Series 164, 0.20%, 12/20/2028	JPY	4,400,000	26,932
Series 167, 0.40%, 03/20/2029	JPY	2,600,000	16,030
Series 168, 0.60%, 03/20/2029	JPY	800,000	4,978
Japan Government Forty Year Bond, (Japan),
Series 1, 2.40%, 03/20/2048	JPY	100,000	669
Series 3, 2.20%, 03/20/2050	JPY	505,350	3,225
Series 6, 1.90%, 03/20/2053	JPY	650	4
Series 7, 1.70%, 03/20/2054	JPY	127,050	711
Series 8, 1.40%, 03/20/2055	JPY	14,350	74
Series 9, 0.40%, 03/20/2056	JPY	617,800	2,277
Series 10, 0.90%, 03/20/2057	JPY	174,350	757
Series 11, 0.80%, 03/20/2058	JPY	5,000	21
Series 12, 0.50%, 03/20/2059	JPY	210,000	763
Series 13, 0.50%, 03/20/2060	JPY	813,000	2,896
Series 14, 0.70%, 03/20/2061	JPY	650,000	2,462
Series 15, 1.00%, 03/20/2062	JPY	544,850	2,282
Series 16, 1.30%, 03/20/2063	JPY	488,850	2,249
Series 17, 2.20%, 03/20/2064	JPY	30,750	184
Japan Government Ten Year Bond, (Japan),
Series 1, 0.70%, 12/20/2033	JPY	3,900,000	23,559
Series 342, 0.10%, 03/20/2026	JPY	2,000,000	12,388
Series 343, 0.10%, 06/20/2026	JPY	202,900	1,255
Series 344, 0.10%, 09/20/2026	JPY	131,500	813
Series 345, 0.10%, 12/20/2026	JPY	21,950	135
Series 346, 0.10%, 03/20/2027	JPY	4,398,500	27,135
Series 347, 0.10%, 06/20/2027	JPY	2,600,000	16,023
Series 349, 0.10%, 12/20/2027	JPY	59,700	367
Series 353, 0.10%, 12/20/2028	JPY	4,700,000	28,641
Series 354, 0.10%, 03/20/2029	JPY	900,000	5,472
Series 355, 0.10%, 06/20/2029	JPY	203,600	1,235
Series 357, 0.10%, 12/20/2029	JPY	266,250	1,610
Series 358, 0.10%, 03/20/2030	JPY	90,300	545
Series 359, 0.10%, 06/20/2030	JPY	1,935,000	11,645
Series 360, 0.10%, 09/20/2030	JPY	53,450	321
Series 361, 0.10%, 12/20/2030	JPY	4,351,300	26,030
Series 362, 0.10%, 03/20/2031	JPY	430,000	2,564
Series 363, 0.10%, 06/20/2031	JPY	4,320,050	25,680
Series 364, 0.10%, 09/20/2031	JPY	265,000	1,570
Series 365, 0.10%, 12/20/2031	JPY	45,000	265

SEE NOTES TO FINANCIAL STATEMENTS.

124	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 366, 0.20%, 03/20/2032	JPY	4,345,100	25,736
Series 367, 0.20%, 06/20/2032	JPY	6,000	35
Series 368, 0.20%, 09/20/2032	JPY	59,250	349
Series 369, 0.50%, 12/20/2032	JPY	181,000	1,088
Series 370, 0.50%, 03/20/2033	JPY	16,250	97
Series 371, 0.40%, 06/20/2033	JPY	65,000	385
Series 372, 0.80%, 09/20/2033	JPY	206,850	1,266
Series 373, 0.60%, 12/20/2033	JPY	2,829,400	16,934
Series 374, 0.80%, 03/20/2034	JPY	4,040,550	24,547
Japan Government Thirty Year Bond, (Japan),
Series 11, 1.70%, 06/20/2033	JPY	100,000	661
Series 21, 2.30%, 12/20/2035	JPY	704,850	4,878
Series 22, 2.50%, 03/20/2036	JPY	116,250	820
Series 24, 2.50%, 09/20/2036	JPY	46,950	331
Series 33, 2.00%, 09/20/2040	JPY	333,000	2,180
Series 34, 2.20%, 03/20/2041	JPY	23,000	154
Series 40, 1.80%, 09/20/2043	JPY	5,450	34
Series 42, 1.70%, 03/20/2044	JPY	1,650,000	10,022
Series 43, 1.70%, 06/20/2044	JPY	700,000	4,238
Series 44, 1.70%, 09/20/2044	JPY	14,000	85
Series 47, 1.60%, 06/20/2045	JPY	10,000	59
Series 49, 1.40%, 12/20/2045	JPY	165,000	933
Series 59, 0.70%, 06/20/2048	JPY	1,600,000	7,484
Series 61, 0.70%, 12/20/2048	JPY	2,550	12
Series 62, 0.50%, 03/20/2049	JPY	1,600,000	6,992
Series 63, 0.40%, 06/20/2049	JPY	115,350	488
Series 65, 0.40%, 12/20/2049	JPY	1,800,000	7,525
Series 66, 0.40%, 03/20/2050	JPY	2,002,300	8,320
Series 67, 0.60%, 06/20/2050	JPY	50,000	219
Series 68, 0.60%, 09/20/2050	JPY	121,500	530
Series 69, 0.70%, 12/20/2050	JPY	130,000	581
Series 71, 0.70%, 06/20/2051	JPY	368,600	1,631
Series 73, 0.70%, 12/20/2051	JPY	8,000	35
Series 74, 1.00%, 03/20/2052	JPY	114,000	543
Series 75, 1.30%, 06/20/2052	JPY	56,000	287
Series 76, 1.40%, 09/20/2052	JPY	3,000	16
Series 77, 1.60%, 12/20/2052	JPY	41,500	228
Series 78, 1.40%, 03/20/2053	JPY	1,006,000	5,258
Series 79, 1.20%, 06/20/2053	JPY	750,000	3,722
Series 80, 1.80%, 09/20/2053	JPY	11,800	68
Series 81, 1.60%, 12/20/2053	JPY	910,000	4,975
Series 82, 1.80%, 03/20/2054	JPY	1,322,300	7,572
Japan Government Twenty Year Bond, (Japan),
Series 80, 2.10%, 06/20/2025	JPY	517,000	3,273
Series 81, 2.00%, 09/20/2025	JPY	10,100	64
Series 105, 2.10%, 09/20/2028	JPY	214,950	1,425
Series 117, 2.10%, 03/20/2030	JPY	38,000	256
Series 118, 2.00%, 06/20/2030	JPY	6,800	46
Series 121, 1.90%, 09/20/2030	JPY	3,500,000	23,378
Series 122, 1.80%, 09/20/2030	JPY	924,000	6,138
Series 129, 1.80%, 06/20/2031	JPY	233,450	1,555
Series 140, 1.70%, 09/20/2032	JPY	163,950	1,085

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 142, 1.80%, 12/20/2032	JPY	10,900	73
Series 143, 1.60%, 03/20/2033	JPY	4,800	31
Series 147, 1.60%, 12/20/2033	JPY	2,900,000	18,978
Series 148, 1.50%, 03/20/2034	JPY	450,250	2,915
Series 149, 1.50%, 06/20/2034	JPY	528,950	3,420
Series 151, 1.20%, 12/20/2034	JPY	6,500	41
Series 153, 1.30%, 06/20/2035	JPY	10,000	63
Series 157, 0.20%, 06/20/2036	JPY	900,000	4,925
Series 160, 0.70%, 03/20/2037	JPY	258,000	1,484
Series 161, 0.60%, 06/20/2037	JPY	2,800,000	15,821
Series 163, 0.60%, 12/20/2037	JPY	180,000	1,009
Series 164, 0.50%, 03/20/2038	JPY	4,500	25
Series 165, 0.50%, 06/20/2038	JPY	3,450	19
Series 167, 0.50%, 12/20/2038	JPY	3,012,050	16,305
Series 168, 0.40%, 03/20/2039	JPY	15,500	82
Series 169, 0.30%, 06/20/2039	JPY	784,700	4,071
Series 170, 0.30%, 09/20/2039	JPY	1,000,000	5,161
Series 171, 0.30%, 12/20/2039	JPY	89,000	456
Series 172, 0.40%, 03/20/2040	JPY	3,160,000	16,391
Series 173, 0.40%, 06/20/2040	JPY	125,000	644
Series 174, 0.40%, 09/20/2040	JPY	150,000	770
Series 175, 0.50%, 12/20/2040	JPY	80,000	415
Series 176, 0.50%, 03/20/2041	JPY	173,050	894
Series 177, 0.40%, 06/20/2041	JPY	40,000	202
Series 178, 0.50%, 09/20/2041	JPY	410,950	2,101
Series 179, 0.50%, 12/20/2041	JPY	4,455,000	22,662
Series 180, 0.80%, 03/20/2042	JPY	133,000	711
Series 183, 1.40%, 12/20/2042	JPY	35,000	205
Series 184, 1.10%, 03/20/2043	JPY	13,650	76
Series 185, 1.10%, 06/20/2043	JPY	14,000	77
Series 186, 1.50%, 09/20/2043	JPY	31,650	187
Series 187, 1.30%, 12/20/2043	JPY	2,016,000	11,463
Series 188, 1.60%, 03/20/2044	JPY	2,255,050	13,453
Japan Government Two Year Bond, (Japan),
Series 451, 0.01%, 08/01/2025	JPY	1,650,000	10,236
Series 454, 0.10%, 11/01/2025	JPY	1,500,000	9,307
Series 455, 0.01%, 12/01/2025	JPY	1,600,000	9,910
Series 458, 0.20%, 03/01/2026	JPY	625,000	3,878
Series 459, 0.20%, 04/01/2026	JPY	2,000,000	12,404
Series 460, 0.30%, 05/01/2026	JPY	1,500,000	9,317
Japan Housing Finance Agency, (Japan),
Series 71, 1.75%, 03/19/2026	JPY	200,000	1,270
Series 108, 1.43%, 06/18/2027	JPY	100,000	638
Japan International Cooperation Agency, (Japan), Series 35, 0.08%, 06/19/2026	JPY	200,000	1,233
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030	JPY	107,112	727
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054	GBP	400	404
Junta de Castilla y Leon, (Spain), Reg. S, 0.43%, 04/30/2030	EUR	62	56

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	125

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Kazakhstan Government International Bond, (Kazakhstan), Reg. S, 1.50%, 09/30/2034	EUR	400	357
Kingdom of Belgium Government Bond, (Belgium),
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	3,430	4,275
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	2,330	2,755
Series 64, Reg. S, 4.50%, 03/28/2026 (e)	EUR	2,635	2,891
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	992	1,135
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	1,313	1,459
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	3,738	3,966
Series 74, Reg. S, 0.80%, 06/22/2025 (e)	EUR	1,000	1,045
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	4,387	4,134
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	1,740	1,570
Series 77, Reg. S, 1.00%, 06/22/2026 (e)	EUR	2,862	2,949
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	2,317	1,740
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	1,721	1,320
Series 81, Reg. S, 0.80%, 06/22/2027 (e)	EUR	2,270	2,291
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	967	772
Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	830	717
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	4,332	4,292
Series 86, Reg. S, 1.25%, 04/22/2033 (e)	EUR	2,674	2,481
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	3,854	3,764
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	2,266	1,669
Series 89, Reg. S, 0.10%, 06/22/2030 (e)	EUR	1,501	1,366
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	1,285	873
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	6,446	6,291
Series 92, Reg. S, 0.00%, 10/22/2031 (e)	EUR	1,377	1,193
Series 93, Reg. S, 0.65%, 06/22/2071 (e)	EUR	1,328	575

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 94, Reg. S, 0.35%, 06/22/2032 (e)	EUR	1,880	1,639
Series 95, Reg. S, 1.40%, 06/22/2053 (e)	EUR	2,395	1,569
Series 96, Reg. S, 2.75%, 04/22/2039 (e)	EUR	1,550	1,544
Series 97, Reg. S, 3.00%, 06/22/2033 (e)	EUR	3,020	3,225
Series 98, Reg. S, 3.30%, 06/22/2054 (e)	EUR	1,680	1,693
Series 99, Reg. S, 3.45%, 06/22/2043 (e)	EUR	1,709	1,822
Series 100, Reg. S, 2.85%, 10/22/2034 (e)	EUR	1,090	1,138
Series 101, Reg. S, 3.50%, 06/22/2055 (e)	EUR	1,000	1,041
Series 102, Reg. S, 2.70%, 10/22/2029 (e)	EUR	700	744
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	1,000	918
Reg. S, 0.63%, 04/20/2026	EUR	1,200	1,226
Reg. S, 0.88%, 05/24/2027	EUR	500	503
Kommunekredit, (Denmark), 0.00%, 11/17/2029	EUR	800	733
Reg. S, 0.01%, 05/04/2034	EUR	500	397
Reg. S, 0.50%, 01/24/2025	EUR	460	484
Reg. S, 2.88%, 01/19/2035	EUR	7,000	7,315
Kommuninvest I Sverige AB, (Sweden),
Reg. S, 3.00%, 06/18/2031	SEK	4,000	381
Series 2505, Reg. S, 1.00%, 05/12/2025	SEK	5,000	462
Series 2602, Reg. S, 0.75%, 02/04/2026	SEK	2,880	262
Series 2611, Reg. S, 1.00%, 11/12/2026	SEK	4,000	361
Korea Development Bank (The), (South Korea),
Reg. S, 1.83%, 08/10/2027	SEK	2,000	181
2.63%, 09/08/2027	EUR	1,500	1,571
6.00%, 01/22/2025	IDR	15,000,000	910
Korea Expressway Corp., (South Korea), Reg. S, 3.10%, 06/08/2026		800	752
Korea Housing Finance Corp., (South Korea),
Reg. S, 0.26%, 10/27/2028	EUR	1,900	1,791
Reg. S, 1.96%, 07/19/2026	EUR	1,800	1,872
Korea Hydro & Nuclear Power Co. Ltd., (South Korea), Reg. S, 0.00%, 07/19/2024	CHF	300	334
Korea National Oil Corp., (South Korea),
Reg. S, 0.00%, 10/04/2024	CHF	300	332
Reg. S, 0.26%, 07/30/2027	CHF	300	322

SEE NOTES TO FINANCIAL STATEMENTS.

126	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Korea Treasury Bond, (South Korea),
Series 2409, 1.38%, 09/10/2024	KRW	420,550	304
Series 2512, 4.25%, 12/10/2025	KRW	9,000,000	6,626
Series 2603, 1.25%, 03/10/2026	KRW	4,145,000	2,912
Series 2603, 3.25%, 03/10/2026	KRW	6,000,000	4,357
Series 2612, 1.50%, 12/10/2026	KRW	569,490	397
Series 2612, 3.88%, 12/10/2026	KRW	9,000,000	6,636
Series 2706, 2.13%, 06/10/2027	KRW	5,500,000	3,874
Series 2803, 3.25%, 03/10/2028	KRW	110,000	80
Series 2806, 2.63%, 06/10/2028	KRW	6,050,000	4,299
Series 2809, 3.50%, 09/10/2028	KRW	5,800,000	4,259
Series 2903, 3.25%, 03/10/2029	KRW	75,000	54
Series 2912, 1.38%, 12/10/2029	KRW	5,000,000	3,297
Series 3006, 1.38%, 06/10/2030	KRW	3,160,000	2,065
Series 3012, 1.50%, 12/10/2030	KRW	1,500,000	980
Series 3106, 2.00%, 06/10/2031	KRW	4,491,310	3,010
Series 3112, 2.38%, 12/10/2031	KRW	60,920	42
Series 3206, 3.38%, 06/10/2032	KRW	4,500,000	3,294
Series 3212, 4.25%, 12/10/2032	KRW	2,600,000	2,024
Series 3306, 3.25%, 06/10/2033	KRW	160,000	116
Series 3312, 4.13%, 12/10/2033	KRW	4,024,390	3,122
Series 3406, 3.50%, 06/10/2034	KRW	1,600,000	1,183
Series 3709, 2.25%, 09/10/2037	KRW	3,000,000	1,939
Series 3809, 2.38%, 09/10/2038	KRW	1,406,080	917
Series 4009, 1.50%, 09/10/2040	KRW	277,980	157
Series 4109, 1.88%, 09/10/2041	KRW	2,800,000	1,661
Series 4209, 3.25%, 09/10/2042	KRW	2,135,980	1,546
Series 4212, 3.00%, 12/10/2042	KRW	70,000	49
Series 4309, 3.88%, 09/10/2043	KRW	4,168,100	3,285
Series 4803, 2.63%, 03/10/2048	KRW	6,000,000	3,910
Series 4903, 2.00%, 03/10/2049	KRW	5,014,620	2,876
Series 5003, 1.50%, 03/10/2050	KRW	4,937,810	2,504
Series 5103, 1.88%, 03/10/2051	KRW	4,081,580	2,248
Series 5303, 3.25%, 03/10/2053	KRW	4,251,170	3,103
Series 5309, 3.63%, 09/10/2053	KRW	3,979,440	3,110
Series 5403, 3.25%, 03/10/2054	KRW	4,312,760	3,151
Series 6809, 2.00%, 09/10/2068	KRW	1,200,000	622
Series 7009, 1.63%, 09/10/2070	KRW	250,340	112
Series 7209, 3.50%, 09/10/2072	KRW	1,300,000	1,009
Kuntarahoitus OYJ, (Finland),
Reg. S, 0.00%, 10/14/2030	EUR	500	445
Reg. S, 0.05%, 09/06/2029	EUR	400	369
Reg. S, 0.25%, 02/25/2032	EUR	100	87
Reg. S, 1.25%, 02/23/2033	EUR	600	555
Reg. S, 2.75%, 02/02/2034	EUR	300	312
Reg. S, 2.88%, 01/18/2028	EUR	1,600	1,705
Reg. S, 3.00%, 09/25/2028	EUR	200	214
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 09/02/2030	EUR	218	196
Reg. S, 0.01%, 03/07/2031	EUR	400	353
Reg. S, 0.13%, 11/19/2040	EUR	100	65
Reg. S, 0.63%, 01/27/2026	EUR	380	391
Reg. S, 3.00%, 06/27/2033	EUR	800	862

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	441
Reg. S, 0.05%, 08/06/2040	EUR	200	129
Reg. S, 0.10%, 01/18/2030	EUR	635	582
Reg. S, 0.13%, 11/24/2045	EUR	90	50
Reg. S, 0.15%, 02/22/2036	EUR	200	153
Reg. S, 0.63%, 02/05/2029	EUR	800	772
Reg. S, 0.63%, 01/26/2052	EUR	200	113
Reg. S, 1.25%, 06/01/2028	EUR	500	502
Reg. S, 1.63%, 08/02/2032	EUR	180	175
Reg. S, 2.88%, 02/15/2034	EUR	200	212
Reg. S, 3.00%, 03/13/2054	EUR	510	523
Series 493, Reg. S, 0.63%, 02/08/2027	EUR	220	221
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	226
Series 506, Reg. S, 1.38%, 08/27/2038	EUR	115	98
Series 530, Reg. S, 0.10%, 01/18/2041	EUR	80	52
Series 546, 2.75%, 02/14/2033	EUR	1,080	1,139
Series 557, Reg. S, 3.00%, 05/15/2029	EUR	300	322
Land Thueringen, (Germany),
Reg. S, 0.05%, 05/06/2030	EUR	260	236
Reg. S, 0.13%, 01/13/2051	EUR	100	48
0.50%, 03/02/2029	EUR	600	575
Reg. S, 3.00%, 11/15/2028	EUR	800	858
Latvia Government International Bond, (Latvia),
Reg. S, 0.00%, 03/17/2031	EUR	100	85
Reg. S, 0.25%, 01/23/2030	EUR	1,000	893
Reg. S, 1.13%, 05/30/2028	EUR	390	385
Reg. S, 1.38%, 05/16/2036	EUR	610	511
Reg. S, 1.88%, 02/19/2049	EUR	100	75
Reg. S, 3.50%, 01/17/2028	EUR	650	701
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	400	507
4.50%, 12/07/2038	GBP	110	137
5.10%, 03/07/2051	GBP	150	198
Lithuania Government International Bond, (Lithuania),
Reg. S, 0.50%, 07/28/2050	EUR	560	295
Reg. S, 0.75%, 05/06/2030	EUR	440	405
Reg. S, 0.95%, 05/26/2027	EUR	500	498
Reg. S, 2.13%, 06/01/2032	EUR	1,010	978
Reg. S, 3.88%, 06/14/2033	EUR	800	873
Malaysia Government Bond, (Malaysia),
Series 119, 3.91%, 07/15/2026	MYR	9,300	1,989
Series 120, 4.07%, 06/15/2050	MYR	4,100	847
Series 122, 3.58%, 07/15/2032	MYR	9,710	2,019
Series 123, 4.46%, 03/31/2053	MYR	4,600	1,011
Series 124, 4.05%, 04/18/2039	MYR	10,000	2,127
Series 219, 3.89%, 08/15/2029	MYR	6,600	1,413

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	127

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 220, 2.63%, 04/15/2031	MYR	11,660	2,298
Series 222, 4.70%, 10/15/2042	MYR	10,000	2,277
Series 223, 3.52%, 04/20/2028	MYR	15,000	3,169
Series 316, 3.90%, 11/30/2026	MYR	7,500	1,607
Series 318, 4.64%, 11/07/2033	MYR	200	45
Series 322, 4.50%, 04/30/2029	MYR	10,000	2,198
Series 417, 3.90%, 11/16/2027	MYR	3,500	750
Series 518, 4.92%, 07/06/2048	MYR	4,000	938
Series 519, 3.76%, 05/22/2040	MYR	640	131
Malaysia Government Investment Issue, (Malaysia),
Series 119, 4.13%, 07/09/2029	MYR	810	175
Series 120, 3.42%, 09/30/2027	MYR	3,270	691
Series 122, 4.19%, 10/07/2032	MYR	140	30
Series 222, 5.36%, 05/15/2052	MYR	20	5
Series 223, 4.29%, 08/14/2043	MYR	5,200	1,124
Series 417, 4.90%, 05/08/2047	MYR	271	63
Series 617, 4.72%, 06/15/2033	MYR	505	114
Series 619, 4.12%, 11/30/2034	MYR	15,000	3,244
Metropolitano de Lisboa EPE, (Portugal),
4.80%, 12/07/2027	EUR	800	898
7.30%, 12/23/2025	EUR	500	564
Mexican Bonos, (Mexico),
Series M, 7.50%, 06/03/2027	MXN	17,000	864
Series M, 7.75%, 05/29/2031	MXN	12,000	585
Series M, 7.75%, 11/13/2042	MXN	2,000	88
Series M, 8.00%, 11/07/2047	MXN	5,000	223
Series M, 8.50%, 05/31/2029	MXN	1,000	51
Series M, 8.50%, 11/18/2038	MXN	2,000	97
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	1,200	1,086
1.45%, 10/25/2033	EUR	7,000	5,676
1.63%, 04/08/2026	EUR	200	205
1.75%, 04/17/2028	EUR	2,000	1,978
3.00%, 03/06/2045	EUR	825	650
Reg. S, 3.38%, 02/23/2031	EUR	3,000	3,012
3.50%, 02/12/2034		200	163
Reg. S, 4.00%, 03/15/2115	EUR	3,500	2,756
4.49%, 05/25/2032	EUR	4,900	5,189
Reg. S, 5.63%, 03/19/2114	GBP	800	753
5.75%, 10/12/2110		80	66
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.30%, 10/20/2031	EUR	900	782
Reg. S, 1.00%, 01/23/2051	EUR	100	58
Reg. S, 1.38%, 11/21/2033	EUR	500	454
Reg. S, 1.50%, 07/12/2038	EUR	100	83
Reg. S, 1.50%, 04/11/2044	EUR	100	74
Reg. S, 3.00%, 10/12/2032	EUR	100	104
Reg. S, 3.13%, 06/22/2034	EUR	600	632
Reg. S, 3.25%, 01/12/2043	EUR	200	202

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 3.50%, 06/22/2045	EUR	700	732
Reg. S, 4.00%, 09/26/2042	EUR	300	335
Municipal Finance Authority of British Columbia, (Canada),
1.10%, 06/01/2025	CAD	200	142
2.55%, 10/09/2029	CAD	300	205
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, (Netherlands), Reg. S, 3.00%, 10/25/2027	EUR	400	430
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.00%, 09/08/2031	EUR	930	806
Reg. S, 0.00%, 02/16/2037	EUR	850	608
Reg. S, 0.05%, 01/28/2030	EUR	374	341
Reg. S, 0.25%, 01/19/2032	EUR	600	523
Reg. S, 0.38%, 09/28/2046	EUR	269	155
Reg. S, 0.63%, 01/18/2027	EUR	1,000	1,008
Reg. S, 0.63%, 02/06/2029	EUR	500	481
Reg. S, 0.75%, 10/04/2041	EUR	200	140
Reg. S, 1.00%, 03/01/2028	EUR	300	299
Reg. S, 1.25%, 05/27/2036	EUR	140	121
Reg. S, 1.50%, 04/27/2038	EUR	440	380
Reg. S, 1.50%, 06/15/2039	EUR	160	135
Reg. S, 2.63%, 01/10/2034	EUR	200	206
Reg. S, 2.75%, 12/17/2029	EUR	1,000	1,057
5.20%, 03/31/2025	CAD	1,000	734
Netherlands Government Bond, (Netherlands),
Reg. S, 0.00%, 01/15/2026 (e)	EUR	2,010	2,058
Reg. S, 0.00%, 01/15/2027 (e)	EUR	3,000	2,997
Reg. S, 0.00%, 01/15/2029 (e)	EUR	1,980	1,878
Reg. S, 0.00%, 07/15/2030 (e)	EUR	1,014	925
Reg. S, 0.00%, 07/15/2031 (e)	EUR	3,927	3,481
Reg. S, 0.00%, 01/15/2038 (e)	EUR	1,332	964
Reg. S, 0.00%, 01/15/2052 (e)	EUR	3,614	1,802
Reg. S, 0.25%, 07/15/2025 (e)	EUR	1,934	2,010
Reg. S, 0.25%, 07/15/2029 (e)	EUR	5,649	5,367
Reg. S, 0.50%, 07/15/2026 (e)	EUR	6,190	6,328
Reg. S, 0.50%, 07/15/2032 (e)	EUR	2,160	1,942
Reg. S, 0.50%, 01/15/2040 (e)	EUR	4,920	3,695
Reg. S, 0.75%, 07/15/2027 (e)	EUR	3,413	3,448
Reg. S, 0.75%, 07/15/2028 (e)	EUR	2,880	2,858
Reg. S, 2.00%, 01/15/2054 (e)	EUR	3,645	3,209
Reg. S, 2.50%, 01/15/2030 (e)	EUR	600	636
Reg. S, 2.50%, 01/15/2033 (e)	EUR	2,288	2,406
Reg. S, 2.50%, 07/15/2033 (e)	EUR	2,259	2,365
Reg. S, 2.50%, 07/15/2034 (e)	EUR	3,100	3,228
Reg. S, 2.75%, 01/15/2047 (e)	EUR	2,747	2,864
Reg. S, 3.25%, 01/15/2044 (e)	EUR	1,900	2,126
Reg. S, 3.75%, 01/15/2042 (e)	EUR	1,842	2,189
Reg. S, 4.00%, 01/15/2037 (e)	EUR	974	1,162
Reg. S, 5.50%, 01/15/2028 (e)	EUR	1,366	1,599

SEE NOTES TO FINANCIAL STATEMENTS.

128	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
New South Wales Treasury Corp., (Australia),
1.25%, 11/20/2030	AUD	880	480
Reg. S, 1.75%, 03/20/2034	AUD	1,040	521
Reg. S, 2.00%, 03/20/2031	AUD	1,310	740
Reg. S, 2.00%, 03/08/2033	AUD	2,100	1,115
2.25%, 05/07/2041	AUD	400	172
Reg. S, 2.50%, 11/22/2032	AUD	50	28
Reg. S, 3.00%, 03/20/2028	AUD	1,700	1,081
Reg. S, 3.00%, 02/20/2030	AUD	3,960	2,441
Reg. S, 4.25%, 02/20/2036	AUD	1,560	952
Reg. S, 4.75%, 02/20/2035	AUD	1,820	1,178
Reg. S, 4.75%, 02/20/2037	AUD	400	253
Series 27, Reg. S, 3.00%, 05/20/2027	AUD	1,970	1,266
New Zealand Government Bond, (New Zealand),
Series 427, Reg. S, 4.50%, 04/15/2027	NZD	2,740	1,661
Series 429, 3.00%, 04/20/2029	NZD	1,630	928
Series 433, Reg. S, 3.50%, 04/14/2033	NZD	40	22
Series 528, 0.25%, 05/15/2028	NZD	880	455
Series 530, 4.50%, 05/15/2030	NZD	1,260	766
Series 531, 1.50%, 05/15/2031	NZD	2,250	1,124
Series 532, 2.00%, 05/15/2032	NZD	2,970	1,499
Series 534, 4.25%, 05/15/2034	NZD	50	29
Series 535, 4.50%, 05/15/2035	NZD	1,300	777
Series 541, 1.75%, 05/15/2041	NZD	1,380	534
Series 551, 2.75%, 05/15/2051	NZD	540	221
Series 554, 5.00%, 05/15/2054	NZD	430	262
New Zealand Local Government Funding Agency Bond, (New Zealand),
Reg. S, 1.50%, 04/20/2029	NZD	2,000	1,043
Reg. S, 2.00%, 04/15/2037	NZD	250	105
3.50%, 04/14/2033	NZD	1,800	970
Niedersachsen Invest GmbH, (Germany), Reg. S, 0.25%, 07/16/2035	EUR	400	318
Northern Territory Treasury Corp., (Australia), Reg. S, 2.00%, 04/21/2031	AUD	300	167
Norway Government Bond, (Norway),
Series 478, Reg. S, 1.50%, 02/19/2026 (e)	NOK	4,500	405
Series 479, Reg. S, 1.75%, 02/17/2027 (e)	NOK	17,520	1,560
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	16,060	1,417
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	3,040	260
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	7,050	579

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 483, Reg. S, 1.25%, 09/17/2031 (e)	NOK	18,344	1,462
Series 484, Reg. S, 2.13%, 05/18/2032 (e)	NOK	5,867	493
Series 485, Reg. S, 3.50%, 10/06/2042 (e)	NOK	3,780	353
Series 486, Reg. S, 3.00%, 08/15/2033 (e)	NOK	6,100	543
Series 487, Reg. S, 3.63%, 04/13/2034 (e)	NOK	12,280	1,150
OMERS Finance Trust, (Canada), 0.45%, 05/13/2025 (e)	EUR	250	261
Reg. S, 0.45%, 05/13/2025	EUR	3,200	3,336
Reg. S, 2.60%, 05/14/2029	CAD	500	343
Reg. S, 3.13%, 01/25/2029	EUR	500	532
Ontario Electricity Financial Corp., (Canada), Series 40, Zero Coupon, 04/11/2031	CAD	1,500	830
Ontario Teachers’ Finance Trust, (Canada),
Reg. S, 0.10%, 05/19/2028	EUR	100	95
Reg. S, 0.50%, 05/06/2025	EUR	1,700	1,774
Reg. S, 0.90%, 05/20/2041	EUR	1,650	1,175
Reg. S, 3.30%, 10/05/2029	EUR	800	860
Perusahaan Penerbit SBSN Indonesia, (Indonesia), 6.88%, 03/15/2036	IDR	10,000,000	616
Peruvian Government International Bond, (Peru),
1.25%, 03/11/2033	EUR	2,000	1,684
Reg. S, 1.95%, 11/17/2036	EUR	1,000	820
Reg. S, 2.75%, 01/30/2026	EUR	825	867
2.78%, 01/23/2031		110	94
3.00%, 01/15/2034		60	49
3.23%, 07/28/2121		5	3
3.55%, 03/10/2051		5	4
Reg. S, 6.90%, 08/12/2037	PEN	1,000	249
Philippine Government International Bond, (Philippines), 1.75%, 04/28/2041	EUR	1,000	759
Portugal Obrigacoes do Tesouro OT, (Portugal),
Reg. S, 0.30%, 10/17/2031 (e)	EUR	1,542	1,368
Reg. S, 0.48%, 10/18/2030 (e)	EUR	1,782	1,648
Reg. S, 0.70%, 10/15/2027 (e)	EUR	2,825	2,825
Reg. S, 0.90%, 10/12/2035 (e)	EUR	1,461	1,212
Reg. S, 1.00%, 04/12/2052 (e)	EUR	1,040	596
Reg. S, 1.15%, 04/11/2042 (e)	EUR	395	289
Reg. S, 1.65%, 07/16/2032 (e)	EUR	1,210	1,169
Reg. S, 1.95%, 06/15/2029 (e)	EUR	2,553	2,624
Reg. S, 2.13%, 10/17/2028 (e)	EUR	2,137	2,228
Reg. S, 2.88%, 10/15/2025 (e)	EUR	1,500	1,600
Reg. S, 2.88%, 07/21/2026 (e)	EUR	1,710	1,828
Reg. S, 2.88%, 10/20/2034 (e)	EUR	1,120	1,161

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	129

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 3.50%, 06/18/2038 (e)	EUR	1,400	1,498
Reg. S, 3.63%, 06/12/2054 (e)	EUR	420	433
Reg. S, 3.88%, 02/15/2030 (e)	EUR	1,020	1,149
Reg. S, 4.10%, 04/15/2037 (e)	EUR	837	960
Reg. S, 4.10%, 02/15/2045 (e)	EUR	1,660	1,883
Reg. S, 4.13%, 04/14/2027 (e)	EUR	1,480	1,638
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	2,256	2,229
Province of Alberta Canada, (Canada), Reg. S, 1.40%, 02/20/2029	SEK	2,000	172
Province of British Columbia Canada, (Canada), 2.80%, 06/18/2048	CAD	400	223
7.25%, 09/01/2036		300	361
Province of Manitoba Canada, (Canada), 2.05%, 09/05/2052	CAD	100	45
Province of Nova Scotia Canada, (Canada), 3.15%, 12/01/2051	CAD	100	58
3.45%, 06/01/2045	CAD	200	125
Province of Ontario Canada, (Canada),
Reg. S, 0.01%, 11/25/2030	EUR	3,000	2,631
Reg. S, 0.25%, 12/15/2026	GBP	1,900	2,154
Reg. S, 0.25%, 06/09/2031	EUR	3,000	2,629
Reg. S, 0.38%, 04/08/2027	EUR	1,500	1,488
5.60%, 06/02/2035	CAD	300	245
Province of Quebec Canada, (Canada),
Reg. S, 0.00%, 10/15/2029	EUR	1,000	910
Reg. S, 0.50%, 01/25/2032	EUR	3,000	2,638
Reg. S, 0.88%, 05/04/2027	EUR	3,500	3,515
Reg. S, 0.88%, 07/05/2028	EUR	1,025	1,005
3.50%, 12/01/2045	CAD	200	128
4.50%, 09/08/2033		610	599
Series PD, 7.50%, 09/15/2029		100	113
Province of Saskatchewan Canada, (Canada), 3.30%, 06/02/2048	CAD	400	244
PSP Capital, Inc., (Canada), 3.25%, 07/02/2034 (e) (w)	EUR	2,600	2,757
Queensland Treasury Corp., (Australia),
Reg. S, 1.75%, 08/21/2031 (e)	AUD	2,170	1,187
Reg. S, 1.75%, 07/20/2034 (e)	AUD	1,660	818
Reg. S, 2.00%, 08/22/2033 (e)	AUD	70	37
Reg. S, 2.50%, 03/06/2029 (e)	AUD	570	350
Reg. S, 3.25%, 08/21/2029 (e)	AUD	970	610
Reg. S, 3.50%, 08/21/2030 (e)	AUD	1,000	628
Reg. S, 4.50%, 03/09/2033 (e)	AUD	1,680	1,089
Reg. S, 4.75%, 02/02/2034 (e)	AUD	770	504
Reg. S, 5.25%, 07/21/2036 (e)	AUD	1,040	690
Series 26, Reg. S, 3.25%, 07/21/2026 (e)	AUD	2,090	1,363
Series 27, Reg. S, 2.75%, 08/20/2027 (e)	AUD	400	254
Regiao Autonoma Madeira, (Portugal), 0.94%, 05/29/2032	EUR	1,200	1,070

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Regie Autonome des Transports Parisiens EPIC, (France),
Reg. S, 0.35%, 06/20/2029	EUR	500	464
Reg. S, 0.40%, 12/19/2036	EUR	960	823
Reg. S, 0.88%, 05/25/2027	EUR	100	100
Reg. S, 1.88%, 05/25/2032	EUR	100	96
Reg. S, 3.25%, 04/11/2033	EUR	100	105
Reg. S, 3.25%, 05/25/2034	EUR	200	210
Region of Ile de France, (France),
Reg. S, 0.00%, 04/20/2028	EUR	200	189
Reg. S, 0.63%, 04/23/2027	EUR	200	198
Reg. S, 2.23%, 07/19/2032	EUR	200	195
Region of Lazio Italy, (Italy), Reg. S, 3.09%, 03/31/2043	EUR	164	157
Region Wallonne Belgium, (Belgium),
Reg. S, 0.25%, 05/03/2026	EUR	300	303
Reg. S, 0.38%, 10/22/2031	EUR	100	87
Reg. S, 0.50%, 06/22/2037	EUR	100	73
Reg. S, 1.05%, 06/22/2040	EUR	100	72
Reg. S, 1.25%, 05/03/2034	EUR	200	174
Reg. S, 1.38%, 04/06/2032	EUR	200	185
Reg. S, 2.88%, 01/14/2038	EUR	300	293
Reg. S, 3.00%, 12/06/2030	EUR	500	526
Reg. S, 3.25%, 06/22/2033	EUR	400	423
Reg. S, 3.50%, 03/15/2043	EUR	100	102
Reg. S, 3.75%, 04/22/2039	EUR	400	429
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 10/20/2028 (e)	EUR	490	464
Reg. S, 0.00%, 02/20/2030 (e)	EUR	1,178	1,073
Reg. S, 0.00%, 02/20/2031 (e)	EUR	3,244	2,864
Reg. S, 0.00%, 10/20/2040 (e)	EUR	1,410	899
Reg. S, 0.25%, 10/20/2036 (e)	EUR	1,450	1,096
Reg. S, 0.50%, 04/20/2027 (e)	EUR	2,700	2,702
Reg. S, 0.50%, 02/20/2029 (e)	EUR	1,219	1,172
Reg. S, 0.70%, 04/20/2071 (e)	EUR	1,951	901
Reg. S, 0.75%, 10/20/2026 (e)	EUR	3,950	4,022
Reg. S, 0.75%, 02/20/2028 (e)	EUR	2,740	2,718
Reg. S, 0.75%, 03/20/2051 (e)	EUR	1,462	878
Reg. S, 0.85%, 06/30/2120 (e)	EUR	430	202
Reg. S, 0.90%, 02/20/2032 (e)	EUR	2,990	2,755
Reg. S, 1.20%, 10/20/2025 (e)	EUR	1,760	1,837
Reg. S, 1.50%, 02/20/2047 (e)	EUR	895	689
Reg. S, 1.50%, 11/02/2086 (e)	EUR	190	117
Reg. S, 1.85%, 05/23/2049 (e)	EUR	1,970	1,604
Reg. S, 2.00%, 07/15/2026 (e)	EUR	820	860
Reg. S, 2.10%, 09/20/2117 (e)	EUR	756	589
Reg. S, 2.40%, 05/23/2034 (e)	EUR	2,173	2,201
Reg. S, 2.90%, 05/23/2029 (e)	EUR	3,770	4,047
Reg. S, 2.90%, 02/20/2033 (e)	EUR	930	987
Reg. S, 2.90%, 02/20/2034 (e)	EUR	2,450	2,591
Reg. S, 3.15%, 06/20/2044 (e)	EUR	1,648	1,733
Reg. S, 3.15%, 10/20/2053 (e)	EUR	1,510	1,568
Reg. S, 3.20%, 07/15/2039 (e)	EUR	1,590	1,692

SEE NOTES TO FINANCIAL STATEMENTS.

130	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 3.45%, 10/20/2030 (e)	EUR	1,900	2,095
Reg. S, 3.80%, 01/26/2062 (e)	EUR	540	642
Reg. S, 4.15%, 03/15/2037 (e)	EUR	1,445	1,701
Reg. S, 4.85%, 03/15/2026 (e)	EUR	461	507
Reg. S, 6.25%, 07/15/2027	EUR	783	916
Republic of Austria Government International Bond, (Austria), Reg. S, 5.38%, 12/01/2034 (e)	CAD	200	157
Republic of Italy Government International Bond, (Italy), 1.25%, 02/17/2026		2,000	1,871
2.88%, 10/17/2029		200	178
Reg. S, (ICE EURIBOR Swap Rate 30 Year + 0.00%), 4.25%, 06/28/2029 (aa)	EUR	1,000	1,086
Reg. S, 5.13%, 07/31/2024	EUR	400	429
5.20%, 07/31/2034	EUR	200	229
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,361
Republic of Poland Government Bond, (Poland),
Series 426, Zero Coupon, 04/25/2026	PLN	7,200	1,634
Series 428, 2.75%, 04/25/2028	PLN	6,310	1,429
Series 429, 5.75%, 04/25/2029	PLN	4,630	1,163
Series 432, 1.75%, 04/25/2032	PLN	11,723	2,214
Series 447, 4.00%, 04/25/2047	PLN	1,523	302
Series 527, 3.75%, 05/25/2027	PLN	10,290	2,453
Series 725, 3.25%, 07/25/2025	PLN	4,160	1,015
Series 726, 2.50%, 07/25/2026	PLN	4,870	1,149
Series 727, 2.50%, 07/25/2027	PLN	8,450	1,937
Series 728, 7.50%, 07/25/2028	PLN	6,150	1,641
Series 729, 4.75%, 07/25/2029	PLN	12,430	2,990
Series 1026, 0.25%, 10/25/2026	PLN	6,040	1,343
Series 1029, 2.75%, 10/25/2029	PLN	3,773	822
Series 1030, 1.25%, 10/25/2030	PLN	5,923	1,143
Series 1033, 6.00%, 10/25/2033	PLN	6,530	1,662
Series 1034, 5.00%, 10/25/2034	PLN	2,140	501
Republic of Poland Government International Bond, (Poland),
Reg. S, 0.00%, 02/10/2025	EUR	160	168
Reg. S, 0.88%, 05/10/2027	EUR	1,900	1,908
Reg. S, 1.13%, 08/07/2026	EUR	1,825	1,868
Reg. S, 1.38%, 10/22/2027	EUR	6,000	6,080
Reg. S, 2.00%, 03/08/2049	EUR	53	40
Reg. S, 2.38%, 01/18/2036	EUR	1,000	923
Reg. S, 2.75%, 05/25/2032	EUR	3,000	3,056
Romania Government Bond, (Romania),
Series 5Y, 3.25%, 06/24/2026	RON	11,015	2,247
Series 5Y, 3.65%, 07/28/2025	RON	7,370	1,548
Series 5Y, 4.25%, 04/28/2036	RON	1,215	206
Series 6Y, 8.75%, 10/30/2028	RON	5,850	1,361
Series 7Y, 2.50%, 10/25/2027	RON	6,350	1,214
Series 8Y, 4.15%, 01/26/2028	RON	1,930	387

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 8Y, 7.35%, 04/28/2031	RON	2,000	444
Series 10YR, 4.15%, 10/24/2030	RON	6,005	1,123
Series 10Y, 6.70%, 02/25/2032	RON	3,130	667
Series 10Y, 8.25%, 09/29/2032	RON	5,080	1,184
Series 11Y, 7.10%, 07/31/2034	RON	6,060	1,314
Series 15Y, 7.90%, 02/24/2038	RON	1,650	383
Romanian Government International Bond, (Romania),
Reg. S, 1.38%, 12/02/2029	EUR	2,000	1,770
Reg. S, 1.75%, 07/13/2030	EUR	1,000	874
Reg. S, 2.00%, 04/14/2033	EUR	1,500	1,205
Reg. S, 2.12%, 07/16/2031	EUR	3,000	2,582
Reg. S, 2.63%, 12/02/2040	EUR	1,000	695
Reg. S, 2.75%, 02/26/2026	EUR	15	16
Reg. S, 2.75%, 04/14/2041	EUR	800	556
Reg. S, 2.88%, 10/28/2024	EUR	1,475	1,572
Reg. S, 2.88%, 04/13/2042	EUR	1,000	696
Reg. S, 3.38%, 02/08/2038	EUR	1,425	1,163
Reg. S, 3.38%, 01/28/2050	EUR	1,265	898
Reg. S, 3.62%, 05/26/2030	EUR	1,875	1,845
Reg. S, 3.75%, 02/07/2034	EUR	1,000	918
Reg. S, 3.88%, 10/29/2035	EUR	5,000	4,511
Reg. S, 4.63%, 04/03/2049	EUR	2,000	1,762
Reg. S, 5.00%, 09/27/2026	EUR	1,000	1,092
Reg. S, 6.63%, 09/27/2029	EUR	2,000	2,292
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 2.00%, 07/09/2039	EUR	1,200	962
5.75%, 01/16/2054 (e)		2,645	2,571
SFIL SA, (France),
Reg. S, 0.05%, 06/04/2029	EUR	1,300	1,188
Reg. S, 1.50%, 03/05/2032	EUR	300	281
Reg. S, 2.88%, 01/18/2028	EUR	1,000	1,055
Reg. S, 2.88%, 01/22/2031	EUR	200	208
Reg. S, 3.25%, 11/25/2030	EUR	200	213
Singapore Government Bond, (Singapore), 1.63%, 07/01/2031	SGD	1,450	964
1.88%, 03/01/2050	SGD	1,083	628
1.88%, 10/01/2051	SGD	1,000	573
2.13%, 06/01/2026	SGD	2,134	1,536
2.38%, 07/01/2039	SGD	1,140	756
2.63%, 08/01/2032	SGD	1,400	989
2.75%, 04/01/2042	SGD	30	21
2.75%, 03/01/2046	SGD	1,410	979
2.88%, 09/01/2027	SGD	1,230	897
2.88%, 08/01/2028	SGD	3,650	2,657
2.88%, 07/01/2029	SGD	150	109
2.88%, 09/01/2030	SGD	2,215	1,601
3.00%, 04/01/2029	SGD	1,720	1,256
Reg. S, 3.00%, 08/01/2072	SGD	520	378
Reg. S, 3.25%, 06/01/2054	SGD	260	200
3.38%, 09/01/2033	SGD	340	254
3.38%, 05/01/2034	SGD	1,650	1,233

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	131

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Slovakia Government Bond, (Slovakia),
Series 227, Reg. S, 3.63%, 01/16/2029	EUR	470	515
Series 229, Reg. S, 1.63%, 01/21/2031	EUR	1,050	1,003
Series 231, 0.63%, 05/22/2026	EUR	860	876
Series 232, Reg. S, 1.88%, 03/09/2037	EUR	160	137
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	460	341
Series 234, Reg. S, 1.00%, 06/12/2028	EUR	700	689
Series 235, Reg. S, 2.25%, 06/12/2068	EUR	399	279
Series 236, Reg. S, 0.75%, 04/09/2030	EUR	420	391
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	718	639
Series 241, Reg. S, 0.13%, 06/17/2027	EUR	1,362	1,331
Series 242, Reg. S, 0.38%, 04/21/2036	EUR	379	272
Series 243, Reg. S, 1.00%, 10/13/2051	EUR	280	160
Series 244, Reg. S, 4.00%, 10/19/2032	EUR	80	88
Series 245, Reg. S, 3.75%, 02/23/2035	EUR	1,140	1,212
Series 246, Reg. S, 4.00%, 02/23/2043	EUR	160	170
Series 247, Reg. S, 3.63%, 06/08/2033	EUR	375	403
Series 250, Reg. S, 3.75%, 03/06/2034	EUR	1,360	1,459
Slovenia Government Bond, (Slovenia),
Series RS70, Reg. S, 5.13%, 03/30/2026	EUR	470	521
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	120	108
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	290	287
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	130	131
Series RS78, Reg. S, 1.75%, 11/03/2040	EUR	612	512
Series RS80, Reg. S, 1.00%, 03/06/2028	EUR	500	500
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	586	542
Series RS84, Reg. S, 0.88%, 07/15/2030	EUR	190	180
Series RS85, Reg. S, 0.49%, 10/20/2050	EUR	450	227
Series RS86, Reg. S, 0.00%, 02/12/2031	EUR	800	698
Series RS87, Reg. S, 0.69%, 03/03/2081	EUR	121	51
Series RS91, Reg. S, 3.63%, 03/11/2033	EUR	760	836
Series RS93, Reg. S, 3.00%, 03/10/2034	EUR	690	718
Slovenia Government International Bond, (Slovenia), Reg. S, 5.00%, 09/19/2033		1,000	992
SNCF Reseau, (France),
Reg. S, 0.88%, 01/22/2029	EUR	200	192
Reg. S, 1.00%, 11/09/2031	EUR	300	271
Reg. S, 1.13%, 05/19/2027	EUR	500	503
Reg. S, 1.13%, 05/25/2030	EUR	500	473
Reg. S, 1.50%, 05/29/2037	EUR	300	248
Reg. S, 2.00%, 11/12/2026	CHF	300	340

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 2.00%, 02/05/2048	EUR	100	73
Reg. S, 2.25%, 12/20/2047	EUR	100	78
Reg. S, 3.13%, 10/25/2028	EUR	1,000	1,062
4.70%, 06/01/2035	CAD	100	75
Reg. S, 4.83%, 03/25/2060	GBP	2,000	2,376
Reg. S, 5.00%, 10/10/2033	EUR	200	238
Reg. S, 5.00%, 03/11/2052	GBP	145	177
Reg. S, 5.25%, 12/07/2028	GBP	300	390
Societe Des Grands Projets EPIC, (France),
Reg. S, 0.00%, 11/25/2030	EUR	700	609
Reg. S, 0.30%, 11/25/2031	EUR	300	258
Reg. S, 0.30%, 09/02/2036	EUR	200	145
Reg. S, 0.70%, 10/15/2060	EUR	300	121
Reg. S, 0.88%, 05/10/2046	EUR	100	61
Reg. S, 1.00%, 11/26/2051	EUR	200	111
Reg. S, 1.13%, 10/22/2028	EUR	700	687
Reg. S, 1.13%, 05/25/2034	EUR	200	172
Reg. S, 1.70%, 05/25/2050	EUR	300	207
Reg. S, 3.50%, 05/25/2043	EUR	400	406
Reg. S, 3.50%, 06/25/2049	EUR	700	707
Reg. S, 3.70%, 05/25/2053	EUR	200	206
Societe Nationale SNCF SACA, (France),
Reg. S, 0.63%, 04/17/2030	EUR	500	459
Reg. S, 1.00%, 05/25/2040	EUR	100	71
Reg. S, 1.00%, 01/19/2061	EUR	100	42
Reg. S, 1.50%, 02/02/2029	EUR	300	296
Reg. S, 3.13%, 05/25/2034	EUR	700	724
Reg. S, 3.38%, 05/25/2033	EUR	400	426
Reg. S, 5.38%, 03/18/2027	GBP	400	510
South Australian Government Financing Authority, (Australia),
Reg. S, 1.75%, 05/24/2032	AUD	670	356
Reg. S, 2.00%, 05/23/2036	AUD	89	42
Reg. S, 2.75%, 05/24/2030	AUD	500	302
Reg. S, 4.00%, 05/24/2029	AUD	1,000	653
Reg. S, 4.50%, 05/23/2031	AUD	400	263
Reg. S, 4.75%, 05/24/2038	AUD	400	248
Spain Government Bond, (Spain), 0.00%, 05/31/2025	EUR	2,600	2,698
0.00%, 01/31/2026	EUR	3,200	3,261
0.00%, 01/31/2027	EUR	3,250	3,217
Reg. S, 0.00%, 01/31/2028 (e)	EUR	3,878	3,731
Reg. S, 0.10%, 04/30/2031 (e)	EUR	9,780	8,556
Reg. S, 0.50%, 04/30/2030 (e)	EUR	6,473	5,998
Reg. S, 0.50%, 10/31/2031 (e)	EUR	5,188	4,604
Reg. S, 0.60%, 10/31/2029 (e)	EUR	2,750	2,595
Reg. S, 0.70%, 04/30/2032 (e)	EUR	3,110	2,764
Reg. S, 0.80%, 07/30/2027 (e)	EUR	3,441	3,444
0.80%, 07/30/2029	EUR	8,100	7,767
Reg. S, 0.85%, 07/30/2037 (e)	EUR	4,393	3,368
Reg. S, 1.00%, 07/30/2042 (e)	EUR	1,293	886
Reg. S, 1.00%, 10/31/2050 (e)	EUR	5,750	3,271
Reg. S, 1.20%, 10/31/2040 (e)	EUR	2,511	1,856
Reg. S, 1.25%, 10/31/2030 (e)	EUR	1,058	1,014
Reg. S, 1.30%, 10/31/2026 (e)	EUR	2,251	2,316
Reg. S, 1.40%, 04/30/2028 (e)	EUR	3,456	3,487
Reg. S, 1.40%, 07/30/2028 (e)	EUR	2,991	3,007

SEE NOTES TO FINANCIAL STATEMENTS.

132	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 1.45%, 10/31/2027 (e)	EUR	4,440	4,520
Reg. S, 1.45%, 04/30/2029 (e)	EUR	5,130	5,111
Reg. S, 1.45%, 10/31/2071 (e)	EUR	1,399	712
Reg. S, 1.50%, 04/30/2027 (e)	EUR	1,325	1,360
Reg. S, 1.85%, 07/30/2035 (e)	EUR	4,233	3,873
Reg. S, 1.90%, 10/31/2052 (e)	EUR	2,582	1,814
Reg. S, 1.95%, 04/30/2026 (e)	EUR	2,228	2,336
Reg. S, 1.95%, 07/30/2030 (e)	EUR	1,744	1,753
Reg. S, 2.15%, 10/31/2025 (e)	EUR	7,035	7,428
Reg. S, 2.35%, 07/30/2033 (e)	EUR	2,341	2,323
2.50%, 05/31/2027	EUR	10,250	10,802
Reg. S, 2.55%, 10/31/2032 (e)	EUR	3,290	3,349
2.80%, 05/31/2026	EUR	7,810	8,308
Reg. S, 2.90%, 10/31/2046 (e)	EUR	3,443	3,163
Reg. S, 3.15%, 04/30/2033 (e)	EUR	4,020	4,262
Reg. S, 3.25%, 04/30/2034 (e)	EUR	10,700	11,346
Reg. S, 3.45%, 10/31/2034 (e)	EUR	2,200	2,362
Reg. S, 3.45%, 07/30/2043 (e)	EUR	2,113	2,140
Reg. S, 3.45%, 07/30/2066 (e)	EUR	2,580	2,449
3.50%, 05/31/2029	EUR	7,550	8,248
Reg. S, 3.55%, 10/31/2033 (e)	EUR	2,315	2,521
Reg. S, 3.90%, 07/30/2039 (e)	EUR	7,220	7,893
Reg. S, 4.00%, 10/31/2054 (e)	EUR	1,620	1,730
Reg. S, 4.20%, 01/31/2037 (e)	EUR	1,173	1,339
Reg. S, 4.65%, 07/30/2025 (e)	EUR	1,956	2,122
Reg. S, 4.70%, 07/30/2041 (e)	EUR	1,804	2,158
Reg. S, 4.90%, 07/30/2040 (e)	EUR	2,339	2,848
Reg. S, 5.15%, 10/31/2028 (e)	EUR	2,576	2,994
Reg. S, 5.15%, 10/31/2044 (e)	EUR	5,241	6,637
5.75%, 07/30/2032	EUR	2,406	3,038
Reg. S, 5.90%, 07/30/2026 (e)	EUR	5,670	6,404
6.00%, 01/31/2029	EUR	2,430	2,931
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	3,341	2,917
State of Brandenburg, (Germany),
Reg. S, 0.13%, 01/26/2046	EUR	259	143
Reg. S, 1.13%, 07/04/2033	EUR	200	184
Reg. S, 1.45%, 11/26/2038	EUR	180	154
Reg. S, 2.50%, 01/25/2029	EUR	200	210
Reg. S, 2.88%, 05/23/2034	EUR	500	530
Reg. S, 3.00%, 02/27/2032	EUR	200	215
State of Bremen, (Germany),
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	36
Series 217, Reg. S, 1.00%, 05/27/2039	EUR	200	158
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	16
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	17
Series 247, Reg. S, 0.15%, 09/14/2040	EUR	310	203
Series 250, Reg. S, 0.01%, 10/06/2028	EUR	640	606
Series 258, Reg. S, 0.50%, 05/06/2041	EUR	138	95
Series 272, Reg. S, 3.00%, 03/02/2033	EUR	700	751

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 274, Reg. S, 2.75%, 01/30/2032	EUR	100	106
State of Hesse, (Germany),
Reg. S, 0.13%, 10/10/2031	EUR	403	353
Reg. S, 2.75%, 01/10/2034	EUR	200	210
Reg. S, 3.25%, 10/05/2028	EUR	300	325
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	225
Series 2006, Reg. S, 0.01%, 03/11/2030	EUR	990	901
Series 2010, Reg. S, 0.00%, 11/08/2030	EUR	500	446
Series 2301, 2.88%, 01/10/2033	EUR	1,100	1,172
State of Lower Austria, (Austria),
Reg. S, 0.00%, 11/16/2035	EUR	300	225
Reg. S, 3.63%, 10/04/2033	EUR	300	333
State of Lower Saxony, (Germany),
Reg. S, 0.00%, 02/11/2027	EUR	1,310	1,296
Reg. S, 0.01%, 01/10/2031	EUR	779	691
Reg. S, 0.05%, 03/09/2035	EUR	277	216
Reg. S, 0.38%, 05/14/2029	EUR	1,500	1,421
Reg. S, 1.50%, 10/17/2029	EUR	200	199
Reg. S, 2.63%, 03/18/2032	EUR	200	209
Reg. S, 2.75%, 02/17/2031	EUR	700	741
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	320	314
Series 898, Reg. S, 0.01%, 08/13/2030	EUR	149	134
Series 917, Reg. S, 2.63%, 01/09/2034	EUR	200	208
State of Mecklenburg-Western Pomerania, (Germany), 2.55%, 01/12/2032	EUR	200	209
Reg. S, 2.95%, 06/05/2034	EUR	100	106
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.00%, 01/15/2029	EUR	161	151
Reg. S, 0.20%, 03/31/2027	EUR	490	486
Reg. S, 0.20%, 04/09/2030	EUR	694	637
Reg. S, 0.20%, 01/27/2051	EUR	270	132
Reg. S, 0.38%, 09/02/2050	EUR	385	203
Reg. S, 0.50%, 11/25/2039	EUR	110	79
Reg. S, 0.60%, 06/04/2041	EUR	300	210
Reg. S, 0.75%, 08/16/2041	EUR	360	258
Reg. S, 0.80%, 07/30/2049	EUR	100	62
Reg. S, 0.90%, 11/15/2028	EUR	600	589
Reg. S, 0.95%, 03/13/2028	EUR	144	143
Reg. S, 0.95%, 01/10/2121	EUR	195	89
Reg. S, 1.00%, 10/16/2046	EUR	1,360	934
Reg. S, 1.25%, 05/12/2036	EUR	1,400	1,227
Reg. S, 1.38%, 01/15/2120	EUR	434	233
Reg. S, 1.45%, 02/16/2043	EUR	100	79
Reg. S, 1.45%, 01/19/2122	EUR	150	84
Reg. S, 1.65%, 02/22/2038	EUR	480	428
Reg. S, 1.65%, 05/16/2047	EUR	220	174
Reg. S, 1.75%, 10/26/2057	EUR	172	128
Reg. S, 1.75%, 07/11/2068	EUR	104	74
Reg. S, 1.95%, 09/26/2078	EUR	254	189
Reg. S, 2.00%, 06/15/2032	EUR	450	449
Reg. S, 2.13%, 06/13/2025	GBP	1,000	1,230
Reg. S, 2.15%, 03/21/2119	EUR	376	287

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	133

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 2.75%, 01/15/2032	EUR	430	454
Reg. S, 2.90%, 06/07/2033	EUR	200	213
Reg. S, 2.90%, 01/15/2053	EUR	390	388
Reg. S, 3.00%, 01/27/2028	EUR	400	429
Reg. S, 3.00%, 03/20/2054	EUR	200	204
Reg. S, 3.38%, 10/31/2028	EUR	500	545
Reg. S, 3.40%, 03/07/2073	EUR	1,310	1,472
Series 15YR, Reg. S, 0.00%, 10/12/2035	EUR	1,054	801
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	240	216
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	1,050	1,073
Series 1409, Reg. S, 0.50%, 04/16/2026	EUR	980	1,001
Series 1439, Reg. S, 1.55%, 06/16/2048	EUR	200	153
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.01%, 02/25/2028	EUR	500	481
Reg. S, 0.01%, 01/21/2031	EUR	410	364
Reg. S, 0.38%, 01/26/2027	EUR	220	220
Reg. S, 0.38%, 03/10/2051	EUR	200	104
Reg. S, 0.75%, 01/19/2026	EUR	725	748
2.75%, 02/23/2028	EUR	300	319
Reg. S, 3.00%, 05/02/2034	EUR	350	375
State of Saarland, (Germany),
Reg. S, 0.05%, 11/05/2040	EUR	68	44
2.75%, 01/18/2030	EUR	300	318
2.75%, 04/10/2031	EUR	100	106
State of Saxony-Anhalt, (Germany),
Reg. S, 0.00%, 03/10/2031	EUR	280	247
0.35%, 02/09/2032	EUR	300	265
Reg. S, 0.50%, 03/24/2051	EUR	123	67
3.15%, 02/06/2054	EUR	150	158
Series 10Y, Reg. S, 0.75%, 01/29/2029	EUR	200	194
Series 32, Reg. S, 2.95%, 06/20/2033	EUR	450	482
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.05%, 07/08/2031	EUR	400	351
Reg. S, 0.13%, 06/12/2029	EUR	331	309
Reg. S, 0.38%, 02/08/2027	EUR	310	310
Reg. S, 0.50%, 03/22/2029	EUR	440	421
Reg. S, 0.63%, 08/31/2028	EUR	140	136
Reg. S, 1.38%, 07/14/2027	EUR	200	204
Reg. S, 2.88%, 06/25/2029	EUR	400	427
Reg. S, 2.88%, 05/30/2034	EUR	200	212
Reg. S, 3.00%, 08/16/2033	EUR	400	430
State of the Grand-Duchy of Luxembourg, (Luxembourg),
Reg. S, 0.00%, 11/13/2026	EUR	400	399
Reg. S, 0.00%, 04/28/2030	EUR	150	136
Reg. S, 0.00%, 03/24/2031	EUR	103	91
Reg. S, 0.00%, 09/14/2032	EUR	400	338
Reg. S, 1.38%, 05/25/2029	EUR	380	379

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 1.75%, 05/25/2042	EUR	710	608
Reg. S, 3.25%, 03/02/2043	EUR	100	107
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	196
Svensk Exportkredit AB, (Sweden),
Zero Coupon, 05/11/2037		224	117
Reg. S, 2.00%, 06/30/2027	EUR	1,000	1,034
Reg. S, 2.75%, 02/23/2028	EUR	395	417
Sweden Government Bond, (Sweden),
Series 1053, Reg. S, 3.50%, 03/30/2039	SEK	5,820	629
Series 1056, Reg. S, 2.25%, 06/01/2032	SEK	9,200	872
Series 1059, Reg. S, 1.00%, 11/12/2026	SEK	31,600	2,886
Series 1060, Reg. S, 0.75%, 05/12/2028 (e)	SEK	16,175	1,443
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	27,090	2,390
Series 1062, Reg. S, 0.13%, 05/12/2031 (e)	SEK	14,255	1,173
Series 1063, Reg. S, 0.50%, 11/24/2045	SEK	4,650	308
Series 1064, Reg. S, 1.38%, 06/23/2071 (e)	SEK	570	37
Series 1065, Reg. S, 1.75%, 11/11/2033	SEK	11,000	998
Series 1066, Reg. S, 2.25%, 05/11/2035	SEK	3,500	331
Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	1,250	1,348
Reg. S, 0.00%, 06/26/2034	CHF	1,929	2,030
Reg. S, 0.00%, 07/24/2039	CHF	1,319	1,348
Reg. S, 0.50%, 05/27/2030	CHF	540	597
Reg. S, 0.50%, 06/27/2032	CHF	2,090	2,313
Reg. S, 0.50%, 06/28/2045	CHF	1,060	1,159
Reg. S, 0.50%, 05/24/2055	CHF	622	684
Reg. S, 0.50%, 05/30/2058	CHF	260	288
Reg. S, 1.25%, 05/28/2026	CHF	550	617
Reg. S, 1.25%, 06/27/2037	CHF	680	824
Reg. S, 1.50%, 07/24/2025	CHF	190	213
Reg. S, 1.50%, 04/30/2042	CHF	1,140	1,467
Reg. S, 2.00%, 06/25/2064	CHF	611	1,060
Reg. S, 2.25%, 06/22/2031	CHF	752	932
Reg. S, 3.25%, 06/27/2027	CHF	1,360	1,627
Reg. S, 4.00%, 04/08/2028	CHF	663	829
Reg. S, 4.00%, 01/06/2049	CHF	460	913
Tasmanian Public Finance Corp., (Australia), 4.75%, 01/25/2035	AUD	400	258
Thailand Government Bond, (Thailand), 1.00%, 06/17/2027	THB	40,000	1,047
1.59%, 12/17/2035	THB	1,400	34
1.60%, 12/17/2029	THB	123,830	3,219

SEE NOTES TO FINANCIAL STATEMENTS.

134	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
2.00%, 12/17/2031	THB	68,600	1,790
2.00%, 06/17/2042	THB	46,000	1,054
2.13%, 12/17/2026	THB	3,024	82
2.35%, 06/17/2026	THB	70,000	1,907
2.40%, 11/17/2027	THB	36,320	989
2.40%, 03/17/2029	THB	37,000	1,004
2.65%, 06/17/2028	THB	94,700	2,598
2.80%, 06/17/2034	THB	95,000	2,608
2.88%, 06/17/2046	THB	1,430	36
3.14%, 06/17/2047	THB	45,000	1,183
3.39%, 06/17/2037	THB	71,500	2,049
3.40%, 06/17/2036	THB	4,000	115
3.45%, 06/17/2043	THB	58,630	1,638
3.65%, 06/20/2031	THB	3,480	101
4.00%, 06/17/2055	THB	30,000	887
4.00%, 06/17/2066	THB	26,620	753
4.00%, 06/17/2072	THB	25,000	700
Series THAI, 2.75%, 06/17/2052	THB	740	18
Tokyo Metropolitan Government, (Japan), Reg. S, 0.75%, 07/16/2025		1,000	954
Treasury Corp. of Victoria, (Australia), 1.25%, 11/19/2027	AUD	2,370	1,424
Reg. S, 1.50%, 11/20/2030	AUD	1,400	770
Reg. S, 1.50%, 09/10/2031	AUD	2,000	1,067
Reg. S, 2.25%, 09/15/2033	AUD	1,730	918
2.25%, 11/20/2034	AUD	500	256
2.25%, 11/20/2041	AUD	1,500	625
Reg. S, 2.50%, 10/22/2029	AUD	200	121
Reg. S, 3.00%, 10/20/2028	AUD	3,390	2,133
4.25%, 12/20/2032	AUD	2,790	1,773
Reg. S, 4.75%, 09/15/2036	AUD	1,500	947
Reg. S, 5.25%, 09/15/2038	AUD	810	527
5.50%, 11/17/2026	AUD	1,880	1,284
Tyollisyysrahasto, (Finland), 0.01%, 06/16/2027	EUR	200	196
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	90
Reg. S, 0.00%, 11/19/2030	EUR	200	176
Reg. S, 0.01%, 05/25/2031	EUR	1,300	1,123
Reg. S, 0.10%, 11/25/2026	EUR	600	596
Reg. S, 0.10%, 05/25/2034	EUR	100	79
Reg. S, 0.25%, 11/25/2029	EUR	2,000	1,838
Reg. S, 0.25%, 07/16/2035	EUR	600	461
Reg. S, 0.50%, 05/25/2036	EUR	300	231
Reg. S, 0.63%, 03/03/2026	EUR	100	102
Reg. S, 1.25%, 10/21/2027	EUR	200	201
Reg. S, 1.25%, 05/25/2033	EUR	700	635
Reg. S, 1.75%, 11/25/2032	EUR	600	575
Reg. S, 3.13%, 11/25/2034	EUR	300	316
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/30/2026	GBP	6,250	7,410
Reg. S, 0.13%, 01/31/2028	GBP	8,227	9,042
Reg. S, 0.25%, 07/31/2031	GBP	7,276	7,075
Reg. S, 0.38%, 10/22/2026	GBP	4,397	5,087

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 0.38%, 10/22/2030	GBP	6,129	6,203
Reg. S, 0.50%, 01/31/2029	GBP	9,330	10,064
Reg. S, 0.50%, 10/22/2061	GBP	12,592	4,718
Reg. S, 0.63%, 07/31/2035	GBP	19,024	16,418
Reg. S, 0.63%, 10/22/2050	GBP	20,186	10,186
Reg. S, 0.88%, 10/22/2029	GBP	4,980	5,374
Reg. S, 0.88%, 07/31/2033	GBP	5,801	5,535
Reg. S, 0.88%, 01/31/2046	GBP	12,799	7,978
Reg. S, 1.00%, 01/31/2032	GBP	9,482	9,606
Reg. S, 1.13%, 01/31/2039	GBP	14,196	11,605
Reg. S, 1.13%, 10/22/2073	GBP	7,157	3,262
Reg. S, 1.25%, 07/22/2027	GBP	13,571	15,748
Reg. S, 1.25%, 10/22/2041	GBP	17,191	13,258
Reg. S, 1.25%, 07/31/2051	GBP	14,106	8,614
Reg. S, 1.50%, 07/22/2026	GBP	11,911	14,242
Reg. S, 1.50%, 07/22/2047	GBP	11,683	8,250
Reg. S, 1.50%, 07/31/2053	GBP	9,980	6,356
Reg. S, 1.63%, 10/22/2028	GBP	8,345	9,565
Reg. S, 1.63%, 10/22/2054	GBP	18,911	12,340
Reg. S, 1.63%, 10/22/2071	GBP	11,980	6,866
Reg. S, 1.75%, 09/07/2037	GBP	13,969	13,087
Reg. S, 1.75%, 01/22/2049	GBP	16,149	11,840
Reg. S, 1.75%, 07/22/2057	GBP	15,144	10,034
Reg. S, 2.00%, 09/07/2025	GBP	5,323	6,522
Reg. S, 2.50%, 07/22/2065	GBP	12,722	10,066
Reg. S, 3.25%, 01/31/2033	GBP	4,240	5,023
Reg. S, 3.25%, 01/22/2044	GBP	18,140	18,922
Reg. S, 3.50%, 10/22/2025	GBP	5,020	6,244
Reg. S, 3.50%, 01/22/2045	GBP	23,157	24,897
Reg. S, 3.50%, 07/22/2068	GBP	9,670	9,883
Reg. S, 3.75%, 03/07/2027	GBP	2,860	3,554
Reg. S, 3.75%, 01/29/2038	GBP	14,690	17,351
Reg. S, 3.75%, 07/22/2052	GBP	9,627	10,479
Reg. S, 3.75%, 10/22/2053	GBP	13,186	14,257
Reg. S, 4.00%, 10/22/2031	GBP	6,010	7,548
Reg. S, 4.00%, 01/22/2060	GBP	10,928	12,395
Reg. S, 4.00%, 10/22/2063	GBP	8,855	10,003
Reg. S, 4.13%, 01/29/2027	GBP	3,270	4,107
Reg. S, 4.13%, 07/22/2029	GBP	6,250	7,896
Reg. S, 4.25%, 12/07/2027	GBP	2,300	2,919
Reg. S, 4.25%, 06/07/2032	GBP	1,620	2,075
Reg. S, 4.25%, 07/31/2034	GBP	6,690	8,481
Reg. S, 4.25%, 03/07/2036	GBP	12,293	15,497
Reg. S, 4.25%, 09/07/2039	GBP	20,057	24,735
Reg. S, 4.25%, 12/07/2040	GBP	12,555	15,377
Reg. S, 4.25%, 12/07/2046	GBP	13,288	15,867
Reg. S, 4.25%, 12/07/2049 (ff)	GBP	12,255	14,567
Reg. S, 4.25%, 12/07/2055	GBP	11,359	13,443
Reg. S, 4.38%, 07/31/2054	GBP	8,926	10,756
Reg. S, 4.50%, 06/07/2028	GBP	1,150	1,470
Reg. S, 4.50%, 09/07/2034	GBP	17,950	23,226
Reg. S, 4.50%, 12/07/2042	GBP	11,215	14,042
Reg. S, 4.63%, 01/31/2034	GBP	10,445	13,661
Reg. S, 4.75%, 12/07/2030	GBP	2,976	3,917

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	135

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 4.75%, 12/07/2038	GBP	10,354	13,541
Reg. S, 4.75%, 10/22/2043	GBP	6,882	8,853
Reg. S, 6.00%, 12/07/2028	GBP	912	1,243
United States Department of Housing and Urban Development, 3.26%, 08/01/2029		25	23
United States International Development Finance Corp., 3.25%, 10/15/2030		722	685
3.37%, 10/05/2034		81	75
Series 1, 1.11%, 05/15/2029		768	697
Series 2, 0.80%, 05/15/2029		382	344
Ville de Paris, (France),
Reg. S, 0.75%, 11/30/2041	EUR	100	65
Reg. S, 1.38%, 11/20/2034	EUR	300	258
Reg. S, 1.63%, 02/02/2033	EUR	200	183
Reg. S, 1.75%, 05/25/2031	EUR	200	192
3.02%, 10/25/2029	EUR	400	416
Reg. S, 3.50%, 02/02/2044	EUR	100	102
3.88%, 12/29/2025	EUR	600	644
Western Australian Treasury Corp., (Australia),
Reg. S, 1.50%, 10/22/2030	AUD	780	434
Reg. S, 2.25%, 07/23/2041	AUD	50	22
Reg. S, 4.25%, 07/20/2033	AUD	1,000	640
Series 28, Reg. S, 3.25%, 07/20/2028	AUD	1,000	640
Series 29, Reg. S, 2.75%, 07/24/2029	AUD	670	413
Xunta de Galicia, (Spain), Reg. S, 0.27%, 07/30/2028	EUR	300	285

Total Foreign Government Securities (Cost $7,004,033)			6,737,658

Mortgage-Backed Securities — 13.4%
FHLMC Gold Pool, 3.00%, 10/01/2046		166	143
3.50%, 12/01/2044		394	351
3.50%, 06/01/2045		794	701
3.50%, 05/01/2046		127	112
3.50%, 10/01/2046		179	158
FHLMC Gold Pool, Single Family, 15 years, 3.00%, 10/01/2026		31	30
3.00%, 11/01/2026		171	167
3.00%, 01/01/2027		893	869
3.00%, 05/01/2029		3,542	3,420
3.00%, 02/01/2032		307	291
3.00%, 04/01/2032		1,577	1,491
3.00%, 05/01/2032		1,063	1,006
3.00%, 07/01/2032		583	551
3.00%, 10/01/2032		602	569
3.00%, 11/01/2032		1,057	998
FHLMC Gold Pool, Single Family, 30 years,
3.00%, 03/01/2046		16	14
3.00%, 12/01/2046		27	23
4.00%, 08/01/2040		216	204
4.00%, 10/01/2040		2,095	1,983
4.00%, 11/01/2040		502	475

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

4.00%, 11/01/2047	1,561	1,465
4.00%, 01/01/2048	33	32
FHLMC Non Gold Pool, ARM, (USD IBOR Consumer Cash Fallbacks 1 Year + 1.64%), 3.66%, 01/01/2050 (aa)	45	44
FHLMC Pool,
3.05%, 03/01/2032	885	783
3.50%, 02/01/2043	49	45
3.50%, 02/01/2044	74	68
6.00%, 08/01/2035	51	50
FHLMC Pool, Single Family, 15 years,
1.50%, 12/01/2035	331	285
1.50%, 03/01/2036	505	434
1.50%, 02/01/2037	734	629
1.50%, 03/01/2037	761	652
2.00%, 12/01/2035	650	576
2.00%, 02/01/2036	4,423	3,922
2.00%, 03/01/2036	371	328
2.00%, 05/01/2036	2,251	1,992
2.00%, 08/01/2036	1,071	948
2.00%, 10/01/2036	569	502
2.00%, 11/01/2036	3,221	2,846
2.00%, 12/01/2036	329	291
2.00%, 01/01/2037	3,939	3,481
2.00%, 04/01/2037	1,480	1,302
2.00%, 05/01/2037	919	809
2.00%, 06/01/2037	1,759	1,547
2.50%, 07/01/2032	1,715	1,604
2.50%, 10/01/2035	7,330	6,681
2.50%, 07/01/2036	1,152	1,044
2.50%, 04/01/2037	136	123
2.50%, 05/01/2037	340	308
3.00%, 04/01/2028	24	23
3.00%, 10/01/2028	904	869
3.00%, 04/01/2029	25	24
3.00%, 05/01/2030	4	4
3.00%, 06/01/2030	457	437
3.00%, 11/01/2030	87	83
3.00%, 11/01/2031	25	24
3.00%, 11/01/2032	91	86
3.00%, 01/01/2033	43	41
3.50%, 11/01/2025	132	130
3.50%, 09/01/2033	241	231
3.50%, 02/01/2034	600	575
3.50%, 05/01/2035	520	495
3.50%, 12/01/2035	48	46
3.50%, 02/01/2036	168	159
4.00%, 07/01/2025	7	6
4.00%, 05/01/2026	6	6
4.00%, 07/01/2029	131	129
4.00%, 11/01/2033	39	39
4.00%, 01/01/2034	13	13
4.00%, 08/01/2037	127	122
4.00%, 02/01/2038	133	128

SEE NOTES TO FINANCIAL STATEMENTS.

136	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
FHLMC Pool, Single Family, 20 years,
3.00%, 07/01/2042	333	295
3.00%, 08/01/2042	117	104
3.50%, 06/01/2039	234	218
3.50%, 07/01/2039	136	127
3.50%, 08/01/2039	521	484
3.50%, 09/01/2039	325	302
FHLMC Pool, Single Family, 30 years,
1.50%, 02/01/2051	25	19
1.50%, 04/01/2051	47	35
1.50%, 05/01/2051	5,206	3,922
1.50%, 07/01/2051	871	652
2.00%, 09/01/2050	674	534
2.00%, 10/01/2050	4,212	3,337
2.00%, 02/01/2051	3,783	2,996
2.00%, 03/01/2051	2,741	2,175
2.00%, 05/01/2051	10,761	8,502
2.00%, 06/01/2051	1,279	1,012
2.00%, 07/01/2051	1,307	1,040
2.00%, 10/01/2051	1,673	1,329
2.00%, 11/01/2051	5,418	4,282
2.00%, 12/01/2051	4,269	3,358
2.00%, 01/01/2052	465	366
2.00%, 02/01/2052	2,077	1,635
2.00%, 03/01/2052	5,265	4,138
2.50%, 11/01/2050 (gg)	21,584	17,793
2.50%, 12/01/2050	738	609
2.50%, 02/01/2051 (gg)	11,843	9,786
2.50%, 04/01/2051	385	316
2.50%, 08/01/2051 (gg)	14,315	11,924
2.50%, 11/01/2051	748	619
2.50%, 02/01/2052	2,199	1,807
2.50%, 03/01/2052	1,642	1,358
2.50%, 04/01/2052	195	160
3.00%, 02/01/2049	2,025	1,780
3.00%, 11/01/2049	1,507	1,309
3.00%, 05/01/2050	3,302	2,877
3.00%, 07/01/2050	1,679	1,439
3.00%, 08/01/2050	3,681	3,194
3.00%, 10/01/2050	752	648
3.00%, 12/01/2050	246	212
3.00%, 06/01/2051	3,044	2,596
3.00%, 07/01/2051 (gg)	5,723	4,961
3.00%, 11/01/2051 (gg)	8,886	7,591
3.00%, 12/01/2051	3,585	3,060
3.00%, 02/01/2052	951	811
3.00%, 03/01/2052	2,789	2,384
3.00%, 04/01/2052	4,503	3,858
3.50%, 03/01/2042	2	2
3.50%, 09/01/2042	2,103	1,924
3.50%, 07/01/2043	2	2
3.50%, 11/01/2047	304	276
3.50%, 02/01/2048	1,596	1,445
3.50%, 03/01/2048	269	244

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

3.50%, 05/01/2048	3,455	3,126
3.50%, 06/01/2048	4	3
3.50%, 01/01/2049	36	33
3.50%, 02/01/2049	501	454
3.50%, 09/01/2049	2,045	1,837
3.50%, 10/01/2049	1,880	1,689
3.50%, 04/01/2050	2,731	2,455
4.00%, 05/01/2045	4,095	3,842
4.00%, 10/01/2048	2,524	2,350
4.00%, 04/01/2049	2,056	1,911
4.00%, 09/01/2049	1,317	1,231
4.00%, 05/01/2050	951	879
4.00%, 08/01/2050	1,009	934
4.00%, 09/01/2050	8,735	8,106
4.00%, 04/01/2052	53	49
4.00%, 06/01/2052	897	824
4.00%, 07/01/2052	913	838
4.00%, 08/01/2052	1,636	1,503
4.00%, 09/01/2052	551	506
4.00%, 10/01/2052	542	503
4.00%, 02/01/2053	449	417
4.50%, 12/01/2047	163	157
4.50%, 04/01/2048	390	374
4.50%, 08/01/2048	19	18
4.50%, 09/01/2048	637	610
4.50%, 08/01/2049	1,202	1,156
4.50%, 09/01/2050	836	799
4.50%, 10/01/2050	3,288	3,128
4.50%, 07/01/2052	199	189
4.50%, 08/01/2052	496	470
4.50%, 09/01/2052	2,598	2,455
4.50%, 12/01/2052	1,694	1,619
4.50%, 08/01/2053	94	89
5.00%, 12/01/2049	364	360
5.00%, 08/01/2052	246	239
5.00%, 09/01/2052	573	560
5.00%, 10/01/2052	284	275
5.00%, 11/01/2052	233	226
5.00%, 01/01/2053	433	420
5.00%, 04/01/2053	1,271	1,233
5.00%, 06/01/2053	188	183
5.50%, 11/01/2052	392	390
5.50%, 12/01/2052	1,185	1,181
5.50%, 01/01/2053	840	836
5.50%, 02/01/2053	550	547
5.50%, 04/01/2053	382	378
5.50%, 05/01/2053	1,908	1,890
5.50%, 06/01/2053	102	101
6.00%, 06/01/2053	325	328
6.00%, 08/01/2053	2,836	2,876
6.00%, 09/01/2053	866	872
6.00%, 02/01/2054	458	463
6.00%, 05/01/2054	779	789
6.50%, 09/01/2053	802	819

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	137

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
6.50%, 10/01/2053	497	508
6.50%, 11/01/2053	222	227
6.50%, 12/01/2053	1,272	1,301
6.50%, 01/01/2054	102	104
6.50%, 02/01/2054	239	243
6.50%, 05/01/2054	717	737
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 07/01/2036 (w)	1,241	1,062
TBA, 2.00%, 07/01/2039 (w)	2,000	1,759
TBA, 2.50%, 07/01/2039 (w)	1,775	1,605
TBA, 3.00%, 07/01/2039 (w)	3,175	2,940
TBA, 3.50%, 07/01/2039 (w)	4,350	4,117
TBA, 4.00%, 07/01/2039 (w)	2,700	2,598
TBA, 4.50%, 07/01/2039 (w)	6,800	6,654
FNMA or FHLMC, Single Family, 30 years,
TBA, 1.50%, 07/01/2051 (w)	7,300	5,464
TBA, 2.00%, 07/01/2054 (w)	10,175	7,981
TBA, 2.00%, 08/01/2054 (w)	92,000	72,227
TBA, 2.50%, 07/01/2043 (w)	19,525	15,989
TBA, 3.00%, 07/01/2054 (w)	15,578	13,278
TBA, 3.50%, 07/01/2054 (w)	11,564	10,254
TBA, 4.00%, 07/01/2054 (w)	4,275	3,918
TBA, 4.50%, 07/01/2042 (w)	5,143	4,857
TBA, 5.00%, 07/01/2054 (w)	128,354	124,262
TBA, 5.00%, 08/01/2054 (w)	19,900	19,264
TBA, 5.50%, 07/01/2054 (w)	8,693	8,584
TBA, 5.50%, 08/01/2054 (w)	170,500	168,343
TBA, 6.00%, 07/01/2054 (w)	14,900	14,956
TBA, 6.00%, 08/01/2054 (w)	14,100	14,148
TBA, 6.50%, 07/01/2054 (w)	18,100	18,435
TBA, 6.50%, 08/01/2054 (w)	65,000	66,167
TBA, 7.00%, 08/01/2038 (w)	4,300	4,422
FNMA Pool, 2.00%, 11/01/2027	245	234
2.32%, 01/01/2026	2,052	1,960
2.92%, 10/01/2025 (z)	6,678	6,511
3.00%, 12/01/2042	229	201
3.00%, 06/01/2043	962	837
3.00%, 05/01/2045	303	263
3.00%, 07/01/2045	32	28
3.00%, 11/01/2046	29	25
3.00%, 03/01/2060 (gg)	16,181	13,696
3.01%, 04/01/2032	4,052	3,616
3.02%, 03/01/2028	400	375
3.15%, 03/01/2026	3,900	3,769
3.29%, 04/01/2027	2,600	2,489
3.29%, 03/01/2028	1,400	1,326
3.43%, 05/01/2028	500	475
3.44%, 01/01/2037	311	277
3.50%, 07/01/2024	— (h)	— (h)
3.50%, 09/01/2027	84	82
3.50%, 12/01/2028	45	44
3.50%, 08/01/2032	50	47
3.50%, 12/01/2042	134	122
3.50%, 04/01/2043	194	178

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

3.50%, 11/01/2043	95	87
3.50%, 02/01/2045	235	215
3.50%, 02/01/2048	710	626
3.50%, 09/01/2048	71	63
3.50%, 07/01/2049	281	248
3.59%, 12/01/2025	3,900	3,803
4.00%, 04/01/2041	107	102
4.00%, 08/01/2046	92	87
4.13%, 08/01/2031	2,291	2,203
4.14%, 04/01/2028	521	508
4.25%, 01/01/2033	3,834	3,703
4.39%, 04/01/2033	552	537
4.50%, 06/01/2030	100	99
4.55%, 05/01/2028	100	99
4.59%, 06/01/2033	1,173	1,157
4.64%, 09/01/2028	229	228
4.79%, 06/01/2033	1,284	1,286
4.82%, 09/01/2028	700	702
4.83%, 12/01/2031	1,838	1,842
4.83%, 12/01/2032	3,262	3,274
4.88%, 09/01/2028	1,101	1,101
4.90%, 10/01/2028	355	355
4.99%, 03/01/2031	497	501
5.09%, 02/01/2031	1,744	1,770
5.17%, 08/01/2034	744	758
5.24%, 11/01/2031	1,143	1,173
5.27%, 03/01/2031	727	744
5.42%, 08/01/2030	3,851	3,951
5.57%, 10/01/2028	435	442
5.73%, 12/01/2033	700	746
5.75%, 06/01/2034	1,144	1,224
5.80%, 05/01/2033	995	1,059
FNMA Pool, 30 years, FHA/VA, 3.00%, 01/01/2047	757	675
FNMA Pool, Single Family, 15 years,
1.50%, 10/01/2036	482	414
1.50%, 11/01/2036	431	370
1.50%, 03/01/2037	426	364
1.50%, 05/01/2037	171	147
1.50%, 08/01/2037	473	405
2.00%, 02/01/2028	10	9
2.00%, 09/01/2028	86	82
2.00%, 11/01/2028	79	75
2.00%, 07/01/2032	8	8
2.00%, 12/01/2035	731	648
2.00%, 02/01/2036	5,427	4,807
2.00%, 03/01/2036	414	367
2.00%, 08/01/2036	1,031	913
2.00%, 11/01/2036	2,105	1,863
2.00%, 12/01/2036	1,074	948
2.00%, 01/01/2037	517	458
2.00%, 02/01/2037	884	778
2.00%, 04/01/2037	1,042	922
2.00%, 05/01/2037	636	560

SEE NOTES TO FINANCIAL STATEMENTS.

138	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
2.50%, 08/01/2035	211	192
2.50%, 03/01/2036	1,931	1,760
2.50%, 07/01/2036	772	699
2.50%, 08/01/2036	119	107
2.50%, 03/01/2037	225	203
2.50%, 04/01/2037	458	415
2.50%, 05/01/2037	119	108
3.00%, 10/01/2026	42	41
3.00%, 11/01/2026	616	600
3.00%, 12/01/2026	78	76
3.00%, 01/01/2027	838	815
3.00%, 02/01/2027	168	163
3.00%, 04/01/2027	313	304
3.00%, 11/01/2027	21	21
3.00%, 02/01/2028	145	141
3.00%, 10/01/2029	43	41
3.00%, 03/01/2030	30	29
3.00%, 05/01/2030	14	13
3.00%, 07/01/2030	15	14
3.00%, 09/01/2030	483	462
3.00%, 12/01/2030	23	22
3.00%, 04/01/2031	81	77
3.00%, 12/01/2031	186	176
3.00%, 02/01/2032	302	285
3.00%, 03/01/2032	291	275
3.00%, 04/01/2032	1,446	1,365
3.00%, 05/01/2032	436	412
3.00%, 07/01/2032	942	890
3.00%, 08/01/2032	374	353
3.00%, 11/01/2032	746	704
3.00%, 01/01/2033	55	52
3.00%, 07/01/2033	93	87
3.00%, 02/01/2034	1,097	1,036
3.00%, 09/01/2034	418	390
3.00%, 12/01/2035	422	399
3.50%, 12/01/2025	69	68
3.50%, 01/01/2026	216	212
3.50%, 07/01/2031	51	49
3.50%, 07/01/2034	304	293
3.50%, 03/01/2035	1,171	1,119
3.50%, 04/01/2035	734	698
3.50%, 05/01/2035	66	64
3.50%, 06/01/2035	228	218
4.00%, 03/01/2025	12	11
4.00%, 06/01/2026	36	35
4.00%, 08/01/2026	20	20
4.00%, 08/01/2027	22	21
4.00%, 12/01/2028	16	15
4.00%, 04/01/2033	443	431
4.00%, 10/01/2033	67	66
4.00%, 11/01/2033	63	63
4.00%, 12/01/2033	16	15
4.00%, 03/01/2035	497	488
4.00%, 09/01/2037	176	169

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

4.00%, 11/01/2037	251	241
4.00%, 05/01/2038	114	110
4.00%, 11/01/2038	72	69
FNMA Pool, Single Family, 20 years,
3.00%, 05/01/2042	689	611
3.00%, 06/01/2042	357	317
3.00%, 07/01/2042	1,307	1,158
3.50%, 03/01/2037	420	396
3.50%, 08/01/2038	94	88
3.50%, 04/01/2039	12	11
3.50%, 08/01/2039	147	137
4.50%, 06/01/2039	29	28
4.50%, 07/01/2043	934	901
FNMA Pool, Single Family, 30 years,
1.50%, 11/01/2050	1,281	964
1.50%, 06/01/2051	1,928	1,453
1.50%, 07/01/2051	1,179	888
1.50%, 04/01/2052	900	675
2.00%, 07/01/2050	1,361	1,078
2.00%, 09/01/2050	1,185	941
2.00%, 10/01/2050	904	716
2.00%, 12/01/2050	7,519	5,952
2.00%, 01/01/2051	3,841	3,053
2.00%, 02/01/2051	1,277	1,010
2.00%, 03/01/2051	1,908	1,516
2.00%, 04/01/2051	3,456	2,744
2.00%, 05/01/2051	1,725	1,366
2.00%, 06/01/2051	5,633	4,466
2.00%, 07/01/2051	2,959	2,335
2.00%, 10/01/2051	18,047	14,239
2.00%, 11/01/2051	2,165	1,713
2.00%, 12/01/2051	15,246	11,999
2.00%, 05/01/2052	3,419	2,686
2.50%, 08/01/2046	4,947	4,189
2.50%, 08/01/2050	16	13
2.50%, 10/01/2050 (gg)	10,917	9,005
2.50%, 12/01/2050 (gg)	13,109	10,762
2.50%, 02/01/2051	1,844	1,522
2.50%, 03/01/2051	4,961	4,109
2.50%, 04/01/2051 (gg)	6,215	5,102
2.50%, 07/01/2051	1,624	1,343
2.50%, 08/01/2051	3,599	2,988
2.50%, 09/01/2051	484	399
2.50%, 10/01/2051	872	718
2.50%, 11/01/2051	4,941	4,065
2.50%, 12/01/2051	14,417	11,889
2.50%, 01/01/2052	17,674	14,504
2.50%, 02/01/2052	1,007	828
2.50%, 03/01/2052 (gg)	14,940	12,287
2.50%, 04/01/2052	4,477	3,700
2.50%, 05/01/2052	861	708
2.50%, 07/01/2052	474	389
3.00%, 08/01/2046	1,077	943
3.00%, 11/01/2046	2,878	2,543

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	139

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
3.00%, 02/01/2047	553	489
3.00%, 04/01/2048	5,636	4,982
3.00%, 01/01/2050	2,681	2,337
3.00%, 03/01/2050	1,413	1,227
3.00%, 06/01/2050	259	224
3.00%, 07/01/2050	11,686	10,055
3.00%, 08/01/2050	3,106	2,687
3.00%, 09/01/2050	289	249
3.00%, 11/01/2050	517	445
3.00%, 12/01/2050	3,685	3,197
3.00%, 01/01/2051	1,605	1,383
3.00%, 05/01/2051 (gg)	10,331	8,848
3.00%, 06/01/2051	6,450	5,524
3.00%, 07/01/2051	1,756	1,512
3.00%, 08/01/2051	1,192	1,031
3.00%, 10/01/2051	3,006	2,568
3.00%, 11/01/2051	2,578	2,210
3.00%, 12/01/2051	2,475	2,113
3.00%, 02/01/2052	906	778
3.00%, 03/01/2052	484	416
3.00%, 04/01/2052	5,104	4,365
3.00%, 05/01/2052	1,332	1,137
3.50%, 07/01/2042	1	1
3.50%, 09/01/2042	147	134
3.50%, 05/01/2043	4	4
3.50%, 07/01/2043 (gg)	6,415	5,896
3.50%, 08/01/2043 (gg)	16,298	14,891
3.50%, 01/01/2044	198	183
3.50%, 10/01/2045	19	17
3.50%, 12/01/2045	1,825	1,654
3.50%, 07/01/2046	3,332	3,022
3.50%, 02/01/2047	3,682	3,357
3.50%, 07/01/2047	818	743
3.50%, 10/01/2047	1,233	1,116
3.50%, 02/01/2048	1,947	1,760
3.50%, 03/01/2048	170	154
3.50%, 03/01/2049	314	283
3.50%, 06/01/2049	3,417	3,092
3.50%, 08/01/2049	537	487
3.50%, 04/01/2050	158	142
3.50%, 05/01/2050	3,774	3,389
3.50%, 07/01/2050	9,196	8,170
3.50%, 01/01/2051	650	583
3.50%, 03/01/2052 (gg)	11,932	10,727
3.50%, 05/01/2052 (gg)	18,649	16,615
3.50%, 06/01/2052	4,305	3,844
3.50%, 07/01/2052	937	831
4.00%, 04/01/2039	1,135	1,077
4.00%, 03/01/2042	511	486
4.00%, 04/01/2043	202	191
4.00%, 04/01/2044	1,510	1,416
4.00%, 02/01/2045	217	205
4.00%, 08/01/2045	2,537	2,386
4.00%, 09/01/2046	123	116

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

4.00%, 09/01/2047	36	34
4.00%, 10/01/2047	455	424
4.00%, 03/01/2048	69	64
4.00%, 04/01/2048	392	366
4.00%, 06/01/2048	26	24
4.00%, 07/01/2048	4,265	4,019
4.00%, 08/01/2048	113	105
4.00%, 09/01/2048	267	249
4.00%, 03/01/2049	1,072	997
4.00%, 05/01/2049	5,311	5,028
4.00%, 06/01/2049	1,059	992
4.00%, 11/01/2049	447	417
4.00%, 05/01/2050	856	793
4.00%, 03/01/2051	2,267	2,106
4.00%, 05/01/2051	223	208
4.00%, 04/01/2052	55	50
4.00%, 05/01/2052	1,767	1,625
4.00%, 06/01/2052	608	559
4.00%, 07/01/2052	446	410
4.00%, 08/01/2052	1,941	1,782
4.00%, 09/01/2052	297	273
4.00%, 07/01/2053	441	410
4.50%, 05/01/2047	2	2
4.50%, 11/01/2047	570	547
4.50%, 01/01/2048	525	505
4.50%, 04/01/2048	26	25
4.50%, 08/01/2048	14	14
4.50%, 09/01/2048	407	391
4.50%, 02/01/2049	4,645	4,423
4.50%, 05/01/2049	421	403
4.50%, 08/01/2049	7	7
4.50%, 01/01/2050	150	145
4.50%, 04/01/2050 (gg)	6,667	6,366
4.50%, 05/01/2052	21	19
4.50%, 06/01/2052	1,306	1,236
4.50%, 07/01/2052 (gg)	8,740	8,267
4.50%, 08/01/2052	364	344
4.50%, 09/01/2052	2,152	2,034
4.50%, 10/01/2052	903	854
4.50%, 11/01/2052	3,134	2,963
4.50%, 12/01/2052	465	440
4.50%, 08/01/2053	272	258
5.00%, 09/01/2049	910	898
5.00%, 10/01/2052	539	525
5.00%, 11/01/2052	1,038	1,010
5.00%, 12/01/2052	532	520
5.00%, 01/01/2053	2,231	2,163
5.00%, 03/01/2053	337	330
5.00%, 04/01/2053	925	897
5.00%, 06/01/2053	257	251
5.00%, 07/01/2053	1,240	1,201
5.00%, 08/01/2053	1,115	1,080
5.50%, 09/01/2052	308	309
5.50%, 01/01/2053	439	440

SEE NOTES TO FINANCIAL STATEMENTS.

140	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
5.50%, 02/01/2053	1,875	1,857
5.50%, 03/01/2053	1,427	1,422
5.50%, 04/01/2053	1,821	1,816
5.50%, 05/01/2053	1,722	1,709
5.50%, 06/01/2053	3,943	3,931
5.50%, 09/01/2053	364	368
6.00%, 07/01/2053	1,274	1,280
6.00%, 08/01/2053	484	494
6.00%, 09/01/2053	1,946	1,973
6.00%, 12/01/2053	751	759
6.00%, 04/01/2054	1,789	1,801
6.50%, 10/01/2053	782	805
6.50%, 11/01/2053	1,961	2,003
6.50%, 12/01/2053	1,384	1,429
6.50%, 01/01/2054	760	779
6.50%, 02/01/2054	799	826
GNMA I Pool, Single Family, 30 years,
3.00%, 10/15/2049	179	157
3.00%, 03/15/2050	14	12
GNMA II Pool,
2.50%, 12/20/2049	241	201
3.00%, 01/20/2047	1,163	1,018
3.00%, 02/20/2047	424	372
3.00%, 06/20/2047	492	431
3.00%, 07/20/2047	1,163	1,019
3.00%, 08/20/2047	486	426
3.00%, 09/20/2047	391	343
3.00%, 10/20/2047	407	357
3.00%, 12/20/2047	536	470
3.00%, 01/20/2048	546	478
3.00%, 08/20/2050	602	518
3.50%, 09/20/2042	2,277	2,040
3.50%, 08/20/2045	2,221	1,989
3.50%, 09/20/2045	689	617
3.50%, 12/20/2047	3,343	2,995
3.50%, 06/20/2048	45	40
3.50%, 07/20/2048	35	32
3.50%, 08/20/2049	91	81
3.50%, 11/20/2049	153	137
3.50%, 07/20/2050	149	133
4.00%, 11/20/2041	19	18
4.00%, 10/20/2050	330	301
4.50%, 08/20/2040	17	16
4.50%, 10/20/2040	36	35
ARM, (CMT Index 1 Year + 1.84%), 6.85%, 07/20/2072 (aa) (gg)	19,146	20,002
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.21%), 7.64%, 10/20/2071 (aa) (gg)	7,945	8,182
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.22%), 7.65%, 02/20/2071 (aa)	2,585	2,664
GNMA II Pool, Single Family, 15 years, 2.00%, 12/20/2035	2,659	2,366

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

GNMA II Pool, Single Family, 30 years,
1.50%, 10/20/2051	288	226
2.00%, 07/20/2050	141	114
2.00%, 08/20/2050	4,583	3,716
2.00%, 11/20/2050	1,601	1,300
2.00%, 12/20/2050	2,661	2,160
2.00%, 01/20/2051	1,127	914
2.00%, 02/20/2051	973	789
2.00%, 10/20/2051	5,251	4,259
2.00%, 12/20/2051	5,185	4,205
2.00%, 01/20/2052	481	390
2.00%, 03/20/2052	1,315	1,067
2.00%, 04/20/2052	3,062	2,484
2.50%, 01/20/2051	289	244
2.50%, 02/20/2051	4,128	3,487
2.50%, 05/20/2051	6,005	5,061
2.50%, 07/20/2051	7,709	6,498
2.50%, 09/20/2051 (gg)	11,047	9,313
2.50%, 11/20/2051	3,302	2,783
2.50%, 12/20/2051	3,626	3,056
2.50%, 03/20/2052	867	731
2.50%, 04/20/2052	435	367
2.50%, 05/20/2052	771	650
2.50%, 07/20/2052	254	214
2.50%, 08/20/2052	420	354
3.00%, 01/20/2043	412	367
3.00%, 11/20/2043	85	76
3.00%, 03/20/2045	90	80
3.00%, 09/20/2046	1,951	1,728
3.00%, 11/20/2046	1,197	1,060
3.00%, 10/20/2047	392	347
3.00%, 04/20/2049	29	26
3.00%, 04/20/2050	7,091	6,216
3.00%, 07/20/2050	6,016	5,251
3.00%, 08/20/2050	3,259	2,855
3.00%, 08/20/2051	596	521
3.00%, 10/20/2051	2,679	2,341
3.00%, 11/20/2051	3,362	2,938
3.00%, 12/20/2051	817	714
3.00%, 01/20/2052	7,702	6,723
3.00%, 02/20/2052	333	290
3.00%, 03/20/2052	1,103	956
3.00%, 09/20/2052	882	771
3.00%, 02/20/2053	3,095	2,712
3.50%, 09/20/2045	2,435	2,226
3.50%, 09/20/2047	3,119	2,840
3.50%, 08/20/2048	158	144
3.50%, 11/20/2048	190	173
3.50%, 12/20/2048	5	5
3.50%, 03/20/2049	918	834
3.50%, 07/20/2049	895	814
3.50%, 09/20/2049	1,130	1,022
3.50%, 10/20/2049	478	433
3.50%, 12/20/2049	377	342

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	141

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
3.50%, 01/20/2050	565	513
3.50%, 04/20/2050	112	102
3.50%, 01/20/2052	4,051	3,649
3.50%, 02/20/2052	2,417	2,175
3.50%, 02/20/2053	3,140	2,839
4.00%, 07/20/2048	920	862
4.00%, 09/20/2048	1,568	1,469
4.00%, 11/20/2048	27	26
4.00%, 12/20/2048	790	738
4.00%, 05/20/2049	488	457
4.00%, 01/20/2050	877	821
4.00%, 03/20/2050	188	175
4.00%, 12/20/2050	2,249	2,104
4.00%, 07/20/2052	192	178
4.00%, 09/20/2052	1,731	1,603
4.00%, 12/20/2052	396	367
4.50%, 03/20/2047	422	405
4.50%, 06/20/2047	767	737
4.50%, 07/20/2047	1,367	1,321
4.50%, 10/20/2047	319	306
4.50%, 11/20/2047	984	942
4.50%, 05/20/2048	6,846	6,559
4.50%, 09/20/2048	610	569
4.50%, 11/20/2048	740	709
4.50%, 01/20/2049	1,694	1,634
4.50%, 03/20/2049	427	411
4.50%, 05/20/2049	233	222
4.50%, 10/20/2049	605	584
4.50%, 08/20/2052	1,523	1,453
4.50%, 06/20/2053	1,265	1,205
4.50%, 12/20/2053	395	376
5.00%, 12/20/2048	144	142
5.00%, 06/20/2049	303	299
5.00%, 07/20/2052	110	108
5.00%, 09/20/2052	839	818
5.00%, 12/20/2052	1,219	1,190
5.00%, 04/20/2053	1,144	1,116
5.00%, 05/20/2053	1,238	1,207
5.00%, 07/20/2053	1,844	1,798
TBA, 5.50%, 07/01/2038 (w)	6,914	6,868
5.50%, 12/20/2052	1,133	1,127
5.50%, 01/20/2053	139	139
5.50%, 03/20/2053	513	510
5.50%, 04/20/2053	1,323	1,315
5.50%, 06/20/2053	1,136	1,129
5.50%, 07/20/2053	402	403
6.00%, 09/20/2053	651	654
6.00%, 10/20/2053	1,002	1,007
6.00%, 01/20/2054	510	512
6.50%, 12/20/2053	1,316	1,336
6.50%, 01/20/2054	629	639
6.50%, 06/20/2054	2,000	2,031
7.50%, 12/20/2053	4,875	4,984

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

GNMA, Single Family, 30 years,
TBA, 2.00%, 07/01/2054 (w)	18,475	14,978
TBA, 2.50%, 07/01/2054 (w)	2,750	2,318
TBA, 2.50%, 08/01/2054 (w)	6,600	5,568
TBA, 3.00%, 07/01/2054 (w)	26,837	23,428
TBA, 3.00%, 08/01/2054 (w)	34,000	29,697
TBA, 3.50%, 08/01/2054 (w)	7,170	6,453
TBA, 4.00%, 07/01/2054 (w)	8,485	7,856
TBA, 4.50%, 07/01/2054 (w)	2,775	2,641
TBA, 4.50%, 08/01/2054 (w)	6,000	5,715
TBA, 5.00%, 07/01/2054 (w)	3,280	3,198
TBA, 5.00%, 08/01/2054 (w)	14,500	14,141
TBA, 6.00%, 07/01/2054 (w)	5,050	5,074
TBA, 6.50%, 07/01/2042 (w)	1,900	1,928

Total Mortgage-Backed Securities (Cost $1,767,297)		1,652,776

Municipal Bonds — 0.0% (g) (t)
Arizona — 0.0% (g)
Salt River Project Agricultural Improvement & Power District, Series A, Rev., 4.84%, 01/01/2041	100	94

California — 0.0% (g)
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	11
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds, Series F, Rev., 6.58%, 05/15/2049	100	110
State of California, Taxable Construction Bond Bidding Group, GO, 1.75%, 11/01/2030	100	83

		204

District of Columbia — 0.0% (g)
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	890	799

Illinois — 0.0% (g)
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	94	92

Louisiana — 0.0% (g)
State of Louisiana Gasoline & Fuels Tax Revenue, Taxable, Series A, Rev., 2.95%, 05/01/2041	1,450	1,101

Michigan — 0.0% (g)
University of Michigan, Rev., 4.45%, 04/01/2122	1,000	827

New York — 0.0% (g)
Port Authority of New York & New Jersey,
Rev., 5.07%, 07/15/2053	2,205	2,153
Series 21, Rev., 3.29%, 08/01/2069	40	26

SEE NOTES TO FINANCIAL STATEMENTS.

142	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Municipal Bonds — continued
New York — continued
Port Authority of New York & New Jersey, Taxable Consolidated 160, Rev., 5.65%, 11/01/2040	100	104

		2,283

Oklahoma — 0.0% (g)
Oklahoma Development Finance Authority, Rev., 4.62%, 06/01/2044	10	10

Oregon — 0.0% (g)
Oregon State University, Rev., BAM, 3.42%, 03/01/2060	10	7

Texas — 0.0% (g)
Dallas Fort Worth International Airport, Taxable,
Series A, Rev., 4.09%, 11/01/2051	425	353
Series C, Rev., 3.09%, 11/01/2040	100	79

		432

Virginia — 0.0% (g)
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117	40	32

Total Municipal Bonds
(Cost $7,011)		5,881

U.S. Government Agency Securities — 0.1%
Federal Agricultural Mortgage Corp., 2.00%, 10/27/2031	1,000	830
Federal Farm Credit Banks Funding Corp., 1.28%, 06/03/2030	540	446
1.30%, 11/04/2030	5	4
1.30%, 02/03/2031	1,235	997
1.43%, 12/11/2030	44	36
2.20%, 12/09/2031	1,030	864
5.48%, 06/27/2042	1,000	986
FHLBs, 0.50%, 04/14/2025	25	24
1.28%, 12/02/2030	15	12
1.30%, 02/11/2030	10	8
1.50%, 09/11/2029	110	94
1.85%, 06/11/2035	25	19
2.05%, 03/19/2035	95	73
3.25%, 11/16/2028	25	24
FHLMC,
Zero Coupon, 12/14/2029	710	557
0.38%, 07/21/2025	25	24
1.22%, 08/19/2030	215	176
1.25%, 11/19/2030	10	8
1.38%, 07/15/2030	17	14
1.40%, 06/28/2030	30	25
1.50%, 02/12/2025	25	24
6.25%, 07/15/2032	7	8
6.75%, 03/15/2031	50	57
FHLMC STRIPs, Zero Coupon, 03/15/2031	542	398

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

U.S. Government Agency Securities — continued
FNMA,
Zero Coupon, 11/15/2030		445	331
0.88%, 08/05/2030		50	41
5.38%, 12/07/2028	GBP	460	600
Resolution Funding Corp. Interest STRIP,
Zero Coupon, 10/15/2027		29	25
Zero Coupon, 10/15/2028		635	524
Zero Coupon, 10/15/2029		205	161
Zero Coupon, 01/15/2030		1,750	1,354
Zero Coupon, 04/15/2030		3,260	2,493
Resolution Funding Corp. Principal STRIP,
Zero Coupon, 01/15/2030		1,050	812
Zero Coupon, 04/15/2030		145	111
Tennessee Valley Authority, 4.63%, 06/07/2043	GBP	200	232

Total U.S. Government Agency Securities (Cost $13,187)			12,392

U.S. Treasury Obligations — 6.9%
U.S. Treasury Bonds, 1.13%, 05/15/2040		32,155	19,880
1.13%, 08/15/2040		38,230	23,388
1.25%, 05/15/2050		6,208	3,100
1.38%, 11/15/2040		42,798	27,128
1.38%, 08/15/2050		63	33
1.63%, 11/15/2050		462	255
1.75%, 08/15/2041		58,686	38,980
1.88%, 02/15/2041		51,646	35,499
1.88%, 02/15/2051		68	40
1.88%, 11/15/2051		494	289
2.00%, 11/15/2041		48,921	33,767
2.00%, 02/15/2050		1,607	983
2.00%, 08/15/2051		70	42
2.25%, 05/15/2041		44,447	32,309
2.25%, 08/15/2046		470	315
2.25%, 08/15/2049		39	25
2.25%, 02/15/2052		59	38
2.38%, 02/15/2042		39,645	28,995
2.38%, 11/15/2049		36	24
2.38%, 05/15/2051		70	46
2.50%, 02/15/2045		949	680
2.50%, 02/15/2046		27	19
2.50%, 05/15/2046		418	295
2.75%, 08/15/2042		12,114	9,360
2.75%, 11/15/2042		17,625	13,570
2.75%, 08/15/2047		29	21
2.75%, 11/15/2047		710	519
2.88%, 05/15/2043		24,147	18,838
2.88%, 08/15/2045		1,195	912
2.88%, 11/15/2046		19	14
2.88%, 05/15/2049		42	31
2.88%, 05/15/2052		56	41
3.00%, 05/15/2042		10,419	8,400
3.00%, 11/15/2044		35	28

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	143

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
U.S. Treasury Obligations — continued
3.00%, 05/15/2045	865	676
3.00%, 11/15/2045	9	7
3.00%, 02/15/2047	27	21
3.00%, 05/15/2047	20	15
3.00%, 02/15/2048	33	25
3.00%, 08/15/2048	51	39
3.00%, 02/15/2049	2,339	1,783
3.00%, 08/15/2052	53	40
3.13%, 11/15/2041	10,621	8,789
3.13%, 02/15/2042	11,210	9,247
3.13%, 02/15/2043	15,191	12,355
3.13%, 08/15/2044	371	298
3.13%, 05/15/2048	35	27
3.25%, 05/15/2042	34,940	29,186
3.38%, 08/15/2042	30,334	25,728
3.38%, 05/15/2044	16,005	13,396
3.38%, 11/15/2048	58	47
3.50%, 02/15/2039	5,919	5,345
3.63%, 08/15/2043	18,317	15,988
3.63%, 02/15/2044	20,721	18,031
3.63%, 02/15/2053	53	45
3.63%, 05/15/2053	53	45
3.75%, 08/15/2041	10,104	9,163
3.75%, 11/15/2043	19,077	16,937
3.88%, 08/15/2040	10,119	9,420
3.88%, 02/15/2043	30,334	27,533
3.88%, 05/15/2043	30,472	27,612
4.00%, 11/15/2042	30,294	28,037
4.00%, 11/15/2052	53	49
4.13%, 08/15/2053	59	55
4.25%, 05/15/2039	8,909	8,737
4.25%, 11/15/2040	10,030	9,754
4.25%, 02/15/2054	272	261
4.38%, 02/15/2038	5,312	5,321
4.38%, 11/15/2039	10,392	10,313
4.38%, 05/15/2040	10,210	10,111
4.38%, 05/15/2041	9,798	9,647
4.38%, 08/15/2043 (ff)	34,332	33,281
4.50%, 02/15/2036	6,670	6,811
4.50%, 05/15/2038	5,775	5,852
4.50%, 08/15/2039	9,811	9,880
4.50%, 02/15/2044	33,418	32,927
4.63%, 02/15/2040	10,473	10,680
4.63%, 05/15/2044	18,894	18,938
4.63%, 05/15/2054	23	24
4.75%, 02/15/2037	3,892	4,052
4.75%, 02/15/2041	10,431	10,753
4.75%, 11/15/2043	33,147	33,732
4.75%, 11/15/2053	62	65
5.00%, 05/15/2037	5,092	5,422
5.25%, 02/15/2029	365	380
5.38%, 02/15/2031	5	5
U.S. Treasury Inflation Indexed Bonds, 2.38%, 01/15/2025 (ee)	832	824

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

U.S. Treasury Inflation Indexed Notes,
0.13%, 10/15/2024 (ee)	978	968
0.13%, 04/15/2025	49	47
0.25%, 01/15/2025 (ee)	3,839	3,760
U.S. Treasury Notes,
0.25%, 07/31/2025	41	39
0.25%, 08/31/2025	41	39
0.25%, 09/30/2025	46	43
0.38%, 11/30/2025	46	43
0.38%, 12/31/2025	49	46
0.38%, 01/31/2026	53	49
0.38%, 07/31/2027	42	37
0.38%, 09/30/2027	43	38
0.50%, 04/30/2027	32	29
0.50%, 05/31/2027	28	25
0.50%, 06/30/2027	35	31
0.50%, 08/31/2027	33	29
0.50%, 10/31/2027	28	25
0.63%, 07/31/2026	91	84
0.63%, 03/31/2027	39	35
0.63%, 11/30/2027	8	7
0.63%, 12/31/2027	20	18
0.63%, 05/15/2030	71	57
0.63%, 08/15/2030	99	79
0.75%, 03/31/2026	58	54
0.75%, 04/30/2026	58	54
0.75%, 05/31/2026	73	68
0.75%, 08/31/2026	77	71
0.75%, 01/31/2028	41	36
0.88%, 06/30/2026	41	38
0.88%, 09/30/2026	89	82
0.88%, 11/15/2030	101	82
1.00%, 07/31/2028	615	537
1.13%, 10/31/2026	51	47
1.13%, 02/28/2027	39	36
1.13%, 02/29/2028	52	46
1.13%, 08/31/2028	116	102
1.13%, 02/15/2031	100	82
1.25%, 11/30/2026	58	54
1.25%, 12/31/2026	66	61
1.25%, 03/31/2028	20	18
1.25%, 04/30/2028	81	72
1.25%, 05/31/2028	695	616
1.25%, 06/30/2028	198	175
1.25%, 09/30/2028	70	62
1.25%, 08/15/2031	96	78
1.38%, 08/31/2026	4	4
1.38%, 10/31/2028	2,089	1,843
1.38%, 12/31/2028	97	85
1.38%, 11/15/2031	79	64
1.50%, 08/15/2026	41	38
1.50%, 01/31/2027	73	68
1.50%, 11/30/2028	41	36
1.50%, 02/15/2030	52	45

SEE NOTES TO FINANCIAL STATEMENTS.

144	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
U.S. Treasury Obligations — continued
1.63%, 02/15/2026	46	44
1.63%, 05/15/2026	58	55
1.63%, 10/31/2026	23	22
1.63%, 11/30/2026	19	18
1.63%, 08/15/2029	41	36
1.63%, 05/15/2031	93	78
1.75%, 12/31/2026	32	30
1.75%, 01/31/2029	47	42
1.75%, 11/15/2029	20	18
1.88%, 06/30/2026	10	9
1.88%, 07/31/2026	10	9
1.88%, 02/28/2027	58	54
1.88%, 02/28/2029	52	47
1.88%, 02/15/2032	68	57
2.00%, 08/15/2025	49	47
2.00%, 11/15/2026	46	43
2.13%, 05/31/2026	8	8
2.25%, 11/15/2025	52	50
2.25%, 03/31/2026	23	22
2.25%, 02/15/2027	46	43
2.25%, 08/15/2027	38	36
2.25%, 11/15/2027	10	9
2.38%, 04/30/2026	19	18
2.38%, 05/15/2027	49	46
2.38%, 03/31/2029	45	41
2.38%, 05/15/2029	47	43
2.50%, 03/31/2027	45	43
2.63%, 05/31/2027	50	47
2.63%, 02/15/2029	61	57
2.63%, 07/31/2029	35	32
2.75%, 08/31/2025	10	10
2.75%, 04/30/2027	58	55
2.75%, 07/31/2027	44	42
2.75%, 02/15/2028	1,021	963
2.75%, 05/31/2029	41	38
2.75%, 08/15/2032	694	619
2.88%, 07/31/2025	39	38
2.88%, 11/30/2025	50	49
2.88%, 05/15/2028	60	57
2.88%, 08/15/2028	70	66
2.88%, 04/30/2029	41	38
2.88%, 05/15/2032	1,549	1,398
3.00%, 07/15/2025	4,041	3,956
3.00%, 09/30/2025	20	20
3.00%, 10/31/2025	1,185	1,155
3.13%, 08/15/2025	41	40
3.13%, 08/31/2027	41	39
3.13%, 11/15/2028	2,683	2,549
3.13%, 08/31/2029	32	30
3.25%, 06/30/2027	42	41
3.25%, 06/30/2029	39	37
3.38%, 05/15/2033	76	71
3.50%, 09/15/2025	36	35
3.50%, 01/31/2028	20	19

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

3.50%, 04/30/2028	20	19
3.50%, 01/31/2030	24	23
3.50%, 04/30/2030	30	29
3.50%, 02/15/2033	87	82
3.63%, 05/15/2026	58	57
3.63%, 03/31/2028	28	27
3.63%, 05/31/2028	30	29
3.63%, 03/31/2030	31	30
3.75%, 04/15/2026	36	35
3.75%, 12/31/2028	78	76
3.75%, 05/31/2030	39	38
3.75%, 06/30/2030	32	31
3.75%, 12/31/2030	57	55
3.88%, 01/15/2026	39	38
3.88%, 11/30/2027	73	72
3.88%, 12/31/2027	34	33
3.88%, 09/30/2029	32	31
3.88%, 11/30/2029	28	27
3.88%, 12/31/2029	442	432
3.88%, 08/15/2033	158	152
4.00%, 12/15/2025	66	65
4.00%, 02/15/2026	58	57
4.00%, 01/15/2027	3,310	3,262
4.00%, 02/29/2028	36	35
4.00%, 06/30/2028	36	35
4.00%, 01/31/2029	57	56
4.00%, 10/31/2029	39	38
4.00%, 02/28/2030	28	28
4.00%, 07/31/2030	46	45
4.00%, 01/31/2031	111	109
4.00%, 02/15/2034	103	100
4.13%, 06/15/2026	77	76
4.13%, 02/15/2027	144	142
4.13%, 09/30/2027	45	45
4.13%, 10/31/2027	28	28
4.13%, 07/31/2028	137	136
4.13%, 03/31/2029	85	84
4.13%, 08/31/2030	32	32
4.13%, 03/31/2031	71	70
4.13%, 11/15/2032	6,227	6,132
4.25%, 05/31/2025	2,515	2,494
4.25%, 10/15/2025	56	55
4.25%, 12/31/2025	77	76
4.25%, 03/15/2027	106	105
4.25%, 02/28/2029	78	78
4.25%, 06/30/2029 (w)	24	24
4.25%, 02/28/2031	61	61
4.25%, 06/30/2031 (w)	20	20
4.38%, 08/15/2026	58	58
4.38%, 12/15/2026	107	106
4.38%, 08/31/2028	19	19
4.38%, 11/30/2028	49	49
4.38%, 11/30/2030	3,459	3,465
4.38%, 05/15/2034	60	60

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	145

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
U.S. Treasury Obligations — continued
4.50%, 11/15/2025		39	39
4.50%, 03/31/2026		22	22
4.50%, 07/15/2026		58	58
4.50%, 04/15/2027		130	130
4.50%, 05/15/2027		40	40
4.50%, 05/31/2029		61	62
4.50%, 11/15/2033		351	355
4.63%, 06/30/2025		590	587
4.63%, 02/28/2026		42	42
4.63%, 03/15/2026		77	77
4.63%, 09/15/2026		52	52
4.63%, 10/15/2026		41	41
4.63%, 11/15/2026		46	46
4.63%, 06/15/2027		84	84
4.63%, 09/30/2028		8	8
4.63%, 04/30/2029		50	51
4.63%, 09/30/2030		32	33
4.63%, 04/30/2031		42	43
4.63%, 05/31/2031		596	606
4.75%, 07/31/2025		66	66
4.88%, 11/30/2025		1,438	1,436
4.88%, 05/31/2026		40	40
4.88%, 10/31/2028		40	41
4.88%, 10/31/2030		33	34
5.00%, 08/31/2025		40	40
5.00%, 10/31/2025		42	42
U.S. Treasury STRIP Coupon Bonds,
Zero Coupon, 05/15/2026		5,000	4,578
Zero Coupon, 11/15/2026		5,000	4,505
Zero Coupon, 11/15/2028 (ee) (ff)		12,000	9,916
Zero Coupon, 11/15/2038 (ee)		6,250	3,227
Zero Coupon, 11/15/2041		200	87
Zero Coupon, 08/15/2045		600	219

Total U.S. Treasury Obligations (Cost $887,240)			853,392

Short-Term Investments — 1.9%
Repurchase Agreement — 0.1%
BofA Securities, Inc., 5.39%, dated 06/28/2024 due 07/01/2024, repurchase price $14,500 collateralized by U.S. Treasury Security, 2.88%, due 05/15/2052, with a value of 10,751		14,500	14,500

Time Deposits — 1.7%
Australia & New Zealand Banking Group Ltd., 3.84%, 07/01/2024	NZD	242	147
4.68%, 07/01/2024		28,311	28,311
BNP Paribas SA, 3.11%, 07/01/2024	AUD	362	241
Brown Brothers Harriman & Co., 2.25%, 07/01/2024	DKK	899	129
2.35%, 07/01/2024	SGD	291	214
3.13%, 07/01/2024	NOK	1,426	134
3.68%, 07/02/2024	HK	D504	65
Citibank NA, 2.59%, 07/01/2024	EUR	6,090	6,522
4.68%, 07/01/2024		3,835	3,835
Royal Bank of Canada, 3.52%, 07/02/2024	CAD	633	463
4.15%, 07/01/2024	GBP	1,775	2,244
4.68%, 07/01/2024		16,300	16,300

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Time Deposits — continued
Skandinaviska Enskilda Banken AB, 0.32%, 07/01/2024	CHF	1,021	1,136
2.51%, 07/01/2024	SEK	3,858	364
Sumitomo Mitsui Banking Corp.,
(0.14%), 07/01/2024	JPY	42,671	265
4.68%, 07/01/2024		25,335	25,335
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 07/01/2024		120,537	120,537

Total Time Deposits			206,242

U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills, 5.26%, 08/01/2024 (n)		19,400	19,312
5.31%, 07/11/2024 (n) (ii)		112	112
5.32, 08/22/2024 (n)		314	312
5.32, 08/29/2024 (n)		832	825

Total U.S. Treasury Obligations			20,561

Total Short-Term Investments
(Cost $241,304)			241,303

Total Investments, Before Short Positions — 106.3% (Cost — $13,615,863) *			13,118,876

Liabilities in Excess of Other Assets — (6.3)%			(775,224)

NET ASSETS — 100.0%			$12,343,652

Short Positions — 1.5%
Mortgage-Backed Securities — 1.5%
FHLMC Pool, Single Family, 15 years, 3.50%, 12/01/2035		48	46
3.50%, 02/01/2036		168	159
FNMA or FHLMC, Single Family, 15 years,
TBA, 2.00%, 07/01/2039 (w)		200	176
TBA, 3.00%, 07/01/2039 (w)		4,500	4,167
TBA, 3.50%, 07/01/2039 (w)		100	94
TBA, 3.50%, 08/01/2039 (w)		100	95
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.50%, 07/01/2043 (w)		14,200	11,629
TBA, 2.50%, 08/01/2054 (w)		14,200	11,641
TBA, 3.00%, 07/01/2054 (w)		8,500	7,245
TBA, 3.00%, 08/01/2054 (w)		71,300	60,827
TBA, 3.50%, 07/01/2054 (w)		72,465	64,256
TBA, 4.00%, 07/01/2054 (w)		3,050	2,795
TBA, 4.50%, 07/01/2042 (w)		18,300	17,281
TBA, 4.50%, 08/01/2054 (w)		1,300	1,228
FNMA Pool, Single Family, 15 years, 3.50%, 06/01/2035		228	218
3.50%, 04/01/2035		734	698
GNMA II Pool, Single Family, 30 years, 4.00%, 12/20/2050		2,249	2,105

Total Mortgage-Backed Securities (Cost $183,620)			184,660

Total Securities Sold Short — 1.5% (Proceeds $183,620) *			184,660

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

146	SIX CIRCLES TRUST	JUNE 30, 2024

Futures contracts outstanding as of June 30, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro Bund	75	09/2024	EUR	10,462	110
Euro Buxl	83	09/2024	EUR	11,402	175
Euro Schatz	42	09/2024	EUR	4,749	5
EURO-OAT	11	09/2024	EUR	1,468	(17)
U.S. Treasury 10 Year Note	31	09/2024	USD	3,413	(4)
U.S. Treasury 2 Year Note	66	09/2024	USD	13,449	29
U.S. Treasury 5 Year Note	171	09/2024	USD	18,181	44
U.S. Treasury Long Bond	152	09/2024	USD	17,819	165
U.S. Treasury Ultra Bond	53	09/2024	USD	6,578	65
U.S. Ultra Treasury 10 Year Note	19	09/2024	USD	2,132	25

					597

Short Contracts
Euro BOBL	(574)	09/2024	EUR	(70,953)	(626)
Euro Bund	(182)	09/2024	EUR	(25,675)	20
Euro Schatz	(12)	09/2024	EUR	(1,355)	(3)
EURO-OAT	(1)	09/2024	EUR	(135)	3
Long Gilt	(177)	09/2024	GBP	(21,837)	6
U.S. Treasury 10 Year Note	(264)	09/2024	USD	(28,799)	(237)
U.S. Treasury 2 Year Note	(90)	09/2024	USD	(18,323)	(57)
U.S. Treasury 5 Year Note	(10)	09/2024	USD	(1,063)	(3)
U.S. Treasury Long Bond	(4)	09/2024	USD	(469)	(4)
U.S. Ultra Treasury 10 Year Note	(24)	09/2024	USD	(2,697)	(27)

					(928)

Total unrealized appreciation (depreciation)					(331)

Forward foreign currency exchange contracts outstanding as of June 30, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	40,855	USD	27,223	Bank of New York Mellon	07/02/2024	31
AUD	602	USD	399	Morgan Stanley & Co.	07/02/2024	3
AUD	17,425	USD	11,610	Morgan Stanley & Co.	07/02/2024	14
AUD	61,880	USD	41,212	Royal Bank of Canada	07/02/2024	68
CHF	17,160	USD	19,090	Bank of America, NA	07/02/2024	9
CHF	3,345	USD	3,721	Bank of America, NA	07/02/2024	2
CHF	157	USD	175	Goldman Sachs International	07/02/2024	—	(h)
CHF	350	USD	389	Morgan Stanley & Co.	07/02/2024	—	(h)
USD	798	CHF	710	Morgan Stanley & Co.	07/02/2024	7
CHF	128	USD	142	Morgan Stanley & Co.	07/02/2024	—	(h)
CHF	40	USD	44	Westpac Banking Corp.	07/02/2024	—	(h)
CNY	12,113,900	USD	1,667,089	Brown Brothers Harriman & Co.	07/02/2024	103
CNY	72,200	USD	9,936	Brown Brothers Harriman & Co.	07/02/2024	—	(h)
USD	167,617	CNY	1,210,900	Brown Brothers Harriman & Co.	07/02/2024	965
USD	1,493,328	CNY	10,788,100	Brown Brothers Harriman & Co.	07/02/2024	8,601
USD	13,704	CNY	99,000	Brown Brothers Harriman & Co.	07/02/2024	79
USD	2,192	CNY	15,900	Brown Brothers Harriman & Co.	07/02/2024	3
USD	16,186	CZK	369,440	Morgan Stanley & Co.	07/02/2024	392

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	147

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	876	DKK	6,014	Barclays Bank plc	07/02/2024	12
USD	1,352	DKK	9,310	BNP Paribas	07/02/2024	15
DKK	80,665	USD	11,582	Goldman Sachs International	07/02/2024	2
DKK	9,025	USD	1,296	Goldman Sachs International	07/02/2024	—	(h)
USD	11,740	DKK	80,665	Goldman Sachs International	07/02/2024	157
USD	1,314	DKK	9,025	Goldman Sachs International	07/02/2024	18
DKK	6,229	USD	892	Morgan Stanley & Co.	07/02/2024	2
USD	1,578	EUR	1,450	Bank of America, NA	07/02/2024	25
EUR	226,540	USD	242,478	Bank of America, NA	07/02/2024	135
USD	588	EUR	540	Bank of America, NA	07/02/2024	9
USD	1,181	EUR	1,100	Bank of America, NA	07/02/2024	3
USD	109	EUR	100	Bank of America, NA	07/02/2024	2
USD	16	EUR	15	Bank of America, NA	07/02/2024	—	(h)
USD	2,364,103	EUR	2,170,816	Bank of America, NA	07/02/2024	39,267
USD	128,013	EUR	117,820	Bank of America, NA	07/02/2024	1,833
USD	348	EUR	321	Bank of America, NA	07/02/2024	4
USD	667	EUR	614	Bank of America, NA	07/02/2024	9
USD	922	EUR	845	Bank of America, NA	07/02/2024	17
USD	5,287	EUR	4,930	Bank of America, NA	07/02/2024	7
EUR	20,692	USD	22,145	Bank of America, NA	07/02/2024	15
USD	1,473	EUR	1,354	Bank of America, NA	07/02/2024	23
USD	94,057	EUR	86,633	Bank of America, NA	07/02/2024	1,278
USD	128,083	EUR	117,885	Bank of America, NA	07/02/2024	1,834
USD	2,762	EUR	2,550	Bank of America, NA	07/02/2024	31
USD	226	EUR	210	Bank of America, NA	07/02/2024	1
USD	1,094	EUR	1,020	Bank of America, NA	07/02/2024	2
USD	22,483	EUR	20,696	Bank of New York Mellon	07/02/2024	318
EUR	358,725	USD	383,836	Barclays Bank plc	07/02/2024	341
USD	128,403	EUR	118,177	Barclays Bank plc	07/02/2024	1,842
USD	645	EUR	600	Barclays Bank plc	07/02/2024	2
USD	697	EUR	650	Barclays Bank plc	07/02/2024	1
USD	1,954	EUR	1,800	Barclays Bank plc	07/02/2024	26
USD	1,281	EUR	1,180	BNP Paribas	07/02/2024	17
EUR	86,633	USD	92,663	BNP Paribas	07/02/2024	117
USD	57,291	EUR	52,803	Citibank, NA	07/02/2024	742
USD	108,478	EUR	99,980	Citibank, NA	07/02/2024	1,404
USD	1,821	EUR	1,700	Citibank, NA	07/02/2024	—	(h)
USD	1,565,537	EUR	1,438,215	Citibank, NA	07/02/2024	25,280
USD	788	EUR	730	Citibank, NA	07/02/2024	7
EUR	99,294	USD	106,075	Citibank, NA	07/02/2024	264
EUR	2,156,136	USD	2,307,820	Citibank, NA	07/02/2024	1,295
EUR	55,860	USD	59,675	Citibank, NA	07/02/2024	148
USD	128,398	EUR	118,240	Deutsche Bank AG	07/02/2024	1,768
EUR	359,797	USD	385,091	Goldman Sachs International	07/02/2024	234
USD	266	EUR	245	Goldman Sachs International	07/02/2024	4
EUR	1,437,745	USD	1,537,855	Goldman Sachs International	07/02/2024	1,898
USD	2,109	EUR	1,962	HSBC Bank plc	07/02/2024	8
USD	108,993	EUR	99,980	Morgan Stanley & Co.	07/02/2024	1,920
USD	1,888	EUR	1,740	Morgan Stanley & Co.	07/02/2024	25
USD	57,564	EUR	52,803	Morgan Stanley & Co.	07/02/2024	1,014
EUR	55,860	USD	59,770	Morgan Stanley & Co.	07/02/2024	53
EUR	99,294	USD	106,244	Morgan Stanley & Co.	07/02/2024	94
USD	2,054	EUR	1,900	Standard Chartered Bank	07/02/2024	20
USD	2,361	EUR	2,200	Standard Chartered Bank	07/02/2024	5

SEE NOTES TO FINANCIAL STATEMENTS.

148	SIX CIRCLES TRUST	JUNE 30, 2024

Forward foreign currency exchange contracts outstanding as of June 30, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	1,173	EUR	1,080	Standard Chartered Bank	07/02/2024	17
USD	128,229	EUR	117,820	Standard Chartered Bank	07/02/2024	2,049
USD	794	EUR	740	Standard Chartered Bank	07/02/2024	2
USD	1,206	EUR	1,110	Standard Chartered Bank	07/02/2024	17
EUR	358,725	USD	384,123	Standard Chartered Bank	07/02/2024	54
EUR	1,900	USD	2,032	Standard Chartered Bank	07/02/2024	3
USD	128,299	EUR	117,885	Standard Chartered Bank	07/02/2024	2,050
EUR	122,690	USD	131,089	Toronto-Dominion Bank (The)	07/02/2024	306
USD	978	EUR	910	UBS AG London	07/02/2024	4
USD	700	EUR	654	UBS AG London	07/02/2024	—	(h)
USD	1,306	EUR	1,200	UBS AG London	07/02/2024	21
USD	966	EUR	900	UBS AG London	07/02/2024	2
USD	1,763	EUR	1,640	UBS AG London	07/02/2024	7
USD	1,394	EUR	1,280	UBS AG London	07/02/2024	24
USD	6,281	EUR	5,770	UBS AG London	07/02/2024	101
USD	101,558	GBP	79,880	Bank of America, NA	07/02/2024	581
USD	15,926	GBP	12,515	Bank of America, NA	07/02/2024	105
USD	394	GBP	310	Bank of America, NA	07/02/2024	2
USD	865	GBP	680	Bank of America, NA	07/02/2024	5
USD	695	GBP	546	Bank of America, NA	07/02/2024	4
USD	26,842	GBP	21,094	Bank of America, NA	07/02/2024	178
USD	532	GBP	420	Bank of America, NA	07/02/2024	1
USD	216	GBP	170	Bank of America, NA	07/02/2024	1
USD	2,655	GBP	2,090	Bank of America, NA	07/02/2024	13
USD	1,002	GBP	790	Citibank, NA	07/02/2024	3
USD	789	GBP	620	Citibank, NA	07/02/2024	5
USD	1,003	GBP	790	Citibank, NA	07/02/2024	4
USD	101,904	GBP	80,120	Deutsche Bank AG	07/02/2024	625
USD	1,659	GBP	1,300	Goldman Sachs International	07/02/2024	16
USD	1,866	GBP	1,471	Goldman Sachs International	07/02/2024	7
USD	305,661	GBP	240,375	Morgan Stanley & Co.	07/02/2024	1,803
USD	783	GBP	615	Morgan Stanley & Co.	07/02/2024	6
USD	78,992	GBP	62,120	Morgan Stanley & Co.	07/02/2024	466
USD	315,976	GBP	248,487	Morgan Stanley & Co.	07/02/2024	1,864
USD	101,714	GBP	79,880	Standard Chartered Bank	07/02/2024	737
USD	3,539	GBP	2,770	UBS AG London	07/02/2024	37
USD	588	GBP	460	UBS AG London	07/02/2024	6
HKD	3,260	USD	417	UBS AG London	07/02/2024	—	(h)
USD	8,827	HUF	3,175,920	Bank of America, NA	07/02/2024	216
USD	2,876	JPY	458,980	Bank of America, NA	07/02/2024	23
USD	1,240	JPY	198,980	Bank of America, NA	07/02/2024	3
USD	684,581	JPY	107,130,766	Deutsche Bank AG	07/02/2024	18,718
USD	53,921	JPY	8,406,946	Goldman Sachs International	07/02/2024	1,668
USD	231	JPY	36,070	Royal Bank of Canada	07/02/2024	6
USD	1,254	JPY	195,140	Royal Bank of Canada	07/02/2024	41
USD	1,450	JPY	230,960	Toronto-Dominion Bank (The)	07/02/2024	15
USD	54	JPY	8,600	UBS AG London	07/02/2024	1
USD	7,541	NOK	79,350	UBS AG London	07/02/2024	109
NZD	14,912	USD	9,072	Bank of New York Mellon	07/02/2024	11
USD	9,144	NZD	14,912	UBS AG London	07/02/2024	61
USD	22,392	PLN	88,175	Citibank, NA	07/02/2024	488
RON	53,955	USD	11,607	Goldman Sachs International	07/02/2024	3
USD	11,747	RON	53,955	Goldman Sachs International	07/02/2024	137

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	149

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
SEK	127,115	USD	11,973	Bank of America, NA	07/02/2024	21
USD	12,636	SEK	133,320	Citibank, NA	07/02/2024	58
USD	3,657	SEK	38,588	Citibank, NA	07/02/2024	17
USD	51	SEK	540	Citibank, NA	07/02/2024	—	(h)
SEK	37,728	USD	3,554	Westpac Banking Corp.	07/02/2024	6
USD	89	SGD	120	Goldman Sachs International	07/02/2024	—	(h)
USD	282	SGD	380	Toronto-Dominion Bank (The)	07/02/2024	1
USD	13,543	SGD	18,291	Toronto-Dominion Bank (The)	07/02/2024	54
USD	11,088	THB	404,230	Deutsche Bank AG	07/02/2024	73
THB	790,270	USD	21,523	Goldman Sachs International	07/02/2024	11
USD	480	CAD	652	HSBC Bank plc	07/19/2024	3
USD	10,229	CAD	13,866	HSBC Bank plc	07/19/2024	89
USD	2,776	CHF	2,476	Goldman Sachs International	07/19/2024	14
USD	681	DKK	4,651	Morgan Stanley & Co.	07/19/2024	13
USD	204	HUF	73,725	Goldman Sachs International	07/19/2024	4
USD	54	HUF	19,523	HSBC Bank plc	07/19/2024	1
USD	345	NOK	3,663	Citibank, NA	07/19/2024	2
USD	832	PLN	3,307	Barclays Bank plc	07/19/2024	10
USD	574	RON	2,629	Goldman Sachs International	07/19/2024	9
USD	1,100	SEK	11,538	Morgan Stanley & Co.	07/19/2024	11
AUD	602	USD	401	HSBC Bank plc	08/02/2024	1
USD	267	AUD	400	Morgan Stanley & Co.	08/02/2024	—	(h)
USD	5,053	AUD	7,560	Morgan Stanley & Co.	08/02/2024	6
USD	15,840	CZK	369,440	UBS AG London	08/02/2024	36
USD	99	DKK	690	Morgan Stanley & Co.	08/02/2024	—	(h)
USD	501	DKK	3,480	Morgan Stanley & Co.	08/02/2024	—	(h)
USD	86	DKK	600	Morgan Stanley & Co.	08/02/2024	—	(h)
USD	13	DKK	90	UBS AG London	08/02/2024	—	(h)
USD	15,992	EUR	14,900	Bank of New York Mellon	08/02/2024	11
USD	2,674	EUR	2,492	Citibank, NA	08/02/2024	2
USD	69,872	EUR	65,100	Citibank, NA	08/02/2024	48
USD	1,595	EUR	1,486	HSBC Bank plc	08/02/2024	1
USD	515	EUR	480	Morgan Stanley & Co.	08/02/2024	—	(h)
USD	29,666	EUR	27,640	Morgan Stanley & Co.	08/02/2024	20
USD	472	EUR	439	Morgan Stanley & Co.	08/02/2024	—	(h)
USD	6,955	EUR	6,480	Morgan Stanley & Co.	08/02/2024	5
USD	156	EUR	145	UBS AG London	08/02/2024	—	(h)
USD	100,586	GBP	79,495	Bank of New York Mellon	08/02/2024	77
USD	15,888	GBP	12,515	Citibank, NA	08/02/2024	65
USD	28,644	GBP	22,564	HSBC Bank plc	08/02/2024	115
USD	459	GBP	363	HSBC Bank plc	08/02/2024	—	(h)
USD	100,826	GBP	79,740	Morgan Stanley & Co.	08/02/2024	7
USD	393,286	GBP	311,037	Morgan Stanley & Co.	08/02/2024	29
USD	311,285	GBP	246,185	Morgan Stanley & Co.	08/02/2024	23
USD	100,588	GBP	79,495	Standard Chartered Bank	08/02/2024	79
USD	13	GBP	10	UBS AG London	08/02/2024	—	(h)
USD	566	GBP	447	Westpac Banking Corp.	08/02/2024	1
USD	8,603	HUF	3,175,920	Citibank, NA	08/02/2024	2
USD	666,958	JPY	106,562,096	Deutsche Bank AG	08/02/2024	1,394
USD	52,298	JPY	8,302,846	Goldman Sachs International	08/02/2024	440
USD	481	JPY	77,010	Morgan Stanley & Co.	08/02/2024	—	(h)
USD	19,995	JPY	3,201,270	Morgan Stanley & Co.	08/02/2024	—	(h)
USD	7,462	NOK	79,350	Bank of America, NA	08/02/2024	24
USD	199	NOK	2,120	Morgan Stanley & Co.	08/02/2024	1

SEE NOTES TO FINANCIAL STATEMENTS.

150	SIX CIRCLES TRUST	JUNE 30, 2024

Forward foreign currency exchange contracts outstanding as of June 30, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	601	NOK	6,390	Morgan Stanley & Co.	08/02/2024	2
USD	238	NZD	390	Morgan Stanley & Co.	08/02/2024	—	(h)
USD	676	NZD	1,110	Morgan Stanley & Co.	08/02/2024	—	(h)
USD	22,904	PLN	92,185	Citibank, NA	08/02/2024	13
USD	560	RON	2,600	Morgan Stanley & Co.	08/02/2024	—	(h)
USD	192	SGD	260	Morgan Stanley & Co.	08/02/2024	—	(h)
USD	192	SGD	260	Morgan Stanley & Co.	08/02/2024	—	(h)
USD	13,881	SGD	18,791	UBS AG London	08/02/2024	2
USD	1,717	IDR	27,858,741	Goldman Sachs International	09/18/2024	18
USD	30,770	IDR	502,846,282	Morgan Stanley & Co.	09/18/2024	103
USD	783	ILS	2,907	Citibank, NA	09/18/2024	11
USD	1,313	MYR	6,136	Morgan Stanley & Co.	09/18/2024	6
USD	103	PEN	389	Bank of America, NA	09/18/2024	2
USD	103	PEN	389	Citibank, NA	09/18/2024	2
USD	1,254	SGD	1,689	Morgan Stanley & Co.	09/18/2024	4
USD	57,462	CNH	414,200	Morgan Stanley & Co.	09/19/2024	373
KRW	1,045,320	USD	754	Goldman Sachs International	09/19/2024	8
KRW	996,606	USD	727	HSBC Bank plc	09/19/2024	—	(h)
USD	349	CLP	319,372	Citibank, NA	09/23/2024	10

Total unrealized appreciation						129,789

USD	574	AUD	870	Bank of America, NA	07/02/2024	(6)
USD	1,577	AUD	2,370	Bank of America, NA	07/02/2024	(4)
USD	193	AUD	290	Bank of America, NA	07/02/2024	(1)
USD	14,176	AUD	21,300	Bank of New York Mellon	07/02/2024	(33)
USD	113	AUD	170	Goldman Sachs International	07/02/2024	(—	)(h)
USD	401	AUD	602	HSBC Bank plc	07/02/2024	(1)
USD	8,665	AUD	13,015	Morgan Stanley & Co.	07/02/2024	(18)
USD	39,384	AUD	59,170	Royal Bank of Canada	07/02/2024	(89)
USD	132	AUD	200	Standard Chartered Bank	07/02/2024	(2)
USD	193	AUD	290	Toronto-Dominion Bank (The)	07/02/2024	(—	)(h)
USD	14,967	AUD	22,485	UBS AG London	07/02/2024	(33)
USD	18,599	CHF	16,800	Bank of America, NA	07/02/2024	(100)
USD	4,063	CHF	3,670	Bank of America, NA	07/02/2024	(22)
CZK	369,440	USD	15,830	UBS AG London	07/02/2024	(36)
EUR	4,520	USD	4,913	Bank of America, NA	07/02/2024	(72)
USD	492,941	EUR	460,540	Bank of America, NA	07/02/2024	(274)
USD	791	EUR	740	Bank of America, NA	07/02/2024	(2)
USD	1,720	EUR	1,610	Bank of America, NA	07/02/2024	(4)
USD	1,036	EUR	970	Bank of America, NA	07/02/2024	(2)
EUR	3,960	USD	4,304	Barclays Bank plc	07/02/2024	(64)
USD	272,277	EUR	255,000	Barclays Bank plc	07/02/2024	(815)
USD	4,260	EUR	3,980	Barclays Bank plc	07/02/2024	(2)
USD	3,596	EUR	3,360	Citibank, NA	07/02/2024	(3)
EUR	20,000	USD	21,739	Citibank, NA	07/02/2024	(320)
EUR	14,425	USD	15,679	Citibank, NA	07/02/2024	(231)
EUR	154	USD	167	Citibank, NA	07/02/2024	(3)
EUR	2,727	USD	2,963	Citibank, NA	07/02/2024	(43)
EUR	390	USD	424	Goldman Sachs International	07/02/2024	(6)
EUR	2,510	USD	2,725	Goldman Sachs International	07/02/2024	(37)
EUR	4,140	USD	4,500	Morgan Stanley & Co.	07/02/2024	(66)
EUR	4,580	USD	4,978	Morgan Stanley & Co.	07/02/2024	(73)
EUR	1,985	USD	2,157	Morgan Stanley & Co.	07/02/2024	(31)
EUR	4,120	USD	4,478	Morgan Stanley & Co.	07/02/2024	(66)
USD	2,426	EUR	2,270	Standard Chartered Bank	07/02/2024	(5)
USD	1,068	EUR	1,000	Standard Chartered Bank	07/02/2024	(3)
EUR	644	USD	700	UBS AG London	07/02/2024	(10)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	151

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	210	USD	228	UBS AG London	07/02/2024	(3)
GBP	79,495	USD	100,568	Bank of New York Mellon	07/02/2024	(78)
GBP	1,225	USD	1,560	Citibank, NA	07/02/2024	(11)
GBP	99	USD	126	Citibank, NA	07/02/2024	(1)
GBP	12,515	USD	15,886	Citibank, NA	07/02/2024	(65)
GBP	22,564	USD	28,639	HSBC Bank plc	07/02/2024	(115)
GBP	311,037	USD	393,213	Morgan Stanley & Co.	07/02/2024	(31)
GBP	1,290	USD	1,646	Morgan Stanley & Co.	07/02/2024	(15)
GBP	79,740	USD	100,807	Morgan Stanley & Co.	07/02/2024	(8)
GBP	246,185	USD	311,227	Morgan Stanley & Co.	07/02/2024	(25)
GBP	79,495	USD	100,569	Standard Chartered Bank	07/02/2024	(80)
GBP	3,410	USD	4,341	Standard Chartered Bank	07/02/2024	(31)
GBP	447	USD	566	Westpac Banking Corp.	07/02/2024	(1)
USD	417	HKD	3,260	Royal Bank of Canada	07/02/2024	(—)	(h)
HUF	3,175,920	USD	8,613	Citibank, NA	07/02/2024	(2)
JPY	106,562,096	USD	663,814	Deutsche Bank AG	07/02/2024	(1,485)
JPY	1,593,570	USD	10,184	Goldman Sachs International	07/02/2024	(280)
JPY	8,302,846	USD	52,052	Goldman Sachs International	07/02/2024	(446)
JPY	104,099	USD	665	Goldman Sachs International	07/02/2024	(18)
JPY	103,830	USD	664	Toronto-Dominion Bank (The)	07/02/2024	(18)
NOK	79,350	USD	7,456	Bank of America, NA	07/02/2024	(25)
PLN	92,185	USD	22,912	Citibank, NA	07/02/2024	(12)
USD	979	PLN	4,010	Citibank, NA	07/02/2024	(17)
SEK	833	USD	79	Citibank, NA	07/02/2024	(1)
SEK	6,205	USD	591	Citibank, NA	07/02/2024	(5)
SEK	567	USD	54	Goldman Sachs International	07/02/2024	(1)
SGD	18,791	USD	13,860	UBS AG London	07/02/2024	(3)
USD	10,498	THB	386,040	Deutsche Bank AG	07/02/2024	(22)
USD	6,933	AUD	10,440	Bank of America, NA	07/19/2024	(35)
USD	440	CZK	10,394	Barclays Bank plc	07/19/2024	(4)
USD	189	CZK	4,459	Citibank, NA	07/19/2024	(2)
USD	302	CZK	7,192	Morgan Stanley & Co.	07/19/2024	(5)
USD	94	HUF	35,057	Barclays Bank plc	07/19/2024	(1)
USD	94	HUF	35,057	Goldman Sachs International	07/19/2024	(1)
JPY	245,511	USD	1,642	Goldman Sachs International	07/19/2024	(112)
USD	687	NZD	1,136	Citibank, NA	07/19/2024	(4)
USD	27,246	AUD	40,855	Bank of New York Mellon	08/02/2024	(32)
USD	11,620	AUD	17,425	Morgan Stanley & Co.	08/02/2024	(14)
USD	41,247	AUD	61,880	Royal Bank of Canada	08/02/2024	(69)
USD	3,735	CHF	3,345	Bank of America, NA	08/02/2024	(2)
USD	19,162	CHF	17,160	Bank of America, NA	08/02/2024	(12)
USD	603	CHF	540	Morgan Stanley & Co.	08/02/2024	(—)	(h)
USD	101	CHF	90	Morgan Stanley & Co.	08/02/2024	(—)	(h)
USD	95	CHF	85	UBS AG London	08/02/2024	(—)	(h)
USD	23,967	CNY	173,600	Brown Brothers Harriman & Co.	08/02/2024	(5)
USD	1,672,306	CNY	12,113,900	Brown Brothers Harriman & Co.	08/02/2024	(422)
USD	7,843	CNY	56,800	Brown Brothers Harriman & Co.	08/02/2024	(—)	(h)
USD	1,298	DKK	9,025	Goldman Sachs International	08/02/2024	(—)	(h)
USD	11,602	DKK	80,665	Goldman Sachs International	08/02/2024	(2)
USD	892	DKK	6,218	Morgan Stanley & Co.	08/02/2024	(2)
USD	22,177	EUR	20,692	Bank of America, NA	08/02/2024	(16)
EUR	960	USD	1,030	Bank of America, NA	08/02/2024	(1)
USD	384,400	EUR	358,725	Barclays Bank plc	08/02/2024	(357)
USD	92,798	EUR	86,633	BNP Paribas	08/02/2024	(122)
USD	106,230	EUR	99,294	Citibank, NA	08/02/2024	(269)

SEE NOTES TO FINANCIAL STATEMENTS.

152	SIX CIRCLES TRUST	JUNE 30, 2024

Forward foreign currency exchange contracts outstanding as of June 30, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	59,762	EUR	55,860	Citibank, NA	08/02/2024	(151)
USD	2,311,179	EUR	2,156,136	Citibank, NA	08/02/2024	(1,423)
USD	1,540,098	EUR	1,437,745	Goldman Sachs International	08/02/2024	(1,981)
USD	385,655	EUR	359,797	Goldman Sachs International	08/02/2024	(252)
USD	59,857	EUR	55,860	Morgan Stanley & Co.	08/02/2024	(57)
USD	106,398	EUR	99,294	Morgan Stanley & Co.	08/02/2024	(101)
USD	384,684	EUR	358,725	Standard Chartered Bank	08/02/2024	(72)
EUR	653	USD	700	UBS AG London	08/02/2024	(—)	(h)
USD	5,563	GBP	4,400	Bank of New York Mellon	08/02/2024	(—)	(h)
USD	2,288	GBP	1,810	BNP Paribas	08/02/2024	(—)	(h)
USD	7,535	GBP	5,960	BNP Paribas	08/02/2024	(—)	(h)
USD	5,196	GBP	4,110	Morgan Stanley & Co.	08/02/2024	(—)	(h)
USD	797	GBP	630	Morgan Stanley & Co.	08/02/2024	(—)	(h)
USD	418	HKD	3,260	UBS AG London	08/02/2024	(—)	(h)
USD	9,072	NZD	14,912	Bank of New York Mellon	08/02/2024	(11)
USD	11,602	RON	53,955	Goldman Sachs International	08/02/2024	(3)
USD	11,991	SEK	127,115	Bank of America, NA	08/02/2024	(21)
SEK	950	USD	90	Morgan Stanley & Co.	08/02/2024	(—)	(h)
USD	3,559	SEK	37,728	Westpac Banking Corp.	08/02/2024	(6)
USD	21,555	THB	790,270	Goldman Sachs International	08/02/2024	(35)
USD	1,255	THB	46,080	Standard Chartered Bank	08/02/2024	(4)
USD	1,745	MXN	33,500	Citibank, NA	09/18/2024	(64)
USD	1,432	MYR	6,740	Goldman Sachs International	09/18/2024	(4)
USD	25,903	MYR	121,990	Goldman Sachs International	09/18/2024	(90)
USD	1,316	THB	48,057	Citibank, NA	09/18/2024	(3)
CNH	2,479	USD	343	Bank of America, NA	09/19/2024	(2)
USD	769	CNH	5,585	Morgan Stanley & Co.	09/19/2024	(1)
USD	5,827	KRW	7,989,440	Morgan Stanley & Co.	09/19/2024	(4)
USD	80,476	KRW	110,436,820	Morgan Stanley & Co.	09/19/2024	(125)

Total unrealized depreciation						(11,175)

Net unrealized appreciation (depreciation)						118,614

Over the Counter (“OTC”) Interest Rate Swaps contracts outstanding as of June 30, 2024:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	2.44% quarterly	Pay	Morgan Stanley & Co.	11/17/2030	MYR	5,000	(—	)(h)	(78)	(78)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.88% quarterly	Pay	Morgan Stanley & Co.	11/23/2030	MYR	1,030	—		2	2
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.81% quarterly	Pay	Goldman Sachs	05/17/2031	MYR	2,300	—		2	2
CFETS China Fixing Repo Rates 7 Day	2.36% quarterly	Pay	Morgan Stanley & Co.	09/01/2030	CNY	7,000	—		22	22

Total							(—	)(h)	(52)	(52)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	153

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2024:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)		VALUE($)
Bank Of Israel Tel Aviv Interbank Offered 3 Month	4.22% annually	Pay	05/17/2029	ILS	1,000	(2)		(—	)(h)	(2)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2024	JPY	600,000	(11)		9		(2)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% semi-annually	Pay	12/03/2025	JPY	140,000	—	(h)	(4)		(4)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.24% annually	Pay	02/02/2026	JPY	120,000	—	(h)	(1)		(1)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2027	JPY	400,000	(31)		(14)		(45)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2028	JPY	975,000	(162)		(3)		(165)
Bank of Japan Final R155esult: Unsecured Overnight Call Rate TONAR	0.65% annually	Pay	07/08/2029	JPY	140,000	—	(h)	3		3
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2029	JPY	25,000	6		—	(h)	6
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2030	JPY	780,000	257		(21)		236
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% semi-annually	Pay	12/03/2030	JPY	143,500	(—	)(h)	(31)		(31)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.05% annually	Pay	07/08/2032	JPY	120,000	(40)		(10)		(50)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% annually	Pay	07/08/2033	JPY	245,000	(98)		(18)		(116)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.01% annually	Pay	07/08/2034	JPY	200,000	(95)		(29)		(124)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.15% annually	Pay	07/08/2037	JPY	135,000	(78)		(31)		(109)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% annually	Pay	07/08/2043	JPY	210,000	(225)		(38)		(263)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.55% annually	Pay	07/08/2044	JPY	110,000	3		9		12
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.45% annually	Pay	07/08/2048	JPY	115,000	(141)		(28)		(169)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.45% annually	Pay	07/08/2054	JPY	255,000	(463)		(11)		(474)
BBSW ASX Australian 6 Month	2.50% semi-annually	Pay	12/03/2025	AUD	3,390	269		(337)		(68)
BBSW ASX Australian 6 Month	2.55% semi-annually	Pay	12/03/2026	AUD	770	(27)		4		(23)
BBSW ASX Australian 6 Month	2.75% semi-annually	Pay	12/03/2030	AUD	1,035	144		(209)		(65)
BBSW ASX Australian 6 Month	2.80% semi-annually	Pay	12/03/2033	AUD	3,695	(326)		(1)		(327)
BBSW ASX Australian 6 Month	2.80% semi-annually	Pay	12/03/2033	AUD	485	(42)		(1)		(43)
Canadian Overnight Repo Rate Average	4.45% semi-annually	Pay	12/03/2024	CAD	13,145	45		(55)		(10)
Canadian Overnight Repo Rate Average	3.85% semi-annually	Pay	12/03/2026	CAD	3,555	(1)		—	(h)	(1)
Canadian Overnight Repo Rate Average	3.65% semi-annually	Pay	12/03/2027	CAD	10,850	133		(129)		4
Canadian Overnight Repo Rate Average	3.50% semi-annually	Pay	12/03/2029	CAD	3,550	56		(47)		9
Canadian Overnight Repo Rate Average	3.45% semi-annually	Pay	12/03/2032	CAD	3,490	40		(35)		5
Canadian Overnight Repo Rate Average	3.50% semi-annually	Pay	12/03/2033	CAD	800	(2)		5		3
Canadian Overnight Repo Rate Average	3.55% semi-annually	Pay	12/03/2042	CAD	1,895	57		(60)		(3)
Canadian Overnight Repo Rate Average	3.40% semi-annually	Pay	12/03/2049	CAD	480	(1)		(3)		(4)
Canadian Overnight Repo Rate Average	3.30% semi-annually	Pay	12/03/2052	CAD	1,510	36		(56)		(20)
Canadian Overnight Repo Rate Average	3.30% semi-annually	Pay	12/03/2053	CAD	860	23		(32)		(9)
CFETS China Fixing Repo Rates 7 Day	2.30% quarterly	Pay	05/11/2025	CNY	19,045	12		—	(h)	12
CFETS China Fixing Repo Rates 7 Day	2.81% quarterly	Pay	04/12/2026	CNY	3,590	—	(h)	10		10
CFETS China Fixing Repo Rates 7 Day	2.40% quarterly	Pay	05/11/2026	CNY	5,970	7		3		10

SEE NOTES TO FINANCIAL STATEMENTS.

154	SIX CIRCLES TRUST	JUNE 30, 2024

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2024:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CFETS China Fixing Repo Rates 7 Day	2.60% quarterly	Pay	05/11/2028	CNY	91,220	206	145	351
CFETS China Fixing Repo Rates 7 Day	2.40% quarterly	Pay	12/06/2028	CNY	5,000	11	4	15
CFETS China Fixing Repo Rates 7 Day	2.65% quarterly	Pay	05/10/2029	CNY	34,435	155	9	164
Colombia IBR Overnight Nominal Interbank Reference Rate	7.81% quarterly	Pay	05/21/2029	COP	1,000,000	— (h)	(4)	(4)
Colombia IBR Overnight Nominal Interbank Reference Rate	4.44% quarterly	Pay	09/10/2030	COP	2,257,000	— (h)	(101)	(101)
Copenhagen Interbank Offered Rates 6 Month	3.20% annually	Pay	07/10/2034	DKK	1,000	6	(1)	5
Czech Interbank Offered Rates 6 Month	3.51% annually	Pay	03/20/2031	CZK	10,000	(14)	2	(12)
ESTR Volume Weighted Trimmed Mean Rate	1.20% annually	Pay	05/11/2052	EUR	1,810	(182)	(349)	(531)
GPW Benchmark WIBID/WIBOR PLN 6 Months	4.82% annually	Pay	11/28/2030	PLN	1,000	— (h)	3	3
GPW Benchmark WIBID/WIBOR PLN 6 Months	4.35% annually	Pay	05/11/2031	PLN	1,000	(11)	1	(10)
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	08/04/2024	KRW	1,448,000	— (h)	(1)	(1)
KRW Certificate of Deposit 3 Month	1.00% quarterly	Pay	09/01/2025	KRW	2,400,000	— (h)	(51)	(51)
KRW Certificate of Deposit 3 Month	3.14% quarterly	Pay	04/19/2028	KRW	860,000	— (h)	(1)	(1)
KRW Certificate of Deposit 3 Month	1.07% quarterly	Pay	04/27/2030	KRW	200,000	(8)	(9)	(17)
KRW Certificate of Deposit 3 Month	0.97% quarterly	Pay	08/14/2030	KRW	2,100,000	— (h)	(192)	(192)
KRW Certificate of Deposit 3 Month	0.94% quarterly	Pay	08/19/2030	KRW	5,075,000	(83)	(379)	(462)
KRW Certificate of Deposit 3 Month	2.82% quarterly	Pay	04/28/2032	KRW	1,245,595	(13)	(8)	(21)
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	03/10/2033	KRW	1,068,660	(17)	17	— (h)
KRW Certificate of Deposit 3 Month	3.61% quarterly	Pay	11/24/2033	KRW	805,000	— (h)	22	22
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	03/10/2034	KRW	1,820,000	(19)	19	— (h)
KRW Certificate of Deposit 3 Month	3.10% quarterly	Pay	03/10/2043	KRW	161,125	(3)	4	1
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.85% annually	Pay	05/06/2031	HUF	60,000	5	(1)	4
Norway Interbank Offered Rate Fixing 6 Month	3.85% annually	Pay	07/10/2034	NOK	1,300	3	(1)	2
NZD Bank Bill 3 Months	4.24% semi-annually	Pay	06/30/2032	NZD	500	(7)	2	(5)
Singapore Domestic Interbank Overnight Rate Average	3.24% semi-annually	Pay	05/03/2034	SGD	300	4	1	5
SONIA Interest Rate Benchmark	0.45% annually	Pay	03/31/2026	GBP	1,250	— (h)	(127)	(127)
SONIA Interest Rate Benchmark	1.00% annually	Receive	05/08/2026	GBP	1,330	(115)	— (h)	(115)
SONIA Interest Rate Benchmark	1.10% annually	Receive	05/08/2029	GBP	2,010	(308)	(25)	(333)
SONIA Interest Rate Benchmark	1.10% annually	Receive	05/08/2030	GBP	4,590	1,148	(274)	874
SONIA Interest Rate Benchmark	1.15% annually	Receive	05/08/2033	GBP	165	(50)	7	(43)
SONIA Interest Rate Benchmark	1.20% annually	Pay	05/08/2038	GBP	345	(140)	12	(128)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2039	GBP	1,080	(468)	52	(416)
SONIA Interest Rate Benchmark	1.25% annually	Receive	05/08/2043	GBP	895	381	30	411
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2046	GBP	1,865	300	(1,243)	(943)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2048	GBP	1,155	(638)	23	(615)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2054	GBP	950	(579)	13	(566)
Stockholm Interbank Offered Rates 3 months	3.15% annually	Pay	07/10/2032	SEK	1,000	5	1	6
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2030	CHF	1,700	80	45	125
Swiss Average Rate ON Intraday Value	0.13% annually	Pay	11/05/2031	CHF	150	2	(13)	(11)
Swiss Average Rate ON Intraday Value	1.91% annually	Pay	03/31/2033	CHF	400	— (h)	37	37
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2034	CHF	295	24	9	33
Thailand Overnight Repo Rate ON	1.15% quarterly	Pay	11/19/2030	THB	31,000	— (h)	(70)	(70)
Thailand Overnight Repo Rate ON	2.86% quarterly	Pay	04/23/2034	THB	15,000	— (h)	6	6

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	155

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2024:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
United States SOFR	1.75% annually	Pay	06/15/2025	USD	15,200	(730)	235	(495)
United States SOFR	3.50% annually	Receive	06/21/2026	USD	5,500	129	(14)	115
United States SOFR	2.00% annually	Receive	12/21/2027	USD	5,400	448	33	481
United States SOFR	1.22% annually	Receive	08/15/2028	USD	5,797	— (h)	847	847
United States SOFR	1.50% semi-annually	Pay	12/15/2028	USD	27,300	(3,607)	389	(3,218)
United States SOFR	4.25% annually	Receive	03/20/2029	USD	15,800	(512)	449	(63)
United States SOFR	3.50% annually	Pay	12/20/2030	USD	14,000	484	39	523
United States SOFR	3.75% annually	Receive	06/20/2031	USD	2,500	14	20	34
United States SOFR	3.75% annually	Receive	06/20/2031	USD	19,200	(121)	(141)	(262)
United States SOFR	3.50% annually	Receive	12/20/2033	USD	45,100	2,149	(177)	1,972
United States SOFR	3.75% annually	Receive	06/20/2034	USD	4,800	171	(99)	72
United States SOFR	3.75% annually	Pay	12/18/2034	USD	9,700	(22)	96	74
United States SOFR	3.25% annually	Receive	12/20/2053	USD	7,200	834	(161)	673

Total						(1,745)	(2,031)	(3,776)

(a)	Value of floating rate index as of June 30, 2024 was as follows:

FLOATING RATE INDEX
Bank Of Israel Tel Aviv Interbank Offered 3 Month	4.49%
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.08%
BBSW ASX Australian 6 Month	4.74%
Canadian Overnight Repo Rate Average	4.80%
CFETS China Fixing Repo Rates 7 Day	2.30%
Colombia IBR Overnight Nominal Interbank Reference Rate	10.96%
Copenhagen Interbank Offered Rates 6 Month	3.73%
Czech Interbank Offered Rates 6 Month	4.56%
ESTR Volume Weighted Trimmed Mean Rate	3.66%
GPW Benchmark WIBID/WIBOR PLN 6 Months	5.76%
KRW Certificate of Deposit 3 Month	3.60%
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.81%
Norway Interbank Offered Rate Fixing 6 Month	4.85%
NZD Bank Bill 3 Months	5.63%
Singapore Domestic Interbank Overnight Rate Average	3.43%
SONIA Interest Rate Benchmark	5.20%
Stockholm Interbank Offered Rates 3 months	3.71%
Swiss Average Rate ON Intraday Value	1.22%
Thailand Overnight Repo Rate ON	2.48%
United States SOFR	5.33%

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (1) as of June 30, 2024:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS)($) (4)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CDX.NA.IG.42-V1	1.00	quarterly	06/20/2029	0.53	USD	4,390	(96)	4	(92)

Total							(96)	4	(92)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include

SEE NOTES TO FINANCIAL STATEMENTS.

156	SIX CIRCLES TRUST	JUNE 30, 2024

upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Written Put Option contracts on securities as of June 30, 2024:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 07/15/2054	Citigroup Global Markets, Inc.	(1,500)	USD	(491)	USD	96.62	07/08/2024	$(5)
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 07/15/2054	Citigroup Global Markets, Inc.	(2,000)	USD	(823)	USD	96.79	07/08/2024	(8)
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 07/15/2054	Citigroup Global Markets, Inc.	(22,500)	USD	(15,805)	USD	97.25	07/08/2024	(163)

								(176)

Written Call Option contracts on securities as of June 30, 2024:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 07/15/2054	Citigroup Global Markets, Inc.	(9,500)	USD	(252)	USD	97.97	07/08/2024	(3)

								(3)

Total Written Options Contracts (Premiums Received $102)								(179)

Reverse Repurchase Agreemets
COUNTERPARTY	BORROWING RATE	SETTLEMENT DATE	MATURITY DATE	AMOUNT BORROWED	PAYABLE FOR REVERSE REPURCHASE AGREEMENTS	COLLATERAL PLEDGED/ (RECEIVED)	NET AMOUNT (DUE TO)/FROM COUNTERPATRY
Wells Fargo Bank NA	5.43%	6/13/2024	7/15/2024	(90,030)	(13,672)	13,672	—
Citigroup Global Markets Ltd.	5.44%	6/13/2024	7/15/2024	(57,574)	(5,979)	5,979	—

					(19,651)

Accounted for as Secured Borrowings
Remaining Contractual Maturity of the Agreements
	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	31-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Reverse Repurchase Agreements
Mortgage Backed Securities	—	(19,651)	—	—	(19,651)

Payable for Reverse Repurchase Agreements

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of June 30, 2024.
ASX	— Australian Stock Exchange
BAM	— Insured by Build America Mutual
BBSW	— Bank Bill Swap Rate
CDX	— Credit Default Swap Index
CFETS	— China Foreign Exchange Trade System
CLO	— Collateralized Loan Obligations

CMT	— Constant Maturity Treasury
CPI	— Consumer Price Index
EURIBOR	— Euro Interbank Offered Rate
ESTR	— Euro short-term rate
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	157

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

GNMA	— Government National Mortgage Association
GO	— General Obligation
GPW	— Polish Stock Market
IBR	— Indicador Bancario de Referencia
ICE	— Intercontinental Exchange
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of June 30, 2024. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

KLIBOR	— Kuala Lumpur Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
OYJ	— Public Limited Company
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	— Real Estate Investment Trust
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
STRIP

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2024.
TBA	— To Be Announced
TONAR	— Tokyo Overnight Average Rate
VA	— Veterans Administration
WIBID	— Warsaw Interbank Bid Rate
WIBOR	— Warsaw Interbank Offered Rate
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.

(h)	— Amount rounds to less than 500 shares or principal/ $500.
(t)	— The date shown represents the earliest of the next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2024.

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2024.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2024
(ee)	— Approximately $3,010 of these investments are restricted as collateral for swaps to various brokers.
(ff)	— Approximately $969 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(gg)	— Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(ii)	— Approximately $112 of these investments are restricted as collateral for forwards to Citigroup Global Markets, Inc.
*	— The cost of securities is substantially the same for federal income tax purposes.
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli New Shekel
JPY	— Japanese Yen
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RON	— Romanian Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

158	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Corporate Bond — 0.0% (g)
Consumer Non-cyclical — 0.0% (g)
Healthcare — Services — 0.0% (g)
Tower Health, Series 2020, 4.45%, 02/01/2050 (Cost $868)	1,000	474

Municipal Bonds — 98.6% (t)
Alabama — 3.6%
Alabama Economic Settlement Authority, BP Settlement, Series A, Rev., 4.00%, 09/15/2033	1,000	1,008
Alabama Federal Aid Highway Finance Authority, Garvee,
Series A, Rev., 5.00%, 09/01/2032 (p)	1,160	1,227
Series A, Rev., 5.00%, 09/01/2035 (p)	1,000	1,058
Series A, Rev., 5.00%, 09/01/2036 (p)	2,000	2,070
Alabama Housing Finance Authority, South Oak Residence Project, Rev., 1.25%, 12/01/2025 (z)	4,270	4,212
Alabama Public School and College Authority, Social Bonds,
Series A, Rev., 5.00%, 11/01/2037	6,400	7,058
Series A, Rev., 5.00%, 11/01/2039	10,000	10,956
Alabama Special Care Facilities Financing Authority, Ascension Senior Credit Group, Series C, Rev., 5.00%, 11/15/2046	5,000	5,055
Auburn University, Series A, Rev., 4.00%, 06/01/2041	7,000	6,960
Birmingham-Jefferson Civic Center Authority, Series A, Special Tax, 5.00%, 07/01/2048	3,200	3,288
Birmingham-Jefferson Civic Center Authority, City of Birmingham, Rev., 5.00%, 05/01/2048	12,700	13,005
Black Belt Energy Gas District,
Rev., 4.00%, 06/01/2051 (z)	23,030	23,113
Series A, Rev., 5.25%, 05/01/2055 (z)	2,000	2,173
Series B1, Rev., 4.00%, 04/01/2053 (z)	2,000	2,006
Series B2, Rev., (SIFMA Municipal Swap Index + 0.65%), 4.53%, 04/01/2053 (aa)	9,250	9,158
Series B, Rev., LIQ: Royal Bank of Canada, 5.25%, 12/01/2053 (z)	4,845	5,238
Series C1, Rev., 5.25%, 02/01/2053 (z)	9,000	9,498
Series C, Rev., 5.50%, 10/01/2054 (z)	5,000	5,476
Series D1, Rev., LIQ: Royal Bank of Canada, 4.00%, 07/01/2052 (z)	3,930	3,953
Black Belt Energy Gas District, Gas Project,
Series D1, Rev., 5.50%, 06/01/2049 (z)	7,100	7,535
Series F, Rev., 5.50%, 11/01/2053 (z)	10,625	11,277
Black Belt Energy Gas District, Gas Project Bonds Project No. 7, Rev., 4.00%, 10/01/2052 (z)	13,120	13,138

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Alabama — continued
Black Belt Energy Gas District, Gas Project No. 8, Series A, Rev., 4.00%, 12/01/2052 (z)	4,910	4,888
Black Belt Energy Gas District, Project No. 4, Series A1, Rev., 4.00%, 12/01/2049 (z)	6,810	6,814
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	5,000	5,003
Black Belt Energy Gas District, Project No. 6, Series B, Rev., 4.00%, 10/01/2052 (z)	9,005	9,025
City of Birmingham, Warrants, Series A, GO, 4.00%, 06/01/2032	4,075	4,188
County of Jefferson Sewer Revenue, Warrants,
Rev., 5.00%, 10/01/2035	2,285	2,556
Rev., 5.00%, 10/01/2036	1,455	1,620
Rev., 5.00%, 10/01/2037	8,685	9,617
Rev., 5.00%, 10/01/2038	2,190	2,407
Rev., 5.00%, 10/01/2039	4,285	4,697
Rev., 5.25%, 10/01/2049	3,805	4,070
Energy Southeast A Cooperative District,
Series A1, Rev., 5.50%, 11/01/2053 (z)	1,500	1,615
Series B1, Rev., 5.75%, 04/01/2054 (z)	650	714
Series B, Rev., 5.25%, 07/01/2054 (z)	7,695	8,232
Health Care Authority for Baptist Health, Affiliate of UAB Health System Community, Rev., 5.00%, 11/15/2032	10,495	11,371
Health Care Authority of the City of Huntsville, Health System,
Series B1, Rev., 4.00%, 06/01/2045	1,750	1,672
Series B1, Rev., 5.00%, 06/01/2038	1,000	1,051
Homewood Educational Building Authority, Rev., 5.50%, 10/01/2049	3,500	3,706
Hoover Industrial Development Board, Green Bonds, Rev., AMT, 6.38%, 11/01/2050 (z)	2,375	2,647
Hoover Industrial Development Board, United States Steel Corporation, Rev., AMT, 5.75%, 10/01/2049	3,500	3,641
Huntsville Public Building Authority, Rev., 5.00%, 02/01/2052	3,000	3,168
Industrial Development Board of the City of Mobile Alabama, Alabama Power Co. Barry Plant, Rev., 3.65%, 07/15/2034 (z)	8,795	8,775
Lower Alabama Gas District (The), Gas Project Revenue Bonds, Rev., 4.00%, 12/01/2050 (z)	3,250	3,252
Madison Water & Wastewater Board, Rev., 5.25%, 12/01/2048	1,700	1,888
Mobile County Industrial Development Authority, Rev., AMT, 5.00%, 06/01/2054	3,300	3,354
Selma Industrial Development Board, International Paper Co. Project, Rev., 1.38%, 05/01/2034 (z)	1,000	975

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	159

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alabama — continued
Southeast Alabama Gas Supply District, Project No. 1, Series A, Rev., 5.00%, 08/01/2054 (z)	21,175	22,703
Southeast Alabama Gas Supply District, Project No. 2, Rev., 5.00%, 06/01/2049 (z)	20,485	21,594
Southeast Energy Authority A Cooperative District, Project #4, Series B1, Rev., 5.00%, 05/01/2053 (z)	5,825	6,052
Southeast Energy Authority A Cooperative District, Project #6,
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 06/01/2030	2,225	2,335
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 01/01/2054 (z)	10,000	10,557
Southeast Energy Authority A Cooperative District, Project 1, Series A, Rev., 4.00%, 11/01/2051 (z)	4,580	4,606
Southeast Energy Authority A Cooperative District, Project 2, Series B, Rev., 4.00%, 12/01/2051 (z)	6,000	5,964
Southeast Energy Authority A Cooperative District, Project No. 3, Series A1, Rev., 5.50%, 01/01/2053 (z)	1,820	1,951
Southeast Energy Authority A Cooperative District, Project No. 5, Series A, Rev., 5.25%, 01/01/2054 (z)	15,000	15,861
State of Alabama Docks Department, Docks,
Series A, Rev., AGM, AMT, 5.00%, 10/01/2025	1,750	1,769
Series A, Rev., AGM, AMT, 5.00%, 10/01/2026	1,890	1,922
Tender Option Bond Trust, Floater Certificates, Series 2022-XF3073, Rev., LIQ: Morgan Stanley Bank NA, 4.18%, 02/01/2053 (e) (z)	10,000	10,000
Tuscaloosa City Board of Education, Warrants, Rev., 5.00%, 08/01/2041 (p)	2,525	2,612
UAB Medicine Finance Authority, Series B, Rev., 5.00%, 09/01/2041	1,750	1,775
University of South Alabama, Rev., AGM, 4.00%, 11/01/2035	2,000	1,991

		371,100

Alaska — 0.2%
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	1,340	1,300
Alaska Housing Finance Corp., General Mortgage Revenue II, Series A, Rev., 4.50%, 06/01/2044	5,000	5,015
Alaska Housing Finance Corp., Social Bonds State Capital,

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Alaska — continued
Rev., 5.00%, 06/01/2032	920	1,010
Rev., 5.00%, 12/01/2032	945	1,038
City of Anchorage Electric Revenue, Senior Lien, Series A, Rev., 5.00%, 12/01/2041 (p)	1,000	1,006
Northern Tobacco Securitization Corp., Senior, Series B2, Rev., Zero Coupon, 06/01/2066	9,475	1,215
State of Alaska International Airports System,
Series C, Rev., AMT, 5.00%, 10/01/2025	1,000	1,016
Series C, Rev., AMT, 5.00%, 10/01/2027	2,000	2,075
Series C, Rev., AMT, 5.00%, 10/01/2030	5,000	5,348

		19,023

Arizona — 1.3%
Arizona Board of Regents, Series A, Rev., 5.00%, 07/01/2043	2,480	2,640
Arizona Health Facilities Authority, Scottsdale Lincoln Hospital Project, Rev., 5.00%, 12/01/2029	2,705	2,721
Arizona Industrial Development Authority,
Rev., 4.00%, 07/01/2061	3,000	2,579
Series 2019-2, Rev., 3.63%, 05/20/2033	1,601	1,503
Series A, Rev., 4.00%, 09/01/2035	225	225
Series A, Rev., 4.00%, 09/01/2036	250	250
Arizona Industrial Development Authority, Greathearts Arizona Project,
Series A, Rev., 5.00%, 07/01/2024	125	125
Series A, Rev., 5.00%, 07/01/2026	125	127
Arizona Industrial Development Authority, Jerome Facilities Project, Series B, Rev., 4.00%, 07/01/2051	2,000	1,781
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Rev., 5.00%, 02/01/2033	2,000	2,231
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Aliante,
Rev., 3.00%, 12/15/2031 (e)	475	434
Rev., 4.00%, 12/15/2041 (e)	500	440
Rev., 4.00%, 12/15/2051 (e)	700	562
Arizona Industrial Development Authority, Sustainable Bonds Equitable, Rev., 5.00%, 11/01/2028	2,870	3,012
Arizona State University,
Series A, Rev., 5.00%, 07/01/2043	1,105	1,166
Series C, Rev., 5.00%, 07/01/2042	2,000	2,045
Arizona State University, Board of Regents,
Series B, Rev., 5.00%, 07/01/2026	100	104
Series B, Rev., 5.00%, 07/01/2042	2,000	2,065
Chandler Industrial Development Authority, Intel Corp. Project,
Rev., AMT, 5.00%, 09/01/2042 (z)	3,000	3,079
Rev., AMT, 5.00%, 09/01/2052 (z)	2,860	2,936

SEE NOTES TO FINANCIAL STATEMENTS.

160	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
City of Bullhead Excise Taxes Revenue, Second Series, Rev., 0.60%, 07/01/2024	250	250
City of Glendale AZ, Rev., 5.00%, 07/01/2038	5,190	5,955
City of Mesa, GO, 5.00%, 07/01/2042	2,665	2,974
City of Mesa Utility System Revenue, Rev., 5.00%, 07/01/2032	1,000	1,069
City of Phoenix, Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2029	1,000	1,069
Series A, Rev., 5.00%, 07/01/2031	2,000	2,132
Series A, Rev., 5.00%, 07/01/2032	1,000	1,066
Series A, Rev., 5.00%, 07/01/2034	3,785	4,119
Series B, Rev., 5.00%, 07/01/2024	130	130
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien,
Series A, Rev., 5.00%, 07/01/2044	1,000	1,058
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,551
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,109
City of Phoenix, Civic Improvement Corp., Junior Lien, Series A, Rev., 5.00%, 07/01/2029	1,515	1,653
City of Phoenix, Civic Improvement Corp., Junior Lien Airport Special Obligation, Rev., 4.00%, 07/01/2040	3,555	3,561
County of Pima Sewer System Revenue, Rev., 5.00%, 07/01/2028	500	535
Gilbert Public Facilities Municipal Property Corp., Rev., 5.00%, 07/01/2026	1,025	1,061
Gilbert Water Resource Municipal Property Corp., Green Bond Senior Lien, Rev., 4.00%, 07/15/2047	1,000	983
Industrial Development Authority of the County of Pima (The), American Leadership Academy,
Rev., 4.00%, 06/15/2025 (e)	2,555	2,541
Rev., 4.00%, 06/15/2027 (e)	2,680	2,655
Rev., 4.00%, 06/15/2030 (e)	1,510	1,485
Industrial Development Authority of the County of Yavapai, Waste Management, Inc. Project, Rev., AMT, 1.30%, 06/01/2027	3,260	2,942
Maricopa County Industrial Development Authority, Rev., 4.00%, 01/01/2048	5,450	5,163
Maricopa County Industrial Development Authority, Banner Health,
Rev., 5.00%, 01/01/2053 (z)	2,925	3,082
Series A3, Rev., 5.00%, 01/01/2053 (z)	3,000	3,261
Series A, Rev., 4.00%, 01/01/2041	4,000	3,947
Maricopa County Pollution Control Corp., Rev., 3.88%, 01/01/2038 (z)	1,165	1,172

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
Maricopa County Pollution Control Corp., Southern California Edison, Rev., 2.40%, 06/01/2035	4,280	3,533
Maricopa County Special Health Care District, Series C, GO, 4.00%, 07/01/2037	21,910	22,105
Maricopa County Unified School District No. 69 Paradise Valley, GO, 4.00%, 07/01/2036	1,170	1,196
Maricopa County Unified School District No. 97-Deer Valley, Series E, GO, 5.00%, 07/01/2025	500	508
Salt River Project Agricultural Improvement & Power District,
Series A, Rev., 5.00%, 12/01/2036	5,000	5,054
Series A, Rev., 5.00%, 12/01/2045	3,200	3,249
Salt River Project Agricultural Improvement & Power District, Salt River Project,
Series A, Rev., 5.00%, 01/01/2026	3,000	3,080
Series B, Rev., 5.00%, 01/01/2044	3,325	3,685
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	447
The Industrial Development Authority of the City of Phoenix Arizona, Republic Services, Inc., Rev., AMT, 4.05%, 12/01/2035 (z)	6,080	6,081

		136,486

Arkansas — 0.1%
Arkansas Development Finance Authority, Rev., 5.00%, 06/01/2027	535	563
Arkansas Development Finance Authority, Big River Steel Project,
Rev., AMT, 4.50%, 09/01/2049 (e)	3,130	3,079
Rev., AMT, 4.75%, 09/01/2049 (e)	7,000	6,939
Arkansas Development Finance Authority, Green Bond United States, Rev., AMT, 5.45%, 09/01/2052	3,000	3,085

		13,666

California — 8.6%
Alameda County, Oakland Unified School District, GO, 5.00%, 08/01/2027	65	67
Anaheim City School District, Election 2016, Series A, GO, 4.00%, 08/01/2048	4,000	3,974
Anaheim Housing & Public Improvements Authority, Series A, Rev., 5.00%, 10/01/2050	1,780	1,805
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,342
Anaheim Union High School District, Capital Appreciation Election 2002, GO, NATL, Zero Coupon, 08/01/2028	2,175	1,900

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	161

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Bay Area Toll Authority, San Francisco Bay Area, Series C, Rev., (SIFMA Municipal Swap Index + 0.45%), 4.33%, 04/01/2056 (aa)	2,675	2,661
Bay Area Toll Authority, San Francisco Bay Area Toll, Rev., (SIFMA Municipal Swap Index + 0.41%), 4.29%, 04/01/2056 (aa)	5,000	4,903
Burbank-Glendale-Pasadena Airport Authority Brick Campaign,
Rev., AMT, 5.25%, 07/01/2040	950	1,055
Rev., AMT, 5.25%, 07/01/2049	5,870	6,340
Cabrillo Unified School District, Election 2018, Series B, GO, 5.00%, 08/01/2050	5,000	5,202
California Community Choice Financing Authority, Series B1, Rev., 4.00%, 02/01/2052 (z)	17,880	17,912
California Community Choice Financing Authority, Clean Energy Project Revenue, Rev., 5.00%, 05/01/2054 (z)	17,000	18,157
California Community Choice Financing Authority, Green Bond, Series A1, Rev., 4.00%, 05/01/2053 (z)	6,860	6,904
California Community Choice Financing Authority, Green Bonds Clean Energy Project,
Rev., 5.00%, 07/01/2053 (z)	11,040	11,590
Rev., 5.00%, 12/01/2053 (z)	6,160	6,494
Rev., 5.00%, 02/01/2054 (z)	3,245	3,439
Rev., 5.25%, 01/01/2054 (z)	14,375	15,149
California Community Choice Financing Authority, Sustainability Bonds Clean Energy, Rev., 5.25%, 11/01/2054 (z)	17,825	19,045
California Community Choice Financing Authority, Sustainable Bond Clean Energy, Rev., 5.50%, 10/01/2054 (z)	2,220	2,428
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	10
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation, Rev., 5.00%, 06/01/2032	340	369
California County, Tobacco Securitization Agency, Sonoma County Securitization,
Rev., 5.00%, 06/01/2031	255	277
Rev., 5.00%, 06/01/2032	250	271
Rev., 5.00%, 06/01/2033	300	325
Rev., 5.00%, 06/01/2049	185	189
California Educational Facilities Authority, Loyola Marymount University, Series A, Rev., NATL, Zero Coupon, 10/01/2037	340	201

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Educational Facilities Authority, University of Southern California, Series C, Rev., 5.25%, 10/01/2024 (p)	210	211
California Health Facilities Financing Authority, Rev., 5.00%, 10/01/2039 (p) (z)	945	965
California Health Facilities Financing Authority, Cedars Sinai Health System, Rev., 4.00%, 08/15/2040	4,050	4,123
California Health Facilities Financing Authority, Children’s Hospital of Orange, Rev., 3.00%, 11/01/2039	3,765	3,320
California Health Facilities Financing Authority, City of Hope, Rev., 5.00%, 11/15/2049	3,000	3,044
California Health Facilities Financing Authority, Commonspirit Health,
Series A, Rev., 4.00%, 04/01/2037	3,000	3,014
Series A, Rev., 4.00%, 04/01/2038	3,500	3,499
Series A, Rev., 5.00%, 04/01/2033	3,000	3,258
California Health Facilities Financing Authority, Episcopal Communities & Service,
Rev., 5.00%, 11/15/2038	570	618
Rev., 5.00%, 11/15/2043	570	603
California Health Facilities Financing Authority, Initial Entrance Fees, Series A, Rev., 3.85%, 11/15/2027	40	40
California Health Facilities Financing Authority, Kaiser Permanente,
Series A2, Rev., 4.00%, 11/01/2044	3,000	2,966
Series A-1-S, Rev., 5.00%, 11/01/2027	2,500	2,659
Series A-2, Rev., 4.00%, 11/01/2038	6,270	6,245
California Health Facilities Financing Authority, PIH Health, Series A, Rev., 5.00%, 06/01/2035	3,010	3,222
California Health Facilities Financing Authority, Stanford Health Care,
Rev., 3.00%, 08/15/2054 (z)	5,000	4,951
Series A, Rev., 5.00%, 11/15/2030	2,000	2,120
California Health Facilities Financing Authority, Sutter Health,
Series A, Rev., 4.00%, 11/15/2048	2,240	2,194
Series A, Rev., 5.00%, 08/15/2043 (p)	465	474
California Health Facilities Financing Authority, Unrefunded, Rev., 5.00%, 10/01/2039 (z)	1,055	1,061
California Housing Finance Agency,
Rev., 3.25%, 08/20/2036	9,262	8,601
Rev., 3.50%, 11/20/2035	1,426	1,363
Rev., 4.25%, 01/15/2035	2,312	2,373
California Housing Finance Agency, Symphony at Del Sur, Rev., 5.00%, 05/01/2054 (z)	425	435

SEE NOTES TO FINANCIAL STATEMENTS.

162	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Infrastructure & Economic Development Bank, J. Paul Getty Trust, Rev., 3.00%, 10/01/2047 (z)	1,000	989
California Infrastructure & Economic Development Bank, Los Angeles County, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 4.58%, 12/01/2050 (aa)	1,370	1,365
California Infrastructure & Economic Development Bank, Sanford Consortium Project, Series A, Rev., 5.00%, 05/15/2031	1,230	1,270
California Infrastructure and Economic Development Bank, Brightline West Passenger, Rev., AMT, 3.95%, 01/01/2050 (e) (z)	19,030	19,034
California Municipal Finance Authority, Community Facilities No. 2023-5 Improvement, Special Tax, 5.50%, 09/01/2048	600	641
California Municipal Finance Authority, Draw Down Waste Management, Rev., AMT, 4.80%, 11/01/2041 (z)	1,460	1,465
California Municipal Finance Authority, Open Door Community Health Center,
Rev., 4.00%, 09/15/2034	920	957
Rev., 4.00%, 09/15/2035	960	997
Rev., 4.00%, 09/15/2036	1,000	1,036
California Municipal Finance Authority, Republic Services, Rev., AMT, 4.38%, 09/01/2053 (z)	4,350	4,578
California Municipal Finance Authority, Republic Services, Inc., Rev., AMT, 3.88%, 03/01/2054 (z)	550	558
California Municipal Finance Authority, Simpson University, Series A, Rev., 6.00%, 10/01/2050 (e)	2,000	2,046
California Municipal Finance Authority, Southern California Institute, Rev., 5.00%, 12/01/2037	745	769
California Municipal Finance Authority, Subordinate Caritas Project, Series B, Rev., 4.00%, 08/15/2041	300	280
California Municipal Finance Authority, Taxable Virginia Oceanside Health Care Center, Rev., 3.64%, 07/01/2030 (e)	2,980	2,658
California Municipal Finance Authority, United Airlines, Inc. Project, Rev., AMT, 4.00%, 07/15/2029	2,500	2,497
California Municipal Finance Authority, Waste Management, Inc. Project, Series A, Rev., AMT, 2.40%, 10/01/2044 (z)	4,960	4,732

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Pollution Control Financing Authority, Plant Bonds,
Rev., AMT, 5.00%, 07/01/2037 (e)	1,500	1,506
Rev., AMT, 5.00%, 11/21/2045 (e)	6,000	6,013
California Pollution Control Financing Authority, Poseidon Resources, Rev., AMT, 5.00%, 07/01/2037 (e)	2,200	2,408
California Pollution Control Financing Authority, Republic Services, Inc.,
Rev., AMT, 4.05%, 11/01/2042 (e) (z)	815	815
Rev., AMT, 4.13%, 07/01/2043 (e) (z)	8,350	8,345
California Public Finance Authority, Enso Village Project, Green Bond, Rev., 5.00%, 11/15/2036 (e)	325	325
California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.00%, 10/15/2032	1,000	1,018
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,249
California State Public Works Board, Series H, Rev., 5.00%, 12/01/2026	1,000	1,023
California State Public Works Board, Corrections Facilities, Series A, Rev., 5.00%, 09/01/2039	7,560	7,574
California State Public Works Board, Forward Delivery, Series A, Rev., 5.00%, 02/01/2030	2,500	2,753
California State Public Works Board, Various Capital Projects,
Rev., 4.00%, 11/01/2030	1,245	1,258
Rev., 4.00%, 11/01/2031	1,000	1,007
Rev., 5.00%, 11/01/2026	565	589
Series D, Rev., 4.00%, 11/01/2037	1,000	1,039
California State Public Works Board, Various Corrections Facilities, Series A, Rev., 5.00%, 09/01/2031	4,560	4,568
California State University, Series A, Rev., 5.00%, 11/01/2044	2,640	2,811
California State University, Systemwide, Series A, Rev., 4.00%, 11/01/2035	1,000	1,006
California Statewide Communities Development Authority, Series B, Special Assessment, 4.00%, 09/02/2040	570	532
California Statewide Communities Development Authority, Enloe Medical Center, Series A, Rev., AGM, 5.13%, 08/15/2047	500	538
California Statewide Communities Development Authority, Green Bond, Marin General Hospital, Rev., 4.00%, 08/01/2045	3,000	2,638

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	163

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Statewide Communities Development Authority, Loma Linda University Medical, Rev., 5.50%, 12/01/2058 (e)	2,000	2,050
California Statewide Communities Development Authority, Loma Linda University Medical Center,
Rev., 5.25%, 12/01/2044	6,065	6,082
Rev., 5.50%, 12/01/2054	1,100	1,103
Series A, Rev., 5.00%, 12/01/2026 (e)	300	306
Series A, Rev., 5.00%, 12/01/2041 (e)	2,000	2,021
Series A, Rev., 5.25%, 12/01/2056 (e)	9,750	9,826
California Statewide Communities Development Authority, Montage Health, Series A, Rev., 4.00%, 06/01/2028	435	450
California Statewide Communities Development Authority, Southern California Edison, Rev., 4.50%, 11/01/2033	1,000	1,056
Chino Valley Unified School District, Election of 2016, Series C, GO, Zero Coupon, 08/01/2034	125	86
City & County of San Francisco Special Tax District No. 2020-1, Mission Rock Facilities and Services,
Special Tax, 4.00%, 09/01/2031 (e)	300	296
Special Tax, 4.00%, 09/01/2036 (e)	155	149
City & County of San Francisco Special Tax District No. 2020-1, Special Tax,
Special Tax, 5.50%, 09/01/2043 (e)	2,060	2,222
City of Dixon, Community Facilities District Improvement, Special Tax, 4.00%, 09/01/2036	200	196
City of Long Beach Airport System Revenue,
Series C, Rev., AGM, AMT, 5.00%, 06/01/2042	1,000	1,059
Series C, Rev., AGM, AMT, 5.25%, 06/01/2047	1,000	1,070
City of Los Angeles Department of Airports,
Rev., AMT, 5.00%, 05/15/2026	1,500	1,539
Series B, Rev., AMT, 5.00%, 05/15/2046	21,965	22,169
City of Los Angeles Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2032	1,000	1,056
City of Los Angeles Department of Airports, Senior,
Series A, Rev., AMT, 4.75%, 05/15/2040	2,415	2,422
Series B, Rev., 5.00%, 05/15/2034	1,600	1,792
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	4,403
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project,
Rev., AMT, 5.00%, 05/15/2029	4,000	4,260
Rev., AMT, 5.25%, 05/15/2047	4,000	4,274
City of Los Angeles Department of Airports, Senior Bonds Private Activity, Rev., AMT, 5.50%, 05/15/2047	4,625	5,033

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
City of Los Angeles Department of Airports, Subordinate,
Series B, Rev., 5.00%, 05/15/2040	900	1,001
Series C, Rev., AMT, 5.00%, 05/15/2033	1,330	1,379
Series C, Rev., 5.00%, 05/15/2038	2,000	2,022
Series D, Rev., AMT, 5.00%, 05/15/2027	2,605	2,697
Series D, Rev., AMT, 5.00%, 05/15/2028	500	524
Series D, Rev., AMT, 5.00%, 05/15/2029	4,485	4,745
Series E, Rev., 5.00%, 05/15/2039	1,510	1,621
Series E, Rev., 5.00%, 05/15/2044	1,000	1,061
City of Los Angeles Department of Airports, Subordinate Los Angeles International Airport,
Rev., AMT, 5.00%, 05/15/2027	1,235	1,279
Rev., AMT, 5.00%, 05/15/2029	1,000	1,058
Rev., 5.00%, 05/15/2036	1,000	1,094
Rev., AMT, 5.25%, 05/15/2038	1,735	1,821
City of Los Angeles Department of Airports, Subordinate P3 Project,
Series A, Rev., AMT, 5.00%, 05/15/2026	1,180	1,211
Series A, Rev., AMT, 5.00%, 05/15/2046	8,000	8,351
City of Los Angeles Department of Airports, Subordinated Los Angeles International, Rev., AMT, 5.25%, 05/15/2048	3,000	3,096
City of Los Angeles Department of Airports, Subordinated Los Angeles International Airport,
Rev., AMT, 3.25%, 05/15/2049	3,000	2,409
Series D, Rev., AMT, 4.00%, 05/15/2051	23,000	21,546
City of Los Angeles Department of Airports, Sustainable Bond Subordinate, Rev., AMT, 5.00%, 05/15/2036	1,650	1,825
City of Los Angeles Department of Airports, Unrefunded Subordinate, Rev., AMT, 4.00%, 05/15/2038	1,995	1,997
City of Los Angeles Wastewater System Revenue, Subordinate, Series C, Rev., 5.00%, 06/01/2026	500	518
City of Roseville,
Special Tax, 4.00%, 09/01/2040	1,000	942
Special Tax, 5.00%, 09/01/2035	1,160	1,226
City of San Francisco, Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	4,409
City of Santa Rosa Wastewater Revenue, Series A, Rev., 5.00%, 09/01/2033	1,770	1,988
City of Victorville Electric Revenue,
Series A, Rev., 5.00%, 05/01/2038	1,055	1,160
Series A, Rev., 5.00%, 05/01/2039	1,110	1,211
City of Woodland, Facilities District Number 2004 1 Capital Project, Special Tax, 4.00%, 09/01/2041	500	484
Coachella Valley Water District Drinking Water System Revenue, Notes, Series A, Rev., 1.38%, 06/01/2025	2,000	1,946

SEE NOTES TO FINANCIAL STATEMENTS.

164	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Coast Community College District, Election of 2012, Series F, GO, Zero Coupon, 08/01/2040	3,020	1,560
Compton Community Redevelopment Agency Successor Agency, Series A, Tax Allocation, AGM, 5.00%, 08/01/2042	750	815
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	870
County of Los Angeles Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2033	105	113
County of Los Angeles, Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2042	540	563
County of Sacramento, Community Facilities District #2004-1, Special Tax, 5.00%, 09/01/2035	1,335	1,364
CSCDA Community Improvement Authority, Series A, Rev., 5.00%, 01/01/2054 (e)	5,995	4,947
CSCDA Community Improvement Authority, Renaissance at City Center, Series A, Rev., 5.00%, 07/01/2051 (e)	215	209
CSCDA Community Improvement Authority, Social Bonds, Rev., 4.00%, 08/01/2056 (e)	410	358
CSCDA Community Improvement Authority, Union South Bay, Social Bonds, Rev., 4.00%, 07/01/2056 (e)	2,000	1,581
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	665	646
East Bay Municipal Utility District Water System Revenue, Green Bond, Series A, Rev., 5.00%, 06/01/2035	1,200	1,266
East Side Union High School District, 2014 Election Education Tech,
Series D, GO, 5.00%, 08/01/2024	300	300
Series D, GO, 5.00%, 08/01/2025	400	408
Eastern Municipal Water District, Series A, Rev., 3.00%, 07/01/2024	30	30
Elk Grove Finance Authority, Special Tax, 4.00%, 09/01/2040	1,280	1,200
FHLMC Multifamily ML Certificates,
Rev., 0.00%, 12/25/2036 (z)	1,780	1,745
Rev., 4.55%, 08/25/2040	3,604	3,630
Series 2021-ML10, Class A, Rev., 2.03%, 01/25/2038 (e)	333	261
Foothill-De Anza Community College District, Capital Appreciation, Series B, GO, AMBAC, Zero Coupon, 08/01/2032	7,930	6,138
Fremont Unified School District,
Series A, GO, 4.00%, 08/01/2037 (p)	4,755	4,757
Series D, GO, 3.00%, 08/01/2033	1,205	1,121

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Fremont Unified School District, Election 2014, Series E, GO, 4.00%, 08/01/2042	2,230	2,264
Fresno Unified School District, Series D, GO, 2.00%, 08/01/2024	100	100
Golden State Tobacco Securitization Corp., Subordinated, Series B2, Rev., Zero Coupon, 06/01/2066	15,000	1,667
Golden State Tobacco Securitization Corp., Taxable Tobacco Settlement Asset Backed Bonds, Series C, Rev., 2.75%, 06/01/2034	1,900	1,586
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset Backed Bonds, Rev., 5.00%, 06/01/2051	3,235	3,352
Hayward Unified School District, COP, 5.25%, 08/01/2047	3,000	3,099
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Green Bond Measure R, Rev., 5.00%, 06/01/2027	1,000	1,059
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Proposition C, Series A, Rev., 5.00%, 07/01/2027	1,255	1,329
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinated, Green Bonds, Series A, Rev., 5.00%, 06/01/2034	7,000	7,347
Los Angeles County Sanitation Districts Financing Authority, Series A, Rev., 4.00%, 10/01/2033	1,000	1,015
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	750	836
Los Angeles Department of Water,
Series B, Rev., 4.00%, 07/01/2027	1,500	1,545
Series B, Rev., 5.00%, 07/01/2037	740	788
Los Angeles Department of Water & Power,
Series A, Rev., 5.00%, 07/01/2029	1,000	1,097
Series B, Rev., 5.00%, 07/01/2039	500	567
Series C, Rev., 5.00%, 07/01/2038	275	311
Series E, Rev., 5.00%, 07/01/2044	2,000	2,000
Los Angeles Department of Water & Power Water System Revenue,
Series A, Rev., 4.00%, 07/01/2047	8,000	7,913
Series A, Rev., 5.00%, 07/01/2044	1,000	1,002
Los Angeles Department of Water & Power, Power System Bonds, Series C, Rev., 5.00%, 07/01/2037	1,000	1,091
Los Angeles Department of Water & Power, Power System Revenue,
Series A, Rev., 5.25%, 07/01/2049	9,500	10,105
Series B, Rev., 5.00%, 07/01/2038	1,000	1,041

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	165

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Los Angeles Unified School District,
Series A, GO, 3.00%, 01/01/2034	2,000	1,874
Series A, GO, 5.00%, 07/01/2033	2,660	3,088
Series A, GO, 5.00%, 07/01/2034	500	590
Series C, GO, 4.00%, 07/01/2036	1,000	1,039
Series C, GO, 4.00%, 07/01/2038	2,860	2,929
Series C, GO, 5.00%, 07/01/2026	2,285	2,370
Series RYQ, GO, 5.00%, 07/01/2035	1,280	1,423
Los Angeles Unified School District, Election 2008, Series B1, GO, BAM, 5.00%, 07/01/2029	100	107
Los Angeles Unified School District, Sustainability Bonds, Series QRR, GO, 5.00%, 07/01/2026	550	570
Marin Municipal Water District, Subordinate, Rev., 4.00%, 06/15/2045	3,500	3,539
Metropolitan Water District of Southern California,
Rev., 5.00%, 07/01/2037 (z)	550	606
Rev., 5.00%, 01/01/2038	3,015	3,237
Municipal Improvement Corp. of Los Angeles, Real Property, Series B, Rev., 5.00%, 11/01/2039	2,535	2,817
Natomas Unified School District,
Series A, GO, AGM, 4.00%, 08/01/2045	7,740	7,730
Series A, GO, AGM, 4.00%, 08/01/2049	2,655	2,634
Norman Y Mineta San Jose International Airport SJC,
Series A, Rev., AMT, 5.00%, 03/01/2027	1,480	1,524
Series A, Rev., AMT, 5.00%, 03/01/2031	1,000	1,073
Series A, Rev., AMT, 5.00%, 03/01/2032	2,000	2,151
Series A, Rev., AMT, 5.00%, 03/01/2036	1,160	1,193
Northern California Energy Authority, Series A, Rev., 4.00%, 07/01/2049 (z)	2,000	2,000
Norwalk-La Mirada Unified School District, Series D, GO, 3.00%, 08/01/2043	2,000	1,710
Norwalk-La Mirada Unified School District, Election 2014, Series E, GO, 3.00%, 08/01/2050	10,000	8,025
Oakland Unified School District, Election Of 2020,
Series A, GO, AGM, 5.00%, 08/01/2037	1,850	2,128
Series A, GO, AGM, 5.25%, 08/01/2041	1,410	1,616
Oakland Unified School District/Alameda County, Election Of 2012, Series A, GO, AGM, 4.00%, 08/01/2034	1,000	1,013
Ontario International Airport Authority, Series A, Rev., AGM, 5.00%, 05/15/2046	1,500	1,622
Orange County Community Facilities District, District No. 2021-1 Rienda, Series A, Special Tax, 5.00%, 08/15/2033	300	322
Orange County Transportation Authority, 405 Improvement Project, Rev., BAN, 5.00%, 10/15/2024 (p)	3,230	3,245
Oxnard Union High School District, Series B, GO, 5.00%, 08/01/2045	3,000	3,146

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Palo Alto Unified School District, Capital Appreciation Election Of 2008, GO, Zero Coupon, 08/01/2032	15,385	11,842
Palomar Health, Rev., 5.00%, 11/01/2039	4,000	3,806
Palomar Health, Capital Appreciation, Electric of 2004,
Series A, GO, AGC, Zero Coupon, 08/01/2028	500	425
Series A, GO, AGC, Zero Coupon, 08/01/2031	330	249
Peralta Community College District, GO, 5.25%, 08/01/2037	2,000	2,341
Pittsburg Public Financing Authority, Series A, Rev., AGM, 4.13%, 08/01/2047	1,400	1,419
Port of Oakland,
Rev., AMT, 5.00%, 05/01/2028 (p)	2,400	2,515
Rev., AMT, 5.00%, 05/01/2029	980	1,039
Port of Oakland, Intermediate Lien,
Series H, Rev., AMT, 5.00%, 05/01/2027	2,500	2,591
Series H, Rev., AMT, 5.00%, 05/01/2028	1,875	1,965
Rancho Mirage Community Facilities District, Special Tax, 5.00%, 09/01/2049	1,000	1,024
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax, AGM, 5.25%, 09/01/2052	1,085	1,175
Sacramento City Unified School District, GO, BAM, 5.00%, 07/01/2031	525	589
Sacramento City Unified School District, Election of 2020 Measure, GO, BAM, 5.00%, 08/01/2024	860	861
Sacramento County Sanitation Districts Financing Authority, Series A, Rev., 5.00%, 12/01/2044	4,250	4,263
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	2,033
San Bernardino Community College District, Election of 2018, Series A, GO, 3.00%, 08/01/2041 (p)	2,000	2,006
San Diego Community College District, GO, 4.00%, 08/01/2032 (p)	2,910	2,976
San Diego County Regional Airport Authority, Subordinate, Series B, Rev., AMT, 4.00%, 07/01/2036	1,090	1,097
San Diego County Regional Airport Authority, Subordinated, Series B, Rev., AMT, 5.00%, 07/01/2031	775	798
San Diego Public Facilities Financing Authority, Series A, Rev., 5.00%, 05/15/2039	1,565	1,608
San Diego Unified School District, Series K2, GO, Zero Coupon, 07/01/2038	2,045	1,166
San Diego Unified School District, Election 2008, Series E, GO, Zero Coupon, 07/01/2034	1,250	875

SEE NOTES TO FINANCIAL STATEMENTS.

166	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
San Diego Unified School District, Election 2012, Series I, GO, 4.00%, 07/01/2047	8,000	7,843
San Diego Unified School District, Election Of 2008,
Series SR-3A, GO, 5.00%, 07/01/2034	500	586
Series SR-3A, GO, 5.00%, 07/01/2035	500	586
San Dieguito School Facilities Financing Authority, Special Tax, 5.00%, 03/01/2031	1,030	1,099
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Series A, Rev., 4.00%, 07/01/2037	2,350	2,362
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, GO, 5.00%, 08/01/2036	1,875	1,968
San Francisco Bay Area Rapid Transit District, Green Bonds, Series C1, GO, 4.00%, 08/01/2032	1,000	1,042
San Francisco Bay Area Rapid Transit District, Sustainable Bond Transit District, GO, 3.00%, 08/01/2037	2,495	2,249
San Francisco City & County Airport Commission-San Francisco International Airport,
Series H, Rev., AMT, 5.00%, 05/01/2025	1,500	1,517
Series H, Rev., AMT, 5.00%, 05/01/2028	3,000	3,133
San Francisco City & County Airport Commission-San Francisco International Airport, Unrefunded,
Rev., AMT, 5.00%, 05/01/2027	775	800
Series A, Rev., AMT, 5.00%, 05/01/2044	1,495	1,498
San Francisco City & County Airport Comm-San Francisco International Airport,
Rev., AMT, 5.25%, 05/01/2044	5,645	6,170
Series A, Rev., AMT, 5.00%, 05/01/2025	2,000	2,023
Series A, Rev., AMT, 5.00%, 05/01/2027	3,000	3,096
Series A, Rev., AMT, 5.00%, 05/01/2030	2,000	2,140
Series A, Rev., AMT, 5.00%, 05/01/2032	2,000	2,163
Series C, Rev., 5.00%, 05/01/2046	1,920	1,957
Series H, Rev., AMT, 5.00%, 05/01/2027	5,500	5,676
San Francisco City & County Public Utilities Commission Wastewater Revenue, Green Bonds, Series C, Rev., 4.00%, 10/01/2048 (z)	2,290	2,356
San Francisco City & County Redevelopment Agency Successor Agency, Community Facilities No. 6 Mission Bay,
Special Tax, AGM, 5.00%, 08/01/2036	1,000	1,146
Special Tax, AGM, 5.25%, 08/01/2037	1,000	1,160
Special Tax, AGM, 5.25%, 08/01/2038	1,000	1,151
San Jacinto Unified School District, Election 2016, GO, 4.00%, 08/01/2042	3,870	3,950

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
San Joaquin Hills Transportation Corridor Agency, Junior Lien,
Series B, Rev., 5.25%, 01/15/2044	8,020	8,071
Series B, Rev., 5.25%, 01/15/2049	8,000	8,046
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Rev., 4.00%, 01/15/2034	3,000	3,112
San Jose Unified School District, Taxable, GO, 1.01%, 08/01/2027	1,700	1,522
San Mateo County Community College District, Capital Appreciation Election 2005, Series B, GO, NATL, Zero Coupon, 09/01/2035	1,955	1,322
Santa Clara Valley Water District, Water System Utility Improvement, COP, 5.00%, 06/01/2038	2,495	2,769
Santaluz Community Facilities District No. 2, Special Tax, 3.00%, 09/01/2024	95	95
Sierra View Local Health Care District, Tulare Co., Rev., 4.00%, 07/01/2024	475	475
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Rev., 5.25%, 06/01/2046	1,000	1,082
Southern California Public Power Authority, Rev., 5.00%, 04/01/2055 (z)	13,320	14,108
Southern California Public Power Authority, Green Bond Milford Wind Co.,
Rev., 5.00%, 07/01/2024	40	40
Rev., 5.00%, 07/01/2025	250	255
State of California,
GO, 3.00%, 11/01/2040	500	440
GO, 4.00%, 09/01/2028	2,060	2,134
GO, 4.00%, 11/01/2041	1,000	1,001
GO, 5.00%, 09/01/2024	1,670	1,674
GO, 5.00%, 10/01/2026	2,000	2,080
GO, 5.00%, 04/01/2027	145	152
GO, 5.00%, 09/01/2027	2,000	2,116
GO, 5.00%, 04/01/2028	1,000	1,068
GO, 5.00%, 09/01/2028	3,160	3,398
GO, 5.00%, 04/01/2029	80	87
GO, 5.00%, 09/01/2029	2,005	2,196
GO, 5.00%, 11/01/2029	8,215	9,023
GO, 5.00%, 09/01/2034	6,000	6,710
GO, 5.00%, 09/01/2043	3,500	3,941
GO, 5.00%, 10/01/2047	1,500	1,531
Series CU, GO, 5.50%, 12/01/2052	230	249
State of California, Bidding Group A, GO, 5.00%, 09/01/2027	3,000	3,174
State of California, Taxable, GO, 4.60%, 04/01/2038	16,000	15,077
State of California, Taxable Bidding Group A, GO, 1.75%, 10/01/2028	5,000	4,430

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	167

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
State of California, Taxable Group B, GO, 5.50%, 10/01/2025	9,000	9,017
State of California, Various Purpose,
GO, 4.00%, 09/01/2031	1,000	1,008
GO, 4.00%, 11/01/2033	3,550	3,611
GO, 4.00%, 10/01/2035	2,825	2,953
GO, 4.00%, 10/01/2036	8,850	9,210
GO, 4.00%, 10/01/2037	6,000	6,220
GO, 5.00%, 10/01/2029	1,000	1,097
GO, 5.00%, 04/01/2031	1,000	1,124
GO, 5.00%, 03/01/2034	1,455	1,606
GO, 5.00%, 04/01/2035	1,000	1,082
State of California, Veterans Bonds, GO, 5.00%, 12/01/2031	5,500	5,530
Stockton Unified School District, Series B, GO, AGM, 5.00%, 08/01/2031	5,000	5,649
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization,
Rev., 5.00%, 06/01/2027	750	780
Rev., 5.00%, 06/01/2028	750	790
University of California,
Series AR, Rev., 5.00%, 05/15/2041	2,000	2,052
Series BM, Rev., 5.00%, 05/15/2029	1,665	1,826
Series BN, Rev., 5.00%, 05/15/2037	1,000	1,152
Series BN, Rev., 5.00%, 05/15/2038	5,000	5,736
Series BT, Rev., 5.00%, 05/15/2026	4,000	4,137
Series BV, Rev., 5.00%, 05/15/2039	3,000	3,467
University of California, Limited Project,
Series K, Rev., 5.00%, 05/15/2035	1,980	2,032
Series M, Rev., 4.00%, 05/15/2047	1,300	1,285
Series M, Rev., 5.00%, 05/15/2034	1,500	1,571
University of California, Limited Project Bonds, Series Q, Rev., 4.00%, 05/15/2040	1,000	1,017
University of California, Limited Project Revenue Bonds, Series Q, Rev., 5.00%, 05/15/2032	350	394
Upper Santa Clara Valley Joint Powers Authority,
Series A, Rev., 4.00%, 08/01/2045	1,500	1,490
Series A, Rev., 4.00%, 08/01/2050	2,000	1,962
Victor Valley Union High School District, Series B, GO, AGM, 4.00%, 08/01/2036	1,270	1,285
West Contra Costa Healthcare District, Special Tax, 5.00%, 07/01/2027	805	852
William S Hart Union High School District, Capital Appreciation Election 2001, Series B, GO, AGM, Zero Coupon, 09/01/2025	1,960	1,884

		878,644

Colorado — 3.0%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,031

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Aerotropolis Regional Transportation Authority, Rev., 4.25%, 12/01/2041	500	459
Alpine Mountain Ranch Metropolitan District Special Improvement District No. 1, Special Assessment, 4.00%, 12/01/2040	500	461
Board of Water Commissioners City & County of Denver, Green Bond, Series A, Rev., 4.00%, 09/15/2042	2,180	2,180
Brighton Crossing Metropolitan District No. 6, Series A, GO, 5.00%, 12/01/2035	525	509
Castle Oaks Metropolitan District No. 3, GO, AGM, 4.00%, 12/01/2026	220	222
Centennial Water & Sanitation District, Rev., 5.00%, 12/01/2053	2,750	2,984
Centerra Metropolitan District No. 1, Rev., 6.50%, 12/01/2053	500	512
City & County of Denver Airport System Revenue,
Series A, Rev., AMT, 5.00%, 11/15/2026	3,500	3,613
Series A, Rev., AMT, 5.00%, 11/15/2027	3,000	3,116
Series A, Rev., AMT, 5.00%, 11/15/2028	1,000	1,051
Series A, Rev., AMT, 5.00%, 11/15/2029	1,000	1,060
Series A, Rev., AMT, 5.00%, 12/01/2030	3,000	3,214
Series A, Rev., AMT, 5.00%, 11/15/2047	13,500	14,098
Series A, Rev., AMT, 5.50%, 11/15/2053	4,000	4,367
Series B2, Rev., AMT, 5.00%, 11/15/2031 (z)	1,000	1,014
Series B, Rev., 5.25%, 11/15/2053	4,775	5,225
Series D, Rev., AMT, 5.75%, 11/15/2040	4,750	5,438
Series D, Rev., AMT, 5.75%, 11/15/2041	3,000	3,421
Series D, Rev., AMT, 5.75%, 11/15/2045	11,050	12,426
City & County of Denver Airport System Revenue, Subordinate,
Series B, Rev., AMT, 5.00%, 11/15/2029	3,250	3,444
Series B, Rev., AMT, 5.00%, 11/15/2030	6,215	6,656
Series B, Rev., AMT, 5.00%, 11/15/2031	4,250	4,591
Series B, Rev., AMT, 5.50%, 11/15/2037	700	803
City & County of Denver Airport System Revenue, Subordinated,
Series A, Rev., AMT, 5.00%, 12/01/2027	5,840	6,069
Series A, Rev., AMT, 5.00%, 12/01/2034	2,510	2,616
Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	3,079
City & County of Denver CO Airport System Revenue, Rev., AMT, 4.13%, 11/15/2053	5,000	4,769
City & County of Denver Dedicated Excise Tax Revenue, Series A, Rev., 4.00%, 08/01/2051	9,925	9,549
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure, Series A, Rev., AGM, 5.25%, 12/01/2049	2,330	2,576

SEE NOTES TO FINANCIAL STATEMENTS.

168	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Bridge Enterprise, Central 70 Project,
Rev., AMT, 4.00%, 12/31/2025	1,000	999
Rev., AMT, 4.00%, 12/31/2030	1,505	1,466
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project,
Rev., 4.00%, 05/01/2036	175	171
Rev., 4.00%, 05/01/2041	175	164
Colorado Health Facilities Authority,
Rev., 4.00%, 05/15/2052	10,000	9,516
Rev., 5.00%, 05/15/2054	9,000	9,531
Rev., 5.00%, 11/15/2059 (z)	2,000	2,156
Colorado Health Facilities Authority, AdventHealth Obligated Group,
Rev., 3.00%, 11/15/2051	9,790	7,446
Rev., 4.00%, 11/15/2038	2,000	2,002
Rev., 5.00%, 11/15/2038	1,000	1,100
Colorado Health Facilities Authority, Adventist Health System, Rev., 5.00%, 11/15/2036 (z)	1,295	1,335
Colorado Health Facilities Authority, Children’s Hospital, Series C, Rev., 5.00%, 12/01/2030	1,000	1,024
Colorado Health Facilities Authority, Commonspirit Health,
Rev., 5.25%, 11/01/2052	2,710	2,886
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,070
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,325
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,345
Series A2, Rev., 5.00%, 08/01/2044	20,440	21,047
Series A, Rev., 5.00%, 12/01/2034	5,680	6,472
Colorado Health Facilities Authority, Improvement Bonds Christian Living Communities, Rev., 4.00%, 01/01/2042	500	437
Colorado Health Facilities Authority, Intermountain Healthcare, Rev., 5.00%, 05/15/2052	2,500	2,655
Colorado Health Facilities Authority, Sanford Health, Series A, Rev., 4.00%, 11/01/2039	3,400	3,308
Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.00%, 01/01/2030	1,175	1,284
Colorado Housing and Finance Authority, Series H, Rev., GNMA COLL, 3.00%, 05/01/2050	1,560	1,519
Colorado Housing and Finance Authority, Class III Bonds Sustainable Bond, Rev., GNMA COLL, 6.50%, 05/01/2054	695	768
Colorado Housing and Finance Authority, Social Bonds,
Series E, Rev., GNMA, 3.00%, 11/01/2051	2,290	2,214

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Series H, Rev., GNMA, 3.00%, 11/01/2051	1,020	982
Series I, Rev., GNMA COLL, 6.00%, 05/01/2053	1,360	1,473
Series L, Rev., GNMA COLL, 3.25%, 11/01/2051	1,520	1,475
Colorado Housing and Finance Authority, Wintergreen Ridge Apartments Project, Rev., 4.00%, 05/01/2041 (z)	80	80
Colorado Science and Technology Park Metropolitan District No. 1, Series B, Rev., AGM, 4.75%, 12/15/2054	1,000	1,013
Copperleaf Metropolitan District No. 2, GO, BAM, 4.00%, 12/01/2025	470	473
Crystal Valley, Metropolitan District No. 2,
Series A, GO, AGM, 5.00%, 12/01/2028	500	536
Series A, GO, AGM, 5.00%, 12/01/2030	360	397
Dawson Trails Metropolitan District No. 1, GO, Zero Coupon, 12/01/2031	6,740	3,671
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,041
Denver Convention Center Hotel Authority, Senior, Rev., 5.00%, 12/01/2036	1,320	1,342
Denver Urban Renewal Authority, Senior Subordinated Stapleton, Series B, Tax Allocation, 5.00%, 12/01/2025	500	511
E-470 Public Highway Authority,
Rev., 5.00%, 09/01/2040	1,550	1,724
Series B, Rev., (United States SOFR * 0.67 + 0.35%), 3.93%, 09/01/2039 (aa)	1,485	1,485
E-470 Public Highway Authority, Capital Appreciation, Series A, Rev., NATL, Zero Coupon, 09/01/2027	1,250	1,112
E-470 Public Highway Authority, Capital Appreciation School Reform, Series B, Rev., NATL, Zero Coupon, 09/01/2030	290	231
E-470 Public Highway Authority, Senior,
Series A, Rev., 5.00%, 09/01/2027	1,000	1,052
Series A, Rev., 5.00%, 09/01/2028	1,000	1,066
Series A, Rev., 5.00%, 09/01/2040	2,775	2,781
Falcon Area Water & Wastewater Authority, Series A, Rev., 6.75%, 12/01/2034 (e)	3,000	2,943
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, GO, 4.00%, 12/15/2034 (p)	2,000	2,022
Jefferson Center Metropolitan District No. 1,
Series A2, Rev., 4.13%, 12/01/2040	575	525
Series A2, Rev., 4.38%, 12/01/2047	795	725
Jefferson County School District, Series R1, GO, 5.00%, 12/15/2031	2,000	2,154
Jefferson County School District No. R-1, GO, 4.00%, 12/15/2032	1,500	1,569
Kremmling Memorial Hospital District, COP, 6.13%, 12/01/2044 (e)	3,850	3,700

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	169

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Mesa County School District No. 50, GO, 5.50%, 12/01/2049	1,835	2,043
Park Creek Metropolitan District, Senior, Series A, Rev., AGM, 5.00%, 12/01/2043	1,500	1,607
Peak Metropolitan District No. 3, GO, 0.00%, 12/01/2042	3,950	2,383
Public Authority for Colorado Energy, Rev., 6.50%, 11/15/2038	6,000	7,353
Pueblo Urban Renewal Authority, EVRAZ Project Tax, Increment, Tax Allocation, 4.75%, 12/01/2045 (e)	635	431
Regional Transportation District Sales Tax Revenue, Fastracks Project, Series A, Rev., 5.00%, 11/01/2033	1,000	1,162
Regional Transportation District, Denver Transit Partners Eagle,
Series A, Rev., 5.00%, 07/15/2026	575	588
Series A, Rev., 5.00%, 01/15/2027	1,000	1,028
Series A, Rev., 5.00%, 01/15/2032	1,470	1,584
Siena Lake Metropolitan District, GO, 3.75%, 12/01/2041	500	395
South Suburban Park & Recreation District, COP, 4.00%, 12/15/2036	1,350	1,364
Spring Valley Metropolitan District No. 3, Series A, GO, 5.00%, 12/01/2049	1,360	1,284
State of Colorado,
COP, 4.00%, 12/15/2040	1,600	1,585
COP, 6.00%, 12/15/2041	15,000	17,805
Series A, COP, 4.00%, 12/15/2039	1,500	1,515
Series A, COP, 5.00%, 12/15/2029	1,000	1,094
Series L, COP, 5.00%, 03/15/2028	1,000	1,061
Sterling Ranch Community Authority Board, Senior, Rev., 6.50%, 12/01/2054	1,000	1,036
Sterling Ranch Community Authority Board, Special Improvement District No. 1, Special Assessment, 5.63%, 12/01/2043	1,500	1,544
Sterling Ranch Metropolitan District No. 1, GO, 5.00%, 12/01/2040	500	482
University of Colorado, Series B1, Rev., 4.00%, 06/01/2034 (p)	4,000	4,062
University of Colorado, University Enterprise,
Rev., 2.00%, 06/01/2051 (z)	4,000	3,868
Verve Metropolitan District No. 1, GO, 5.00%, 12/01/2036	1,500	1,302
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	425	411
Villages at Johnstown Metropolitan District No. 3, Senior Bond, Series A, GO, 5.00%, 12/01/2040	585	557
Weld County School District No. RE-4,
GO, 5.00%, 12/01/2029	1,100	1,208
GO, 5.00%, 12/01/2031	1,000	1,132
GO, 5.25%, 12/01/2047	5,000	5,537

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Windler Public Improvement Authority, Series A1, Rev., 4.00%, 12/01/2036	2,565	2,281
Windy Gap Firming Project Water Activity Enterprise, Windy Gap Firming Project, Rev., 5.00%, 07/15/2051	5,000	5,330

		303,908

Connecticut — 1.1%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	250
Connecticut Housing Finance Authority, Social Bonds,
Series A1, Rev., 3.50%, 11/15/2051	65	63
Series B, Rev., 4.50%, 11/15/2043	2,725	2,752
Connecticut Housing Finance Authority, Sustainable Bond, Housing Mortgage Finance,
Rev., 5.13%, 11/15/2043	5,000	5,307
Rev., 6.25%, 05/15/2054	4,875	5,287
Connecticut Housing Finance Authority, Sustainable Bonds, Rev., GNMA/FNMA/FHLMC, 4.45%, 11/15/2044	10,000	10,075
Connecticut State Health & Educational Facilities Authority,
Series 2017 B1, Rev., 5.00%, 07/01/2029	4,845	5,329
Series A, Rev., 2.80%, 07/01/2048 (z)	2,000	1,972
Connecticut State Health & Educational Facilities Authority, Connecticut Children’s Medical Center, Rev., 5.25%, 07/15/2048	4,575	4,890
Connecticut State Health & Educational Facilities Authority, Hartford Healthcare Project,
Series A, Rev., 5.00%, 07/01/2026	555	571
Series A, Rev., 5.00%, 07/01/2033	565	604
Connecticut State Health & Educational Facilities Authority, Quinnipiac University Issue, Rev., 5.00%, 07/01/2048	3,000	3,135
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issue,
Rev., 4.00%, 07/01/2035	1,000	1,007
Rev., 4.00%, 07/01/2038	2,500	2,483
Rev., 4.00%, 07/01/2041	2,250	2,138
Rev., 5.00%, 07/01/2024	175	175
Rev., 5.00%, 07/01/2030	865	916
Connecticut State Health & Educational Facilities Authority, Yale New Haven, Series B, Rev., 1.80%, 07/01/2049 (z)	4,000	4,000
Connecticut State Higher Education Supplement Loan Authority, Rev., AMT, 4.13%, 11/15/2040	2,315	2,286

SEE NOTES TO FINANCIAL STATEMENTS.

170	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Program, Series B, Rev., AMT, 5.00%, 11/15/2030	500	525
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University,
Series K, Rev., 4.00%, 07/01/2045	2,625	2,554
Series K, Rev., 5.00%, 07/01/2037	950	1,017
Connecticut State, Health & Educational Facilities Authority, Yale University, Series C1, Rev., 5.00%, 07/01/2040 (z)	2,150	2,292
State of Connecticut,
Series 2021A, GO, 3.00%, 01/15/2026	5,000	4,972
Series 2021A, GO, 3.00%, 01/15/2032	2,250	2,132
Series 2021A, GO, 3.00%, 01/15/2033	500	470
Series 2021A, GO, 4.00%, 01/15/2028	3,500	3,592
Series A, GO, 4.00%, 03/15/2032	850	851
Series B, GO, 5.00%, 08/01/2033	1,750	2,013
Series C, GO, 5.00%, 06/15/2037	40	45
State of Connecticut Special Tax Revenue,
Series A, Rev., 5.00%, 07/01/2028	500	536
Series A, Rev., 5.00%, 05/01/2035	500	556
Series A, Rev., 5.25%, 07/01/2042	10,000	11,226
Series D, Rev., 4.00%, 11/01/2038	3,500	3,566
Series D, Rev., 5.00%, 11/01/2028	1,480	1,596
Series D, Rev., 5.00%, 11/01/2033	1,675	1,883
State of Connecticut, Social Bonds,
Series B, GO, 4.00%, 01/15/2038	500	512
Series F, GO, 5.00%, 11/15/2041	1,525	1,687
State of Connecticut, Special Tax Obligation Bonds, Rev., 5.00%, 05/01/2040	300	325
State of Connecticut, Special Tax Revenue, Transportation Infrastructure, Series A, Rev., 5.00%, 09/01/2031	1,220	1,222
State of Connecticut, Sustainale Bond,
Series B, GO, 4.00%, 01/15/2041	1,000	1,002
Series B, GO, 5.00%, 01/15/2040	1,000	1,123
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation, 4.00%, 04/01/2036 (e)	195	180
Town of Hamden,
GO, BAM, 4.00%, 08/15/2027	535	538
GO, BAM, 5.00%, 08/15/2029	575	616
GO, BAM, 5.00%, 08/15/2031	500	549
Series A, GO, BAM, 5.00%, 08/01/2032	2,255	2,447
University of Connecticut,
Series A, Rev., 5.00%, 02/15/2025	1,200	1,212
Series A, Rev., 5.00%, 01/15/2037	3,000	3,099
Series A, Rev., 5.00%, 08/15/2039	650	735
Series A, Rev., 5.00%, 08/15/2040	860	966

		109,279

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Delaware — 0.3%
Delaware State Economic Development Authority, NRG Energy Project, Rev., 1.25%, 10/01/2045 (z)	4,065	3,857
Delaware State Health Facilities Authority, Christiana Health Care System, Rev., 5.00%, 10/01/2039	5,345	5,635
Delaware Transportation Authority,
Rev., 5.00%, 07/01/2027	1,000	1,055
Rev., 5.00%, 07/01/2033	2,265	2,512
Delaware Transportation Authority, Garvee, Rev., 5.00%, 09/01/2025	1,000	1,020
State of Delaware,
GO, 2.00%, 02/01/2036	6,910	5,464
GO, 4.00%, 02/01/2031	1,000	1,034
GO, 5.00%, 02/01/2028	5,020	5,365
GO, 5.00%, 02/01/2031	85	96

		26,038

District of Columbia — 1.5%
District of Columbia,
Rev., 5.00%, 06/01/2040	1,725	1,735
Series A, Rev., 4.00%, 03/01/2037	2,000	2,043
Series A, Rev., 4.00%, 03/01/2040	10,000	10,060
Series A, GO, 5.00%, 01/01/2027	475	496
Series A, Rev., 5.00%, 03/01/2031	1,500	1,644
Series A, GO, 5.00%, 01/01/2038	1,000	1,136
Series A, GO, 5.00%, 01/01/2040	2,400	2,684
Series B, GO, 5.00%, 06/01/2025	1,000	1,016
Series C, Rev., 4.00%, 05/01/2039	2,500	2,541
Series C, Rev., 4.00%, 05/01/2045	5,000	4,847
Series D, GO, 5.00%, 02/01/2028	820	873
Series D, GO, 5.00%, 02/01/2029	70	76
Series D, GO, 5.00%, 02/01/2034	5,000	5,589
Series E, GO, 5.00%, 06/01/2025	2,000	2,032
Series E, GO, 5.00%, 02/01/2028	110	117
District of Columbia Housing Finance Agency, Rev., 5.00%, 12/01/2028 (z)	225	234
District of Columbia Housing Finance Agency, Kenilworth 166 Apartments, Rev., HUD, 1.25%, 06/01/2025 (z)	3,225	3,181
District of Columbia Income Tax Revenue,
Series A, Rev., 5.00%, 10/01/2035	4,350	5,096
Series A, Rev., 5.00%, 10/01/2037	2,000	2,324
Series A, Rev., 5.00%, 05/01/2038	1,450	1,651
Series A, Rev., 5.00%, 05/01/2039	2,000	2,262
District of Columbia Water & Sewer Authority, Green Bond Subordinate, Series A, Rev., 5.00%, 10/01/2038	1,010	1,092
District of Columbia Water & Sewer Authority, Subordinate, Series C1, Rev., 5.00%, 10/01/2031	2,000	2,265

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	171

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
District of Columbia, Latin American Montessori, Rev., 4.00%, 06/01/2030	655	649
District of Columbia, National Public Radio,
Rev., 4.00%, 04/01/2032 (p)	1,500	1,519
Rev., 5.00%, 04/01/2028 (p)	270	278
Rev., 5.00%, 04/01/2029 (p)	275	283
Metropolitan Washington Airports Authority,
Rev., AMT, 5.00%, 10/01/2026	1,335	1,374
Rev., AMT, 5.00%, 10/01/2029	2,000	2,071
Series A, Rev., AMT, 5.00%, 10/01/2027	1,515	1,571
Metropolitan Washington Airports Authority Aviation Revenue,
Rev., AMT, 4.00%, 10/01/2051	2,500	2,337
Rev., AMT, 5.00%, 10/01/2027	1,000	1,037
Rev., AMT, 5.00%, 10/01/2030 (w)	3,845	4,098
Rev., AMT, 5.00%, 10/01/2044 (w)	3,500	3,720
Series A, Rev., AMT, 5.00%, 10/01/2025	450	457
Series A, Rev., AMT, 5.00%, 10/01/2028	4,880	5,112
Series A, Rev., AMT, 5.00%, 10/01/2030	6,000	6,083
Series A, Rev., AMT, 5.00%, 10/01/2032	5,000	5,351
Series A, Rev., AMT, 5.00%, 10/01/2034	8,000	8,027
Series A, Rev., AMT, 5.00%, 10/01/2044	3,890	3,903
Series A, Rev., AMT, 5.25%, 10/01/2039	1,135	1,252
Series A, Rev., AMT, 5.25%, 10/01/2048	7,000	7,478
Metropolitan Washington Airports Authority Aviation Revenue, Airport System,
Series A, Rev., AMT, 5.00%, 10/01/2033	3,000	3,169
Series A, Rev., AMT, 5.00%, 10/01/2049	5,000	5,132
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital, Rev., AGM, 4.00%, 10/01/2052	10,000	9,459
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Subordinated Dulles Metrorail, Rev., AGM, 4.00%, 10/01/2053	1,965	1,852
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., AGC, 6.50%, 10/01/2041 (p)	350	375
Washington Convention & Sports Authority,
Series A, Rev., 4.00%, 10/01/2034	1,015	1,037
Series A, Rev., 5.00%, 10/01/2033	1,000	1,093
Washington Convention & Sports Authority, Senior Lien,
Series B, Tax Allocation, 5.00%, 10/01/2029	1,000	1,085
Series B, Tax Allocation, 5.00%, 10/01/2030	1,500	1,647
Washington Metropolitan Area Transit Authority,
Series A, Rev., 5.00%, 07/15/2026	1,650	1,709
Series A, Rev., 5.00%, 07/15/2037	2,000	2,179
Series B, Rev., 5.00%, 07/01/2032	1,115	1,158

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

District of Columbia — continued
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, Rev., 5.00%, 07/15/2025	1,990	2,025
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond, Rev., 5.00%, 07/15/2029	3,000	3,268
Washington Metropolitan Area Transit Authority, Green Bond, Series A, Rev., 5.00%, 07/15/2029	1,540	1,678

		148,460

Florida — 4.8%
Alachua County Health Facilities Authority, Oak Hammock at University of Florida, Inc. Project, Rev., 4.00%, 10/01/2031	615	603
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Rev., 5.00%, 12/01/2034	2,570	2,734
Ave Maria Stewardship Community District, Phase 3 Master Improvements Project,
Special Assessment, 2.75%, 05/01/2031	420	384
Special Assessment, 3.13%, 05/01/2041	1,775	1,427
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040	345	334
Belmont II Community Development District, 2020 Assessment Area,
Special Assessment, 2.50%, 12/15/2025	10	10
Special Assessment, 3.13%, 12/15/2030	125	120
Boggy Branch Community Development District, Special Assessment, 2.50%, 05/01/2026	100	97
Boggy Creek Improvement District, Special Assessment, Series 2013, Special Assessment, 5.13%, 05/01/2043 (e)	1,000	1,000
Brevard County Health Facilities Authority, Health First Obligated Group, Rev., 5.00%, 04/01/2052	8,235	8,523
Brevard County Health Facilities Authority, Health First, Inc., Rev., 4.00%, 04/01/2036	1,790	1,787
Broward County Housing Finance Authority, Pinnacle 441 Phase 2, Rev., 4.05%, 09/01/2056 (z)	990	991
Broward County Housing Finance Authority, Solaris Apartments, Series B, Rev., 0.70%, 01/01/2025 (z)	1,470	1,470
Broward County Water & Sewer Utility Revenue, Series A, Rev., 4.00%, 10/01/2038	675	691
Capital Projects Finance Authority, Florida University Project, Series A1, Rev., 5.00%, 10/01/2032	1,350	1,390

SEE NOTES TO FINANCIAL STATEMENTS.

172	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Capital Projects Finance Authority, IPS Enterprises, Inc. Projects, Rev., 7.00%, 06/15/2030 (e)	4,000	4,184
Capital Trust Agency, Inc., Imagine School at North Manatee, Rev., 5.00%, 06/01/2041 (e)	325	314
Capital Trust Agency, Inc., Lutz Preparatory School, Inc. Project, Series A, Rev., 4.00%, 06/01/2041	300	281
Capital Trust Agency, Inc., Tallahassee Classical School, Rev., 4.00%, 07/01/2036 (e)	1,370	1,159
Capital Trust Authority, Ips Enterprises, Inc., Series A, Rev., 6.00%, 06/15/2043 (e)	4,350	4,562
Central Florida Expressway Authority,
Series D, Rev., 5.00%, 07/01/2029	565	611
Series D, Rev., AGM, 5.00%, 07/01/2034	3,000	3,337
Series D, Rev., AGM, 5.00%, 07/01/2035	10,000	11,103
Central Florida Expressway Authority, Senior Lien,
Rev., AGM, 4.00%, 07/01/2038	3,625	3,667
Rev., AGM, 4.00%, 07/01/2039	1,260	1,272
Centre Lake Community Development District, Special Assessment, 3.00%, 05/01/2042	605	476
Chapel Creek Community Development District, Special Assessment, 3.00%, 05/01/2031 (e)	200	183
Charlotte County Industrial Development Authority, Town & Country Utilities Project, Rev., AMT, 5.00%, 10/01/2049 (e)	1,545	1,548
City of Doral FL, GO, 4.00%, 07/01/2043	3,055	3,013
City of Jacksonville, Series A, Rev., 5.00%, 10/01/2034	1,250	1,377
City of Jacksonville, Baptist Health, Rev., VRDO, 3.88%, 07/05/2024 (z)	5,060	5,060
City of Jacksonville, Baptist Health, Rev., VRDO, 3.88%, 07/05/2024 (z)	1,400	1,400
City of Jacksonville, Brooks Rehabilitation Project,
Rev., 4.00%, 11/01/2034	500	490
Rev., 4.00%, 11/01/2045	1,500	1,360
City of Miami Beach, Arts and Cultural Facilities, Series A, GO, 5.25%, 05/01/2053	5,000	5,439
City of Pompano Beach, John Knox Village Project, Series A, Rev., 4.00%, 09/01/2036	175	171
City of Port St. Lucie Stormwater Utility Revenue, Rev., 4.00%, 05/01/2039	1,075	1,077
City of Tallahassee, Energy System Revenue, Rev., 5.00%, 10/01/2028	2,000	2,136

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
City of Tampa, Baycare, Series A, Rev., 5.00%, 11/15/2046	10,000	10,108
City of Tampa, H. Lee Moffitt Cancer Center, Rev., 5.00%, 07/01/2050	2,000	2,058
Collier County Health Facilities Authority, The Moorings, Inc., Rev., 4.00%, 05/01/2052	145	133
County of Broward Port Facilities Revenue, Rev., AMT, 5.50%, 09/01/2052	3,675	3,933
County of Broward Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 5.00%, 09/01/2031	3,000	3,336
County of Broward, Airport System Revenue,
Rev., AMT, 5.00%, 10/01/2033	655	676
Series A, Rev., AMT, 5.00%, 10/01/2028	800	840
Series A, Rev., AMT, 5.00%, 10/01/2036	2,000	2,097
County of Broward, Port Facilities Revenue, Senior Bond, Series B, Rev., AMT, 4.00%, 09/01/2044	3,000	2,847
County of Broward, Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 4.00%, 09/01/2047	3,000	2,879
County of Hillsborough, Rev., 4.00%, 08/01/2034	4,370	4,526
County of Lee Airport Revenue,
Series B, Rev., AMT, 5.00%, 10/01/2029	180	190
Series B, Rev., AMT, 5.00%, 10/01/2032	2,000	2,158
County of Lee Local Option Gas Tax Revenue, Rev., 5.25%, 08/01/2049	13,000	13,736
County of Miami-Dade Aviation Department, Series A, Rev., AMT, 5.00%, 10/01/2033	1,000	1,001
County of Miami-Dade Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2028	7,000	7,009
Rev., 5.00%, 10/01/2041	6,000	6,117
Series A, Rev., 5.00%, 10/01/2025	1,250	1,275
Series A, Rev., AMT, 5.00%, 10/01/2027	1,325	1,327
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,017
Series A, Rev., 5.00%, 10/01/2031	2,000	2,191
Series A, Rev., AMT, 5.00%, 10/01/2044	2,200	2,267
Series A, Rev., AMT, 5.00%, 10/01/2049	3,250	3,322
Series B, Rev., AMT, 5.00%, 10/01/2040	10,000	10,173
County of Miami-Dade FL Water & Sewer System Revenue,
Rev., 5.00%, 10/01/2041	4,500	5,061
Rev., 5.00%, 10/01/2042	5,000	5,599
County of Miami-Dade Seaport Department, Senior Bonds,
Series A, Rev., AMT, 5.00%, 10/01/2030	1,970	2,093

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	173

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series A, Rev., AMT, 5.00%, 10/01/2031	2,975	3,189
Series A, Rev., AMT, 5.00%, 10/01/2033	3,500	3,794
Series A, Rev., AMT, 5.25%, 10/01/2052	2,000	2,113
County of Miami-Dade Seaport Department, Subordinate, Series A1, Rev., AGM, AMT, 4.00%, 10/01/2040	2,675	2,594
County of Miami-Dade Transit System,
Rev., 4.00%, 07/01/2048	5,000	4,835
Series A, Rev., 4.00%, 07/01/2045	2,070	2,022
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	340
County of Miami-Dade, Public Health Trust Program, GO, 4.00%, 07/01/2042	3,000	2,987
County of Monroe Airport Revenue, Key West International Airport, Series 202, Rev., AMT, 5.00%, 10/01/2052	2,450	2,476
County of Orange Water Utility System Revenue, Rev., 5.00%, 10/01/2028	2,040	2,193
Currents Community Development District, Series A, Special Assessment, 4.00%, 05/01/2051 (e)	2,000	1,669
Cypress Mill Community Development District, 2023 Project, Special Assessment, 5.00%, 05/01/2053	1,025	1,015
Daytona Beach Housing Authority, The WM at River Project, Rev., 1.25%, 12/01/2025 (z)	115	113
DG Farms Community Development District, Special Assessment, 3.75%, 05/01/2040	400	357
Duval County Public Schools, Series A, COP, AGM, 5.00%, 07/01/2032	4,750	5,223
Eden Hills Community Development District, Special Assessment, 4.00%, 05/01/2040	300	287
Epperson North Community Development District, Assessment Area, Special Assessment, 2.50%, 05/01/2026	85	82
Epperson Ranch II Community Development District, Assessment Area Two Capital Improvement, Special Assessment, 4.20%, 05/01/2040	1,385	1,281
Florida Development Finance Corp.,
Rev., 5.00%, 06/01/2044 (e)	1,750	1,784
Rev., 5.25%, 06/01/2059 (e)	1,145	1,164
Series A, Rev., 4.00%, 06/01/2030	500	476
Florida Development Finance Corp., Brightline Florida Passenger,
Rev., AMT, 5.00%, 07/01/2041	11,000	11,389
Rev., AGM, AMT, 5.00%, 07/01/2044	7,800	8,209
Rev., AGM, AMT, 5.25%, 07/01/2047	6,050	6,364
Rev., AGM, AMT, 5.25%, 07/01/2053	4,000	4,184
Rev., AMT, 5.50%, 07/01/2053	1,000	1,042

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Rev., AMT, 12.00%, 07/15/2032 (e)	3,980	4,234
Florida Development Finance Corp., Brightline Passenger Rail,
Rev., AMT, 7.50%, 07/01/2057 (e)	6,500	6,616
Rev., AMT, 8.25%, 07/01/2057 (e) (z)	9,225	9,565
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e)	1,200	1,086
Florida Development Finance Corp., Lakeland Regional Health System, Rev., 4.00%, 11/15/2037	2,400	2,434
Florida Development Finance Corp., Mater Academy Project, Series A, Rev., 5.00%, 06/15/2040	400	407
Florida Development Finance Corp., Tampa General Hospital Project, Rev., 5.25%, 08/01/2055 (e)	4,750	4,959
Florida Development Finance Corp., UF Health Jacksonville Project, Rev., 5.00%, 02/01/2035	1,200	1,223
Florida Development Finance Corp., Waste Pro USA, Inc., Rev., AMT, 5.00%, 05/01/2029 (e)	2,500	2,536
Florida Housing Finance Corp.,
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	2,960	3,243
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	520	503
Series 3, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 01/01/2054	650	699
Florida Housing Finance Corp., Social Bond, Social Bond, Series 1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,190	1,155
Florida Housing Finance Corp., Social Bonds,
Series 1, Rev., GNMA/FNMA/FHLMC, 3.50%, 07/01/2052	950	932
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	5,290	5,144
Florida State Board of Governors Florida International University Dormitory Rev, Series A, Rev., BAM, 5.00%, 07/01/2029	1,900	2,054
Florida State Board of Governors University of North Florida Dormitory Revenue, Series A, Rev., BAM, 5.00%, 11/01/2053	6,375	6,741
Fort Pierce Utilities Authority, Series A, Rev., AGM, 5.00%, 10/01/2039	925	1,009
Greater Orlando Aviation Authority,
Series A, Rev., AMT, 5.00%, 10/01/2026 (p)	1,785	1,808
Series A, Rev., AMT, 5.00%, 10/01/2027 (p)	1,875	1,899
Series A, Rev., AMT, 5.00%, 10/01/2030 (p)	1,005	1,018
Series A, Rev., AMT, 5.00%, 10/01/2032	1,500	1,585

SEE NOTES TO FINANCIAL STATEMENTS.

174	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series A, Rev., AMT, 5.00%, 10/01/2046 (p)	5,000	5,145
Series A, Rev., AMT, 5.00%, 10/01/2049	8,880	9,090
Greater Orlando Aviation Authority, Priority Subordinated,
Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,548
Series A, Rev., AMT, 5.00%, 10/01/2036	2,230	2,296
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 4.00%, 05/01/2040	545	508
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 3.88%, 07/05/2024 (z)	13,550	13,550
Hillsborough County Aviation Authority, Tampa, Rev., AMT, 5.00%, 10/01/2040 (p)	750	752
Hillsborough County Industrial Development Authority, Tampa General Hospital Project,
Rev., 4.00%, 08/01/2050	5,000	4,493
Series A, Rev., 4.00%, 08/01/2045	3,275	3,051
Hobe-St Lucie Conservancy District, Special Assessment, 5.88%, 05/01/2055	1,000	1,029
JEA Electric System Revenue,
Series 3A, Rev., 5.00%, 10/01/2035	5,000	5,406
Series IIIB, Rev., 5.00%, 10/01/2032	1,295	1,350
JEA Electric System Revenue, Subordinate, Series A, Rev., 5.00%, 10/01/2031	1,795	2,001
JEA Water & Sewer System Revenue, Series A, Rev., 4.00%, 10/01/2037	750	769
JEA Water & Sewer System Revenue, Subordinated, Series A, Rev., 5.00%, 10/01/2031	885	927
Julington Creek Plantation Community Development District, Special Assessment, Special Assessment, AGM, 5.50%, 05/01/2043	1,500	1,651
Lake Hideaway Community Development District, Assessment Area One, Special Assessment, 5.65%, 05/01/2044	1,000	1,004
Lakewood Ranch Stewardship District, Special Assessment, 5.30%, 05/01/2044	485	490
Lakewood Ranch Stewardship District, Del Webb Project, Special Assessment, 5.00%, 05/01/2037 (e)	1,655	1,679
Lakewood Ranch Stewardship District, Lorraine Lakes Project,
Special Assessment, 3.13%, 05/01/2030 (e)	315	297
Special Assessment, 3.88%, 05/01/2051 (e)	2,000	1,706
Lakewood Ranch Stewardship District, Northeast Sector Project,
Special Assessment, 2.50%, 05/01/2025 (e)	295	291

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Special Assessment, 3.20%, 05/01/2030 (e)	545	513
Special Assessment, 3.50%, 05/01/2040	925	788
Lakewood Ranch Stewardship District, Zario Project, Special Assessment, 2.63%, 05/01/2025	145	143
Lee County Industrial Development Authority, Shell Point/Waterside Health,
Rev., 5.00%, 11/15/2044	3,000	3,083
Rev., 5.00%, 11/15/2049	2,550	2,597
Lee County Industrial Development Authority/FL, Rev., 4.13%, 11/15/2029 (w)	1,000	1,002
Lee Memorial Health System, Series A1, Rev., 4.00%, 04/01/2037	3,000	3,001
Lee Memorial Health System Foundation, Inc., Rev., VRDO, 4.47%, 07/05/2024 (z)	7,000	7,000
Miami Beach Health Facilities Authority, Mount Sinai Medical Center,
Rev., 5.00%, 11/15/2039	2,000	2,004
Rev., 5.00%, 11/15/2044	5,000	5,009
Miami Beach Redevelopment Agency, Tax, Increment Revenue, Tax Allocation, 5.00%, 02/01/2028	1,000	1,003
Miami-Dade County Housing Finance Authority, Cutler Vista, Rev., 5.00%, 03/01/2027 (z)	2,445	2,472
Miami-Dade County Housing Finance Authority, Doral Academy, Inc., Rev., 5.00%, 01/15/2048	1,570	1,573
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	350
Mirada Community Development District, Assessment Area Five, Special Assessment, 5.00%, 05/01/2034	1,620	1,633
North Loop Community Development District, Special Assessment, 6.38%, 05/01/2043	1,000	1,076
North Powerline Road Community Development District, Special Assessment, 3.63%, 05/01/2040	1,345	1,157
Old Hickory Community Development District, Special Assessment, 2.50%, 06/15/2025	55	54
Orange County Health Facilities Authority, Orlando Health Obligated Group, Rev., 4.00%, 10/01/2052	5,000	4,778
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Rev., 4.00%, 08/01/2036	295	294
Orange County Housing Finance Authority, Stratford Point Apartments, Rev., 0.55%, 01/01/2025 (z)	885	885
Orlando Utilities Commission,
Series 2018A, Rev., 5.00%, 10/01/2035	2,480	2,616

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	175

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series A, Rev., 5.00%, 10/01/2027	500	529
Palm Beach County Health Facilities Authority, BRRH Corporation Obligated Group, Rev., 5.00%, 12/01/2024 (p)	1,910	1,920
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,270	2,331
Palm Coast Park Community Development District, Sawmill Branch at Palm Coast Park Homeowners Association, Inc., Special Assessment, 5.13%, 05/01/2051	1,500	1,498
Parkview at Long Lake Ranch Community Development District, Special Assessment, 4.00%, 05/01/2051	800	668
Pasco County School Board, Series A, COP, BAM, 5.00%, 08/01/2036	1,720	1,836
Pine Island Community Development District, Special Assessment, 5.75%, 05/01/2035	3,700	3,716
Pinellas County Housing Finance Authority, Jordan Park Apartments, Rev., HUD, 0.65%, 01/01/2025 (z)	1,135	1,135
Reunion East Community Development District,
Special Assessment, 2.40%, 05/01/2026 (e)	50	48
Special Assessment, 2.85%, 05/01/2031	25	23
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 4.00%, 06/15/2040	500	476
Sarasota County Health Facilities Authority, Sunnyside Village Project, Rev., 5.00%, 05/15/2048	425	411
Sarasota County Public Hospital District, Sarasota Memorial Hospital Project,
Rev., 4.00%, 07/01/2052	6,000	5,746
Rev., 5.00%, 07/01/2052	1,175	1,223
Sarasota County School Board, Series A, COP, 5.00%, 07/01/2033	1,000	1,142
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039	615	613
Sawyers Landing Community Development District, Special Assessment, 3.75%, 05/01/2031	400	377
School District of Broward County, Series A, COP, 5.00%, 07/01/2027	1,500	1,577
Somerset Community Development District, Special Assessment, 4.00%, 05/01/2032	845	819
South Broward Hospital District,
Rev., 4.00%, 05/01/2048	6,500	6,205
Series A, Rev., 4.00%, 05/01/2044	4,000	3,833
South Kendall Community Development District, Special Assessment, 4.25%, 11/01/2037	1,575	1,543

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
St. John’s County School Board,
Series A, COP, AGM, 5.25%, 07/01/2046	1,500	1,658
Series A, COP, AGM, 5.25%, 07/01/2047	3,000	3,295
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.71%, 07/01/2027	4,000	3,630
State of Florida Department of Transportation Turnpike System Revenue,
Series B, Rev., 5.00%, 07/01/2033	1,000	1,121
Series C, Rev., 3.00%, 07/01/2046	1,650	1,346
State of Florida Department of Transportation Turnpike System Revenue, Department Of Transportation, Rev., 4.00%, 07/01/2041	1,000	1,006
State of Florida Department of Transportation Turnpike System Revenue, Turnpike Revenue, Series B, Rev., 3.00%, 07/01/2033	2,390	2,216
State of Florida Department of Transportation Turnpike System, Revenue Refunding, Series A, Rev., 5.00%, 07/01/2026	1,000	1,034
State of Florida, Capital Outlay, Series C, GO, 5.00%, 06/01/2027	1,060	1,094
State of Florida, Department of Transportation, Turnpike System Revenue, Series A, Rev., 5.00%, 07/01/2029	500	546
Stellar North Community Development District, Special Assessment, 4.00%, 05/01/2052	1,305	1,077
Stillwater Community Development District, Project 2021, Special Assessment, 3.00%, 06/15/2031 (e)	225	206
Stonegate Preserve Community Development District, 2023 Project Area, Special Assessment, 5.88%, 12/15/2043	1,000	1,051
Stoneybrook South Community Development District, Fox South Assessment Area,
Special Assessment, 2.50%, 12/15/2025 (e)	280	274
Special Assessment, 3.00%, 12/15/2030 (e)	475	456
Special Assessment, 3.50%, 12/15/2040 (e)	1,030	943
Storey Park Community Development District, Assessment Area Four Project,
Special Assessment, 2.38%, 06/15/2026 (e)	20	19
Special Assessment, 2.88%, 06/15/2031 (e)	60	57
Summit View Community Development District, Assessment Area Two, Special Assessment, 5.63%, 05/01/2044	1,025	1,032
Touchstone Community Development District, Senior Lien, Series A1, Special Assessment, 5.38%, 05/01/2042	1,000	1,040

SEE NOTES TO FINANCIAL STATEMENTS.

176	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Towne Park Community Development District, Assessment Area 3D Project, Special Assessment, 2.63%, 05/01/2025 (e)	130	128
Tradition Community Development District No. 9, Special Assessment, 3.00%, 05/01/2041	130	101
Turtle Run Community Development District, Special Assessment, Series 2, Special Assessment, 5.00%, 05/01/2047	1,500	1,504
Two Rivers West Community Development District, Special Assessment, 5.63%, 05/01/2044 (e)	580	583
Village Community Development District No. 13,
Special Assessment, 1.88%, 05/01/2025 (e)	245	241
Special Assessment, 2.63%, 05/01/2030 (e)	1,455	1,350
Villamar Community Development District, Special Assessment, 3.75%, 05/01/2040	655	605
Volusia County Educational Facility Authority, Educational Facilities Embry Riddle, Rev., 5.00%, 10/15/2029	1,000	1,042
West Hillcrest Community Development District, Series 2023, Special Assessment, 5.50%, 06/15/2053	1,250	1,285
West Villages Improvement District, Special Assessment, Unit Of Development #8, Special Assessment, 5.38%, 05/01/2042	1,875	1,940
Wildwood Utility Dependent District, Senior South Sumter Utilities Project,
Rev., BAM, 5.00%, 10/01/2031	1,300	1,446
Rev., BAM, 5.00%, 10/01/2033	1,150	1,280
Rev., BAM, 5.00%, 10/01/2039	1,490	1,625
Rev., BAM, 5.00%, 10/01/2040	1,610	1,740
Wildwood Utility Dependent District, Senior South Sumter Utility Project, Rev., BAM, 5.00%, 10/01/2052	1,640	1,713
Wildwood Utility Dependent District, Subordinate South Sumter Utilities Project, Rev., BAM, 5.00%, 10/01/2041	650	698

		486,897

Georgia — 3.6%
Bartow County Development Authority, Georgia Power Co. Pollution Bowen Project, Rev., 1.80%, 09/01/2029 (z)	4,425	3,763
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, Combined Utilities Revenue Bonds,
Rev., 4.00%, 03/01/2035	1,100	1,105
Rev., 4.00%, 03/01/2036	1,000	1,004
Rev., 4.00%, 03/01/2037	1,135	1,141
Rev., 4.00%, 03/01/2038	1,000	1,005

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — continued
Brookhaven Development Authority, Children’s Healthcare of Atlanta,
Rev., 5.00%, 07/01/2036	2,425	2,615
Rev., 5.00%, 07/01/2037	2,400	2,581
Series A, Rev., 4.00%, 07/01/2044	3,000	2,951
Brookhaven Urban Redevelopment Agency, Series A, Rev., 4.00%, 07/01/2045	3,260	3,268
City of Atlanta Airport Passenger Facility Charge, Airport Revenue Subordinated, Rev., AMT, 4.00%, 07/01/2038	2,825	2,825
City of Atlanta Department of Aviation,
Series B, Rev., AMT, 5.00%, 07/01/2028	3,300	3,453
Series C, Rev., AMT, 5.00%, 07/01/2026	960	985
Series C, Rev., AMT, 5.00%, 07/01/2034	540	582
Series C, Rev., AMT, 5.00%, 07/01/2048	1,000	1,055
Series G, Rev., AMT, 5.00%, 07/01/2025	750	760
Series G, Rev., AMT, 5.00%, 07/01/2028	2,500	2,616
City of Atlanta Water & Wastewater Revenue, Series B, Rev., 4.00%, 11/01/2037	1,000	1,004
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	2,000	2,139
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,223
Cobb County Hospital Authority, Rev., VRDO, LOC: Truist Bank, 4.00%, 07/05/2024 (z)	8,000	8,000
Cobb County Kennestone Hospital Authority, Revenue Anticipation Certificates, Rev., 5.00%, 04/01/2036	500	516
Cobb County Kennestone Hospital Authority, Wellstar Health System, Inc., Rev., 3.00%, 04/01/2037	700	616
Columbia County Hospital Authority, Anticipation Certificate Wellstar, Rev., 5.13%, 04/01/2053	3,625	3,818
DeKalb County Housing Authority, Kensington Station Project, Series A, Rev., 4.00%, 12/01/2033	10,000	9,893
Development Authority for Fulton County, Jonesboro Road Senior Village, Rev., 3.00%, 10/01/2025 (z)	2,020	2,014
Development Authority of Burke County, Georgia Power Co. Plant Vogtle Project, Rev., 3.38%, 11/01/2053 (z)	1,000	992
Development Authority of Burke County (The), Oglethorpe Power Corp. Scherer Project, Series A, Rev., 1.50%, 01/01/2040 (z)	250	244
Development Authority of Cobb County, The Northwest Classical Academy Project, Rev., 5.70%, 06/15/2038 (e)	605	620
Development Authority of Monroe County (The), Oglethorpe Power Corporation Scherer Project, Series A, Rev., 1.50%, 01/01/2039 (z)	125	122

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	177

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Development Authority of Monroe County, Georgia Power Company Plant Scherer, Rev., 3.88%, 06/01/2042 (z)	1,250	1,254
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer, Rev., 1.00%, 07/01/2049 (z)	1,785	1,633
Development Authority of Rockdale County, Arbours at Conyers Project, Rev., 3.63%, 02/01/2026 (z)	1,085	1,080
George L Smith II Congress Center Authority, Convention Center Hotel, Series 2, Rev., 5.00%, 01/01/2054 (e)	1,000	927
George L Smith II Congress Center Authority, Convention Center Hotel First,
Rev., 4.00%, 01/01/2054	3,850	3,386
Series 1, Rev., 4.00%, 01/01/2036	2,750	2,723
Georgia Housing & Finance Authority,
Rev., 4.70%, 12/01/2054 (w)	15,000	15,057
Series A, Rev., 2.75%, 12/01/2035	500	434
Georgia Ports Authority, Rev., 5.25%, 07/01/2043	2,705	3,029
Georgia State Road & Tollway Authority,
Rev., 5.00%, 06/01/2027	5,250	5,523
Rev., 5.00%, 06/01/2028	5,500	5,887
Rev., 5.00%, 06/01/2030	6,205	6,860
Main Street Natural Gas, Inc.,
Rev., 5.00%, 12/01/2054 (z)	1,730	1,825
Series A, Rev., 4.00%, 07/01/2052 (z)	14,500	14,559
Series A, Rev., 5.00%, 05/15/2033	4,950	5,128
Series A, Rev., 5.00%, 05/15/2043	8,000	8,200
Series A, Rev., 5.00%, 06/01/2053 (z)	15,000	15,857
Series A, Rev., 5.00%, 05/01/2054 (z)	15,925	16,910
Series A, Rev., 5.50%, 09/15/2028	1,000	1,054
Series B, Rev., 5.00%, 06/01/2028	2,500	2,590
Series B, Rev., 5.00%, 06/01/2029	1,500	1,569
Series B, Rev., 5.00%, 12/01/2052 (z)	5,000	5,242
Series B, Rev., 5.00%, 07/01/2053 (z)	8,020	8,507
Series B, Rev., 5.00%, 12/01/2054 (z)	11,185	11,851
Series C, Rev., 4.00%, 03/01/2050 (z)	6,350	6,362
Series C, Rev., 4.00%, 05/01/2052 (z)	15,310	15,359
Series C, Rev., 5.00%, 09/01/2053 (z)	11,285	11,981
Series D, Rev., 5.00%, 05/01/2054 (z)	9,500	10,064
Series E1, Rev., 5.00%, 12/01/2053 (z)	3,000	3,207
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052 (e) (z)	31,600	31,191
Metropolitan Atlanta Rapid Transit Authority, Rev., 5.00%, 07/01/2036	8,500	9,865
Milledgeville & Baldwin County Development Authority, Georgia College & State University Projects,
Rev., 4.00%, 06/15/2037	500	506
Rev., 5.00%, 06/15/2025	360	365
Municipal Electric Authority of Georgia, Rev., 5.00%, 01/01/2059	2,000	2,018

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — continued
Municipal Electric Authority of Georgia, Combined Cycle Project,
Series A, Rev., 5.00%, 11/01/2027	250	262
Series A, Rev., 5.00%, 11/01/2029	250	268
Municipal Electric Authority of Georgia, General Resolution Project, Series A, Rev., 4.00%, 01/01/2037	1,125	1,136
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Rev., 5.00%, 01/01/2059	3,000	3,057
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project,
Series A, Rev., AGM, 5.00%, 07/01/2033	1,610	1,784
Series A, Rev., AGM, 5.00%, 07/01/2035	1,300	1,440
Series A, Rev., AGM, 5.00%, 07/01/2036	2,795	3,087
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project,
Rev., AGM, 4.00%, 01/01/2036	330	335
Rev., AGM, 4.00%, 01/01/2041	1,000	1,001
Rev., AGM, 5.00%, 01/01/2025	200	201
Rev., AGM, 5.00%, 01/01/2027	125	130
Rev., AGM, 5.00%, 07/01/2027	500	523
Rev., 5.00%, 01/01/2039	1,310	1,350
Rev., BAM, 5.00%, 01/01/2049	2,000	2,060
Rev., AGM, 5.00%, 07/01/2053	3,675	3,871
Rev., AGM, 5.00%, 07/01/2055	4,615	4,834
Municipal Electric Authority of Georgia, Power Revenue,
Series HH, Rev., 5.00%, 01/01/2033	1,000	1,047
Series HH, Rev., 5.00%, 01/01/2034	1,000	1,048
Municipal Electric Authority of Georgia, Project One Subordinated,
Rev., 5.00%, 01/01/2029	1,110	1,178
Rev., 5.00%, 01/01/2037	1,250	1,356
Series A, Rev., 5.00%, 01/01/2035	2,245	2,254
Municipal Electric Authority of Georgia, Project One, Subordinated, Series B, Rev., 4.00%, 01/01/2039	1,400	1,393
Municipal Electric Authority of Georgia, Subordinate General Resolution, Rev., 5.00%, 01/01/2033	1,010	1,112
Municipal Electric Authority of Georgia, Subordinate Project One,
Series A, Rev., 5.00%, 01/01/2030	705	758
Series A, Rev., 5.00%, 01/01/2031	1,715	1,868
Paulding County Hospital Authority, Anticipation Certificates Wellstar Health,
Rev., 5.00%, 04/01/2036	325	357
Rev., 5.00%, 04/01/2038	500	542
Private Colleges & Universities Authority, Emory University,
Series B, Rev., 4.00%, 10/01/2038	13,500	13,526
Series B, Rev., 4.00%, 09/01/2039	1,420	1,442
Private Colleges & Universities Authority, Savannah College of Art And Design,

SEE NOTES TO FINANCIAL STATEMENTS.

178	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Rev., 4.00%, 04/01/2038	1,400	1,410
Rev., 5.00%, 04/01/2027	400	416
Savannah Economic Development Authority, International Paper Company Project, Rev., 1.90%, 08/01/2024	150	149
State of Georgia,
Series E, GO, 5.00%, 12/01/2027	1,570	1,635
Series F, GO, 5.00%, 01/01/2025	2,000	2,016
State of Georgia, Bidding Group 1, Series A, GO, 5.00%, 07/01/2033	2,000	2,261
State of Georgia, Bidding Group 2, Series A, GO, 4.00%, 07/01/2035	750	789
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,192
Villa Rica Downtown Development Authority, Arbours At Villa Rica Project, Rev., 1.25%, 08/01/2025 (z)	4,415	4,402

		363,403

Guam — 0.0% (g)
Antonio B. Won Pat International Airport Authority, Rev., AMT, 5.25%, 10/01/2030	750	760
Territory of Guam, Series F, Rev., 4.00%, 01/01/2042	1,000	962

		1,722

Hawaii — 0.3%
City & County Honolulu Wastewater System Revenue, Green Bonds Senior Lien, Rev., 5.00%, 07/01/2040	540	603
City & County Honolulu Wastewater System Revenue, Senior First Bond Resolution, Series A, Rev., 5.00%, 07/01/2035	2,110	2,237
City & County of Honolulu,
Series A, GO, 5.00%, 10/01/2025	15	15
Series A, GO, 5.00%, 09/01/2027	30	32
Series C, GO, 5.00%, 10/01/2028	1,450	1,562
Series C, GO, 5.00%, 10/01/2029	1,000	1,097
City & County of Honolulu, Rail Transit Project,
GO, 3.00%, 07/01/2032	430	410
GO, 3.00%, 07/01/2035	1,000	934
State of Hawaii,
Series FG, GO, 4.00%, 10/01/2032	2,000	2,010
Series FG, GO, 4.00%, 10/01/2033	3,000	3,012
State of Hawaii Airports System Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2032	1,500	1,558
Series A, Rev., AMT, 5.00%, 07/01/2033	1,630	1,693
Series A, Rev., AMT, 5.00%, 07/01/2034	2,000	2,134
Series A, Rev., AMT, 5.00%, 07/01/2035	1,000	1,038
Series A, Rev., AMT, 5.00%, 07/01/2051	1,905	1,973
Series B, Rev., 5.00%, 07/01/2026	1,250	1,292
State of Hawaii Department of Budget & Finance,

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Hawaii — continued
Rev., 3.20%, 07/01/2039	3,000	1,954
Rev., 5.00%, 07/01/2034 (e)	1,350	1,382
State of Hawaii Harbor System Revenue,
Series A, Rev., AMT, 4.00%, 07/01/2031	250	254
Series A, Rev., AMT, 4.00%, 07/01/2032	500	504
Series A, Rev., AMT, 4.00%, 07/01/2033	750	754
Series A, Rev., AMT, 4.00%, 07/01/2034	3,555	3,574
Series A, Rev., AMT, 5.00%, 07/01/2027	250	259
Series A, Rev., AMT, 5.00%, 07/01/2028	500	522
Series A, Rev., AMT, 5.00%, 07/01/2029	250	264
Series C, Rev., 4.00%, 07/01/2032	200	207
State of Hawaii State Highway Fund, Rev., 5.00%, 01/01/2029	1,000	1,079
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,100

		33,453

Idaho — 0.2%
Idaho Health Facilities Authority, Trinity Health Credit Group,
Rev., 4.00%, 12/01/2043	4,460	4,374
Series A, Rev., 5.00%, 12/01/2047	1,715	1,747
Idaho Housing & Finance Association,
Series A, Rev., 5.00%, 08/15/2029	1,000	1,090
Series A, Rev., 5.00%, 08/15/2034	1,130	1,300
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	3,750	4,107
Idaho Housing & Finance Association, Garvee,
Series A, Rev., 4.00%, 07/15/2039	1,440	1,449
Series A, Rev., 5.00%, 07/15/2030	1,250	1,369
Idaho Housing & Finance Association, Transportation Expansion & Mitigation, Rev., 5.00%, 08/15/2037	165	187
Spring Valley Community Infrastructure District No. 1, Assessment Area Two, Special Assessment, 6.25%, 09/01/2053 (e)	1,120	1,161

		16,784

Illinois — 7.1%
Champaign County Community Unit School District No. 4 Champaign, GO, 5.00%, 01/01/2029	1,765	1,805
Chicago Board of Education,
Series A, GO, AGM, 5.00%, 12/01/2026	10	10
Series A, GO, 5.00%, 12/01/2033	2,000	2,066
Series A, GO, 5.00%, 12/01/2041	1,000	1,020
Series A, GO, 5.00%, 12/01/2042	10,000	9,999
Series A, GO, 5.25%, 12/01/2036	5,500	5,913
Series D, GO, 5.00%, 12/01/2046	7,500	7,480
Chicago Board of Education Dedicated Capital Improvement Tax,
Rev., 5.25%, 04/01/2039	3,125	3,459
Rev., 5.75%, 04/01/2048	4,000	4,450
Chicago Board of Education, Capital Appreciation School Reform,

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	179

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series A, GO, NATL, Zero Coupon, 12/01/2024	500	491
Series A, GO, NATL, Zero Coupon, 12/01/2025	255	241
Series A, GO, NATL, Zero Coupon, 12/01/2029	1,220	960
Series B1, GO, NATL, Zero Coupon, 12/01/2028	500	413
Series B1, GO, NATL, Zero Coupon, 12/01/2029	1,105	870
Chicago Board of Education, Dedicated,
Series C, GO, 5.00%, 12/01/2034	2,000	2,045
Series G, GO, 5.00%, 12/01/2034	1,000	1,023
Series H, GO, 5.00%, 12/01/2036	2,000	2,040
Series H, GO, 5.00%, 12/01/2046	1,000	1,002
Chicago Midway International Airport, Series B, Rev., 5.00%, 01/01/2046	10,000	10,087
Chicago Midway International Airport, Senior,
Series C, Rev., AMT, 5.00%, 01/01/2028	2,825	2,932
Series C, Rev., AMT, 5.00%, 01/01/2034	6,000	6,532
Series C, Rev., AMT, 5.00%, 01/01/2040	2,610	2,779
Chicago Midway International Airport, Senior Lien,
Series A, Rev., BAM, AMT, 5.00%, 01/01/2033	2,400	2,618
Series A, Rev., AMT, 5.00%, 01/01/2034	1,660	1,807
Chicago O’Hare International Airport,
Rev., AMT, 5.00%, 01/01/2030	3,400	3,412
Rev., AMT, 5.00%, 01/01/2031	8,500	8,529
Rev., AMT, 5.00%, 01/01/2032	2,000	2,007
Chicago O’Hare International Airport, General Senior Lien, Series B, Rev., 5.00%, 01/01/2053	4,895	5,030
Chicago O’Hare International Airport, Passenger Facility Charge, Rev., AMT, 5.00%, 01/01/2032	3,500	3,500
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., 4.00%, 01/01/2035	3,500	3,575
Series A, Rev., 5.00%, 01/01/2035	6,000	6,481
Series A, Rev., AMT, 5.00%, 01/01/2039	2,000	2,060
Series F, Rev., BAM, 4.25%, 01/01/2047	2,180	2,173
Chicago O’Hare International Airport, Senior Lien Customer Facility, Rev., BAM, 5.25%, 01/01/2042	1,465	1,609
Chicago O’Hare International Airport, Trips Obligated Group, Rev., AMT, 5.00%, 07/01/2048	3,000	3,018
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5357, Rev., 5.00%, 06/01/2028	1,000	1,048
Chicago Transit Authority Sales Tax Receipts Fund,
Rev., 5.00%, 12/01/2044	5,000	5,011
Rev., AGM, 5.00%, 12/01/2044	1,000	1,002

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Rev., 5.25%, 12/01/2049	13,000	13,030
Series A, Rev., 5.00%, 12/01/2045	6,500	6,744
Series A, Rev., BAM, 5.00%, 12/01/2046	4,500	4,762
Chicago Transit Authority Sales Tax Receipts Fund, Second Lien,
Rev., 5.00%, 12/01/2051	4,750	4,788
Series A, Rev., 4.00%, 12/01/2049	4,000	3,833
Series A, Rev., 5.00%, 12/01/2052	5,000	5,186
Series A, Rev., 5.00%, 12/01/2055	2,000	2,050
City of Aurora Waterworks & Sewerage Revenue, Series B, Rev., 4.00%, 12/01/2034	1,565	1,565
City of Berwyn, Series A, GO, 5.00%, 12/01/2029	1,000	1,007
City of Chicago,
Series A, GO, 5.00%, 01/01/2027	5,500	5,659
Series A, GO, 5.00%, 01/01/2033	1,000	1,070
Series A, GO, 5.00%, 01/01/2034	4,500	4,815
Series A, GO, 5.50%, 01/01/2049	6,325	6,536
Series A, GO, 6.00%, 01/01/2038	8,775	9,127
Series B, GO, 4.00%, 01/01/2038 (e)	521	510
Series C, GO, Zero Coupon, 01/01/2027 (p)	500	456
Series C, GO, 5.00%, 01/01/2025	45	45
Series C, GO, 5.00%, 01/01/2028	1,450	1,469
City of Chicago IL Wastewater Transmission Revenue,
Rev., AGM, 5.00%, 01/01/2036	1,000	1,115
Rev., BAM, 5.00%, 01/01/2041	1,000	1,101
Rev., BAM, 5.00%, 01/01/2042	785	865
Rev., BAM, 5.00%, 01/01/2043	1,125	1,233
Rev., AGM, 5.25%, 01/01/2058	1,910	2,055
City of Chicago IL Waterworks Revenue, Rev., AGM, 5.00%, 11/01/2037	1,000	1,107
City of Chicago Special Assessment Revenue, Lakeshore East Project,
Special Assessment, 2.69%, 12/01/2026 (e)	305	292
Special Assessment, 3.04%, 12/01/2028 (e)	270	251
City of Chicago Wastewater Transmission Revenue, Second Lien,
Series B, Rev., AGM, 5.00%, 01/01/2037	1,050	1,168
Series B, Rev., AGM, 5.00%, 01/01/2039	2,000	2,196
Series C, Rev., 5.00%, 01/01/2034	1,950	1,959
City of Chicago Wastewater Transmission Revenue, Second Lien Wastewater Transmission Revenue Bonds, Rev., BAM, 5.00%, 01/01/2044	1,500	1,641
City of Chicago Waterworks Revenue, Second Lien,
Series 2017-2, Rev., AGM, 5.00%, 11/01/2038	3,500	3,633
Series B, Rev., AGM, 5.00%, 11/01/2038	1,000	1,100
Series B, Rev., AGM, 5.00%, 11/01/2039	1,000	1,101

SEE NOTES TO FINANCIAL STATEMENTS.

180	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
City of Chicago Waterworks Revenue, Second Lien Project,
Rev., 4.00%, 11/01/2037	215	215
Rev., 5.00%, 11/01/2044	5,410	5,419
City of Chicago, Chicago Works,
Series A, GO, 5.25%, 01/01/2038	2,680	2,890
Series A, GO, 5.50%, 01/01/2039	1,180	1,283
Series A, GO, 5.50%, 01/01/2040	1,000	1,082
Series A, GO, 5.50%, 01/01/2041	1,000	1,060
Series A, GO, 5.50%, 01/01/2043	1,500	1,580
City of Chicago, Wastewater Transmission Revenue, Second Lien,
Rev., 5.00%, 01/01/2039	4,005	4,007
Series A, Rev., AGM, 5.25%, 01/01/2048	5,000	5,416
Series B, Rev., AGM-CR, 5.00%, 01/01/2027	1,000	1,039
Series B, Rev., AGM, 5.00%, 01/01/2029	300	323
Series B, Rev., AGM, 5.00%, 01/01/2038	1,940	2,146
City of Chicago, Waterworks Revenue, Second Lien,
Rev., 5.00%, 11/01/2034	7,000	7,017
Series A, Rev., AGM, 5.25%, 11/01/2048	1,500	1,638
Series B, Rev., AGM, 4.00%, 11/01/2040	4,320	4,260
Series B, Rev., AGM, 5.00%, 11/01/2028	300	320
Series B, Rev., AGM, 5.00%, 11/01/2031	400	443
Series B, Rev., AGM, 5.00%, 11/01/2033	2,350	2,592
City of Granite City, Waste Management, Inc., Rev., AMT, 1.25%, 05/01/2027	5,000	4,519
Cook County Community College District No. 508, City Colleges of Chicago,
GO, BAM, 5.00%, 12/01/2041	3,000	3,226
GO, BAM, 5.00%, 12/01/2042	2,000	2,142
Cook County Community Consolidated School District No. 34 Glenview, GO, 4.00%, 12/01/2029	2,000	2,090
Cook County High School District No. 214 Arlington Heights, GO, 4.00%, 12/01/2026	1,910	1,946
Cook County School District No. 87 Berkeley, GO, AGM, 3.00%, 12/01/2034	1,500	1,355
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	2,033
County of Cook,
Series A, GO, 5.00%, 11/15/2025	960	980
Series A, GO, AGM, 5.00%, 11/15/2026	1,000	1,041
Series A, GO, 5.00%, 11/15/2026	3,900	4,048
Series A, GO, 5.00%, 11/15/2033	250	279
County of Cook Sales Tax Revenue,
Rev., 4.00%, 11/15/2037	3,500	3,533
Rev., 4.00%, 11/15/2038	1,545	1,548
Series A, Rev., 4.00%, 11/15/2039	2,000	1,957
Series A, Rev., 4.00%, 11/15/2040	5,250	5,102
Series A, Rev., 5.00%, 11/15/2025	690	705
Series A, Rev., 5.25%, 11/15/2045	2,500	2,720

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
County of Cook, Sales Tax Revenue, Series A, Rev., 5.00%, 11/15/2038	1,240	1,329
County of Will, GO, 4.00%, 11/15/2047	7,000	6,681
Illinois Finance Authority,
Rev., 5.00%, 04/01/2036 (w)	3,000	3,452
Rev., 5.25%, 04/01/2038 (w)	3,250	3,772
Rev., 5.25%, 04/01/2040	1,660	1,804
Rev., 5.25%, 04/01/2043	1,200	1,281
Series A, Rev., 4.00%, 07/15/2036	710	724
Series A, Rev., 4.00%, 07/15/2039	3,000	3,002
Series B2, Rev., 5.00%, 05/15/2050 (z)	4,800	4,906
Illinois Finance Authority, Acero Charter Schools, Inc., Rev., 4.00%, 10/01/2042 (e)	500	443
Illinois Finance Authority, Advocate Health Care Network Project, Rev., 4.00%, 11/01/2030	2,165	2,170
Illinois Finance Authority, Ann & Robert H. Lurie Child, Rev., 4.00%, 08/15/2037	500	501
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Rev., 5.00%, 08/15/2035	1,610	1,672
Illinois Finance Authority, Carle Foundation, Series A, Rev., 5.00%, 02/15/2045	20,275	20,448
Illinois Finance Authority, Centegra Health System, Series A, Rev., 5.00%, 09/01/2025 (p)	130	130
Illinois Finance Authority, DePaul College Prep Foundation, Rev., 5.50%, 08/01/2043 (e)	1,360	1,466
Illinois Finance Authority, Green Bond, Rev., 4.00%, 07/01/2038	4,160	4,285
Illinois Finance Authority, Green Bonds,
Rev., 4.00%, 01/01/2033	8,190	8,511
Rev., 4.00%, 07/01/2040	1,500	1,529
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery,
Rev., 4.00%, 10/01/2040	1,750	1,640
Rev., 5.00%, 10/01/2032	750	786
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond, Rev., 5.00%, 01/01/2028	100	106
Illinois Finance Authority, Mercy Health Corp., Rev., 5.00%, 12/01/2040	1,080	1,094
Illinois Finance Authority, Northshore University Health System,
Rev., 4.00%, 08/15/2037	1,000	1,003
Rev., 5.00%, 08/15/2035	750	818
Illinois Finance Authority, Northwestern Memorial HealthCare, Rev., 4.00%, 07/15/2047	4,000	3,785
Illinois Finance Authority, OSF Healthcare System,

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	181

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Rev., 4.00%, 05/15/2050	1,000	923
Series A, Rev., 5.00%, 11/15/2045	10,900	10,962
Series B1, Rev., 5.00%, 05/15/2050 (z)	2,250	2,251
Illinois Finance Authority, Plymouth Place, Inc., Rev., 5.00%, 05/15/2041	400	363
Illinois Finance Authority, Presbyterian Homes, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 4.58%, 05/01/2042 (aa)	180	177
Illinois Finance Authority, Rush University Medical Center, Series A, Rev., 4.00%, 11/15/2039	1,320	1,256
Illinois Finance Authority, Silver Cross Hospital & Medical, Rev., 5.00%, 08/15/2044	5,000	5,025
Illinois Finance Authority, Southern Illinois Healthcare, Rev., 5.00%, 03/01/2031	2,135	2,182
Illinois Finance Authority, State Clean Water Initiative, Rev., 4.00%, 07/01/2026	2,100	2,123
Illinois Finance Authority, Swedish Covenant Hospital, Rev., 5.00%, 08/15/2032 (p)	4,000	4,120
Illinois Finance Authority, The Carle Foundation,
Series A, Rev., 3.00%, 08/15/2048	2,850	2,168
Series A, Rev., 4.00%, 08/15/2038	1,615	1,617
Series A, Rev., 5.00%, 08/15/2031	2,530	2,804
Series B, Rev., 5.00%, 08/15/2053 (z)	285	311
Illinois Finance Authority, UChicago Medicine,
Rev., 5.00%, 08/15/2052 (z)	1,710	1,780
Series A, Rev., 5.00%, 08/15/2047	17,000	17,907
Illinois Finance Authority, University of Chicago,
Series A, Rev., 5.00%, 10/01/2028	3,000	3,224
Series A, Rev., 5.00%, 10/01/2030	3,000	3,007
Series A, Rev., 5.00%, 10/01/2034	1,750	2,037
Series A, Rev., 5.00%, 10/01/2035	1,400	1,644
Series A, Rev., 5.00%, 10/01/2038	11,600	11,791
Series A, Rev., 5.25%, 05/15/2048	2,000	2,206
Illinois Housing Development Authority,
Rev., VRDO, GNMA/FNMA/FHLMC COLL, 3.87%, 07/05/2024 (z)	12,000	12,000
Series C, Rev., FHA, 0.80%, 07/01/2026	270	249
Series D, Rev., GNMA/FNMA/FHLMC, 3.75%, 04/01/2050	1,090	1,077
Illinois Housing Development Authority, 6900 Crandon, Rev., FHA HUD, 5.00%, 02/01/2027 (z)	1,700	1,721
Illinois Housing Development Authority, Social Bonds,
Series A, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	3,140	3,037

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Series B, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	335	323
Series H, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 10/01/2053	685	727
Illinois Housing Development Authority, South Shore HHDC, Rev., HUD, 5.00%, 02/01/2027 (z)	1,520	1,539
Illinois Housing Development Authority, Sustainable Bond, Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/01/2054	810	875
Illinois Housing Development Authority, Sustainable Bonds,
Series C, Rev., GNMA/FNMA/FHLMC, 4.85%, 04/01/2049	5,000	5,065
Series N, Rev., GNMA/FNMA/FHLMC, 6.25%, 04/01/2054	9,915	10,951
Illinois Sports Facilities Authority (The), State Tax Supported,
Rev., 5.00%, 06/15/2030	500	533
Rev., AGM, 5.25%, 06/15/2031	225	226
Rev., AGM, 5.25%, 06/15/2032	5,000	5,015
Illinois State Toll Highway Authority,
Series A, Rev., 4.00%, 01/01/2044	1,000	972
Series A, Rev., 4.00%, 01/01/2046	14,950	14,430
Series A, Rev., 5.00%, 01/01/2028	100	106
Series A, Rev., 5.00%, 01/01/2041	3,300	3,655
Series A, Rev., 5.00%, 01/01/2043	4,000	4,345
Series A, Rev., 5.00%, 01/01/2044	6,580	6,859
Series B, Rev., 5.00%, 01/01/2029	100	102
Series B, Rev., 5.00%, 01/01/2040	5,500	5,584
Illinois State Toll Highway Authority, Senior,
Series A, Rev., 5.00%, 01/01/2029	800	860
Series A, Rev., 5.00%, 12/01/2031	5,115	5,207
Series A, Rev., 5.00%, 01/01/2036	1,300	1,504
Series A, Rev., 5.00%, 01/01/2037	800	923
Series A, Rev., 5.25%, 01/01/2043	2,315	2,601
Series B, Rev., 5.00%, 01/01/2028	4,000	4,244
Series B, Rev., 5.00%, 01/01/2041	2,190	2,231
Illinois State Toll Highway Authority, Toll Highway Revenue,
Series A, Rev., 5.00%, 01/01/2036	1,000	1,105
Series A, Rev., 5.00%, 01/01/2037	1,555	1,714
Kane & DuPage Counties Community Unit School District No. 303 St Charles,
GO, 4.00%, 01/01/2041 (w)	2,110	2,090
GO, 4.00%, 01/01/2042 (w)	2,210	2,173
Macon County, School District No. 61 Decatur,
GO, AGM, 4.00%, 01/01/2040	1,420	1,407
GO, AGM, 4.00%, 01/01/2045	3,000	2,886
Metropolitan Pier & Exposition Authority, Rev., NATL, Zero Coupon, 12/15/2034	500	327
Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion, Rev., 5.00%, 06/15/2042	5,645	5,969

SEE NOTES TO FINANCIAL STATEMENTS.

182	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick,
Rev., NATL, Zero Coupon, 12/15/2035	500	313
Rev., NATL, Zero Coupon, 06/15/2036	6,000	3,669
Rev., NATL, Zero Coupon, 06/15/2037	500	292
Rev., AGM, Zero Coupon, 06/15/2044	500	203
Series B, Rev., AGM, Zero Coupon, 06/15/2027	4,310	3,842
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick Project, Rev., NATL, Zero Coupon, 06/15/2028	4,250	3,621
Metropolitan Pier & Exposition Authority, McCormick Expansion Project, Series B, Rev., 5.00%, 12/15/2027	125	127
Metropolitan Pier & Exposition Authority, McCormick Place,
Rev., Zero Coupon, 06/15/2037	1,175	677
Rev., Zero Coupon, 06/15/2041	1,750	803
Metropolitan Pier & Exposition Authority, McCormick Place Expansion,
Rev., Zero Coupon, 12/15/2035	3,200	1,987
Rev., 3.00%, 06/15/2025	150	148
Rev., 4.00%, 12/15/2042	5,990	5,903
Rev., 4.00%, 06/15/2050	1,000	934
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Rev., 5.00%, 06/15/2057	1,760	1,789
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Series C, GO, 5.00%, 12/01/2045	3,000	3,018
Metropolitan Water Reclamation District of Greater Chicago, Green Bonds, Series E, GO, 5.00%, 12/01/2036	2,065	2,119
Northern Illinois University, Auxiliary Facilities Systems Revenue Bonds, Rev., BAM, 4.00%, 10/01/2041	825	791
Northern Illinois University, Board of Trustees Auxiliary Facilities, Rev., BAM, 4.00%, 10/01/2033	1,000	1,004
Regional Transportation Authority, Series A, Rev., NATL, 6.00%, 07/01/2025	25	26
Sales Tax Securitization Corp., Series A, Rev., 5.00%, 01/01/2048	2,000	2,048
Sales Tax Securitization Corp., Second Lien,
Series A, Rev., 4.00%, 01/01/2039	3,000	2,983
Series A, Rev., 5.00%, 01/01/2035	10,935	11,471
Series A, Rev., BAM, 5.00%, 01/01/2037	750	806
Series C, Rev., 5.00%, 01/01/2029	850	908
Series C, Rev., 5.00%, 01/01/2032	1,400	1,549
Southwestern Illinois Development Authority, Southwestern Il Flood Prevention, Rev., 4.00%, 10/15/2035	1,215	1,232
State of Illinois,
GO, 4.00%, 06/01/2032	1,980	1,970
GO, 4.00%, 06/01/2034	4,485	4,450
GO, 4.00%, 06/01/2035	1,000	991

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
GO, 4.00%, 06/01/2036	485	480
GO, 5.00%, 01/01/2028	6,810	6,926
GO, 5.00%, 02/01/2028	1,050	1,086
GO, 5.00%, 01/01/2029	2,085	2,121
GO, 5.00%, 02/01/2029	1,000	1,034
GO, 5.00%, 05/01/2041	850	926
GO, 5.25%, 02/01/2030	2,000	2,002
GO, 5.50%, 05/01/2030	2,000	2,128
Series A, GO, 4.00%, 03/01/2041	250	240
Series A, GO, 5.00%, 11/01/2026	1,360	1,404
Series A, GO, 5.00%, 03/01/2027	2,355	2,438
Series A, GO, 5.00%, 03/01/2028	1,500	1,576
Series A, GO, 5.00%, 03/01/2030	1,000	1,075
Series A, GO, 5.00%, 03/01/2046	1,000	1,043
Series A, GO, 5.50%, 03/01/2042	1,500	1,660
Series A, GO, 5.50%, 03/01/2047	2,690	2,924
Series A, GO, 6.00%, 05/01/2025	500	510
Series B, GO, 4.00%, 10/01/2033	2,000	2,011
Series B, GO, 5.00%, 10/01/2029	1,000	1,070
Series B, GO, 5.00%, 10/01/2031	5,000	5,403
Series B, GO, 5.50%, 05/01/2039	250	274
Series B, GO, 5.50%, 05/01/2047	2,500	2,720
Series C, GO, 4.00%, 10/01/2037	2,000	1,978
Series C, GO, 5.00%, 11/01/2029	4,200	4,376
Series C, GO, 5.25%, 10/01/2047	3,000	3,216
Series D, GO, 5.00%, 11/01/2024	1,000	1,004
Series D, GO, 5.00%, 11/01/2026	1,980	2,044
Series D, GO, 5.00%, 11/01/2027	6,080	6,359
Series D, GO, 5.00%, 11/01/2028	2,500	2,607
State of Illinois Sales Tax Revenue, Series A, Rev., BAM, 4.00%, 06/15/2029	2,250	2,300
State of Illinois Sales Tax Revenue, Junior Obligation,
Series A, Rev., BAM, 4.00%, 06/15/2026	505	508
Series A, Rev., BAM, 4.00%, 06/15/2031	1,500	1,549
State of Illinois, Build America Bonds,
GO, 6.90%, 03/01/2035	1,000	1,089
GO, 7.35%, 07/01/2035	3,429	3,679
State of Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/01/2039	1,500	1,459
University of Illinois Auxiliary Facilities System, Rev., 5.25%, 04/01/2041	4,390	5,000
University of Illinois, Auxiliary Facilities System, Series A, Rev., 5.00%, 04/01/2025	140	140
University of Illinois, Auxiliary Facility, Series A, Rev., AGM-CR, 4.00%, 04/01/2036	4,730	4,693
Village of Rosemont, Series A, GO, BAM, 5.00%, 12/01/2042	10,000	10,720
Will County Community Unit School District No. 209-U Wilmington, GO, AGM, 5.50%, 02/01/2038	1,195	1,307

		722,521

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	183

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — 1.5%
City of Fishers Sewage Works Revenue, Rev., BAM, 4.00%, 07/01/2047	1,000	955
City of Rockport, Industry Pollution Control, Michigan Power Company Project, Rev., 2.75%, 06/01/2025	100	99
City of Valparaiso, Pratt Paper (In) LLC, Rev., AMT, 4.88%, 01/01/2044 (e)	3,000	3,100
City of Whiting, BP Products North America,
Rev., AMT, 4.40%, 11/01/2045 (z)	6,000	6,015
Rev., AMT, 4.40%, 03/01/2046 (z)	4,500	4,505
City of Whiting, BP Products North America, Inc. Project, Rev., AMT, 5.00%, 11/01/2047 (z)	5,000	5,009
Evansville Waterworks District, Series A, Rev., BAM, 5.00%, 07/01/2042	925	996
Indiana Finance Authority, Rev., 5.25%, 10/01/2044	5,000	5,664
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,427
Indiana Finance Authority, Community Foundation of Northwest Industry, Rev., 5.00%, 09/01/2036	1,000	1,028
Indiana Finance Authority, DePauw University Project, Series A, Rev., 5.00%, 07/01/2047	8,000	8,099
Indiana Finance Authority, Duke Energy Indian, Rev., AMT, 4.50%, 05/01/2035 (z)	3,305	3,291
Indiana Finance Authority, First Lien, Series A, Rev., 5.00%, 10/01/2025	1,625	1,631
Indiana Finance Authority, First Lien CWA Authority Project,
Rev., 5.00%, 10/01/2033 (w)	1,250	1,443
Rev., 5.00%, 10/01/2034 (w)	955	1,111
Rev., 5.00%, 10/01/2035 (w)	1,250	1,439
Rev., 5.00%, 10/01/2040 (w)	1,250	1,408
Rev., 5.00%, 10/01/2041 (w)	500	558
Indiana Finance Authority, Green Bonds CWA Authority Project, Rev., 4.00%, 10/01/2037	1,440	1,452
Indiana Finance Authority, IN University Health Obligation Group, Rev., 4.00%, 12/01/2040	1,000	988
Indiana Finance Authority, Indianapolis Power,
Series A, Rev., 0.75%, 12/01/2038 (z)	4,875	4,520
Series B, Rev., AMT, 0.95%, 12/01/2038 (z)	7,025	6,548
Indiana Finance Authority, Margaret Mary Health,
Rev., 5.50%, 03/01/2044	2,650	2,836
Rev., 5.75%, 03/01/2054	4,050	4,333
Indiana Finance Authority, Marion General Hospital, Series A, Rev., 4.00%, 07/01/2040	5,060	4,795

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
Indiana Finance Authority, Ohio Valley Electric Corp., Rev., 3.00%, 11/01/2030	1,230	1,152
Indiana Finance Authority, Ohio Valley Electric Corp. Project,
Series A, Rev., 4.25%, 11/01/2030	2,000	2,007
Series B, Rev., 2.50%, 11/01/2030	1,000	893
Indiana Finance Authority, Second Lien, CWA Authority Project, Rev., 5.00%, 10/01/2035	3,000	3,352
Indiana Finance Authority, United States Steel Corp., Series A, Rev., 4.13%, 12/01/2026	145	145
Indiana Finance Authority, University of Evansville, Rev., 5.25%, 09/01/2037	1,150	1,182
Indiana Finance Authority, Valley Electric Corporation Project, Series B, Rev., 3.00%, 11/01/2030	1,000	937
Indiana Finance Authority, Valparaiso University Project, Rev., 4.00%, 10/01/2034	1,315	1,246
Indiana Health & Educational Facilities Financing Authority, Rev., 4.00%, 11/15/2046	3,400	3,217
Indiana Housing & Community Development Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	675	655
Indiana Housing & Community Development Authority, Social Bonds,
Series A1, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 07/01/2053	250	263
Series A, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2052	925	890
Series C1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	45	43
Indiana Housing & Community Development Authority, Sustainable Bond, Series A1, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	4,000	4,005
Indiana Municipal Power Agency, Series A, Rev., 5.00%, 01/01/2029	400	427
Indiana University, Rev., 5.00%, 06/01/2034	2,665	3,113
Indianapolis Local Public Improvement Bond Bank,
Series A, Rev., AGM, 4.00%, 06/01/2036	5,000	5,138
Series A, Rev., AGM, 4.00%, 06/01/2041	9,000	8,938
Series A, Rev., 5.00%, 06/01/2025	500	508
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	204
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport, Rev., AMT, 5.00%, 01/01/2029	2,855	2,995

SEE NOTES TO FINANCIAL STATEMENTS.

184	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Rev., AMT, 5.00%, 01/01/2026	1,500	1,526
Rev., AMT, 5.00%, 01/01/2029	4,245	4,454
Rev., AMT, 5.00%, 01/01/2031	3,500	3,751
Series I, Rev., AMT, 5.00%, 01/01/2032	4,885	4,904
Series I, Rev., AMT, 5.00%, 01/01/2033	5,000	5,019
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041	10,000	10,104
Indianapolis Local Public Improvement Bond Bank, Senior, Convention Center Hotel,
Rev., 5.50%, 03/01/2038	2,150	2,383
Rev., 6.00%, 03/01/2053	2,050	2,249
Northern Indiana Commuter Transportation District, Rev., 5.25%, 01/01/2049	1,500	1,642
Northwestern School Building Corp.,
Rev., 6.00%, 07/15/2040	700	798
Rev., 6.00%, 07/15/2041	900	1,022
Purdue University, Series A, Rev., 5.00%, 07/01/2027	1,500	1,579

		153,991

Iowa — 0.5%
Iowa Finance Authority,
Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2039	3,545	3,539
Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	5,665	5,673
Series D, Rev., GNMA/FNMA/FHLMC, 3.50%, 01/01/2049	270	265
Iowa Finance Authority, Ahepa 192, IV Apartments Project, Rev., HUD, 5.00%, 11/01/2026 (z)	3,040	3,068
Iowa Finance Authority, Alcoa, Inc. Project, Rev., 4.75%, 08/01/2042	5,000	4,958
Iowa Finance Authority, Iowa Fertilizer Company Project,
Rev., 4.00%, 12/01/2050 (z)	5,905	6,189
Rev., 5.00%, 12/01/2050	5,255	5,555
Iowa Finance Authority, Social Bond, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,900	1,827
Iowa Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2047	1,665	1,611
Iowa Finance Authority, Sustainable Bond Mortgage Backed, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	2,000	2,003
Iowa Student Loan Liquidity Corp., Series B, Rev., AMT, 5.00%, 12/01/2030	1,000	1,044
Iowa Tobacco Settlement Authority, Subordinate,
Series B1, Rev., 4.00%, 06/01/2049	910	903
Series B, Rev., Zero Coupon, 06/01/2065	15,345	1,970

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Iowa — continued
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	2,745	2,799
Sioux City Community School District, Rev., BAM, 3.00%, 10/01/2025	3,625	3,587
Southeast Polk Community School District, Series A, GO, 5.00%, 05/01/2028	5,185	5,520

		50,511

Kansas — 0.2%
Butler County Unified School District No. 385 Andover, Refunding and School Building, GO, 5.00%, 09/01/2032 (p)	1,000	1,061
City of Manhattan, Meadowlark Hills, Series A, Rev., 4.00%, 06/01/2036	1,000	950
Johnson County Unified School District No. 512 Shawnee Mission, Series A, GO, 4.00%, 10/01/2043	2,000	1,994
Kansas Development Finance Authority, Unrefunded, Rev., 5.00%, 11/15/2054 (z)	1,500	1,592
Riley County Unified School District No. 383 Manhattan-Ogden, Series A, GO, 5.00%, 09/01/2034 (p)	1,000	1,058
University of Kansas Hospital Authority, Improvement Ku Health System, Rev., 5.00%, 09/01/2045	3,800	3,832
University of Kansas Hospital Authority, University Kansas Health System, Rev., 5.00%, 03/01/2047 (p)	3,865	4,035
University of Kansas Hospital Authority, Unrefunded University Kansas Health System, Rev., 5.00%, 03/01/2047	7,350	7,465
Wyandotte County Unified School District No. 203 Piper,
Series A, GO, AGM, 5.00%, 09/01/2040	900	984
Series A, GO, AGM, 5.25%, 09/01/2052	1,000	1,077

		24,048

Kentucky — 1.7%
City of Henderson, Pratt Paper LLC Project, Rev., AMT, 4.45%, 01/01/2042 (e)	1,685	1,677
County of Carroll, Utilities Company Project, Rev., AMT, 2.00%, 02/01/2032	8,620	6,947
County of Trimble, Kentucky Utilities Co., Rev., AMT, 4.70%, 06/01/2054 (z)	8,000	8,046
County of Trimble, Louisville Gas & Electric, Rev., 0.63%, 09/01/2026	605	555
County of Trimble, Louisville Gas & Electricity, Rev., AMT, 1.35%, 11/01/2027	8,100	7,339
County of Trimble, Louisville Gas and Electric, Rev., AMT, 4.70%, 06/01/2054 (z)	6,665	6,703
County of Trimble, Louisville Gas and Electric Company, Rev., AMT, 1.30%, 09/01/2044 (z)	4,500	4,095
County of Warren, Bowling Green Warren County,
Rev., 5.00%, 04/01/2042	2,540	2,764

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	185

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Rev., 5.00%, 04/01/2043	2,500	2,708
Rev., 5.25%, 04/01/2049	5,000	5,425
Fayette County School District Finance Corp., Series A, Rev., 4.00%, 05/01/2038	3,000	2,961
Kentucky Bond Development Corp., Centre College, Rev., 4.00%, 06/01/2040	420	414
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Series B, Rev., 5.00%, 08/15/2041	9,550	9,718
Kentucky Economic Development Finance Authority, Commonspirit Health, Series A, Rev., 5.00%, 08/01/2044	3,500	3,604
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc.,
Series B, Rev., NATL, Zero Coupon, 10/01/2026	3,930	3,564
Series B, Rev., NATL, Zero Coupon, 10/01/2027	1,995	1,733
Kentucky Economic Development Finance Authority, Owensboro Health, Series A, Rev., 5.00%, 06/01/2045	1,000	1,005
Kentucky Economic Development Finance Authority, Senior Next Generation Information,
Rev., 4.25%, 07/01/2035	2,645	2,598
Rev., 5.00%, 07/01/2040	5,000	5,013
Rev., 5.00%, 01/01/2045	3,295	3,297
Kentucky Housing Corp.,
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	1,070	1,173
Series A, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	2,390	2,642
Kentucky Housing Corp., Beecher Terrace Phase IV, Rev., HUD, 5.00%, 09/01/2043 (z)	1,015	1,033
Kentucky Public Energy Authority,
Rev., 5.00%, 01/01/2055 (z)	8,010	8,458
Series A1, Rev., 4.00%, 08/01/2052 (z)	1,000	997
Series A1, Rev., 5.25%, 04/01/2054 (z)	24,200	26,127
Series A2, Rev., (ICE LIBOR USD 1 Month * 0.67 + 1.12%), 4.77%, 12/01/2049 (aa)	1,000	1,003
Series A2, Rev., (United States SOFR * 0.67 + 1.20%), 4.78%, 08/01/2052 (aa)	2,500	2,473
Series A, Rev., 5.00%, 05/01/2055 (z)	10,285	10,781
Series C, Rev., 4.00%, 02/01/2050 (z)	10,885	10,897
Kentucky Public Energy Authority, Gas Supply,
Series B, Rev., 4.00%, 07/01/2024 (p)	1,320	1,320
Series B, Rev., 4.00%, 01/01/2049 (z)	12,385	12,415
Kentucky State University, Kentucky State University Project,
COP, BAM, 4.00%, 11/01/2033	145	150
COP, BAM, 4.00%, 11/01/2035	135	139
COP, BAM, 4.00%, 11/01/2036	155	159
COP, BAM, 4.00%, 11/01/2038	650	658

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Kentucky — continued
Louisville and Jefferson County Metropolitan Government, Louisville Gas And Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,547
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	682
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric, Rev., 2.00%, 10/01/2033	1,000	795
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric Co. Project, Rev., AMT, 1.35%, 11/01/2027	2,000	1,804
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2047	3,180	3,309
Rural Water Financing Agency, Public Projects Construction, Rev., 3.70%, 05/01/2027	4,000	3,998

		173,726

Louisiana — 1.1%
City of New Orleans Sewerage Service Revenue, Rev., 5.00%, 06/01/2045 (p)	2,000	2,031
City of Shreveport, Water & Sewer Improvement, GO, 5.00%, 09/01/2032 (p)	4,390	4,400
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax, Rev., AGM, 5.00%, 08/01/2027	1,400	1,471
East Baton Rouge Sewerage Commission, Series A, Rev., 1.30%, 02/01/2041 (z)	4,500	3,992
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax, 5.25%, 07/15/2048	6,000	6,521
Lakeshore Villages Master Community Development District, Parish of St. Tammany, Special Assessment, 3.20%, 06/01/2041 (e)	630	509
Louisiana Housing Corp., Home Ownership Program, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 06/01/2054	400	428
Louisiana Housing Corp., Social Bonds Home Ownership Project, Rev., GNMA/FNMA/FHLMC, 5.00%, 06/01/2052	1,125	1,154
Louisiana Local Government Environmental Facilities & Community Development Authority, Entergy Louisiana LLC Project,
Rev., 2.00%, 06/01/2030	2,755	2,421
Rev., 2.50%, 04/01/2036	1,185	983
Louisiana Local Government Environmental Facilities & Community Development Authority, Subordinate, East Baton Rouge,
Rev., 5.00%, 02/01/2036	640	705
Rev., 5.00%, 02/01/2041	1,560	1,683

SEE NOTES TO FINANCIAL STATEMENTS.

186	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Rev., 3.50%, 11/01/2032	3,685	3,555
Louisiana Public Facilities Authority, Children’s Medical Center Project, Rev., 5.00%, 06/01/2045 (z)	450	468
Louisiana Public Facilities Authority, Elementus Minerals LLC Project, Rev., AMT, 5.00%, 10/01/2043 (e) (z)	6,365	6,412
Louisiana Public Facilities Authority, Loyola University Project,
Rev., 4.00%, 10/01/2038	2,560	2,518
Rev., 5.25%, 10/01/2048	2,100	2,202
Louisiana Public Facilities Authority, Ochsner Clinic Foundation, Series B, Rev., 5.00%, 05/15/2050 (z)	1,100	1,112
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2042	1,480	1,501
Louisiana Stadium & Exposition District, Senior Bonds,
Series A, Rev., 5.00%, 07/01/2042	5,460	5,935
Series A, Rev., 5.00%, 07/01/2048	2,500	2,658
Series A, Rev., 5.25%, 07/01/2053	7,500	8,092
New Orleans Aviation Board,
Series B, Rev., AMT, 5.00%, 01/01/2040	22,075	22,105
Series B, Rev., AMT, 5.00%, 01/01/2045	4,000	4,002
New Orleans Aviation Board, General Airport, Series D2, Rev., AMT, 5.00%, 01/01/2033	1,100	1,123
New Orleans Aviation Board, General Airport North Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2038	1,000	1,018
Series B, Rev., AMT, 5.00%, 01/01/2048	5,000	5,022
Parish of St John the Baptist, Marathon Oil Corporation Project, Rev., 4.05%, 06/01/2037 (z)	2,625	2,625
Parish of St. John the Baptist, Marathon Oil Corp. Project, Series B1, Rev., 2.13%, 06/01/2037 (z)	875	875
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,222
St. Tammany Parish Hospital Service District No. 1,
Series A, Rev., 5.00%, 07/01/2032	1,615	1,698
Series A, Rev., 5.00%, 07/01/2034	1,655	1,741
State of Louisiana, Series A, GO, 5.00%, 03/01/2037	9,555	10,240
State of Louisiana Gasoline & Fuels Tax Revenue, Second Lien, Series A, Rev., (United States SOFR * 0.70 + 0.50%), 4.24%, 05/01/2043 (aa)	1,120	1,114

		113,536

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Maine — 0.1%
Finance Authority of Maine, Supplemental Educational Loan Program,
Series A1, Rev., AGM, AMT, 2.38%, 12/01/2033	705	591
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2024	75	75
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2025	85	86
Maine Health & Higher Educational Facilities Authority, Series A, Rev., AGM, 4.38%, 07/01/2048	2,100	2,086
Maine State Housing Authority, Social Bonds, Series D, Rev., 3.00%, 11/15/2051	870	841
Maine Turnpike Authority,
Rev., 4.00%, 07/01/2045	9,000	8,828
Rev., 5.00%, 07/01/2028	2,000	2,142

		14,649

Maryland — 1.8%
City of Baltimore, Wastewater Projects, Series A, Rev., 5.00%, 07/01/2049	5,000	5,222
City of Baltimore, Water Project, Series A, Rev., 5.00%, 07/01/2050	3,200	3,369
City of Brunswick, Brunswick Crossing Special Tax, Special Tax, 4.00%, 07/01/2029	500	487
County of Baltimore, GO, 4.00%, 03/01/2042	10,300	10,312
County of Howard, Series D, GO, 5.00%, 02/15/2030	3,000	3,194
County of Montgomery, Series B, GO, 4.00%, 11/01/2028	1,500	1,559
County of Montgomery MD, Rev., 5.00%, 12/01/2045	5,000	5,060
County of Montgomery, Trinity Health Credit Group, Rev., 4.00%, 12/01/2044	3,000	2,884
County of Prince George’s, Chesapeake Lighthouse Obligations, Series A, Rev., 6.50%, 08/01/2035 (e) (p)	750	780
Maryland Community Development Administration,
Series B, Rev., 3.00%, 09/01/2051	135	130
Series D, Rev., 3.25%, 09/01/2050	2,105	2,057
Maryland Community Development Administration, Community Dev Admin Social Bonds, Rev., GNMA/FNMA/FHLMC COLL, 4.95%, 09/01/2042	1,430	1,486
Maryland Community Development Administration, Park Heights Senior, Series C, Rev., 5.25%, 11/01/2025	4,880	4,912
Maryland Community Development Administration, Residential,
Series A, Rev., 3.75%, 03/01/2050	1,095	1,082
Series B, Rev., AMT, 4.50%, 09/01/2048	1,180	1,173

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	187

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
Maryland Community Development Administration, Social Bonds,
Series C, Rev., 3.00%, 09/01/2051	5,131	4,958
Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 09/01/2054	445	472
Maryland Community Development Administration, Sustainable Bonds, Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2054	5,000	5,422
Maryland Economic Development Corp., CNX Marine Terminals, Inc., Rev., 5.75%, 09/01/2025	750	755
Maryland Economic Development Corp., Green Bond Purple Line Light, Rev., AMT, 5.25%, 06/30/2052	2,000	2,077
Maryland Economic Development Corp., Green Bond, Purple Line, Rev., AMT, 5.25%, 06/30/2047	1,300	1,358
Maryland Economic Development Corp., Morgan State University Project,
Rev., 4.00%, 07/01/2040	665	639
Rev., 5.38%, 07/01/2038	1,250	1,362
Maryland Economic Development Corp., Port Covington Project,
Tax Allocation, 3.25%, 09/01/2030	1,405	1,301
Tax Allocation, 4.00%, 09/01/2040	2,280	2,073
Maryland Economic Development Corp., Transportation Facilities Project, Series A, Rev., 5.00%, 06/01/2035	1,000	1,045
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare,
Rev., 4.00%, 01/01/2038	2,020	1,947
Rev., 5.00%, 01/01/2025	470	471
Rev., 5.00%, 01/01/2036	4,580	4,785
Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital, Rev., 5.00%, 07/01/2034	2,000	2,037
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Rev., 4.00%, 07/01/2041	2,315	2,224
Maryland Health & Higher Educational Facilities Authority, Medstar Health Issue,
Series A, Rev., 5.00%, 05/15/2042	3,000	3,081
Series A, Rev., 5.00%, 05/15/2045	9,565	9,784
Series B, Rev., 5.00%, 08/15/2038	1,000	1,001
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Rev., 5.00%, 07/01/2028	1,300	1,313
Maryland Health & Higher Educational Facilities Authority, UPMC Health System, Series B, Rev., 4.00%, 04/15/2050	3,000	2,809
Maryland Stadium Authority Built to Learn Revenue,

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Maryland — continued
Rev., 4.00%, 06/01/2035	2,000	2,061
Rev., 4.00%, 06/01/2036	2,125	2,185
Series A, Rev., 5.00%, 06/01/2033	1,375	1,539
Maryland State Transportation Authority Passenger Facility Charge Revenue, Rev., AMT, 4.00%, 06/01/2039	5,145	5,049
State of Maryland,
GO, 5.00%, 06/01/2036	5,000	5,845
Series B, GO, 5.00%, 08/01/2026	1,000	1,038
State of Maryland Department of Transportation, Rev., 3.00%, 10/01/2030	1,500	1,436
State of Maryland Department of Transportation, Baltimore Washington International,
Rev., AMT, 4.00%, 08/01/2038	965	965
Rev., AMT, 4.00%, 08/01/2039	1,160	1,142
State of Maryland, Group 1, Series A, GO, 5.00%, 08/01/2028	1,500	1,615
State of Maryland, Local Facilities Loan, Series A, GO, 5.00%, 08/01/2028	5,000	5,384
State of Maryland, State & Local Facilities Loan of 2022, GO, 5.00%, 06/01/2033	1,000	1,144
Tender Option Bond Trust Receipts/Certificates, Rev., LIQ: Morgan Stanley Bank NA, 3.95%, 07/01/2030 (e) (z)	19,385	19,385
University System of Maryland, Series A, Rev., 4.00%, 04/01/2051	1,500	1,447
Washington Suburban Sanitary Commission,
Rev., CNTY GTD, 2.13%, 06/01/2036	7,885	6,272
Rev., CNTY GTD, 3.00%, 06/01/2038	4,550	4,087
Rev., CNTY GTD, 5.00%, 06/01/2029	2,000	2,187
Rev., CNTY GTD, 5.00%, 06/01/2039	9,080	10,331
Washington Suburban Sanitary Commission, Consolidated Public Improvement,
Rev., CNTY GTD, 3.00%, 06/01/2035	3,045	2,836
Rev., CNTY GTD, 3.00%, 06/01/2037	5,180	4,727
Rev., CNTY GTD, 5.00%, 06/01/2029	1,500	1,611
Rev., CNTY GTD, 5.00%, 06/01/2038	5,000	5,787

		182,694

Massachusetts — 1.8%
Boston Water & Sewer Commission, Senior Bonds, Series B, Rev., 4.00%, 11/01/2039	1,570	1,631
City of Brockton, GO, 4.00%, 08/01/2047	3,145	3,070
Collegiate Charter School of Lowell, Rev., 5.00%, 06/15/2049	1,250	1,250
Commonwealth of Massachusetts,
GO, 4.00%, 09/01/2044	13,020	12,877
Rev., NATL, 5.50%, 01/01/2034	1,500	1,699
Series B, GO, 5.00%, 11/01/2041	9,000	10,147
Series C, GO, 5.00%, 10/01/2049	10,000	10,824
Series D, GO, 5.00%, 10/01/2053	10,000	10,760
Series E, GO, 4.00%, 09/01/2043	10,000	9,980

SEE NOTES TO FINANCIAL STATEMENTS.

188	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Series E, GO, 5.00%, 11/01/2047	5,000	5,409
Commonwealth of Massachusetts Transportation Fund Revenue, Rail Enhancement Project, Series B, Rev., 5.00%, 06/01/2025	375	381
Commonwealth of Massachusetts, Consolidated Loan,
Series A, GO, 5.00%, 01/01/2041	1,500	1,686
Series A, GO, 5.00%, 01/01/2054	10,000	10,762
Commonwealth of Massachusetts, Consolidated Loans, Series E, GO, 5.00%, 11/01/2050	2,175	2,301
Massachusetts Clean Water Trust (The), Sustainable Bonds,
Rev., 5.00%, 02/01/2033	1,000	1,163
Rev., 5.00%, 02/01/2035	3,760	4,371
Rev., 5.00%, 02/01/2038	250	286
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Rev., 5.00%, 07/01/2032	4,385	4,885
Massachusetts Development Finance Agency, Boston Medical Center, Rev., 5.25%, 07/01/2052	2,000	2,136
Massachusetts Development Finance Agency, Emerson College, Series A, Rev., 5.00%, 01/01/2047	3,075	3,097
Massachusetts Development Finance Agency, Green Bond, Boston Medical Center, Rev., 5.00%, 07/01/2044	2,840	2,840
Massachusetts Development Finance Agency, Lahey Health System, Series F, Rev., 5.00%, 08/15/2045	10,000	10,041
Massachusetts Development Finance Agency, Mass General Brigham,
Series D, Rev., 5.00%, 07/01/2047	8,010	8,657
Series D, Rev., 5.00%, 07/01/2054	8,000	8,519
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (e)	1,000	951
Massachusetts Development Finance Agency, Northeastern University Issue, Rev., 5.00%, 10/01/2044	2,000	2,176
Massachusetts Development Finance Agency, Partners Healthcare System, Rev., (SIFMA Municipal Swap Index + 0.60%), 4.48%, 07/01/2049 (e) (aa)	100	100
Massachusetts Development Finance Agency, Suffolk University Project, Rev., 4.00%, 07/01/2051	1,250	1,054
Massachusetts Development Finance Agency, UMass Memorial Health Care, Rev., 5.00%, 07/01/2044	1,000	1,014

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — continued
Massachusetts Educational Financing Authority,
Rev., AMT, 4.25%, 07/01/2032	80	79
Rev., AMT, 5.00%, 07/01/2029	2,250	2,367
Rev., AMT, 5.00%, 07/01/2032	585	619
Series B, Rev., AMT, 2.63%, 07/01/2036	300	298
Series B, Rev., AMT, 5.00%, 07/01/2024	615	615
Series I, Rev., AMT, 5.00%, 01/01/2025	3,000	3,016
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Rev., AMT, 2.00%, 07/01/2037	160	137
Massachusetts Educational Financing Authority, Senior, Series B, Rev., AMT, 5.00%, 07/01/2029	1,400	1,452
Massachusetts Educational Financing Authority, Senior Bonds,
Series B, Rev., AMT, 4.25%, 07/01/2044	305	294
Series B, Rev., AMT, 5.00%, 07/01/2029	2,650	2,748
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 3.63%, 07/01/2038	895	821
Massachusetts Housing Finance Agency, Mill Road Apartments Project, Rev., VRDO, 3.90%, 07/05/2024 (z)	5,875	5,875
Massachusetts Housing Finance Agency, Social Bond, Series 220, Rev., GNMA/FNMA/FHLMC, 3.00%, 12/01/2050	2,815	2,726
Massachusetts Housing Finance Agency, Social Bonds,
Series 223, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2047	900	871
Series 227, Rev., GNMA/FNMA/FHLMC COLL, 4.70%, 12/01/2043	2,250	2,274
Massachusetts Housing Finance Agency, Sustainability Bond,
Series B2, Rev., 0.75%, 06/01/2025	115	111
Series C1, Rev., 2.65%, 12/01/2034	1,000	853
Series D3, Rev., FHA HUD, 3.35%, 06/01/2027	650	649
Massachusetts Housing Finance Agency, Sustainable Bond, Series 234, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/01/2044	575	574
Massachusetts Port Authority,
Rev., 5.00%, 07/01/2049	2,735	2,815
Series E, Rev., AMT, 5.00%, 07/01/2031	1,495	1,627
Series E, Rev., AMT, 5.00%, 07/01/2032	2,000	2,175
Massachusetts Port Authority, Green Bonds,
Series A, Rev., AMT, 5.00%, 07/01/2031	925	1,007
Series A, Rev., AMT, 5.00%, 07/01/2038	2,580	2,794
Series A, Rev., AMT, 5.00%, 07/01/2040	3,500	3,754
Massachusetts School Building Authority, Sales Tax, Series A, Rev., 5.00%, 11/15/2027	1,105	1,129

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	189

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Water Resources Authority, Green Bond, Series B, Rev., 5.00%, 08/01/2026	1,000	1,037
University of Massachusetts Building Authority, Series 2021, Rev., 5.00%, 11/01/2026	5,000	5,214

		181,998

Michigan — 1.9%
City of Detroit Sewage Disposal System Revenue, Floating Rate Notes Refunding System Libor D, Rev., AGM, (CME Term SOFR 3 Month * 0.67 + 0.60%), 4.33%, 07/01/2032 (aa)	1,000	955
City of Detroit, Social Bonds,
Series A, GO, 4.00%, 04/01/2041	500	472
Series A, GO, 5.00%, 04/01/2039	115	120
Series A, GO, 5.00%, 04/01/2046	35	36
Series A, GO, 5.00%, 04/01/2050	30	30
City of Grand Rapids MI, GO, 5.00%, 04/01/2054	2,700	2,932
Detroit Downtown Development Authority, Tax Allocation, 5.00%, 07/01/2048	1,120	1,173
Detroit Downtown Development Authority, Catalyst Development Project,
Series A, Tax Allocation, AGM, 5.00%, 07/01/2043	1,000	1,003
Series A, Tax Allocation, AGM, 5.00%, 07/01/2048	2,500	2,508
Gerald R Ford International Airport Authority,
Rev., CNTY GTD, AMT, 5.00%, 01/01/2026	225	230
Rev., CNTY GTD, AMT, 5.00%, 01/01/2027	350	363
Rev., CNTY GTD, AMT, 5.00%, 01/01/2028	275	289
Rev., CNTY GTD, AMT, 5.00%, 01/01/2029	600	639
Rev., CNTY GTD, AMT, 5.00%, 01/01/2034	1,140	1,260
Rev., CNTY GTD, AMT, 5.00%, 01/01/2038	1,300	1,424
Rev., CNTY GTD, AMT, 5.00%, 01/01/2039	1,000	1,089
Rev., CNTY GTD, AMT, 5.00%, 01/01/2040	1,125	1,218
Grand Rapids Public Schools,
GO, AGM, 5.00%, 05/01/2042	1,225	1,339
GO, AGM, 5.00%, 05/01/2043	1,700	1,848
GO, AGM, 5.00%, 05/01/2044	1,450	1,568
GO, AGM, 5.00%, 05/01/2046	4,000	4,319
Great Lakes Water Authority Sewage Disposal System Revenue, Senior Lien,
Series A, Rev., 5.00%, 07/01/2038	645	731
Series B, Rev., 5.00%, 07/01/2025	1,115	1,134
Series B, Rev., 5.00%, 07/01/2028	140	150
Series C, Rev., 5.00%, 07/01/2037	850	969

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Series C, Rev., 5.00%, 07/01/2038	725	822
Series C, Rev., 5.00%, 07/01/2040	1,150	1,289
Series C, Rev., 5.00%, 07/01/2041	1,140	1,272
Series C, Rev., 5.00%, 07/01/2042	1,200	1,333
Series C, Rev., 5.00%, 07/01/2043	875	968
Great Lakes Water Authority Water Supply System Revenue,
Rev., 5.00%, 07/01/2036	10,625	12,226
Rev., 5.00%, 07/01/2037	1,570	1,792
Rev., 5.25%, 07/01/2052	3,000	3,264
Great Lakes Water Authority Water Supply System Revenue, Senior Lien, Series C, Rev., 5.25%, 07/01/2033	2,515	2,591
Great Lakes Water Authority Water Supply System Revenue, Senior Lien Bonds,
Series A, Rev., 5.00%, 07/01/2037	2,510	2,865
Series A, Rev., 5.00%, 07/01/2038	2,000	2,266
Series B, Rev., 5.00%, 07/01/2037	550	628
Series B, Rev., 5.00%, 07/01/2038	500	567
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C, Rev., 5.00%, 07/01/2032	75	77
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B, Rev., 5.00%, 07/01/2030	3,200	3,293
Lansing Board of Water & Light,
Series A, Rev., 5.00%, 07/01/2037	1,625	1,865
Series A, Rev., 5.00%, 07/01/2039	405	459
Series A, Rev., 5.00%, 07/01/2041	1,500	1,683
Series A, Rev., 5.00%, 07/01/2048	1,675	1,751
Series A, Rev., 5.25%, 07/01/2054	7,000	7,753
Michigan Finance Authority, Series A, Rev., 4.00%, 12/01/2049	1,000	945
Michigan Finance Authority, Aquinas College Project,
Rev., 5.00%, 05/01/2036	300	270
Rev., 5.00%, 05/01/2046	2,000	1,615
Michigan Finance Authority, Beaumont Health Credit Group, Rev., 5.00%, 11/01/2044	8,090	8,178
Michigan Finance Authority, Beaumont Spectrum,
Rev., 4.00%, 04/15/2042	2,500	2,434
Rev., 5.00%, 04/15/2030	3,000	3,262
Michigan Finance Authority, Beaumont Spectrum Consolidated, Rev., 4.00%, 04/15/2038	1,175	1,180
Michigan Finance Authority, Che Trinity Health, Rev., 4.00%, 12/01/2040 (p)	95	100
Michigan Finance Authority, Henry Ford Health System,
Rev., 5.00%, 11/15/2041	3,145	3,198
Series A, Rev., 5.00%, 11/15/2048	7,000	7,247
Michigan Finance Authority, Higher Educational Facilities Authority,
Rev., 5.00%, 09/01/2032	690	741

SEE NOTES TO FINANCIAL STATEMENTS.

190	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Rev., 5.00%, 09/01/2033	800	857
Rev., 5.00%, 09/01/2034	570	611
Rev., 5.00%, 09/01/2035	1,200	1,285
Michigan Finance Authority, Local Government Loan Program, Rev., 5.00%, 07/01/2044	4,000	4,001
Michigan Finance Authority, Multi Modal McLaren Health Care,
Rev., 4.00%, 02/15/2044	9,625	9,351
Rev., 4.00%, 02/15/2047	3,000	2,834
Rev., 4.00%, 02/15/2050	2,500	2,328
Michigan Finance Authority, Senior Lien Great Lakes, Rev., 5.00%, 07/01/2033	5,000	5,004
Michigan Finance Authority, Senior Turbo, Series A2, Rev., 5.00%, 06/01/2040	1,655	1,725
Michigan Finance Authority, Sparrow Obligated Group, Rev., 5.00%, 11/15/2045 (p)	2,250	2,277
Michigan Finance Authority, Sparrow Obligation Group, Rev., 5.00%, 11/15/2045 (p)	2,750	2,783
Michigan Finance Authority, Trinity Health Credit Group,
Rev., 4.00%, 12/01/2040	9,130	8,992
Rev., 4.00%, 12/01/2048	1,300	1,234
Rev., 5.00%, 12/01/2036	1,000	1,098
Michigan Finance Authority, Unrefunded Trinity Health Co., Rev., 5.00%, 12/01/2045	2,250	2,277
Michigan State Building Authority, Series I, Rev., 5.00%, 10/15/2027	2,500	2,649
Michigan State Building Authority, Facilities Program,
Series II, Rev., 4.00%, 10/15/2043	1,000	988
Series II, Rev., 5.00%, 10/15/2026	3,500	3,640
Series II, Rev., 5.00%, 10/15/2042	1,350	1,489
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	105
Michigan State Housing Development Authority,
Series A, Rev., 0.55%, 04/01/2025	240	233
Series C, Rev., 3.00%, 06/01/2051	1,800	1,743
Michigan State Housing Development Authority, Social Bond,
Series A, Rev., 3.00%, 06/01/2052	3,050	2,943
Series A, Rev., 5.00%, 06/01/2053	2,090	2,149
Michigan State Housing Development Authority, Social Bonds,
Series A, Rev., 5.50%, 12/01/2053	1,255	1,329
Series D, Rev., 5.50%, 06/01/2053	330	345
Michigan State Housing Development Authority, Sustainable Bonds, Series A, Rev., 6.00%, 06/01/2054	2,890	3,123
Michigan State University, Series C, Rev., 4.00%, 02/15/2039	2,000	2,008

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Michigan Strategic Fund, Consumers Energy Co. Project, Rev., AMT, 0.88%, 04/01/2035 (z)	1,620	1,461
Michigan Strategic Fund, Detroit Edison Co. Exempt, Rev., 1.35%, 08/01/2029	3,450	2,928
Michigan Strategic Fund, Detroit Edison Company, Rev., 1.45%, 09/01/2030	810	669
Michigan Strategic Fund, Green Bond Recycling, Rev., AMT, 4.00%, 10/01/2061 (z)	1,685	1,687
Okemos Public Schools, Series II, GO, Q-SBLF, 5.00%, 05/01/2046	1,200	1,302
State of Michigan Trunk Line Revenue, State Trunk Line Fund Bonds, Rev., 4.00%, 11/15/2037	2,015	2,071
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	443
State of Michigan, Gans Garvee, Rev., GAN, 5.00%, 03/15/2027	2,000	2,095
Troy School District, GO, Q-SBLF, 5.00%, 05/01/2039	1,025	1,145
Wayne County Airport Authority, Series F, Rev., AMT, 5.00%, 12/01/2034	1,470	1,486
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Series B, Rev., BAM, 5.00%, 12/01/2039	3,000	3,009

		193,430

Minnesota — 0.9%
Brainerd Independent School District No. 181, GO, 4.00%, 02/01/2039	6,760	6,760
City of Minneapolis, Allina Health System,
Series A, Rev., 5.00%, 11/15/2052 (z)	1,000	1,055
Series B, Rev., 5.00%, 11/15/2053 (z)	2,650	2,836
City of Minneapolis, Fairview Health Services, Series A, Rev., 4.00%, 11/15/2048	4,120	3,570
County of Hennepin, Series C, GO, 5.00%, 12/15/2032	1,500	1,640
Duluth Economic Development Authority, Essentia Health Obligation Group,
Rev., 5.00%, 02/15/2048	3,000	3,033
Rev., 5.25%, 02/15/2058	1,000	1,023
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Series A, Rev., 5.00%, 11/15/2047	9,000	9,102
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	804
Housing & Redevelopment Authority of The City of St. Paul Minnesota, System Fairview Health Services, Series 2015, Rev., AGM-CR, 5.00%, 11/15/2047	4,500	4,579

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	191

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
Minneapolis St. Paul Metropolitan Airports Commission, Subordinate,
Series B, Rev., AMT, 5.00%, 01/01/2034	1,345	1,456
Series B, Rev., AMT, 5.25%, 01/01/2047	1,845	1,960
Minnesota Agricultural & Economic Development Board, Healthpartners Obligated Group,
Rev., 5.25%, 01/01/2047	5,000	5,474
Rev., 5.25%, 01/01/2054	5,000	5,393
Minnesota Housing Finance Agency,
Series B, Rev., GNMA/FNMA/FHLMC, 2.63%, 01/01/2040	1,920	1,563
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	910	881
Series C, Rev., 5.00%, 08/01/2032	2,365	2,641
Series D, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,485	1,436
Series G, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	2,765	2,686
Series I, Rev., GNMA/FNMA/FHLMC, 2.80%, 12/01/2047	310	273
Series I, Rev., 3.00%, 01/01/2051	1,495	1,451
Minnesota Housing Finance Agency, Social Bond, Series H, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	370	357
Minnesota Housing Finance Agency, Social Bonds,
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	1,070	1,031
Series F, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	225	217
Series F, Rev., GNMA/FNMA/FHLMC, 5.75%, 07/01/2053	395	419
Minnesota Housing Finance Agency, State Appropriation Bond Housing, Rev., 5.00%, 08/01/2029	1,245	1,350
Minnesota Housing Finance Agency, Sustainable Bonds, Series R, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	5,000	5,426
Minnesota Municipal Gas Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2052 (z)	4,370	4,402
Minnesota Office of Higher Education, Supplemental Student Loan, Rev., AMT, 4.00%, 11/01/2037	665	655
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	4,500	4,420
State of Minnesota,
Series A, GO, 4.00%, 09/01/2037	690	717
Series A, GO, 5.00%, 08/01/2026	250	259
Series A, GO, 5.00%, 10/01/2029	45	48
Series A, GO, 5.00%, 10/01/2032	1,000	1,065

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Minnesota — continued
Series A, GO, 5.00%, 08/01/2033	3,375	3,654
Series A, GO, 5.00%, 08/01/2034	2,000	2,131
Series E, GO, 3.00%, 08/01/2026	710	699
University of Minnesota,
Series A, Rev., 5.00%, 01/01/2040	405	459
Series A, Rev., 5.00%, 01/01/2041	2,500	2,823
Series A, Rev., 5.00%, 01/01/2042	2,750	3,092

		92,840

Mississippi — 0.1%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Series D, Rev., VRDO, 4.65%, 07/01/2024 (z)	5,000	5,000
Mississippi Business Finance Corp., System Energy Resources Inc. Project, Rev., 2.38%, 06/01/2044	175	108
Mississippi Development Bank, Hinds County School District Project, Rev., 5.00%, 03/01/2048	1,360	1,394
Mississippi Home Corp., Social Bond, Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.00%, 12/01/2052	170	175
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Rev., 5.00%, 09/01/2044 (z)	250	252

		6,929

Missouri — 0.6%
Cape Girardeau County Industrial Development Authority, Rev., 4.00%, 06/01/2043	5,305	5,228
Cape Girardeau County Industrial Development Authority, Southeasthealth, Rev., 4.00%, 03/01/2041	870	845
City of Kansas City Sanitary Sewer System Revenue, Series A, Rev., 5.00%, 01/01/2041	1,000	1,111
City of St Louis MO Airport Revenue, Rev., AGM, 5.00%, 07/01/2032	1,000	1,129
Curators of University of Missouri (The),
Series A, Rev., 4.00%, 11/01/2034	2,500	2,477
Series A, Rev., 4.00%, 11/01/2035	1,000	986
Health & Educational Facilities Authority of the State of Missouri, Series C, Rev., 5.00%, 05/01/2052 (z)	2,695	2,847
Health & Educational Facilities Authority of the State of Missouri, Luke’s Health System, Rev., 4.00%, 11/15/2038	2,000	2,021
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,410	1,463

SEE NOTES TO FINANCIAL STATEMENTS.

192	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Rev., 4.00%, 02/01/2034	500	504
Kansas City Industrial Development Authority, Rev., AMT, 5.00%, 03/01/2032	900	955
Kansas City Industrial Development Authority, Kansas City International Airport,
Rev., AMT, 4.00%, 03/01/2036	1,250	1,238
Rev., AMT, 4.00%, 03/01/2040	2,500	2,457
Rev., AMT, 5.00%, 03/01/2029	3,050	3,205
Rev., AMT, 5.00%, 03/01/2038	2,480	2,575
Kansas City Industrial Development Authority, Kansas City International Airport,, Rev., AMT, 5.00%, 03/01/2044	5,000	5,119
Kansas City Planned Industrial Expansion Authority, The Depot On Old Santa Fe, Rev., 5.00%, 07/01/2045 (z)	5,722	5,857
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	393
Missouri Housing Development Commission,
Rev., GNMA/FNMA/FHLMC, 4.55%, 11/01/2044	1,000	1,003
Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2055	4,870	5,340
Missouri Housing Development Commission, First Place Homeownership Loan,
Rev., GNMA/FNMA/FHLMC, 3.00%, 05/01/2052	3,360	3,244
Rev., GNMA/FNMA/FHLMC, 3.25%, 11/01/2052	370	359
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	1,750	1,764
Rev., GNMA/FNMA/FHLMC, 5.75%, 05/01/2055	2,915	3,142
Rev., GNMA/FNMA/FHLMC, 6.50%, 05/01/2054	2,695	3,012
Series D, Rev., GNMA/FNMA/FHLMC, 3.25%, 05/01/2051	5	5
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Company Project, Series AR, Rev., 2.90%, 09/01/2033	2,000	1,794
Plaza at Noah’s Ark Community Improvement District, Rev., 3.00%, 05/01/2030	575	530
St. Louis Municipal Finance Corp., Convention Center Expansion, Rev., AGM, 5.00%, 10/01/2045	3,215	3,355

		63,958

Montana — 0.1%
City of Forsyth, Northwestern Corp. Colstrip, Rev., 3.88%, 07/01/2028	3,275	3,285
Montana Board of Housing,
Rev., 3.00%, 12/01/2050	2,310	2,241

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Montana — continued
Rev., 4.60%, 12/01/2049	2,785	2,749
Rev., 6.00%, 12/01/2054	410	445
Series A, Rev., 3.00%, 06/01/2052	330	318
Series B2, Rev., AMT, 3.50%, 12/01/2042	150	148
Series B, Rev., 3.00%, 12/01/2051	1,015	981
Series C, Rev., 6.25%, 06/01/2054	1,440	1,564
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,021

		12,752

Nebraska — 0.4%
Central Plains Energy Project,
Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2049 (z)	15,845	15,862
Series 1, Rev., 5.00%, 05/01/2053 (z)	3,915	4,098
County of Douglas, Creighton University Project, Rev., (SIFMA Municipal Swap Index + 0.53%), 4.41%, 07/01/2035 (aa)	2,210	2,183
County of Washington, Cargill, Inc. Project, Rev., AMT, 0.90%, 09/01/2030 (z)	350	339
Douglas County Hospital Authority No. 2, Children’s Hospital Obligation, Rev., 4.00%, 11/15/2038	1,125	1,122
Douglas County Hospital Authority No. 2, Health Facilities Children’s Hospital, Rev., 5.00%, 11/15/2047	3,000	3,037
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital, Rev., 4.00%, 05/15/2033	2,100	1,955
Douglas County, Hospital Authority No. 2, Children’s Hospital Obligated Group, Rev., 5.00%, 11/15/2053 (z)	2,190	2,215
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	999
Nebraska Public Power District, Series A, Rev., 5.00%, 07/01/2028	300	318
Omaha Public Power District, Rev., 5.00%, 02/01/2038 (w)	5,505	6,258
Omaha School District, GO, 4.00%, 12/15/2038	5,000	4,986
University of Nebraska Lincoln Student, Rev., 3.00%, 07/01/2035 (p)	1,030	1,025

		44,397

Nevada — 0.9%
City of Carson City, Carson Tahoe Regional Medical Center, Rev., 5.00%, 09/01/2047	1,000	1,011
City of Henderson, Series A1, GO, 4.00%, 06/01/2045	2,000	1,982
City of Las Vegas Special Improvement District No. 612 Skye Hills, Special Assessment, 3.50%, 06/01/2035	205	180

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	193

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
City of Las Vegas Special Improvement District No. 817 Summerlin Village 29, Special Improvement No. 817, Summerlin Village,
Special Assessment, 5.50%, 06/01/2038	400	419
Special Assessment, 5.75%, 06/01/2043	500	520
City of North Las Vegas, GO, BAM, 5.00%, 06/01/2027	2,000	2,097
Clark County School District,
Series A, GO, AGM, 4.00%, 06/15/2040	1,375	1,360
Series B, GO, 5.00%, 06/15/2030	1,445	1,585
Series C, GO, 5.00%, 06/15/2026	1,250	1,289
Clark County School District, Building,
Series A, GO, 5.00%, 06/15/2029	500	534
Series B, GO, AGM-CR, 5.00%, 06/15/2033	3,000	3,198
County of Clark, GO, 4.00%, 06/01/2038	4,300	4,268
County of Clark Department of Aviation, Airport Systems, Subordinate, Rev., 5.00%, 07/01/2033	1,010	1,130
County of Clark Department of Aviation, Jet Aviation Fuel Tax, Rev., AMT, 5.00%, 07/01/2025	1,625	1,647
County of Clark Department of Aviation, Subordinate, Series B, Rev., AMT, 5.00%, 07/01/2027	6,000	6,206
County of Clark Department of Aviation, System Senior, Series A, Rev., 5.00%, 07/01/2040	4,000	4,038
County of Clark Passenger Facility Charge Revenue, McCarran International,
Rev., 5.00%, 07/01/2029	5,000	5,445
Rev., 5.00%, 07/01/2031	1,950	2,103
Rev., 5.00%, 07/01/2032	2,385	2,572
County of Clark, Detention Center, GO, 4.00%, 06/01/2034	3,335	3,403
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,542
County of Clark, Southern CA Edison Company, Rev., 2.10%, 06/01/2031	1,000	861
County of Clark, Streets and Highway Project, Rev., 4.00%, 07/01/2043	4,465	4,431
County of Washoe, Sierra Pacific Power Company, Rev., AMT, 4.13%, 03/01/2036 (z)	9,000	9,015
Las Vegas Convention & Visitors Authority,
Series A, Rev., 5.00%, 07/01/2027	900	945
Series A, Rev., 5.00%, 07/01/2028	1,250	1,334
Series A, Rev., 5.00%, 07/01/2040	250	275
Series B, Rev., 5.00%, 07/01/2029	1,345	1,457
Series B, Rev., 5.00%, 07/01/2034	1,275	1,425
Series B, Rev., 5.00%, 07/01/2038	1,000	1,103
Series B, Rev., 5.00%, 07/01/2043	5,150	5,349

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Nevada — continued
Las Vegas Valley Water District,
Series A, GO, 5.00%, 06/01/2026	1,500	1,552
Series D, GO, 5.00%, 06/01/2027	2,025	2,130
Las Vegas Valley Water District, Water Improvement, Series A, GO, 5.00%, 06/01/2046	5,000	5,099
State of Nevada Department of Business & Industry, Brightline West Passenger, Rev., AMT, 4.00%, 01/01/2050 (e) (z)	2,000	2,000
State of Nevada Department of Business & Industry, Republic Services Project, Rev., AMT, 4.15%, 12/01/2026 (e) (z)	1,000	1,001
Truckee Meadows Water Authority, Rev., 5.00%, 07/01/2034	2,000	2,338

		86,844

New Hampshire — 0.4%
New Hampshire Business Finance Authority,
Rev., 3.63%, 08/20/2039	10,570	9,828
Rev., 4.13%, 01/20/2034	2,980	2,924
Rev., 4.25%, 07/20/2041	5,111	5,001
Rev., 4.38%, 09/20/2036	647	643
New Hampshire Business Finance Authority, Caritas Oregon Project, Series A, Rev., 4.13%, 08/15/2040 (e)	2,000	1,791
New Hampshire Business Finance Authority, Presbyterian Senior Living Project, Rev., 5.25%, 07/01/2048	750	786
New Hampshire Business Finance Authority, Saint Luke’s University Health, Rev., 4.00%, 08/15/2036	720	713
New Hampshire Business Finance Authority, Springpoint Senior Living,
Rev., 4.00%, 01/01/2026	270	268
Rev., 4.00%, 01/01/2027	250	248
Rev., 4.00%, 01/01/2028	290	287
Rev., 4.00%, 01/01/2029	300	296
Rev., 4.00%, 01/01/2030	280	276
Rev., 4.00%, 01/01/2031	580	570
New Hampshire Business Finance Authority, Sustainable Bond, Series B, Rev., AMT, 3.75%, 07/01/2045 (e) (z)	3,000	2,502
New Hampshire Business Finance Authority, Sustainable Certificates, Series 2, Rev., 3.88%, 01/20/2038	1,238	1,166
New Hampshire Business Finance Authority, Taxable Virginia Birmingham Care Center, Rev., 3.78%, 01/01/2036	2,000	1,635
New Hampshire Business Finance Authority, University of Nevada, Reno Project, Rev., BAM, 5.25%, 06/01/2051	1,875	2,025
New Hampshire Business Finance Authority, Waste Management, Inc. Project, Rev., AMT, (SIFMA Municipal Swap Index + 0.38%), 4.26%, 10/01/2033 (aa)	4,170	4,170

SEE NOTES TO FINANCIAL STATEMENTS.

194	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Hampshire — continued
New Hampshire Health and Education Facilities Authority Act, Series B, Rev., AMT, 5.00%, 11/01/2043	1,430	1,489
New Hampshire Health and Education Facilities Authority Act, Dartmouth Hitchcock Obligation, Rev., BAM, 4.00%, 08/01/2033	5,000	4,919
New Hampshire Housing Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.00%, 07/01/2053	430	457
New Hampshire Housing Finance Authority, Sustainable Bonds, Series D, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	2,090	2,292

		44,286

New Jersey — 2.6%
Camden County Improvement Authority, Social Bonds, KIPP Cooper Norcross Academy,
Rev., 6.00%, 06/15/2042	530	579
Rev., 6.00%, 06/15/2047	1,000	1,078
City of Bayonne, Qualified General Improvement, GO, BAM, 5.00%, 07/01/2034 (p)	1,000	1,034
City of Newark, Series A, GO, AGM, 5.00%, 10/01/2028	750	798
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 11/01/2026	1,000	918
Gloucester County Improvement Authority, The Rowan University Fossil Park,
Rev., BAM, 4.00%, 07/01/2046	725	710
Rev., BAM, 4.00%, 07/01/2051	1,000	966
Jersey City Municipal Utilities Authority, Sewer Project Notes, Series B, Rev., 5.00%, 05/01/2025	210	212
Jersey City Municipal Utilities Authority, Water Project Notes, Series A, Rev., 5.00%, 05/01/2025	1,520	1,533
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026	1,000	1,036
New Jersey Economic Development Authority,
Rev., 5.00%, 03/01/2028	785	829
Series A, Rev., 5.00%, 11/01/2027	2,500	2,621
Series AAA, Rev., 5.00%, 06/15/2036 (p)	1,000	1,044
Series AAA, Rev., 5.00%, 06/15/2041 (p)	500	522
Series AAA, Rev., 5.50%, 06/15/2028	5,000	5,201
Series AAA, Rev., 5.50%, 06/15/2032 (p)	2,000	2,111
Series BBB, Rev., 5.50%, 06/15/2030 (p)	1,225	1,293
Series DDD, Rev., 5.00%, 06/15/2031 (p)	2,000	2,107
Series WW, Rev., 5.00%, 06/15/2034 (p)	1,500	1,525
Series WW, Rev., 5.25%, 06/15/2030 (p)	1,000	1,019

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
New Jersey Economic Development Authority, Higher Education Capital Improvement Fund, Series A, Rev., 5.00%, 09/01/2025	245	245
New Jersey Economic Development Authority, Middlesex Water Company,
Rev., AMT, 4.00%, 08/01/2059	4,200	3,859
Rev., AMT, 5.00%, 08/01/2059	3,000	3,084
New Jersey Economic Development Authority, New Jersey American Water Company, Inc.,
Rev., AMT, 1.10%, 11/01/2029 (z)	2,610	2,273
Series E, Rev., AMT, 0.85%, 12/01/2025	1,940	1,816
New Jersey Economic Development Authority, Port Newark Container, Rev., AMT, 5.00%, 10/01/2037	1,000	1,031
New Jersey Economic Development Authority, Portal North Bridge NJ Transit,
Rev., 5.00%, 11/01/2038	5,345	5,879
Rev., 5.00%, 11/01/2052	6,190	6,539
Rev., 5.25%, 11/01/2041	6,000	6,638
New Jersey Economic Development Authority, School Facilities Construction,
Series EEE, Rev., 5.00%, 06/15/2032	1,500	1,588
Series GGG, Rev., 5.25%, 09/01/2026 (e)	8,000	8,287
New Jersey Economic Development Authority, Self Designated Social Bonds,
Series QQQ, Rev., 5.00%, 06/15/2026	555	571
Series QQQ, Rev., 5.00%, 06/15/2027	410	429
Series QQQ, Rev., 5.00%, 06/15/2028	400	424
New Jersey Economic Development Authority, State House Project,
Series B, Rev., 5.00%, 06/15/2027	10,690	11,143
Series B, Rev., 5.00%, 06/15/2028	8,635	9,120
New Jersey Economic Development Authority, Sustainable Bonds, Series QQQ, Rev., 4.00%, 06/15/2037	2,400	2,435
New Jersey Educational Facilities Authority, Higher Education Capital Improvement Fund Issue,
Rev., 5.00%, 09/01/2038	1,000	1,104
Rev., 5.00%, 09/01/2040	2,200	2,417
New Jersey Educational Facilities Authority, Montclair State University, Series D, Rev., 5.00%, 07/01/2028	2,000	2,024
New Jersey Educational Facilities Authority, Princeton University,
Series A, Rev., 4.00%, 07/01/2028	1,860	1,860
Series I, Rev., 5.00%, 07/01/2036	1,015	1,070
New Jersey Educational Facilities Authority, Princeton University Revenue, Rev., 5.00%, 03/01/2044	2,250	2,527
New Jersey Educational Facilities Authority, Ramapo College of New Jersey, Series A, Rev., AGM, 5.00%, 07/01/2035	200	224
New Jersey Health Care Facilities Financing Authority, Rev., 5.00%, 07/01/2036	7,500	8,580

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	195

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated, Rev., 5.00%, 07/01/2032	2,070	2,263
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligation, Rev., 3.00%, 07/01/2051	1,715	1,328
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group,
Rev., 4.25%, 07/01/2054	1,875	1,845
Rev., 5.25%, 07/01/2044	8,780	9,784
New Jersey Higher Education Student Assistance Authority,
Series B, Rev., AMT, 5.00%, 12/01/2024	570	573
Series B, Rev., AMT, 5.00%, 12/01/2027	1,340	1,380
Series B, Rev., AMT, 5.00%, 12/01/2028	1,480	1,526
Series B, Rev., AMT, 5.00%, 12/01/2029	1,440	1,501
New Jersey Higher Education Student Assistance Authority, Senior,
Series 2015-1A, Rev., AMT, 4.00%, 12/01/2030	755	739
Series A, Rev., AMT, 3.50%, 12/01/2039	100	93
Series B, Rev., AMT, 4.00%, 12/01/2041	250	240
Series B, Rev., AMT, 4.00%, 12/01/2044	2,200	2,097
Series B, Rev., AMT, 4.25%, 12/01/2045	3,880	3,855
Series B, Rev., AMT, 5.00%, 12/01/2027	1,060	1,091
New Jersey Higher Education Student Assistance Authority, Senior Bonds, Series B, Rev., AMT, 5.00%, 12/01/2024	300	302
New Jersey Higher Education Student Assistance Authority, Subordinated, Series C, Rev., AMT, 4.00%, 12/01/2048	1,195	1,071
New Jersey Housing & Mortgage Finance Agency, Series E, Rev., 3.50%, 04/01/2051	1,965	1,928
New Jersey Housing & Mortgage Finance Agency, New Irvine Turner Apartments, Rev., HUD, 3.67%, 02/01/2026	550	546
New Jersey Housing & Mortgage Finance Agency, Social Bond, Rev., 5.00%, 10/01/2053	185	190
New Jersey Housing & Mortgage Finance Agency, Social Bonds, Series H, Rev., 3.00%, 10/01/2052	725	695
New Jersey Housing & Mortgage Finance Agency, Sustainable Bond, Series K, Rev., 4.55%, 10/01/2044	665	668
New Jersey Transportation Trust Fund Authority,
Series A, Rev., 5.00%, 06/15/2029	1,550	1,669
Series A, Rev., 5.00%, 06/15/2030	3,000	3,272
Series AA, Rev., 4.00%, 06/15/2040	3,750	3,714
Series AA, Rev., 5.00%, 06/15/2029	1,000	1,077
Series AA, Rev., 5.00%, 06/15/2035	3,000	3,346
Series AA, Rev., 5.00%, 06/15/2045	660	698
Series BB, Rev., 5.00%, 06/15/2032	2,000	2,116

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
New Jersey Transportation Trust Fund Authority, Capital Appreciation,
Series A, Rev., BAM, Zero Coupon, 12/15/2038	1,000	569
Series C, Rev., AMBAC, Zero Coupon, 12/15/2026	2,000	1,828
New Jersey Transportation Trust Fund Authority, Program B,
Rev., 5.00%, 06/15/2037	2,000	2,226
Rev., 5.25%, 06/15/2046	14,455	15,819
New Jersey Transportation Trust Fund Authority, Transportation Program,
Series BB, Rev., 5.00%, 06/15/2036	3,000	3,390
Series BB, Rev., 5.00%, 06/15/2037	2,745	3,087
Series BB, Rev., 5.00%, 06/15/2038	4,000	4,471
Series BB, Rev., 5.00%, 06/15/2040	8,120	8,974
New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Rev., 5.00%, 06/15/2035	500	554
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.00%, 06/15/2038	500	556
New Jersey Transportation Trust Fund Authority, Transportation System Bond,
Rev., 4.00%, 12/15/2039	2,000	1,993
Rev., 5.00%, 12/15/2028	1,000	1,071
Rev., 5.00%, 12/15/2031	1,560	1,686
New Jersey Turnpike Authority,
Rev., 5.00%, 01/01/2042 (w)	10,000	11,038
Series A, Rev., 4.00%, 01/01/2042	1,000	1,009
Series B, Rev., 4.50%, 01/01/2048	1,750	1,793
Series D, Rev., 5.00%, 01/01/2028	2,400	2,458
Series E, Rev., 5.00%, 01/01/2032	7,000	7,037
Newark Board of Education, Sustainability Bonds,
GO, BAM, 4.00%, 07/15/2034	400	408
GO, BAM, 4.00%, 07/15/2035	410	419
GO, BAM, 4.00%, 07/15/2036	425	432
GO, BAM, 4.00%, 07/15/2037	430	436
North Hudson Sewerage Authority, Senior Lien Lease Certificates,
Rev., AGM, 5.00%, 06/01/2039	1,100	1,237
Rev., AGM, 5.00%, 06/01/2040	1,100	1,230
Rev., AGM, 5.00%, 06/01/2041	1,000	1,122
Rev., AGM, 5.00%, 06/01/2042	1,000	1,126
South Jersey Port Corp., Marine Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2025	500	502
Series B, Rev., AMT, 5.00%, 01/01/2026	1,015	1,030
South Jersey Port Corp., Marine Terminal, Subordinated, Series B, Rev., AMT, 5.00%, 01/01/2037	1,000	1,040
South Jersey Port Corp., Subordinate Marine Term, Series B, Rev., AMT, 5.00%, 01/01/2032	2,140	2,235

SEE NOTES TO FINANCIAL STATEMENTS.

196	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
South Jersey Port Corp., Subordinate, Marine Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2033	1,220	1,274
Series B, Rev., AMT, 5.00%, 01/01/2034	1,250	1,306
Series B, Rev., AMT, 5.00%, 01/01/2036	1,000	1,042
South Jersey Transportation Authority,
Series A, Rev., AGM, 5.00%, 11/01/2030	500	539
Series A, Rev., AGM, 5.00%, 11/01/2033	1,215	1,309
Series A, Rev., BAM, 5.00%, 11/01/2041	2,925	3,124
South Jersey Transportation Authority, Transportation System, Rev., BAM, 5.25%, 11/01/2052	3,100	3,347
State of New Jersey, Covid-19 Emergency Bonds, General Obligations,
Series A, GO, 4.00%, 06/01/2030	2,000	2,088
Series A, GO, 5.00%, 06/01/2028	4,245	4,531
The Gloucester County Improvement Authority, Rowan University Project, Rev., BAM, 5.00%, 07/01/2044	900	976

		262,222

New Mexico — 0.3%
Albuquerque Municipal School District No. 12, Series A, GO, 5.00%, 08/01/2024	250	250
City of Farmington NM,
Rev., 3.88%, 06/01/2040 (z)	8,750	8,801
City of Farmington, Four Corners Project, Rev., 1.80%, 04/01/2029	3,000	2,661
City of Farmington, Public Service Company, San Juan, Rev., 3.90%, 06/01/2040 (z)	1,000	1,006
City of Farmington, San Juan and Four Corners, Rev., 2.15%, 04/01/2033	4,890	3,910
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 2.05%, 09/01/2051	500	435
New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 4.00%, 06/01/2028	1,070	1,082
New Mexico Hospital Equipment Loan Council,
Rev., 5.00%, 06/01/2030	1,050	1,104
Rev., 5.00%, 06/01/2032	1,000	1,041
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Rev., 4.00%, 08/01/2037	500	501
New Mexico Mortgage Finance Authority,
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,105	1,067
Series C, Rev., GNMA/FNMA/FHLMC, 4.70%, 09/01/2049	2,000	2,001
New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 03/01/2054	610	651

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Mexico — continued
Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2049	140	139
New Mexico Municipal Energy Acquisition Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 11/01/2039 (z)	3,500	3,533
Santa Fe Public School District, GO, 5.00%, 08/01/2029	1,375	1,461
Winrock Town Center Tax Increment Development District No 1, Senior Lien, Tax Allocation, 4.25%, 05/01/2040 (e)	1,750	1,628

		31,271

New York — 12.5%
Battery Park City Authority, Series B, Rev., 5.00%, 11/01/2036	2,000	2,342
Broome County, Local Development Corp., United Health Services Hospital,
Rev., AGM, 4.00%, 04/01/2039	2,750	2,718
Rev., AGM, 5.00%, 04/01/2026	500	511
Build NYC Resource Corp., Rev., 5.00%, 07/01/2026	325	328
Build NYC Resource Corp., Family Life Academy Charter, Series A1, Rev., 5.25%, 06/01/2040 (e)	1,220	1,204
Build NYC Resource Corp., Family Life Academy Charter Project, Rev., 7.25%, 06/01/2055 (e)	250	269
Build NYC Resource Corp., Friends of Hellenic Classical, Series A, Rev., 4.00%, 12/01/2031 (e)	700	665
Build NYC Resource Corp., Grand Concourse Academy Charter School,
Rev., 5.00%, 07/01/2042	555	567
Rev., 5.00%, 07/01/2052	700	705
City of Long Beach,
Series A, GO, 5.00%, 09/01/2025	1,990	2,011
Series A, GO, 5.00%, 09/01/2027	1,500	1,582
City of New York,
Series 1I, GO, 5.00%, 03/01/2026	360	361
Series A1, GO, 4.00%, 08/01/2034	3,000	3,082
Series A1, GO, 4.00%, 08/01/2036	1,000	1,025
Series A1, GO, 5.00%, 08/01/2029	2,900	3,165
Series A1, GO, 5.00%, 09/01/2034	2,000	2,269
Series A1, GO, 5.00%, 08/01/2041	3,000	3,192
Series A1, GO, 5.25%, 09/01/2042	8,715	9,734
Series B1, GO, 5.00%, 08/01/2031	1,000	1,121
Series B1, GO, 5.00%, 10/01/2031	500	561
Series B1, GO, 5.00%, 08/01/2035	90	102
Series C1, GO, 5.00%, 08/01/2031	500	553
Series C4, GO, AGM, 5.00%, 10/01/2027	5,000	5,291
Series C, GO, 5.00%, 08/01/2027	2,000	2,110
Series C, GO, 5.00%, 03/01/2042	1,340	1,494
Series C, GO, 5.25%, 03/01/2053	30,140	33,266
Series D1, GO, 5.00%, 12/01/2024	150	151
Series D1, GO, 5.00%, 12/01/2031	1,380	1,470
Series D1, GO, 5.00%, 12/01/2036	11,955	12,683

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	197

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series D1, GO, 5.00%, 12/01/2044	2,560	2,667
Series E, GO, 5.00%, 08/01/2028	1,625	1,742
Series E, GO, 5.00%, 08/01/2033	2,000	2,152
Series F1, GO, 3.00%, 03/01/2035	2,135	1,998
Series F1, GO, 5.00%, 03/01/2043	1,000	1,079
Series F, GO, VRDO, 4.65%, 07/01/2024 (z)	7,000	7,000
City of New York, Fiscal 2001,
Series 2, GO, VRDO, 4.90%, 07/05/2024 (z)	9,195	9,195
Series 3, GO, VRDO, 4.90%, 07/01/2024 (z)	1,590	1,590
City of New York, Fiscal 2015, Series F4, GO, 5.00%, 06/01/2044 (z)	125	126
City of New York, Fiscal 2020, Series B1, GO, 5.00%, 10/01/2038	5,000	5,375
City of New York, Fiscal 2021,
Series C, GO, 4.00%, 08/01/2037	450	458
Series C, GO, 5.00%, 08/01/2033	2,000	2,208
Series C, GO, 5.00%, 08/01/2035	4,740	5,227
City of New York, Fiscal 2022,
GO, 5.25%, 05/01/2039	200	226
GO, 5.25%, 05/01/2041	2,000	2,235
GO, 5.50%, 05/01/2044	1,000	1,126
City of New York, Fiscal 2022 Subordinated, Series D3, GO, VRDO, 4.65%, 07/01/2024 (z)	17,000	17,000
City of New York, Fiscal 2024, Series A, GO, 5.00%, 08/01/2028	360	386
City of New York, Subordinated,
Series E1, GO, 4.00%, 04/01/2050	8,500	8,303
Series F1, GO, 5.00%, 08/01/2025	390	397
Series F1, GO, 5.00%, 08/01/2027	1,750	1,847
Series F1, GO, 5.00%, 08/01/2028	350	375
City of Yonkers,
Series F, GO, BAM, 5.00%, 11/15/2038	500	557
Series F, GO, BAM, 5.00%, 11/15/2039	1,000	1,108
County of Nassau,
Series A, GO, AGM, 4.00%, 04/01/2046	1,300	1,279
Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,506
Dutchess County, Local Development Corp., Health Quest System Inc. Project, Series B, Rev., 5.00%, 07/01/2046	1,250	1,253
Genesee County Funding Corp. (The), Rochester Regional Health Obligation, Rev., 5.25%, 12/01/2052	2,000	2,071
Hempstead Town Local Development Corp., Evergreen Charter School Project, Series A, Rev., 5.25%, 06/15/2042	4,000	4,153
Hudson Yards Infrastructure Corp.,
Series A, Rev., AGM, 4.00%, 02/15/2047	9,335	9,025
Series A, Rev., 5.00%, 02/15/2045	2,210	2,269
Long Island Power Authority,
Rev., 5.00%, 09/01/2042	2,070	2,141
Series A, Rev., 5.00%, 09/01/2037	1,250	1,378
Series A, Rev., 5.00%, 09/01/2044	1,000	1,001
Series B, Rev., 1.50%, 09/01/2051 (z)	5,700	5,365

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Long Island Power Authority, Green Bond, Series E, Rev., 5.00%, 09/01/2048	2,440	2,650
Long Island Power Authority, Notes, Rev., 1.00%, 09/01/2025	2,680	2,570
Metropolitan Transportation Authority,
Rev., BAM, 4.00%, 11/15/2048	4,415	4,305
Rev., AGM, (United States SOFR * 0.67 + 0.80%), 4.38%, 11/01/2032 (aa)	430	430
Rev., 5.00%, 11/15/2049	2,000	2,085
Series A, Rev., 5.25%, 11/15/2030	3,025	3,150
Series A, Rev., 5.25%, 11/15/2034	8,000	8,319
Series B, Rev., 5.00%, 11/15/2024	340	342
Series B, Rev., 5.00%, 11/15/2025	540	551
Series B, Rev., TRAN, 5.00%, 11/15/2040	2,450	2,475
Series C1, Rev., 5.00%, 11/15/2056	3,100	3,135
Series D, Rev., BAM, 4.00%, 11/15/2042	3,295	3,259
Series D, Rev., 5.00%, 11/15/2027	1,200	1,243
Metropolitan Transportation Authority, Build America Bonds, Rev., 6.67%, 11/15/2039	2,500	2,711
Metropolitan Transportation Authority, Green Bond,
Series A1, Rev., AGM, 4.00%, 11/15/2054	2,000	1,924
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,124
Series C2, Rev., Zero Coupon, 11/15/2032	500	362
Series C, Rev., 5.00%, 11/15/2040	2,465	2,592
Series D, Rev., 5.00%, 11/15/2034 (z)	5,000	5,018
Series E, Rev., 4.00%, 11/15/2045	60	58
Series E, Rev., 5.00%, 11/15/2029	250	270
Metropolitan Transportation Authority, Green Bonds,
Series A2, Rev., 5.00%, 11/15/2025	1,000	1,021
Series B1, Rev., 5.00%, 11/15/2046	2,000	2,042
Series D1, Rev., 5.00%, 11/15/2043	2,000	2,117
Series D3, Rev., 4.00%, 11/15/2049	1,000	955
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	10,000	10,316
Metropolitan Transportation Authority, Sustainable Bond,
Series A, Rev., 5.25%, 11/15/2049	2,000	2,177
Series E, Rev., 5.00%, 11/15/2033	2,400	2,604
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	1,783
Monroe County Industrial Development Corp., Andrews Terrace Community, Rev., HUD, 5.00%, 07/01/2028 (z)	3,915	4,015
Monroe County Industrial Development Corp., Rochester Regional Health Project,
Rev., 5.00%, 12/01/2027	1,000	1,031
Rev., 5.00%, 12/01/2028	1,700	1,763
Rev., 5.00%, 12/01/2029	1,900	1,979
Monroe County Industrial Development Corp., University of Rochester Project, Series A, Rev., 5.00%, 07/01/2053	13,650	14,773

SEE NOTES TO FINANCIAL STATEMENTS.

198	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
MTA Hudson Rail Yards Trust Obligations,
Series A, Rev., 5.00%, 11/15/2051	5,000	5,000
Series A, Rev., 5.00%, 11/15/2056	2,000	2,000
New York City Health and Hospitals Corp.,
Series A, Rev., 5.00%, 02/15/2026	6,055	6,227
Series A, Rev., 5.00%, 02/15/2027	5,360	5,614
Series A, Rev., 5.00%, 02/15/2029	2,485	2,696
New York City Housing Development Corp., Rev., HUD, 3.70%, 05/01/2064 (z)	2,450	2,462
New York City Housing Development Corp., Sustainability Bonds,
Rev., 0.70%, 11/01/2060 (z)	2,500	2,415
Series C2, Rev., 0.70%, 11/01/2060 (z)	1,095	1,053
New York City Housing Development Corp., Sustainable Bond, Series E2, Rev., 3.80%, 11/01/2063 (z)	1,300	1,305
New York City Housing Development Corp., Sustainable Development Bonds, Series D2, Rev., FHA, 0.70%, 05/01/2060 (z)	1,000	986
New York City Industrial Development Agency, Queens Baseball Stadium Project,
Rev., AGM, 2.00%, 01/01/2038	675	502
Rev., AGM, 3.00%, 01/01/2040	250	213
Series A, Rev., AGM, 4.00%, 01/01/2032	1,000	1,026
Series A, Rev., AGM, 5.00%, 01/01/2025	250	252
Series A, Rev., AGM, 5.00%, 01/01/2027	625	647
Series A, Rev., AGM, 5.00%, 01/01/2029	1,000	1,064
Series A, Rev., AGM, 5.00%, 01/01/2030	1,500	1,616
New York City Industrial Development Agency, Yankee Stadium Project Pilot,
Rev., AGM, 4.00%, 03/01/2045	8,825	8,574
Rev., AGM, 5.00%, 03/01/2028	1,250	1,319
Rev., AGM, 5.00%, 03/01/2029	1,500	1,606
Rev., AGM, 5.00%, 03/01/2030	3,900	4,233
New York City Municipal Water Finance Authority,
Series CC1, Rev., 4.00%, 06/15/2052	5,000	4,820
Series CC, Rev., 5.25%, 06/15/2054	5,000	5,536
Series DD, Rev., 5.00%, 06/15/2034	1,920	2,235
New York City Municipal Water Finance Authority, Second General Resolution,
Rev., 4.00%, 06/15/2051	6,205	5,992
Rev., VRDO, 4.90%, 07/01/2024 (z)	8,000	8,000
Rev., 5.00%, 06/15/2044	2,755	3,043
Rev., 5.25%, 06/15/2054	9,605	10,593
Series CC1, Rev., 5.00%, 06/15/2049	5,000	5,243
New York City Transitional Finance Authority,
Rev., 5.00%, 05/01/2038	4,900	5,610
Rev., 5.00%, 05/01/2041	3,500	3,921
Rev., 5.00%, 05/01/2044	2,445	2,700
Rev., 5.25%, 05/01/2048	5,165	5,757
Rev., 5.25%, 05/01/2049	3,000	3,341
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2015, Subordinate, Series S, Rev., 5.00%, 07/15/2040	17,800	18,035

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York City Transitional Finance Authority Building Aid Revenue, Fiscal Year 2015, Series S1, Rev., 5.00%, 07/15/2035	585	590
New York City Transitional Finance Authority Building Aid Revenue, Subordinate,
Series S1, Rev., 4.00%, 07/15/2034	1,000	1,044
Series S1, Rev., 5.00%, 07/15/2043	1,505	1,523
New York City Transitional Finance Authority Building Aid Revenue, Subordinate Fiscal 2015, Series S, Rev., 5.00%, 07/15/2028	2,060	2,079
New York City Transitional Finance Authority Future Tax Secured, Rev., 5.00%, 08/01/2029	1,000	1,091
New York City Transitional Finance Authority Future Tax Secured Revenue,
Rev., 4.00%, 08/01/2036	11,260	11,313
Rev., 5.00%, 11/01/2028	600	646
Series A1, Rev., 5.00%, 11/01/2031	1,725	1,949
Series A4, Rev., VRDO, 4.90%, 07/01/2024 (z)	11,200	11,200
Series B1, Rev., 4.00%, 08/01/2042	17,500	17,126
Series E1, Rev., 3.00%, 02/01/2028	730	725
Series F1, Rev., 5.00%, 02/01/2039	3,000	3,326
Series F1, Rev., 5.00%, 02/01/2041	2,000	2,235
Series F1, Rev., 5.00%, 02/01/2045	5,000	5,492
Series F1, Rev., 5.00%, 02/01/2046	3,335	3,652
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured,
Rev., 4.00%, 11/01/2035	7,000	7,215
Series A3, Rev., 4.00%, 08/01/2043	5,645	5,506
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Subordinate, Series B1, Rev., 5.00%, 08/01/2038	1,000	1,023
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Subordinated,
Series A3, Rev., 4.00%, 08/01/2042	2,500	2,446
Series E1, Rev., 4.00%, 02/01/2041	12,000	11,756
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate,
Rev., 4.00%, 05/01/2038	2,000	2,032
Rev., 5.00%, 11/01/2025	255	261
Series B1, Rev., 4.00%, 08/01/2036	7,415	7,643
Series DS, Rev., 4.00%, 11/01/2038	4,000	4,054
Series E1, Rev., 4.00%, 02/01/2046	2,000	1,956
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Future Tax Secured, Rev., 4.00%, 11/01/2040	5,000	4,983
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Multi Modal, Series A, Rev., 5.00%, 05/01/2040	1,000	1,116

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	199

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate, Future Tax Secured, Rev., 3.75%, 11/01/2025	8,000	7,846
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated,
Rev., 5.00%, 11/01/2026	1,000	1,041
Rev., 5.00%, 05/01/2031	1,000	1,112
Rev., 5.25%, 08/01/2042	3,000	3,348
Series A3, Rev., 4.00%, 05/01/2042	2,000	1,973
Series A3, Rev., 5.00%, 08/01/2040	1,720	1,779
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable Subordinate, Series F2, Rev., 2.85%, 05/01/2025	6,600	6,464
New York City Transitional Finance Authority, Multi Modal Bonds Subordinate, Rev., 5.00%, 05/01/2039	1,500	1,695
New York City Transitional Finance Authority, Subordinate,
Series D1, Rev., 5.00%, 11/01/2034	4,410	5,128
Series D1, Rev., 5.00%, 11/01/2037	715	822
Series D1, Rev., 5.00%, 11/01/2039	3,000	3,408
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	549
New York City Water & Sewer System,
Series AA2, Rev., 5.00%, 06/15/2029	1,350	1,481
Series BB1, Rev., 5.00%, 06/15/2049	500	524
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,161
Series GG1, Rev., 5.00%, 06/15/2030	1,000	1,116
Series GG, Rev., 5.00%, 06/15/2039	2,660	2,689
New York City Water & Sewer System, Second General Resolution,
Rev., 5.00%, 06/15/2026	1,005	1,040
Rev., 5.00%, 06/15/2029	535	587
Series CC1, Rev., 5.00%, 06/15/2048	2,730	2,799
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,438
Series DD1, Rev., 5.00%, 06/15/2048	3,115	3,210
Series DD2, Rev., 5.00%, 06/15/2040	2,000	2,084
Series DD, Rev., 5.00%, 06/15/2047	6,680	6,822
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 4.90%, 07/01/2024 (z)	2,000	2,000
New York City Water & Sewer System, Water and Sewer System Revenue Second General Resolution, Series BB2, Rev., 4.00%, 06/15/2042	1,180	1,177
New York Liberty Development Corp.,
Series 1WTC, Rev., 3.00%, 02/15/2042	1,755	1,461
Series 1WTC, Rev., 4.00%, 02/15/2043	4,985	4,862
New York Liberty Development Corp., 3 World Trade Center, Rev., 5.38%, 11/15/2040 (e)	1,945	1,950

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York Liberty Development Corp., 7 World Trade Center Project, Rev., 3.13%, 09/15/2050	3,000	2,357
New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044 (e)	19,900	19,919
New York Power Authority, Series A, Rev., 4.00%, 11/15/2045	7,000	6,852
New York Power Authority, Green Transmission Project,
Rev., AGM, 4.00%, 11/15/2036	145	151
Rev., AGM, 5.00%, 11/15/2028	1,000	1,083
Rev., AGM, 5.00%, 11/15/2034	635	720
Rev., AGM, 5.00%, 11/15/2035	1,250	1,418
New York State Dormitory Authority,
Rev., AGM, 5.00%, 10/01/2025	1,350	1,379
Rev., AGM, 5.00%, 10/01/2026	875	909
Rev., AGM, 5.00%, 10/01/2037	1,000	1,128
Rev., AGM, 5.00%, 10/01/2039	860	958
Series A1, Rev., 5.00%, 03/15/2036	2,500	2,868
Series A, Rev., 4.00%, 03/15/2039	1,000	1,002
Series A, Rev., 4.00%, 03/15/2054	8,090	7,797
Series A, Rev., 5.00%, 03/15/2029	3,000	3,252
Series A, Rev., 5.00%, 03/15/2034	2,000	2,059
Series A, Rev., 5.00%, 03/15/2036	1,765	2,041
Series A, Rev., 5.00%, 03/15/2040	1,000	1,059
Series A, Rev., 5.00%, 03/15/2044	3,975	4,361
New York State Dormitory Authority, Bidding Group 1, Series E, Rev., 5.00%, 03/15/2029	3,000	3,252
New York State Dormitory Authority, Cornell University, Series A, Rev., 5.50%, 07/01/2054	5,000	5,699
New York State Dormitory Authority, Exchange Bonds, Series C, Rev., 5.00%, 07/01/2031	1,227	1,367
New York State Dormitory Authority, General Purpose, Series D, Rev., 5.00%, 02/15/2026 (p)	95	98
New York State Dormitory Authority, Green Bond, Cornell University, Rev., 5.00%, 07/01/2034	1,100	1,309
New York State Dormitory Authority, Group 2,
Series A, Rev., 5.00%, 03/15/2033	2,000	2,212
Series A, Rev., 5.00%, 03/15/2036	2,015	2,167
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	5,365
New York State Dormitory Authority, Montefiore Obligated Group,
Series A, Rev., 5.00%, 08/01/2025	1,000	998
Series A, Rev., 5.00%, 08/01/2026	900	908
Series A, Rev., 5.00%, 08/01/2031	1,010	1,035
New York State Dormitory Authority, Northwell Health Obligated Group,
Rev., 4.00%, 05/01/2045	6,500	6,249
Rev., 4.25%, 05/01/2052	4,930	4,933
Rev., 5.00%, 05/01/2052	3,000	3,146

SEE NOTES TO FINANCIAL STATEMENTS.

200	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, Refunded General Purpose, Series B, Rev., 5.00%, 02/15/2026 (p)	2,835	2,913
New York State Dormitory Authority, Second Bond Financing Program,
Rev., AGM, 5.00%, 10/01/2029	2,000	2,186
Rev., AGM, 5.00%, 10/01/2030	4,000	4,438
Rev., AGM, 5.00%, 10/01/2036	260	291
New York State Dormitory Authority, St John’s University, Series A, Rev., 4.00%, 07/01/2048	1,000	963
New York State Dormitory Authority, Unrefunded General Purpose, Series D, Rev., 5.00%, 02/15/2026	5	5
New York State Dormitory Authority, Unrefunded Group 2, Series E, Rev., 5.00%, 03/15/2028	1,000	1,067
New York State Dormitory Authority, Yeshiva University, Series A, Rev., 5.00%, 07/15/2037	2,500	2,606
New York State Environmental Facilities Corp., Green Bond 2010 Master Financing Project,
Rev., 5.00%, 09/15/2028	575	621
Rev., 5.00%, 09/15/2031	250	285
New York State Environmental Facilities Corp., Municipal Water, Subordinated, Rev., 5.00%, 06/15/2042	2,655	2,748
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System, Inc. Project, Rev., AMT, 2.75%, 09/01/2050 (e) (z)	250	245
New York State Housing Finance Agency, Sustainability Bonds,
Series B, Rev., HUD, SONYMA, 3.60%, 11/01/2062 (z)	1,705	1,706
Series I, Rev., SONYMA, 0.70%, 11/01/2056 (z)	1,290	1,225
Series J, Rev., HUD, SONYMA, 1.10%, 11/01/2061 (z)	4,170	3,765
Series K2, Rev., HUD, SONYMA, 1.00%, 11/01/2061 (z)	1,945	1,796
Series K, Rev., SONYMA, 0.70%, 11/01/2024	1,085	1,067
New York State Thruway Authority,
Series A1, Rev., 4.00%, 03/15/2041	500	499
Series A1, Rev., 5.00%, 03/15/2033	1,000	1,118
Series A, Rev., 5.00%, 03/15/2027 (p)	1,000	1,048
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	3,120	3,122
New York State Urban Development Corp.,
Series A, Rev., 4.00%, 03/15/2042	2,000	1,987
Series E, Rev., 4.00%, 03/15/2046	10,000	9,795
New York State Urban Development Corp., Bidding Group 1, Series A, Rev., 5.00%, 03/15/2034	1,690	1,903

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York State Urban Development Corp., Bidding Group 4, Series A, Rev., 3.00%, 03/15/2050	4,000	3,091
New York State Urban Development Corp., Group 2, Series E, Rev., 4.00%, 03/15/2038	1,000	1,010
New York State Urban Development Corp., Personal Income Tax,
Rev., 4.00%, 03/15/2037	2,000	2,031
Rev., 4.00%, 03/15/2041	5,000	4,982
Rev., 5.00%, 03/15/2030	500	549
Series C3, Rev., 5.00%, 03/15/2038	1,860	1,939
New York State Urban Development Corp., State Personal Income Tax,
Rev., 4.00%, 03/15/2042	2,000	1,987
Series AG, Rev., 5.00%, 03/15/2038	5,000	5,177
New York State Urban Development Corp., State Personal Income Tax, General Purpose,
Series A, Rev., 5.00%, 03/15/2042	5,000	5,220
Series B, Rev., 3.54%, 03/15/2028 (p)	7,000	6,701
New York State Urban Development Corp., Sustainable Bond State Person, Rev., 5.00%, 03/15/2063	25,905	27,785
New York Transportation Development Corp.,
Rev., AGM, AMT, 5.00%, 06/30/2049	10,000	10,405
Rev., AMT, 5.25%, 06/30/2049	3,000	3,134
Rev., AMT, 5.50%, 06/30/2060	10,000	10,547
New York Transportation Development Corp., American Airlines Inc.,
Rev., AMT, 2.25%, 08/01/2026	585	570
Rev., AMT, 5.00%, 08/01/2026	5,375	5,377
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia,
Rev., AMT, 4.38%, 10/01/2045	9,630	9,430
Rev., AMT, 5.00%, 01/01/2032	3,000	3,097
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 4.00%, 10/01/2030	2,500	2,505
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 5.00%, 10/01/2035	11,000	11,564
New York Transportation Development Corp., John F. Kennedy International Airport, Rev., AMT, 5.38%, 08/01/2036	2,000	2,130
New York Transportation Development Corp., LaGuardia Airport Terminal,
Rev., AMT, 5.63%, 04/01/2040	15,355	16,697
Rev., AMT, 6.00%, 04/01/2035	5,000	5,651
New York Transportation Development Corp., LaGuardia Airport Terminal B,
Rev., AMT, 4.00%, 07/01/2033	2,500	2,464
Rev., AMT, 5.00%, 07/01/2046	15,180	15,179
Rev., AMT, 5.25%, 01/01/2050	8,425	8,425

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	201

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment,
Rev., AMT, 4.00%, 07/01/2031	4,500	4,448
Rev., AGM, AMT, 4.00%, 07/01/2035	5,080	4,993
Rev., AMT, 5.00%, 07/01/2041	1,000	1,000
New York Transportation Development Corp., New York State Thruway, Rev., AMT, 4.00%, 10/31/2034	600	578
New York Transportation Development Corp., Sustainable Bond, JFK International Airport,
Rev., AGM, AMT, 5.00%, 06/30/2049	14,750	15,289
Rev., AMT, 5.38%, 06/30/2060	2,390	2,467
Rev., AGM, AMT, 5.50%, 06/30/2043	1,585	1,719
Rev., AMT, 6.00%, 06/30/2054	10,575	11,614
New York Transportation Development Corp., Terminal 4 JFK International,
Rev., AMT, 5.00%, 12/01/2030	1,710	1,821
Rev., AMT, 5.00%, 12/01/2032	2,005	2,163
Rev., AMT, 5.00%, 12/01/2033	1,000	1,062
Rev., AMT, 5.00%, 12/01/2037	3,500	3,733
Rev., AMT, 5.00%, 12/01/2038	1,000	1,061
New York Transportation Development Corp., Terminal 4 JFK International Airport, Rev., AMT, 5.00%, 12/01/2030	4,160	4,430
New York Transportation Development Corp., Terminal 4 John F Kennedy International,
Rev., AMT, 4.00%, 12/01/2038	300	298
Rev., AMT, 4.00%, 12/01/2039	300	296
Rev., AMT, 4.00%, 12/01/2040	1,475	1,442
Rev., AMT, 4.00%, 12/01/2041	300	291
Rev., AMT, 4.00%, 12/01/2042	300	288
Rev., 5.00%, 12/01/2024	200	201
Rev., 5.00%, 12/01/2025	200	204
Rev., 5.00%, 12/01/2026	995	1,026
Rev., 5.00%, 12/01/2027	200	209
Rev., 5.00%, 12/01/2028	200	212
Rev., 5.00%, 12/01/2037	250	269
Rev., 5.00%, 12/01/2038	2,250	2,414
Port Authority of New York & New Jersey,
Series 207, Rev., AMT, 5.00%, 09/15/2027	2,210	2,300
Series 207, Rev., AMT, 5.00%, 09/15/2028	1,080	1,120
Series 207, Rev., AMT, 5.00%, 09/15/2031	5,000	5,188
Series 226, Rev., AMT, 5.00%, 10/15/2031	4,500	4,890
Series 226, Rev., AMT, 5.00%, 10/15/2032	1,250	1,349
Series 226, Rev., AMT, 5.00%, 10/15/2036	2,040	2,197
Series 242, Rev., AMT, 5.00%, 12/01/2042	7,000	7,497
Port Authority of New York & New Jersey, Consolidated,
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,065

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series 206, Rev., AMT, 5.00%, 11/15/2032	3,000	3,104
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	1,731
Series 221, Rev., AMT, 5.00%, 07/15/2032	1,500	1,602
Port Authority of New York & New Jersey, Consolidated 211, Rev., 4.00%, 09/01/2043	18,590	18,271
Port Authority of New York & New Jersey, Consolidated Bond 233, Rev., 5.00%, 08/01/2038	670	755
Port Authority of New York & New Jersey, Consolidated Bond Two, Rev., AMT, 5.50%, 08/01/2052	8,500	9,159
Port Authority of New York & New Jersey, Consolidated Bond Two Hund, Rev., AMT, 5.00%, 01/15/2039	1,250	1,347
Port Authority of New York & New Jersey, Consolidated Bonds,
Series 221, Rev., AMT, 4.00%, 07/15/2039	5,000	4,930
Series 221, Rev., AMT, 4.00%, 07/15/2040	3,715	3,631
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty,
Rev., AMT, 5.00%, 09/01/2026	3,000	3,004
Series 222, Rev., 4.00%, 07/15/2036	10,250	10,485
RBC Municipal Products, Inc. Trust, Rev., AMT, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 3.94%, 10/01/2029 (e) (z)	7,600	7,600
State of New York Mortgage Agency Homeowner Mortgage Revenue, Social Bonds, Series 253, Rev., SONYMA, AMT, 4.70%, 10/01/2038	2,085	2,119
State of New York Mortgage Agency, Social Bonds, Series 233, Rev., 3.00%, 10/01/2045	1,930	1,865
State of New York Mortgage Agency, Social Bonds 242, Rev., SONYMA, 3.50%, 10/01/2052	100	98
Suffolk Regional Off-Track Betting Co., Rev., 6.00%, 12/01/2053	1,000	1,042
Triborough Bridge & Tunnel Authority,
Rev., 5.25%, 05/15/2054	9,940	11,016
Series A2, Rev., 2.00%, 05/15/2045 (z)	4,250	3,920
Series A, Rev., BAN, 5.00%, 08/15/2024	3,000	3,005
Series A, Rev., 5.00%, 11/15/2041	1,975	2,006
Series A, Rev., 5.00%, 11/15/2047	2,500	2,709
Series A, Rev., 5.00%, 11/15/2049	3,040	3,226
Triborough Bridge & Tunnel Authority Sales Tax Revenue,
Series A1, Rev., 5.00%, 05/15/2049	2,600	2,846
Series A1, Rev., 5.00%, 05/15/2054	2,355	2,562
Series A1, Rev., 5.25%, 05/15/2059	16,710	18,389

SEE NOTES TO FINANCIAL STATEMENTS.

202	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series A1, Rev., 5.25%, 05/15/2064	25,770	28,249
Series A2, Rev., 5.25%, 05/15/2064	24,000	26,115
Triborough Bridge & Tunnel Authority, Green Bond,
Series E1, Rev., 5.00%, 11/15/2027	1,155	1,219
Series E-2B, Rev., 5.00%, 11/15/2032	575	652
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Rev., 5.00%, 05/15/2047	5,250	5,667
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Rev., 5.00%, 11/15/2026	2,440	2,544
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Green Bonds, Rev., 5.00%, 11/15/2029	1,615	1,771
Triborough Bridge & Tunnel Authority, Senior, Series C, Rev., 5.00%, 05/15/2040	5,000	5,537
Triborough Bridge & Tunnel Authority, Senior Lien,
Rev., 5.00%, 05/15/2050 (z)	7,000	7,164
Series C, Rev., 5.25%, 05/15/2052	10,000	10,915
Series C1-A, Rev., 5.00%, 05/15/2038	2,000	2,221
Triborough Bridge & Tunnel Authority, Senior Lien MTA Bridges & Tunnels,
Rev., 5.00%, 05/15/2035	2,000	2,252
Rev., 5.00%, 05/15/2036	2,000	2,245
Rev., 5.00%, 05/15/2038	4,240	4,737
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Rev., 4.00%, 09/01/2036	750	752
TSASC, Inc., Series B, Rev., 5.00%, 06/01/2048	6,780	6,027
Utility Debt Securitization Authority,
Series 1, Rev., 5.00%, 12/15/2031	3,000	3,304
Series 1, Rev., 5.00%, 12/15/2039	1,000	1,166
Series 1, Rev., 5.00%, 12/15/2040	1,420	1,644
Utility Debt Securitization Authority, Restructuring Bonds,
Rev., 5.00%, 12/15/2033	1,500	1,529
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,591
Westchester County Local Development Corp., Westchester Med. Ctr. Obligated,
Rev., AGM, 5.00%, 11/01/2047	5,610	5,930
Rev., AGM, 5.75%, 11/01/2048	1,400	1,555
Rev., AGM, 5.75%, 11/01/2049	2,000	2,218
Rev., 6.25%, 11/01/2052	420	474
Western Regional Off-Track Betting Corp., Rev., 3.00%, 12/01/2026 (e)	235	224

		1,273,038

North Carolina — 0.9%
Charlotte-Mecklenburg Hospital Authority, Atrium Health, Series B, Rev., 1.95%, 01/15/2048 (z)	2,285	2,033

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

North Carolina — continued
Charlotte-Mecklenburg Hospital Authority, The Atrium Health, Series D, Rev., 3.63%, 01/15/2048 (z)	2,200	2,178
City of Charlotte Airport Revenue, Rev., 5.00%, 07/01/2040	2,375	2,664
City of Charlotte Airport Revenue, Airport, Series A, Rev., 4.00%, 07/01/2036	1,520	1,574
City of Charlotte Airport Revenue, Charlotte Douglas International, Rev., AMT, 5.00%, 07/01/2026	1,315	1,349
City of Charlotte Airport Special Facilities Revenue, Charlotte Douglas International,
Rev., 5.00%, 07/01/2049	5,000	5,253
Rev., AMT, 5.00%, 07/01/2049	7,335	7,521
City of Charlotte NC Water & Sewer System Revenue, Rev., 5.00%, 07/01/2041	500	571
City of Charlotte, Airport Special Facilities Revenue, Series B, Rev., AMT, 5.00%, 07/01/2027	1,315	1,360
County of Cumberland, Qualified School Construction Bonds, COP, 1.25%, 12/15/2025	4,000	3,773
Greater Asheville Regional Airport Authority,
Rev., AGM, AMT, 5.25%, 07/01/2040	500	547
Rev., AGM, AMT, 5.25%, 07/01/2041	415	452
Rev., AGM, AMT, 5.25%, 07/01/2048	1,750	1,872
North Carolina Capital Facilities Finance Agency, Republic Services Project A, Rev., 3.90%, 07/01/2034 (z)	7,250	7,250
North Carolina Department of Transportation, I-77 Hot Lanes Project, Rev., AMT, 5.00%, 06/30/2054	3,825	3,827
North Carolina Housing Finance Agency,
Rev., GNMA/FNMA/FHLMC, 4.55%, 07/01/2044	835	838
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	930	1,033
Series 37A, Rev., AMT, 3.50%, 07/01/2039	30	30
Series 44, Rev., 2.30%, 01/01/2031	1,030	902
Series 44, Rev., 4.00%, 07/01/2050	280	278
Series 45, Rev., GNMA/FNMA/FHLMC, 1.90%, 01/01/2032	1,525	1,254
North Carolina Housing Finance Agency, Home Ownership, Series 47, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	845	818
North Carolina Housing Finance Agency, Sustainable Bond 1998 Trust Agency, Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	2,125	2,313
North Carolina Housing Finance Agency, Sustainable Bonds 1998 Trust,
Rev., GNMA/FNMA/FHLMC, 4.90%, 07/01/2043	5,000	5,151

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	203

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	4,925	5,343
North Carolina Medical Care Commission, CaroMont Health, Series A, Rev., 4.00%, 02/01/2036	1,875	1,903
North Carolina Medical Care Commission, Lutheran Services for the Aging, Rev., 4.00%, 03/01/2041	1,050	932
North Carolina Medical Care Commission, Presbyterian Homes Obligations,
Series A, Rev., 4.00%, 10/01/2027	600	601
Series A, Rev., 4.00%, 10/01/2040	1,600	1,539
Series A, Rev., 4.00%, 10/01/2045	2,250	2,083
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,760	1,890
North Carolina Medical Care Commission, The Forest at Duke Project, Rev., 4.00%, 09/01/2041	830	731
North Carolina Medical Care Commission, Vidant Health, Rev., 5.00%, 06/01/2045	1,145	1,150
North Carolina State Education Assistance Authority, Senior Bonds, Series A, Rev., AMT, 5.00%, 06/01/2043	1,190	1,188
North Carolina Turnpike Authority, Senior Lien, Rev., AGM, 5.00%, 01/01/2038	2,375	2,518
North Carolina Turnpike Authority, Triangle Expressway System,
Rev., AGM, 5.00%, 01/01/2053	2,000	2,120
Rev., AGM, 5.00%, 01/01/2058	2,020	2,133
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., AGM, 5.00%, 01/01/2049	1,000	1,045
Raleigh Durham Airport Authority, Series A, Rev., AMT, 5.00%, 05/01/2032	505	519
State of North Carolina, Build Nc Programs, Series B, Rev., 5.00%, 05/01/2027	2,750	2,893
State of North Carolina, Grant Anticipation Revenue, Rev., 5.00%, 03/01/2029	1,000	1,083
Town of Fuquay-Varina Combined Utilities Revenue, Series A, Rev., 4.00%, 02/01/2049	3,250	3,151
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,317

		89,980

North Dakota — 0.4%
Cass County Joint Water Resource District, Series A, Rev., CNTY GTD, 3.45%, 04/01/2027	17,250	17,233
City of Grand Forks, Altru Health System,
Rev., 5.00%, 12/01/2031	1,500	1,534
Series A, Rev., AGM, 5.00%, 12/01/2041	1,000	1,064

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

North Dakota — continued
County of Ward, Trinity Obligation Group, Series C, Rev., 5.00%, 06/01/2043	2,500	2,375
North Dakota Housing Finance Agency,
Rev., 4.65%, 07/01/2044 (w)	5,000	5,018
Series B, Rev., 3.00%, 07/01/2051	1,705	1,656
Series C, Rev., 4.00%, 01/01/2050	630	626
North Dakota Housing Finance Agency, Home Mortgage Financing Program, Series A, Rev., 3.00%, 01/01/2052	40	39
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	2,075	2,069
North Dakota Housing Finance Agency, Social Bonds, Series B, Rev., 3.00%, 07/01/2052	955	918
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Finance Program, Rev., 5.75%, 01/01/2054	500	530
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Financing, Rev., 5.75%, 07/01/2053	1,305	1,376
North Dakota Housing Finance Agency, Sustainable Bonds Home Mortgage, Rev., 6.25%, 01/01/2054	3,750	4,072
University of North Dakota, Series A, COP, AGM, 4.00%, 06/01/2046	1,480	1,435
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	304

		40,249

Ohio — 1.9%
Akron Bath Copley Joint Township Hospital District, Rev., 5.25%, 11/15/2046	6,275	6,353
Akron Bath Copley Joint Township Hospital District, Children’s Hospital Medical, Rev., 4.00%, 11/15/2042	1,265	1,230
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations,
Rev., 4.00%, 11/15/2034	500	487
Rev., 4.00%, 11/15/2035	1,000	971
Rev., 4.00%, 11/15/2038	750	715
American Municipal Power, Inc., Fremont Energy Center Project,
Rev., 4.00%, 02/15/2036	1,750	1,779
Rev., 5.00%, 02/15/2026	600	614
American Municipal Power, Inc., Prairie State Energy Campus, Rev., 5.00%, 02/15/2026	2,500	2,559
Buckeye Tobacco Settlement Financing Authority, Series B2, Rev., 5.00%, 06/01/2055	12,690	11,698
Buckeye Tobacco Settlement Financing Authority, Senior, Series A2, Rev., 4.00%, 06/01/2048	2,210	2,037

SEE NOTES TO FINANCIAL STATEMENTS.

204	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
City of Chillicothe, Adena Health System, Rev., 5.00%, 12/01/2047	4,000	4,044
City of Cincinnati, Mercer Commons Phase 2 Project, Rev., 5.00%, 11/01/2035	1,085	1,103
Columbus Metropolitan Housing Authority, Rev., 4.00%, 06/01/2034	2,000	1,968
Columbus-Franklin County Finance Authority,
Rev., 5.00%, 12/01/2029 (e)	970	1,001
Rev., 5.00%, 12/01/2038 (e)	1,345	1,378
Columbus-Franklin County Finance Authority, Bridge Park D Block Project, Series A, Rev., 5.00%, 12/01/2051	1,750	1,744
Columbus-Franklin County Finance Authority, Dering Family Homes Project, Rev., 5.00%, 07/01/2045 (z)	2,200	2,241
County of Allen OH Hospital Facilities Revenue, Rev., 4.00%, 12/01/2040	1,415	1,384
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	52
County of Butler, UC Health, Rev., 5.00%, 11/15/2030	1,300	1,316
County of Franklin, Nationwide Children’s Hospital,
Rev., 4.00%, 11/01/2040	2,000	1,971
Rev., 5.00%, 11/01/2031	1,000	1,116
County of Hamilton OH Sewer System Revenue, Rev., 5.00%, 12/01/2049	2,915	3,179
County of Hamilton, Trihealth, Inc. Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,574
County of Miami, Improvement, Kettering Health Network, Rev., 5.00%, 08/01/2049	2,000	2,025
County of Montgomery, Dayton Children’s Hospital,
Rev., 5.00%, 08/01/2027	725	757
Rev., 5.00%, 08/01/2029	145	156
Rev., 5.00%, 08/01/2033	230	252
County of Montgomery, Kettering Health Network Obligations, Rev., 4.00%, 08/01/2041	1,200	1,176
County of Van Wert, Van Wert Health Obligated, Rev., 6.13%, 12/01/2049 (p)	1,900	2,119
Franklin County Convention Facilities Authority, Greater Columbus Convention Center, Rev., 5.00%, 12/01/2044	1,000	992
Hamilton City School District, Various Purpose, GO, 5.00%, 12/01/2034 (p)	1,500	1,509
Jefferson County Port Authority, JSW Steel USA Ohio, Rev., AMT, 5.00%, 12/01/2053 (e) (z)	5,835	5,931
Lancaster Port Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 08/01/2049 (z)	5,000	5,027

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Miami University,
Series A, Rev., 5.00%, 09/01/2028	515	554
Series A, Rev., 5.00%, 09/01/2030	1,005	1,114
Series A, Rev., 5.00%, 09/01/2037	925	1,063
Northeast Ohio Medical University, Rev., BAM, 5.00%, 12/01/2043	1,475	1,537
Ohio Air Quality Development Authority, American Electric Power Co. Project, Rev., AMT, 2.50%, 08/01/2040 (z)	2,500	2,205
Ohio Air Quality Development Authority, American Electric Power Company,
Rev., 1.90%, 05/01/2026 (z)	5,000	4,951
Series A, Rev., AMT, 2.10%, 01/01/2029 (z)	1,250	1,239
Ohio Air Quality Development Authority, AMG Vanadium Project, Rev., AMT, 5.00%, 07/01/2049 (e)	5,565	5,182
Ohio Air Quality Development Authority, Dayton Power & Light, Rev., AMT, 4.25%, 11/01/2040 (z)	7,000	7,025
Ohio Air Quality Development Authority, Duke Energy, Rev., AMT, 4.25%, 11/01/2039 (z)	7,205	7,243
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	882
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project,
Rev., 1.38%, 02/01/2026 (z)	1,875	1,849
Rev., 1.50%, 02/01/2026 (z)	120	114
Ohio Higher Educational Facility Commission, Case Western Reserve, Rev., (SIFMA Municipal Swap Index + 0.23%), 4.11%, 12/01/2042 (aa)	155	152
Ohio Higher Educational Facility Commission, Case Western Reserve University, Rev., 5.00%, 12/01/2040	1,065	1,091
Ohio Higher Educational Facility Commission, Senior University Circle, Inc., Rev., 5.00%, 01/15/2050	1,000	1,037
Ohio Higher Educational Facility Commission, University of Dayton, Rev., 5.00%, 02/01/2034	1,125	1,210
Ohio Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 09/01/2048	835	837
Ohio Housing Finance Agency, Mortgage Backed Securities Program, Rev., GNMA/FNMA/FHLMC, 3.25%, 09/01/2052	5,980	5,815
Ohio Housing Finance Agency, Post Oak Station, Rev., HUD, 3.35%, 07/01/2025 (z)	295	295

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	205

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Ohio Housing Finance Agency, Robert Cassidy Manor Apartments, Rev., FHA HUD, 5.00%, 04/01/2026 (z)	3,060	3,077
Ohio Housing Finance Agency, Thornwood Commons, Rev., FHA HUD, 5.00%, 12/01/2026 (z)	2,000	2,023
Ohio State University (The), Sustainable Bonds Multiyear Debt, Rev., 4.00%, 12/01/2041	2,060	2,075
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Series A, Rev., 4.00%, 02/15/2038	1,500	1,512
Ohio Turnpike & Infrastructure Commission, Junior Lien Infrastructure,
Rev., 5.00%, 02/15/2028	500	532
Rev., 5.00%, 02/15/2033	365	416
Ohio Water Development Authority, Series A, Rev., 5.00%, 06/01/2029	500	542
Ohio Water Development Authority Water Pollution Control Loan Fund,
Series A, Rev., 5.00%, 12/01/2030	3,000	3,357
Series B, Rev., 3.00%, 12/01/2034	125	119
Ohio Water Development Authority Water Pollution Control Loan Fund, Loan Fund, Series A, Rev., 5.00%, 12/01/2031	1,000	1,045
Ohio Water Development Authority Water Pollution Control Loan Fund, Sustainable Bonds Water Pollution, Rev., 5.00%, 12/01/2033	4,420	5,124
Ohio Water Development Authority, Sustainability Bond, Series A, Rev., 5.00%, 06/01/2031	300	337
Port of Greater Cincinnati Development Authority,
Rev., AGM, 4.25%, 12/01/2048	4,865	4,781
Rev., 5.00%, 12/01/2053	5,985	6,311
State of Ohio,
Rev., 5.25%, 08/15/2048	3,000	3,297
Series A2, Rev., 4.00%, 04/01/2033	3,000	3,002
Series A, GO, 5.00%, 09/01/2024	130	130
Series A, GO, 5.00%, 03/01/2034	1,000	1,153
Series X, GO, 5.00%, 05/01/2035	300	341
State of Ohio, Cleveland Clinic Health System,
Rev., 5.00%, 01/01/2033	2,410	2,709
Rev., 5.00%, 01/01/2034	2,425	2,726
Rev., 5.00%, 01/01/2039	570	628
Series A, Rev., 5.00%, 01/01/2027	940	980
State of Ohio, Common Schools, Series C, GO, 5.00%, 03/15/2030	125	138
State of Ohio, Garvee,
Series 1A, Rev., 5.00%, 12/15/2025	800	820
Series 1A, Rev., 5.00%, 12/15/2028	1,000	1,080
Series 2022-1, Rev., 5.00%, 12/15/2028	1,000	1,080
Series 2022-1, Rev., 5.00%, 12/15/2031	1,000	1,111
State of Ohio, Higher Education,
Series A, GO, 5.00%, 05/01/2032	10,000	10,433
Series C, GO, 5.00%, 08/01/2028 (p)	350	376

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
State of Ohio, Infrastructure Improvement,
GO, 4.00%, 09/01/2025	1,075	1,085
GO, 4.00%, 09/01/2027	1,690	1,735
GO, 5.00%, 03/01/2034	1,000	1,135
State of Ohio, Premier Health Partners,
Rev., 4.00%, 11/15/2039	1,320	1,228
Rev., 4.00%, 11/15/2041	1,450	1,325
Rev., 5.00%, 11/15/2028	680	700
State of Ohio, University Hospital Health, Rev., VRDO, 4.20%, 07/01/2024 (z)	1,500	1,500
State of Ohio, University Hospitals Health, Rev., 4.00%, 01/15/2037	1,000	1,005
State of Ohio, University Hospitals Health System, Series A, Rev., 5.00%, 01/15/2041	1,000	1,010
Summit County Development Finance Authority, University of Akron Parking Project, Rev., 5.63%, 12/01/2048	4,645	4,994

		194,825

Oklahoma — 0.7%
Creek County Educational Facilities Authority, Sapulpa Public Schools Project, Rev., BAM, 4.13%, 09/01/2048	4,250	4,170
Grand River Dam Authority, Rev., 5.00%, 06/01/2037	1,850	2,094
Oklahoma City Economic Development Trust, Increment District #8 Project,
Rev., 4.00%, 03/01/2032	1,640	1,699
Rev., 4.00%, 03/01/2033	5,000	5,187
Rev., 4.00%, 03/01/2034	4,440	4,603
Oklahoma City Water Utilities Trust, Rev., 5.25%, 07/01/2059	10,000	11,112
Oklahoma Development Finance Authority, Rev., VRDO, 4.52%, 07/05/2024 (z)	9,100	9,100
Oklahoma Development Finance Authority, Integris, Series A, Rev., 4.00%, 08/15/2038	2,000	1,955
Oklahoma Development Finance Authority, Integris Obligated Group, Rev., VRDO, 4.40%, 07/05/2024 (z)	1,910	1,910
Oklahoma Development Finance Authority, OU Health Project, Series A, Rev., 5.50%, 08/15/2037 (e)	1,110	1,154
Oklahoma Development Finance Authority, OU Medicine Project, Series B, Rev., 5.50%, 08/15/2057	8,000	8,208
Oklahoma Housing Finance Agency, Rev., GNMA/FNMA/FHLMC, 6.25%, 09/01/2055	775	861
Oklahoma Housing Finance Agency, Home Ownership Loan Program, Rev., GNMA/FNMA/FHLMC, 6.50%, 09/01/2054	2,700	3,017
Oklahoma Turnpike Authority,
Series A, Rev., 3.75%, 01/01/2033	1,000	977
Series A, Rev., 5.00%, 01/01/2037	1,665	1,699

SEE NOTES TO FINANCIAL STATEMENTS.

206	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma Water Resources Board,
Rev., 4.25%, 10/01/2050	4,200	4,169
Series B, Rev., 5.00%, 10/01/2026	1,255	1,305
Oklahoma Water Resources Board, Drinking Water Program 2019 Master, Rev., 4.00%, 04/01/2048	3,000	2,949
Osage County Industrial Authority, Rev., 5.75%, 09/01/2053	1,000	1,003
Tulsa County Independent School District No. 1 Tulsa, Series B, GO, 2.00%, 09/01/2026	1,500	1,433
University of Oklahoma, Series A, Rev., BAM, 5.00%, 07/01/2042	1,740	1,924

		70,529

Oregon — 0.7%
Astoria Hospital Facilities Authority, Rev., 5.25%, 08/01/2054	1,340	1,418
City of Portland Sewer System Revenue, Second Lien, Series A, Rev., 5.00%, 12/01/2031	2,670	3,015
City of Portland Water System Revenue, Second Lien,
Series A, Rev., 4.00%, 05/01/2039	500	504
Series A, Rev., 5.00%, 05/01/2033	1,825	1,992
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,084
Medford Hospital Facilities Authority, Asante Project, Series A, Rev., AGM, 4.00%, 08/15/2045	9,740	9,354
Multnomah County School District No. 1 Portland, GO, SCH BD GTY, 5.00%, 06/15/2028	1,850	1,984
Oregon Health & Science University, Series B1, Rev., 5.00%, 07/01/2046 (z)	1,500	1,602
Oregon State Facilities Authority, Samaritan Health Services, Rev., 5.00%, 10/01/2040	1,750	1,809
Oregon State Facilities Authority, Samaritan Health Services Project, Rev., 5.00%, 10/01/2031	1,740	1,771
Port of Portland Airport Revenue,
Series 24B, Rev., AMT, 5.00%, 07/01/2037	1,000	1,023
Series 27A, Rev., AMT, 5.00%, 07/01/2028	1,595	1,669
Series 27A, Rev., AMT, 5.00%, 07/01/2034	1,455	1,548
Series 27A, Rev., AMT, 5.00%, 07/01/2036	1,000	1,061
Port of Portland Airport Revenue, Green Bonds, Rev., AMT, 5.00%, 07/01/2036	500	547
Port of Portland Airport Revenue, Portland International Air, Rev., AMT, 5.00%, 07/01/2035	1,270	1,334

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oregon — continued
Port of Portland Airport Revenue, Portland International Airport,
Rev., AMT, 5.00%, 07/01/2026	1,145	1,174
Rev., AMT, 5.00%, 07/01/2031	2,230	2,348
Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,059
Port of Portland OR Airport Revenue, Rev., AMT, 5.00%, 07/01/2047	5,000	5,056
Salem Hospital Facility Authority, Capital Manor Project,
Rev., 4.00%, 05/15/2032	185	180
Rev., 4.00%, 05/15/2040	750	675
Salem Hospital Facility Authority, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2046	3,000	3,032
State of Oregon Department of Transportation, Rev., 5.00%, 11/15/2031 (w)	2,275	2,571
State of Oregon Department of Transportation, Subordinate, Series A, Rev., 5.00%, 11/15/2036	9,095	9,928
State of Oregon Housing & Community Services Department, Series C, Rev., 3.00%, 01/01/2052	3,205	3,113
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Series A, Rev., 3.00%, 07/01/2052	615	589
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	103
State of Oregon, Article XI Q State Project,
GO, 5.00%, 05/01/2025	500	507
GO, 5.00%, 05/01/2030	405	448
State of Oregon, Article XI-Q State Project, Series A, GO, 5.00%, 05/01/2027	1,220	1,282
State of Oregon, Veterans Welfare Bonds, GO, 5.50%, 12/01/2053	260	275
State of Oregon, Veterans Welfare Bonds Series, GO, 3.00%, 12/01/2051	1,295	1,239
University of Oregon, Series A, Rev., 5.00%, 04/01/2048	1,000	1,034
Yamhill Clackamas & Washington Counties School District No. 29J Newberg, Series B, GO, SCH BD GTY, 4.00%, 06/15/2039	3,620	3,677

		70,005

Pennsylvania — 4.8%
Allegheny County Airport Authority,
Series A, Rev., AGM, AMT, 4.00%, 01/01/2046	11,800	11,329
Series A, Rev., AGM-CR, AMT, 4.00%, 01/01/2056	8,920	8,192
Series B, Rev., AGM, 4.00%, 01/01/2039	2,635	2,652

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	207

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Allegheny County Hospital Development Authority, Health Network Obligations,
Rev., 5.00%, 04/01/2033	1,000	1,041
Series A, Rev., 5.00%, 04/01/2047	1,560	1,586
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
Rev., 4.00%, 07/15/2037	1,000	986
Rev., 4.00%, 07/15/2038	3,185	3,132
Rev., 5.00%, 07/15/2030	1,000	1,072
Allegheny County Industrial Development Authority, United States Steel Corp., Rev., 4.88%, 11/01/2024	1,500	1,504
Allegheny County Sanitary Authority, Rev., 5.75%, 06/01/2047	2,250	2,552
Allegheny County, Hospital Development Authority, Pittsburg University Medical Center,
Series A, Rev., 4.00%, 07/15/2036	4,795	4,801
Series A, Rev., 5.00%, 07/15/2027	765	801
Allegheny County, Sanitary Authority,
Series B, Rev., 4.00%, 06/01/2035	400	410
Series B, Rev., 4.00%, 06/01/2036	675	696
Series B, Rev., 5.00%, 06/01/2030	500	553
Allentown Neighborhood Improvement Zone Development Authority, Forward Delivery, Rev., 5.00%, 05/01/2042	1,000	1,030
Allentown Neighborhood Improvement Zone Development Authority, Neuweiler Lofts Project, Rev., 6.25%, 05/01/2042 (e)	2,010	2,013
Allentown Neighborhood Improvement Zone Development Authority, Senior Tax Revenue, Rev., 6.00%, 05/01/2042 (e)	180	188
Altoona Area School District, GO, BAM, 5.00%, 12/01/2048 (p)	1,000	1,023
Bentworth School District, Series A, GO, BAM, 4.00%, 03/15/2025	1,380	1,384
Berks County Industrial Development Authority, Tower Health Project,
Rev., 4.00%, 11/01/2050	1,500	945
Rev., 5.00%, 11/01/2047	2,155	1,358
Bethlehem Area School District Authority, Bethlehem Area School District,
Rev., (United States SOFR * 0.67 + 0.35%), 3.93%, 01/01/2030 (aa)	230	227
Rev., (United States SOFR * 0.67 + 0.35%), 3.93%, 07/01/2031 (aa)	290	287
Rev., (United States SOFR * 0.67 + 0.35%), 3.93%, 01/01/2032 (aa)	240	237
Capital Region Water, Water Revenue, Rev., 5.00%, 07/15/2032	1,000	1,061
Central Bradford Progress Authority, Guthrie Clinic, Rev., VRDO, 4.50%, 07/05/2024 (z)	400	400

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Chartiers Valley School District, Series B, GO, 5.00%, 10/15/2040 (p)	1,000	1,012
Chester County Industrial Development Authority, Avon Grove Charter School, Rev., 5.00%, 03/01/2027	185	187
Chester County School Authority, Chester County Intermediate Unit,
Rev., BAM, 5.00%, 04/01/2037	1,000	1,090
Rev., BAM, 5.00%, 04/01/2039	1,000	1,076
Rev., BAM, 5.00%, 04/01/2040	1,550	1,662
Rev., BAM, 5.00%, 04/01/2043	1,000	1,064
City of Lancaster, GO, BAM, 5.00%, 11/01/2047	6,665	7,000
City of Philadelphia,
GO, AGM, 5.00%, 08/01/2031	1,795	1,883
Series A, GO, 5.00%, 08/01/2030	4,000	4,055
City of Philadelphia Airport Revenue,
Series A, Rev., 5.00%, 07/01/2047	5,000	5,109
Series B, Rev., AMT, 5.00%, 07/01/2035	2,235	2,297
Series C, Rev., AMT, 4.00%, 07/01/2050	1,500	1,384
Series C, Rev., AMT, 5.00%, 07/01/2028	10,000	10,437
City of Philadelphia Airport Revenue, Private Activity,
Rev., AGM, AMT, 4.00%, 07/01/2041	1,100	1,072
Rev., AGM, AMT, 4.00%, 07/01/2046	3,750	3,578
City of Philadelphia Water & Wastewater Revenue,
Series A, Rev., 5.00%, 11/01/2040	2,790	3,023
Series A, Rev., 5.00%, 11/01/2045	7,000	7,470
Series C, Rev., 5.00%, 06/01/2042	1,000	1,081
Commonwealth Financing Authority, Tobacco Master Settlement Payment,
Rev., AGM, 4.00%, 06/01/2039	6,340	6,379
Rev., 5.00%, 06/01/2025	1,820	1,841
Commonwealth of Pennsylvania,
Series 1, GO, 4.00%, 03/15/2034	5,000	5,010
Series 1, GO, 4.00%, 03/01/2035	3,650	3,716
Series 1, GO, 4.00%, 03/15/2035	2,000	2,002
Commonwealth of Pennsylvania, Bidding Group C First Series, Series 1, GO, 4.00%, 09/01/2040	5,000	5,001
County of Allegheny, Series C75, GO, 5.00%, 11/01/2028	2,305	2,389
County of Lehigh, St. Luke’s Hospital Project, Rev., (SIFMA Municipal Swap Index + 1.10%), 4.98%, 08/15/2038 (aa)	355	352
Cumberland County Municipal Authority, Rev., 5.00%, 05/01/2030	1,000	1,021
Cumberland County Municipal Authority, Unrefunded Diakon Lutheran, Rev., 5.00%, 01/01/2038	3,000	3,005
Delaware River Port Authority,
Rev., 5.00%, 01/01/2037	3,000	3,007
Rev., 5.00%, 01/01/2040	10,000	10,011

SEE NOTES TO FINANCIAL STATEMENTS.

208	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Delaware Valley Regional Finance Authority,
Series A, Rev., AMBAC, 5.50%, 08/01/2028	4,390	4,712
Series C, Rev., (CME Term SOFR 3 Month * 0.67 + 0.75%), 4.51%, 06/01/2037 (aa)	250	233
DuBois Hospital Authority, Penn Highlands Healthcare Bay, Rev., BAM, 4.00%, 07/15/2043	6,450	6,205
Geisinger Authority, Rev., 4.00%, 02/15/2039	1,750	1,726
Geisinger Authority, Geisinger Health System Obligation Group, Rev., 4.00%, 04/01/2039	7,000	6,897
Geisinger Authority, Geisinger Health System Se, Rev., 5.00%, 02/15/2045	5,560	5,649
Lancaster County Hospital Authority, Auth Masonic Villages Project, Rev., 5.13%, 11/01/2038	1,675	1,804
Lancaster County Hospital Authority, Penn State Health, Rev., 5.00%, 11/01/2037	600	635
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Rev., 4.00%, 07/01/2056	765	580
Lehigh County Industrial Development Authority, PPL Electric Utilities Project, Series A, Rev., 3.00%, 09/01/2029	3,455	3,291
Monroe County Hospital Authority/PA, Rev., 5.10%, 06/15/2039 (e)	4,890	4,870
Monroeville Finance Authority,
Series B, Rev., 5.00%, 02/15/2029	1,425	1,525
Series B, Rev., 5.00%, 02/15/2038	1,200	1,309
Series B, Rev., 5.00%, 02/15/2039	2,000	2,166
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Rev., 4.00%, 05/01/2038	250	250
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,610	1,522
Montgomery County Industrial Development Authority, Constellation Energy, Rev., 4.10%, 04/01/2053 (z)	8,435	8,599
Montgomery County Industrial Development Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2033	1,500	1,540
Series C, Rev., 5.00%, 11/15/2045	2,585	2,654
New Castle Sanitation Authority, Series A, Rev., AGM, 3.00%, 06/01/2029	500	486
Norristown Area School District, GO, 5.00%, 09/01/2026	1,500	1,547

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Northampton County General Purpose Authority, St. Luke’s University Health Network,
Rev., 5.00%, 08/15/2046	5,030	5,067
Rev., AGM, 5.00%, 08/15/2049	4,000	4,289
Pennsylvania Economic Development Financing Authority,
Rev., 4.00%, 05/15/2048	2,055	1,967
Rev., 5.00%, 05/15/2031	2,385	2,619
Rev., 5.25%, 12/01/2038 (z)	1,500	1,515
Pennsylvania Economic Development Financing Authority Parking System Revenue, Senior Insured Capitol,
Rev., AGM, 4.00%, 01/01/2041	1,000	983
Rev., AGM, 4.00%, 01/01/2042	1,035	1,007
Rev., AGM, 4.13%, 01/01/2043	1,070	1,048
Rev., AGM, 5.00%, 01/01/2034	2,000	2,167
Pennsylvania Economic Development Financing Authority, Covanta Project Sustainable, Rev., AMT, 3.25%, 08/01/2039 (e)	2,515	2,002
Pennsylvania Economic Development Financing Authority, Pennsylvania Bridges Finco LP P3 Project,
Rev., AMT, 5.00%, 12/31/2030	3,460	3,505
Rev., AMT, 5.00%, 12/31/2034	2,000	2,025
Rev., AMT, 5.00%, 06/30/2042	1,250	1,257
Pennsylvania Economic Development Financing Authority, Philadelphia Biosolids Facility,
Rev., 4.00%, 01/01/2028	1,590	1,566
Rev., 4.00%, 01/01/2029	450	442
Rev., 4.00%, 01/01/2031	800	783
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges,
Rev., AGM, AMT, 5.00%, 12/31/2057	6,730	6,946
Rev., AMT, 5.25%, 06/30/2035	1,500	1,641
Rev., AGM, AMT, 5.50%, 06/30/2042	5,640	6,198
Rev., AMT, 5.75%, 06/30/2048	3,750	4,064
Rev., AGM, AMT, 5.75%, 12/31/2062	2,500	2,726
Rev., AMT, 6.00%, 06/30/2061	1,500	1,644
Pennsylvania Economic Development Financing Authority, UPMC,
Series A1, Rev., 4.00%, 04/15/2045	5,440	5,230
Series A, Rev., 4.00%, 02/15/2042	1,330	1,290
Series A, Rev., 5.00%, 02/01/2030	4,960	4,962
Pennsylvania Economic Development Financing Authority, Villanova University Project, Rev., 5.00%, 08/01/2049	2,525	2,768
Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., 0.95%, 12/01/2033 (z)	2,000	1,833

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	209

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Rev., AMT, 1.10%, 06/01/2031 (z)	2,000	1,865
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project,
Rev., AMT, 1.75%, 08/01/2038 (z)	6,100	6,085
Rev., AMT, 4.60%, 10/01/2046 (z)	10,000	10,144
Series A, Rev., AMT, 0.58%, 08/01/2037 (z)	2,610	2,601
Pennsylvania Higher Education Assistance Agency, Series A, Rev., AMT, 5.00%, 06/01/2026	95	96
Pennsylvania Higher Education Assistance Agency, Senior,
Rev., AMT, 4.13%, 06/01/2045	490	470
Series A, Rev., AMT, 5.00%, 06/01/2028	3,775	3,876
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University,
Rev., 5.25%, 09/01/2050	1,345	1,350
Rev., AGM-CR, 5.25%, 09/01/2050	7,000	7,037
Pennsylvania Higher Educational Facilities Authority, Trustees University, Series A, Rev., 4.00%, 02/15/2043	1,000	987
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System,
Rev., 5.00%, 08/15/2042	1,250	1,280
Rev., 5.00%, 08/15/2049	3,000	3,101
Pennsylvania Higher Educational Facilities Authority, University Pennsylvania Health System, Series A, Rev., 4.00%, 08/15/2035	1,170	1,177
Pennsylvania Housing Finance Agency,
Rev., 4.60%, 10/01/2044	7,500	7,558
Rev., 6.00%, 10/01/2054	3,275	3,555
Series 133, Rev., 3.00%, 10/01/2050	2,710	2,631
Pennsylvania Housing Finance Agency, Social Bond,
Series A, Rev., 4.85%, 10/01/2043	4,000	4,121
Series A, Rev., 5.50%, 10/01/2053	1,485	1,559
Pennsylvania Housing Finance Agency, Social Bonds, Series 141A, Rev., 5.75%, 10/01/2053	2,970	3,134
Pennsylvania Housing Finance Agency, Sustainable Bond,
Series 144A, Rev., 4.45%, 10/01/2044	2,000	2,015
Series 144A, Rev., 6.00%, 10/01/2054	2,535	2,740
Pennsylvania Housing Finance Agency, Sustainable Bonds, Series 2022, Rev., 4.25%, 10/01/2052	1,975	1,977
Pennsylvania Turnpike Commission,
Rev., 5.00%, 12/01/2043	2,250	2,257
Rev., 5.50%, 12/01/2046	6,430	6,635

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,062
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,056
Series A1, Rev., 5.00%, 12/01/2045	7,685	7,747
Series A1, Rev., 5.00%, 12/01/2046	1,000	1,014
Series A2, Rev., 5.00%, 12/01/2024	100	101
Series A, Rev., 4.00%, 12/01/2041	1,250	1,249
Series A, Rev., 5.25%, 12/01/2044	2,500	2,638
Series B, Rev., 4.00%, 12/01/2039	3,000	3,009
Series B, Rev., 5.00%, 12/01/2026	400	417
Series B, Rev., 5.00%, 12/01/2027	500	531
Series B, Rev., 5.00%, 12/01/2039	1,305	1,461
Series B, Rev., 5.25%, 12/01/2047	3,000	3,277
Series C, Rev., 4.00%, 12/01/2040	1,400	1,402
Series C, Rev., 4.00%, 12/01/2042	1,555	1,559
Series C, Rev., 5.00%, 12/01/2027	345	367
Series C, Rev., 5.00%, 12/01/2041	1,560	1,712
Series C, Rev., 5.00%, 12/01/2046	1,350	1,446
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Subordinate, Series B, Rev., 5.00%, 12/01/2038	1,500	1,588
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,042
Pennsylvania Turnpike Commission, Subordinate, Rev., 5.00%, 12/01/2030	1,750	1,830
Pennsylvania Turnpike Commission, Subordinated,
Rev., 5.00%, 06/01/2026	2,000	2,041
Series A, Rev., 5.00%, 12/01/2036	2,775	2,842
Series B2, Rev., 5.00%, 06/01/2027	2,480	2,602
Philadelphia Authority for Industrial Development,
Rev., 5.00%, 05/01/2033	1,250	1,322
Rev., 5.00%, 06/15/2039 (e)	740	761
Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia, Rev., 4.00%, 07/01/2037	2,000	1,973
Philadelphia Authority for Industrial Development, String Theory Charter School, Rev., 5.00%, 06/15/2040 (e)	900	916
Philadelphia Authority for Industrial Development, Thomas Jefferson University,
Series A, Rev., 5.00%, 09/01/2032	1,110	1,138
Series A, Rev., 5.00%, 09/01/2035	1,105	1,134
Series A, Rev., 5.00%, 09/01/2047	1,000	1,008
Philadelphia Gas Works Co., Series A, Rev., AGM, 4.00%, 08/01/2045	5,000	4,889
Phoenixville Area School District, GO, 4.00%, 11/15/2040	695	701
Pittsburgh Water & Sewer Authority,
Series B, Rev., AGM, 4.00%, 09/01/2036	500	506
Series B, Rev., AGM, 4.00%, 09/01/2038	500	502
Series B, Rev., AGM, 4.00%, 09/01/2045	2,250	2,209

SEE NOTES TO FINANCIAL STATEMENTS.

210	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Pittsburgh Water & Sewer Authority, First Lien, Series A, Rev., AGM, 5.00%, 09/01/2048	1,000	1,070
Ridley School District, GO, BAM, 5.25%, 11/15/2039	4,545	4,918
School District of Philadelphia, Series A, GO, BAM, 4.00%, 09/01/2039	7,500	7,581
School District of Philadelphia (The),
GO, 4.00%, 09/01/2046	2,000	1,908
GO, BAM, 4.00%, 09/01/2046	6,610	6,397
Series A, GO, 5.00%, 09/01/2027	610	635
Series A, GO, 5.00%, 09/01/2031	245	267
Series A, GO, 5.00%, 09/01/2035	3,000	3,146
Series F, GO, 5.00%, 09/01/2035	5,000	5,085
Series F, GO, 5.00%, 09/01/2037	2,000	2,024
School District of Philadelphia (The), Green Bond,
Series B, GO, 5.00%, 09/01/2027	895	932
Series B, GO, 5.00%, 09/01/2028	1,485	1,566
Series B, GO, 5.00%, 09/01/2029	450	480
Scranton School District, Series E, GO, BAM, 4.00%, 12/01/2037	1,025	1,009
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program,
Rev., 5.25%, 06/01/2041	3,000	3,361
Rev., 5.25%, 06/01/2042	1,500	1,673
Rev., 5.25%, 06/01/2047	7,750	8,490
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Rev., AGM, 5.00%, 02/01/2027	2,250	2,341
Rev., AGM, 5.00%, 02/01/2028	2,590	2,727
State Public School Building Authority, Northampton County Area Community,
Rev., BAM, 4.00%, 03/01/2029	1,000	1,014
Rev., BAM, 4.00%, 03/01/2030	640	648
Rev., BAM, 4.00%, 03/01/2031	500	506
Rev., BAM, 5.00%, 03/01/2027	715	741
Rev., BAM, 5.00%, 03/01/2028	755	793
State Public School Building Authority, Philadelphia School District, Rev., AGM, 5.00%, 06/01/2030	3,480	3,600
Tender Option Bond Trust Receipts/Certificates, Rev., LIQ: Bank of America NA, 0.00%, 04/01/2051 (e) (z)	11,250	11,250
Westmoreland County Industrial Development Authority, Excela Health Project,
Series A, Rev., 4.00%, 07/01/2025	575	573
Series A, Rev., 5.00%, 07/01/2028	1,400	1,431

		492,887

Puerto Rico — 0.8%
Commonwealth of Puerto Rico, Note Claims, 0.00%, 11/01/2051 (z)	6,151	3,183

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Puerto Rico — continued
Commonwealth of Puerto Rico, Restructured,
Series A1, GO, 4.00%, 07/01/2033	481	482
Series A1, GO, 4.00%, 07/01/2041	505	471
Series A1, GO, 4.00%, 07/01/2046	525	475
Series A1, GO, 5.38%, 07/01/2025	1,917	1,933
Series A1, GO, 5.63%, 07/01/2027	5,045	5,264
Series A1, GO, 5.63%, 07/01/2029	2,000	2,145
Series A1, GO, 5.75%, 07/01/2031	2,008	2,230
Series A, GO, Zero Coupon, 07/01/2024	78	78
Series A, GO, Zero Coupon, 07/01/2033	7,410	4,944
Commonwealth of Puerto Rico, Subordinate, Note Claims, Series CW, 0.00%, 11/01/2043 (z)	18,224	11,162
Commonwealth of Puerto Rico, Subordinated, Note Claims, Series CL, 0.00%, 11/01/2051 (n) (z)	9,835	6,196
Puerto Rico Electric Power Authority,
Series AAA, Rev., 5.25%, 07/01/2023 (d)	100	47
Series CCC, Rev., 4.63%, 07/01/2025 (d)	100	47
Series DDD, Rev., 5.00%, 07/01/2020 (d)	570	268
Series NN, Rev., NATL, 4.75%, 07/01/2033	30	29
Series TT, Rev., 5.00%, 07/01/2020 (d)	285	134
Series TT, Rev., 5.00%, 07/01/2021 (d)	100	47
Series TT, Rev., 5.00%, 07/01/2037 (d)	1,200	564
Series XX, Rev., 4.63%, 07/01/2025 (d)	100	47
Series XX, Rev., 4.75%, 07/01/2026 (d)	295	139
Series ZZ, Rev., 4.25%, 07/01/2020 (d)	470	221
Series ZZ, Rev., 5.25%, 07/01/2019 (d)	580	272
Series ZZ, Rev., 5.25%, 07/01/2023 (d)	500	235
Puerto Rico Electric Power Authority, Libor, Series UU, Rev., AGM, (CME Term SOFR 3 Month * 0.67 + 0.52%), 4.25%, 07/01/2029 (aa)	500	489
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured,
Series A1, Rev., Zero Coupon, 07/01/2031	2,925	2,220
Series A1, Rev., 5.00%, 07/01/2058	22,950	22,861
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured,
Series A1, Rev., 4.55%, 07/01/2040	1,385	1,390
Series A2, Rev., 4.33%, 07/01/2040	13,000	12,826

		80,399

Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., Brown University, Series A, Rev., 4.00%, 09/01/2037	1,000	1,011
Rhode Island Health and Educational Building Corp., Lifespan Health System, Rev., 5.00%, 05/15/2039	5,500	5,559
Rhode Island Housing and Mortgage Finance Corp., Series 71, Rev., GNMA COLL, 3.75%, 10/01/2049	250	247

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	211

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Rhode Island — continued
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
Series 73A, Rev., 0.95%, 04/01/2026	500	462
Series 73A, Rev., 1.10%, 04/01/2027	300	271
Series 73A, Rev., 1.65%, 10/01/2029	715	610
Series 73A, Rev., 3.00%, 10/01/2050	870	843
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, Series 75A, Rev., 3.00%, 10/01/2051	2,135	2,063
Rhode Island Student Loan Authority,
Rev., AMT, 3.63%, 12/01/2037	930	874
Rev., AMT, 4.13%, 12/01/2041	1,275	1,225
Rev., AMT, 4.13%, 12/01/2043	1,600	1,542
Rhode Island Student Loan Authority, Senior Bond, Series A, Rev., AMT, 5.00%, 12/01/2029	370	391
Rhode Island Turnpike & Bridge Authority, Rev., 5.00%, 10/01/2040	1,000	1,012
Tobacco Settlement Financing Corp., Series B, Rev., 4.50%, 06/01/2045	2,505	2,513

		18,623

South Carolina — 1.1%
City of Columbia Waterworks & Sewer System Revenue,
Rev., 5.00%, 02/01/2047	2,625	2,875
Series B, Rev., 4.00%, 02/01/2041	5,000	4,951
Series B, Rev., 5.00%, 02/01/2036	1,085	1,245
Series B, Rev., 5.00%, 02/01/2037	1,500	1,716
Series B, Rev., 5.00%, 02/01/2038	1,500	1,708
Columbia Housing Authority, Colonial Bluffs Apartments, Rev., 1.25%, 08/01/2025 (z)	770	768
Lexington County Health Services District, Inc., Lexmed Obligated Group,
Rev., 4.00%, 11/01/2030	1,000	1,010
Rev., 4.00%, 11/01/2031	1,000	1,010
Patriots Energy Group Financing Agency, Series B1, Rev., 5.25%, 02/01/2054 (z)	14,400	15,591
South Carolina Jobs-Economic Development Authority, Rev., 4.50%, 11/01/2054	2,300	2,297
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Series S, Rev., 5.00%, 12/01/2048 (z)	1,000	1,015
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	1,018
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,565
South Carolina Jobs-Economic Development Authority, Prisma Health Obligation Group, Rev., 5.00%, 05/01/2043	2,000	2,036

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

South Carolina — continued
South Carolina Ports Authority,
Rev., AMT, 5.00%, 07/01/2043	5,680	5,821
Rev., AMT, 5.00%, 07/01/2055	2,000	2,025
South Carolina Public Service Authority,
Rev., 5.00%, 12/01/2039	4,000	4,325
Series A, Rev., 4.00%, 12/01/2033	1,000	1,011
Series A, Rev., 4.00%, 12/01/2034	2,000	2,022
Series A, Rev., 4.00%, 12/01/2037	2,000	2,009
Series A, Rev., 4.00%, 12/01/2038	520	520
Series A, Rev., 5.00%, 12/01/2027	1,525	1,590
Series A, Rev., 5.00%, 12/01/2028	1,700	1,715
Series A, Rev., 5.00%, 12/01/2029	85	91
Series A, Rev., 5.00%, 12/01/2031	4,500	4,859
Series A, Rev., 5.00%, 12/01/2032	1,000	1,080
Series B, Rev., 5.00%, 12/01/2040	1,000	1,071
Series B, Rev., 5.00%, 12/01/2041	2,000	2,019
South Carolina Public Service Authority, Bond Exchange, Series A, Rev., 5.00%, 12/01/2050	5,000	5,007
South Carolina Public Service Authority, Obligations, Series C, Rev., 5.00%, 12/01/2027	1,600	1,643
South Carolina Public Service Authority, Pre-refunded Obligations, Series A, Rev., 5.00%, 12/01/2024 (p)	380	382
South Carolina Public Service Authority, Unrefunded Obligations,
Rev., 5.00%, 12/01/2038	1,000	1,000
Series A, Rev., 5.00%, 12/01/2024	120	121
Series A, Rev., 5.50%, 12/01/2054	15,000	15,005
Series C, Rev., 5.00%, 12/01/2046	3,000	3,002
Series E, Rev., 5.25%, 12/01/2055	7,000	7,026
South Carolina State Housing Finance & Development Authority,
Series A, Rev., 3.00%, 01/01/2052	640	619
Series A, Rev., 4.00%, 01/01/2052	820	815
Series B, Rev., 3.25%, 01/01/2052	5,795	5,666
South Carolina State Housing Finance & Development Authority, James Lewis Jr. Eastside, Rev., FNMA COLL, 4.00%, 09/01/2024	2,190	2,188
South Carolina State Housing Finance & Development Authority, Villages at Congaree, Rev., 4.25%, 06/01/2025 (z)	915	916
Spartanburg Regional Health Services District, Services District, Inc.,
Rev., 5.00%, 04/15/2026	565	580
Rev., 5.00%, 04/15/2028	500	528

		113,461

South Dakota — 0.3%
County of Lincoln, GO, 5.00%, 12/01/2048	3,000	3,161
County of Lincoln, Augustana College Association, Rev., 4.00%, 08/01/2041	250	227

SEE NOTES TO FINANCIAL STATEMENTS.

212	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Dakota — continued
South Dakota Health & Educational Facilities Authority, Rev., 5.00%, 07/01/2046	2,000	2,030
South Dakota Health & Educational Facilities Authority, Avera Health, Series A, Rev., 5.25%, 07/01/2054	10,000	10,965
South Dakota Health & Educational Facilities Authority, Sanford Obligated Group, Rev., 5.00%, 11/01/2045	4,500	4,543
South Dakota Housing Development Authority,
Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 05/01/2051	815	799
Series G, Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2055	4,265	4,632
South Dakota Housing Development Authority, Homeownership Mortgage, Series B, Rev., 3.00%, 11/01/2051	2,410	2,328

		28,685

Tennessee — 1.0%
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health,
Series A1, Rev., 5.00%, 08/01/2028	305	322
Series A, Rev., 5.00%, 08/01/2044	1,000	1,030
City of Clarksville Water Sewer & Gas Revenue, Rev., 5.00%, 02/01/2041 (p)	965	991
City of Memphis Storm Water System Revenue, Rev., 5.00%, 10/01/2044	3,365	3,478
County of Coffee, GO, 5.00%, 06/01/2026	250	258
County of Rutherford TN, GO, 3.00%, 04/01/2033	6,625	6,217
Johnson City Health & Educational Facilities Board, Tapestry at Roan Hill, Rev., HUD, 3.60%, 12/01/2027 (z)	3,000	2,946
Knox County Health Educational & Housing Facility Board, University of Tennessee Project,
Series A1, Rev., BAM, 5.00%, 07/01/2039	500	546
Series A1, Rev., BAM, 5.25%, 07/01/2049	1,365	1,462
Knox County Health Educational & Housing Facility Board, Westview Towers Project, Rev., HUD, 3.95%, 12/01/2027 (z)	410	410
Knoxville’s Community Development Corp., Willow Place Project, Rev., HUD, 3.75%, 12/01/2027 (z)	1,800	1,782
Memphis-Shelby County Airport Authority,
Rev., AMT, 5.00%, 07/01/2032	270	280
Rev., AMT, 5.00%, 07/01/2043	2,055	2,098

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Tennessee — continued
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Rev., 5.25%, 05/01/2048	1,250	1,341
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Rev., 5.00%, 07/01/2046	1,285	1,295
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond, Vanderbilt University Medical Center, Series A, Rev., 5.00%, 07/01/2040	7,555	7,658
Metropolitan Government Nashville & Davidson County Industrial Development Board, Waste Management, Inc. Tenn Project, Rev., AMT, 0.58%, 08/01/2031 (z)	600	598
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Senior Lien, Series A, Rev., AGM, 5.25%, 07/01/2048	2,925	3,190
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Rev., 5.00%, 05/15/2043	1,500	1,680
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue, Subordinate, Series B, Rev., 5.00%, 07/01/2035	1,500	1,570
Metropolitan Nashville Airport Authority (The),
Series B, Rev., AMT, 5.00%, 07/01/2026	70	71
Series B, Rev., AMT, 5.00%, 07/01/2027	170	176
Series B, Rev., AMT, 5.25%, 07/01/2033	270	300
Series B, Rev., AMT, 5.25%, 07/01/2047	3,500	3,730
Series B, Rev., AMT, 5.50%, 07/01/2038	1,625	1,823
Shelby County Health Educational & Housing Facilities Board, Rev., 5.00%, 09/01/2049 (w) (z)	2,225	2,344
State of Tennessee, GO, 5.00%, 05/01/2041	7,470	8,418
Tennergy Corp., Series A, Rev., 4.00%, 12/01/2051 (z)	6,500	6,504
Tennergy Corp., Gas Supply Bonds, Series A, Rev., 5.50%, 10/01/2053 (z)	5,000	5,342
Tennessee Energy Acquisition Corp.,
Rev., 4.00%, 11/01/2049 (z)	4,480	4,482
Rev., 5.00%, 05/01/2052 (z)	18,000	19,098
Tennessee Energy Acquisition Corp., Gas Project, Series A1, Rev., 5.00%, 05/01/2053 (z)	9,000	9,355
Tennessee Housing Development Agency, Rev., GNMA/FNMA/FHLMC, 6.00%, 01/01/2055	755	830

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	213

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Tennessee Housing Development Agency, Residential Finance Program I, Rev., 3.75%, 01/01/2050	195	193
Tennessee Housing Development Agency, Sustainable Bonds,
Series 1A, Rev., 4.50%, 07/01/2044	1,220	1,221
Series 1A, Rev., 5.75%, 01/01/2055	550	588
Williamson County Industrial Development Board, Wood Duck Court Apartments, Rev., HUD, 5.00%, 05/01/2042 (z)	1,460	1,489

		105,116

Texas — 11.1%
Alamo Community College District, Maintenance Tax Notes, GO, 5.00%, 02/15/2026	5,000	5,140
Anson Education Facilities Corp., Arlington Classics Academy, Rev., 5.00%, 08/15/2045	1,370	1,374
Arlington Higher Education Finance Corp.,
Rev., 4.88%, 06/15/2054 (e) (w)	1,050	1,041
Series A, Rev., PSF-GTD, 4.00%, 08/15/2024	200	200
Series A, Rev., PSF-GTD, 4.00%, 08/15/2025	445	448
Series A, Rev., PSF-GTD, 4.00%, 08/15/2026	265	267
Series A, Rev., PSF-GTD, 4.00%, 08/15/2030	425	432
Series A, Rev., PSF-GTD, 5.00%, 08/15/2031	555	609
Arlington Higher Education Finance Corp., Legacy Traditional Schools,
Rev., 4.13%, 02/15/2041	815	656
Rev., 6.00%, 02/15/2042 (e)	250	249
Arlington Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	775	796
Austin Community College District,
GO, 5.00%, 08/01/2048	3,500	3,787
GO, 5.25%, 08/01/2053	1,500	1,645
Austin Convention Enterprises, Inc., First Tier Convention Center, Rev., 5.00%, 01/01/2033	1,125	1,134
Austin Independent School District,
GO, 5.00%, 08/01/2026	1,000	1,037
GO, 5.00%, 08/01/2038	500	564
Series A, GO, PSF-GTD, 4.00%, 08/01/2032 (p)	1,000	1,008
Barbers Hill Independent School District, GO, PSF-GTD, 5.00%, 02/15/2035	3,000	3,377
Bastrop Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	2,000	2,217
Beaumont Independent School District,
GO, PSF-GTD, 3.00%, 02/15/2033	2,500	2,338
GO, PSF-GTD, 5.00%, 02/15/2028	1,535	1,575

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Bells Independent School District, GO, PSF-GTD, 4.25%, 02/15/2053	2,310	2,292
Bexar County Hospital District, Certificate Obligation, GO, 5.00%, 02/15/2043	2,750	2,967
Bexar County Hospital District, Certificates Obligation, GO, 4.00%, 02/15/2039	1,090	1,099
Bexar County Hospital District, Certificates of Obligation,
GO, 5.00%, 02/15/2036	370	410
GO, 5.00%, 02/15/2037	230	254
Board of Regents of the University of Texas System,
Series A, Rev., 5.00%, 08/15/2030	1,000	1,108
Series E, Rev., 5.00%, 08/15/2027	1,000	1,055
Board of Regents of the University of Texas System, Financing System, Series A, Rev., 4.00%, 08/15/2036	1,000	1,000
Boerne Independent School District, GO, PSF-GTD, 3.13%, 02/01/2053 (z)	1,765	1,741
Brazoria County Toll Road Authority, Subordinated Lien, Series A, Rev., CNTY GTD, 5.00%, 03/01/2033	1,670	1,751
Brazosport Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2029	2,000	2,162
GO, PSF-GTD, 5.00%, 02/15/2030	1,925	2,074
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 3.50%, 01/01/2041 (z)	3,000	2,977
Carrollton-Farmers Branch Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2053	5,000	4,718
GO, PSF-GTD, 5.00%, 02/15/2026	2,500	2,570
Central Texas Regional Mobility Authority,
Rev., 5.00%, 01/01/2037	1,285	1,376
Series B, Rev., 4.00%, 01/01/2040	800	803
Series B, Rev., 4.00%, 01/01/2051	1,250	1,192
Series B, Rev., 5.00%, 01/01/2037	1,000	1,082
Series B, Rev., 5.00%, 01/01/2046	1,500	1,579
Series C, Rev., BAN, 5.00%, 01/01/2027	2,000	2,043
Central Texas Regional Mobility Authority, Senior Lien,
Series B, Rev., 4.00%, 01/01/2039	600	604
Series B, Rev., 4.00%, 01/01/2040	500	502
Series B, Rev., 5.00%, 01/01/2045	3,595	3,768
Series D, Rev., 5.00%, 01/01/2033	480	525
Series E, Rev., 5.00%, 01/01/2045	2,665	2,793
Central Texas Regional Mobility Authority, Subordinated, Series F, Rev., BAN, 5.00%, 01/01/2025	4,770	4,778
Central Texas Turnpike System, Subordinate,
Series C, Rev., 5.00%, 08/15/2031	1,000	1,001
Series C, Rev., 5.00%, 08/15/2042	5,000	5,002
Chapel Hill Independent School District/Smith County, GO, PSF-GTD, 5.00%, 02/15/2039	700	787

SEE NOTES TO FINANCIAL STATEMENTS.

214	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City Austin, Certificates Obligation,
GO, 5.00%, 09/01/2032	1,750	1,934
GO, 5.00%, 09/01/2033	1,100	1,213
GO, 5.00%, 09/01/2034	1,750	1,929
City of Arlington TX Water & Wastewater System Revenue,
Rev., 5.00%, 06/01/2037	1,445	1,661
Rev., 5.00%, 06/01/2039	1,445	1,638
City of Arlington, Tax, Increment Reinvestment Zone, Tax Allocation, 4.00%, 08/15/2041	1,000	910
City of Austin Electric Utility Revenue, Series A, Rev., 5.00%, 11/15/2031	1,595	1,620
City of Austin TX Water & Wastewater System Revenue, Rev., 5.00%, 11/15/2041	6,500	7,324
City of Austin Water & Wastewater System Revenue,
Rev., 4.00%, 11/15/2036	185	191
Rev., 4.00%, 11/15/2041	1,510	1,510
Rev., 5.00%, 11/15/2039	500	501
Rev., 5.00%, 11/15/2041	7,000	7,179
Series C, Rev., 5.00%, 11/15/2025 (p)	510	521
Series C, Rev., 5.00%, 11/15/2032	1,000	1,109
City of Austin, Airport System Revenue,
Rev., AMT, 5.00%, 11/15/2029	1,400	1,484
Rev., AMT, 5.00%, 11/15/2040	1,500	1,601
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,061
Series B, Rev., AMT, 5.00%, 11/15/2033	1,130	1,155
Series B, Rev., AMT, 5.00%, 11/15/2036	3,335	3,436
City of Austin, Electric Utility Revenue,
Series A, Rev., 5.00%, 11/15/2038	1,265	1,279
Series B, Rev., 5.00%, 11/15/2037	1,505	1,620
Series B, Rev., 5.00%, 11/15/2038	1,340	1,436
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033	620	684
City of Corpus Christi, Utility System Revenue,
Rev., 5.00%, 07/15/2028	1,885	2,014
Rev., 5.00%, 07/15/2039	1,000	1,116
City of Dallas Housing Finance Corp., Estates at Ferguson, Rev., 5.00%, 07/01/2042 (z)	1,010	1,034
City of Dallas TX, GO, AGM-CR, 4.00%, 02/15/2043	6,000	5,871
City of Dallas Waterworks & Sewer System Revenue,
Series A, Rev., 5.00%, 10/01/2032	1,250	1,294
Series A, Rev., 5.00%, 10/01/2047	5,000	5,435
Series C, Rev., 4.00%, 10/01/2031	2,000	2,046
City of Dallas, Fair Park Venue Project Senior, Special Tax, 6.25%, 08/15/2053 (e) (z)	3,500	3,524
City of Dallas, Hutchison Convention Center, Special Tax, 6.00%, 08/15/2053 (e) (z)	9,720	9,802

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of Dallas, Waterworks & Sewer System Revenue,
Series C, Rev., 4.00%, 10/01/2039	7,470	7,549
Series C, Rev., 4.00%, 10/01/2040	1,000	1,006
Series C, Rev., 5.00%, 10/01/2029	1,125	1,229
City of Denton, GO, 2.00%, 02/15/2032	1,345	1,135
City of Denton, Certificates Obligation,
GO, 2.00%, 02/15/2034	2,565	2,069
GO, 2.00%, 02/15/2035	2,625	2,079
City of Eagle Pass, Certificates Obligation,
GO, AGM, 4.00%, 03/01/2039	500	499
GO, AGM, 4.00%, 03/01/2041	680	680
City of El Paso, GO, BAM, 4.00%, 08/15/2042	10,900	10,571
City of Fort Worth, GO, 4.00%, 03/01/2030	1,150	1,181
City of Fort Worth TX Water & Sewer System Revenue,
Rev., 5.00%, 02/15/2037	2,305	2,612
Rev., 5.00%, 02/15/2038	1,390	1,567
Rev., 5.00%, 02/15/2041	710	787
City of Haslet, Improvement Area Second Project, Special Assessment, 3.25%, 09/01/2031 (e)	500	433
City of Houston Airport System Revenue, Series C, Rev., AMT, 5.00%, 07/01/2028	470	492
City of Houston Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 4.00%, 07/01/2035	1,000	991
Series A, Rev., AMT, 4.00%, 07/01/2040	3,570	3,508
Series A, Rev., AMT, 5.00%, 07/01/2024	1,000	1,000
Series A, Rev., AMT, 5.00%, 07/01/2028	1,890	1,978
Series A, Rev., AGM, AMT, 5.00%, 07/01/2028	550	575
Series A, Rev., AGM, AMT, 5.00%, 07/01/2029	1,580	1,668
Series A, Rev., AMT, 5.00%, 07/01/2034	2,500	2,656
Series A, Rev., AGM, AMT, 5.00%, 07/01/2037	2,000	2,173
Series B, Rev., 5.00%, 07/01/2026	1,000	1,033
Series B, Rev., 5.00%, 07/01/2027	1,995	2,095
City of Houston Airport System Revenue, United Airlines, Inc. Terminal, Rev., AMT, 4.00%, 07/15/2041	4,365	4,195
City of Houston Combined Utility System Revenue, First Lien, Series A, Rev., 4.00%, 11/15/2033	1,200	1,244
City of Houston Combined Utility System Revenue, Subordinated First Lien, Rev., 5.00%, 11/15/2025	2,500	2,557
City of Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment,
Rev., 4.00%, 09/01/2024	150	150
Rev., 4.00%, 09/01/2025	45	45
Rev., 4.00%, 09/01/2029	280	286

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	215

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	600	615
City of Houston, Combined Utility System Revenue, First Lien,
Series A, Rev., 5.00%, 11/15/2029	1,100	1,202
Series C, Rev., 5.00%, 11/15/2029	3,100	3,386
City of Hutto TX,
GO, BAM, 4.13%, 08/01/2049	2,500	2,404
GO, BAM, 5.00%, 08/01/2043	1,220	1,338
City of Justin, Timberbrook Public Improvement, Special Assessment, 3.00%, 09/01/2031 (e)	315	283
City of Kyle, 6 Creeks Public Improvement, Special Assessment, 2.63%, 09/01/2025 (e)	242	235
City of Lewisville, Waterworks & Sewer System Revenue, Rev., 5.00%, 02/15/2038	1,015	1,133
City of Lubbock Electric Light & Power System Revenue,
Rev., 5.00%, 04/15/2026	800	822
Rev., 5.00%, 04/15/2027	785	818
Rev., 5.00%, 04/15/2028	900	950
Rev., AGM, 5.00%, 04/15/2035	1,345	1,518
Rev., AGM, 5.00%, 04/15/2038	1,045	1,163
Rev., AGM, 5.00%, 04/15/2040	1,200	1,315
City of McKinney Waterworks & Sewer System Revenue, Rev., 5.00%, 03/15/2026	350	360
City of Palestine, Certificates Obligation, GO, AGM, 4.00%, 02/15/2046	5,000	4,743
City of Plano, GO, 4.00%, 09/01/2043	1,000	992
City of Round Rock TX, GO, 4.13%, 08/15/2046	3,210	3,165
City of San Antonio Electric & Gas Systems Revenue,
Rev., 4.00%, 02/01/2030	1,660	1,723
Rev., 5.00%, 02/01/2025	3,000	3,027
Rev., 5.00%, 02/01/2033	1,795	1,868
Rev., 5.00%, 02/01/2035	1,650	1,717
Series B, Rev., 5.25%, 02/01/2040	3,000	3,398
City of San Antonio Electric & Gas Systems Revenue, Junior Lien, Rev., 4.00%, 02/01/2037	1,000	1,024
Rev., (SIFMA Municipal Swap Index + 0.87%), 4.75%, 02/01/2048 (aa)	3,000	2,996
Series A, Rev., 5.00%, 02/01/2035	2,200	2,430
Series D, Rev., 1.13%, 12/01/2045 (z)	6,510	5,926
City of San Antonio TX Electric & Gas Systems Revenue,
Rev., 5.00%, 02/01/2036	1,680	1,935
Rev., 5.00%, 02/01/2040	1,000	1,121
Rev., 5.25%, 02/01/2044	1,660	1,859
Rev., 5.25%, 02/01/2049	4,000	4,398

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of San Antonio, Electric & Gas Systems Revenue, Rev., 4.00%, 02/01/2027	2,000	2,036
City of Waco TX, GO, 5.00%, 02/01/2049	3,000	3,262
Cleburne Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2036	1,065	1,087
Clifton Higher Education Finance Corp.,
Rev., PSF-GTD, 4.00%, 08/15/2044	4,045	3,992
Rev., PSF-GTD, 5.00%, 08/15/2035	1,300	1,444
Rev., PSF-GTD, 5.00%, 08/15/2037	500	552
Clifton Higher Education Finance Corp., Idea Public School,
Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	1,901
Series A, Rev., 4.00%, 08/15/2035	415	415
Series A, Rev., 4.00%, 08/15/2047	1,300	1,193
Series T, Rev., PSF-GTD, 4.00%, 08/15/2036	700	721
Series T, Rev., PSF-GTD, 4.00%, 08/15/2047	1,175	1,130
Series T, Rev., PSF-GTD, 5.00%, 08/15/2024	65	65
Series T, Rev., PSF-GTD, 5.00%, 08/15/2025	70	71
Series T, Rev., PSF-GTD, 5.00%, 08/15/2026	55	57
Series T, Rev., PSF-GTD, 5.00%, 08/15/2027	30	31
Series T, Rev., PSF-GTD, 5.00%, 08/15/2028	40	43
Series T, Rev., PSF-GTD, 5.00%, 08/15/2030	215	235
Clifton Higher Education Finance Corp., International Leadership of Texas,
Rev., PSF-GTD, 4.00%, 08/15/2024	115	115
Rev., PSF-GTD, 4.00%, 08/15/2025	145	146
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Rev., PSF-GTD, 5.00%, 08/15/2028	900	958
Collin County Community College District, Series A, GO, 4.00%, 08/15/2035	1,600	1,636
Conroe Independent School District, GO, PSF-GTD, 4.00%, 02/15/2049	6,000	5,805
County of Bexar,
GO, 4.00%, 06/15/2040	11,085	10,918
GO, 5.00%, 06/15/2043 (p)	2,000	2,065
County of Collin, GO, 5.00%, 02/15/2029	2,000	2,167
County of Dallas, Certificates of Obligation, GO, 5.00%, 08/15/2041	2,550	2,807
County of Denton, GO, 5.00%, 07/15/2027	1,000	1,053
County of Denton TX, GO, 4.00%, 07/15/2043	2,800	2,811
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,466
County of Harris, Series A, GO, 5.00%, 10/01/2029	1,150	1,255

SEE NOTES TO FINANCIAL STATEMENTS.

216	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
County of Harris Toll Road Revenue, First Lien, Rev., 4.00%, 08/15/2045	1,500	1,457
County of Harris, Subordinate, Series A, GO, 5.00%, 08/15/2026	1,750	1,815
County of Nueces, GO, 5.00%, 02/15/2029	460	492
County of Williamson,
GO, 5.00%, 02/15/2030 (p)	3,845	3,883
GO, 5.00%, 02/15/2031 (p)	4,045	4,084
GO, 5.00%, 02/15/2032 (p)	2,125	2,146
Cypress-Fairbanks Independent School District, School Building, Series B2, GO, PSF-GTD, 0.28%, 02/15/2040 (z)	1,285	1,280
Dallas Area Rapid Transit,
Series A, Rev., 5.00%, 12/01/2029 (p)	1,890	1,937
Series A, Rev., 5.00%, 12/01/2046 (p)	2,000	2,050
Dallas Area Rapid Transit, Senior Lien,
Rev., 5.00%, 12/01/2032	1,000	1,094
Series B, Rev., 4.00%, 12/01/2051	2,000	1,911
Dallas Fort Worth International Airport,
Series B, Rev., 5.00%, 11/01/2050	4,000	4,282
Series C, Rev., AMT, 5.00%, 11/01/2030	5,000	5,352
Dallas Fort Worth International Airport, Dallas Fort Worth International,
Rev., 5.00%, 11/01/2025	1,825	1,866
Rev., 5.00%, 11/01/2026	2,850	2,962
Dallas Independent School District, Series B, GO, PSF-GTD, 3.00%, 02/15/2034	1,370	1,287
Del Valle Independent School District,
GO, PSF-GTD, 4.00%, 06/15/2031	3,085	3,203
GO, PSF-GTD, 4.00%, 06/15/2032	3,405	3,524
GO, PSF-GTD, 4.00%, 06/15/2033	5,740	5,927
GO, PSF-GTD, 4.00%, 06/15/2034	3,280	3,383
Denton Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2027	600	634
GO, PSF-GTD, 5.00%, 08/15/2034	950	1,099
GO, PSF-GTD, 5.00%, 08/15/2053	13,130	14,174
Forney Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2040	600	665
GO, PSF-GTD, 5.00%, 08/15/2043	2,075	2,263
Series A, GO, PSF-GTD, 3.00%, 08/15/2037	3,585	3,321
Series A, GO, PSF-GTD, 3.00%, 08/15/2038	4,950	4,496
Fort Bend Grand Parkway Toll Road Authority,
Series A, Rev., CNTY GTD, 5.00%, 03/01/2026	750	770
Series A, Rev., CNTY GTD, 5.00%, 03/01/2027	285	298
Series A, Rev., CNTY GTD, 5.00%, 03/01/2029	390	421
Series A, Rev., CNTY GTD, 5.00%, 03/01/2030	1,000	1,094

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Fort Bend Independent School District,
GO, PSF-GTD, 4.00%, 08/01/2054 (z)	4,165	4,223
Series B, GO, PSF-GTD, 0.72%, 08/01/2051 (z)	625	577
Series B, GO, PSF-GTD, 0.88%, 08/01/2050 (z)	845	818
Series B, GO, PSF-GTD, 3.65%, 08/01/2052 (z)	4,000	4,000
Fort Worth Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2049	2,220	2,112
GO, PSF-GTD, 5.00%, 02/15/2040	1,750	1,955
Frisco Independent School District, school Building, Series A, GO, PSF-GTD, 4.00%, 08/15/2032	2,140	2,146
Galveston Public Facility Corp., The Oleanders at Broadway, Rev., HUD, 0.47%, 08/01/2025 (z)	560	558
Garland Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2037	500	568
Series A, GO, PSF-GTD, 5.00%, 02/15/2037	3,500	3,976
Georgetown Independent School District, GO, PSF-GTD, 2.00%, 08/15/2034	6,155	5,000
Goose Creek Consolidated Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	900	924
Grand Parkway Transportation Corp., Grand Parkway System, Rev., 4.00%, 10/01/2045	10,125	9,605
Greater Texoma Utility Authority, City of Sherman Project,
Rev., BAM, 5.00%, 10/01/2037	3,060	3,423
Rev., BAM, 5.00%, 10/01/2038	1,450	1,613
Rev., BAM, 5.00%, 10/01/2049	10,000	10,609
Series A, Rev., BAM, 4.00%, 10/01/2043	1,940	1,894
Gregory-Portland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2025	1,000	1,010
Harlandale Independent School District, GO, PSF-GTD, 0.75%, 08/15/2045 (z)	465	450
Harlandale Independent School District, Variable Maintenance Tax Notes, GO, BAM, 2.00%, 08/15/2040 (z)	350	349
Harris County Cultural Education Facilities Finance Corp., Baylor College of Medicine, Rev., VRDO, 4.38%, 07/05/2024 (z)	21,500	21,500
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital,
Rev., 4.00%, 10/01/2041	4,205	4,101
Rev., 5.00%, 10/01/2051 (z)	3,000	3,291
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital,
Rev., BAM, 4.00%, 10/01/2037	1,790	1,796

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	217

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Rev., 4.00%, 10/01/2038	1,000	995
Rev., BAM, 4.00%, 10/01/2038	1,000	998
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center, Series A, Rev., 0.90%, 05/15/2050 (z)	6,315	6,121
Harris County Flood Control District, Series A, GO, 5.00%, 10/01/2029	1,700	1,859
Harris County Flood Control District, Sustainability Bond,
Series A, GO, 4.00%, 09/15/2041	2,500	2,525
Series A, GO, 4.00%, 09/15/2048	9,000	8,707
Harris County Industrial Development Corp., Energy Transfer, Rev., 4.05%, 11/01/2050 (z)	2,000	2,022
Harris County, Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2030	1,200	1,323
Harris County, Toll Road Authority, Senior Lien, Series A, Rev., 5.00%, 08/15/2024	100	100
Hays Consolidated Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2042	18,160	17,747
GO, PSF-GTD, 5.00%, 02/15/2025	480	484
GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,106
GO, PSF-GTD, 5.00%, 02/15/2040	1,305	1,427
Hidalgo County Regional Mobility Authority, Senior Lien,
Series A, Rev., 5.00%, 12/01/2032	1,000	1,084
Series A, Rev., 5.00%, 12/01/2033	575	622
Series A, Rev., 5.00%, 12/01/2034	750	810
Housing Options, Inc., The Oaks Project, Rev., 0.50%, 08/01/2041 (z)	240	234
Houston Higher Education Finance Corp., Houston Baptist University, Rev., 4.00%, 10/01/2051	1,100	869
Houston Higher Education Finance Corp., Kipp Inc, Rev., PSF-GTD, 4.00%, 08/15/2040	2,500	2,493
Houston Housing Finance Corp., Summerdale Apartments, Rev., 5.00%, 08/01/2041 (z)	315	320
Houston Independent School District, Series C, GO, PSF-GTD, 4.00%, 06/01/2039 (z)	4,350	4,346
Hutto Independent School District, GO, PSF-GTD, 5.00%, 08/01/2048	2,400	2,596
Irving Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2028	500	532
GO, PSF-GTD, 5.00%, 02/15/2035	2,300	2,597
GO, PSF-GTD, 5.00%, 02/15/2038	4,375	4,903
GO, PSF-GTD, 5.00%, 02/15/2041	250	276
Jarrell Independent School District, GO, PSF-GTD, 5.00%, 02/15/2037	725	806

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Katy Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2031	2,000	2,003
GO, PSF-GTD, 5.00%, 02/15/2036	1,340	1,487
Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	2,529
Kilgore Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	450	462
Klein Independent School District, GO, PSF-GTD, 4.00%, 08/01/2046	4,000	3,922
Krum Independent School District, GO, PSF-GTD, 4.25%, 08/15/2054	9,255	9,175
Lake Houston Redevelopment Authority, Rev., 4.00%, 09/01/2035	250	238
Lake Travis Independent School District, School Building, Series A, GO, PSF-GTD, 5.00%, 02/15/2043 (p)	1,090	1,140
Lamar Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2029	150	162
Series A, GO, PSF-GTD, 5.00%, 02/15/2058	4,335	4,622
Leander Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,430	1,470
Leander Independent School District, School Building, Series C, GO, PSF-GTD, Zero Coupon, 08/15/2049 (p)	3,930	988
Lewisville Independent School District, GO, PSF-GTD, 5.00%, 08/15/2024	4,000	4,006
Liberty Hill Independent School District,
GO, PSF-GTD, 5.00%, 02/01/2040	1,890	2,120
GO, PSF-GTD, 5.00%, 02/01/2041	2,020	2,246
Llano Independent School District, GO, PSF-GTD, 5.00%, 02/15/2032	1,350	1,378
Love Field Airport Modernization Corp., Southwest Airlines Co Project, Rev., AMT, 5.00%, 11/01/2028	1,710	1,710
Lower Colorado River Authority,
Rev., AGM, 4.00%, 05/15/2033	500	502
Rev., AGM, 5.00%, 05/15/2031	4,795	5,357
Rev., AGM, 5.00%, 05/15/2032	5,000	5,583
Series A, Rev., 5.00%, 05/15/2027	420	439
Series B, Rev., 5.00%, 05/15/2039 (z)	3,000	3,128
Lower Colorado River Authority, LCRA Transmission Services,
Rev., 5.00%, 05/15/2027	700	733
Rev., 5.00%, 05/15/2030	1,000	1,098
Rev., 5.00%, 05/15/2051	3,500	3,708
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	108
Mansfield Independent School District, GO, PSF-GTD, 3.00%, 08/01/2036	1,000	943

SEE NOTES TO FINANCIAL STATEMENTS.

218	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Matagorda County Navigation District No. 1, Central Power & Light, Rev., AMT, 4.25%, 05/01/2030	825	818
Matagorda County Navigation District No. 1, Central Power & Light Co., Rev., 2.60%, 11/01/2029	3,500	3,225
McKinney Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,245	1,279
Medina Valley Independent School District,
GO, PSF-GTD, 0.82%, 02/15/2051 (z)	445	420
GO, PSF-GTD, 5.00%, 02/15/2040	3,000	3,332
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Contractual Obligation, Series B, Rev., 5.00%, 11/01/2025	435	445
Midland County Hospital District, Rev., BAM, 5.25%, 05/15/2054	2,170	2,366
Midland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2050	2,300	2,381
Mission Economic Development Corp.,
Rev., 0.00%, 06/01/2048	5,665	5,665
Rev., AMT, 4.00%, 06/01/2054 (z)	2,475	2,496
Mission Economic Development Corp., Republic Services, Inc. Project, Series A, Rev., AMT, 4.05%, 05/01/2050 (z)	3,040	3,041
New Caney Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2037	625	714
GO, PSF-GTD, 5.00%, 02/15/2040	1,375	1,546
GO, PSF-GTD, 5.00%, 02/15/2041	2,000	2,239
GO, PSF-GTD, 5.00%, 02/15/2044	1,250	1,383
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	1,018
New Hope Cultural Education Facilities Finance Corp., NCCD College Station Project, Series A, Rev., 5.00%, 07/01/2035 (d)	5,400	5,137
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Rev., 4.00%, 11/01/2049	100	89
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Rev., PSF-GTD, 5.00%, 06/15/2038	1,365	1,508
North Central Texas Housing Finance Corp., Bluebonnet Ridge Apartment, Rev., 0.38%, 08/01/2040 (z)	505	503
North East Independent School District, GO, PSF-GTD, 3.75%, 08/01/2049 (z)	1,570	1,575
North Fort Bend Water Authority, Rev., BAM, 5.00%, 12/15/2026	1,520	1,580
North Texas Municipal Water District Water System Revenue, Rev., 3.00%, 09/01/2041	575	491

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
North Texas Tollway Authority,
Rev., AGC, Zero Coupon, 01/01/2035	10,000	6,883
Series A, Rev., 5.00%, 01/01/2029	1,800	1,831
Series B, Rev., 5.00%, 01/01/2027	1,150	1,156
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., AGC, Zero Coupon, 01/01/2030	1,500	1,242
North Texas Tollway Authority, First Tier Bonds,
Series A, Rev., 4.00%, 01/01/2035	2,000	2,035
Series A, Rev., 5.00%, 01/01/2037	1,500	1,673
Series A, Rev., 5.00%, 01/01/2040	4,000	4,385
North Texas Tollway Authority, Second Tier,
Rev., 4.25%, 01/01/2049	4,000	3,923
Rev., 5.00%, 01/01/2048	2,335	2,404
Series B, Rev., 4.00%, 01/01/2035	2,100	2,146
Series B, Rev., 4.00%, 01/01/2036	1,000	1,020
Series B, Rev., 4.00%, 01/01/2037	1,000	1,017
Series B, Rev., 5.00%, 01/01/2027	215	219
Series B, Rev., 5.00%, 01/01/2033	1,000	1,037
North Texas Tollway Authority, Unrefunded First Tier, Series A, Rev., 5.00%, 01/01/2025	45	45
Northside Independent School District, GO, PSF-GTD, 0.70%, 06/01/2050 (z)	13,550	13,195
Northwest Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,105
Northwest Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2042 (p)	4,515	4,639
Odessa Junior College District, Consolidated Fund, Rev., AGM, 4.00%, 07/01/2026	1,015	1,026
Pasadena Independent School District, GO, PSF-GTD, 5.00%, 02/15/2047	2,000	2,154
Pearland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,075	1,104
Pecos Barstow Toyah Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	300	313
Permanent University Fund — Texas A&M University System, Board of Regents, Rev., 5.00%, 07/01/2042	1,695	1,859
Permanent University Fund — Texas A&M University System, Board Of Regents, Rev., 5.00%, 07/01/2039	1,500	1,668
Permanent University Fund — University of Texas System, Permanent University Fund Bonds, Rev., 5.00%, 07/01/2033	1,090	1,105
Plano Independent School District, GO, 5.00%, 02/15/2027	650	680
Port Authority of Houston of Harris County Texas, Rev., 5.00%, 10/01/2026	850	883

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	219

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Rev., 5.00%, 10/01/2028	1,250	1,339
Rev., 5.00%, 10/01/2029	1,250	1,359
Port Authority of Houston of Harris County Texas, First Lien,
Rev., 5.00%, 10/01/2025	950	970
Rev., 5.00%, 10/01/2048	8,500	9,173
Port Beaumont Navigation District, Jefferson Gulf Coast Energy,
Rev., AMT, 2.00%, 01/01/2027 (e)	550	517
Rev., AMT, 2.25%, 01/01/2029 (e)	800	724
Rev., AMT, 2.88%, 01/01/2041 (e)	120	92
Port of Beaumont Industrial Development Authority, Taxable Jefferson Gulf Coast Energy, Rev., 4.10%, 01/01/2028 (e)	3,000	2,596
Port of Beaumont Navigation District, Rev., AMT, 5.00%, 01/01/2039 (e)	3,250	3,288
Port of Port Arthur Navigation District, Motiva Enterprises, Rev., VRDO, 4.25%, 07/05/2024 (z)	13,600	13,600
Prosper Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2054	12,250	11,582
GO, PSF-GTD, 4.25%, 02/15/2054	20,000	19,967
GO, PSF-GTD, 5.00%, 02/15/2025	2,620	2,646
Series A, GO, PSF-GTD, 5.00%, 02/15/2030	25	27
Red River Education Finance Corp., Rev., 5.00%, 03/15/2035	1,430	1,671
Rockwall Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	1,335	1,394
Royse City Independent School District, GO, PSF-GTD, 5.00%, 02/15/2039	1,000	1,116
San Antonio Education Facilities Corp., University of The Incarnate Word,
Rev., 4.00%, 04/01/2038	2,065	1,897
Rev., 4.00%, 04/01/2041	1,000	884
San Antonio Housing Trust Finance Corp., The Arbors at West Avenue, Rev., HUD, 1.45%, 03/01/2026 (z)	805	788
San Antonio Water System,
Series 2013F, Rev., 1.00%, 05/01/2043 (z)	6,000	5,466
Series A, Rev., 5.00%, 05/15/2034	2,375	2,523
Series C, Rev., 5.00%, 05/15/2046	6,670	7,054
San Antonio Water System, Junior Lien, Series A, Rev., 5.00%, 05/15/2043	3,500	3,637
San Marcos Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2027	1,830	1,928
GO, PSF-GTD, 5.00%, 08/15/2040	2,000	2,233
Socorro Independent School District, GO, PSF-GTD, 4.00%, 08/15/2040	2,575	2,556
Southwest Independent School District, GO, PSF-GTD, 5.00%, 02/01/2027	410	428

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
State of Texas, Series B, GO, 4.00%, 08/01/2030	60	60
State of Texas, Mobility Fund, Series B, GO, 5.00%, 10/01/2032	14,655	14,916
State of Texas, Public Finance Authority, GO, 5.00%, 10/01/2026	1,000	1,039
State of Texas, Water Financial Assistance,
GO, 5.00%, 08/01/2024	125	125
Series B, GO, 5.00%, 08/01/2037	1,000	1,013
Strategic Housing Finance Corp. of Travis County, ECG Yager LP, Rev., 0.46%, 09/01/2041 (z)	2,500	2,443
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health,
Rev., 4.00%, 11/15/2042	15,000	14,564
Series A, Rev., 5.00%, 11/15/2045	4,195	4,236
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Rev., 5.50%, 11/15/2047	12,415	13,741
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health, Rev., 5.00%, 11/15/2052 (z)	1,450	1,486
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott And White Health, Rev., 5.00%, 11/15/2052 (z)	3,005	3,250
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B, Rev., 5.00%, 07/01/2035	1,110	1,180
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Taxable,
Rev., AGM, 1.36%, 09/01/2024	800	794
Rev., AGM, 1.39%, 09/01/2025	600	573
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas,
Rev., 4.00%, 10/01/2041	1,975	1,921
Rev., 5.00%, 10/01/2030	1,000	1,098
Rev., 5.00%, 10/01/2037	1,000	1,106
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Rev., 5.00%, 02/15/2041	5,000	5,094
Tarrant Regional Water District Water Supply System Revenue, Rev., 5.00%, 03/01/2036	3,500	4,022
Texas A&M University,
Rev., 5.00%, 05/15/2036	5,000	5,782
Rev., 5.00%, 05/15/2037	1,000	1,151
Rev., 5.00%, 05/15/2042	4,830	5,399
Texas A&M University, Financing System, Series B, Rev., 4.00%, 05/15/2043	20,595	19,816

SEE NOTES TO FINANCIAL STATEMENTS.

220	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Texas Department of Housing & Community Affairs,
Rev., GNMA COLL, 6.00%, 07/01/2054 (w)	2,020	2,211
Series A, Rev., GNMA COLL, 4.00%, 03/01/2050	330	328
Series B, Rev., GNMA COLL, 6.00%, 03/01/2053	585	632
Series C, Rev., GNMA COLL, 6.00%, 03/01/2054	3,150	3,442
Texas Department of Housing & Community Affairs, Aspen Park, Rev., 5.00%, 03/01/2041 (z)	1,225	1,232
Texas Department of Housing & Community Affairs, Social Bond, Series A, Rev., GNMA, 3.50%, 07/01/2052	1,090	1,067
Texas Department of Housing & Community Affairs, Social Bonds, Series A, Rev., GNMA, 3.00%, 01/01/2052	1,920	1,850
Texas Department of Housing & Community Affairs, Sustainable Bond, Series B, Rev., GNMA COLL, 5.75%, 01/01/2053	975	1,033
Texas Municipal Gas Acquisition & Supply Corp. III,
Rev., 5.00%, 12/15/2025	1,305	1,320
Rev., 5.00%, 12/15/2030	3,300	3,424
Rev., 5.00%, 12/15/2031	2,000	2,085
Texas Municipal Gas Acquisition & Supply Corp. IV,
Series A, Rev., 5.50%, 01/01/2054 (z)	15,815	16,942
Series B, Rev., 5.50%, 01/01/2054 (z)	9,795	10,939
Texas Municipal Gas Acquisition and Supply Corp. I, Series D, Rev., 6.25%, 12/15/2026	3,560	3,665
Texas Municipal Power Agency, Rev., AGM, 3.00%, 09/01/2038	500	438
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	24,555	25,044
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group,
Rev., 4.00%, 12/31/2030	3,970	4,051
Rev., 4.00%, 06/30/2033	1,000	1,015
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Blueridge Transport,
Rev., AMT, 5.00%, 12/31/2040	2,955	2,973
Rev., AMT, 5.00%, 12/31/2045	3,000	3,018
Rev., AMT, 5.00%, 12/31/2050	2,000	2,012
Rev., AMT, 5.00%, 12/31/2055	3,000	3,017

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Bond,
Rev., AMT, 5.38%, 06/30/2037	1,750	1,904
Rev., AMT, 5.38%, 06/30/2038	3,955	4,286
Rev., AMT, 5.50%, 06/30/2041	1,425	1,538
Rev., AMT, 5.50%, 06/30/2043	2,750	2,957
Texas Private Activity Bond Surface Transportation Corp., Senior Lien North Tarrant Express Project, Rev., AMT, 5.50%, 12/31/2058	4,000	4,337
Texas State Affordable Housing Corp., Juniper Creek Apartments, Rev., 3.75%, 07/01/2044 (z)	485	481
Texas State Affordable Housing Corp., Norman Commons, Rev., 3.63%, 01/01/2045 (z)	565	557
Texas State University System, Rev., 5.00%, 03/15/2041	2,550	2,854
Texas Transportation Commission, GO, 5.00%, 04/01/2025	1,045	1,057
Texas Transportation Commission, Transportation Commission Mobility, GO, 0.65%, 10/01/2041 (z)	4,500	4,206
Texas Water Development Board,
Rev., 4.00%, 10/15/2035	4,000	4,003
Rev., 5.00%, 08/01/2025	1,300	1,325
Rev., 5.00%, 08/01/2026	2,250	2,331
Series A, Rev., 5.00%, 10/15/2028	115	124
Texas Water Development Board, Master Trust, Rev., 4.00%, 10/15/2033	1,000	1,031
Texas Water Development Board, Revolving Fund,
Rev., 4.00%, 08/01/2038	500	504
Rev., 5.00%, 08/01/2024	250	250
Rev., 5.00%, 08/01/2028	625	670
Series A, Rev., 5.00%, 10/15/2028	100	106
Texas Water Development Board, State Revolving Fund,
Rev., 4.00%, 08/01/2037	2,015	2,044
Rev., 5.00%, 08/01/2027	2,835	2,990
Texas Water Development Board, State Water Implementation Fund,
Rev., 3.00%, 10/15/2033	2,000	1,911
Series A, Rev., 4.00%, 10/15/2033	1,900	1,923
Series A, Rev., 5.00%, 04/15/2026	100	103
Series A, Rev., 5.00%, 10/15/2030	500	508
Series A, Rev., 5.00%, 10/15/2047	2,480	2,577
Series B, Rev., 5.00%, 04/15/2049	11,535	12,001
Texas Water Development Board, State Water Implementation Revenue, Rev., 5.25%, 10/15/2046	2,000	2,056
Tomball Independent School District, School Building, Series B2, GO, PSF-GTD, 0.26%, 02/15/2039 (z)	3,055	3,039

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	221

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Travis County Housing Finance Corp., Airport Gateway Apartments, Rev., 4.13%, 06/01/2045 (z)	190	189
Trinity River Authority Central Regional Wastewater System Revenue, Rev., 5.00%, 08/01/2029	1,500	1,627
University of Houston,
Series A, Rev., 5.00%, 02/15/2034	2,000	2,253
Series A, Rev., 5.00%, 02/15/2041	2,000	2,195
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	107
Uptown Development Authority,
Tax Allocation, 4.00%, 09/01/2033	400	386
Tax Allocation, 4.00%, 09/01/2035	995	945
Waco Educational Finance Corp., Baylor University Issue,
Rev., 5.00%, 03/01/2035	1,500	1,649
Series A, Rev., 4.00%, 03/01/2036	750	765
Waller Consolidated Independent School District,
GO, BAM, 5.00%, 02/15/2040	2,800	3,082
GO, BAM, 5.00%, 02/15/2042	6,550	7,147
Waxahachie Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2049	2,500	2,408
GO, PSF-GTD, 4.25%, 02/15/2053	1,670	1,663
GO, PSF-GTD, 5.00%, 02/15/2028	1,250	1,329
GO, PSF-GTD, 5.00%, 02/15/2029	1,370	1,481
GO, PSF-GTD, 5.00%, 02/15/2035	1,135	1,305
GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,127
GO, PSF-GTD, 5.00%, 02/15/2041	1,000	1,117
GO, PSF-GTD, 5.00%, 02/15/2042	1,000	1,113
GO, PSF-GTD, 5.00%, 02/15/2043	1,500	1,662
GO, PSF-GTD, 5.00%, 02/15/2044	900	992
Weslaco Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	500	563

		1,131,988

Utah — 0.7%
Black Desert Public Infrastructure District, Special Assessment, 5.63%, 12/01/2053 (e)	2,135	2,194
Canyons School District, Series B, GO, SCH BD GTY, 5.00%, 06/15/2027	1,000	1,053
City of Salt Lake City Airport Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2028	1,875	1,957
Series A, Rev., AMT, 5.00%, 07/01/2037	5,000	5,349
Series A, Rev., AMT, 5.00%, 07/01/2046	5,000	5,205
Series A, Rev., AMT, 5.00%, 07/01/2047	2,560	2,583
Series A, Rev., AMT, 5.25%, 07/01/2040	2,400	2,655
Series A, Rev., AMT, 5.25%, 07/01/2041	1,000	1,102

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Utah — continued
Series A, Rev., AMT, 5.25%, 07/01/2042	2,750	3,011
Series A, Rev., AMT, 5.25%, 07/01/2048	2,750	2,942
County of Utah, IHC Health Services, Inc.,
Series A, Rev., 4.00%, 05/15/2045	10,020	9,762
Series B, Rev., 5.00%, 05/15/2060 (z)	625	642
Downtown East Streetcar Sewer Public Infrastructure District, Senior Lien, Series A, GO, 6.00%, 03/01/2053 (e)	1,415	1,376
Firefly Public Infrastructure District No. 1 Assessment Area No. 1, Special Assessment, 5.63%, 12/01/2043 (e)	545	560
Intermountain Power Agency, Series A, Rev., 5.00%, 07/01/2030	500	553
Provo School District, GO, SCH BD GTY, 5.00%, 06/15/2028	2,000	2,141
Red Bridge Public Infrastructure District No. 1, Senior Infrastructure District, Series 1A, GO, 3.63%, 02/01/2035 (e)	600	482
State of Utah,
GO, 3.00%, 07/01/2034	2,000	1,902
GO, 5.00%, 07/01/2024	100	100
Series B, GO, 5.00%, 07/01/2029	100	109
University of Utah (The), Series A, Rev., 5.00%, 08/01/2039	1,505	1,564
University of Utah, Board of Regents, Series A, Rev., 4.00%, 08/01/2040	1,750	1,764
Utah Housing Corp.,
Rev., GNMA/FNMA/FHLMC, 4.60%, 07/01/2044	2,275	2,291
Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	1,790	1,968
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 01/01/2054	1,445	1,585
Series C, Rev., GNMA/FNMA/FHLMC, 4.45%, 01/01/2044	1,350	1,360
Series C, Rev., GNMA/FNMA/FHLMC, 4.65%, 01/01/2049	2,000	2,002
Series C, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	2,000	2,191
Utah Housing Corp., Drawdown New City, Rev., HUD, 3.50%, 08/01/2025 (z)	900	899
Utah Municipal Power Agency, Rev., 5.00%, 07/01/2038	8,900	9,087
Utah Telecommunication Open Infrastructure Agency,
Rev., 5.00%, 06/01/2025	115	116
Rev., 5.00%, 06/01/2027	130	135
Rev., 5.00%, 06/01/2031	210	231
Rev., 5.25%, 06/01/2035	700	791
Rev., 5.25%, 06/01/2037	2,250	2,539
Utah Transit Authority, Series A, Rev., 4.00%, 06/15/2036 (p)	1,500	1,510

		75,711

SEE NOTES TO FINANCIAL STATEMENTS.

222	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Municipal Bonds — continued
Vermont — 0.1%
Vermont Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2049	225	223
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	257
Vermont Student Assistance Corp.,
Rev., AMT, 4.13%, 06/15/2036	500	489
Rev., AMT, 4.25%, 06/15/2037	850	835
Rev., AMT, 4.38%, 06/15/2038	750	741
Rev., AMT, 4.50%, 06/15/2039	800	795
Rev., AMT, 5.25%, 06/15/2030	600	636
Rev., AMT, 5.25%, 06/15/2031	700	748
Rev., AMT, 5.25%, 06/15/2032	950	1,021
Series A, Rev., AMT, 2.38%, 06/15/2039	425	383

		6,128

Virginia — 2.2%
Albemarle County Economic Development Authority, Westminster Canterbury of the Blue Ridge, Rev., 4.00%, 06/01/2035	1,365	1,388
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Rev., 5.00%, 07/01/2051	7,145	7,177
Commonwealth of Virginia, Series B, GO, 5.00%, 06/01/2027	1,000	1,035
County of Fairfax Sewer Revenue, Series A, Rev., 5.00%, 07/15/2037	685	799
County of Fairfax, Public Improvement, Series A, GO, 5.00%, 10/01/2031 (p)	945	974
County of Henrico Water & Sewer Revenue, Rev., 5.00%, 05/01/2046 (p)	1,000	1,032
Fairfax County Industrial Development Authority, Rev., 4.00%, 05/15/2048	17,040	16,612
Fairfax County Industrial Development Authority, Inova Health System Project,
Rev., 4.00%, 05/15/2042	5,000	5,004
Rev., 5.00%, 05/15/2029	2,000	2,167
Fairfax County Redevelopment & Housing Authority, Dominion Square North Project, Rev., 5.00%, 01/01/2045 (z)	2,250	2,316
Fairfax County Redevelopment & Housing Authority, One University Senior Apartments, Rev., 1.25%, 12/01/2025 (z)	4,680	4,617
FHLMC Multifamily VRD Certificates, Series A, Rev., 2.25%, 12/15/2037	960	767
Halifax County Industrial Development Authority, Rev., 3.80%, 12/01/2041 (z)	1,000	1,003
Hampton Roads Sanitation District,
Series A, Rev., 5.00%, 11/01/2036	1,000	1,171
Series A, Rev., 5.00%, 11/01/2037	1,600	1,862
Series A, Rev., 5.00%, 11/01/2038	1,500	1,734
Hampton Roads Transportation Accountability Commission, Series A, Rev., BAN, 5.00%, 07/01/2027	6,310	6,641

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Virginia — continued
Hampton Roads Transportation Accountability Commission, Senior Lien,
Series A, Rev., BAN, 5.00%, 07/01/2026 (p)	1,130	1,167
Series A, Rev., 5.00%, 07/01/2031	1,500	1,657
Series A, Rev., TRAN, 5.00%, 07/01/2038 (p)	1,000	1,064
Series A, Rev., 5.00%, 07/01/2039	2,100	2,278
Isle of Wight County Economic Development Authority, Riverside Health System,
Rev., AGM, 5.00%, 07/01/2036	750	821
Rev., AGM, 5.00%, 07/01/2037	500	544
Rev., AGM, 5.25%, 07/01/2043	1,620	1,779
Rev., AGM, 5.25%, 07/01/2053	5,000	5,399
James City County Economic Development Authority, Williamsburg Landing, Series A, Rev., 4.00%, 12/01/2035	150	144
Louisa Industrial Development Authority, Virginia Electric and Power Co. Project, Series B, Rev., 0.75%, 11/01/2035 (z)	2,125	2,008
Lynchburg Economic Development Authority, Centra Health Obligation Group,
Rev., 3.00%, 01/01/2051	4,750	3,597
Rev., 5.00%, 01/01/2029	700	742
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,175	1,243
Norfolk Redevelopment & Housing Authority, Braywood Manor Apartments Project, Rev., HUD, 5.00%, 05/01/2043 (z)	350	355
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community Harbor, Rev., 4.38%, 01/01/2039	1,400	1,243
Roanoke Economic Development Authority, Carilion Clinic Obligation Group, Rev., 5.00%, 07/01/2047	2,000	2,308
Southampton County Industrial Development Authority, PRTI-Virginia One LLC, Rev., AMT, 4.88%, 11/01/2053 (z)	4,940	4,936
Upper Occoquan Sewage Authority,
Rev., 4.00%, 07/01/2033 (p)	2,630	2,650
Rev., 5.00%, 07/01/2027 (p)	2,485	2,529
Virginia Beach Development Authority, Temps 50Sm Westminster Canterbury, Rev., 5.38%, 09/01/2029	2,000	2,079
Virginia Beach Development Authority, Westminster Canterbury, Rev., 5.00%, 09/01/2044	2,215	2,245
Virginia Beach Development Authority, Westminster Canterbury on Chesapeake Bay, Rev., 6.50%, 09/01/2043	3,300	3,746
Virginia College Building Authority,
Rev., 4.00%, 02/01/2043	2,000	1,978
Series A, Rev., 4.00%, 02/01/2034	3,500	3,574

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	223

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Municipal Bonds — continued
Virginia — continued
Virginia College Building Authority, 21st Century College & Equipment,
Rev., 4.00%, 02/01/2044	5,000	4,923
Rev., 5.00%, 02/01/2028	1,000	1,062
Virginia College Building Authority, 21st Century College and Equipment,
Rev., 4.00%, 02/01/2040	1,815	1,824
Rev., 5.00%, 02/01/2029	1,000	1,081
Rev., 5.00%, 02/01/2033	3,750	4,102
Virginia College Building Authority, Marymount University Project, Series A, Rev., 5.00%, 07/01/2045 (e)	1,000	917
Virginia Commonwealth University Health System Authority, Rev., VRDO, LOC: TD Bank NA, 4.95%, 07/01/2024 (z)	15,000	15,000
Virginia Housing Development Authority,
Rev., 4.40%, 10/01/2044	1,000	1,000
Series E1, Rev., 4.35%, 10/01/2044	685	688
Series G, Rev., 5.05%, 11/01/2047	1,750	1,845
Virginia Port Authority, Series B, Rev., AMT, 5.00%, 07/01/2045	5,000	5,014
Virginia Port Authority Commonwealth Port Fund, Rev., AMT, 5.00%, 07/01/2039 (p)	1,955	1,980
Virginia Public Building Authority, Rev., 5.00%, 08/01/2034	4,000	4,673
Virginia Public Building Authority, Bidding Group 1, Series A, Rev., 5.00%, 08/01/2033	1,000	1,141
Virginia Public School Authority, Series B, Rev., 5.00%, 08/01/2052	3,670	3,975
Virginia Resources Authority Clean Water Revolving Fund, Revolving Fund, Series B, Rev., 4.00%, 10/01/2027	5,000	5,001
Virginia Resources Authority, Virginia Pooled Financing, Rev., 5.00%, 11/01/2028	1,510	1,626
Virginia Resources Authority, Virginia Pooled Financing Program, Rev., 5.00%, 11/01/2028	1,000	1,079
Virginia Small Business Financing Authority, National Senior Campuses,
Series A, Rev., 5.00%, 01/01/2025	700	704
Series A, Rev., 5.00%, 01/01/2032	1,500	1,590
Virginia Small Business Financing Authority, Senior Lien 95 Express,
Rev., AMT, 5.00%, 07/01/2032	400	427
Rev., AMT, 5.00%, 07/01/2033	2,320	2,476
Rev., AMT, 5.00%, 01/01/2036	200	213
Rev., AMT, 5.00%, 07/01/2037	1,000	1,060
Virginia Small Business Financing Authority, Senior Lien, 495 Hot,
Rev., AMT, 5.00%, 06/30/2040	3,735	3,946
Rev., AMT, 5.00%, 06/30/2041	3,470	3,662
Rev., AMT, 5.00%, 12/31/2047	1,000	1,035

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Virginia — continued
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River,
Rev., AMT, 3.00%, 01/01/2041	8,740	7,163
Rev., AMT, 4.00%, 01/01/2030	3,125	3,144
Rev., AMT, 4.00%, 01/01/2033	1,500	1,514
Rev., AMT, 4.00%, 01/01/2034	2,250	2,271
Virginia Small Business Financing Authority, Transform 66 P3 Project,
Rev., AMT, 5.00%, 12/31/2047	2,575	2,614
Rev., AMT, 5.00%, 12/31/2052	8,425	8,518
Rev., AMT, 5.00%, 12/31/2056	6,250	6,311
Williamsburg Economic Development Authority, Williamsburg Properties LLC,
Rev., AGM, 4.00%, 07/01/2048	1,245	1,188
Rev., AGM, 5.25%, 07/01/2053	5,100	5,534
Wise County Industrial Development Authority, Rev., 3.80%, 11/01/2040 (z)	1,145	1,148
Wise County Industrial Development Authority, Electric and Power Company Project, Series A, Rev., 0.75%, 10/01/2040 (z)	4,500	4,251

		222,085

Washington — 3.2%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue, Series S1, Rev., 5.00%, 11/01/2035 (p)	1,085	1,110
Chelan County Public Utility District No. 1, Series C, Rev., AMT, 5.00%, 07/01/2026	1,285	1,320
City of Seattle Municipal Light & Power Revenue,
Rev., 4.00%, 09/01/2040	1,000	1,000
Series B, Rev., (SIFMA Municipal Swap Index + 0.25%), 4.13%, 05/01/2045 (aa)	2,000	1,955
City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, Rev., 4.00%, 07/01/2040	1,300	1,309
City of Seattle WA Municipal Light & Power Revenue, Series A, Rev., 4.00%, 01/01/2047	10,000	9,730
City of Seattle, Drainage & Wastewater Revenue, Rev., 4.00%, 05/01/2044	945	921
City of Tacoma, Electric System Revenue, Series A, Rev., 4.00%, 01/01/2042	5,460	5,269
Clark County Public Utility District No. 1, Rev., 4.00%, 01/01/2034	665	686
County of Grant, GO, 5.25%, 12/01/2047	1,000	1,090
County of King,
GO, 5.00%, 12/01/2042	5,155	5,776
Series A, GO, 5.00%, 12/01/2034	1,335	1,486

SEE NOTES TO FINANCIAL STATEMENTS.

224	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Municipal Bonds — continued
Washington — continued
County of King, Sewer Revenue, Rev., AGM, 5.00%, 01/01/2047 (p)	5,000	5,000
Energy Northwest,
Rev., 5.00%, 07/01/2025	5,000	5,076
Series A, Rev., 5.00%, 07/01/2039	1,000	1,140
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	105
Energy Northwest, Columbia Generating Station,
Rev., 4.00%, 07/01/2035	5,265	5,272
Rev., 4.00%, 07/01/2042	1,625	1,615
Energy Northwest, Project 1, Series A, Rev., 5.00%, 07/01/2028	4,550	4,618
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project,
Rev., 5.00%, 01/01/2040	1,250	1,394
Series A, Rev., 5.00%, 01/01/2043 (p)	1,555	1,595
Grant County, Public Utility District No. 2, Electric Revenue,
Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	5,116
Series R, Rev., 2.00%, 01/01/2044 (z)	1,500	1,462
Jefferson County Public Hospital District No. 2, Jefferson Healthcare, Series A, Rev., 6.63%, 12/01/2043	7,500	7,631
King & Snohomish Counties School District No. 417 Northshore,
GO, SCH BD GTY, 4.00%, 12/01/2032	1,000	1,000
GO, SCH BD GTY, 5.00%, 12/01/2042	3,855	4,313
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,395
King County Public Hospital District No. 4, GO, 5.00%, 12/01/2038	1,000	1,000
King County School District No. 401 Highline, GO, SCH BD GTY, 5.00%, 12/01/2041	5,030	5,574
King County School District No. 405 Bellevue,
GO, SCH BD GTY, 3.00%, 12/01/2037	5,385	4,963
GO, SCH BD GTY, 3.00%, 12/01/2038	1,925	1,737
Pierce County School District No. 10 Tacoma, Social Bonds, Series B, GO, SCH BD GTY, 4.00%, 12/01/2042	10,000	9,998
Port of Seattle,
Series A, Rev., AMT, 5.00%, 05/01/2036	2,000	2,051
Series B, Rev., AMT, 5.00%, 05/01/2028	4,000	4,172
Port of Seattle Industrial Development Corp., Special Facilities Delta Airline, Rev., AMT, 5.00%, 04/01/2030	2,000	2,001
Port of Seattle WA, GO, AMT, 5.00%, 06/01/2048 (w)	10,000	10,632
Port of Seattle, Intermediate Lien,
Rev., AMT, 5.00%, 08/01/2026	1,000	1,024
Rev., 5.00%, 02/01/2028	900	920

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
Rev., AMT, 5.00%, 04/01/2028	2,250	2,345
Rev., AMT, 5.00%, 08/01/2028	1,000	1,046
Rev., AMT, 5.00%, 04/01/2030	4,000	4,196
Rev., AMT, 5.00%, 04/01/2032	2,110	2,217
Rev., AMT, 5.00%, 04/01/2044	2,000	2,046
Rev., AMT, 5.00%, 08/01/2046	3,500	3,663
Rev., AMT, 5.00%, 08/01/2047	1,250	1,297
Rev., AMT, 5.50%, 08/01/2047	1,000	1,081
Series C, Rev., AMT, 5.00%, 05/01/2026	1,000	1,022
Series C, Rev., AMT, 5.00%, 05/01/2034	3,455	3,547
Series C, Rev., AMT, 5.00%, 08/01/2034	5,000	5,380
Seattle Housing Authority, Northgate Plaza Project, Rev., 1.00%, 06/01/2026	2,045	1,905
Skagit County Public Hospital District No. 1, Rev., 5.50%, 12/01/2054	4,500	4,787
Skagit County Public Hospital District No. 1, Improvement Skagit Regional Health, Rev., 5.00%, 12/01/2031	2,145	2,163
Snohomish County School District No. 201 Snohomish, GO, SCH BD GTY, 5.00%, 12/01/2028	1,500	1,619
Spokane County School District No. 81 Spokane, Series C, GO, SCH BD GTY, 5.00%, 12/01/2034	2,000	2,111
State of Washington,
GO, 4.00%, 06/01/2043	2,975	2,984
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,616
Series 2021A, GO, 5.00%, 06/01/2034	1,000	1,105
Series A1, GO, 5.00%, 08/01/2040	13,645	13,805
Series A3, GO, 5.00%, 08/01/2044	1,000	1,090
Series A, GO, 5.00%, 08/01/2036	1,475	1,626
Series A, GO, 5.00%, 08/01/2040	3,890	4,225
Series B, GO, 5.00%, 07/01/2025	75	76
Series B, GO, 5.00%, 07/01/2027	1,000	1,025
Series B, GO, 5.00%, 06/01/2035	4,760	5,249
Series B, GO, 5.00%, 02/01/2040	20,000	20,127
Series B, GO, 5.00%, 02/01/2044	3,000	3,286
Series B, GO, 5.00%, 06/01/2045	2,900	3,175
Series D, GO, 4.00%, 07/01/2033	2,000	2,100
Series F, GO, AMBAC, Zero Coupon, 12/01/2029	1,000	830
Series R, GO, 5.00%, 02/01/2031	1,000	1,115
Series R, GO, 5.00%, 08/01/2031	750	843
Series R, GO, 5.00%, 08/01/2040	1,545	1,751
Series RC, GO, 5.00%, 08/01/2029	100	105
Series R-2015E, GO, 5.00%, 07/01/2025	1,000	1,008
Series R-2017A, GO, 5.00%, 08/01/2027	1,000	1,035
Series R-2017A, GO, 5.00%, 08/01/2034	1,840	1,894
Series R-2022B, GO, 4.00%, 02/01/2035	500	525
Series R-2022D, GO, 4.00%, 07/01/2028	3,140	3,240

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	225

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
State of Washington, Bid Group 1, Series C, GO, 5.00%, 02/01/2028	1,490	1,587
State of Washington, Bid Group 2, Series C, GO, 5.00%, 02/01/2046	7,000	7,682
State of Washington, MVFT/VRF GO Bonds,
Series F, GO, 5.00%, 06/01/2034	4,080	4,573
Series F, GO, 5.00%, 06/01/2038	2,775	3,077
State of Washington, Various Purpose,
Series 2015A1, GO, 5.00%, 08/01/2036	11,200	11,240
Series A, GO, 5.00%, 08/01/2041	10,000	10,520
Three Rivers Regional Wastewater Authority, Sustainable Bond,
Rev., BAM, 4.00%, 09/01/2042	1,750	1,718
Rev., BAM, 4.00%, 09/01/2043	1,000	982
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026	1,275	1,328
University of Washington,
Series B, Rev., 4.00%, 06/01/2035	3,075	3,077
Series C, Rev., 5.00%, 04/01/2026	1,500	1,547
Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,200	1,241
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance,
Rev., 4.00%, 12/01/2040 (e)	860	834
Rev., 5.00%, 09/01/2045	1,000	1,044
Washington Health Care Facilities Authority, Seattle Children’s Hospital, Series A, Rev., 4.00%, 10/01/2045	7,500	7,323
Washington Health Care Facilities Authority, Unrefunded Providence Health, Rev., 5.00%, 10/01/2041	8,000	8,000
Washington Health Care Facilities Authority, Unrefunded Providence Health & Services, Rev., 5.00%, 10/01/2044	4,365	4,365
Washington Health Care Facilities Authority, Virginia Mason Medical Center, Rev., 5.00%, 08/15/2036	5,500	5,590
Washington State Convention Center Public Facilities District, Subordinated Sustainable Bond, Rev., 5.00%, 07/01/2032	1,540	1,630
Washington State Housing Finance Commission,
Rev., 3.38%, 04/20/2037	2,414	2,161
Rev., 3.50%, 12/20/2035	5,691	5,172
Series 2N, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 12/01/2050	645	625
Washington State Housing Finance Commission, Ardea at Totem Lake Apartments, Rev., 5.00%, 12/01/2043 (z)	4,900	4,986

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	1,984
Washington State Housing Finance Commission, Social Bond, Series 2N, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2051	915	878

		329,880

West Virginia — 0.3%
Monongalia County Commission Excise Tax District, Series A, Rev., 4.13%, 06/01/2043 (e)	465	412
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,076
Monongalia County Commission Special District, University Town Center, Series A, Rev., 5.75%, 06/01/2043 (e)	500	512
West Virginia Economic Development Authority, Appalachian Power Company Amos Project, Rev., AMT, 1.00%, 01/01/2041 (z)	2,765	2,634
West Virginia Economic Development Authority, Provident Group Marshall Properties,
Rev., AGM, 5.00%, 07/01/2035	3,150	3,446
Rev., AGM, 5.00%, 07/01/2036	3,000	3,272
Rev., AGM, 5.00%, 07/01/2037	2,250	2,446
West Virginia Hospital Finance Authority, Rev., 5.75%, 09/01/2043	5,250	5,943
West Virginia Hospital Finance Authority, Improvement, University Health System Obligation, Rev., 5.00%, 06/01/2052	2,000	2,038
West Virginia Housing Development Fund, Sustainable Bonds, Series A, Rev., 4.40%, 11/01/2044	4,000	4,020
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 06/01/2038	1,000	1,100

		26,899

Wisconsin — 2.4%
City of Milwaukee, Prom Notes, Series N3, GO, AGM, 5.00%, 04/01/2025	3,000	3,031
City of Milwaukee, Promissory Notes,
Series N3, GO, AGM, 5.00%, 04/01/2031	5,500	6,044
Series N4, GO, 5.00%, 04/01/2030	10,150	10,809
City of Milwaukee, Sewerage System Revenue, Series S7, Rev., 5.00%, 06/01/2026	2,665	2,727

SEE NOTES TO FINANCIAL STATEMENTS.

226	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Milwaukee Metropolitan Sewerage District, Green Bond, Series A, GO, 3.00%, 10/01/2031	1,700	1,613
Milwaukee Metropolitan Sewerage District, Green Bond Climate Bond Certificate, GO, 4.00%, 10/01/2043	6,150	6,041
Public Finance Authority, A Challenge Foundation Academy,
Rev., 6.63%, 07/01/2043 (e)	700	731
Rev., 6.88%, 07/01/2053 (e)	1,650	1,724
Public Finance Authority, Carmelite System, Social Bonds, Rev., 5.00%, 01/01/2045	1,105	1,115
Public Finance Authority, Celanese Project, Series C, Rev., AMT, 4.30%, 11/01/2030	5,000	4,970
Public Finance Authority, CFP3 Eastern Michigan University,
Rev., BAM, 5.00%, 07/01/2029	500	536
Rev., BAM, 5.25%, 07/01/2034	260	292
Rev., BAM, 5.25%, 07/01/2042	5,625	6,101
Rev., BAM, 5.38%, 07/01/2047	8,025	8,653
Rev., BAM, 5.50%, 07/01/2052	6,005	6,492
Public Finance Authority, CHF Wilmington LLC University, Rev., AGM, 5.00%, 07/01/2053	3,970	4,045
Public Finance Authority, Duke Energy Progress, Rev., 3.70%, 10/01/2046 (z)	1,525	1,502
Public Finance Authority, Ku Campus Development Corp. Project, Rev., 5.00%, 03/01/2041	3,000	3,049
Public Finance Authority, KU Campus Development Corp. Project, Rev., 5.00%, 03/01/2046	6,495	6,585
Public Finance Authority, Lenoir Rhyne University,
Rev., 5.00%, 04/01/2036	1,625	1,684
Rev., 5.00%, 04/01/2037	1,705	1,759
Public Finance Authority, Miami Waterworld Center Project, Tax Allocation, 5.00%, 06/01/2041 (e)	4,570	4,625
Public Finance Authority, Point College Prep Project,
Rev., 4.00%, 06/15/2030 (e)	200	191
Rev., 5.00%, 06/15/2041 (e)	250	236
Public Finance Authority, Renown Regional Medical Center Project,
Rev., 5.00%, 06/01/2026	500	509
Rev., 5.00%, 06/01/2027	425	437
Rev., 5.00%, 06/01/2028	600	624
Rev., 5.00%, 06/01/2034	1,000	1,065
Public Finance Authority, Senior Lien, Grand Hyatt San Antonio Hotel Acquisition Project, Rev., 5.00%, 02/01/2042	4,000	4,157

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Public Finance Authority, Sky Harbour Capital LLC, Rev., AMT, 4.00%, 07/01/2036	815	709
Public Finance Authority, United Methodist Retirement, Rev., 4.00%, 10/01/2026	60	60
Public Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 1.10%, 07/01/2029 (z)	1,445	1,365
Rev., AMT, 2.63%, 11/01/2025	5,000	4,897
State of Wisconsin,
Series 1, GO, 5.00%, 05/01/2027	2,400	2,523
Series 1, GO, 5.00%, 05/01/2033 (w)	770	858
Series 1, GO, 5.00%, 05/01/2035 (w)	1,375	1,561
Series 1, GO, 5.00%, 05/01/2036 (w)	1,000	1,132
Series 2, GO, 5.00%, 05/01/2034	1,000	1,154
Series 3, GO, 5.00%, 11/01/2027	1,000	1,050
Series 20212, GO, 5.00%, 05/01/2026	5,850	6,044
Series B, GO, 4.00%, 05/01/2039	500	505
Series B, GO, 5.00%, 05/01/2035	10,580	11,551
University of Wisconsin Hospitals & Clinics, Green Bond University of Wisconsin Hospital, Rev., 4.00%, 04/01/2035	440	447
University of Wisconsin Hospitals & Clinics, Green Bonds, Rev., 4.00%, 04/01/2046	4,120	3,912
Wisconsin Center District, Capital Appreciation Senior Dedicated,
Series C, Rev., AGM, Zero Coupon, 12/15/2036	1,550	930
Series C, Rev., AGM, Zero Coupon, 12/15/2039	1,750	893
Series C, Rev., AGM, Zero Coupon, 12/15/2040	1,650	796
Series D, Rev., AGM, Zero Coupon, 12/15/2028	545	460
Wisconsin Center District, Junior Dedicated, Series D, Rev., AGM, Zero Coupon, 12/15/2045	8,500	3,075
Wisconsin Department of Transportation, Series A, Rev., 5.00%, 07/01/2027	1,675	1,769
Wisconsin Health & Educational Facilities Authority,
Rev., 5.00%, 02/15/2029 (w)	4,000	4,200
Rev., 5.00%, 10/01/2029	5,940	6,431
Rev., 5.00%, 10/01/2030	6,355	6,987
Wisconsin Health & Educational Facilities Authority Revenue, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2027	500	525
Wisconsin Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Series B1, Rev., 5.00%, 02/15/2052 (z)	2,000	2,000

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	227

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Health Care,
Rev., 4.00%, 08/15/2035	1,250	1,250
Rev., 4.00%, 08/15/2037	1,605	1,610
Rev., 4.00%, 08/15/2038	1,680	1,676
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Healthcare, Rev., 5.00%, 08/15/2054 (z)	2,590	2,648
Wisconsin Health & Educational Facilities Authority, Ascension Health Alliance Senor, Rev., 4.00%, 11/15/2043	2,045	1,956
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group,
Rev., 4.00%, 11/15/2039	10,500	10,314
Rev., 5.00%, 11/15/2035	4,500	4,607
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2036	1,500	1,534
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Rev., 5.00%, 08/15/2038	1,000	1,055
Wisconsin Health & Educational Facilities Authority, Bellin Memorial Hospital, Inc.,
Rev., 5.00%, 12/01/2045	2,500	2,632
Series B, Rev., 5.25%, 12/01/2048	3,000	3,131
Wisconsin Health & Educational Facilities Authority, Beloit Health System, Inc., Rev., 4.00%, 07/01/2046	1,870	1,722
Wisconsin Health & Educational Facilities Authority, Forensic Science and Protective Medicine Facility Project, Rev., 5.00%, 08/01/2027 (e)	7,000	7,128
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Rev., 4.00%, 04/01/2039	2,710	2,675
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc.,
Series A, Rev., 5.00%, 04/01/2030	1,280	1,382
Series A, Rev., 5.00%, 04/01/2033	1,010	1,106
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc. Obligated,
Rev., 4.00%, 04/01/2039	5,000	4,878
Rev., 5.00%, 04/01/2035	1,325	1,368
Wisconsin Health & Educational Facilities Authority, Gundersen Health System,
Rev., 4.00%, 10/15/2035	545	544
Rev., 4.00%, 10/15/2036	2,100	2,088
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System,
Rev., 5.00%, 02/15/2047	1,955	1,934
Rev., 5.00%, 02/15/2051 (z)	2,600	2,643
Series B, Rev., 5.00%, 02/15/2042	1,000	1,003
Series B, Rev., 5.00%, 02/15/2046	8,935	8,869

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Wisconsin Health & Educational Facilities Authority, ProHealth Care Obligation Group, Rev., 5.00%, 08/15/2039	2,000	2,002
Wisconsin Health & Educational Facilities Authority, The Medical College of Wisconsin, Rev., 4.00%, 12/01/2046	3,000	2,858
Wisconsin Health & Educational Facilities Authority, The Milwaukee Regional Medical Center, Rev., 5.00%, 04/01/2044	2,500	2,556
Wisconsin Health & Educational Facilities Authority, Three Pillars Senior Living Communities, Rev., 4.19%, 08/15/2055	1,000	565
Wisconsin Housing & Economic Development Authority,
Series B, Rev., HUD, 0.50%, 11/01/2050 (z)	180	177
Series D, Rev., 4.00%, 03/01/2047	75	75
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Rev., GNMA/FNMA/FHLMC, 6.00%, 03/01/2055	1,990	2,159
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Sustainable Bond, Series A, Rev., GNMA/FNMA/FHLMC, 4.38%, 09/01/2044	7,000	6,951
Wisconsin Housing & Economic Development Authority Housing Revenue, Series E, Rev., HUD, 3.88%, 11/01/2054 (z)	830	827
Wisconsin Housing & Economic Development Authority, Social Bond, Series A, Rev., 3.00%, 03/01/2052	740	714
Wisconsin Housing & Economic Development Authority, Social Bonds, Series C, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 09/01/2052	1,160	1,119

		246,937

Wyoming — 0.5%
Consolidated Municipalities Electric Power Systems Joint Powers Board, Rev., 5.25%, 06/01/2039	1,000	1,117
County of Converse, PacifiCorp., Rev., VRDO, 4.45%, 07/05/2024 (z)	8,000	8,000
County of Laramie, Cheyenne Regional Medical Center, Rev., 4.00%, 05/01/2026	615	619
County of Lincoln, Rev., VRDO, 4.67%, 07/01/2024 (z)	6,000	6,000
County of Lincoln, Pacificorp, Rev., VRDO, 4.45%, 07/05/2024 (z)	10,000	10,000
County of Sweetwater WY, Rev., VRDO, 4.45%, 07/05/2024 (z)	11,060	11,060
County of Sweetwater, Idaho Power Company Project, Rev., 1.70%, 07/15/2026	1,045	985

SEE NOTES TO FINANCIAL STATEMENTS.

228	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wyoming — continued
Wyoming Community Development Authority,
Rev., 6.00%, 12/01/2054 (w)	480	521
Series 2, Rev., 3.00%, 06/01/2049	925	896
Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 3.90%, 07/05/2024 (z)	3,000	3,000
Series 3, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 06/01/2050	1,190	1,159
Series 3, Rev., GNMA/FNMA/FHLMC, 4.70%, 12/01/2043	5,000	5,084

		48,441

Total Municipal Bonds
(Cost $10,208,837)		10,031,332

Short-Term Investments — 1.4%
Municipal Bonds — 0.2% (t)
Albuquerque Municipal School District No. 12, GO, 5.00%, 08/01/2024	5,000	5,005
Bergen County Improvement Authority (The), Rev., CNTY GTD, 4.50%, 05/28/2025	4,025	4,051
Chicago Midway International Airport, Senior, Series C, Rev., AMT, 5.00%, 01/01/2025	3,000	3,015
City of Danbury, GO, BAN, 5.00%, 09/24/2024 (e)	5,000	5,012
County of Lorain, GO, BAN, 4.38%, 05/01/2025	1,280	1,284

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Municipal Bonds — continued
Puerto Rico Electric Power Authority, Series AAA, Rev., 5.25%, 07/01/2024 (d)	2,450	1,151

Total Municipal Bonds		19,518

Time Deposits — 1.2%
Australia & New Zealand Banking Group Ltd., 4.68%, 07/01/2024	1,785	1,785
Citibank NA, 4.68%, 07/01/2024	5,252	5,252
Royal Bank of Canada, 4.68%, 07/01/2024	948	948
Skandinaviska Enskilda Banken AB, 4.68%, 07/01/2024	116,555	116,555
Sumitomo Mitsui Banking Corp., 4.68%, 07/01/2024	1,068	1,068

Total Time Deposits		125,608

Total Short-Term Investments
(Cost $146,436)		145,126

Total Investments — 99.8% (Cost — $10,356,141)*		10,176,932

Other Assets in Excess of Liabilities — 0.2%		19,898

NET ASSETS — 100.0%		$10,196,830

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2024
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAM	— Insured by Build America Mutual
BAN	— Bond Anticipation Note
CNTY	— County
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GAN	— Grant Anticipation Note
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HUD	— U.S. Department of Housing and Urban Development
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
Rev.	— Revenue
SCH BD GTY	— School Bond Guaranty

SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONYMA	—	State of New York Mortgage Agency
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of June 30, 2024.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2024.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2024.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	229

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 2.2%
Affirm Asset Securitization Trust,
Series 2023-B, Class A, 6.82%, 09/15/2028 (e)	1,415	1,432
Series 2024-A, Class 1A, 5.61%, 02/15/2029 (e)	645	642
American Express Credit Account Master Trust,
Series 2024-1, Class A, 5.23%, 04/16/2029	980	989
Series 2024-2, Class A, 5.24%, 04/15/2031	350	356
Americredit Automobile Receivables Trust,
Series 2023-1, Class A2A, 5.84%, 10/19/2026	147	147
Series 2023-1, Class A3, 5.62%, 11/18/2027	421	422
Series 2023-1, Class C, 5.80%, 12/18/2028	100	101
AmeriCredit Automobile Receivables Trust,
Series 2023-2, Class A3, 5.81%, 05/18/2028	770	773
Series 2024-1, Class A2A, 5.75%, 02/18/2028	730	730
Series 2024-1, Class A3, 5.43%, 01/18/2029	675	676
AMMC CLO 23 Ltd., (Cayman Islands), Series 2020-23A, Class A1R2, (CME Term SOFR 3 Month + 1.42%), 6.74%, 04/17/2035 (e) (aa)	1,500	1,507
AMMC CLO 25 Ltd., (Cayman Islands), Series 2022-25A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 6.68%, 04/15/2035 (e) (aa)	860	860
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (CME Term SOFR 3 Month + 1.31%), 6.64%, 01/15/2032 (e) (aa)	283	283
Ares XXVIIIR CLO Ltd., (Cayman Islands), Series 2018-28RA, Class A1R, (CME Term SOFR 3 Month + 1.15%), 6.47%, 10/17/2030 (e) (aa)	11,000	11,016
Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.02%, 02/20/2027 (e)	1,150	1,092
BA Credit Card Trust, Series 2024-A1, Class A, 4.93%, 05/15/2029	985	986
Bain Capital Credit CLO 2019-1, (Cayman Islands), Series 2019-1A, Class AR, (CME Term SOFR 3 Month + 1.39%), 6.72%, 04/19/2034 (e) (aa)	1,500	1,501
Ballyrock CLO 2019-2 Ltd., (Cayman Islands), Series 2019-2A, Class A1RR, (CME Term SOFR 3 Month + 1.40%), 6.72%, 02/20/2036 (e) (aa)	1,000	1,000

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class A, (United States 30 Day Average SOFR + 1.10%), 6.44%, 12/26/2031 (e) (aa)	502	504
Benefit Street Partners CLO IV Ltd., (Cayman Islands), Series 2014-IVA, Class AR4, (CME Term SOFR 3 Month + 1.35%), 6.67%, 04/20/2034 (e) (aa)	610	612
BlueMountain CLO 2016-2 Ltd., (Cayman Islands), Series 2016-2A, Class A1R2, (CME Term SOFR 3 Month + 1.38%), 6.71%, 08/20/2032 (e) (aa)	14,500	14,530
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16%, 11/25/2025	3,237	3,231
Capital One Multi-Asset Execution Trust,
Series 2022-A1, Class A1, 2.80%, 03/15/2027	1,110	1,089
Series 2022-A2, Class A, 3.49%, 05/15/2027	1,375	1,352
Carlyle Global Market Strategies CLO 2015-4 Ltd., (Cayman Islands), Series 2015-4A, Class A1JR, (CME Term SOFR 3 Month + 1.55%), 6.87%, 07/20/2032 (e) (aa)	1,500	1,496
CARLYLE US CLO 2027-2 Ltd., (Cayman Islands), Series 2018-2A, Class A2R, (CME Term SOFR 3 Month + 1.80%), 7.13%, 10/15/2031 (e) (aa)	1,210	1,215
CarMax Auto Owner Trust, Series 2024-2, Class A3, 5.50%, 01/16/2029	624	627
Carvana Auto Receivables Trust,
Series 2021-N1, Class A, 0.70%, 01/10/2028	92	88
Series 2022-P1, Class A3, 3.35%, 02/10/2027	359	354
Cedar Funding IX CLO Ltd., (Cayman Islands), Series 2018-9A, Class A1, (CME Term SOFR 3 Month + 1.24%), 6.57%, 04/20/2031 (e) (aa)	215	215
CIFC Funding Ltd., (Cayman Islands), Series 2013-2A, Class A1L2, (CME Term SOFR 3 Month + 1.26%), 6.59%, 10/18/2030 (e) (aa)	322	322
Citizens Auto Receivables Trust,
Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)	1,660	1,667
Series 2023-2, Class A2A, 6.09%, 10/15/2026 (e)	741	743
Credit Acceptance Auto Loan Trust,
Series 2021-3A, Class A, 1.00%, 05/15/2030 (e)	20	20
Series 2023-1A, Class A, 6.48%, 03/15/2033 (e)	1,630	1,644
Dell Equipment Finance Trust,
Series 2023-1, Class A3, 5.65%, 09/22/2028 (e)	1,195	1,196
Series 2024-1, Class A2, 5.58%, 03/22/2030 (e)	475	475

SEE NOTES TO FINANCIAL STATEMENTS.

230	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Discover Card Execution Note Trust,
Series 2022-A3, Class A3, 3.56%, 07/15/2027	1,835	1,801
Series 2023-A2, Class A, 4.93%, 06/15/2028	205	204
Dryden CLO Ltd., (Jersey), Series 2022-113A, Class A1R, (CME Term SOFR 3 Month + 1.63%), 6.95%, 10/20/2035 (e) (aa)	500	500
Elmwood CLO 18 Ltd., (Cayman Islands), Series 2022-5A, Class AR, (CME Term SOFR 3 Month + 1.65%), 6.97%, 07/17/2033 (e) (aa)	250	251
Elmwood CLO VII Ltd., (Cayman Islands), Series 2020-4A, Class AR, (CME Term SOFR 3 Month + 1.63%), 6.95%, 01/17/2034 (e) (aa)	250	251
Elmwood CLO X Ltd., (Cayman Islands), Series 2021-3A, Class A1R, (CME Term SOFR 3 Month + 1.27%), 6.59%, 07/20/2037 (e) (aa)	1,500	1,508
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 06/15/2026	6	6
First Investors Auto Owner Trust, Series 2022-2A, Class A, 6.26%, 07/15/2027 (e)	116	116
Flagship Credit Auto Trust,
Series 2023-1, Class A3, 5.01%, 08/16/2027 (e)	350	347
Series 2023-3, Class A3, 5.44%, 04/17/2028 (e)	1,551	1,547
Ford Credit Auto Lease Trust,
Series 2024-A, Class A3, 5.06%, 05/15/2027	315	314
Series 2024-A, Class B, 5.29%, 06/15/2027	1,230	1,226
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 07/15/2031 (e)	750	740
Galaxy XXVI CLO Ltd., (Cayman Islands), Series 2018-26A, Class AR, (CME Term SOFR 3 Month + 1.17%), 6.50%, 11/22/2031 (e) (aa)	2,130	2,133
Generate CLO 2 Ltd., (Cayman Islands), Series 2A, Class AR, (CME Term SOFR 3 Month + 1.41%), 6.74%, 01/22/2031 (e) (aa)	1,527	1,527
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16%, 04/20/2026	655	654
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3, 4.85%, 12/18/2028	1,135	1,128
GreatAmerica Leasing Receivables, Series 2024-1, Class A4, 5.08%, 12/16/2030 (e)	775	771

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Greenland Global Investment Ltd., (British Virgin Islands), Reg. S, 8.25% (PIK), 01/22/2031 (d) (v)	3,903	410
GREYWOLF CLO VI Ltd., (Cayman Islands), Series 2018-1A, Class A1, (CME Term SOFR 3 Month + 1.29%), 6.61%, 04/26/2031 (e) (aa)	1,814	1,816
Honda Auto Receivables Owner Trust,
Series 2023-1, Class A2, 5.22%, 10/21/2025	270	270
Series 2023-4, Class A3, 5.67%, 06/21/2028	1,405	1,417
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02%, 03/15/2027 (e)	285	284
KKR CLO 40 Ltd., (Jersey), Series 40A, Class AR, (CME Term SOFR 3 Month + 1.30%), 6.63%, 10/20/2034 (e) (aa)	1,030	1,032
KKR Financial CLO 2013-1 Ltd., (Cayman Islands), Series 2013-1A, Class A2R2, (CME Term SOFR 3 Month + 1.45%), 6.77%, 04/15/2029 (e) (aa)	1,080	1,079
Lendmark Funding Trust, Series 2021-2A, Class A, 2.00%, 04/20/2032 (e)	915	828
LHMC Finco 2 Sarl, (Luxembourg), Reg. S, 7.25% (cash), 10/02/2025 (v)	EUR 4,234	4,534
Madison Park Funding XIV Ltd., (Cayman Islands), Series 2014-14A, Class BR3, (CME Term SOFR 3 Month + 1.80%), 7.12%, 10/22/2030 (e) (aa)	360	360
Madison Park Funding XVII Ltd., (Cayman Islands), Series 2015-17A, Class AR2, (CME Term SOFR 3 Month + 1.26%), 6.59%, 07/21/2030 (e) (aa)	205	205
Madison Park Funding XVIII Ltd., (Cayman Islands), Series 2015-18A, Class ARR, (CME Term SOFR 3 Month + 1.20%), 6.53%, 10/21/2030 (e) (aa)	8,627	8,632
Madison Park Funding XXIX Ltd., (Cayman Islands), Series 2018-29A, Class BR, (CME Term SOFR 3 Month + 1.80%), 7.13%, 10/18/2030 (e) (aa)	540	539
Mariner Finance Issuance Trust,
Series 2021-BA, Class A, 2.10%, 11/20/2036 (e)	895	818
Series 2022-AA, Class A, 6.45%, 10/20/2037 (e)	440	441
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A4, 5.32%, 02/15/2030	925	929
Merchants Fleet Funding LLC, Series 2024-1A, Class A, 5.82%, 04/20/2037 (e)	830	831
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (e)	428	388
Neuberger Berman Loan Advisers CLO 35 Ltd., (Cayman Islands), Series 2019-35A, Class ANR, (CME Term SOFR 3 Month + 1.30%), 6.63%, 01/19/2033 (e) (aa)	1,700	1,704

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	231

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Newark BSL CLO 1 Ltd., (Cayman Islands), Series 2016-1A, Class A1R, (CME Term SOFR 3 Month + 1.36%), 6.69%, 12/21/2029 (e) (aa)	462	463
NextGear Floorplan Master Owner Trust,
Series 2022-1A, Class A2, 2.80%, 03/15/2027 (e)	2,034	1,993
Series 2023-1A, Class A2, 5.74%, 03/15/2028 (e)	310	312
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93%, 03/15/2028	2,050	2,069
OCP CLO 2016-11 Ltd., (Cayman Islands), Series 2016-11A, Class A1R2, (CME Term SOFR 3 Month + 1.42%), 6.74%, 04/26/2036 (e) (aa)	750	753
Octagon Investment Partners XVII Ltd., (Cayman Islands), Series 2013-1A, Class A1R2, (CME Term SOFR 3 Month + 1.26%), 6.59%, 01/25/2031 (e) (aa)	172	172
OFSI BSL IX Ltd., (Cayman Islands), Series 2018-1A, Class AR, (CME Term SOFR 3 Month + 1.19%), 5.65%, 07/15/2031 (e) (aa)	7,000	7,003
OneMain Financial Issuance Trust,
Series 2019-2A, Class A, 3.14%, 10/14/2036 (e)	535	503
Series 2021-1A, Class A1, 1.55%, 06/16/2036 (e)	290	264
Series 2022-3A, Class A, 5.94%, 05/15/2034 (e)	650	652
OZLM Funding II Ltd., (Cayman Islands),
Series 2012-2A, Class A1A2, (CME Term SOFR 3 Month + 1.20%), 6.53%, 07/30/2031 (e) (aa)	1,286	1,287
Series 2012-2A, Class A2RA, (CME Term SOFR 3 Month + 1.80%), 7.13%, 07/30/2031 (e) (aa)	720	721
Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/2029 (e)	59	59
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A3, 3.96%, 04/15/2026 (e)	389	388
Race Point VIII CLO Ltd., (Cayman Islands), Series 2013-8A, Class AR2, (CME Term SOFR 3 Month + 1.30%), 6.63%, 02/20/2030 (e) (aa)	2,358	2,360
Rad CLO 2 Ltd., (Cayman Islands), Series 2018-2A, Class AR, (CME Term SOFR 3 Month + 1.34%), 6.67%, 10/15/2031 (e) (aa)	186	186
Rad CLO 6 Ltd., (Cayman Islands), Series 2019-6A, Class A1, (CME Term SOFR 3 Month + 1.64%), 6.97%, 01/20/2033 (e) (aa)	440	440
Rad CLO 7 Ltd., (Cayman Islands), Series 2020-7A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 6.67%, 04/17/2036 (e) (aa)	1,000	1,001

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

RR 24 Ltd., (Bermuda), Series 2022-24A, Class A1AR, (CME Term SOFR 3 Month + 1.73%), 7.06%, 01/15/2036 (e) (aa)	450	451
RR 8 Ltd., (Cayman Islands), Series 2020-8A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 6.67%, 07/15/2037 (e) (aa)	1,500	1,503
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C, 6.69%, 03/17/2031	930	947
Series 2023-2, Class A3, 5.21%, 07/15/2027	604	602
Series 2023-3, Class A3, 5.61%, 10/15/2027	700	700
Series 2023-3, Class C, 5.77%, 11/15/2030	380	382
Series 2024-1, Class A2, 5.71%, 02/16/2027	329	329
Series 2024-2, Class A3, 5.63%, 11/15/2028	660	662
Series 2024-2, Class B, 5.78%, 07/16/2029	1,295	1,307
Series 2024-3, Class B, 5.55%, 09/17/2029	325	326
SBNA Auto Lease Trust,
Series 2024-A, Class A3, 5.39%, 11/20/2026 (e)	375	374
Series 2024-B, Class A2, 5.67%, 11/20/2026 (e)	450	450
Series 2024-B, Class A3, 5.56%, 11/22/2027 (e)	570	572
SCF Equipment Leasing LLC,
Series 2021-1A, Class A3, 0.83%, 08/21/2028 (e)	47	47
Series 2021-1A, Class B, 1.37%, 08/20/2029 (e)	1,000	972
Series 2024-1A, Class A3, 5.52%, 01/20/2032 (e)	145	146
SFS Auto Receivables Securitization Trust,
Series 2023-1A, Class A3, 5.47%, 10/20/2028 (e)	715	716
Series 2024-1A, Class A3, 4.95%, 05/21/2029 (e)	240	239
Sycamore Tree CLO 2024-5 Ltd., (Cayman Islands), Series 2024-5A, Class A1, (CME Term SOFR 3 Month + 1.42%), 6.74%, 04/20/2036 (e) (aa)	600	602
TCW CLO 2022-1 Ltd., (Cayman Islands), Series 2022-1A, Class A1, (CME Term SOFR 3 Month + 1.34%), 6.66%, 04/22/2033 (e) (aa)	500	500
Tesla Auto Lease Trust, Series 2023-A, Class A3, 5.89%, 06/22/2026 (e)	190	190
TICP CLO IX Ltd., (Cayman Islands), Series 2017-9A, Class A, (CME Term SOFR 3 Month + 1.40%), 6.73%, 01/20/2031 (e) (aa)	406	407

SEE NOTES TO FINANCIAL STATEMENTS.

232	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Toyota Auto Receivables Owner Trust, Series 2023-D, Class A3, 5.54%, 08/15/2028		2,593	2,612
TUI Cruises GmbH, (Germany), Reg. S, 6.50%, 05/15/2026	EUR	4,087	4,435
Voya CLO Ltd., (Cayman Islands),
Series 2014-2A, Class A1RR, (CME Term SOFR 3 Month + 1.28%), 6.60%, 04/17/2030 (e) (aa)		2,718	2,720
Series 2015-3A, Class A1R3, (CME Term SOFR 3 Month + 1.15%), 6.47%, 10/20/2031 (e) (aa)		5,000	5,013
Series 2016-1A, Class A1R, (CME Term SOFR 3 Month + 1.33%), 6.66%, 01/20/2031 (e) (aa)		5,282	5,287
Wellfleet CLO 2018-3 Ltd., (Cayman Islands), Series 2018-3A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.84%, 01/20/2032 (e) (aa)		6,637	6,644
Westlake Automobile Receivables Trust,
Series 2022-2A, Class C, 4.85%, 09/15/2027 (e)		1,749	1,734
Series 2024-2A, Class D, 5.91%, 04/15/2030 (e)		375	374
Westlake Flooring Master Trust, Series 2024-1A, Class A, 5.43%, 02/15/2028 (e)		590	589
World Financial Network Credit Card Master Trust,
Series 2023-A, Class A, 5.02%, 03/15/2030		1,225	1,215
Series 2024-A, Class A, 5.47%, 02/17/2031		925	931

Total Asset-Backed Securities (Cost $163,563)			162,038

Collateralized Mortgage Obligations — 0.1%
Connecticut Avenue Securities Trust,
Series 2023-R01, Class 1M1, (United States 30 Day Average SOFR + 2.40%), 7.74%, 12/25/2042 (e) (aa)		302	311
Series 2023-R03, Class 2M1, (United States 30 Day Average SOFR + 2.50%), 7.84%, 04/25/2043 (e) (aa)		111	113
Series 2024-R03, Class 2M1, (United States 30 Day Average SOFR + 1.15%), 6.49%, 03/25/2044 (e) (aa)		707	709
Series 2024-R04, Class 1A1, (United States 30 Day Average SOFR + 1.00%), 6.32%, 05/25/2044 (e) (aa)		333	334
FHLMC STACR REMIC Trust,
Series 2021-HQA3, Class M1, (United States 30 Day Average SOFR + 0.85%), 6.19%, 09/25/2041 (e) (aa)		361	360
Series 2022-DNA6, Class M1A, (United States 30 Day Average SOFR + 2.15%), 7.49%, 09/25/2042 (e) (aa)		172	174

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2022-HQA1, Class M1A, (United States 30 Day Average SOFR + 2.10%), 7.44%, 03/25/2042 (e) (aa)	69	70
Series 2022-HQA2, Class M1A, (United States 30 Day Average SOFR + 2.65%), 7.99%, 07/25/2042 (e) (aa)	486	501
Series 2022-HQA3, Class M1A, (United States 30 Day Average SOFR + 2.30%), 7.64%, 08/25/2042 (e) (aa)	176	181
Series 2023-DNA2, Class M1A, (United States 30 Day Average SOFR + 2.10%), 7.44%, 04/25/2043 (e) (aa)	811	830
Series 2023-HQA1, Class M1A, (United States 30 Day Average SOFR + 2.00%), 7.34%, 05/25/2043 (e) (aa)	383	388
Series 2024-DNA1, Class A1, (United States 30 Day Average SOFR + 1.35%), 6.69%, 02/25/2044 (e) (aa)	603	607
Series 2024-DNA2, Class A1, (United States 30 Day Average SOFR + 1.25%), 6.59%, 05/25/2044 (e) (aa)	463	465
Series 2024-HQA1, Class M1, (United States 30 Day Average SOFR + 1.25%), 6.59%, 03/25/2044 (e) (aa)	366	367
Towd Point Mortgage Trust, Series 2019-HY1, Class M2, (CME Term SOFR 1 Month + 2.11%), 7.46%, 10/25/2048 (e) (aa)	385	399
Verus Securitization Trust,
Series 2021-1, Class A1, 0.82%, 01/25/2066 (e) (z)	153	135
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (e) (z)	545	483

Total Collateralized Mortgage Obligations (Cost $6,475)		6,427

Commercial Mortgage-Backed Securities — 0.2%
ACREC Ltd., (Cayman Islands), Series 2021-FL1, Class A, (CME Term SOFR 1 Month + 1.26%), 6.60%, 10/16/2036 (e) (aa)	484	481
Arbor Realty Commercial Real Estate Notes Ltd., (Cayman Islands), Series 2021-FL3, Class A, (CME Term SOFR 1 Month + 1.18%), 6.51%, 08/15/2034 (e) (aa)	489	484
BANK5, Series 2023-5YR2, Class A3, 6.66%, 07/15/2056 (z)	800	833
Benchmark Mortgage Trust,
Series 2024-V5, Class A3, 5.81%, 01/10/2057	240	244
Series 2024-V6, Class A3, 5.93%, 03/15/2029	890	909
BMO Mortgage Trust, Series 2023-5C2, Class A3, 7.30%, 11/15/2056 (z)	1,000	1,065
BSPRT Issuer Ltd., (Cayman Islands), Series 2021-FL7, Class A, (CME Term SOFR 1 Month + 1.43%), 6.76%, 12/15/2038 (e) (aa)	447	444

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	233

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A, (CME Term SOFR 1 Month + 0.80%), 6.13%, 10/15/2038 (e) (aa)	634	627
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 6.77%, 02/15/2039 (e) (aa)	364	363
Series 2024-XL5, Class A, (CME Term SOFR 1 Month + 1.39%), 6.72%, 03/15/2041 (e) (aa)	1,362	1,354
BX Trust, Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 6.77%, 04/15/2029 (e) (aa)	576	577
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.62%, 02/10/2049	835	800
COMM Mortgage Trust,
Series 2015-CR25, Class A3, 3.51%, 08/10/2048	788	773
Series 2015-LC21, Class A4, 3.71%, 07/10/2048	570	558
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class A, (CME Term SOFR 1 Month + 1.26%), 6.74%, 05/15/2026 (e) (aa)	720	669
Series 2021-ROSS, Class H, (CME Term SOFR 1 Month + 6.01%), 11.49%, 05/15/2026 (e) (aa)	270	87
MF1 LLC, Series 2022-FL9, Class A, (CME Term SOFR 1 Month + 2.15%), 7.49%, 06/19/2037 (e) (aa)	500	500
MF1 Ltd., (Cayman Islands), Series 2021-FL7, Class A, (CME Term SOFR 1 Month + 1.19%), 6.53%, 10/16/2036 (e) (aa)	314	312
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%, 05/15/2049	900	860

Total Commercial Mortgage-Backed Securities (Cost $12,343)		11,940

Convertible Bonds — 0.5%
Basic Materials — 0.0% (g)
Chemicals — 0.0% (g)
LG Chem Ltd., (South Korea), Reg. S, 1.25%, 07/18/2028	900	855

Communications — 0.1%
Internet — 0.1%
JD.com, Inc., (Cayman Islands), 0.25%, 06/01/2029 (e)	1,100	1,029
Meituan, (Cayman Islands), Reg. S, Zero Coupon, 04/27/2028	1,200	1,081
Uber Technologies, Inc.,
Zero Coupon, 12/15/2025	620	665
Series 2028, 0.88%, 12/01/2028 (e)	3,102	3,688

		6,463

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Media — 0.0% (g)
Cable One, Inc.,
Zero Coupon, 03/15/2026		623	545
1.13%, 03/15/2028		1,683	1,250

			1,795

Telecommunications — 0.0% (g)
Xiaomi Best Time International Ltd., (Hong Kong), Reg. S, Zero Coupon, 12/17/2027		1,700	1,580

Total Communications			9,838

Consumer Cyclical — 0.1%
Lodging — 0.1%
Wynn Macau Ltd., (Cayman Islands), 4.50%, 03/07/2029 (e)		3,700	3,785

Consumer Non-cyclical — 0.1%
Commercial Services — 0.1%
Global Payments, Inc., 1.50%, 03/01/2031 (e)		3,349	3,066
Nexi SpA, (Italy), Reg. S, Zero Coupon, 02/24/2028	EUR	600	548
Shift4 Payments, Inc., Zero Coupon, 12/15/2025		292	336
Worldline SA, (France), Reg. S, Zero Coupon, 07/30/2026	EUR	400	395

			4,345

Household Products/Wares — 0.0% (g)
Spectrum Brands, Inc., 3.38%, 06/01/2029 (e)		1,179	1,135

Total Consumer Non-cyclical			5,480

Energy — 0.0% (g)
Energy — Alternate Sources — 0.0% (g)
NextEra Energy Partners LP,
Zero Coupon, 11/15/2025 (e)		1,565	1,413
2.50%, 06/15/2026 (e)		894	816

			2,229

Oil & Gas — 0.0% (g)
Northern Oil & Gas, Inc., 3.63%, 04/15/2029 (e)		955	1,099

Total Energy			3,328

Financial — 0.1%
Banks — 0.1%
Barclays Bank plc, (United Kingdom), 1.00%, 02/16/2029		2,109	2,203

Diversified Financial Services — 0.0% (g)
Goldman Sachs Finance Corp. International Ltd., (Jersey), Reg. S, 0.00%, 05/10/2027 (c) (f)		1,900	1,821

Real Estate — 0.0% (g)
Sunac China Holdings Ltd., (Cayman Islands), 1.00%, (PIK), 09/30/2032 (e) (v)		2,175	131

Total Financial			4,155

SEE NOTES TO FINANCIAL STATEMENTS.

234	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Convertible Bonds — continued
Industrial — 0.0% (g)
Engineering & Construction — 0.0% (g)
Cellnex Telecom SA, (Spain),
Reg. S, 0.75%, 11/20/2031	EUR	100	87
Reg. S, 2.13%, 08/11/2030	EUR	600	641
Salini SpA, (Italy), Reg. S, 4.00%, 05/30/2028	EUR	100	105

Total Industrial			833

Technology — 0.0% (g)
Semiconductors — 0.0% (g)
ams-OSRAM AG, (Austria), Reg. S, 2.13%, 11/03/2027	EUR	400	338
MKS Instruments, Inc., 1.25%, 06/01/2030 (e)		1,597	1,700

Total Technology			2,038

Utilities — 0.1%
Electric — 0.1%
FirstEnergy Corp., 4.00%, 05/01/2026		3,591	3,551
PG&E Corp., 4.25%, 12/01/2027 (e)		1,267	1,278

Total Utilities			4,829

Total Convertible Bonds (Cost $35,957)			35,141

Corporate Bonds — 78.3%
Basic Materials — 3.8%
Chemicals — 1.5%
Ashland, Inc.,
3.38%, 09/01/2031 (e)		1,000	842
6.88%, 05/15/2043		2,625	2,677
Axalta Coating Systems Dutch Holding B BV, (Netherlands), 7.25%, 02/15/2031 (e)		3,148	3,269
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (e)		1,806	1,616
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, (Multinational), 4.75%, 06/15/2027 (e)		401	390
Celanese US Holdings LLC, 6.17%, 07/15/2027		438	445
Chemours Co. (The),
4.00%, 05/15/2026	EUR	316	328
4.63%, 11/15/2029 (e)		789	681
5.38%, 05/15/2027		1,804	1,712
5.75%, 11/15/2028 (e)		1,684	1,555
Element Solutions, Inc., 3.88%, 09/01/2028 (e)		8,595	7,899
FIS Fabbrica Italiana Sintetici SpA, (Italy), Reg. S, 5.63%, 08/01/2027	EUR	400	419
Herens Holdco Sarl, (Luxembourg), 4.75%, 05/15/2028 (e)		1,843	1,599
Herens Midco Sarl, (Luxembourg), Reg. S, 5.25%, 05/15/2029	EUR	100	83
ICL Group Ltd., (Israel), Reg. S, 6.38%, 05/31/2038 (e)		900	823
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (e)		2,042	2,059

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Chemicals — continued
INEOS Finance plc, (United Kingdom), Reg. S, 6.38%, 04/15/2029	EUR	8,953	9,864
INEOS Quattro Finance 2 Plc, (United Kingdom),
Reg. S, 2.50%, 01/15/2026	EUR	294	305
Reg. S, 8.50%, 03/15/2029	EUR	200	227
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (e)		1,195	1,130
Italmatch Chemicals SpA, (Italy), Reg. S, 10.00%, 02/06/2028	EUR	6,850	7,838
Kobe US Midco 2, Inc., 9.25% (cash), 11/01/2026 (e) (v)		1,583	1,295
Kronos International, Inc., Reg. S, 9.50%, 03/15/2029	EUR	155	180
LSF11 A5 HoldCo. LLC, 6.63%, 10/15/2029 (e)		1,212	1,147
Lune Holdings Sarl, (Luxembourg), Reg. S, 5.63%, 11/15/2028	EUR	12,850	11,783
Monitchem HoldCo. 3 SA, (Luxembourg), Reg. S, 8.75%, 05/01/2028	EUR	100	111
Nobian Finance BV, (Netherlands), Reg. S, 3.63%, 07/15/2026	EUR	118	124
OCP SA, (Morocco),
Reg. S, 3.75%, 06/23/2031		2,500	2,152
Reg. S, 4.50%, 10/22/2025		200	196
Reg. S, 5.13%, 06/23/2051		4,700	3,531
Olympus Water US Holding Corp.,
4.25%, 10/01/2028 (e)		1,125	1,024
Reg. S, 5.38%, 10/01/2029	EUR	200	193
7.25%, 06/15/2031 (e)		5,187	5,165
Reg. S, 9.63%, 11/15/2028	EUR	198	227
9.75%, 11/15/2028 (e)		11,341	12,022
Orbia Advance Corp. SAB de CV, (Mexico), 1.88%, 05/11/2026 (e)		249	232
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 04/01/2025 (e)		47	46
Sasol Financing USA LLC, Reg. S, 8.75%, 05/03/2029		2,700	2,741
SCIL IV LLC / SCIL USA Holdings LLC,
5.38%, 11/01/2026 (e)		527	509
Reg. S, (ICE LIBOR EUR 3 Month + 4.38%), 8.21%, 11/01/2026 (aa)	EUR	100	108
Reg. S, 9.50%, 07/15/2028	EUR	201	233
SK Invictus Intermediate II Sarl, (Luxembourg), 5.00%, 10/30/2029 (e)		6,449	5,841
SNF Group SACA, (France),
3.13%, 03/15/2027 (e)		387	356
3.38%, 03/15/2030 (e)		574	495
Tronox, Inc., 4.63%, 03/15/2029 (e)		1,140	1,029
WR Grace Holdings LLC,
4.88%, 06/15/2027 (e)		858	828
5.63%, 08/15/2029 (e)		9,661	8,908
7.38%, 03/01/2031 (e)		3,122	3,165

			109,402

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	235

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Forest Products & Paper — 0.1%
Ahlstrom Holding 3 Oy, (Finland),
Reg. S, 3.63%, 02/04/2028	EUR	100	101
4.88%, 02/04/2028 (e)		300	280
WEPA Hygieneprodukte GmbH, (Germany), Reg. S, 2.88%, 12/15/2027	EUR	8,810	8,823

			9,204

Iron/Steel — 0.6%
ABJA Investment Co. Pte Ltd., (Singapore), Reg. S, 5.95%, 07/31/2024		2,000	1,999
ATI, Inc.,
4.88%, 10/01/2029		816	763
5.13%, 10/01/2031		1,706	1,577
5.88%, 12/01/2027		710	700
7.25%, 08/15/2030		4,243	4,380
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)		7,917	7,935
Carpenter Technology Corp., 7.63%, 03/15/2030		2,251	2,318
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030 (e)		2,950	2,920
CSN Inova Ventures, (Cayman Islands), Reg. S, 6.75%, 01/28/2028		2,600	2,472
JSW Steel Ltd., (India),
5.05%, 04/05/2032 (e)		1,100	969
Reg. S, 5.05%, 04/05/2032		2,900	2,554
Mineral Resources Ltd., (Australia), 9.25%, 10/01/2028 (e)		1,350	1,417
Periama Holdings LLC, Reg. S, 5.95%, 04/19/2026		14,150	13,989
Vale Overseas Ltd., (Cayman Islands), 6.40%, 06/28/2054		1,100	1,087

			45,080

Mining — 1.6%
Alcoa Nederland Holding BV, (Netherlands), 5.50%, 12/15/2027 (e)		1,200	1,182
Anglo American Capital plc, (United Kingdom),
2.25%, 03/17/2028 (e)		200	179
4.50%, 03/15/2028 (e)		340	330
4.75%, 04/10/2027 (e)		400	392
4.88%, 05/14/2025 (e)		1,344	1,334
AngloGold Ashanti Holdings plc, (Isle of Man), 3.75%, 10/01/2030		1,400	1,222
Antofagasta plc, (United Kingdom), Reg. S, 2.38%, 10/14/2030		2,700	2,257
Arsenal AIC Parent LLC,
8.00%, 10/01/2030 (e)		1,499	1,574
11.50%, 10/01/2031 (e)		8,211	9,188
Bukit Makmur Mandiri Utama PT, (Indonesia), Reg. S, 7.75%, 02/10/2026		3,700	3,666
Constellium SE, (France),
3.75%, 04/15/2029 (e)		6,222	5,640
Reg. S, 4.25%, 02/15/2026	EUR	8,100	8,622
5.88%, 02/15/2026 (e)		443	441

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Mining — continued
Corp. Nacional del Cobre de Chile, (Chile),
Reg. S, 4.50%, 08/01/2047		2,700	2,143
Reg. S, 5.95%, 01/08/2034		2,700	2,700
Eldorado Gold Corp., (Canada), 6.25%, 09/01/2029 (e)		2,950	2,836
ERO Copper Corp., (Canada), 6.50%, 02/15/2030 (e)		1,107	1,076
First Quantum Minerals Ltd., (Canada),
6.88%, 10/15/2027 (e)		2,112	2,063
8.63%, 06/01/2031 (e)		600	599
9.38%, 03/01/2029 (e)		5,648	5,912
Freeport Indonesia PT, (Indonesia), 4.76%, 04/14/2027 (e)		200	196
Freeport-McMoRan, Inc., 4.55%, 11/14/2024		400	398
Glencore Funding LLC,
1.63%, 04/27/2026 (e)		235	219
4.00%, 04/16/2025 (e)		164	162
4.00%, 03/27/2027 (e)		306	295
5.34%, 04/04/2027 (e)		476	475
5.37%, 04/04/2029 (e)		473	471
6.13%, 10/06/2028 (e)		116	119
Hecla Mining Co., 7.25%, 02/15/2028		1,708	1,709
Hudbay Minerals, Inc., (Canada),
4.50%, 04/01/2026 (e)		2,783	2,722
6.13%, 04/01/2029 (e)		3,106	3,092
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, (Indonesia),
Reg. S, 5.45%, 05/15/2030		2,700	2,649
Reg. S, 5.80%, 05/15/2050		4,200	3,862
Kaiser Aluminum Corp.,
4.50%, 06/01/2031 (e)		6,837	6,053
4.63%, 03/01/2028 (e)		1,440	1,347
New Gold, Inc., (Canada), 7.50%, 07/15/2027 (e)		8,944	9,005
Novelis Corp.,
3.25%, 11/15/2026 (e)		4,560	4,290
3.88%, 08/15/2031 (e)		2,997	2,596
4.75%, 01/30/2030 (e)		8,505	7,890
Novelis Sheet Ingot GmbH, (Germany), Reg. S, 3.38%, 04/15/2029	EUR	2,640	2,658
Taseko Mines Ltd., (Canada), 8.25%, 05/01/2030 (e)		860	880
Vedanta Resources Finance II plc, (United Kingdom),
Reg. S, 13.88%, 01/21/2027		2,961	2,922
Reg. S, 13.88%, 12/09/2028		11,088	10,673
Vedanta Resources Ltd., (United Kingdom), Reg. S, 13.88%, 12/09/2028		2,914	2,788

			120,827

Total Basic Materials			284,513

SEE NOTES TO FINANCIAL STATEMENTS.

236	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Communications — 10.6%
Advertising — 0.6%
Clear Channel Outdoor Holdings, Inc.,
5.13%, 08/15/2027 (e)		4,934	4,712
7.50%, 06/01/2029 (e)		3,885	3,259
7.75%, 04/15/2028 (e)		584	511
7.88%, 04/01/2030 (e)		5,239	5,271
9.00%, 09/15/2028 (e)		8,489	8,888
CMG Media Corp., 8.88%, 12/15/2027 (e)		4,255	2,427
Lamar Media Corp., 4.00%, 02/15/2030		113	102
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (e)		4,584	4,390
Outfront Media Capital LLC / Outfront Media Capital Corp.,
4.25%, 01/15/2029 (e)		5,736	5,231
4.63%, 03/15/2030 (e)		348	313
5.00%, 08/15/2027 (e)		1,498	1,450
7.38%, 02/15/2031 (e)		2,033	2,116
Summer BC Holdco B Sarl, (Luxembourg), Reg. S, 5.75%, 10/31/2026	EUR	5,920	6,269

			44,939

Internet — 1.3%
Acuris Finance US, Inc. / Acuris Finance Sarl, 5.00%, 05/01/2028 (e)		3,000	2,664
ANGI Group LLC, 3.88%, 08/15/2028 (e)		835	717
Cablevision Lightpath LLC,
3.88%, 09/15/2027 (e)		5,863	5,184
5.63%, 09/15/2028 (e)		1,050	847
Engineering — Ingegneria Informatica — SpA, (Italy),
Reg. S, 5.88%, 09/30/2026	EUR	6,570	6,741
Reg. S, 11.13%, 05/15/2028	EUR	2,317	2,558
Gen Digital, Inc., 5.00%, 04/15/2025 (e)		4,210	4,182
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 03/01/2029 (e)		1,989	1,797
iliad SA, (France),
Reg. S, 2.38%, 06/17/2026	EUR	6,800	7,027
Reg. S, 5.63%, 02/15/2030	EUR	600	658
Iliad SA, (France), Reg. S, 5.38%, 06/14/2027	EUR	300	327
ION Trading Technologies Sarl, (Luxembourg), 9.50%, 05/30/2029 (e)		735	749
Match Group Holdings II LLC, 4.63%, 06/01/2028 (e)		788	737
Netflix, Inc., 4.88%, 04/15/2028		175	174
Ocado Group plc, (United Kingdom), Reg. S, 3.88%, 10/08/2026	GBP	8,121	8,700
Prosus NV, (Netherlands),
Reg. S, 3.06%, 07/13/2031		1,800	1,491
3.26%, 01/19/2027 (e)		200	187
Reg. S, 3.26%, 01/19/2027		2,700	2,527
Reg. S, 4.99%, 01/19/2052		3,000	2,353
Rakuten Group, Inc., (Japan),
Reg. S, (EUR Swap Rate 5 Year + 4.74%), 4.25%, 04/22/2027 (x) (aa)	EUR	5,410	4,548
9.75%, 04/15/2029 (e)		2,416	2,490
11.25%, 02/15/2027 (e)		1,656	1,770

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Internet — continued
Uber Technologies, Inc., 4.50%, 08/15/2029 (e)		8,520	8,118
United Group BV, (Netherlands),
Reg. S, 4.00%, 11/15/2027	EUR	4,119	4,279
Reg. S, 4.63%, 08/15/2028	EUR	7,000	7,229
Reg. S, 5.25%, 02/01/2030	EUR	14,630	15,377
Reg. S, 6.75%, 02/15/2031	EUR	100	110
Reg. S, (ICE LIBOR EUR 3 Month + 4.25%), 8.08%, 02/15/2031 (aa)	EUR	268	289
Weibo Corp., (Cayman Islands), 3.50%, 07/05/2024		2,000	1,999

			95,829

Media — 3.1%
Altice Financing SA, (Luxembourg),
2.25%, 01/15/2025 (e)	EUR	2,525	2,631
Reg. S, 3.00%, 01/15/2028	EUR	5,100	4,233
Reg. S, 4.25%, 08/15/2029	EUR	16,239	13,161
5.00%, 01/15/2028 (e)		2,700	2,053
5.75%, 08/15/2029 (e)		12,280	8,916
9.63%, 07/15/2027 (e)		8,781	8,046
Altice Finco SA, (Luxembourg), Reg. S, 4.75%, 01/15/2028	EUR	4,268	2,781
Cable One, Inc., 4.00%, 11/15/2030 (e)		506	378
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.25%, 02/01/2031 (e)		12,346	10,079
4.25%, 01/15/2034 (e)		3,547	2,697
4.50%, 08/15/2030 (e)		528	447
4.50%, 05/01/2032		4,122	3,330
4.75%, 03/01/2030 (e)		2,146	1,859
4.75%, 02/01/2032 (e)		1,259	1,031
5.00%, 02/01/2028 (e)		9,131	8,536
5.13%, 05/01/2027 (e)		4,829	4,636
5.38%, 06/01/2029 (e)		450	409
6.38%, 09/01/2029 (e)		6,357	6,043
7.38%, 03/01/2031 (e)		10,268	10,129
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.91%, 07/23/2025		81	80
6.15%, 11/10/2026		201	203
CSC Holdings LLC,
3.38%, 02/15/2031 (e)		900	561
4.13%, 12/01/2030 (e)		685	443
4.63%, 12/01/2030 (e)		7,510	2,735
5.00%, 11/15/2031 (e)		1,700	616
5.38%, 02/01/2028 (e)		825	627
5.50%, 04/15/2027 (e)		5,640	4,575
5.75%, 01/15/2030 (e)		2,000	751
6.50%, 02/01/2029 (e)		1,700	1,241
7.50%, 04/01/2028 (e)		500	266
11.25%, 05/15/2028 (e)		5,900	5,139
11.75%, 01/31/2029 (e)		7,916	6,748

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	237

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Media — continued
Diamond Sports Group LLC / Diamond Sports Finance Co.,
5.38%, 08/15/2026 (d) (e)		17,957	359
6.63%, 08/15/2027 (d) (e)		10,954	219
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027 (e)		5,210	4,901
Discovery Communications LLC, 3.95%, 03/20/2028		127	119
DISH DBS Corp.,
5.13%, 06/01/2029		1,150	455
5.25%, 12/01/2026 (e)		939	742
5.75%, 12/01/2028 (e)		635	441
7.38%, 07/01/2028		5,423	2,306
7.75%, 07/01/2026		9,515	5,911
DISH Network Corp., 11.75%, 11/15/2027 (e)		13,319	13,059
FactSet Research Systems, Inc., 2.90%, 03/01/2027		120	112
GCI LLC, 4.75%, 10/15/2028 (e)		182	166
Gray Television, Inc.,
7.00%, 05/15/2027 (e)		1,750	1,611
10.50%, 07/15/2029 (e)		3,750	3,771
LCPR Senior Secured Financing DAC, (Ireland), 6.75%, 10/15/2027 (e)		3,073	2,878
Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2027 (e)		1,275	1,224
News Corp., 3.88%, 05/15/2029 (e)		950	875
Nexstar Media, Inc., 5.63%, 07/15/2027 (e)		717	681
Radiate Holdco LLC / Radiate Finance, Inc.,
4.50%, 09/15/2026 (e)		4,218	3,215
6.50%, 09/15/2028 (e)		8,885	4,403
RCS & RDS SA, (Romania), Reg. S, 3.25%, 02/05/2028	EUR	300	300
Sinclair Television Group, Inc., 5.13%, 02/15/2027 (e)		1,840	1,623
Sirius XM Radio, Inc.,
3.13%, 09/01/2026 (e)		2,201	2,071
4.00%, 07/15/2028 (e)		371	335
5.00%, 08/01/2027 (e)		6,191	5,927
Summer BidCo BV, (Netherlands), Reg. S, 10.00% (cash), 02/15/2029 (v)	EUR	4,119	4,437
Sunrise FinCo. I BV, (Netherlands), 4.88%, 07/15/2031 (e)		2,357	2,140
Tele Columbus AG, (Germany), Reg. S, 10.00% (PIK), 01/01/2029 (d) (v)	EUR	5,449	4,333
Telenet Finance Luxembourg Notes Sarl, (Luxembourg), 5.50%, 03/01/2028 (e)		1,200	1,137
Univision Communications, Inc.,
4.50%, 05/01/2029 (e)		2,125	1,787
6.63%, 06/01/2027 (e)		8,057	7,714
8.00%, 08/15/2028 (e)		7,161	6,984
8.50%, 07/31/2031 (e)		2,956	2,871

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Media — continued
UPCB Finance VII Ltd., (Cayman Islands), Reg. S, 3.63%, 06/15/2029	EUR	5,380	5,466
Videotron Ltd., (Canada), 5.13%, 04/15/2027 (e)		887	873
Virgin Media Secured Finance plc, (United Kingdom),
Reg. S, 4.13%, 08/15/2030	GBP	100	105
4.50%, 08/15/2030 (e)		600	509
Virgin Media Vendor Financing Notes III DAC, (Ireland), Reg. S, 4.88%, 07/15/2028	GBP	9,560	10,786
Virgin Media Vendor Financing Notes IV DAC, (Ireland), 5.00%, 07/15/2028 (e)		3,509	3,123
VZ Secured Financing BV, (Netherlands),
Reg. S, 3.50%, 01/15/2032	EUR	100	93
5.00%, 01/15/2032 (e)		2,150	1,834
VZ Vendor Financing II BV, (Netherlands), Reg. S, 2.88%, 01/15/2029	EUR	500	461
Ziggo Bond Co. BV, (Netherlands), 5.13%, 02/28/2030 (e)		1,072	911
Ziggo BV, (Netherlands),
Reg. S, 2.88%, 01/15/2030	EUR	7,570	7,099
4.88%, 01/15/2030 (e)		152	135

			235,882

Telecommunications — 5.6%
Altice France Holding SA, (Luxembourg),
Reg. S, 4.00%, 02/15/2028	EUR	8,125	2,545
Reg. S, 8.00%, 05/15/2027	EUR	4,500	1,674
Altice France SA, (France),
Reg. S, 3.38%, 01/15/2028	EUR	239	179
Reg. S, 4.25%, 10/15/2029	EUR	16,655	11,817
5.13%, 01/15/2029 (e)		1,276	832
5.13%, 07/15/2029 (e)		5,361	3,526
5.50%, 01/15/2028 (e)		155	106
5.50%, 10/15/2029 (e)		3,953	2,605
Reg. S, 5.88%, 02/01/2027	EUR	3,500	2,827
Reg. S, 11.50%, 02/01/2027	EUR	300	263
AT&T, Inc., 5.54%, 02/20/2026		1,386	1,386
Axiata SPV2 Bhd., (Malaysia), Reg. S, 2.16%, 08/19/2030		6,400	5,369
British Telecommunications plc, (United Kingdom), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.54%), 5.13%, 10/03/2054 (aa)	EUR	325	349
CAS Capital No. 1 Ltd., (British Virgin Islands), Reg. S, (CMT Index 5 Year + 3.64%), 4.00%, 07/12/2026 (x) (aa)		4,800	4,483
CK Hutchison Group Telecom Finance SA, (Luxembourg), Reg. S, 2.63%, 10/17/2034	GBP	200	184
CommScope, Inc., 4.75%, 09/01/2029 (e)		1,075	742
Connect Finco Sarl / Connect US Finco LLC, (Multinational), 6.75%, 10/01/2026 (e)		6,525	6,298
Digicel Group Holdings Ltd., (Bermuda),
Series 1A14, , Zero Coupon, 12/31/2030 (e) (bb) (cc)		9	9

SEE NOTES TO FINANCIAL STATEMENTS.

238	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Telecommunications — continued
Series 1B14, , Zero Coupon, 12/31/2030 (e) (bb) (cc)		108	—	(h)
Series 3A14, , Zero Coupon, 12/31/2030 (e) (bb) (cc)		1	—	(h)
Series 3B14, , Zero Coupon, 12/31/2030 (e) (bb) (cc)		64	—	(h)
Digicel Intermediate Holdings Ltd. / Digicel International Finance Ltd. / Difl US, (Multinational), 12.00% (Blend (cash 9.00% + PIK 3.00%)), 05/25/2027 (v)		1,026	1,016
Digicel Midco Ltd. / Difl US II LLC, (Saint Lucia), 10.50% (PIK), 11/25/2028 (v)		3,015	2,393
Eutelsat SA, (France), Reg. S, 9.75%, 04/13/2029	EUR	8,982	10,023
Frontier Communications Holdings LLC,
5.00%, 05/01/2028 (e)		8,311	7,828
5.88%, 10/15/2027 (e)		3,241	3,164
6.75%, 05/01/2029 (e)		860	789
8.63%, 03/15/2031 (e)		1,986	2,053
8.75%, 05/15/2030 (e)		10,042	10,441
Global Switch Finance BV, (Netherlands), Reg. S, 1.38%, 10/07/2030	EUR	379	368
Globe Telecom, Inc., (Philippines), Reg. S, (CMT Index 5 Year + 5.53%), 4.20%, 08/02/2026 (x) (aa)		4,184	3,956
Iliad Holding SASU, (France),
6.50%, 10/15/2026 (e)		10,186	10,140
6.88%, 04/15/2031 (e)	EUR	24,839	26,998
7.00%, 10/15/2028 (e)		3,124	3,098
8.50%, 04/15/2031 (e)		5,299	5,365
Intelsat Jackson Holdings SA, (Luxembourg), 6.50%, 03/15/2030 (e)		5,395	5,028
Kaixo Bondco Telecom SA, (Spain), Reg. S, 5.13%, 09/30/2029	EUR	300	312
Koninklijke KPN NV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.77%), 6.00%, 09/21/2027 (x) (aa)	EUR	3,720	4,165
Level 3 Financing, Inc.,
4.00%, 04/15/2031 (e)		255	133
4.50%, 04/01/2030 (e)		210	114
4.88%, 06/15/2029 (e)		2,958	1,686
10.50%, 04/15/2029 (e)		6,925	6,908
10.50%, 05/15/2030 (e)		5,264	5,213
10.75%, 12/15/2030 (e)		398	397
11.00%, 11/15/2029 (e)		9,769	9,997
Liberty Costa Rica Senior Secured Finance, (Cayman Islands), 10.88%, 01/15/2031 (e)		832	882
Lorca Telecom Bondco SA, (Spain),
Reg. S, 4.00%, 09/18/2027	EUR	9,649	10,077
Reg. S, 5.75%, 04/30/2029	EUR	140	153
Lumen Technologies, Inc.,
4.13%, 04/15/2029 (e)		904	588
4.13%, 04/15/2030 (e)		904	565

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
Matterhorn Telecom SA, (Luxembourg), Reg. S, 3.13%, 09/15/2026	EUR	11,860	12,359
Network i2i Ltd., (Mauritius),
Reg. S, (CMT Index 5 Year + 3.39%), 3.98%, 03/03/2026 (x) (aa)		2,600	2,462
Reg. S, (CMT Index 5 Year + 4.27%), 5.65%, 01/15/2025 (x) (aa)		2,400	2,376
Odido Holding BV, (Netherlands), Reg. S, 3.75%, 01/15/2029	EUR	7,180	7,259
PLT VII Finance Sarl, (Luxembourg), 6.00%, 06/15/2031 (e)	EUR	6,300	6,739
PPF Telecom Group BV, (Netherlands), Reg. S, 3.25%, 09/29/2027	EUR	8,360	8,685
SES SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 3.19%), 2.88%, 05/27/2026 (x) (aa)	EUR	100	101
SoftBank Group Corp., (Japan),
Reg. S, 2.88%, 01/06/2027	EUR	250	254
Reg. S, 3.13%, 09/19/2025	EUR	282	295
Reg. S, 3.38%, 07/06/2029	EUR	7,110	7,005
Reg. S, 3.88%, 07/06/2032	EUR	400	383
Reg. S, 4.00%, 09/19/2029	EUR	100	101
Reg. S, 4.50%, 04/20/2025	EUR	7,180	7,680
Reg. S, 5.00%, 04/15/2028	EUR	8,762	9,296
Sprint Capital Corp.,
6.88%, 11/15/2028		1,393	1,477
8.75%, 03/15/2032		575	692
Sprint LLC, 7.63%, 02/15/2025		1,390	1,399
Telecom Italia Capital SA, (Luxembourg),
6.00%, 09/30/2034 (e)		597	565
7.20%, 07/18/2036 (e)		3,003	3,071
Telecom Italia SpA, (Italy),
Reg. S, 1.63%, 01/18/2029	EUR	13,981	12,989
Reg. S, 2.38%, 10/12/2027	EUR	5,930	5,921
Reg. S, 2.75%, 04/15/2025	EUR	2,830	2,988
Reg. S, 2.88%, 01/28/2026	EUR	8,830	9,220
Reg. S, 3.00%, 09/30/2025	EUR	5,640	5,942
Reg. S, 6.88%, 02/15/2028	EUR	8,575	9,691
Reg. S, 7.88%, 07/31/2028		EUR 6,290	7,342
Telefonica Europe BV, (Netherlands),
Reg. S, (EUR Swap Rate 8 Year + 2.62%), 2.38%, 02/12/2029 (x) (aa)		EUR 12,500	11,929
Reg. S, (EUR Swap Rate 8 Year + 3.07%), 2.88%, 06/24/2027 (x) (aa)		EUR 3,000	3,037
Reg. S, (EUR Swap Rate 6 Year + 2.87%), 2.88%, 02/24/2028 (x) (aa)	EUR	5,100	5,104
Reg. S, (EUR Swap Rate 7 Year + 3.35%), 6.14%, 02/03/2030 (x) (aa)	EUR	200	224
Reg. S, (EUR Swap Rate 8 Year + 3.62%), 6.75%, 06/07/2031 (x) (aa)	EUR	11,000	12,781
Reg. S, (EUR Swap Rate 6 Year + 4.32%), 7.13%, 08/23/2028 (x) (aa)	EUR	200	232
T-Mobile USA, Inc.,
2.25%, 02/15/2026		56	53
2.63%, 04/15/2026		36	34
3.75%, 04/15/2027		51	49

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	239

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Telecommunications — continued
Viasat, Inc., 5.63%, 09/15/2025 (e)		7,125	6,912
Viavi Solutions, Inc., 3.75%, 10/01/2029 (e)		577	487
Vmed O2 UK Financing I plc, (United Kingdom),
Reg. S, 3.25%, 01/31/2031	EUR	12,103	11,406
Reg. S, 4.00%, 01/31/2029	GBP	100	109
4.25%, 01/31/2031 (e)		303	252
Reg. S, 4.50%, 07/15/2031	GBP	11,787	12,289
4.75%, 07/15/2031 (e)		1,946	1,641
Reg. S, 5.63%, 04/15/2032	EUR	7,841	8,158
7.75%, 04/15/2032 (e)		3,732	3,640
Vodafone Group plc, (United Kingdom),
Reg. S, (EUR Swap Rate 5 Year + 3.48%), 3.00%, 08/27/2080 (aa)	EUR	8,150	7,886
Reg. S, (GBP Swap Rate 5 Year + 3.27%), 4.88%, 10/03/2078 (aa)	GBP	200	248
Reg. S, (EUR Swap Rate 5 Year + 3.49%), 6.50%, 08/30/2084 (aa)	EUR	100	115
Reg. S, (UK Gilts 5 Year + 3.84%), 8.00%, 08/30/2086 (aa)	GBP	9,320	12,630
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 08/15/2028 (e)		1,039	979
Wp/ap Telecom Holdings III BV, (Netherlands), Reg. S, 5.50%, 01/15/2030	EUR	156	155
Xiaomi Best Time International Ltd., (Hong Kong), Reg. S, 4.10%, 07/14/2051		3,100	2,229
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027 (e)		15,939	12,672
6.13%, 03/01/2028 (e)		4,375	2,820

			423,407

Total Communications			800,057

Consumer Cyclical — 13.8%
Airlines — 0.4%
Air Canada, (Canada), 3.88%, 08/15/2026 (e)		1,285	1,225
Air France-KLM, (France), Reg. S, 4.63%, 05/23/2029	EUR	100	106
American Airlines, Inc.,
7.25%, 02/15/2028 (e)		1,870	1,871
8.50%, 05/15/2029 (e)		3,226	3,352
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., (Multinational),
5.50%, 04/20/2026 (e)		67	66
5.75%, 04/20/2029 (e)		4,946	4,815
Finnair OYJ, (Finland), Reg. S, 4.75%, 05/24/2029	EUR	200	211
International Consolidated Airlines Group SA, (Spain), Reg. S, 3.75%, 03/25/2029	EUR	100	105
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (e)		376	376

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Airlines — continued
Singapore Airlines Ltd., (Singapore),
Reg. S, 3.00%, 07/20/2026		2,350	2,247
Reg. S, 3.38%, 01/19/2029		2,400	2,230
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.00%, 04/11/2026		315	306
United Airlines Pass Through Trust, Series 20-1, Class A, 5.88%, 10/15/2027		159	160
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		3,361	3,247
4.63%, 04/15/2029 (e)		7,336	6,830
VistaJet Malta Finance plc / Vista Management Holding, Inc., (Multinational),
6.38%, 02/01/2030 (e)		2,950	2,322
7.88%, 05/01/2027 (e)		2,504	2,210
9.50%, 06/01/2028 (e)		965	846

			32,525

Apparel — 0.1%
Crocs, Inc.,
4.13%, 08/15/2031 (e)		163	142
4.25%, 03/15/2029 (e)		1,111	1,013
Hanesbrands, Inc.,
4.88%, 05/15/2026 (e)		695	680
9.00%, 02/15/2031 (e)		100	105
Kontoor Brands, Inc., 4.13%, 11/15/2029 (e)		500	453
Levi Strauss & Co., 3.50%, 03/01/2031 (e)		2,280	1,972
PVH Corp., 4.63%, 07/10/2025		190	188
Tapestry, Inc.,
7.00%, 11/27/2026		207	213
7.05%, 11/27/2025		213	216
7.35%, 11/27/2028		385	400
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (e)		4,700	3,926

			9,308

Auto Manufacturers — 0.8%
Aston Martin Capital Holdings Ltd., (Jersey),
10.00%, 03/31/2029 (e)		991	977
Reg. S, 10.38%, 03/31/2029	GBP	5,530	6,938
Daimler Truck Finance North America LLC,
5.13%, 09/25/2027 (e)		244	243
5.60%, 08/08/2025 (e)		503	503
Ford Motor Credit Co. LLC,
2.30%, 02/10/2025		628	614
3.38%, 11/13/2025		1,774	1,717
3.66%, 09/08/2024		1,000	995
4.13%, 08/04/2025		200	196
4.27%, 01/09/2027		2,500	2,409
4.39%, 01/08/2026		908	889
4.69%, 06/09/2025		200	198
5.13%, 06/16/2025		3,077	3,054
5.80%, 03/08/2029		467	465
5.85%, 05/17/2027		347	347
7.20%, 06/10/2030		1,400	1,474

SEE NOTES TO FINANCIAL STATEMENTS.

240	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Auto Manufacturers — continued
Geely Automobile Holdings Ltd., (Cayman Islands), Reg. S, (CMT Index 5 Year + 5.45%), 4.00%, 12/09/2024 (x) (aa)		2,700	2,666
General Motors Financial Co., Inc.,
2.75%, 06/20/2025		1,000	972
4.35%, 01/17/2027		80	78
5.35%, 07/15/2027		254	253
5.40%, 04/06/2026		95	95
5.40%, 05/08/2027		242	242
Series C, (CMT Index 5 Year + 5.00%), 5.70%, 09/30/2030 (x) (aa)		1,128	1,059
Hyundai Capital America,
2.00%, 06/15/2028 (e)		353	312
5.25%, 01/08/2027 (e)		198	197
5.30%, 01/08/2029 (e)		116	116
5.65%, 06/26/2026 (e)		687	689
5.95%, 09/21/2026 (e)		178	179
6.10%, 09/21/2028 (e)		1,049	1,078
6.50%, 01/16/2029 (e)		500	522
Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 4.50%, 01/15/2026	EUR	5,410	5,790
JB Poindexter & Co., Inc., 8.75%, 12/15/2031 (e)		1,595	1,653
Nissan Motor Acceptance Co. LLC,
2.00%, 03/09/2026 (e)		194	181
6.95%, 09/15/2026 (e)		658	674
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)		1,000	970
PM General Purchaser LLC, 9.50%, 10/01/2028 (e)		4,085	4,174
RCI Banque SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 2.63%, 02/18/2030 (aa)	EUR	600	631
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 5.50%, 10/09/2034 (w) (aa)	EUR	200	214
TML Holdings Pte Ltd., (Singapore), Reg. S, 4.35%, 06/09/2026		6,650	6,405
Volkswagen Group of America Finance LLC,
5.40%, 03/20/2026 (e)		511	510
5.70%, 09/12/2026 (e)		222	223
5.80%, 09/12/2025 (e)		281	282
6.00%, 11/16/2026 (e)		200	202
Volkswagen International Finance NV, (Netherlands),
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	200	199
Reg. S, (EUR Swap Rate 9 Year + 3.36%), 4.38%, 03/28/2031 (x) (aa)	EUR	8,000	7,883
Wabash National Corp., 4.50%, 10/15/2028 (e)		76	68

			59,536

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd., (Jersey),
4.88%, 08/15/2026 (e)		925	900
7.00%, 04/15/2028 (e)		3,050	3,122
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027		1,450	1,448
Clarios Global LP / Clarios US Finance Co., (Multinational),
Reg. S, 4.38%, 05/15/2026	EUR	17,792	18,959
6.75%, 05/15/2028 (e)		5,117	5,178
8.50%, 05/15/2027 (e)		12,541	12,609
Dana Financing Luxembourg Sarl, (Luxembourg),
Reg. S, 3.00%, 07/15/2029	EUR	2,622	2,537
5.75%, 04/15/2025 (e)		74	74
Reg. S, 8.50%, 07/15/2031	EUR	3,429	3,998
Dana, Inc.,
4.25%, 09/01/2030		1,075	938
4.50%, 02/15/2032		1,050	902
5.38%, 11/15/2027		275	269
5.63%, 06/15/2028		700	679
Forvia SE, (France),
Reg. S, 2.75%, 02/15/2027	EUR	9,308	9,511
Reg. S, 3.13%, 06/15/2026	EUR	5,120	5,353
Reg. S, 5.50%, 06/15/2031	EUR	228	246
Reg. S, 7.25%, 06/15/2026	EUR	463	516
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 05/31/2032 (e)		5,573	5,648
Goodyear Europe BV, (Netherlands), Reg. S, 2.75%, 08/15/2028	EUR	124	120
Goodyear Tire & Rubber Co. (The),
5.00%, 07/15/2029		678	631
5.63%, 04/30/2033		406	367
9.50%, 05/31/2025		167	168
IHO Verwaltungs GmbH, (Germany), Reg. S, 8.75% (cash), 05/15/2028 (v)	EUR	5,714	6,547
LG Energy Solution Ltd., (South Korea), 5.38%, 07/02/2029 (e) (w)		2,300	2,284
Mahle GmbH, (Germany), Reg. S, 2.38%, 05/14/2028	EUR	100	95
Phinia, Inc., 6.75%, 04/15/2029 (e)		1,466	1,488
Schaeffler AG, (Germany),
Reg. S, 2.75%, 10/12/2025	EUR	10,300	10,837
Reg. S, 4.50%, 08/14/2026	EUR	100	108
Reg. S, 4.75%, 08/14/2029	EUR	100	108
SK On Co. Ltd., (South Korea), Reg. S, 5.38%, 05/11/2026		2,700	2,697
Tenneco, Inc., 8.00%, 11/17/2028 (e)		7,607	6,923
Titan International, Inc., 7.00%, 04/30/2028		2,775	2,668
ZF Europe Finance BV, (Netherlands),
Reg. S, 2.00%, 02/23/2026	EUR	9,200	9,462
Reg. S, 3.00%, 10/23/2029	EUR	4,300	4,248
Reg. S, 4.75%, 01/31/2029	EUR	100	108
Reg. S, 6.13%, 03/13/2029	EUR	200	226

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	241

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Auto Parts & Equipment — continued
ZF Finance GmbH, (Germany),
Reg. S, 3.75%, 09/21/2028	EUR	10,900	11,294
Reg. S, 5.75%, 08/03/2026	EUR	100	110
ZF North America Capital, Inc.,
4.75%, 04/29/2025 (e)		937	925
6.88%, 04/14/2028 (e)		450	459

			134,760

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029 (e)		45	40
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027 (e)		1,763	1,708
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (e)		186	179
Gates Corp., 6.88%, 07/01/2029 (e)		1,826	1,858
G-III Apparel Group Ltd., 7.88%, 08/15/2025 (e)		500	502
Green Bidco SA, (Spain), Reg. S, 10.25%, 07/15/2028	EUR	2,500	2,548
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (e)		5,850	5,282
Mitsubishi Corp., (Japan), 5.00%, 07/02/2029 (e) (w)		279	279
Resideo Funding, Inc., 4.00%, 09/01/2029 (e)		218	192
Ritchie Bros Holdings, Inc.,
6.75%, 03/15/2028 (e)		350	356
7.75%, 03/15/2031 (e)		875	914
Velocity Vehicle Group LLC, 8.00%, 06/01/2029 (e)		1,317	1,353
Windsor Holdings III LLC, 8.50%, 06/15/2030 (e)		1,825	1,905

			17,116

Entertainment — 3.0%
888 Acquisitions Ltd., (Gibraltar), Reg. S, 7.56%, 07/15/2027	EUR	4,350	4,653
Allwyn Entertainment Financing UK plc, (United Kingdom),
Reg. S, 7.25%, 04/30/2030	EUR	9,892	11,190
7.88%, 04/30/2029 (e)		666	688
Banijay Entertainment SASU, (France),
Reg. S, 7.00%, 05/01/2029	EUR	9,660	10,785
8.13%, 05/01/2029 (e)		410	419
Banijay SAS, (France), Reg. S, 6.50%, 03/01/2026	EUR	4,000	4,287
Boyne USA, Inc., 4.75%, 05/15/2029 (e)		2,344	2,187
Caesars Entertainment, Inc.,
4.63%, 10/15/2029 (e)		11,806	10,822
6.25%, 07/01/2025 (e)		860	860
6.50%, 02/15/2032 (e)		7,151	7,186
7.00%, 02/15/2030 (e)		8,755	8,945
8.13%, 07/01/2027 (e)		1,578	1,610
CCM Merger, Inc., 6.38%, 05/01/2026 (e)		1,995	1,975

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Entertainment — continued
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.38%, 04/15/2027		242	240
Churchill Downs, Inc.,
4.75%, 01/15/2028 (e)		3,495	3,339
5.75%, 04/01/2030 (e)		11,099	10,781
6.75%, 05/01/2031 (e)		1,644	1,654
Cirsa Finance International Sarl, (Luxembourg),
Reg. S, 6.50%, 03/15/2029	EUR	5,511	6,076
Reg. S, (ICE LIBOR EUR 3 Month + 4.50%), 8.37%, 07/31/2028 (aa)	EUR	8,146	8,811
CPUK Finance Ltd., (Jersey),
Reg. S, 3.59%, 08/28/2025	GBP	116	143
Reg. S, 4.50%, 08/28/2027	GBP	100	118
Reg. S, 7.88%, 08/28/2029	GBP	100	129
Everi Holdings, Inc., 5.00%, 07/15/2029 (e)		774	761
Flutter Treasury Designated Activity Co., (Ireland), 6.38%, 04/29/2029 (e)		905	912
Inter Media and Communication SpA, (Italy), Reg. S, 6.75%, 02/09/2027	EUR	200	211
International Game Technology plc, (United Kingdom),
Reg. S, 3.50%, 06/15/2026	EUR	15,540	16,418
5.25%, 01/15/2029 (e)		1,155	1,118
Jacobs Entertainment, Inc.,
6.75%, 02/15/2029 (e)		4,150	3,849
Light & Wonder International, Inc., 7.50%, 09/01/2031 (e)		1,499	1,549
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029 (e)		1,573	1,397
Live Nation Entertainment, Inc.,
3.75%, 01/15/2028 (e)		410	381
4.75%, 10/15/2027 (e)		3,006	2,880
Lottomatica SpA, (Italy),
5.38%, 06/01/2030 (e)	EUR	12,313	13,351
Reg. S, 7.13%, 06/01/2028	EUR	9,190	10,364
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031 (e)		3,441	3,505
Merlin Entertainments Ltd., (United Kingdom), 5.75%, 06/15/2026 (e)		1,000	985
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (e)		3,639	3,389
Motion Bondco DAC, (Ireland), 6.63%, 11/15/2027 (e)		1,022	990
Motion Finco Sarl, (Luxembourg), Reg. S, 7.38%, 06/15/2030	EUR	9,242	10,294
Odeon Finco plc, (United Kingdom), 12.75%, 11/01/2027 (e)		1,397	1,464
Ontario Gaming GTA LP / OTG Co-Issuer, Inc., (Canada), 8.00%, 08/01/2030 (e)		1,265	1,298
Penn Entertainment, Inc.,
4.13%, 07/01/2029 (e)		2,975	2,553
5.63%, 01/15/2027 (e)		3,709	3,581

SEE NOTES TO FINANCIAL STATEMENTS.

242	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Entertainment — continued
Pinewood Finco plc, (United Kingdom),
Reg. S, 3.63%, 11/15/2027	GBP	100	116
Reg. S, 6.00%, 03/27/2030	GBP	10,631	13,204
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.88%, 09/01/2031 (e)		1,591	1,083
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, 4.88%, 11/01/2026 (e)		725	702
Scientific Games Holdings LP / Scientific Games US FinCo., Inc., 6.63%, 03/01/2030 (e)		3,184	3,104
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (e)		8,172	8,320
Six Flags Entertainment Corp. / Six Flags Theme Parks Inc., 6.63%, 05/01/2032 (e)		638	648
Vail Resorts, Inc., 6.50%, 05/15/2032 (e)		2,492	2,522
Warnermedia Holdings, Inc.,
3.76%, 03/15/2027		821	780
3.79%, 03/15/2025		112	110
4.05%, 03/15/2029		172	159
6.41%, 03/15/2026		1,145	1,145
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
5.13%, 10/01/2029 (e)		6,772	6,441
7.13%, 02/15/2031 (e)		5,227	5,426

			221,908

Food Service — 0.1%
Aramark International Finance Sarl, (Luxembourg), Reg. S, 3.13%, 04/01/2025	EUR	693	734
Aramark Services, Inc., 5.00%, 02/01/2028 (e)		2,611	2,526
Elior Group SA, (France), Reg. S, 3.75%, 07/15/2026	EUR	200	207

			3,467

Home Builders — 1.0%
Ashton Woods USA LLC / Ashton Woods Finance Co.,
4.63%, 08/01/2029 (e)		2,433	2,194
4.63%, 04/01/2030 (e)		500	447
6.63%, 01/15/2028 (e)		1,575	1,573
Beazer Homes USA, Inc.,
5.88%, 10/15/2027		5,850	5,763
7.25%, 10/15/2029		3,425	3,430
7.50%, 03/15/2031 (e)		1,741	1,738
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada),
4.88%, 02/15/2030 (e)		7,338	6,566
5.00%, 06/15/2029 (e)		1,586	1,449
6.25%, 09/15/2027 (e)		2,325	2,288
Dream Finders Homes, Inc., 8.25%, 08/15/2028 (e)		517	530

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Home Builders — continued
Empire Communities Corp., (Canada), 9.75%, 05/01/2029 (e)		1,774	1,805
Forestar Group, Inc.,
3.85%, 05/15/2026 (e)		2,475	2,368
5.00%, 03/01/2028 (e)		1,475	1,414
KB Home,
4.00%, 06/15/2031		1,025	906
4.80%, 11/15/2029		3,125	2,948
6.88%, 06/15/2027		698	712
7.25%, 07/15/2030		400	412
Landsea Homes Corp., 8.88%, 04/01/2029 (e)		2,545	2,520
LGI Homes, Inc., 8.75%, 12/15/2028 (e)		585	609
M/I Homes, Inc., 4.95%, 02/01/2028		2,568	2,477
Mattamy Group Corp., (Canada),
4.63%, 03/01/2030 (e)		3,666	3,389
5.25%, 12/15/2027 (e)		4,822	4,685
Meritage Homes Corp., 5.13%, 06/06/2027		653	644
Miller Homes Group Finco plc, (United Kingdom), Reg. S, 7.00%, 05/15/2029	GBP	7,345	8,635
New Home Co., Inc. (The), 9.25%, 10/01/2029 (e)		2,213	2,218
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 02/15/2028		3,800	3,592
4.75%, 04/01/2029		450	418
STL Holding Co. LLC, 8.75%, 02/15/2029 (e)		1,804	1,883
Taylor Morrison Communities, Inc.,
5.13%, 08/01/2030 (e)		4,021	3,850
5.75%, 01/15/2028 (e)		700	694
5.88%, 06/15/2027 (e)		1,845	1,837
Tri Pointe Homes, Inc.,
5.25%, 06/01/2027		450	439
5.70%, 06/15/2028		2,651	2,600

			77,033

Home Furnishings — 0.0% (g)
Leggett & Platt, Inc., 3.50%, 11/15/2027		87	80
Tempur Sealy International, Inc.,
3.88%, 10/15/2031 (e)		135	113
4.00%, 04/15/2029 (e)		2,800	2,525

			2,718

Housewares — 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025 (e)		1,230	1,223
Scotts Miracle-Gro Co. (The),
4.00%, 04/01/2031		2,416	2,084
4.38%, 02/01/2032		6,969	6,004
4.50%, 10/15/2029		1,948	1,781
SWF Escrow Issuer Corp., 6.50%, 10/01/2029 (e)		7,200	3,878

			14,970

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	243

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Leisure Time — 1.9%
Acushnet Co., 7.38%, 10/15/2028 (e)		153	159
Amer Sports Co., 6.75%, 02/16/2031 (e)		3,677	3,667
Carnival Corp., (Panama),
4.00%, 08/01/2028 (e)		5,141	4,828
5.75%, 03/01/2027 (e)		8,200	8,101
5.75%, 01/15/2030 (e)	EUR	6,869	7,590
6.00%, 05/01/2029 (e)		9,138	9,030
7.00%, 08/15/2029 (e)		617	639
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028 (e)		12,693	13,740
Carnival plc, (United Kingdom), 1.00%, 10/28/2029	EUR	100	87
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (e)		2,777	2,855
Lindblad Expeditions LLC, 6.75%, 02/15/2027 (e)		1,822	1,800
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (e)		1,253	1,180
NCL Corp. Ltd., (Bermuda),
3.63%, 12/15/2024 (e)		261	258
5.88%, 03/15/2026 (e)		7,228	7,146
5.88%, 02/15/2027 (e)		2,800	2,767
7.75%, 02/15/2029 (e)		4,287	4,457
8.13%, 01/15/2029 (e)		832	873
8.38%, 02/01/2028 (e)		1,592	1,664
NCL Finance Ltd., (Bermuda), 6.13%, 03/15/2028 (e)		2,508	2,477
Pinnacle Bidco plc, (United Kingdom),
Reg. S, 8.25%, 10/11/2028	EUR	7,144	8,110
Reg. S, 10.00%, 10/11/2028	GBP	7,820	10,491
Royal Caribbean Cruises Ltd., (Liberia),
4.25%, 07/01/2026 (e)		589	570
5.38%, 07/15/2027 (e)		1,679	1,653
5.50%, 08/31/2026 (e)		425	420
5.50%, 04/01/2028 (e)		4,741	4,680
6.25%, 03/15/2032 (e)		2,084	2,102
7.25%, 01/15/2030 (e)		2,096	2,170
8.25%, 01/15/2029 (e)		258	272
9.25%, 01/15/2029 (e)		1,575	1,682
Sabre GLBL, Inc.,
8.63%, 06/01/2027 (e)		3,311	3,046
11.25%, 12/15/2027 (e)		150	146
TUI AG, (Germany), Reg. S, 5.88%, 03/15/2029	EUR	5,992	6,513
TUI Cruises GmbH, (Germany), 6.25%, 04/15/2029 (e)	EUR	4,372	4,788
Viking Cruises Ltd., (Bermuda),
5.88%, 09/15/2027 (e)		3,563	3,526
6.25%, 05/15/2025 (e)		500	499
7.00%, 02/15/2029 (e)		475	478
9.13%, 07/15/2031 (e)		8,711	9,438
Viking Ocean Cruises Ship VII Ltd., (Bermuda), 5.63%, 02/15/2029 (e)		3,997	3,906
Vista Outdoor, Inc., 4.50%, 03/15/2029 (e)		200	201
VOC Escrow Ltd., (Bermuda), 5.00%, 02/15/2028 (e)		2,890	2,802

			140,811

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Lodging — 2.3%
Accor SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 3.25%), 2.63%, 01/30/2025 (x) (aa)	EUR	8,100	8,527
Reg. S, (EUR Swap Rate 5 Year + 4.11%), 7.25%, 01/11/2029 (x) (aa)	EUR	200	232
Boyd Gaming Corp., 4.75%, 06/15/2031 (e)		3,521	3,191
Champion Path Holdings Ltd., (British Virgin Islands),
Reg. S, 4.50%, 01/27/2026		6,752	6,451
Reg. S, 4.85%, 01/27/2028		2,900	2,633
Fortune Star BVI Ltd., (British Virgin Islands),
Reg. S, 3.95%, 10/02/2026	EUR	600	581
Reg. S, 5.00%, 05/18/2026		8,500	7,886
Reg. S, 5.05%, 01/27/2027		3,700	3,339
Reg. S, 5.95%, 10/19/2025		5,300	5,092
Reg. S, 6.85%, 07/02/2024		600	599
Genting New York LLC / GENNY Capital, Inc., 3.30%, 02/15/2026 (e)		270	258
Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/2032 (e)		3,178	2,751
3.75%, 05/01/2029 (e)		603	553
4.00%, 05/01/2031 (e)		1,401	1,256
4.88%, 01/15/2030		949	909
5.88%, 04/01/2029 (e)		1,200	1,202
6.13%, 04/01/2032 (e)		1,273	1,280
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/2032 (e)		1,050	1,055
Hyatt Hotels Corp., 5.25%, 06/30/2029		216	214
Las Vegas Sands Corp.,
2.90%, 06/25/2025		966	938
3.50%, 08/18/2026		620	592
3.90%, 08/08/2029		18	16
5.90%, 06/01/2027		140	141
Melco Resorts Finance Ltd., (Cayman Islands),
4.88%, 06/06/2025 (e)		1,100	1,077
Reg. S, 4.88%, 06/06/2025		3,280	3,212
Reg. S, 5.25%, 04/26/2026		2,000	1,933
5.38%, 12/04/2029 (e)		3,566	3,182
Reg. S, 5.38%, 12/04/2029		5,700	5,086
5.63%, 07/17/2027 (e)		200	191
Reg. S, 5.63%, 07/17/2027		1,800	1,718
5.75%, 07/21/2028 (e)		600	561
Reg. S, 5.75%, 07/21/2028		18,950	17,714
7.63%, 04/17/2032 (e)		1,752	1,742
MGM China Holdings Ltd., (Cayman Islands),
4.75%, 02/01/2027 (e)		350	334
Reg. S, 4.75%, 02/01/2027		2,800	2,667
5.25%, 06/18/2025 (e)		2,000	1,976
Reg. S, 5.25%, 06/18/2025		6,170	6,096
5.88%, 05/15/2026 (e)		200	198
Reg. S, 5.88%, 05/15/2026		2,400	2,371
7.13%, 06/26/2031 (e)		1,214	1,222

SEE NOTES TO FINANCIAL STATEMENTS.

244	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Lodging — continued
MGM Resorts International,
4.63%, 09/01/2026		450	439
4.75%, 10/15/2028		5,226	4,970
5.50%, 04/15/2027		2,600	2,566
5.75%, 06/15/2025		475	473
6.50%, 04/15/2032		3,630	3,614
ONE Hotels GmbH, (Germany), 7.75%, 04/02/2031 (e)	EUR	4,977	5,558
Station Casinos LLC,
4.50%, 02/15/2028 (e)		2,684	2,525
4.63%, 12/01/2031 (e)		1,170	1,043
6.63%, 03/15/2032 (e)		2,125	2,115
Studio City Finance Ltd., (British Virgin Islands),
Reg. S, 5.00%, 01/15/2029		4,200	3,699
Reg. S, 6.00%, 07/15/2025		4,103	4,081
Reg. S, 6.50%, 01/15/2028		1,100	1,045
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025 (e)		2,751	2,733
Wynn Macau Ltd., (Cayman Islands),
Reg. S, 4.88%, 10/01/2024		2,000	1,992
5.13%, 12/15/2029 (e)		1,880	1,703
Reg. S, 5.13%, 12/15/2029		650	589
5.50%, 01/15/2026 (e)		1,700	1,664
Reg. S, 5.50%, 01/15/2026		15,850	15,517
5.50%, 10/01/2027 (e)		1,830	1,744
Reg. S, 5.50%, 10/01/2027		3,400	3,239
5.63%, 08/26/2028 (e)		8,292	7,762
Reg. S, 5.63%, 08/26/2028		3,900	3,651

			173,698

Retail — 2.0%
1011778 BC ULC / New Red Finance, Inc., (Canada),
3.50%, 02/15/2029 (e)		2,900	2,633
3.88%, 01/15/2028 (e)		240	225
4.00%, 10/15/2030 (e)		4,274	3,758
4.38%, 01/15/2028 (e)		767	724
6.13%, 06/15/2029 (e)		1,210	1,216
Arko Corp., 5.13%, 11/15/2029 (e)		2,225	1,937
Asbury Automotive Group, Inc.,
4.75%, 03/01/2030		3	3
5.00%, 02/15/2032 (e)		793	718
BCPE Ulysses Intermediate, Inc., 7.75% (cash), 04/01/2027 (e) (v)		975	950
Beacon Roofing Supply, Inc.,
4.13%, 05/15/2029 (e)		768	700
6.50%, 08/01/2030 (e)		1,192	1,203
Bertrand Franchise Finance SAS, (France), 6.50%, 07/18/2030 (e)	EUR	6,223	6,710
Brinker International, Inc.,
5.00%, 10/01/2024 (e)		643	641
8.25%, 07/15/2030 (e)		2,625	2,757

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Retail — continued
Carvana Co.,
13.00% (PIK), 06/01/2030 (e) (v)		3,591	3,922
14.00% (PIK), 06/01/2031 (e) (v)		3,745	4,212
CD&R Firefly Bidco plc, (United Kingdom), Reg. S, 8.63%, 04/30/2029	GBP	170	218
CEC Entertainment LLC, 6.75%, 05/01/2026 (e)		742	736
Constellation Automotive Financing plc, (United Kingdom), Reg. S, 4.88%, 07/15/2027	GBP	100	106
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (e)		2,354	2,434
Dufry One BV, (Netherlands),
Reg. S, 3.38%, 04/15/2028	EUR	3,020	3,110
Reg. S, 4.75%, 04/18/2031	EUR	197	209
eG Global Finance plc, (United Kingdom), 12.00%, 11/30/2028 (e)		4,422	4,709
Eroski S Coop, (Spain), Reg. S, 10.63%, 04/30/2029	EUR	8,922	10,150
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,
4.63%, 01/15/2029 (e)		3,305	3,010
6.75%, 01/15/2030 (e)		9,494	8,336
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (e)		4,109	3,647
Gap, Inc. (The),
3.63%, 10/01/2029 (e)		1,475	1,277
3.88%, 10/01/2031 (e)		2,080	1,736
Goldstory SAS, (France),
Reg. S, 6.75%, 02/01/2030	EUR	6,000	6,506
Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 7.84%, 02/01/2030 (aa)	EUR	300	323
GYP Holdings III Corp., 4.63%, 05/01/2029 (e)		3,353	3,104
Home Depot, Inc. (The),
4.75%, 06/25/2029		283	282
5.10%, 12/24/2025		586	585
5.15%, 06/25/2026		473	473
Jollibee Worldwide Pte Ltd., (Singapore), Reg. S, 4.13%, 01/24/2026		4,200	4,072
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)		3	3
LBM Acquisition LLC, 6.25%, 01/15/2029 (e)		2,900	2,563
LCM Investments Holdings II LLC,
4.88%, 05/01/2029 (e)		5,625	5,259
8.25%, 08/01/2031 (e)		4,706	4,916
LS Finance 2017 Ltd., (British Virgin Islands), Reg. S, 4.80%, 06/18/2026		700	637
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/2026 (e)		579	572
Park River Holdings, Inc.,
5.63%, 02/01/2029 (e)		3,275	2,595
6.75%, 08/01/2029 (e)		1,625	1,336

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	245

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Retail — continued
Patrick Industries, Inc.,
4.75%, 05/01/2029 (e)		2,150	1,982
7.50%, 10/15/2027 (e)		60	61
PetSmart, Inc. / PetSmart Finance Corp.,
4.75%, 02/15/2028 (e)		250	232
7.75%, 02/15/2029 (e)		2,500	2,435
PEU Fin plc, (United Kingdom), Reg. S, 7.25%, 07/01/2028	EUR	11,786	13,084
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029 (e)		646	698
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032		3,845	3,799
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/2025 (e)		525	528
Staples, Inc., 10.75%, 09/01/2029 (e)		1,448	1,378
Suburban Propane Partners LP / Suburban Energy Finance Corp.,
5.00%, 06/01/2031 (e)		3,975	3,579
5.88%, 03/01/2027		1,550	1,534
Superior Plus LP / Superior General Partner, Inc., (Canada), 4.50%, 03/15/2029 (e)		3,756	3,448
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030		138	115
White Cap Buyer LLC, 6.88%, 10/15/2028 (e)		12,888	12,436
White Cap Parent LLC, 8.25% (cash), 03/15/2026 (e) (v)		1,350	1,350
Yum! Brands, Inc., 4.75%, 01/15/2030 (e)		752	716

			152,588

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc., 3.90%, 11/19/2029		724	668
Mattel, Inc., 3.38%, 04/01/2026 (e)		155	149

			817

Total Consumer Cyclical			1,041,255

Consumer Non-cyclical — 11.3%
Agriculture — 0.2%
BAT Capital Corp.,
2.26%, 03/25/2028		220	197
3.56%, 08/15/2027		717	681
BAT International Finance plc, (United Kingdom), 5.93%, 02/02/2029		142	145
Darling Ingredients, Inc., 6.00%, 06/15/2030 (e)		2,720	2,674
Imperial Brands Finance plc, (United Kingdom),
3.13%, 07/26/2024 (e)		940	938
6.13%, 07/27/2027 (e)		1,055	1,074
Japfa Comfeed Indonesia Tbk. PT, (Indonesia), Reg. S, 5.38%, 03/23/2026		2,900	2,757
Philip Morris International, Inc., 4.88%, 02/13/2029		1,512	1,496
Reynolds American, Inc., 4.45%, 06/12/2025		175	173

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Agriculture — continued
Tereos Finance Groupe I SA, (France), Reg. S, 7.25%, 04/15/2028	EUR	275	310
Vector Group Ltd., 5.75%, 02/01/2029 (e)		4,025	3,772
Viterra Finance BV, (Netherlands),
2.00%, 04/21/2026 (e)		1,000	935
4.90%, 04/21/2027 (e)		400	394

			15,546

Beverages — 0.0% (g)
Bacardi Ltd. / Bacardi-Martini BV, (Multinational), 5.25%, 01/15/2029 (e)		179	176
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029		210	211
Primo Water Holdings, Inc., Reg. S, 3.88%, 10/31/2028	EUR	3,500	3,536

			3,923

Biotechnology — 0.2%
Amgen, Inc.,
5.15%, 03/02/2028		27	27
5.25%, 03/02/2025		123	123
5.51%, 03/02/2026		633	633
Cidron Aida Finco Sarl, (Luxembourg),
Reg. S, 5.00%, 04/01/2028	EUR	10,398	10,293
Reg. S, 6.25%, 04/01/2028	GBP	400	468
Illumina, Inc.,
5.75%, 12/13/2027		151	152
5.80%, 12/12/2025		38	38

			11,734

Commercial Services — 4.5%
AA Bond Co. Ltd., (Jersey), Reg. S, 7.38%, 07/31/2029	GBP	5,800	7,590
Adani Ports & Special Economic Zone Ltd., (India),
Reg. S, 4.20%, 08/04/2027		1,000	929
Reg. S, 4.38%, 07/03/2029		1,000	895
ADT Security Corp. (The),
4.13%, 08/01/2029 (e)		1,209	1,115
4.88%, 07/15/2032 (e)		1,923	1,766
Adtalem Global Education, Inc., 5.50%, 03/01/2028 (e)		1,025	984
Albion Financing 1 Sarl / Aggreko Holdings, Inc., (Luxembourg),
Reg. S, 5.25%, 10/15/2026	EUR	10,580	11,358
6.13%, 10/15/2026 (e)		200	197
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (e)		13,833	13,870
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.00%, 06/01/2029 (e)		9,949	8,709
6.63%, 07/15/2026 (e)		258	257
9.75%, 07/15/2027 (e)		8,124	8,072

SEE NOTES TO FINANCIAL STATEMENTS.

246	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Commercial Services — continued
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, (Multinational),
Reg. S, 3.63%, 06/01/2028	EUR	160	156
4.63%, 06/01/2028 (e)		13,622	12,416
Reg. S, 4.88%, 06/01/2028	GBP	400	454
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (e)		1,200	1,113
AMN Healthcare, Inc.,
4.00%, 04/15/2029 (e)		2,350	2,111
4.63%, 10/01/2027 (e)		2,277	2,169
APi Group DE, Inc.,
4.13%, 07/15/2029 (e)		1,730	1,573
4.75%, 10/15/2029 (e)		450	420
APX Group, Inc.,
5.75%, 07/15/2029 (e)		1,909	1,832
6.75%, 02/15/2027 (e)		49	49
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 04/01/2028 (e)		2,825	2,592
Avis Budget Finance Plc, (Jersey),
Reg. S, 7.00%, 02/28/2029	EUR	5,480	5,773
Reg. S, 7.25%, 07/31/2030	EUR	8,513	8,969
BCP V Modular Services Finance II plc, (United Kingdom),
Reg. S, 4.75%, 11/30/2028	EUR	3,953	3,938
Reg. S, 6.13%, 11/30/2028	GBP	1,100	1,268
BCP V Modular Services Finance plc, (United Kingdom), Reg. S, 6.75%, 11/30/2029	EUR	5,184	4,677
Block, Inc.,
2.75%, 06/01/2026		2,893	2,733
3.50%, 06/01/2031		1,060	915
6.50%, 05/15/2032 (e)		13,119	13,274
Boels Topholding BV, (Netherlands),
5.75%, 05/15/2030 (e)	EUR	13,340	14,472
Reg. S, 6.25%, 02/15/2029	EUR	200	223
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (e)		7,732	8,063
Boost Newco Borrower LLC / GTCR W Dutch Finance Sub BV, (Netherlands), Reg. S, 8.50%, 01/15/2031	GBP	9,870	13,369
Brink’s Co. (The),
4.63%, 10/15/2027 (e)		1,738	1,665
5.50%, 07/15/2025 (e)		625	624
6.50%, 06/15/2029 (e)		1,352	1,367
6.75%, 06/15/2032 (e)		1,543	1,555
Carriage Services, Inc., 4.25%, 05/15/2029 (e)		1,554	1,388
Champions Financing, Inc., 8.75%, 02/15/2029 (e)		1,995	2,046
DP World Ltd., (United Arab Emirates), Reg. S, 4.70%, 09/30/2049		1,300	1,079
eHi Car Services Ltd., (Cayman Islands), Reg. S, 12.00%, 09/26/2027 (c)		5,700	5,216

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
Garda World Security Corp., (Canada),
4.63%, 02/15/2027 (e)		904	864
6.00%, 06/01/2029 (e)		587	535
7.75%, 02/15/2028 (e)		5,595	5,699
9.50%, 11/01/2027 (e)		1,234	1,240
Global Payments, Inc.,
2.65%, 02/15/2025		47	46
4.45%, 06/01/2028		155	150
GXO Logistics, Inc., 6.25%, 05/06/2029		456	464
Herc Holdings, Inc.,
5.50%, 07/15/2027 (e)		3,705	3,648
6.63%, 06/15/2029 (e)		2,803	2,843
Hertz Corp. (The),
4.63%, 12/01/2026 (e)		400	290
5.00%, 12/01/2029 (e)		1,235	758
La Financiere Atalian SASU, (France), Reg. S, 8.50%, 06/30/2028		EUR 148	93
Loxam SAS, (France),
Reg. S, 4.50%, 02/15/2027	EUR	5,029	5,354
Reg. S, 6.38%, 05/15/2028	EUR	400	440
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (e)		6,735	6,277
Mersin Uluslararasi Liman Isletmeciligi A/S, (Turkey), 8.25%, 11/15/2028 (e)		1,900	1,942
Mundys SpA, (Italy), Reg. S, 1.88%, 02/12/2028	EUR	9,380	9,211
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (e)		2,925	2,711
Nexi SpA, (Italy), Reg. S, 1.63%, 04/30/2026	EUR	3,880	3,963
Pachelbel Bidco SpA, (Italy),
Reg. S, 7.13%, 05/17/2031	EUR	120	133
7.13%, 05/17/2031 (e)	EUR	13,849	15,314
Reg. S, (ICE LIBOR EUR 3 Month + 4.25%), 8.07%, 05/17/2031 (aa)	EUR	100	108
Pelabuhan Indonesia Persero PT, (Indonesia), Reg. S, 5.38%, 05/05/2045		1,600	1,532
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/2028 (e)		2,547	2,510
Q-Park Holding I BV, (Netherlands),
Reg. S, 5.13%, 03/01/2029	EUR	110	118
Reg. S, 5.13%, 02/15/2030 (w)	EUR	208	222
Rekeep SpA, (Italy), Reg. S, 7.25%, 02/01/2026	EUR	100	99
Royal Capital BV, (Netherlands), Reg. S, (CMT Index 5 Year + 7.40%), 5.00%, 02/05/2026 (x) (aa)		6,150	6,058
Rutas 2 & 7 Finance Ltd., (Cayman Islands), Reg. S, Zero Coupon, 09/30/2036		1,750	1,199
Service Corp. International,
3.38%, 08/15/2030		770	671
4.00%, 05/15/2031		3,102	2,763
5.13%, 06/01/2029		970	942
7.50%, 04/01/2027		650	673
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026 (e)		3,268	3,166
Sotheby’s, 7.38%, 10/15/2027 (e)		5,938	4,959

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	247

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Commercial Services — continued
Sotheby’s / Bidfair Holdings, Inc., 5.88%, 06/01/2029 (e)		1,801	1,340
Techem Verwaltungsgesellschaft 674 mbH, (Germany), Reg. S, 6.00%, 07/30/2026	EUR	7,535	8,061
Techem Verwaltungsgesellschaft 675 mbH, (Germany), Reg. S, 5.38%, 07/15/2029	EUR	5,476	5,913
Triton Container International Ltd., (Bermuda), 2.05%, 04/15/2026 (e)		1,119	1,043
United Rentals North America, Inc.,
3.75%, 01/15/2032		6,347	5,524
3.88%, 02/15/2031		895	799
4.88%, 01/15/2028		2,025	1,962
5.25%, 01/15/2030		425	412
6.13%, 03/15/2034 (e)		1,106	1,102
Valvoline, Inc., 3.63%, 06/15/2031 (e)		2,251	1,939
Verisure Holding AB, (Sweden),
Reg. S, 3.25%, 02/15/2027	EUR	6,300	6,477
Reg. S, 3.88%, 07/15/2026	EUR	14,753	15,602
5.50%, 05/15/2030 (e)	EUR	14,547	15,826
Reg. S, 9.25%, 10/15/2027	EUR	316	358
Verisure Midholding AB, (Sweden), Reg. S, 5.25%, 02/15/2029	EUR	950	993
VT Topco, Inc., 8.50%, 08/15/2030 (e)		525	552
Wand NewCo. 3 Inc, 7.63%, 01/30/2032 (e)		5,321	5,496
Williams Scotsman, Inc.,
4.63%, 08/15/2028 (e)		1,309	1,238
6.63%, 06/15/2029 (e)		1,876	1,893
7.38%, 10/01/2031 (e)		1,939	1,996

			338,762

Cosmetics/Personal Care — 0.1%
Coty, Inc., Reg. S, 4.75%, 04/15/2026	EUR	3,553	3,796
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC,
4.75%, 01/15/2029 (e)		62	59
6.63%, 07/15/2030 (e)		1,498	1,520

			5,375

Food — 1.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.25%, 03/15/2026 (e)		195	187
3.50%, 03/15/2029 (e)		6,038	5,431
4.63%, 01/15/2027 (e)		432	417
4.88%, 02/15/2030 (e)		1,193	1,128
6.50%, 02/15/2028 (e)		2,144	2,157
B&G Foods, Inc.,
5.25%, 04/01/2025		623	618
5.25%, 09/15/2027		4,946	4,582
8.00%, 09/15/2028 (e)		4,561	4,624

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Food — continued
Bellis Acquisition Co. plc , (United Kingdom),
Reg. S, 8.13%, 05/14/2030	GBP	506	639
8.13%, 05/14/2030 (e)	GBP	15,503	19,573
Boparan Finance plc, (United Kingdom), Reg. S, 7.63%, 11/30/2025	GBP	103	127
China Modern Dairy Holdings Ltd., (Cayman Islands), Reg. S, 2.13%, 07/14/2026		6,300	5,828
Chobani LLC / Chobani Finance Corp., Inc.,
4.63%, 11/15/2028 (e)		4,352	4,112
7.63%, 07/01/2029 (e)		11,201	11,535
Darling Global Finance BV, (Netherlands), Reg. S, 3.63%, 05/15/2026	EUR	300	318
Fiesta Purchaser, Inc., 7.88%, 03/01/2031 (e)		858	886
Iceland Bondco plc, (United Kingdom),
Reg. S, 4.38%, 05/15/2028	GBP	6,373	6,736
Reg. S, (ICE LIBOR EUR 3 Month + 5.50%), 9.33%, 12/15/2027 (aa)	EUR	5,750	6,212
JGSH Philippines Ltd., (British Virgin Islands), Reg. S, 4.13%, 07/09/2030		6,350	5,892
Lamb Weston Holdings, Inc.,
4.13%, 01/31/2030 (e)		3,489	3,172
4.38%, 01/31/2032 (e)		4,171	3,719
4.88%, 05/15/2028 (e)		72	70
Lion / Polaris Lux 4 SA, (Luxembourg), Reg. S, (ICE LIBOR EUR 3 Month + 3.63%), 7.33%, 07/01/2029 (w) (aa)	EUR	144	154
Market Bidco Finco plc, (United Kingdom), Reg. S, 5.50%, 11/04/2027	GBP	13,657	15,969
NBM US Holdings, Inc., 7.00%, 05/14/2026 (e)		200	200
Performance Food Group, Inc.,
4.25%, 08/01/2029 (e)		111	101
5.50%, 10/15/2027 (e)		1,895	1,853
Picard Groupe SAS, (France),
Reg. S, 3.88%, 07/01/2026	EUR	100	107
Reg. S, 6.38%, 07/01/2029 (w)	EUR	121	129
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032		2,600	2,211
4.25%, 04/15/2031		8,148	7,416
Post Holdings, Inc.,
4.50%, 09/15/2031 (e)		1,905	1,708
4.63%, 04/15/2030 (e)		2,305	2,118
5.50%, 12/15/2029 (e)		2,400	2,316
6.25%, 02/15/2032 (e)		2,159	2,162
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.63%, 03/01/2029 (e)		1,139	1,002
United Natural Foods, Inc., 6.75%, 10/15/2028 (e)		592	534
US Foods, Inc.,
4.75%, 02/15/2029 (e)		1,879	1,782
7.25%, 01/15/2032 (e)		1,051	1,091

			128,816

SEE NOTES TO FINANCIAL STATEMENTS.

248	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUN0T($)		VALUE($)
Corporate Bonds — continued
Healthcare — Products — 0.6%
Avantor Funding, Inc.,
Reg. S, 2.63%, 11/01/2025	EUR	1,081	1,132
Reg. S, 3.88%, 07/15/2028	EUR	100	104
3.88%, 11/01/2029 (e)		983	894
4.63%, 07/15/2028 (e)		1,663	1,583
Bausch + Lomb Corp., (Canada), 8.38%, 10/01/2028 (e)		10,704	10,958
Baxter International, Inc., 1.32%, 11/29/2024		173	170
Embecta Corp.,
5.00%, 02/15/2030 (e)		300	247
6.75%, 02/15/2030 (e)		75	65
Medline Borrower LP,
3.88%, 04/01/2029 (e)		15,152	13,952
5.25%, 10/01/2029 (e)		8,899	8,493
Medline Borrower LP / Medline Co-Issuer, Inc., 6.25%, 04/01/2029 (e)		4,676	4,732
Neogen Food Safety Corp., 8.63%, 07/20/2030 (e)		942	1,018
Solventum Corp.,
5.40%, 03/01/2029 (e)		1,800	1,795
5.45%, 02/25/2027 (e)		425	425
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (e)		1,272	1,274
Teleflex, Inc., 4.25%, 06/01/2028 (e)		1,284	1,210

			48,052

Healthcare — Services — 2.0%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029 (e)		126	120
AHP Health Partners, Inc., 5.75%, 07/15/2029 (e)		3,379	3,210
CAB SELAS, (France), Reg. S, 3.38%, 02/01/2028	EUR	12,120	11,586
Catalent Pharma Solutions, Inc.,
Reg. S, 2.38%, 03/01/2028	EUR	100	102
3.13%, 02/15/2029 (e)		2,897	2,773
3.50%, 04/01/2030 (e)		2,285	2,187
5.00%, 07/15/2027 (e)		1,103	1,082
Centene Corp.,
2.45%, 07/15/2028		784	696
4.25%, 12/15/2027		1,102	1,053
Cerba Healthcare SACA, (France), Reg. S, 3.50%, 05/31/2028	EUR	7,308	6,462
Charles River Laboratories International, Inc.,
4.00%, 03/15/2031 (e)		15	14
4.25%, 05/01/2028 (e)		1,363	1,287
CHS / Community Health Systems, Inc.,
4.75%, 02/15/2031 (e)		7,391	5,811
5.25%, 05/15/2030 (e)		3,556	2,929
5.63%, 03/15/2027 (e)		6,010	5,597
6.00%, 01/15/2029 (e)		1,670	1,475
10.88%, 01/15/2032 (e)		3,980	4,140

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare — Services — continued
Clariane SE, (France), Reg. S, (UK Gilts 5 Year + 9.08%), 13.17%, 06/15/2025 (x) (aa)	GBP	200	239
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032 (e) (w)		1,631	1,653
DaVita, Inc.,
3.75%, 02/15/2031 (e)		10,257	8,758
4.63%, 06/01/2030 (e)		5,425	4,902
Encompass Health Corp.,
4.50%, 02/01/2028		55	52
4.63%, 04/01/2031		1,968	1,806
4.75%, 02/01/2030		984	921
Ephios Subco 3 Sarl, (Luxembourg), Reg. S, 7.88%, 01/31/2031	EUR	234	266
Eurofins Scientific SE, (Luxembourg), Reg. S, (ICE LIBOR EUR 3 Month + 4.24%), 6.75%, 04/14/2028 (x) (aa)	EUR	2,870	3,091
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (e)		876	871
HCA, Inc.,
5.25%, 04/15/2025		500	498
7.05%, 12/01/2027		950	997
7.50%, 11/06/2033		1,650	1,832
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 06/15/2029 (e)		175	174
HealthEquity, Inc., 4.50%, 10/01/2029 (e)		5,585	5,221
Humana, Inc., 5.70%, 03/13/2026		102	102
IQVIA, Inc.,
Reg. S, 1.75%, 03/15/2026	EUR	200	205
Reg. S, 2.25%, 03/15/2029	EUR	100	97
6.50%, 05/15/2030 (e)		778	790
Legacy LifePoint Health LLC, 4.38%, 02/15/2027 (e)		3,775	3,608
LifePoint Health, Inc.,
5.38%, 01/15/2029 (e)		2,650	2,329
9.88%, 08/15/2030 (e)		1,164	1,241
10.00%, 06/01/2032 (e)		1,754	1,794
11.00%, 10/15/2030 (e)		5,658	6,234
Molina Healthcare, Inc.,
3.88%, 11/15/2030 (e)		334	297
3.88%, 05/15/2032 (e)		966	837
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028 (e)		4,025	3,040
Prime Healthcare Services, Inc., 7.25%, 11/01/2025 (e)		2,340	2,336
Star Parent, Inc., 9.00%, 10/01/2030 (e)		8,581	9,021
Surgery Center Holdings, Inc., 7.25%, 04/15/2032 (e)		4,843	4,893
Tenet Healthcare Corp.,
4.25%, 06/01/2029		8,362	7,797
4.38%, 01/15/2030		11,977	11,103
6.13%, 06/15/2030		670	665
6.75%, 05/15/2031		6,694	6,795
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (e)		1,595	1,571

			146,560

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	249

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Household Products/Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/2029 (e)		3,854	3,447
Central Garden & Pet Co.,
4.13%, 10/15/2030		79	71
4.13%, 04/30/2031 (e)		1,178	1,038
5.13%, 02/01/2028		360	350
Kronos Acquisition Holdings, Inc.,
8.25%, 06/30/2031 (e) (w)		2,298	2,300
10.75%, 06/30/2032 (e) (w)		965	927
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.,
5.00%, 12/31/2026 (e)		450	461
7.00%, 12/31/2027 (e)		2,150	2,223

			10,817

Pharmaceuticals — 1.9%
1375209 BC Ltd., (Canada), 9.00%, 01/30/2028 (e)		1,954	1,879
AdaptHealth LLC,
4.63%, 08/01/2029 (e)		4,225	3,661
5.13%, 03/01/2030 (e)		1,825	1,596
6.13%, 08/01/2028 (e)		1,690	1,614
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (e)		125	86
Bausch Health Cos., Inc., (Canada),
4.88%, 06/01/2028 (e)		175	131
5.00%, 01/30/2028 (e)		2,125	1,102
5.00%, 02/15/2029 (e)		4,225	2,028
5.25%, 01/30/2030 (e)		5,635	2,620
5.25%, 02/15/2031 (e)		2,370	1,102
6.25%, 02/15/2029 (e)		6,918	3,537
7.00%, 01/15/2028 (e)		450	243
11.00%, 09/30/2028 (e)		621	553
Bayer AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 3.11%), 3.13%, 11/12/2079 (aa)	EUR	4,000	3,888
Reg. S, (EUR Swap Rate 5 Year + 3.75%), 4.50%, 03/25/2082 (aa)	EUR	500	515
Reg. S, (EUR Swap Rate 5 Year + 3.90%), 7.00%, 09/25/2083 (aa)	EUR	12,200	13,477
Bayer US Finance II LLC,
4.25%, 12/15/2025 (e)		2,300	2,250
4.38%, 12/15/2028 (e)		311	296
Bayer US Finance LLC,
6.25%, 01/21/2029 (e)		400	409
6.50%, 11/21/2033 (e)		2,000	2,050
Reg. S, 6.88%, 11/21/2053		2,000	2,063
Cheplapharm Arzneimittel GmbH, (Germany),
5.50%, 01/15/2028 (e)		1,631	1,509
Reg. S, 7.50%, 05/15/2030	EUR	3,836	4,296

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pharmaceuticals — continued
Cigna Group (The), 5.69%, 03/15/2026		859	859
Endo Finance Holdings, Inc., 8.50%, 04/15/2031 (e)		2,841	2,932
Grifols SA, (Spain),
Reg. S, 2.25%, 11/15/2027	EUR	1,043	1,000
Reg. S, 3.88%, 10/15/2028	EUR	11,651	10,231
Gruenenthal GmbH, (Germany),
Reg. S, 3.63%, 11/15/2026	EUR	4,650	4,874
Reg. S, 6.75%, 05/15/2030	EUR	300	337
Health & Happiness H&H International Holdings Ltd., (Cayman Islands), Reg. S, 13.50%, 06/26/2026		6,900	7,304
Jazz Securities DAC, (Ireland), 4.38%, 01/15/2029 (e)		1,678	1,558
Nidda Healthcare Holding GmbH, (Germany), Reg. S, 7.50%, 08/21/2026	EUR	28,593	31,438
Option Care Health, Inc., 4.38%, 10/31/2029 (e)		957	879
Organon & Co. / Organon Foreign Debt Co-Issuer BV,
Reg. S, 2.88%, 04/30/2028	EUR	300	302
4.13%, 04/30/2028 (e)		3,098	2,877
5.13%, 04/30/2031 (e)		8,408	7,535
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/2025 (e)		958	872
Rossini Sarl, (Luxembourg), Reg. S, 6.75%, 10/30/2025	EUR	5,000	5,362
Teva Pharmaceutical Finance Netherlands II BV, (Netherlands),
4.38%, 05/09/2030	EUR	483	501
7.38%, 09/15/2029	EUR	200	237
Teva Pharmaceutical Finance Netherlands III BV, (Netherlands),
3.15%, 10/01/2026		4,584	4,302
7.88%, 09/15/2029		3,788	4,070
8.13%, 09/15/2031		1,248	1,387

			139,762

Total Consumer Non-cyclical			849,347

Diversified — 0.2%
Holding Companies — Diversified — 0.2%
Benteler International AG, (Austria), Reg. S, 9.38%, 05/15/2028	EUR	5,588	6,412
ProGroup AG, (Germany),
Reg. S, 5.13%, 04/15/2029	EUR	100	107
Reg. S, 5.38%, 04/15/2031	EUR	129	137
San Miguel Corp., (Philippines), Reg. S, (CMT Index 5 Year + 10.24%), 5.50%, 07/29/2025 (x) (aa)		4,350	4,252
Stena International SA, (Luxembourg), 7.25%, 01/15/2031 (e)		300	307

Total Diversified			11,215

SEE NOTES TO FINANCIAL STATEMENTS.

250	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Energy — 8.1%
Coal — 0.1%
Adaro Indonesia PT, (Indonesia), Reg. S, 4.25%, 10/31/2024		6,150	6,092
Conuma Resources Ltd., (Canada), 13.13%, 05/01/2028 (e)		822	834
Coronado Finance Pty Ltd., (Australia), 10.75%, 05/15/2026 (e)		1,779	1,846
Indika Energy Tbk. PT, (Indonesia), 8.75%, 05/07/2029 (e)		2,200	2,199

			10,971

Energy — Alternate Sources — 0.6%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energ, (India),
6.70%, 03/12/2042 (e)		4,000	3,703
Reg. S, 6.70%, 03/12/2042 (c)		1,100	1,018
Adani Renewable Energy RJ Ltd. / Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharash, (India), Reg. S, 4.63%, 10/15/2039		1,208	968
Cullinan Holdco Scsp, (Luxembourg), Reg. S, 4.63%, 10/15/2026	EUR	9,234	8,257
Greenko Dutch BV, (Netherlands),
3.85%, 03/29/2026 (e)		1,460	1,377
Reg. S, 3.85%, 03/29/2026		11,648	10,985
Greenko Solar Mauritius Ltd., (Mauritius), Reg. S, 5.55%, 01/29/2025		5,850	5,795
Greenko Wind Projects Mauritius Ltd., (Mauritius),
5.50%, 04/06/2025 (e)		7,900	7,742
Reg. S, 5.50%, 04/06/2025		1,300	1,274
India Cleantech Energy, (Mauritius), Reg. S, 4.70%, 08/10/2026		4,263	4,052
India Green Power Holdings, (Mauritius), Reg. S, 4.00%, 02/22/2027		2,427	2,256

			47,427

Oil & Gas — 4.6%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 02/15/2026 (e)		5,544	5,605
Aker BP ASA, (Norway), 2.00%, 07/15/2026 (e)		480	447
Antero Resources Corp.,
5.38%, 03/01/2030 (e)		240	232
7.63%, 02/01/2029 (e)		375	386
Apache Corp., 4.38%, 10/15/2028		752	712
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
5.88%, 06/30/2029 (e)		3,682	3,598
7.00%, 11/01/2026 (e)		1,025	1,026
8.25%, 12/31/2028 (e)		6,763	6,929
9.00%, 11/01/2027 (e)		2,604	3,224

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oil & Gas — continued
Athabasca Oil Corp., (Canada), 9.75%, 11/01/2026 (e)	2,294	2,405
Baytex Energy Corp., (Canada), 8.50%, 04/30/2030 (e)	1,589	1,662
Berry Petroleum Co. LLC, 7.00%, 02/15/2026 (e)	392	387
Borr IHC Ltd. / Borr Finance LLC, (Multinational),
10.00%, 11/15/2028 (e)	1,211	1,265
10.38%, 11/15/2030 (e)	856	894
California Resources Corp., 7.13%, 02/01/2026 (e)	236	237
Canadian Natural Resources Ltd., (Canada), 3.85%, 06/01/2027	100	96
Chesapeake Energy Corp.,
5.50%, 02/01/2026 (e)	603	597
5.88%, 02/01/2029 (e)	835	827
6.75%, 04/15/2029 (e)	960	962
Chord Energy Corp., 6.38%, 06/01/2026 (e)	356	356
CITGO Petroleum Corp.,
6.38%, 06/15/2026 (d) (e)	425	423
7.00%, 06/15/2025 (d) (e)	3,760	3,759
8.38%, 01/15/2029 (e)	4,286	4,418
Civitas Resources, Inc.,
5.00%, 10/15/2026 (e)	250	243
8.38%, 07/01/2028 (e)	3,173	3,325
8.63%, 11/01/2030 (e)	2,527	2,712
8.75%, 07/01/2031 (e)	5,753	6,161
CNX Resources Corp.,
7.25%, 03/01/2032 (e)	835	851
7.38%, 01/15/2031 (e)	746	763
Comstock Resources, Inc.,
5.88%, 01/15/2030 (e)	5,258	4,900
6.75%, 03/01/2029 (e)	8,545	8,275
Continental Resources, Inc.,
2.27%, 11/15/2026 (e)	1,052	977
4.38%, 01/15/2028	775	745
Coterra Energy, Inc., 4.38%, 03/15/2029	76	73
Crescent Energy Finance LLC,
7.38%, 01/15/2033 (e)	3,504	3,514
7.63%, 04/01/2032 (e)	3,638	3,708
9.25%, 02/15/2028 (e)	3,215	3,402
CrownRock LP / CrownRock Finance, Inc.,
5.00%, 05/01/2029 (e)	225	223
5.63%, 10/15/2025 (e)	678	676
Devon Energy Corp., 5.25%, 10/15/2027	415	414
Diamond Foreign Asset Co. / Diamond Finance LLC, (Cayman Islands), 8.50%, 10/01/2030 (e)	1,695	1,779
Diamondback Energy, Inc.,
5.15%, 01/30/2030	140	139
5.20%, 04/18/2027	134	134

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	251

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil & Gas — continued
Ecopetrol SA, (Colombia),
4.63%, 11/02/2031	2,500	2,046
5.38%, 06/26/2026	224	219
5.88%, 05/28/2045	2,700	1,935
8.38%, 01/19/2036	1,400	1,374
8.63%, 01/19/2029	106	112
Empresa Nacional del Petroleo, (Chile), Reg. S, 6.15%, 05/10/2033	2,900	2,901
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/2031 (e)	1,555	1,621
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 01/30/2028 (e)	2,342	2,364
EnQuest plc, (United Kingdom), 11.63%, 11/01/2027 (e)	200	203
EQT Corp.,
3.13%, 05/15/2026 (e)	1,258	1,202
3.90%, 10/01/2027	825	789
Gulfport Energy Corp., 8.00%, 05/17/2026 (e)	363	367
Hess Corp., 7.88%, 10/01/2029	750	839
HF Sinclair Corp.,
5.00%, 02/01/2028 (e)	942	913
6.38%, 04/15/2027 (e)	300	301
Hilcorp Energy I LP / Hilcorp Finance Co.,
5.75%, 02/01/2029 (e)	2,067	2,000
6.00%, 04/15/2030 (e)	740	715
6.00%, 02/01/2031 (e)	5,143	4,909
6.25%, 11/01/2028 (e)	2,016	1,991
6.25%, 04/15/2032 (e)	650	625
6.88%, 05/15/2034 (e)	2,176	2,153
8.38%, 11/01/2033 (e)	8,678	9,246
KazMunayGas National Co. JSC, (Kazakhstan),
Reg. S, 4.75%, 04/19/2027	2,900	2,805
Reg. S, 6.38%, 10/24/2048	3,300	3,097
Leviathan Bond Ltd., (Israel), Reg. S, 6.13%, 06/30/2025 (e)	5,300	5,130
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026 (e)	693	686
Matador Resources Co.,
6.50%, 04/15/2032 (e)	3,393	3,395
6.88%, 04/15/2028 (e)	1,649	1,673
Medco Laurel Tree Pte Ltd., (Singapore), Reg. S, 6.95%, 11/12/2028	1,100	1,076
Medco Maple Tree Pte Ltd., (Singapore), 8.96%, 04/27/2029 (e)	4,000	4,182
Medco Oak Tree Pte Ltd., (Singapore), Reg. S, 7.38%, 05/14/2026	3,922	3,949
MEG Energy Corp., (Canada),
5.88%, 02/01/2029 (e)	1,625	1,580
7.13%, 02/01/2027 (e)	341	346

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oil & Gas — continued
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026 (e)	390	391
Nabors Industries Ltd., (Bermuda), 7.50%, 01/15/2028 (e)	4,267	4,072
Nabors Industries, Inc.,
7.38%, 05/15/2027 (e)	5,049	5,133
9.13%, 01/31/2030 (e)	4,349	4,506
Noble Finance II LLC, 8.00%, 04/15/2030 (e)	2,040	2,123
Northern Oil & Gas, Inc.,
8.13%, 03/01/2028 (e)	6,188	6,261
8.75%, 06/15/2031 (e)	2,948	3,093
Occidental Petroleum Corp.,
5.88%, 09/01/2025	715	716
6.38%, 09/01/2028	510	526
7.88%, 09/15/2031	500	561
8.50%, 07/15/2027	1,000	1,071
Ovintiv, Inc.,
5.38%, 01/01/2026	555	552
5.65%, 05/15/2028	250	253
Parkland Corp., (Canada),
4.50%, 10/01/2029 (e)	2,800	2,562
4.63%, 05/01/2030 (e)	2,562	2,337
5.88%, 07/15/2027 (e)	600	592
Patterson-UTI Energy, Inc.,
3.95%, 02/01/2028	431	406
7.15%, 10/01/2033	465	494
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (e)	1,065	1,090
Permian Resources Operating LLC,
5.88%, 07/01/2029 (e)	2,402	2,365
7.00%, 01/15/2032 (e)	2,971	3,052
7.75%, 02/15/2026 (e)	186	188
8.00%, 04/15/2027 (e)	450	460
9.88%, 07/15/2031 (e)	1,205	1,334
Pertamina Persero PT, (Indonesia),
Reg. S, 4.18%, 01/21/2050	1,600	1,234
Reg. S, 6.50%, 11/07/2048	2,700	2,877
Petrobras Global Finance BV, (Netherlands), 5.30%, 01/27/2025	531	528
Petroleos del Peru SA, (Peru),
Reg. S, 4.75%, 06/19/2032	1,300	969
Reg. S, 5.63%, 06/19/2047	1,400	889
Petroleos Mexicanos, (Mexico),
6.35%, 02/12/2048	12,900	8,231
6.38%, 01/23/2045	1,700	1,101
6.49%, 01/23/2027	2,700	2,588
6.63%, 06/15/2035	7,000	5,320
6.70%, 02/16/2032	900	753
6.88%, 10/16/2025	260	259
Petron Corp., (Philippines), Reg. S, (CMT Index 5 Year + 7.57%), 5.95%, 04/19/2026 (x) (aa)	3,500	3,383

SEE NOTES TO FINANCIAL STATEMENTS.

252	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Oil & Gas — continued
Petronas Capital Ltd., (Malaysia),
4.55%, 04/21/2050 (e)		3,400	2,956
Reg. S, 4.55%, 04/21/2050		200	174
Petrorio Luxembourg Holding Sarl, (Luxembourg), Reg. S, 6.13%, 06/09/2026		3,800	3,713
Precision Drilling Corp., (Canada), 6.88%, 01/15/2029 (e)		2,610	2,582
QatarEnergy, (Qatar),
Reg. S, 1.38%, 09/12/2026		10,000	9,207
Reg. S, 3.13%, 07/12/2041		6,000	4,472
Reg. S, 3.30%, 07/12/2051		3,500	2,450
Range Resources Corp.,
4.75%, 02/15/2030 (e)		150	141
4.88%, 05/15/2025		801	796
8.25%, 01/15/2029		510	528
Repsol International Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 4.41%), 4.25%, 09/11/2028 (x) (aa)	EUR	185	195
Rio Oil Finance Trust Series 2014-3, Reg. S, 9.75%, 01/06/2027		830	857
Rio Oil Finance Trust Series 2018-1, 8.20%, 04/06/2028 (e)		728	739
Rockcliff Energy II LLC, 5.50%, 10/15/2029 (e)		2,221	2,079
Santos Finance Ltd., (Australia), 6.88%, 09/19/2033 (e)		200	212
Saturn Oil & Gas, Inc., (Canada), 9.63%, 06/15/2029 (e)		1,399	1,413
Seadrill Finance Ltd., (Bermuda), 8.38%, 08/01/2030 (e)		910	951
Sitio Royalties Operating Partnership LP / Sitio Finance Corp., 7.88%, 11/01/2028 (e)		2,058	2,128
SM Energy Co.,
5.63%, 06/01/2025		700	697
6.50%, 07/15/2028		190	188
Southwestern Energy Co.,
4.75%, 02/01/2032		2,392	2,199
5.38%, 02/01/2029		2,672	2,598
5.38%, 03/15/2030		4,839	4,673
5.70%, 01/23/2025		468	466
8.38%, 09/15/2028		250	259
State Oil Co. of the Azerbaijan Republic, (Azerbaijan), Reg. S, 6.95%, 03/18/2030		4,200	4,288
Strathcona Resources Ltd., (Canada), 6.88%, 08/01/2026 (e)		600	594
Suncor Energy, Inc., (Canada), 7.88%, 06/15/2026		145	151
Sunoco LP, 7.00%, 05/01/2029 (e)		1,160	1,190

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oil & Gas — continued
Sunoco LP / Sunoco Finance Corp.,
4.50%, 05/15/2029		2,875	2,688
4.50%, 04/30/2030		1,350	1,249
5.88%, 03/15/2028		495	493
Talos Production, Inc.,
9.00%, 02/01/2029 (e)		1,082	1,136
9.38%, 02/01/2031 (e)		921	972
Tengizchevroil Finance Co. International Ltd., (Bermuda),
2.63%, 08/15/2025 (e)		800	767
Reg. S, 3.25%, 08/15/2030		1,600	1,319
Reg. S, 4.00%, 08/15/2026		407	389
Transocean Aquila Ltd., (Cayman Islands), 8.00%, 09/30/2028 (e)		581	590
Transocean Titan Financing Ltd., (Cayman Islands), 8.38%, 02/01/2028 (e)		1,225	1,264
Transocean, Inc., (Cayman Islands),
8.00%, 02/01/2027 (e)		2,867	2,862
8.25%, 05/15/2029 (e)		6,310	6,336
8.50%, 05/15/2031 (e)		6,433	6,437
8.75%, 02/15/2030 (e)		5,392	5,652
Valaris Ltd., (Bermuda), 8.38%, 04/30/2030 (e)		6,064	6,278
Var Energi ASA, (Norway), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.77%), 7.86%, 11/15/2083 (aa)	EUR	8,938	10,386
Vermilion Energy, Inc., (Canada), 6.88%, 05/01/2030 (e)		197	194
Vital Energy, Inc.,
7.88%, 04/15/2032 (e)		4,809	4,888
9.75%, 10/15/2030		2,674	2,920
Wintershall Dea Finance 2 BV, (Netherlands),
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 2.92%), 2.50%, 04/20/2026 (x) (aa)	EUR	3,000	3,001
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 3.32%), 3.00%, 07/20/2028 (x) (aa)	EUR	6,200	5,885

			341,077

Oil & Gas Services — 0.4%
Archrock Partners LP / Archrock Partners Finance Corp.,
6.25%, 04/01/2028 (e)		6,916	6,849
6.88%, 04/01/2027 (e)		1,594	1,600
Enerflex Ltd., (Canada), 9.00%, 10/15/2027 (e)		786	797
Guara Norte Sarl, (Luxembourg), Reg. S, 5.20%, 06/15/2034		3,644	3,357
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (e)		4,090	4,193
Oceaneering International, Inc., 6.00%, 02/01/2028		295	292

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	253

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil & Gas Services — continued
USA Compression Partners LP / USA Compression Finance Corp.,
6.88%, 09/01/2027	1,046	1,049
7.13%, 03/15/2029 (e)	3,306	3,331
Weatherford International Ltd., (Bermuda), 8.63%, 04/30/2030 (e)	2,425	2,513
Welltec International ApS, (Denmark), 8.25%, 10/15/2026 (e)	200	204
Yinson Boronia Production BV, (Netherlands), 8.95%, 07/31/2042 (e)	3,900	3,927
Yinson Production Financial Services Pte Ltd., (Singapore), Reg. S, 9.63%, 05/03/2029 (e)	2,500	2,484

		30,596

Pipelines — 2.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,
5.38%, 06/15/2029 (e)	2,512	2,435
5.75%, 03/01/2027 (e)	2,025	2,009
5.75%, 01/15/2028 (e)	4,646	4,566
6.63%, 02/01/2032 (e)	1,506	1,520
Blue Racer Midstream LLC / Blue Racer Finance Corp.,
7.00%, 07/15/2029 (e)	1,866	1,900
7.25%, 07/15/2032 (e)	1,829	1,878
Buckeye Partners LP,
3.95%, 12/01/2026	88	84
4.13%, 03/01/2025 (e)	390	385
4.35%, 10/15/2024	88	87
5.60%, 10/15/2044	46	36
5.85%, 11/15/2043	1,044	896
6.88%, 07/01/2029 (e)	634	637
Cheniere Energy Partners LP, 4.00%, 03/01/2031	1,550	1,410
Cheniere Energy, Inc., 4.63%, 10/15/2028	1,758	1,706
CNX Midstream Partners LP, 4.75%, 04/15/2030 (e)	1,230	1,108
Columbia Pipelines Holding Co. LLC,
6.04%, 08/15/2028 (e)	473	484
6.06%, 08/15/2026 (e)	500	504
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (e)	7,500	7,110
DCP Midstream Operating LP, 5.38%, 07/15/2025	103	103
DT Midstream, Inc.,
4.13%, 06/15/2029 (e)	2,466	2,282
4.38%, 06/15/2031 (e)	171	156
Enbridge, Inc., (Canada),
5.30%, 04/05/2029	206	206
5.90%, 11/15/2026	96	97
(CMT Index 5 Year + 2.97%), 7.20%, 06/27/2054 (aa)	1,444	1,452

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pipelines — continued
(CMT Index 5 Year + 3.12%), 7.38%, 03/15/2055 (aa)	1,012	1,016
(CMT Index 5 Year + 4.43%), 8.50%, 01/15/2084 (aa)	891	960
Energy Transfer LP,
5.63%, 05/01/2027 (e)	1,133	1,128
6.00%, 02/01/2029 (e)	932	939
(CMT Index 5 Year + 2.83%), 7.13%, 10/01/2054 (aa)	2,020	1,992
(CMT Index 5 Year + 4.02%), 8.00%, 05/15/2054 (aa)	2,040	2,134
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 02/15/2028 (x) (aa)	731	709
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)	3,154	3,111
EnLink Midstream LLC, 5.63%, 01/15/2028 (e)	490	487
EnLink Midstream Partners LP, 4.15%, 06/01/2025	944	928
EQM Midstream Partners LP,
4.50%, 01/15/2029 (e)	11	11
4.75%, 01/15/2031 (e)	1,371	1,282
6.00%, 07/01/2025 (e)	74	74
6.38%, 04/01/2029 (e)	2,189	2,211
7.50%, 06/01/2027 (e)	1,760	1,797
7.50%, 06/01/2030 (e)	2,758	2,943
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027 (e)	911	965
Genesis Energy LP / Genesis Energy Finance Corp.,
7.75%, 02/01/2028	927	937
7.88%, 05/15/2032	2,523	2,545
8.00%, 01/15/2027	114	117
8.25%, 01/15/2029	1,760	1,816
8.88%, 04/15/2030	1,189	1,251
Global Partners LP / GLP Finance Corp.,
7.00%, 08/01/2027	2,100	2,108
8.25%, 01/15/2032 (e)	1,030	1,059
Harvest Midstream I LP, 7.50%, 05/15/2032 (e)	1,407	1,429
Hess Midstream Operations LP, 6.50%, 06/01/2029 (e)	1,651	1,674
Howard Midstream Energy Partners LLC,
7.38%, 07/15/2032 (e)	2,695	2,743
8.88%, 07/15/2028 (e)	1,535	1,625
ITT Holdings LLC, 6.50%, 08/01/2029 (e)	2,449	2,220
Kinder Morgan, Inc., 5.00%, 02/01/2029	315	312
Kinetik Holdings LP,
5.88%, 06/15/2030 (e)	783	772
6.63%, 12/15/2028 (e)	602	611
New Fortress Energy, Inc.,
6.75%, 09/15/2025 (e)	534	518
8.75%, 03/15/2029 (e)	4,071	3,715

SEE NOTES TO FINANCIAL STATEMENTS.

254	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pipelines — continued
NGL Energy Operating LLC / NGL Energy Finance Corp.,
8.13%, 02/15/2029 (e)	3,015	3,072
8.38%, 02/15/2032 (e)	7,427	7,565
Northriver Midstream Finance LP, (Canada), 6.75%, 07/15/2032 (e) (w)	1,784	1,789
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/01/2024	23	23
Prairie Acquiror LP, 9.00%, 08/01/2029 (e)	1,197	1,234
Rockies Express Pipeline LLC,
3.60%, 05/15/2025 (e)	1,000	977
4.95%, 07/15/2029 (e)	183	172
6.88%, 04/15/2040 (e)	725	693
7.50%, 07/15/2038 (e)	1,425	1,454
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (e)	800	771
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	250	251
Southern Gas Corridor CJSC, (Azerbaijan), Reg. S, 6.88%, 03/24/2026	7,700	7,738
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
5.50%, 01/15/2028 (e)	4,167	3,987
6.00%, 03/01/2027 (e)	1,111	1,095
6.00%, 12/31/2030 (e)	3	3
6.00%, 09/01/2031 (e)	2,414	2,256
7.38%, 02/15/2029 (e)	3,405	3,422
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
5.00%, 01/15/2028	978	958
6.50%, 07/15/2027	244	245
6.88%, 01/15/2029	1,326	1,360
TransCanada PipeLines Ltd., (Canada), 6.20%, 03/09/2026	1,403	1,404
Venture Global Calcasieu Pass LLC,
3.88%, 08/15/2029 (e)	4,498	4,097
3.88%, 11/01/2033 (e)	5,088	4,334
4.13%, 08/15/2031 (e)	1,650	1,481
6.25%, 01/15/2030 (e)	450	457
Venture Global LNG, Inc.,
8.13%, 06/01/2028 (e)	2,293	2,364
8.38%, 06/01/2031 (e)	9,534	9,888
9.50%, 02/01/2029 (e)	17,285	18,945
9.88%, 02/01/2032 (e)	15,914	17,302
Western Midstream Operating LP,
4.65%, 07/01/2026	1,480	1,451
4.75%, 08/15/2028	121	118
5.50%, 08/15/2048	400	348

		182,444

Total Energy		612,515

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Financial — 14.9%
Banks — 5.2%
Abanca Corp. Bancaria SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.25%), 8.38%, 09/23/2033 (aa)	EUR	5,100	6,052
ABN AMRO Bank NV, (Netherlands),
4.75%, 07/28/2025 (e)		700	690
(CMT Index 1 Year + 1.65%), 6.34%, 09/18/2027 (e) (aa)		200	203
AIB Group plc, (Ireland),
Reg. S, (EUR Swap Rate 5 Year + 5.70%), 5.25%, 10/09/2024 (x) (aa)	EUR	359	383
(United States SOFR + 2.33%), 6.61%, 09/13/2029 (e) (aa)		616	636
Alpha Bank SA, (Greece), Reg. S, (EUR Swap Rate 1 Year + 2.43%), 5.00%, 05/12/2030 (aa)	EUR	300	322
Banca Monte dei Paschi di Siena SpA, (Italy),
Reg. S, (ICE LIBOR EUR 3 Month + 3.21%), 6.75%, 03/02/2026 (aa)	EUR	100	108
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.01%), 7.71%, 01/18/2028 (aa)	EUR	100	113
Reg. S, (EUR Swap Rate 5 Year + 8.92%), 8.50%, 09/10/2030 (aa)	EUR	4,510	4,944
Banco Bilbao Vizcaya Argentaria SA, (Spain),
5.38%, 03/13/2029		200	201
Reg. S, (EUR Swap Rate 5 Year + 4.27%), 6.88%, 12/13/2030 (x) (aa)	EUR	200	212
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.54%), 8.38%, 06/21/2028 (x) (aa)	EUR	1,800	2,046
Banco BPM SpA, (Italy), Reg. S, (EUR Swap Rate 5 Year + 3.40%), 3.38%, 01/19/2032 (aa)	EUR	214	220
Banco Davivienda SA, (Colombia), Reg. S, (CMT Index 10 Year + 5.10%), 6.65%, 04/22/2031 (x) (aa)		2,000	1,470
Banco de Credito Social Cooperativo SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 4.27%), 7.50%, 09/14/2029 (aa)	EUR	500	593
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 2.95%), 2.50%, 04/15/2031 (aa)	EUR	200	205
Reg. S, (EUR Swap Rate 5 Year + 6.20%), 5.75%, 03/15/2026 (x) (aa)	EUR	200	209
Reg. S, (EUR Swap Rate 5 Year + 3.15%), 6.00%, 08/16/2033 (aa)	EUR	9,200	10,232
Reg. S, (EUR Swap Rate 5 Year + 6.83%), 9.38%, 07/18/2028 (x) (aa)	EUR	7,800	9,201
Banco Mercantil del Norte SA, (Mexico),
Reg. S, (CMT Index 5 Year + 4.97%), 6.75%, 09/27/2024 (x) (aa)		4,700	4,675
Reg. S, (CMT Index 10 Year + 5.47%), 7.50%, 06/27/2029 (x) (aa)		1,600	1,553

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	255

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Banco Santander SA, (Spain), 6.92%, 08/08/2033		1,000	1,046
Bangkok Bank PCL, (Thailand),
Reg. S, (CMT Index 5 Year + 1.90%), 3.73%, 09/25/2034 (aa)		3,550	3,141
Reg. S, (CMT Index 5 Year + 4.73%), 5.00%, 09/23/2025 (x) (aa)		3,400	3,311
Bank Negara Indonesia Persero Tbk. PT, (Indonesia),
Reg. S, 3.75%, 03/30/2026		7,650	7,303
Reg. S, (CMT Index 5 Year + 3.47%), 4.30%, 03/24/2027 (x) (aa)		2,400	2,226
Bank of America Corp.,
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		98	91
(CME Term SOFR 3 Month + 1.13%), 2.46%, 10/22/2025 (aa)		709	702
(CME Term SOFR 3 Month + 1.35%), 3.09%, 10/01/2025 (aa)		18	18
(United States SOFR + 1.33%), 3.38%, 04/02/2026 (aa)		672	660
(CME Term SOFR 3 Month + 1.63%), 3.59%, 07/21/2028 (aa)		1,460	1,390
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		230	228
Series L, 3.95%, 04/21/2025		552	544
Bank of Cyprus Holdings plc, (Ireland), Reg. S, (EUR Swap Rate 5 Year + 6.90%), 6.63%, 10/23/2031 (aa)	EUR	5,269	5,707
Bank of East Asia Ltd. (The), (Hong Kong),
Reg. S, (CMT Index 5 Year + 3.75%), 4.00%, 05/29/2030 (aa)		2,800	2,740
Reg. S, (CMT Index 5 Year + 5.53%), 5.83%, 10/21/2025 (x) (aa)		1,200	1,174
Reg. S, (CMT Index 5 Year + 4.26%), 5.88%, 09/19/2024 (x) (aa)		3,800	3,781
Bank of Ireland Group plc, (Ireland),
(CMT Index 1 Year + 1.10%), 2.03%, 09/30/2027 (e) (aa)		941	867
(United States SOFR + 1.62%), 5.60%, 03/20/2030 (e) (aa)		534	531
(CMT Index 1 Year + 2.65%), 6.25%, 09/16/2026 (e) (aa)		400	402
Reg. S, (EUR Swap Rate 5 Year + 7.92%), 7.50%, 05/19/2025 (x) (aa)	EUR	400	435
Bank of Montreal, (Canada), 5.27%, 12/11/2026		83	83
Bank of Nova Scotia (The), (Canada), 5.45%, 06/12/2025		60	60
Bankinter SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.71%), 7.38%, 08/15/2028 (x) (aa)	EUR	400	440
BankUnited, Inc., 4.88%, 11/17/2025		544	534

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Barclays plc, (United Kingdom),
(United States SOFR + 2.71%), 2.85%, 05/07/2026 (aa)		376	367
(CMT Index 5 Year + 3.41%), 4.38%, 03/15/2028 (x) (aa)		465	391
(United States SOFR + 2.21%), 5.83%, 05/09/2027 (aa)		252	253
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)		662	673
(CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		356	362
(CMT Index 5 Year + 5.43%), 8.00%, 03/15/2029 (x) (aa)		794	806
(GBP Swap Rate 5 Year + 5.64%), 9.25%, 09/15/2028 (x) (aa)	GBP	8,650	11,336
(USD SOFR ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (x) (aa)		6,423	6,965
BBVA Bancomer SA, (Mexico), (CMT Index 5 Year + 4.21%), 8.13%, 01/08/2039 (e) (aa)		3,100	3,145
BNP Paribas SA, (France),
(United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)		1,250	1,167
(United States SOFR + 1.61%), 1.90%, 09/30/2028 (e) (aa)		600	536
(United States SOFR + 2.07%), 2.22%, 06/09/2026 (e) (aa)		711	687
(United States SOFR + 1.23%), 2.59%, 01/20/2028 (e) (aa)		1,838	1,709
(CME Term SOFR 3 Month + 1.37%), 2.82%, 11/19/2025 (e) (aa)		200	198
(United States SOFR + 1.59%), 5.50%, 05/20/2030 (e) (aa)		200	199
BOI Finance BV, (Netherlands), Reg. S, 7.50%, 02/16/2027	EUR	1,100	1,109
BPCE SA, (France),
4.50%, 03/15/2025 (e)		500	493
4.88%, 04/01/2026 (e)		200	196
5.15%, 07/21/2024 (e)		235	235
CaixaBank SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 4.50%), 5.25%, 03/23/2026 (x) (aa)	EUR	5,400	5,631
(United States SOFR + 1.78%), 5.67%, 03/15/2030 (e) (aa)		203	202
Reg. S, (EUR Swap Rate 5 Year + 6.35%), 5.88%, 10/09/2027 (x) (aa)	EUR	200	210
Canadian Imperial Bank of Commerce, (Canada), 5.00%, 04/28/2028		33	33
Citigroup, Inc.,
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		382	374
(CME Term SOFR 3 Month + 1.82%), 3.89%, 01/10/2028 (aa)		1,148	1,109

SEE NOTES TO FINANCIAL STATEMENTS.

256	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		569	566
Series AA, (CMT Index 5 Year + 3.21%), 7.63%, 11/15/2028 (x) (aa)		1,455	1,515
Series CC, (CMT Index 5 Year + 2.69%), 7.13%, 08/15/2029 (x) (aa)		5,915	5,901
Series X, (CMT Index 5 Year + 3.42%), 3.88%, 02/18/2026 (x) (aa)		3,450	3,263
Citizens Bank NA, (United States SOFR + 1.45%), 6.06%, 10/24/2025 (aa)		926	926
Commerzbank AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 1.73%), 1.38%, 12/29/2031 (aa)	EUR	5,000	4,946
Reg. S, (EUR Swap Rate 5 Year + 4.35%), 4.00%, 12/05/2030 (aa)	EUR	10,500	11,141
Reg. S, (EUR Swap Rate 5 Year + 6.36%), 6.13%, 10/09/2025 (x) (aa)	EUR	400	424
Reg. S, (EUR Swap Rate 5 Year + 6.74%), 6.50%, 10/09/2029 (x) (aa)	EUR	5,200	5,462
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.30%), 6.50%, 12/06/2032 (aa)	EUR	100	113
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.70%), 6.75%, 10/05/2033 (aa)	EUR	100	115
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.13%), 7.88%, 10/09/2031 (w) (x) (aa)	EUR	200	214
Reg. S, (UK Gilts 5 Year + 5.25%), 8.63%, 02/28/2033 (aa)	GBP	400	536
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 4.68%), 4.38%, 06/29/2027 (x) (aa)	EUR	200	203
Reg. S, (EUR Swap Rate 5 Year + 3.72%), 4.88%, 06/29/2029 (x) (aa)	EUR	11,000	11,030
Credit Agricole SA, (France), 4.38%, 03/17/2025 (e)		450	445
Danske Bank A/S, (Denmark),
(ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025 (e) (aa)		1,193	1,177
(CMT Index 1 Year + 1.75%), 4.30%, 04/01/2028 (e) (aa)		900	871
(CMT Index 1 Year + 2.10%), 6.47%, 01/09/2026 (e) (aa)		1,815	1,820
Deutsche Bank AG, (Germany),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.55%), 4.50%, 11/30/2026 (x) (aa)	EUR	200	191
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.75%), 4.63%, 10/30/2027 (x) (aa)	EUR	200	186
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.69%), 6.75%, 10/30/2028 (x) (aa)	EUR	8,000	8,242
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.26%), 8.13%, 10/30/2029 (x) (aa)	EUR	200	216
Discover Bank, 4.25%, 03/13/2026		250	244

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Erste Group Bank AG, (Austria),
Reg. S, (EUR Swap Rate 5 Year + 4.65%), 4.25%, 10/15/2027 (x) (aa)	EUR	5,800	5,606
Reg. S, (EUR Swap Rate 5 Year + 5.46%), 8.50%, 10/15/2028 (x) (aa)	EUR	2,600	2,993
Eurobank SA, (Greece), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.17%), 4.88%, 04/30/2031 (aa)	EUR	10,150	10,906
Federation des Caisses Desjardins du Quebec, (Canada),
5.25%, 04/26/2029 (e)		371	370
5.70%, 03/14/2028 (e)		200	203
First-Citizens Bank & Trust Co., (CME Term SOFR 3 Month + 1.72%), 2.97%, 09/27/2025 (aa)		250	247
Freedom Mortgage Corp.,
6.63%, 01/15/2027 (e)		500	483
7.63%, 05/01/2026 (e)		3,383	3,359
12.00%, 10/01/2028 (e)		907	974
12.25%, 10/01/2030 (e)		1,033	1,111
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		200	185
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		554	517
(CME Term SOFR 3 Month + 1.56%), 4.22%, 05/01/2029 (aa)		714	687
(United States SOFR + 1.08%), 5.80%, 08/10/2026 (aa)		69	69
HDFC Bank Ltd., (India), Reg. S, (CMT Index 5 Year + 2.93%), 3.70%, 08/25/2026 (x) (aa)		3,700	3,428
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.43%), 3.00%, 03/10/2026 (aa)		3,053	2,995
(CME Term SOFR 3 Month + 1.61%), 4.29%, 09/12/2026 (aa)		200	197
(CMT Index 5 Year + 3.65%), 4.60%, 12/17/2030 (x) (aa)		200	171
Reg. S, (EUR Swap Rate 5 Year + 3.84%), 4.75%, 07/04/2029 (x) (aa)	EUR	400	401
(United States SOFR + 1.06%), 5.60%, 05/17/2028 (aa)		486	488
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		212	214
(United States SOFR + 3.02%), 7.40%, 11/13/2034 (aa)		2,620	2,843
Huntington Bancshares, Inc., (United States SOFR + 1.97%), 4.44%, 08/04/2028 (aa)		83	80
ING Groep NV, (Netherlands),
(CMT Index 5 Year + 4.34%), 5.75%, 11/16/2026 (x) (aa)		200	192
(United States SOFR + 1.56%), 6.08%, 09/11/2027 (aa)		332	336

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	257

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Intesa Sanpaolo SpA, (Italy),
Reg. S, 2.93%, 10/14/2030	EUR	7,750	7,594
(CMT Index 1 Year + 2.60%), 4.20%, 06/01/2032 (e) (aa)		3,020	2,564
(CMT Index 1 Year + 2.75%), 4.95%, 06/01/2042 (e) (aa)		450	337
Reg. S, 5.15%, 06/10/2030	GBP	247	288
Reg. S, (EUR Swap Rate 5 Year + 5.85%), 5.50%, 03/01/2028 (x) (aa)	EUR	250	256
5.71%, 01/15/2026 (e)		500	495
Reg. S, (EUR Swap Rate 5 Year + 6.09%), 5.88%, 09/01/2031 (x) (aa)	EUR	11,110	11,363
Kasikornbank PCL, (Thailand), Reg. S, (CMT Index 5 Year + 4.94%), 5.28%, 10/14/2025 (x) (aa)		10,400	10,114
Lloyds Banking Group plc, (United Kingdom),
4.58%, 12/10/2025		200	196
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.29%), 4.95%, 06/27/2025 (x) (aa)	EUR	200	211
(UK Gilts 5 Year + 4.61%), 5.13%, 12/27/2024 (x) (aa)	GBP	200	249
(CMT Index 1 Year + 1.38%), 5.46%, 01/05/2028 (aa)		200	200
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)		200	201
(CMT Index 5 Year + 3.91%), 8.00%, 09/27/2029 (x) (aa)		3,225	3,298
(UK Gilts 5 Year + 5.14%), 8.50%, 03/27/2028 (x) (aa)	GBP	3,920	5,067
Macquarie Bank Ltd., (Australia), 4.88%, 06/10/2025 (e)		698	691
Macquarie Group Ltd., (Australia),
(United States SOFR + 1.07%), 1.34%, 01/12/2027 (e) (aa)		105	98
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (e) (aa)		722	682
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026		610	599
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.45%), 0.96%, 10/11/2025 (aa)		200	197
(CMT Index 1 Year + 1.70%), 4.79%, 07/18/2025 (aa)		295	295
(CMT Index 1 Year + 1.55%), 5.06%, 09/12/2025 (aa)		400	399
Morgan Stanley,
(United States SOFR + 1.99%), 2.19%, 04/28/2026 (aa)		323	314
(United States SOFR + 1.15%), 2.72%, 07/22/2025 (aa)		840	838
(United States SOFR + 1.67%), 4.68%, 07/17/2026 (aa)		37	36
(United States SOFR + 1.73%), 5.12%, 02/01/2029 (aa)		678	676
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		137	138

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Nanyang Commercial Bank Ltd., (Hong Kong), Reg. S, (CMT Index 5 Year + 2.18%), 3.80%, 11/20/2029 (aa)		300	298
National Bank of Greece SA, (Greece),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.15%), 5.88%, 06/28/2035 (aa)	EUR	9,000	9,725
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.65%), 8.00%, 01/03/2034 (aa)	EUR	4,536	5,344
National Securities Clearing Corp., 4.90%, 06/26/2029 (e)		315	314
NatWest Group plc, (United Kingdom),
(CMT Index 1 Year + 1.10%), 5.58%, 03/01/2028 (aa)		320	320
(CMT Index 1 Year + 1.95%), 5.81%, 09/13/2029 (aa)		413	419
(CMT Index 1 Year + 2.85%), 7.47%, 11/10/2026 (aa)		1,324	1,353
(CMT Index 5 Year + 3.75%), 8.13%, 11/10/2033 (x) (aa)		15,037	15,189
Piraeus Bank SA, (Greece), Reg. S, (EUR Swap Rate 1 Year + 3.84%), 6.75%, 12/05/2029 (aa)	EUR	5,952	6,817
PNC Financial Services Group, Inc. (The),
(United States SOFR + 1.20%), 5.49%, 05/14/2030 (aa)		1,000	1,006
Series V, (CMT Index 5 Year + 3.24%), 6.20%, 09/15/2027 (x) (aa)		1,757	1,750
Series W, (CMT Index 7 Year + 2.81%), 6.25%, 03/15/2030 (x) (aa)		1,234	1,203
Santander Holdings USA, Inc., (United States SOFR + 2.33%), 5.81%, 09/09/2026 (aa)		57	57
Santander UK Group Holdings plc, (United Kingdom), 4.75%, 09/15/2025 (e)		200	197
Societe Generale SA, (France),
(CMT Index 1 Year + 1.10%), 1.49%, 12/14/2026 (e) (aa)		281	263
(CMT Index 1 Year + 1.75%), 5.63%, 01/19/2030 (e) (aa)		200	197
Reg. S, (EUR Swap Rate 5 Year + 5.23%), 7.88%, 01/18/2029 (x) (aa)	EUR	300	327
Standard Chartered plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 01/30/2026 (e) (aa)		857	842
Reg. S, (CMT Index 5 Year + 3.14%), 4.30%, 08/19/2028 (x) (aa)		3,400	2,837
Reg. S, (CMT Index 5 Year + 3.81%), 4.75%, 01/14/2031 (x) (aa)		2,100	1,736
(CMT Index 1 Year + 1.05%), 5.69%, 05/14/2028 (e) (aa)		256	256
Reg. S, (CMT Index 5 Year + 5.66%), 6.00%, 07/26/2025 (x) (aa)		1,200	1,183
(CMT Index 1 Year + 1.85%), 6.75%, 02/08/2028 (e) (aa)		600	616
Reg. S, (CMT Index 5 Year + 4.98%), 7.75%, 08/15/2027 (x) (aa)		21,000	21,208

SEE NOTES TO FINANCIAL STATEMENTS.

258	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
State Street Corp.,
(United States SOFR + 1.13%), 5.10%, 05/18/2026 (aa)		10	10
Series I, (CMT Index 5 Year + 2.61%), 6.70%, 03/15/2029 (x) (aa)		1,671	1,681
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		400	405
Toronto-Dominion Bank (The), (Canada),
4.69%, 09/15/2027		105	104
5.26%, 12/11/2026		289	289
(CMT Index 5 Year + 2.98%), 7.25%, 07/31/2084 (w) (aa)		2,662	2,655
Truist Financial Corp., (United States SOFR + 1.44%), 4.87%, 01/26/2029 (aa)		73	72
UBS AG, (Switzerland), 3.63%, 09/09/2024		605	602
UBS Group AG, (Switzerland),
(SOFR Compounded Index + 0.98%), 1.31%, 02/02/2027 (e) (aa)		250	233
(CMT Index 1 Year + 0.85%), 1.49%, 08/10/2027 (e) (aa)		1,525	1,399
(United States SOFR + 1.56%), 2.59%, 09/11/2025 (e) (aa)		500	497
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 01/12/2029 (e) (aa)		1,150	1,086
(CMT Index 5 Year + 3.31%), 4.38%, 02/10/2031 (e) (x) (aa)		1,281	1,039
(CMT Index 1 Year + 1.55%), 4.49%, 05/12/2026 (e) (aa)		504	498
(CMT Index 1 Year + 1.52%), 5.43%, 02/08/2030 (e) (aa)		200	200
Reg. S, (USD Semi-annual Swap Rate 5 Year + 4.59%), 6.88%, 08/07/2025 (x) (aa)		200	198
Reg. S, (USD Semi-annual Swap Rate 5 Year + 4.87%), 7.00%, 02/19/2025 (x) (aa)		200	200
(USD SOFR ICE Swap Rate 5 Year + 4.16%), 7.75%, 04/12/2031 (e) (x) (aa)		2,722	2,776
(CMT Index 5 Year + 4.75%), 9.25%, 11/13/2028 (e) (x) (aa)		2,217	2,385
(CMT Index 5 Year + 4.76%), 9.25%, 11/13/2033 (e) (x) (aa)		3,351	3,753
UniCredit SpA, (Italy),
(CMT Index 1 Year + 2.30%), 2.57%, 09/22/2026 (e) (aa)		878	842
Reg. S, (EUR Swap Rate 5 Year + 2.80%), 2.73%, 01/15/2032 (aa)	EUR	18,420	18,790
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.80%), 5.38%, 04/16/2034 (aa)	EUR	4,000	4,347
US Bancorp,
(United States SOFR + 2.02%), 5.78%, 06/12/2029 (aa)		676	687
(United States SOFR + 1.88%), 6.79%, 10/26/2027 (aa)		222	228

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Wells Fargo & Co.,
(CME Term SOFR 3 Month + 1.01%), 2.16%, 02/11/2026 (aa)	1,109	1,085
(United States SOFR + 2.00%), 2.19%, 04/30/2026 (aa)	111	108
(CME Term SOFR 3 Month + 1.09%), 2.41%, 10/30/2025 (aa)	811	802
(United States SOFR + 1.56%), 4.54%, 08/15/2026 (aa)	223	220
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)	231	228
(United States SOFR + 1.50%), 5.20%, 01/23/2030 (aa)	347	346
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)	252	254
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)	342	345
(United States SOFR + 1.79%), 6.30%, 10/23/2029 (aa)	122	127
(CMT Index 5 Year + 3.61%), 7.63%, 09/15/2028 (x) (aa)	1,974	2,102

		390,316

Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
3.50%, 01/15/2025	173	171
4.45%, 10/01/2025	447	441
Series 3NC1, 1.75%, 10/29/2024	1,100	1,085
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027 (e)	259	268
Aircastle Ltd., (Bermuda),
5.25%, 08/11/2025 (e)	607	602
5.95%, 02/15/2029 (e)	187	187
Ally Financial, Inc., 5.75%, 11/20/2025	329	327
American Express Co.,
3.95%, 08/01/2025	138	136
(United States SOFR + 1.00%), 4.99%, 05/01/2026 (aa)	176	175
(SOFR Compounded Index + 1.28%), 5.28%, 07/27/2029 (aa)	179	179
(United States SOFR + 1.33%), 6.34%, 10/30/2026 (aa)	418	422
Aretec Group, Inc., 10.00%, 08/15/2030 (e)	440	479
Aviation Capital Group LLC,
1.95%, 01/30/2026 (e)	175	165
1.95%, 09/20/2026 (e)	875	806
4.88%, 10/01/2025 (e)	1,296	1,279
5.38%, 07/15/2029 (e)	194	192
5.50%, 12/15/2024 (e)	545	543
Avolon Holdings Funding Ltd., (Cayman Islands),
3.25%, 02/15/2027 (e)	91	85
4.25%, 04/15/2026 (e)	2,136	2,075

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	259

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Diversified Financial Services — continued
5.50%, 01/15/2026 (e)		500	496
5.75%, 03/01/2029 (e)		152	151
5.75%, 11/15/2029 (e)		256	255
Bread Financial Holdings, Inc., 9.75%, 03/15/2029 (e)		2,955	3,105
Cantor Fitzgerald LP, 7.20%, 12/12/2028 (e)		1,900	1,956
Enact Holdings, Inc., 6.25%, 05/28/2029		881	882
Encore Capital Group, Inc.,
Reg. S, 4.88%, 10/15/2025	EUR	4,238	4,506
Reg. S, 5.38%, 02/15/2026	GBP	3,775	4,700
8.50%, 05/15/2030 (e)		910	926
9.25%, 04/01/2029 (e)		215	224
Far East Horizon Ltd., (Hong Kong), Reg. S, 6.63%, 04/16/2027 (c)		3,100	3,112
Freedom Mortgage Holdings LLC,
9.13%, 05/15/2031 (e)		5,478	5,330
9.25%, 02/01/2029 (e)		3,687	3,687
Garfunkelux Holdco 3 SA, (Luxembourg), Reg. S, 6.75%, 11/01/2025	EUR	200	142
GGAM Finance Ltd., (Cayman Islands),
6.88%, 04/15/2029 (e)		2,578	2,623
8.00%, 02/15/2027 (e)		2,059	2,127
8.00%, 06/15/2028 (e)		2,911	3,066
Global Aircraft Leasing Co. Ltd., (Cayman Islands), 6.50% (cash), 09/15/2024 (e) (v)		168	162
goeasy Ltd., (Canada),
7.63%, 07/01/2029 (e)		50	51
9.25%, 12/01/2028 (e)		1,620	1,719
Intercontinental Exchange, Inc., 3.63%, 09/01/2028 (e)		2,805	2,645
Interoceanica IV Finance Ltd., (Cayman Islands), Reg. S, Zero Coupon, 11/30/2025		1,753	1,650
Intrum AB, (Sweden),
Reg. S, 3.00%, 09/15/2027	EUR	394	272
Reg. S, 9.25%, 03/15/2028	EUR	1,500	1,064
Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 08/15/2028 (e)		3,449	3,182
Jerrold Finco plc, (United Kingdom),
Reg. S, 5.25%, 01/15/2027	GBP	5,851	7,174
Reg. S, 7.88%, 04/15/2030	GBP	10,757	13,632
Julius Baer Group Ltd., (Switzerland), Reg. S, (EUR Swap Rate 5 Year + 3.85%), 6.63%, 08/15/2029 (x) (aa)	EUR	200	208
KODIT Global 2024-1 Co. Ltd., (South Korea), 5.36%, 05/29/2027 (e)		453	455
Kuwait Projects Co. SPC Ltd., (United Arab Emirates), Reg. S, 4.50%, 02/23/2027		1,600	1,434
LD Holdings Group LLC, 6.13%, 04/01/2028 (e)		1,928	1,447
LFS Topco LLC, 5.88%, 10/15/2026 (e)		1,325	1,222
LPL Holdings, Inc.,
4.00%, 03/15/2029 (e)		848	791
4.63%, 11/15/2027 (e)		753	729

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Financial Services — continued
Macquarie Airfinance Holdings Ltd., (United Kingdom),
6.40%, 03/26/2029 (e)	812	826
6.50%, 03/26/2031 (e)	2,090	2,150
8.13%, 03/30/2029 (e)	3,928	4,153
8.38%, 05/01/2028 (e)	443	467
Manappuram Finance Ltd., (India), Reg. S, 7.38%, 05/12/2028 (c)	3,400	3,359
Muthoot Finance Ltd., (India),
7.13%, 02/14/2028 (e)	5,600	5,652
Reg. S, 7.13%, 02/14/2028 (c)	600	605
Nationstar Mortgage Holdings, Inc.,
5.00%, 02/01/2026 (e)	7,166	7,013
5.13%, 12/15/2030 (e)	4,049	3,713
5.50%, 08/15/2028 (e)	2,651	2,547
5.75%, 11/15/2031 (e)	5,519	5,187
6.00%, 01/15/2027 (e)	663	656
7.13%, 02/01/2032 (e)	6,669	6,708
Navient Corp.,
4.88%, 03/15/2028	1,350	1,239
5.50%, 03/15/2029	4,163	3,808
5.88%, 10/25/2024	190	190
6.75%, 06/25/2025	674	674
9.38%, 07/25/2030	3,467	3,646
Nuveen Finance LLC, 4.13%, 11/01/2024 (e)	270	268
OneMain Finance Corp.,
3.50%, 01/15/2027	391	366
3.88%, 09/15/2028	2,650	2,376
4.00%, 09/15/2030	4,244	3,643
5.38%, 11/15/2029	215	202
7.13%, 03/15/2026	1,625	1,651
7.50%, 05/15/2031	1,508	1,526
7.88%, 03/15/2030	5,428	5,595
9.00%, 01/15/2029	3,624	3,823
Panama Infrastructure Receivable Purchaser plc, (United Kingdom), Zero Coupon, 04/05/2032 (e)	10,200	6,630
PennyMac Financial Services, Inc.,
4.25%, 02/15/2029 (e)	2,080	1,894
5.38%, 10/15/2025 (e)	2,950	2,924
7.13%, 11/15/2030 (e)	2,714	2,708
7.88%, 12/15/2029 (e)	2,098	2,163
PRA Group, Inc., 8.88%, 01/31/2030 (e)	860	858
Radian Group, Inc., 6.20%, 05/15/2029	300	303
REC Ltd., (India), Reg. S, 3.50%, 12/12/2024	2,000	1,978
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/2026 (e)	6,265	5,850
3.63%, 03/01/2029 (e)	1,195	1,084
3.88%, 03/01/2031 (e)	4,569	3,989
4.00%, 10/15/2033 (e)	1,112	937
Sammaan Capital Ltd., (India), 9.70%, 07/03/2027 (e)	3,400	3,326

SEE NOTES TO FINANCIAL STATEMENTS.

260	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Diversified Financial Services — continued
Shriram Finance Ltd., (India), Reg. S, 4.15%, 07/18/2025		3,200	3,118
SLM Corp., 3.13%, 11/02/2026		61	57
Synchrony Financial, 4.50%, 07/23/2025		300	295

			194,899

Insurance — 3.0%
Acrisure LLC / Acrisure Finance, Inc.,
7.50%, 11/06/2030 (e)		3,509	3,516
8.25%, 02/01/2029 (e)		4,185	4,204
8.50%, 06/15/2029 (e)		915	925
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (e)		679	676
AIA Group Ltd., (Hong Kong), Reg. S, 3.20%, 09/16/2040		1,100	807
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
4.25%, 10/15/2027 (e)		5,912	5,536
5.88%, 11/01/2029 (e)		9,193	8,600
6.75%, 10/15/2027 (e)		9,323	9,196
6.75%, 04/15/2028 (e)		1,388	1,391
7.00%, 01/15/2031 (e)		8,028	8,121
AmWINS Group, Inc.,
4.88%, 06/30/2029 (e)		3,112	2,895
6.38%, 02/15/2029 (e)		1,417	1,421
Aon Corp., 8.21%, 01/01/2027		469	495
Aon North America, Inc., 5.15%, 03/01/2029		168	168
Ardonagh Finco Ltd., (Jersey),
Reg. S, 6.88%, 02/15/2031	EUR	15,983	16,660
7.75%, 02/15/2031 (e)		4,997	4,939
Ardonagh Group Finance Ltd., (Jersey), 8.88%, 02/15/2032 (e)		3,468	3,387
AssuredPartners, Inc.,
5.63%, 01/15/2029 (e)		1,525	1,427
7.50%, 02/15/2032 (e)		2,210	2,218
Athene Global Funding,
5.58%, 01/09/2029 (e)		205	206
5.62%, 05/08/2026 (e)		1,246	1,247
AXA SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.84%), 6.38%, 07/16/2033 (x) (aa)	EUR	300	328
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031 (e)		506	512
Brighthouse Financial Global Funding,
1.55%, 05/24/2026 (e)		328	303
5.55%, 04/09/2027 (e)		504	502
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (e)		2,236	2,087
CNO Financial Group, Inc., 5.25%, 05/30/2025		250	248
CNO Global Funding,
1.75%, 10/07/2026 (e)		406	372
5.88%, 06/04/2027 (e)		527	529

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Insurance — continued
Corebridge Global Funding,
5.20%, 01/12/2029 (e)		450	448
5.75%, 07/02/2026 (e)		66	66
Equitable Financial Life Global Funding,
1.40%, 07/07/2025 (e)		183	175
5.45%, 03/03/2028 (e)		182	182
F&G Annuities & Life, Inc.,
6.50%, 06/04/2029		252	251
7.40%, 01/13/2028		322	333
F&G Global Funding,
0.90%, 09/20/2024 (e)		400	395
1.75%, 06/30/2026 (e)		251	231
2.00%, 09/20/2028 (e)		1,156	992
2.30%, 04/11/2027 (e)		902	817
5.15%, 07/07/2025 (e)		666	660
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/2025 (e)		171	170
FWD Group Holdings Ltd., (Cayman Islands),
Reg. S, (CMT Index 5 Year + 4.88%), 6.38%, 09/13/2024 (x) (aa)		1,500	1,496
Reg. S, 7.64%, 07/02/2031 (c) (w)		4,200	4,277
Reg. S, (CMT Index 5 Year + 4.87%), 8.05%, 12/15/2024 (x) (aa)		7,600	7,424
Reg. S, 8.40%, 04/05/2029		5,500	5,622
GA Global Funding Trust,
0.80%, 09/13/2024 (e)		674	667
1.95%, 09/15/2028 (e)		884	777
3.85%, 04/11/2025 (e)		483	475
5.50%, 01/08/2029 (e)		425	425
(United States SOFR + 0.50%), 5.87%, 09/13/2024 (e) (aa)		1,050	1,050
Galaxy Bidco Ltd., (Jersey), Reg. S, 6.50%, 07/31/2026	GBP	7,247	9,024
Global Atlantic Fin Co., 4.40%, 10/15/2029 (e)		376	350
Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC, (United Kingdom),
7.25%, 02/15/2031 (e)		11,284	11,238
8.13%, 02/15/2032 (e)		5,924	5,887
HUB International Ltd.,
7.25%, 06/15/2030 (e)		19,446	19,931
7.38%, 01/31/2032 (e)		24,024	24,360
Jackson National Life Global Funding,
3.05%, 04/29/2026 (e)		500	477
5.50%, 01/09/2026 (e)		500	498
Jones Deslauriers Insurance Management, Inc., (Canada),
8.50%, 03/15/2030 (e)		3,446	3,603
10.50%, 12/15/2030 (e)		1,119	1,202
MGIC Investment Corp., 5.25%, 08/15/2028		550	536
Mutual of Omaha Cos. Global Funding,
5.45%, 12/12/2028 (e)		785	789
5.80%, 07/27/2026 (e)		65	66

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	261

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (e)	18,834	19,048
Peak RE Bvi Holding Ltd., (British Virgin Islands), Reg. S, (CMT Index 5 Year + 5.01%), 5.35%, 10/28/2025 (x) (aa)	2,200	2,133
Ryan Specialty LLC, 4.38%, 02/01/2030 (e)	776	719
Tongyang Life Insurance Co. Ltd., (South Korea), Reg. S, (CMT Index 5 Year + 4.98%), 5.25%, 09/22/2025 (x) (aa)	3,900	3,831
USI, Inc., 7.50%, 01/15/2032 (e)	3,137	3,186
ZhongAn Online P&C Insurance Co. Ltd., (China), Reg. S, 3.13%, 07/16/2025	4,750	4,590

		221,317

Investment Companies — 0.8%
Abu Dhabi Developmental Holding Co. PJSC, (United Arab Emirates),
5.38%, 05/08/2029 (e)	1,500	1,524
5.50%, 05/08/2034 (e)	1,500	1,540
Apollo Debt Solutions BDC, 6.90%, 04/13/2029 (e)	1,520	1,528
Ares Capital Corp., 5.88%, 03/01/2029	637	628
Blackstone Private Credit Fund,
3.25%, 03/15/2027	498	460
5.95%, 07/16/2029 (e)	895	877
6.25%, 01/25/2031 (e)	1,234	1,228
Blue Owl Capital Corp.,
3.40%, 07/15/2026	424	399
3.75%, 07/22/2025	529	516
Blue Owl Capital Corp. II, 8.45%, 11/15/2026 (e)	672	693
Blue Owl Credit Income Corp.,
6.60%, 09/15/2029 (e)	532	525
7.75%, 09/16/2027	1,603	1,648
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (e)	1,450	1,375
Gaci First Investment Co., (Cayman Islands),
Reg. S, 4.75%, 02/14/2030	2,700	2,624
Reg. S, 4.88%, 02/14/2035	3,000	2,834
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034 (e) (w)	963	945
HPS Corporate Lending Fund, 6.75%, 01/30/2029 (e)	1,002	1,010
Huarong Finance 2017 Co. Ltd., (British Virgin Islands),
Reg. S, 4.25%, 11/07/2027	1,900	1,750
Reg. S, 4.75%, 04/27/2027	6,700	6,298
Huarong Finance 2019 Co. Ltd., (British Virgin Islands),
Reg. S, 4.50%, 05/29/2029	2,300	2,079
Reg. S, (SOFR Compounded Index + 1.51%), 6.88%, 02/24/2025 (aa)	1,400	1,401

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Investment Companies — continued
Huarong Finance II Co. Ltd., (British Virgin Islands),
Reg. S, 4.63%, 06/03/2026		1,600	1,537
Reg. S, 5.00%, 11/19/2025		6,400	6,247
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
4.38%, 02/01/2029		3,310	2,831
5.25%, 05/15/2027		7,510	7,050
6.25%, 05/15/2026		252	250
9.00%, 06/15/2030 (e)		1,355	1,349
9.75%, 01/15/2029 (e)		1,342	1,390
Khazanah Capital Ltd., (Malaysia), Reg. S, 4.88%, 06/01/2033		3,700	3,626
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028 (e)		745	787

			56,949

Private Equity — 0.0% (g)
HAT Holdings I LLC / HAT Holdings II LLC,
3.38%, 06/15/2026 (e)		1,591	1,501
8.00%, 06/15/2027 (e)		939	976

			2,477

Real Estate — 2.2%
ADLER Group SA, (Luxembourg), Reg. S, 21.00% (PIK), 07/31/2025 (v)	EUR	100	125
Aedas Homes Opco SL, (Spain), Reg. S, 4.00%, 08/15/2026	EUR	5,496	5,807
Agps Bondco plc, (United Kingdom),
Reg. S, 5.00%, 01/14/2029	EUR	4,400	1,531
Reg. S, 5.50%, 11/13/2026	EUR	200	70
Reg. S, 6.00%, 08/05/2025 (d)	EUR	100	35
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp.,
7.00%, 04/15/2030 (e)		2,655	2,171
Series AI, 7.00%, 04/15/2030		2,090	1,709
Aroundtown SA, (Luxembourg),
Reg. S, 0.38%, 04/15/2027	EUR	100	93
Reg. S, (GBP Swap Rate 5 Year + 4.65%), 8.52%, 07/15/2024 (x) (aa)	GBP	200	173
BRANICKS Group AG, (Germany), Reg. S, 2.25%, 09/22/2026	EUR	100	43
Central Plaza Development Ltd., (British Virgin Islands),
Reg. S, 3.85%, 07/14/2025		900	851
Reg. S, 4.65%, 01/19/2026		1,100	1,019
Reg. S, (CMT Index 5 Year + 8.07%), 5.75%, 11/14/2024 (x) (aa)		500	489
Citycon Treasury BV, (Netherlands), Reg. S, 2.38%, 01/15/2027	EUR	200	197
CoreLogic, Inc., 4.50%, 05/01/2028 (e)		6,873	6,235
Country Garden Holdings Co. Ltd., (Cayman Islands),
Reg. S, 2.70%, 07/12/2026 (d)		5,900	487
Reg. S, 4.20%, 02/06/2026 (d)		3,700	311
Reg. S, 5.63%, 01/14/2030 (d)		200	17

SEE NOTES TO FINANCIAL STATEMENTS.

262	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Real Estate — continued
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/2028 (e)		2,168	2,152
8.88%, 09/01/2031 (e)		1,195	1,258
DEMIRE Deutsche Mittelstand Real Estate AG, (Germany), Reg. S, 1.88%, 10/15/2024	EUR	100	88
Easy Tactic Ltd., (British Virgin Islands),
Reg. S, 6.50% (cash), 07/11/2025 (v)		431	12
Reg. S, 6.50% (cash), 07/11/2027 (v)		15,943	410
Reg. S, 6.50% (cash), 07/11/2028 (v)		11,642	338
Emeria SASU, (France),
Reg. S, 3.38%, 03/31/2028	EUR	3,220	2,770
Reg. S, 7.75%, 03/31/2028	EUR	3,690	3,596
Five Point Operating Co. LP / Five Point Capital Corp., SUB, 10.50%, 01/15/2028 (e)		3,039	3,106
Franshion Brilliant Ltd., (British Virgin Islands),
Reg. S, 3.20%, 04/09/2026		800	722
Reg. S, 4.25%, 07/23/2029		6,000	4,563
Reg. S, (CMT Index 5 Year + 5.58%), 6.00%, 02/08/2026 (f) (x) (aa)		300	265
Fuqing Investment Management Ltd., (British Virgin Islands), Reg. S, 3.25%, 06/23/2025		900	829
GLP China Holdings Ltd., (Hong Kong), Reg. S, 2.95%, 03/29/2026		3,850	3,323
GLP Pte Ltd., (Singapore),
Reg. S, 3.88%, 06/04/2025		7,900	7,313
Reg. S, (CMT Index 5 Year + 3.74%), 4.50%, 05/17/2026 (x) (aa)		700	431
Reg. S, (CMT Index 5 Year + 3.73%), 4.60%, 06/29/2027 (x) (aa)		2,260	1,397
Greentown China Holdings Ltd., (Cayman Islands), Reg. S, 4.70%, 04/29/2025		2,500	2,362
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030 (e)		1,000	1,053
Heimstaden Bostad AB, (Sweden),
Reg. S, (EUR Swap Rate 5 Year + 3.15%), 2.63%, 02/01/2027 (x) (aa)	EUR	100	66
Reg. S, (EUR Swap Rate 5 Year + 3.91%), 3.38%, 01/15/2026 (x) (aa)	EUR	150	108
Heimstaden Bostad Treasury BV, (Netherlands),
Reg. S, 0.63%, 07/24/2025	EUR	100	100
Reg. S, 1.00%, 04/13/2028	EUR	100	87
Reg. S, 1.63%, 10/13/2031	EUR	5,440	4,138
Howard Hughes Corp. (The),
4.13%, 02/01/2029 (e)		3,106	2,777
4.38%, 02/01/2031 (e)		3,248	2,798
5.38%, 08/01/2028 (e)		3,650	3,469
Hunt Cos., Inc., 5.25%, 04/15/2029 (e)		4,490	4,081
KWG Group Holdings Ltd., (Cayman Islands), Reg. S, 5.95%, 08/10/2025 (d)		4,400	266
Lai Sun MTN Ltd., (Hong Kong), Reg. S, 5.00%, 07/28/2026		2,800	1,844

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Real Estate — continued
Longfor Group Holdings Ltd., (Cayman Islands),
Reg. S, 3.85%, 01/13/2032		1,800	1,181
Reg. S, 3.95%, 09/16/2029		7,100	5,148
Reg. S, 4.50%, 01/16/2028		2,800	2,219
New Metro Global Ltd., (British Virgin Islands),
Reg. S, 4.50%, 05/02/2026		2,400	1,443
Reg. S, 4.80%, 12/15/2024		900	788
NWD Finance BVI Ltd., (British Virgin Islands),
Reg. S, (CMT Index 5 Year + 5.86%), 4.13%, 03/10/2028 (x) (aa)		8,000	4,838
Reg. S, 4.80%, 07/29/2024 (x)		1,600	679
Reg. S, (CMT Index 5 Year + 7.89%), 5.25%, 03/22/2026 (x) (aa)		16,200	13,130
Reg. S, (CMT Index 3 Year + 6.20%), 6.15%, 03/16/2025 (x) (aa)		7,800	7,482
NWD MTN Ltd., (British Virgin Islands), Reg. S, 4.13%, 07/18/2029		600	465
Pakuwon Jati Tbk. PT, (Indonesia), Reg. S, 4.88%, 04/29/2028		1,000	942
PCPD Capital Ltd., (Cayman Islands), Reg. S, 5.13%, 06/18/2026		4,925	4,240
Pingan Real Estate Capital Ltd., (Hong Kong), Reg. S, 3.45%, 07/29/2026		2,200	1,885
RKPF Overseas 2020 A Ltd., (British Virgin Islands), Reg. S, 5.13%, 07/26/2026		9,350	2,906
Samhallsbyggnadsbolaget i Norden AB, (Sweden),
Reg. S, 2.25%, 08/12/2027	EUR	9,170	6,943
Reg. S, SUB, 2.38%, 09/04/2026	EUR	7,542	6,304
Reg. S, (EUR Swap Rate 5 Year + 2.81%), 2.62%, 01/30/2025 (x)	EUR	10,000	3,785
SBB Treasury OYJ, (Finland), Reg. S, 1.13%, 11/26/2029	EUR	5,130	3,461
Seazen Group Ltd., (Cayman Islands), Reg. S, 4.45%, 07/13/2025		3,248	2,427
Shui On Development Holding Ltd., (Cayman Islands),
Reg. S, 5.50%, 03/03/2025		1,000	820
Reg. S, 5.50%, 06/29/2026		3,800	2,724
Reg. S, 6.15%, 08/24/2024		600	572
Sunac China Holdings Ltd., (Cayman Islands),
6.00% (PIK), 09/30/2025 (e) (v)		740	94
6.25% (PIK), 09/30/2026 (e) (v)		741	83
Reg. S, 6.25% (PIK), 09/30/2026 (v)		2,300	256
6.50% (PIK), 09/30/2027 (e) (v)		1,484	156
Reg. S, 6.50% (PIK), 09/30/2027 (v)		8,501	893
Reg. S, 6.75% (PIK), 09/30/2028 (v)		3,171	311
6.75% (PIK), 09/30/2028 (e) (v)		2,229	218
7.00% (PIK), 09/30/2029 (e) (v)		2,232	195
Reg. S, 7.00% (PIK), 09/30/2029 (v)		5,700	499
7.25% (PIK), 09/30/2030 (e) (v)		1,050	89

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	263

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Real Estate — continued
Times China Holdings Ltd., (Cayman Islands), Reg. S, 6.60%, 03/02/2023 (d)		1,200	28
Vanke Real Estate Hong Kong Co. Ltd., (Hong Kong),
Reg. S, 3.15%, 05/12/2025		1,000	861
Reg. S, 3.50%, 11/12/2029		2,300	1,279
Reg. S, 3.98%, 11/09/2027		8,100	5,140
Vivion Investments Sarl, (Luxembourg), Reg. S, 3.00%, 08/08/2024	EUR	100	106
VLL International, Inc., (Cayman Islands), Reg. S, 5.75%, 11/28/2024		4,400	4,314
Yanlord Land HK Co. Ltd., (Hong Kong), Reg. S, 5.13%, 05/20/2026		3,000	2,557

			168,546

REITS — 1.1%
American Tower Corp.,
1.60%, 04/15/2026		28	26
2.75%, 01/15/2027		750	704
3.60%, 01/15/2028		240	226
3.65%, 03/15/2027		171	164
Brandywine Operating Partnership LP, 8.88%, 04/12/2029		200	209
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 04/01/2027 (e)		65	61
Crown Castle, Inc.,
3.65%, 09/01/2027		544	517
4.80%, 09/01/2028		88	86
Diversified Healthcare Trust,
4.38%, 03/01/2031		1,950	1,421
4.75%, 02/15/2028		3,620	2,983
9.75%, 06/15/2025		73	73
EPR Properties, 4.75%, 12/15/2026		999	965
GLP Capital LP / GLP Financing II, Inc.,
5.25%, 06/01/2025		139	138
5.38%, 04/15/2026		674	669
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (e)		2,702	2,470
Iron Mountain UK plc, (United Kingdom), Reg. S, 3.88%, 11/15/2025		GBP 100	123
Iron Mountain, Inc.,
5.63%, 07/15/2032 (e)		1,140	1,082
7.00%, 02/15/2029 (e)		2,983	3,036
Kite Realty Group Trust, 4.00%, 03/15/2025		99	98
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,
4.75%, 06/15/2029 (e)		19	18
5.25%, 10/01/2025 (e)		201	199
7.00%, 07/15/2031 (e) (w)		1,468	1,480
MPT Operating Partnership LP / MPT Finance Corp.,
2.50%, 03/24/2026	GBP	979	1,061
3.50%, 03/15/2031		3,401	2,217
4.63%, 08/01/2029		4,834	3,509

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

REITS — continued
5.00%, 10/15/2027		278	229
5.25%, 08/01/2026		346	314
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.00%, 02/01/2030 (e)		2,204	2,230
RHP Hotel Properties LP / RHP Finance Corp.,
4.50%, 02/15/2029 (e)		4,325	4,057
4.75%, 10/15/2027		1,972	1,899
6.50%, 04/01/2032 (e)		7,685	7,697
7.25%, 07/15/2028 (e)		885	915
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (e)		159	140
Sabra Health Care LP, 5.13%, 08/15/2026		250	246
SBA Communications Corp.,
3.13%, 02/01/2029		6,188	5,518
3.88%, 02/15/2027		2,159	2,058
Service Properties Trust,
8.63%, 11/15/2031 (e)		11,079	11,552
8.88%, 06/15/2032		2,967	2,767
Starwood Property Trust, Inc.,
4.38%, 01/15/2027 (e)		325	308
7.25%, 04/01/2029 (e)		2,738	2,763
Trust Fibra Uno, (Mexico), 7.38%, 02/13/2034 (e)		2,300	2,269
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC,
10.50%, 02/15/2028 (e)		9,635	9,435
VICI Properties LP, 5.63%, 05/15/2052		44	40
VICI Properties LP / VICI Note Co., Inc.,
3.50%, 02/15/2025 (e)		665	656
3.75%, 02/15/2027 (e)		218	207
3.88%, 02/15/2029 (e)		608	563
4.25%, 12/01/2026 (e)		621	599
4.50%, 09/01/2026 (e)		472	459
4.50%, 01/15/2028 (e)		500	481
4.63%, 06/15/2025 (e)		871	860
5.75%, 02/01/2027 (e)		1,507	1,507
Vornado Realty LP, 3.50%, 01/15/2025		219	216
WEA Finance LLC / Westfield UK & Europe Finance plc, 3.75%, 09/17/2024 (e)		500	496

			84,016

Savings & Loans — 0.0% (g)
Nationwide Building Society, (United Kingdom), Reg. S, (UK Gilts 5 Year + 5.63%), 5.75%, 06/20/2027 (x) (aa)	GBP	200	238

Total Financial			1,118,758

Industrial — 8.7%
Aerospace/Defense — 1.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (e)		1,689	1,722
Boeing Co. (The),
2.20%, 02/04/2026		1,300	1,222
2.25%, 06/15/2026		87	81

SEE NOTES TO FINANCIAL STATEMENTS.

264	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Aerospace/Defense — continued
3.20%, 03/01/2029		311	276
4.88%, 05/01/2025		137	136
5.81%, 05/01/2050		1,270	1,150
5.93%, 05/01/2060		4,120	3,695
6.26%, 05/01/2027 (e)		345	347
6.30%, 05/01/2029 (e)		546	554
6.53%, 05/01/2034 (e)		2,973	3,050
6.86%, 05/01/2054 (e)		3,202	3,301
7.01%, 05/01/2064 (e)		2,058	2,117
Bombardier, Inc., (Canada),
6.00%, 02/15/2028 (e)		10,164	10,047
7.00%, 06/01/2032 (e)		2,693	2,730
7.13%, 06/15/2026 (e)		682	692
7.25%, 07/01/2031 (e)		2,829	2,905
7.45%, 05/01/2034 (e)		351	394
7.50%, 02/01/2029 (e)		2,239	2,321
7.88%, 04/15/2027 (e)		3,062	3,070
8.75%, 11/15/2030 (e)		6,521	7,048
Embraer Netherlands Finance BV, (Netherlands), 7.00%, 07/28/2030 (e)		1,743	1,818
F-Brasile SpA / F-Brasile US LLC, (Italy), Series XR, 7.38%, 08/15/2026 (e)		4,738	4,691
HEICO Corp., 5.25%, 08/01/2028		78	78
Hexcel Corp., 4.95%, 08/15/2025		136	135
Rolls-Royce plc, (United Kingdom),
3.63%, 10/14/2025 (e)		200	194
5.75%, 10/15/2027 (e)		400	402
Spirit AeroSystems, Inc.,
9.38%, 11/30/2029 (e)		2,925	3,149
9.75%, 11/15/2030 (e)		3,254	3,590
TransDigm, Inc.,
5.50%, 11/15/2027		1,747	1,716
6.38%, 03/01/2029 (e)		19,819	19,919
6.63%, 03/01/2032 (e)		17,449	17,625
6.75%, 08/15/2028 (e)		10,600	10,729
7.13%, 12/01/2031 (e)		6,509	6,705
Triumph Group, Inc., 9.00%, 03/15/2028 (e)		8,192	8,579

			126,188

Building Materials — 1.2%
Builders FirstSource, Inc., 6.38%, 03/01/2034 (e)		1,231	1,219
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (e)		4,420	4,330
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029 (e)		1,475	1,211
Eco Material Technologies, Inc., 7.88%, 01/31/2027 (e)		2,100	2,105
EMRLD Borrower LP / Emerald Co-Issuer, Inc.,
Reg. S, 6.38%, 12/15/2030	EUR	5,495	6,106
6.38%, 12/15/2030 (e)	EUR	731	812
6.63%, 12/15/2030 (e)		18,425	18,591
6.75%, 07/15/2031 (e) (w)		2,278	2,310
Griffon Corp., 5.75%, 03/01/2028		1,380	1,331

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Building Materials — continued
HT Troplast GmbH, (Germany), Reg. S, 9.38%, 07/15/2028	EUR	200	210
JELD-WEN, Inc., 4.63%, 12/15/2025 (e)		1,787	1,756
Knife River Corp., 7.75%, 05/01/2031 (e)		425	444
Masterbrand, Inc., 7.00%, 07/15/2032 (e)		1,580	1,598
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (e)		1,085	1,093
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (e)		2,050	1,892
New Enterprise Stone & Lime Co., Inc.,
5.25%, 07/15/2028 (e)		1,560	1,473
9.75%, 07/15/2028 (e)		1,087	1,105
Owens Corning, 3.50%, 02/15/2030 (e)		97	88
PCF GmbH, (Germany), Reg. S, 4.75%, 04/15/2026	EUR	100	91
Smyrna Ready Mix Concrete LLC,
6.00%, 11/01/2028 (e)		5,569	5,441
8.88%, 11/15/2031 (e)		9,204	9,767
Standard Industries, Inc.,
Reg. S, 2.25%, 11/21/2026	EUR	9,377	9,485
3.38%, 01/15/2031 (e)		4,875	4,107
4.38%, 07/15/2030 (e)		5,399	4,881
4.75%, 01/15/2028 (e)		858	817
5.00%, 02/15/2027 (e)		1,551	1,508
Summit Materials LLC / Summit Materials Finance Corp.,
5.25%, 01/15/2029 (e)		38	37
7.25%, 01/15/2031 (e)		3,113	3,224
West China Cement Ltd., (Jersey), Reg. S, 4.95%, 07/08/2026		6,700	5,464

			92,496

Electrical Components & Equipments — 0.2%
Belden, Inc.,
Reg. S, 3.38%, 07/15/2027	EUR	3,000	3,109
Reg. S, 3.38%, 07/15/2031	EUR	3,513	3,439
Energizer Holdings, Inc.,
4.38%, 03/31/2029 (e)		750	678
4.75%, 06/15/2028 (e)		500	468
6.50%, 12/31/2027 (e)		2,275	2,273
EnerSys,
4.38%, 12/15/2027 (e)		560	530
6.63%, 01/15/2032 (e)		235	239
Nexans SA, (France), Reg. S, 4.25%, 03/11/2030	EUR	100	106
WESCO Distribution, Inc.,
6.38%, 03/15/2029 (e)		2,756	2,766
6.63%, 03/15/2032 (e)		2,145	2,168
7.25%, 06/15/2028 (e)		1,585	1,615

			17,391

Electronics — 0.2%
Coherent Corp., 5.00%, 12/15/2029 (e)		2,897	2,741
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (e)		616	639

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	265

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Electronics — continued
Imola Merger Corp., 4.75%, 05/15/2029 (e)		1,957	1,830
Keysight Technologies, Inc., 4.60%, 04/06/2027		71	70
Likewize Corp., 9.75%, 10/15/2025 (e)		3,080	3,103
Sensata Technologies BV, (Netherlands),
4.00%, 04/15/2029 (e)		74	68
5.00%, 10/01/2025 (e)		737	743
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (e)		990	862
4.38%, 02/15/2030 (e)		3,551	3,261
6.63%, 07/15/2032 (e)		2,477	2,495
TD SYNNEX Corp., 1.25%, 08/09/2024		825	821
Vontier Corp., 2.40%, 04/01/2028		765	678

			17,311

Engineering & Construction — 1.4%
Abertis Infraestructuras Finance BV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 3.27%), 2.63%, 01/26/2027 (x) (aa)	EUR	13,900	13,946
Reg. S, (EUR Swap Rate 5 Year + 3.69%), 3.25%, 11/24/2025 (x) (aa)	EUR	200	208
Arcosa, Inc., 4.38%, 04/15/2029 (e)		1,705	1,583
Assemblin Caverion Group AB, (Sweden), 6.25%, 07/01/2030 (e) (w)	EUR	7,480	8,042
Bioceanico Sovereign Certificate Ltd., (Cayman Islands), Reg. S, Zero Coupon, 06/05/2034		4,309	3,210
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (e)		13,831	14,950
Dycom Industries, Inc., 4.50%, 04/15/2029 (e)		343	321
Fraport AG Frankfurt Airport Services Worldwide, (Germany), Reg. S, 4.25%, 06/11/2032	EUR	113	122
Gatwick Airport Finance plc, (United Kingdom), Reg. S, 4.38%, 04/07/2026	GBP	14,040	17,173
GMR Hyderabad International Airport Ltd., (India),
Reg. S, 4.25%, 10/27/2027		2,077	1,944
Reg. S, 4.75%, 02/02/2026		4,050	3,944
Heathrow Finance plc, (United Kingdom),
Reg. S, SUB, 3.88%, 03/01/2027	GBP	1,640	1,949
Reg. S, 5.75%, 03/03/2025	GBP	5,200	6,531
Reg. S, 6.63%, 03/01/2031		GBP 12,000	14,999
India Airport Infra, (Mauritius), Reg. S, 6.25%, 10/25/2025		966	962
Infrastrutture Wireless Italiane SpA, (Italy), Reg. S, 1.63%, 10/21/2028	EUR	400	395
IRB Infrastructure Developers Ltd., (India), 7.11%, 03/11/2032 (e)		8,500	8,470
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		309	319
Kier Group plc, (United Kingdom), Reg. S, 9.00%, 02/15/2029	GBP	164	212

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Engineering & Construction — continued
MasTec, Inc., 4.50%, 08/15/2028 (e)		321	306
Sitios Latinoamerica SAB de CV, (Mexico), Reg. S, 5.38%, 04/04/2032		800	745
TopBuild Corp.,
3.63%, 03/15/2029 (e)		500	449
4.13%, 02/15/2032 (e)		1,525	1,343

			102,123

Environmental Control — 0.5%
Ambipar Lux Sarl, (Luxembourg), 9.88%, 02/06/2031 (e)		1,700	1,649
Clean Harbors, Inc.,
4.88%, 07/15/2027 (e)		104	101
5.13%, 07/15/2029 (e)		41	39
6.38%, 02/01/2031 (e)		506	507
GFL Environmental, Inc., (Canada),
3.50%, 09/01/2028 (e)		185	171
4.00%, 08/01/2028 (e)		2,312	2,149
4.38%, 08/15/2029 (e)		2,977	2,744
4.75%, 06/15/2029 (e)		3,939	3,718
5.13%, 12/15/2026 (e)		657	650
6.75%, 01/15/2031 (e)		5,178	5,282
Madison IAQ LLC,
4.13%, 06/30/2028 (e)		1,116	1,041
5.88%, 06/30/2029 (e)		2,640	2,456
Paprec Holding SA, (France), Reg. S, 7.25%, 11/17/2029	EUR	300	337
Reworld Holding Corp.,
4.88%, 12/01/2029 (e)		3,045	2,779
5.00%, 09/01/2030		781	706
Veralto Corp.,
5.35%, 09/18/2028 (e)		188	189
5.50%, 09/18/2026 (e)		215	215
Waste Pro USA, Inc., 5.50%, 02/15/2026 (e)		10,175	10,033
Wrangler Holdco Corp., 6.63%, 04/01/2032 (e)		440	438

			35,204

Hand/Machine Tools — 0.0% (g)
Regal Rexnord Corp.,
6.05%, 02/15/2026		114	114
6.05%, 04/15/2028		1,180	1,195

			1,309

Machinery — Construction & Mining — 0.1%
BWX Technologies, Inc.,
4.13%, 06/30/2028 (e)		341	318
4.13%, 04/15/2029 (e)		2,058	1,903
Terex Corp., 5.00%, 05/15/2029 (e)		3,652	3,463
Vertiv Group Corp., 4.13%, 11/15/2028 (e)		3,151	2,943
Weir Group plc (The), (United Kingdom), 2.20%, 05/13/2026 (e)		1,425	1,337

			9,964

SEE NOTES TO FINANCIAL STATEMENTS.

266	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Machinery — Diversified — 0.6%
AGCO Corp., 5.45%, 03/21/2027		83	83
ATS Corp., (Canada), 4.13%, 12/15/2028 (e)		114	104
Chart Industries, Inc.,
7.50%, 01/01/2030 (e)		6,831	7,060
9.50%, 01/01/2031 (e)		2,353	2,550
Esab Corp., 6.25%, 04/15/2029 (e)		1,567	1,577
GrafTech Finance, Inc., 4.63%, 12/15/2028 (e)		2,900	1,842
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028 (e)		580	427
Husky Injection Molding Systems Ltd. / Titan Co-Borrower LLC, (Canada), 9.00%, 02/15/2029 (e)		6,507	6,739
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028 (e)		2,690	2,765
Mueller Water Products, Inc., 4.00%, 06/15/2029 (e)		1,088	996
Nova Alexandre III SAS, (France), Reg. S, (ICE LIBOR EUR 3 Month + 5.25%), 9.11%, 07/15/2029 (aa)	EUR	155	166
OT Merger Corp., 7.88%, 10/15/2029 (e)		394	177
TK Elevator Holdco GmbH, (Germany),
Reg. S, 6.63%, 07/15/2028	EUR	667	688
7.63%, 07/15/2028 (e)		3,911	3,881
TK Elevator Midco GmbH, (Germany), Reg. S, 4.38%, 07/15/2027	EUR	1,053	1,087
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (e)		12,248	11,870

			42,012

Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.,
5.00%, 09/30/2027 (e)		292	286
6.38%, 06/15/2030 (e)		1,568	1,574
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (e)		1,345	1,238
Vallourec SACA, (France), 7.50%, 04/15/2032 (e)		1,011	1,046

			4,144

Miscellaneous Manufacturers — 0.1%
Alstom SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.93%), 5.87%, 05/29/2029 (x) (aa)	EUR	100	109
Amsted Industries, Inc.,
4.63%, 05/15/2030 (e)		3,016	2,767
5.63%, 07/01/2027 (e)		175	172
Trinity Industries, Inc., 7.75%, 07/15/2028 (e)		2,210	2,288

			5,336

Packaging & Containers — 1.9%
ARD Finance SA, (Luxembourg), 6.50% (cash), 06/30/2027 (e) (v)		2,224	551

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Packaging & Containers — continued
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, (Multinational),
Reg. S, 2.00%, 09/01/2028	EUR	300	280
Reg. S, 3.00%, 09/01/2029	EUR	300	259
3.25%, 09/01/2028 (e)		1,707	1,499
4.00%, 09/01/2029 (e)		9,081	7,686
6.00%, 06/15/2027 (e)		1,224	1,203
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., (Multinational),
Reg. S, 2.13%, 08/15/2026	EUR	10,435	9,265
4.13%, 08/15/2026 (e)		6,633	5,757
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029 (e)		5,288	5,197
8.75%, 04/15/2030 (e)		4,122	4,035
Crown Americas LLC, 5.25%, 04/01/2030		488	472
Crown European Holdings SA, (France),
Reg. S, 3.38%, 05/15/2025	EUR	8,010	8,509
Reg. S, 5.00%, 05/15/2028	EUR	100	110
Fiber Bidco Spa, (Italy),
Reg. S, 6.13%, 06/15/2031	EUR	160	170
6.13%, 06/15/2031 (e)	EUR	8,450	8,959
Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 7.70%, 01/15/2030 (aa)	EUR	3,100	3,353
Fiber Midco Spa, (Italy), Reg. S, 10.00% (cash), 06/15/2029 (v)	EUR	100	107
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (e)		1,125	1,063
Graphic Packaging International LLC,
Reg. S, 2.63%, 02/01/2029	EUR	400	397
3.50%, 03/01/2029 (e)		825	740
4.13%, 08/15/2024		475	473
Intelligent Packaging Holdco Issuer LP, (Canada), 9.00% (cash), 01/15/2026 (e) (v)		1,775	1,691
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, (Canada), 6.00%, 09/15/2028 (e)		2,744	2,653
Iris Holding, Inc., 10.00%, 12/15/2028 (e)		2,464	2,097
Kleopatra Finco Sarl, (Luxembourg), Reg. S, 4.25%, 03/01/2026	EUR	224	211
LABL, Inc.,
5.88%, 11/01/2028 (e)		2,487	2,268
6.75%, 07/15/2026 (e)		2,975	2,938
8.25%, 11/01/2029 (e)		1,695	1,450
9.50%, 11/01/2028 (e)		3,538	3,566
10.50%, 07/15/2027 (e)		2,405	2,353
Mauser Packaging Solutions Holding Co.,
7.88%, 04/15/2027 (e)		24,163	24,658
9.25%, 04/15/2027 (e)		780	781
OI European Group BV, (Netherlands),
Reg. S, 2.88%, 02/15/2025	EUR	7,040	7,458
4.75%, 02/15/2030 (e)		250	228
6.25%, 05/15/2028 (e)	EUR	568	629

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	267

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Packaging & Containers — continued
Owens-Brockway Glass Container, Inc.,
6.63%, 05/13/2027 (e)		354	353
7.25%, 05/15/2031 (e)		1,272	1,270
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028 (e)		1,775	1,656
Reno de Medici SpA, (Italy), (ICE LIBOR EUR 3 Month + 5.00%), 8.72%, 04/15/2029 (e) (aa)	EUR	14,200	15,244
Sealed Air Corp.,
4.00%, 12/01/2027 (e)		89	84
5.00%, 04/15/2029 (e)		267	254
6.50%, 07/15/2032 (e)		1,226	1,220
Sealed Air Corp. / Sealed Air Corp. US,
6.13%, 02/01/2028 (e)		375	374
7.25%, 02/15/2031 (e)		1,957	2,017
Titan Holdings II BV, (Netherlands), Reg. S, 5.13%, 07/15/2029	EUR	153	165
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (e)		4,783	5,224
TriMas Corp., 4.13%, 04/15/2029 (e)		525	481
Trivium Packaging Finance BV, (Netherlands),
5.50%, 08/15/2026 (e)		3,223	3,158
8.50%, 08/15/2027 (e)		200	199

			144,765

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028		768	676

Transportation — 0.3%
Brightline East LLC, 11.00%, 01/31/2030 (e)		1,499	1,367
Empresa de los Ferrocarriles del Estado, (Chile), Reg. S, 3.83%, 09/14/2061		1,200	782
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (e)		3,585	3,574
GN Bondco LLC, 9.50%, 10/15/2031 (e)		4,913	4,580
Mobico Group plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.14%), 4.25%, 11/26/2025 (x) (aa)	GBP	275	315
Poste Italiane SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.68%), 2.63%, 03/24/2029 (x) (aa)	EUR	100	94
Rand Parent LLC, 8.50%, 02/15/2030 (e)		173	175
RXO, Inc., 7.50%, 11/15/2027 (e)		3,269	3,332
Ryder System, Inc.,
5.30%, 03/15/2027		95	95
5.50%, 06/01/2029		142	144
Seaspan Corp., (Marshall Island), Reg. S, 5.50%, 08/01/2029		2,400	2,142
SGL Group ApS, (Denmark), (ICE LIBOR EUR 3 Month + 4.75%), 8.65%, 04/22/2030 (aa)	EUR	260	281

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Transportation — continued
XPO, Inc.,
6.25%, 06/01/2028 (e)		650	654
7.13%, 06/01/2031 (e)		150	153
7.13%, 02/01/2032 (e)		800	820
Yunda Holding Investment Ltd., (British Virgin Islands), Reg. S, 2.25%, 08/19/2025		6,300	6,024

			24,532

Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028 (e)		5,066	4,912
7.00%, 05/01/2031 (e)		6,261	6,400
7.00%, 06/15/2032 (e)		4,113	4,172
7.88%, 12/01/2030 (e)		8,411	8,796
9.75%, 08/01/2027 (e)		1,034	1,061
GATX Corp., 5.40%, 03/15/2027		140	140
Penske Truck Leasing Co. LP / PTL Finance Corp.,
3.40%, 11/15/2026 (e)		113	108
4.20%, 04/01/2027 (e)		697	677
5.35%, 01/12/2027 (e)		450	449
5.35%, 03/30/2029 (e)		173	173
6.05%, 08/01/2028 (e)		315	323

			27,211

Total Industrial			650,662

Technology — 3.2%
Computers — 0.6%
Banff Merger Sub, Inc., Reg. S, 8.38%, 09/01/2026	EUR	106	113
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (e)		173	163
CA Magnum Holdings, (Mauritius),
5.38%, 10/31/2026 (e)		4,274	4,067
Reg. S, 5.38%, 10/31/2026		9,550	9,089
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029		138	124
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (e)		4,659	4,773
Gartner, Inc.,
3.75%, 10/01/2030 (e)		500	449
4.50%, 07/01/2028 (e)		358	345
Genpact Luxembourg Sarl / Genpact USA, Inc., (Luxembourg), 6.00%, 06/04/2029		109	110
Insight Enterprises, Inc., 6.63%, 05/15/2032 (e)		920	935
KBR, Inc., 4.75%, 09/30/2028 (e)		438	407
Lenovo Group Ltd., (Hong Kong), Reg. S, 6.54%, 07/27/2032		1,700	1,783
McAfee Corp., 7.38%, 02/15/2030 (e)		8,552	7,902
NCR Atleos Corp., 9.50%, 04/01/2029 (e)		2,487	2,688

SEE NOTES TO FINANCIAL STATEMENTS.

268	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Computers — continued
NCR Voyix Corp.,
5.00%, 10/01/2028 (e)		1,175	1,109
5.13%, 04/15/2029 (e)		2,071	1,951
5.25%, 10/01/2030 (e)		1,052	962
Seagate HDD Cayman, (Cayman Islands),
8.25%, 12/15/2029 (e)		4,205	4,510
8.50%, 07/15/2031 (e)		2,131	2,295
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 5.75%, 06/01/2025 (e)		1,774	1,772

			45,547

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., 6.50%, 06/01/2032 (e)		1,323	1,340

Semiconductors — 0.2%
ams-OSRAM AG, (Austria), Reg. S, 10.50%, 03/30/2029	EUR	163	183
Entegris, Inc.,
4.38%, 04/15/2028 (e)		476	449
4.75%, 04/15/2029 (e)		3,401	3,254
Foundry JV Holdco LLC,
5.90%, 01/25/2030 (e)		200	203
6.25%, 01/25/2035 (e)		2,490	2,548
6.40%, 01/25/2038 (e)		1,590	1,642
Microchip Technology, Inc., 4.25%, 09/01/2025		607	597
Micron Technology, Inc., 5.38%, 04/15/2028		44	44
Qorvo, Inc., 1.75%, 12/15/2024		500	489
SK Hynix, Inc., (South Korea),
5.50%, 01/16/2027 (e)		600	598
6.50%, 01/17/2033 (e)		2,400	2,532
Synaptics, Inc., 4.00%, 06/15/2029 (e)		882	800

			13,339

Software — 2.4%
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (e)		16,081	14,803
Boxer Parent Co., Inc.,
Reg. S, 6.50%, 10/02/2025	EUR	15,693	16,807
7.13%, 10/02/2025 (e)		2,794	2,796
9.13%, 03/01/2026 (e)		2,719	2,721
Camelot Finance SA, (Luxembourg), 4.50%, 11/01/2026 (e)		1,345	1,301
Capstone Borrower, Inc., 8.00%, 06/15/2030 (e)		2,676	2,764
Cedacri Mergeco SPA, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 5.50%), 9.33%, 05/15/2028 (aa)	EUR	200	214
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (e)		2,035	2,066
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (e)		5,561	5,534
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028 (e)		7,727	7,177
4.88%, 07/01/2029 (e)		9,544	8,857

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Software — continued
Cloud Software Group, Inc.,
6.50%, 03/31/2029 (e)		20,934	20,075
8.25%, 06/30/2032 (e)		13,187	13,441
9.00%, 09/30/2029 (e)		10,964	10,638
Concentrix Corp., 6.65%, 08/02/2026		75	76
Constellation Software, Inc., (Canada), 5.16%, 02/16/2029 (e)		632	632
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029 (e)		5,671	5,267
Dye & Durham Ltd., (Canada), 8.63%, 04/15/2029 (e)		774	785
Elastic NV, (Netherlands), 4.13%, 07/15/2029 (e)		2,106	1,924
Fair Isaac Corp., 4.00%, 06/15/2028 (e)		1,912	1,789
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl,
Reg. S, 7.88%, 05/01/2029	EUR	294	315
7.88%, 05/01/2029 (e)	EUR	5,792	6,209
8.75%, 05/01/2029 (e)		914	931
IPD 3 BV, (Netherlands), Reg. S, 8.00%, 06/15/2028	EUR	3,530	3,969
MicroStrategy, Inc., 6.13%, 06/15/2028 (e)		3,551	3,443
Oracle Corp., 2.30%, 03/25/2028		506	458
Playtika Holding Corp., 4.25%, 03/15/2029 (e)		348	305
SS&C Technologies, Inc.,
5.50%, 09/30/2027 (e)		8,719	8,586
6.50%, 06/01/2032 (e)		4,557	4,601
Take-Two Interactive Software, Inc.,
4.95%, 03/28/2028		429	425
5.00%, 03/28/2026		730	725
Twilio, Inc.,
3.63%, 03/15/2029		228	205
3.88%, 03/15/2031		3,451	3,035
UKG, Inc., 6.88%, 02/01/2031 (e)		19,004	19,242
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 09/01/2025 (e)		321	278
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 02/01/2029 (e)		6,811	6,192

			178,586

Total Technology			238,812

Utilities — 3.7%
Electric — 3.4%
ACEN Finance Ltd., (Cayman Islands), Reg. S, 4.00%, 03/08/2025 (x)		5,000	3,112
Adani Green Energy Ltd., (India), Reg. S, 4.38%, 09/08/2024		1,500	1,483
Adani Transmission Step-One Ltd., (India), Reg. S, 4.00%, 08/03/2026		2,514	2,382
AEP Texas, Inc., 5.45%, 05/15/2029		180	181
AES Corp. (The),
3.30%, 07/15/2025 (e)		1,005	980
5.45%, 06/01/2028		206	205

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	269

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Electric — continued
(CMT Index 5 Year + 3.20%), 7.60%, 01/15/2055 (aa)		2,565	2,601
Alexander Funding Trust II, 7.47%, 07/31/2028 (e)		400	423
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		574	571
Alliant Energy Finance LLC,
5.40%, 06/06/2027 (e)		136	136
5.95%, 03/30/2029 (e)		400	410
Ameren Corp., 5.70%, 12/01/2026		874	881
American Electric Power Co., Inc.,
5.20%, 01/15/2029		350	349
5.70%, 08/15/2025		500	500
Avangrid, Inc., 3.20%, 04/15/2025		537	526
Black Hills Corp., 5.95%, 03/15/2028		137	140
Calpine Corp.,
3.75%, 03/01/2031 (e)		1,955	1,728
4.50%, 02/15/2028 (e)		973	924
4.63%, 02/01/2029 (e)		5,335	4,948
5.00%, 02/01/2031 (e)		9,234	8,619
5.13%, 03/15/2028 (e)		10,123	9,737
Chile Electricity Lux MPC Sarl, (Luxembourg), Reg. S, 6.01%, 01/20/2033		2,700	2,732
Cikarang Listrindo Tbk. PT, (Indonesia), Reg. S, 4.95%, 09/14/2026		7,150	6,943
Clean Renewable Power Mauritius Pte Ltd., (Mauritius), Reg. S, 4.25%, 03/25/2027		3,350	3,109
Clearway Energy Operating LLC,
3.75%, 01/15/2032 (e)		977	831
4.75%, 03/15/2028 (e)		421	402
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026		497	479
CLP Power Hong Kong Financing Ltd., (British Virgin Islands), Reg. S, 2.13%, 06/30/2030		1,200	1,022
Comision Federal de Electricidad, (Mexico),
6.26%, 02/15/2052 (e)		1,200	1,025
Reg. S, 6.26%, 02/15/2052		200	171
Connecticut Light and Power Co. (The), 4.65%, 01/01/2029		1,000	989
Constellation Energy Generation LLC, 5.60%, 03/01/2028		56	57
Continuum Energy Aura Pte Ltd., (Singapore), Reg. S, 9.50%, 02/24/2027		3,300	3,387
Continuum Green Energy India Pvt / Co-Issuers, (India), 7.50%, 06/26/2033 (e)		2,800	2,777
ContourGlobal Power Holdings SA, (Luxembourg),
Reg. S, 2.75%, 01/01/2026	EUR	3,610	3,733
Reg. S, 3.13%, 01/01/2028	EUR	2,370	2,341
Diamond II Ltd., (Mauritius),
7.95%, 07/28/2026 (e)		1,000	1,014
Reg. S, 7.95%, 07/28/2026		1,200	1,216

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Dominion Energy, Inc.,
Series A, (CMT Index 5 Year + 2.39%), 6.88%, 02/01/2055 (aa)		1,916	1,960
Series B, (CMT Index 5 Year + 2.51%), 7.00%, 06/01/2054 (aa)		1,090	1,134
Edison International,
Series A, (CMT Index 5 Year + 4.70%), 5.38%, 03/15/2026 (x) (aa)		3,981	3,878
Series B, (CMT Index 5 Year + 3.90%), 5.00%, 12/15/2026 (x) (aa)		697	663
EDP — Energias de Portugal SA, (Portugal),
Reg. S, (EUR Swap Rate 5 Year + 1.84%), 1.70%, 07/20/2080 (aa)	EUR	3,700	3,854
Reg. S, (EUR Swap Rate 5 Year + 2.38%), 1.88%, 08/02/2081 (aa)	EUR	200	203
Reg. S, (EUR Swap Rate 5 Year + 3.18%), 5.94%, 04/23/2083 (aa)	EUR	4,400	4,906
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.08%), 1.88%, 03/14/2082 (aa)	EUR	8,500	7,897
Electricite de France SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 3.97%), 3.38%, 06/15/2030 (x) (aa)	EUR	12,600	11,759
5.65%, 04/22/2029 (e)		207	209
5.70%, 05/23/2028 (e)		260	263
Reg. S, (GBP Swap Rate 13 Year + 4.23%), 6.00%, 01/29/2026 (x) (aa)	GBP	600	739
Enel Finance International NV, (Netherlands), 5.13%, 06/26/2029 (e)		379	373
Engie SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 1.94%), 4.75%, 03/14/2030 (x) (aa)	EUR	100	107
5.25%, 04/10/2029 (e)		200	199
EPH Financing International A/S, (Czech Republic), Reg. S, 6.65%, 11/13/2028	EUR	1,000	1,109
Eskom Holdings SOC Ltd., (South Africa),
Reg. S, 6.35%, 08/10/2028		2,500	2,422
7.13%, 02/11/2025 (e)		1,008	1,003
Reg. S, 7.13%, 02/11/2025		1,600	1,592
Reg. S, 8.45%, 08/10/2028		4,500	4,523
Evergy Missouri West, Inc., 5.15%, 12/15/2027 (e)		234	233
Eversource Energy, 5.95%, 02/01/2029		300	307
Fells Point Funding Trust, 3.05%, 01/31/2027 (e)		1,036	975
FirstEnergy Corp., 2.05%, 03/01/2025		330	321
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (e)		973	964
India Clean Energy Holdings, (Mauritius), Reg. S, 4.50%, 04/18/2027		1,100	1,009
Israel Electric Corp. Ltd., (Israel), Reg. S, 4.25%, 08/14/2028 (e)		4,500	4,147
JSW Hydro Energy Ltd., (India), Reg. S, 4.13%, 05/18/2031		3,800	3,373
Liberty Utilities Co., 5.58%, 01/31/2029 (e)		557	560

SEE NOTES TO FINANCIAL STATEMENTS.

270	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Electric — continued
LLPL Capital Pte Ltd., (Singapore), Reg. S, 6.88%, 02/04/2039		2,168	2,182
Minejesa Capital BV, (Netherlands), Reg. S, 4.63%, 08/10/2030		4,370	4,189
Mong Duong Finance Holdings BV, (Netherlands),
Reg. S, 5.13%, 05/07/2029		6,863	6,520
MVM Energetika Zrt, (Hungary), Reg. S, 7.50%, 06/09/2028		2,800	2,911
National Grid plc, (United Kingdom), 5.60%, 06/12/2028		91	92
Naturgy Finance Iberia SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 2.44%), 2.37%, 11/23/2026 (x) (aa)	EUR	300	304
NextEra Energy Capital Holdings, Inc.,
5.75%, 09/01/2025		154	154
(CMT Index 5 Year + 2.46%), 6.75%, 06/15/2054 (aa)		1,826	1,838
NextEra Energy Operating Partners LP,
3.88%, 10/15/2026 (e)		671	638
7.25%, 01/15/2029 (e)		753	773
NGG Finance plc, (United Kingdom),
Reg. S, (EUR Swap Rate 5 Year + 2.53%), 2.13%, 09/05/2082 (aa)	EUR	9,431	9,299
Reg. S, (GBP Swap Rate 12 Year + 3.48%), 5.63%, 06/18/2073 (aa)	GBP	5,040	6,331
NRG Energy, Inc.,
3.38%, 02/15/2029 (e)		750	667
3.63%, 02/15/2031 (e)		3,485	2,989
3.88%, 02/15/2032 (e)		2,950	2,534
5.25%, 06/15/2029 (e)		1,204	1,156
5.75%, 01/15/2028		3,025	3,002
6.63%, 01/15/2027		538	537
7.00%, 03/15/2033 (e)		455	480
(CMT Index 5 Year + 5.92%), 10.25%, 03/15/2028 (e) (x) (aa)		4,709	5,150
OGE Energy Corp., 5.45%, 05/15/2029		142	143
Orsted A/S, (Denmark),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.95%), 1.75%, 12/09/3019 (aa)	EUR	3,110	2,986
Reg. S, (UK Gilts 5 Year + 2.14%), 2.50%, 02/18/3021 (aa)	GBP	2,134	1,935
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		529	509
3.30%, 12/01/2027		270	252
5.45%, 06/15/2027		9	9
Palomino Funding Trust I, 7.23%, 05/17/2028 (e)		500	525
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)		462	428
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia),
Reg. S, 4.00%, 06/30/2050		1,400	1,005
Reg. S, 4.13%, 05/15/2027		1,400	1,350
Reg. S, 5.25%, 10/24/2042		1,400	1,265

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
PG&E Corp., 5.25%, 07/01/2030		926	884
Pike Corp., 8.63%, 01/31/2031 (e)		402	426
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027		123	125
Puget Energy, Inc., 3.65%, 05/15/2025		300	294
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries, (India), Reg. S, 4.50%, 07/14/2028		8,000	7,266
San Miguel Global Power Holdings Corp., (Philippines), Reg. S, (CMT Index 5 Year + 9.20%), 7.00%, 10/21/2025 (x) (aa)		10,150	10,019
Star Energy Geothermal Wayang Windu Ltd., (British Virgin Islands), Reg. S, 6.75%, 04/24/2033		4,541	4,569
System Energy Resources, Inc., 6.00%, 04/15/2028		832	847
Talen Energy Supply LLC, 8.63%, 06/01/2030 (e)		606	646
TransAlta Corp., (Canada), 7.75%, 11/15/2029		382	399
Vistra Corp.,
(CMT Index 5 Year + 5.74%), 7.00%, 12/15/2026 (e) (x) (aa)		6,790	6,731
(CMT Index 5 Year + 6.93%), 8.00%, 10/15/2026 (e) (x) (aa)		3,177	3,204
Series C, (CMT Index 5 Year + 5.05%), 8.88%, 01/15/2029 (e) (x) (aa)		950	982
Vistra Operations Co. LLC,
3.55%, 07/15/2024 (e)		2,775	2,772
3.70%, 01/30/2027 (e)		279	267
4.38%, 05/01/2029 (e)		8,750	8,149
5.00%, 07/31/2027 (e)		4,240	4,102
5.50%, 09/01/2026 (e)		835	823
5.63%, 02/15/2027 (e)		2,403	2,362
6.88%, 04/15/2032 (e)		4,383	4,449
6.95%, 10/15/2033 (e)		525	562
7.75%, 10/15/2031 (e)		1,839	1,915
WEC Energy Group, Inc., 5.60%, 09/12/2026		125	125

			257,817

Gas — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp.,
5.50%, 05/20/2025		318	317
5.88%, 08/20/2026		1,125	1,090
9.38%, 06/01/2028 (e)		1,344	1,379
Brooklyn Union Gas Co. (The), 4.63%, 08/05/2027 (e)		696	675
Centrica plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 2.51%), 6.50%, 05/21/2055 (aa)	GBP	152	194
China Oil & Gas Group Ltd., (Bermuda), Reg. S, 4.70%, 06/30/2026		200	183

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	271

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Gas — continued
National Fuel Gas Co.,
5.50%, 01/15/2026		289	288
5.50%, 10/01/2026		679	678
NiSource, Inc., 5.25%, 03/30/2028		47	47
Southwest Gas Corp., 5.45%, 03/23/2028		100	101
Spire, Inc., 5.30%, 03/01/2026		958	956
UGI International LLC, Reg. S, 2.50%, 12/01/2029	EUR	100	95

			6,003

Water — 0.2%
Thames Water Utilities Finance plc, (United Kingdom), Reg. S, 4.00%, 04/18/2027	EUR	100	93
Veolia Environnement SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 2.84%), 2.50%, 01/20/2029 (x) (aa)	EUR	8,000	7,688
Reg. S, (EUR Swap Rate 5 Year + 2.82%), 5.99%, 11/22/2028 (x) (aa)		EUR 7,600	8,464

			16,245

Total Utilities			280,065

Total Corporate Bonds (Cost $5,882,199)			5,887,199

Foreign Government Securities — 8.2%
Abu Dhabi Government International Bond, (United Arab Emirates), Reg. S, 3.88%, 04/16/2050		2,000	1,591
Angolan Government International Bond, (Angola),
Reg. S, 8.00%, 11/26/2029		7,700	6,918
Reg. S, 9.38%, 05/08/2048		3,800	3,175
Reg. S, 9.50%, 11/12/2025		2,400	2,433
Argentine Republic Government International Bond, (Argentina), SUB, 3.50%, 07/09/2041		29,100	11,339
Bahrain Government International Bond, (Bahrain),
Reg. S, 4.25%, 01/25/2028		7,700	7,219
Reg. S, 5.63%, 09/30/2031		3,000	2,814
Bank Gospodarstwa Krajowego, (Poland), Reg. S, 6.25%, 10/31/2028		5,600	5,797
Benin Government International Bond, (Benin), Reg. S, 7.96%, 02/13/2038		2,000	1,859
Brazilian Government International Bond, (Brazil),
4.75%, 01/14/2050		800	573
6.13%, 03/15/2034		2,750	2,643
7.13%, 05/13/2054		5,850	5,652
Chile Government International Bond, (Chile),
4.85%, 01/22/2029		15,800	15,601
4.95%, 01/05/2036		2,700	2,586
5.33%, 01/05/2054		1,400	1,330

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Colombia Government International Bond, (Colombia),
3.88%, 04/25/2027		2,650	2,492
5.00%, 06/15/2045		4,700	3,303
5.63%, 02/26/2044		8,100	6,195
7.50%, 02/02/2034		5,300	5,303
8.00%, 11/14/2035		400	412
8.75%, 11/14/2053		500	526
Costa Rica Government International Bond, (Costa Rica),
Reg. S, 5.63%, 04/30/2043		2,700	2,424
Reg. S, 7.30%, 11/13/2054		2,100	2,202
Dominican Republic International Bond, (Dominican Republic),
Reg. S, 4.50%, 01/30/2030		600	544
Reg. S, 5.50%, 01/27/2025		5,000	4,988
Reg. S, 5.95%, 01/25/2027		5,000	4,953
Reg. S, 6.00%, 02/22/2033		10,700	10,349
Reg. S, 6.85%, 01/27/2045		4,100	4,037
Reg. S, 6.88%, 01/29/2026		1,900	1,919
Ecuador Government International Bond, (Ecuador),
Reg. S, SUB, 2.50%, 07/31/2040		7,600	3,450
Reg. S, SUB, 3.50%, 07/31/2035		11,400	5,656
Reg. S, SUB, 6.00%, 07/31/2030		4,370	2,763
Egypt Government International Bond, (Egypt),
Reg. S, 3.88%, 02/16/2026		2,600	2,404
Reg. S, 4.75%, 04/16/2026	EUR	9,200	9,280
Reg. S, 5.88%, 02/16/2031		3,000	2,328
Reg. S, 6.38%, 04/11/2031	EUR	9,600	8,161
Reg. S, 7.50%, 02/16/2061		2,000	1,340
El Salvador Government International Bond, (El Salvador),
Reg. S, 6.38%, 01/18/2027		1,937	1,721
Reg. S, 7.12%, 01/20/2050		2,500	1,595
Reg. S, 7.63%, 09/21/2034		4,500	3,129
Reg. S, 8.25%, 04/10/2032		1,900	1,494
Finance Department Government of Sharjah, (United Arab Emirates), Reg. S, 4.00%, 07/28/2050		2,000	1,305
Gabon Government International Bond, (Gabon),
Reg. S, 6.63%, 02/06/2031		1,000	750
Reg. S, 6.95%, 06/16/2025		1,100	1,007
Ghana Government International Bond, (Ghana), Reg. S, 10.75%, 10/14/2030		15,200	10,282
Guatemala Government Bond, (Guatemala),
Reg. S, 4.38%, 06/05/2027		7,700	7,352
Reg. S, 5.38%, 04/24/2032		3,000	2,855
Reg. S, 6.60%, 06/13/2036		3,200	3,219
Hungary Government International Bond, (Hungary),
Reg. S, 5.25%, 06/16/2029		3,800	3,730
Reg. S, 5.50%, 03/26/2036		2,700	2,594

SEE NOTES TO FINANCIAL STATEMENTS.

272	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Reg. S, 6.75%, 09/25/2052		3,200	3,417
7.63%, 03/29/2041		2,200	2,508
Indonesia Government International Bond, (Indonesia),
Reg. S, 4.75%, 07/18/2047		1,400	1,286
Reg. S, 6.63%, 02/17/2037		2,400	2,679
Iraq International Bond, (Iraq), Reg. S, 5.80%, 01/15/2028		800	747
Israel Government International Bond, (Israel),
5.38%, 03/12/2029		1,200	1,177
5.50%, 03/12/2034		2,700	2,566
5.75%, 03/12/2054		1,200	1,081
Ivory Coast Government International Bond, (Ivory Coast),
Reg. S, 4.88%, 01/30/2032	EUR	2,400	2,149
Reg. S, 5.25%, 03/22/2030	EUR	2,900	2,821
Reg. S, SUB, 5.75%, 12/31/2032		221	206
Reg. S, 6.88%, 10/17/2040	EUR	3,700	3,309
Reg. S, 8.25%, 01/30/2037		3,700	3,578
Jordan Government International Bond, (Jordan),
Reg. S, 5.75%, 01/31/2027		4,400	4,180
Reg. S, 7.38%, 10/10/2047		600	510
Korea National Oil Corp., (South Korea),
Reg. S, 4.88%, 04/03/2028		4,100	4,075
4.88%, 04/03/2029 (e)		1,500	1,483
KSA Sukuk Ltd., (Cayman Islands), Reg. S, 5.27%, 10/25/2028		3,300	3,333
Magyar Export-Import Bank Zrt, (Hungary), Reg. S, 6.13%, 12/04/2027		3,800	3,812
Mexican Udibonos, (Mexico),
Series S, 2.75%, 11/27/2031	MXN	147,141	6,724
Series S, 3.00%, 12/03/2026	MXN	165,838	8,367
Series S, 4.00%, 08/24/2034	MXN	21,136	1,035
Mexico Government International Bond, (Mexico),
4.50%, 04/22/2029		200	192
5.00%, 05/07/2029		3,300	3,222
5.75%, 10/12/2110		1,900	1,567
6.00%, 05/07/2036		1,000	974
6.40%, 05/07/2054		1,300	1,238
MFB Magyar Fejlesztesi Bank Zrt, (Hungary), Reg. S, 6.50%, 06/29/2028		5,400	5,491
Mongolia Government International Bond, (Mongolia),
Reg. S, 3.50%, 07/07/2027		3,100	2,784
Reg. S, 4.45%, 07/07/2031		2,900	2,437
Reg. S, 5.13%, 04/07/2026		5,400	5,224
7.88%, 06/05/2029 (e)		1,000	1,022
Reg. S, 7.88%, 06/05/2029		1,600	1,635
8.65%, 01/19/2028 (e)		1,400	1,458
Reg. S, 8.65%, 01/19/2028		1,400	1,458

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Montenegro Government International Bond, (Montenegro), 7.25%, 03/12/2031 (e)		2,500	2,508
Morocco Government International Bond, (Morocco), Reg. S, 5.50%, 12/11/2042		2,700	2,379
National Bank of Uzbekistan, (Uzbekistan), Reg. S, 4.85%, 10/21/2025		500	481
Nigeria Government International Bond, (Nigeria),
Reg. S, 7.38%, 09/28/2033		8,200	6,694
Reg. S, 7.63%, 11/21/2025		200	201
Reg. S, 8.38%, 03/24/2029		7,200	6,748
North Macedonia Government International Bond, (North Macedonia), Reg. S, 6.96%, 03/13/2027	EUR	2,700	2,995
Oman Government International Bond, (Oman),
Reg. S, 6.25%, 01/25/2031		13,300	13,682
Reg. S, 6.75%, 01/17/2048		3,200	3,257
Pakistan Global Sukuk Programme Co. Ltd. (The), (Pakistan), Reg. S, 7.95%, 01/31/2029		500	445
Pakistan Government International Bond, (Pakistan),
Reg. S, 6.00%, 04/08/2026		11,200	10,123
Reg. S, 6.88%, 12/05/2027		15,900	13,753
Reg. S, 7.38%, 04/08/2031		9,050	7,251
Reg. S, 8.25%, 09/30/2025		7,300	6,962
Reg. S, 8.88%, 04/08/2051		11,700	8,957
Pakistan Water & Power Development Authority, (Pakistan), Reg. S, 7.50%, 06/04/2031		3,000	2,254
Panama Government International Bond, (Panama),
3.16%, 01/23/2030		800	674
3.75%, 03/16/2025		931	915
4.50%, 04/01/2056		10,800	6,992
6.85%, 03/28/2054		1,300	1,187
7.50%, 03/01/2031		1,300	1,355
7.88%, 03/01/2057		900	934
8.00%, 03/01/2038		700	738
8.88%, 09/30/2027		18,500	19,963
Paraguay Government International Bond, (Paraguay),
Reg. S, 5.40%, 03/30/2050		2,100	1,832
Reg. S, 5.85%, 08/21/2033		4,400	4,371
6.00%, 02/09/2036 (e)		400	401
7.90%, 02/09/2031 (e)	PYG	9,789,000	1,344
Peruvian Government International Bond, (Peru),
3.23%, 07/28/2121		3,100	1,755
3.60%, 01/15/2072		4,200	2,693
6.55%, 03/14/2037		8,300	8,865
6.90%, 08/12/2037 (e)	PEN	6,300	1,567
Reg. S, 6.95%, 08/12/2031	PEN	3,800	1,013

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	273

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Philippine Government International Bond, (Philippines),
2.95%, 05/05/2045		2,400	1,662
3.70%, 03/01/2041		2,500	2,037
6.38%, 10/23/2034		1,200	1,314
Qatar Government International Bond, (Qatar),
Reg. S, 4.82%, 03/14/2049		2,000	1,870
Reg. S, 5.10%, 04/23/2048		5,200	5,063
Reg. S, 6.40%, 01/20/2040		2,100	2,354
Republic of Armenia International Bond, (Armenia),
Reg. S, 3.60%, 02/02/2031		1,500	1,219
Reg. S, 3.95%, 09/26/2029		1,600	1,385
Republic of Cameroon International Bond, (Cameroon),
Reg. S, 5.95%, 07/07/2032	EUR	1,900	1,577
Reg. S, 9.50%, 11/19/2025		533	525
Republic of Kenya Government International Bond, (Kenya),
Reg. S, 7.00%, 05/22/2027		4,700	4,469
Reg. S, 7.25%, 02/28/2028		3,400	3,086
Reg. S, 8.00%, 05/22/2032		1,600	1,390
9.75%, 02/16/2031 (e)		2,800	2,682
Republic of Poland Government International Bond, (Poland), 5.50%, 04/04/2053		6,700	6,568
Republic of South Africa Government International Bond, (South Africa),
4.85%, 09/30/2029		5,000	4,577
5.75%, 09/30/2049		1,600	1,206
7.30%, 04/20/2052		3,000	2,711
Republic of Uzbekistan International Bond, (Uzbekistan), Reg. S, 3.90%, 10/19/2031		2,500	2,030
Romanian Government International Bond, (Romania),
Reg. S, 2.12%, 07/16/2031	EUR	2,300	1,980
Reg. S, 2.13%, 03/07/2028	EUR	4,800	4,743
Reg. S, 2.63%, 12/02/2040	EUR	3,900	2,709
5.88%, 01/30/2029 (e)		2,370	2,355
Reg. S, 5.88%, 01/30/2029		400	398
Reg. S, 6.13%, 01/22/2044		800	759
Reg. S, 6.38%, 09/18/2033	EUR	2,800	3,118
6.38%, 01/30/2034 (e)		1,800	1,810
Reg. S, 6.38%, 01/30/2034		1,300	1,307
Reg. S, 6.63%, 02/17/2028		1,800	1,839
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 3.25%, 10/22/2030		5,500	4,943
Reg. S, 3.45%, 02/02/2061		5,700	3,733
Reg. S, 3.75%, 01/21/2055		6,000	4,224
Reg. S, 4.38%, 04/16/2029		6,100	5,936
Reg. S, 5.00%, 01/16/2034		3,100	3,045
Reg. S, 5.75%, 01/16/2054		1,800	1,750

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Foreign Government Securities — continued
Senegal Government International Bond, (Senegal),
Reg. S, 4.75%, 03/13/2028	EUR	900	889
Reg. S, 5.38%, 06/08/2037	EUR	4,200	3,267
Reg. S, 6.25%, 05/23/2033		1,400	1,172
Serbia International Bond, (Serbia),
Reg. S, 2.05%, 09/23/2036	EUR	4,000	3,031
6.00%, 06/12/2034 (e)		1,400	1,378
Reg. S, 6.25%, 05/26/2028		4,000	4,044
Reg. S, 6.50%, 09/26/2033		1,000	1,014
Slovenia Government International Bond, (Slovenia), Reg. S, 5.00%, 09/19/2033		2,000	1,985
Sri Lanka Government International Bond, (Sri Lanka),
Reg. S, 5.75%, 04/18/2023 (d)		2,600	1,482
6.20%, 05/11/2027 (d) (e)		15,600	9,117
Reg. S, 6.20%, 05/11/2027 (d)		3,800	2,221
Reg. S, 6.75%, 04/18/2028 (d)		8,700	5,093
Reg. S, 6.85%, 03/14/2024 (d)		15,640	9,019
Reg. S, 6.85%, 11/03/2025 (d)		11,100	6,524
Reg. S, 7.55%, 03/28/2030 (d)		2,000	1,152
Reg. S, 7.85%, 03/14/2029 (d)		4,800	2,834
Trinidad & Tobago Government International Bond, (Trinidad and Tobago),
5.95%, 01/14/2031 (e)		1,200	1,185
Reg. S, 5.95%, 01/14/2031		200	198
Tunisian Republic, (Tunisia), Reg. S, 5.75%, 01/30/2025		4,200	3,990
Turkiye Government International Bond, (Turkey),
5.75%, 05/11/2047		4,800	3,682
6.88%, 03/17/2036		7,000	6,615
7.63%, 05/15/2034		6,900	6,943
9.38%, 03/14/2029		3,200	3,475
Turkiye Ihracat Kredi Bankasi A/S, (Turkey), 7.50%, 02/06/2028 (e)		1,000	1,000
Uruguay Government International Bond, (Uruguay),
5.10%, 06/18/2050		3,600	3,416
5.75%, 10/28/2034		2,900	3,036
Uzbekneftegaz JSC, (Uzbekistan), Reg. S, 4.75%, 11/16/2028		2,500	2,097
Vietnam Government International Bond, (Vietnam), Series 30YR, 5.50%, 03/12/2028		216	203

Total Foreign Government Securities (Cost $599,385)			615,062

U.S. Treasury Obligations—1.6%
U.S. Treasury Notes,
2.75%, 04/30/2027 (ff)		740	705
3.75%, 12/31/2028 (ee)		5,300	5,167
4.25%, 01/31/2026		66,690	66,049
4.25%, 02/28/2031		26,850	26,720
4.38%, 05/15/2034		3,500	3,509
4.63%, 02/28/2026		4,000	3,986
4.88%, 11/30/2025		6,937	6,929
4.88%, 04/30/2026		10,000	10,015

Total U.S. Treasury Obligations (Cost $123,899)			123,080

SEE NOTES TO FINANCIAL STATEMENTS.

274	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 0.1%
Basic Materials — 0.0% (g)
Chemicals — 0.0% (g)
Venator Materials plc, (United Kingdom) (a)	4	2,551

Communications — 0.1%
Telecommunications — 0.1%
Digicel Holdings Bermuda Ltd., (Jamaica) (a) (e) (bb)	856	2,132
Intelsat SA, (Luxembourg) (a) (e)	87	3,188

Total Communications		5,320

Utilities — 0.0% (g)
Electric — 0.0% (g)
Heritage Power LLC, (a) (bb)	47	686

Total Common Stocks (Cost $10,524)		8,557

Preferred Stocks —0.1%
Communications — 0.0% (g)
Telecommunications — 0.0% (g)
Digicel Holdings Bermuda Ltd., expiring, (Jamaica) (a) (e) (bb)	157	1,647

Consumer Cyclical — 0.1%
Retail — 0.1%
Ferrellgas Escrow LLC, expiring, 03/30/2031 (a) (e) (bb)	6	6,467

Total Preferred Stocks (Cost $7,699)		8,114

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — 3.6% (o)
Basic Materials — 0.1%
Chemicals — 0.1%
Consolidated Energy Finance SA, 2024 Incremental Term Loan, (Luxembourg), (CME Term SOFR 1 Month + 4.50%), 9.84%, 11/15/2030 (aa)	2,993	2,907
Discovery Purchaser Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.38%), 9.68%, 10/04/2029 (aa)	3,206	3,197
Herens Holdco Sarl, Facility B (USD), (Luxembourg), (CME Term SOFR 3 Month + 3.93%), 9.36%, 07/03/2028 (aa)	611	592
Olympus Water US Holding Corp., Term B-5 Dollar Loan, (CME Term SOFR 3 Month + 3.50%), 8.83%, 06/20/2031	9	9
Venator Materials LLC, First-Out Delayed Draw Term Loan, (CME Term SOFR 1 Month + 2.00%), 7.34%, 01/16/2026 (aa)	384	384
Venator Materials LLC, First-Out Term Loan, (CME Term SOFR 3 Month + 2.00%), 7.33%, 01/16/2026 (aa)	493	493
Venator Materials LLC, Initial Term Loan, (CME Term SOFR 3 Month + 2.00%), 7.30%, 10/12/2028 (aa)	1,240	1,229

		8,811

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Mining — 0.0% (g)
U.S. Silica Co., Term Loan, (CME Term SOFR 1 Month + 4.00%), 9.34%, 03/25/2030 (aa)	586	587

Total Basic Materials		9,398

Communications — 0.6%
Advertising — 0.0% (g)
Clear Channel Outdoor Holdings, Inc., Term B Loan, (CME Term SOFR 1 Month + 4.00%), 9.46%, 08/21/2026 (aa)	2,841	2,841

Internet — 0.1%
Cablevision Lightpath LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.25%), 8.69%, 11/30/2027 (aa)	1,750	1,658
CNT Holdings I Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 8.83%, 11/08/2027 (aa)	1,182	1,184
Gen Digital, Inc., Initial Tranche A Term Loan, (CME Term SOFR 1 Month + 1.50%), 6.94%, 09/10/2027 (aa)	974	972
MH Sub I LLC, 2021 Replacement Term Loan (Second Lien), (CME Term SOFR 1 Month + 6.25%), 11.59%, 02/23/2029 (aa)	758	753
MH Sub I LLC, 2023 May Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 9.59%, 05/03/2028 (aa)	4,055	4,048
Proofpoint, Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 8.34%, 08/31/2028 (aa)	947	948

		9,563

Media — 0.2%
Charter Communications Operating LLC, Term B-2 Loan, (CME Term SOFR 3 Month + 1.75%), 7.05%, 02/01/2027 (aa)	1,389	1,387
CSC Holdings LLC, 2022 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.50%), 9.83%, 01/18/2028 (aa)	3,992	3,830
CSC Holdings LLC, September 2019 Initial Term Loan, (CME Term SOFR 1 month + 2.50%), 7.94%, 04/15/2027	427	354
Diamond Sports Group LLC, DIP Term Loan, 5.00%, 12/02/2024 (d)	2,010	2,786
Diamond Sports Group LLC, Term Loan (First Lien), (CME Term SOFR 1 Month + 10.00%), 5.34%, 05/25/2026 (d) (aa)	411	383
Diamond Sports Group LLC, Term Loan (Second Lien), (CME Term SOFR 3 Month + 3.40%), 4.63%, 08/24/2026 (d) (aa)	4,720	94
DIRECTV Financing LLC, 2024 Refinancing Term B Loan, (CME Term SOFR 1 Month + 5.25%), 10.71%, 08/02/2029 (aa)	66	66
DIRECTV Financing LLC, Closing Date Term Loan, (CME Term SOFR 1 Month + 5.00%), 10.46%, 08/02/2027 (aa)	679	680
Gray Television, Inc., Term F Loan, (CME Term SOFR 1 Month + 5.25%), 10.58%, 06/04/2029 (aa)	2,679	2,542

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	275

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)
Loan Assignments — continued
Media — continued
Radiate Holdco LLC, Amendment No. 6 Term B Loan, (CME Term SOFR 1 Month + 3.25%), 8.71%, 09/25/2026 (aa)		1,285		1,038
Univision Communications, Inc., 2024 Replacement Converted First-Lien Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.94%, 01/31/2029		276		273
Virgin Media Bristol LLC, N Facility, (CME Term SOFR 1 Month + 2.50%), 7.94%, 01/31/2028 (aa)		1,042		995

				14,428

Telecommunications — 0.3%
Altice Financing SA, 2022 Refinancing Dollar Commitments, (Luxembourg), 10/31/2027(u)		500		429
Connect Finco Sarl, Amendment No. 4 Term Loan, (Luxembourg), (CME Term SOFR 1 Month + 4.50%), 9.84%, 09/27/2029 (aa)		—	(h)	—	(h)
Delta Topco, Inc., Second Amendment Refinancing Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.25%), 10.60%, 11/29/2030 (aa)		386		391
Delta Topco, Inc., Second Amendment Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 8.85%, 11/30/2029 (aa)		1,918		1,916
Digicel International Finance Ltd., Initial Term Loan (First Lien), (Saint Lucia), (CME Term SOFR 3 Month + 5.25%), 10.57%, 05/25/2027 (aa)		1,651		1,594
Level 3 Financing, Inc., Term B-1, (CME Term SOFR 1 Month + 6.56%), 11.90%, 04/15/2029 (aa)		3,327		3,253
Level 3 Financing, Inc., Term B-2, (CME Term SOFR 1 Month + 6.56%), 11.90%, 04/15/2030 (aa)		2,320		2,256
Lumen Technologies, Inc., Term B-1 Loan, (CME Term SOFR 1 Month + 2.35%), 7.81%, 04/15/2029 (d) (aa)		12		9
Lumen Technologies, Inc., Term B-2 Loan, (CME Term SOFR 1 Month + 2.35%), 7.81%, 04/15/2030 (d) (aa)		13		9
Lumen Technologies, Inc., Term Loan A, (CME Term SOFR 1 Month + 6.00%), 5.34%, 06/01/2028		76		62
Lumen Technologies, Inc., Term Loan A, (CME Term SOFR 3 Month + 6.00%), 11.35%, 06/01/2028		282		233
Odido Holding BV, Facility B Loan, (Netherlands), (EURIBOR 3 Month + 3.90%), 7.60%, 03/30/2029	EUR	6,910		7,391
ViaSat, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 9.94%, 05/30/2030 (aa)		766		680
Xplore, Inc., Initial Term Loan (Second Lien), (Canada), (CME Term SOFR 3 Month + 7.00%), 5.30%, 10/01/2029 (d)		1,300		43

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
Xplore, Inc., Refinancing Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.00%), 5.30%, 10/02/2028 (d) (aa)		3,232	489
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 3.00%), 8.46%, 03/09/2027 (aa)		37	32

			18,787

Total Communications			45,619

Consumer Cyclical — 0.3%
Airlines — 0.0% (g)
AAdvantage Loyalty IP Ltd., Initial Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 4.75%), 10.34%, 04/20/2028 (aa)		1,623	1,675
Mileage Plus Holdings LLC, Initial Term Loan Retired 07/02/2024, (CME Term SOFR 3 Month + 5.25%), 10.74%, 06/21/2027 (aa)		45	46

			1,721

Auto Parts & Equipment — 0.1%
First Brands Group LLC, 2021 Term Loan (Second Lien), (CME Term SOFR 3 Month + 8.50%), 14.14%, 03/30/2028 (aa)		2,290	2,204
Tenneco, Inc., Term A Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 10.18%, 11/17/2028 (aa)		1,886	1,804
Tenneco, Inc., Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 10.43%, 11/17/2028 (aa)		584	560

			4,568

Cosmetics/Personal Care — 0.0% (g)
KDC/ONE Development Corp., Inc., Dollar Tranche Term Loan Retired (Canada), (CME Term SOFR 1 Month + 4.50%), 9.82%, 08/15/2028		836	837

Distribution/Wholesale — 0.2%
BCPE Empire Holdings, Inc., Amendment No. 5 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 4.00%), 9.34%, 12/11/2028 (aa)		742	742
Parts Europe, Facility B, (France), (EURIBOR 3 Month + 3.75%), 7.65%, 02/03/2031	EUR	3,000	3,210

			3,952

Entertainment — 0.0% (g)
Cedar Fair, L.P., Initial Term B Loan, (CME Term SOFR 1 Month + 2.00%), 7.33%, 05/01/2031 (aa)		864	861
Entain plc, Facility B3 (USD), (Isle of Man), (CME Term SOFR 6 Month + 2.75%), 8.01%, 10/31/2029 (aa)		1,252	1,253
Motion Acquisition Limited, Facility B (USD) Loan, (United Kingdom), (CME Term SOFR 3 Month + 3.50%), 8.83%, 11/12/2029 (aa)		1,052	1,052

			3,166

SEE NOTES TO FINANCIAL STATEMENTS.

276	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Entertainment — continued
Leisure Time — 0.0% (g)
Sabre GLBL, Inc., 2021 Other Term B-1 Loan, (CME Term SOFR 1 Month + 3.50%), 8.96%, 12/17/2027 (aa)	250	224
Sabre GLBL, Inc., 2021 Other Term B-2 Loan, (CME Term SOFR 1 Month + 3.50%), 8.96%, 12/17/2027 (aa)	395	354

		578

Lodging — 0.0% (g)
Wyndham Hotels & Resorts, Inc., 2022 Term A Loan, (CME Term SOFR 1 Month + 1.75%), 7.19%, 04/08/2027 (aa)	285	284

Retail — 0.1%
1011778 B.C. Unlimited Liability Co., Term B-5 Loan, (Canada), (CME Term SOFR 1 Month + 1.75%), 7.09%, 09/20/2030	1,413	1,408
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (CME Term SOFR 3 Month + 4.00%), 9.33%, 01/29/2031 (aa)	501	498
Great Outdoors Group LLC, Term B-2 Loan, (CME Term SOFR 1 Month + 3.75%), 9.21%, 03/06/2028 (aa)	2,194	2,190
Gulfside Supply, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 3.00%), 8.33%, 06/17/2031	368	368
PetSmart LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.75%), 9.19%, 02/11/2028 (aa)	1,518	1,512
White Cap Supply Holdings LLC, Tranche C Term Loan, (CME Term SOFR 1 Month + 3.25%), 8.59%, 10/19/2029 (aa)	1,239	1,241

		7,217

Total Consumer Cyclical		22,323

Consumer Non-cyclical — 0.6%
Commercial Services — 0.2%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (CME Term SOFR 1 Month + 3.75%), 9.19%, 05/12/2028 (aa)	2,306	2,296
APi Group DE, Inc., Repriced 2021 Incremental Term Loan (2024), (CME Term SOFR 1 Month + 2.00%), 7.34%, 01/03/2029 (aa)	277	277
Ensemble RCM LLC, Term B Loan, (CME Term SOFR 3 Month + 3.00%), 8.33%, 08/01/2029	1,235	1,230
Grant Thornton Advisors LLC, Initial Term Loan, (CME Term SOFR 3 Month + 3.25%), 8.60%, 06/02/2031 (aa)	1,884	1,889
PECF USS Intermediate Holding III Corp., Initial Term Loan, (CME Term SOFR 3 Month + 4.25%), 9.84%, 12/15/2028 (aa)	423	279

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
PG Polaris Bidco Sarl, Initial Term Loan, (Luxembourg), (CME Term SOFR 3 Month + 3.50%), 8.83%, 03/26/2031 (aa)		1,277	1,284
Wand Newco 3, Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 9.09%, 01/30/2031 (aa)		4,646	4,674

			11,929

Healthcare — Products — 0.1%
Bausch + Lomb Corp., Initial Term Loan, (Canada), (CME Term SOFR 1 Month + 3.25%), 8.69%, 05/10/2027 (aa)		4,560	4,508
Medline Borrower, LP, Add-on non-fungible Term Loan, (CME Term SOFR 3 Month + 2.25%), 7.58%, 10/23/2028		3,261	3,261

			7,769

Healthcare — Services — 0.1%
Catalent Pharma Solutions, Inc., 2021 Incremental Dollar Term B-3, (CME Term SOFR 1 Month + 2.00%), 7.45%, 02/22/2028		1,496	1,495
Cidron Atrium SE, Facility B1 (First Lien), (Germany), (EURIBOR 6 Month + 5.00%), 8.86%, 05/22/2028	EUR	2,000	2,043
DaVita, Inc., Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 1.75%), 7.21%, 08/12/2026 (aa)		432	432
LifePoint Health, Inc., 2024 Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 9.33%, 05/17/2031 (aa)		1,263	1,264
LifePoint Health, Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 10.06%, 11/16/2028 (aa)		553	556
Parexel International, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 8.71%, 11/15/2028 (aa)		540	541
Quorum Health Corp., Term Loan (Exit), (CME Term SOFR 3 Month + 8.25%), 13.65%, 04/29/2025 (aa)		623	461
Star Parent, Inc., Term Loan, (CME Term SOFR 3 Month + 3.75%), 9.08%, 09/27/2030 (aa)		1,682	1,679
Surgery Center Holdings, Inc., Initial Term Loan Retired, (CME Term SOFR 1 Month + 2.75%), 8.33%, 12/19/2030		449	450

			8,921

Pharmaceuticals — 0.2%
Bausch Health Companies, Inc., Second Amendment Term Loan, (Canada), (CME Term SOFR 3 Month + 5.25%), 10.69%, 02/01/2027		2,779	2,526

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	277

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Pharmaceuticals — continued
Cooper Consumer Health, Incremental Facility B2, (France), (EURIBOR 3 Month + 4.75%), 8.44%, 11/06/2028	EUR	3,775	4,002
Elanco Animal Health, Inc., Term Loan, (CME Term SOFR 1 Month + 1.75%), 7.18%, 08/01/2027 (aa)		1,104	1,099
Endo Finance Holdings, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.50%), 9.83%, 04/23/2031 (aa)		2,787	2,782
Gainwell Acquisition Corp., Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 9.43%, 10/01/2027 (aa)		2,670	2,582
Nidda Healthcare Holding GmbH, Facility F (EUR), (Germany), (EURIBOR 3 Month + 3.50%), 7.32%, 08/21/2026	EUR	1,500	1,603

			14,594

Total Consumer Non-cyclical			43,213

Diversified — 0.0% (g)
Holding Companies—Diversified — 0.0% (g)
GN Loanco LLC, Term B Loan, (CME Term SOFR 3 Month + 4.50%), 9.83%, 12/19/2030 (aa)		1,413	1,314

Energy — 0.1%
Pipelines — 0.1%
Buckeye Partners, L.P., 2024 Tranche B-3 Term Loan, (CME Term SOFR 1 Month + 2.00%), 7.34%, 11/01/2026 (aa) (aa)		422	423
New Fortress Energy, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 5.00%), 10.33%, 10/30/2028 (aa)		3,020	2,934
NGL Energy Operating LLC, Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 9.84%, 02/03/2031 (aa)		1,008	1,011
Total Energy			4,368

Financial — 0.4%
Banks — 0.0% (g)
Chrysaor Bidco Sarl, Delayed Draw Term Loan (USD), (Luxembourg), (CME Term SOFR 3 Month + 3.50%), 8.81%, 05/14/2031		31	31
Chrysaor Bidco Sarl, Term Loan B (USD), (Luxembourg), (CME Term SOFR 3 Month + 3.50%), 8.82%, 05/14/2031		424	425
Turkiye Cumhuriyeti Ziraat Bankasi Anonim Sirketi, (USD) Term Loan, (Turkey), (CME Term SOFR 3 Month + 3.10%), 8.41%, 04/30/2025 (aa) (bb) (aa)		2,200	2,200

			2,656

Diversified Financial Services — 0.1%
Avolon TLB Borrower 1, Term B-6 Loan, (CME Term SOFR 1 Month + 2.00%), 7.34%, 06/22/2028 (aa)		597	598

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Financial Services — continued
CPI Holdco B LLC, Initial Term Loan, (CME Term SOFR 1 Month + 2.00%), 7.34%, 05/17/2031 (aa)	1,329	1,327
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.75%), 12.35%, 04/07/2028 (aa)	763	761
Deerfield Dakota Holding LLC, Initial Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 9.08%, 04/09/2027 (aa)	1,011	1,010
FleetCor Technologies Operating Co. LLC, Term B-4 Loan, (CME Term SOFR 1 Month + 1.75%), 7.19%, 04/28/2028 (aa)	942	942
Fly Funding II Sarl, Replacement Loan, (Luxembourg), 08/11/2025 (u)	320	310
Jane Street Group LLC, 2024 Repricing Term Loan, (CME Term SOFR 1 Month + 2.50%), 7.96%, 01/26/2028 (aa)	696	696
LPL Holdings, Inc., Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 1.75%), 7.18%, 11/12/2026 (aa)	223	223
Setanta Aircraft Leasing Designated Activity Co., New Loan, (Ireland), (CME Term SOFR 3 Month + 1.75%), 7.08%, 11/05/2028 (aa)	119	119

		5,986

Insurance — 0.3%
Acrisure LLC, 2024 Refinancing Term Loan, 11/06/2030 (u)	1,500	1,497
Alliant Holdings Intermediate, LLC, (CME Term SOFR 1 Month + 3.50%), 8.84%, 11/06/2030 (aa)	172	173
AssuredPartners, Inc., 2024 Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.84%, 02/14/2031 (aa)	2,106	2,110
Asurion LLC, New B-4 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 10.71%, 01/20/2029 (aa)	1,475	1,357
Asurion LLC, New B-8 Term Loan, (CME Term SOFR 1 Month + 3.25%), 8.71%, 12/23/2026 (aa)	2,095	2,075
Sedgwick Claims Management Services, Inc., TLB, (CME Term SOFR 1 Month + 3.75%), 9.09%, 06/27/2031	552	552
Truist Insurance Holdings LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 8.58%, 05/06/2031 (aa)	3,340	3,343
Truist Insurance Holdings LLC, Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 4.75%), 10.08%, 05/06/2032 (aa)	8,000	8,143

		19,250

SEE NOTES TO FINANCIAL STATEMENTS.

278	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Insurance — continued
Investment Companies — 0.0% (g)
WEC US Holdings Ltd., Initial Term Loan, (CME Term SOFR 1 Month + 2.75%), 8.09%, 01/27/2031 (aa)		794	794

Real Estate — 0.0% (g)
CoreLogic, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.96%, 06/02/2028 (aa)		745	732

REITS — 0.0% (g)
Invitation Homes Operating Partnership LP, Term Loan A, (CME Term SOFR 1 Month + 1.00%), 6.43%, 01/31/2025		837	829

Total Financial			30,247

Government — 0.1%
Sovereign — 0.1%
Republic of Cote d’Ivoire, Term Loan, (EURIBOR 3 Month + 3.05%), 6.86%, 02/11/2034 (bb)	EUR	4,000	4,269
Republic of Tanzania, Term Loan, (CME Term SOFR 3 Month + 5.47%), 10.75%, 06/20/2030 (bb)		5,000	4,981

Total Government			9,250

Industrial — 0.5%
Aerospace/Defense — 0.0% (g)
Bleriot US Bidco, Inc., Term Loan, (CME Term SOFR 3 Month + 3.25%), 8.59%, 10/31/2030		729	732
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B-1 Loan, (CME Term SOFR 1 Month + 3.50%), 8.84%, 08/24/2028 (aa)		554	556
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B-2 Loan, (CME Term SOFR 1 Month + 3.50%), 8.84%, 08/24/2028 (aa)		214	214
Ovation Parent, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 3.50%), 8.83%, 04/21/2031 (aa)		824	828

			2,330

Building Materials — 0.0% (g)
Chariot Buyer LLC, Amendment No. 2 Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.84%, 11/03/2028 (aa)		898	900
Cornerstone Building Brands, Inc., Tranche C Term Loan, (CME Term SOFR 1 Month + 4.50%), 9.83%, 05/15/2031 (aa)		492	488
EMRLD Borrower LP, Term Loan B, (CME Term SOFR 3 Month + 2.50%), 7.83%, 06/18/2031		797	796

			2,184

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Electronics — 0.0% (g)
Indicor LLC, Tranche B Dollar Term Loan (First Lien) Retired, (CME Term SOFR 3 Month + 3.25%), 8.58%, 11/22/2029	236	237

Engineering & Construction — 0.2%
Apple Bidco LLC, Amendment No. 3 Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.84%, 09/22/2028 (aa)	454	454
Brand Industrial Services, Inc., Tranche C Term Loan, (CME Term SOFR 3 Month + 4.50%), 9.83%, 08/01/2030 (aa)	5,181	5,195
Brown Group Holding LLC, Incremental Term B-2 Facility, (CME Term SOFR 3 Month + 3.00%), 8.34%, 07/02/2029 (aa)	376	376
Chromalloy Corp., Term Loan, (CME Term SOFR 1 Month + 3.75%), 9.06%, 03/27/2031 (aa)	1,944	1,947

		7,972

Machinery — Diversified — 0.2%
CD&R Hydra Buyer, Inc., First Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 9.44%, 03/25/2031 (aa)	855	857
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, (Canada), (CME Term SOFR 6 Month + 5.00%), 10.33%, 02/15/2029 (aa)	6,022	6,031
SPX Flow, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.84%, 04/05/2029 (aa)	1,222	1,229
TK Elevator Midco GmbH, Facility B2 (USD), (Germany), (CME Term SOFR 3 Month + 3.50%), 8.79%, 04/30/2030 (aa)	5,372	5,396

		13,513

Metal Fabricate/Hardware — 0.0% (g)
Doncasters US Finance LLC, Delayed Draw Term Loan, (CME Term SOFR 3 Month + 1.00%), 1.00%, 04/23/2030 (aa)	223	221
Doncasters US Finance LLC, Initial Term Loan, (CME Term SOFR 3 Month + 6.50%), 11.83%, 04/23/2030 (aa)	2,224	2,206

		2,427

Packaging & Containers — 0.1%
Berry Global, Inc., Term AA Loan, (CME Term SOFR 1 Month + 1.75%), 7.19%, 07/01/2029 (aa)	746	746
Iris Holding, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 10.18%, 06/28/2028 (aa)	1,471	1,385
Mauser Packaging Solutions Holding Co., Term B-1 Loan, (CME Term SOFR 1 Month + 3.50%), 8.83%, 04/15/2027 (aa)	917	917

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	279

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Packaging & Containers — continued
Trident TPI Holdings, Inc., Tranche B-6 Initial Term Loan, (CME Term SOFR 3 Month + 4.00%), 9.33%, 09/15/2028 (aa)	581	582

		3,630

Transportation — 0.0% (g)
Genesee & Wyoming, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 2.00%), 7.33%, 04/10/2031 (aa)	2,880	2,876

Total Industrial		35,169

Technology — 0.9%
Computers — 0.1%
Atlas CC Acquisition Corp., Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 9.86%, 05/25/2028 (aa)	1,213	882
Atlas CC Acquisition Corp., Term C Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 9.86%, 05/25/2028 (aa)	247	179
McAfee Corp., First Amendment Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.25%), 8.58%, 03/01/2029 (aa)	1,737	1,733
McAfee Corp., Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.25%), 8.58%, 03/01/2029	1,159	1,156
NCR Atleos LLC, Term B Loan, (CME Term SOFR 3 Month + 4.75%), 10.18%, 03/27/2029 (aa)	1,589	1,603
Peraton Corp., Term B Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 9.19%, 02/01/2028 (aa)	3,283	3,281
Peraton Corp., Term B-1 Loan (Second Lien), (CME Term SOFR 3 Month + 7.75%), 13.18%, 02/01/2029 (aa)	1,199	1,202

		10,036

Software — 0.8%
Ascend Learning LLC, Initial Term Loan (2021) (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.94%, 12/11/2028 (aa)	2,033	2,030
Ascend Learning LLC, Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.75%), 11.19%, 12/10/2029 (aa)	458	447
athenahealth Group, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.25%), 8.59%, 02/15/2029 (aa)	10,590	10,543
Azalea TopCo, Inc., Initial Term Loan (2024) (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.84%, 04/30/2031 (aa)	811	810
Boxer Parent Company, Inc., 2028 Extended Dollar Term Loan, (CME Term SOFR 1 Month + 4.00%), 9.34%, 12/29/2028 (aa)	2,567	2,569

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
Central Parent LLC, 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 8.58%, 07/06/2029	748	736
Cloud Software Group, Inc., Fourth Amendment Incremental Term Loan, (CME Term SOFR 3 Month + 4.00%), 9.33%, 03/30/2029 (aa)	948	947
Cloud Software Group, Inc., Third Amendment Term Loan (First Lien), (CME Term SOFR 3 Month + 4.50%), 9.83%, 03/21/2031 (aa)	2,383	2,388
Cotiviti, Inc., Initial Fixed Rate Term Loan, 15.25%, 05/01/2031	17,063	16,964
Ellucian Holdings, Inc., Term B-1 Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.94%, 10/09/2029	1,207	1,211
Genesys Cloud Services Holdings I LLC, 2024 Incremental Dollar Term Loan, (CME Term SOFR 1 Month + 3.75%), 9.21%, 12/01/2027 (aa)	1,154	1,161
Mitchell International, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 7.33%, 06/17/2031	1,811	1,793
Modena Buyer LLC, Initial Term Loan, (CME Term SOFR 3 Month + 0.00%), 0.00%, 07/01/2031	2,241	2,184
Planview Parent, Inc., Closing Date Loan (Second Lien) Retired, (CME Term SOFR 3 Month + 7.25%), 12.68%, 12/18/2028 (aa)	180	174
Planview Parent, Inc., Term Loan (Second Lien), (CME Term SOFR 1 Month + 6.00%), 0.00%, 12/17/2027	17	17
Polaris Newco LLC, Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 9.59%, 06/02/2028 (aa)	2,044	2,042
Project Alpha Intermediate Holding, Inc., 2024 Refinancing Term Loan, (PRIME 3 Month + 3.75%), 9.07%, 10/28/2030	891	894
RealPage, Inc., Initial Loan (Second Lien), (CME Term SOFR 1 Month + 6.50%), 11.96%, 04/23/2029 (aa)	918	893
RealPage, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 8.46%, 04/24/2028 (aa)	2,899	2,814
Skillsoft Finance II, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.25%), 10.71%, 07/14/2028 (aa)	1,826	1,406
Sovos Compliance LLC, Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 4.50%), 9.96%, 08/11/2028 (aa)	1,004	996
SS&C Technologies Holdings, Inc., Term B-8 Loan, (CME Term SOFR 1 Month + 2.00%), 7.34%, 05/09/2031 (aa)	2,263	2,265

SEE NOTES TO FINANCIAL STATEMENTS.

280	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Software — continued
UKG, Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 8.58%, 02/10/2031 (aa)		2,193	2,200

			57,484

Total Technology			67,520

Utilities — 0.0% (g)
Electric — 0.0% (g)
Calpine Corp., 2024 Term Loan (05/15), (CME Term SOFR 1 Month + 2.00%), 7.34%, 12/16/2027 (aa)		830	830
Heritage Power LLC, Term Loan, (CME Term SOFR 3 Month + 5.50%), 10.83%, 07/20/2028 (aa)		156	148

Total Utilities			978

Total Loan Assignments (Cost $274,323)			269,399

Short-Term Investments —3.3%
Commercial Papers — 0.0% (g)
Targa Resources Corp., 6.21%, 08/28/2024 (e) (n)		2,312	2,288
Walgreens Boots Alliance, Inc., 6.47%, 07/31/2024 (e) (n)		887	882

Total Commercial Papers			3,170

Corporate Bond — 0.0% (g)
Basic Materials — 0.0% (g)
Mining — 0.0% (g)
China Hongqiao Group Ltd., (Cayman Islands), Reg. S, 7.75%, 03/27/2025 (c)		1,000	1,006

Time Deposits — 2.3%
Australia & New Zealand Banking Group Ltd., 4.68%, 07/01/2024 (c)		7,315	7,315
Brown Brothers Harriman, 3.68%, 07/02/2024	HKD	4	—	(h)
Citibank NA,
2.59%, 07/01/2024	EUR	25,580	27,395
4.68%, 07/01/2024		70,784	70,784
Royal Bank of Canada,
3.52%, 07/02/2024	CAD	1	1
4.15%, 07/01/2024	GBP	1,025	1,295
Skandinaviska Enskilda Banken AB,
0.32%, 07/01/2024	CHF	1	1
4.68%, 07/01/2024		2,929	2,929
Sumitomo Mitsui Banking Corp., (0.14%), 07/01/2024	JPY	6,896	43
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 07/01/2024		67,882	67,882

Total Time Deposits			177,645

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 1.0%
U.S. Treasury Bills,
5.29%, 09/26/2024 (n)	6,500	6,418
5.30%, 09/05/2024 (n)	24,900	24,662
5.31%, 08/29/2024 (n) (ii)	20,415	20,239
5.31%, 09/12/2024 (n) (ii)	1,100	1,088
5.32%, 10/08/2024 (n) (ii)	3,600	3,548
5.32%, 07/18/2024 (n) (ii)	519	518
5.32%, 08/01/2024 (n)	20,000	19,910
5.33%, 08/27/2024 (n) (ee)	918	911

Total U.S. Treasury Obligations		77,294

Total Short-Term Investments (Cost $259,112)		259,115

Total Investments — 98.2% (Cost—$7,375,479)*		7,386,072

Other Assets in Excess of Liabilities — 1.8%		129,583

NET ASSETS — 100.0%		$7,515,655

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	281

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of June 30, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Euro Schatz	2	09/2024	EUR	225	1
U.S. Treasury 10 Year Note	64	09/2024	USD	7,038	1
U.S. Treasury 2 Year Note	521	09/2024	USD	106,174	224
U.S. Treasury 5 Year Note	803	09/2024	USD	85,293	290
U.S. Treasury Long Bond	40	09/2024	USD	4,689	43
U.S. Treasury Ultra Bond	9	09/2024	USD	1,154	(26)
U.S. Ultra Treasury 10 Year Note	20	09/2024	USD	2,255	15

					548

Short Contracts
Euro BOBL	(47)	09/2024	EUR	(5,872)	11
Euro Bund	(2)	09/2024	EUR	(278)	(4)
Euro Buxl	(16)	09/2024	EUR	(2,265)	33
U.S. Treasury 5 Year Note	(243)	09/2024	USD	(25,780)	(118)
U.S. Treasury Long Bond	(30)	09/2024	USD	(3,522)	(27)
U.S. Treasury Ultra Bond	(27)	09/2024	USD	(3,364)	(20)

					(125)

Total unrealized appreciation (depreciation)					423

Forward foreign currency exchange contracts outstanding as of June 30, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	7,348	BRL	40,038	Citibank, NA	07/02/2024	185
USD	7,200	BRL	40,027	Morgan Stanley & Co.	07/02/2024	40
USD	667	EUR	615	Bank of America, NA	07/02/2024	8
USD	55,193	EUR	50,836	Bank of America, NA	07/02/2024	750
USD	552	EUR	508	Bank of America, NA	07/02/2024	8
USD	4,323	EUR	3,992	Barclays Bank plc	07/02/2024	48
EUR	55,443	USD	59,359	Barclays Bank plc	07/02/2024	17
USD	370	EUR	340	Goldman Sachs International	07/02/2024	7
USD	1,415	EUR	1,303	HSBC Bank plc	07/02/2024	20
USD	2,504	GBP	1,968	Bank of America, NA	07/02/2024	17
USD	177	GBP	139	Citibank, NA	07/02/2024	1
EUR	110	USD	118	UBS AG LONDON	07/03/2024	—	(h)
USD	1,494	MXN	26,970	Citibank, NA	07/15/2024	22
USD	4,241	EUR	3,933	Citibank, NA	07/17/2024	26
USD	461,771	EUR	423,644	Citibank, NA	07/17/2024	7,744
USD	5,146	EUR	4,727	Citibank, NA	07/17/2024	80
USD	10,908	EUR	10,000	Citibank, NA	07/17/2024	191
USD	3,201	EUR	2,945	Citibank, NA	07/17/2024	46
USD	4,904	EUR	4,500	Citibank, NA	07/17/2024	81
USD	3,261	EUR	3,000	Citibank, NA	07/17/2024	46
USD	4,312	EUR	3,959	Citibank, NA	07/17/2024	69
USD	43,445	EUR	40,000	Citibank, NA	07/17/2024	577
USD	444,718	EUR	408,000	Citibank, NA	07/17/2024	7,457
EUR	3,724	USD	3,978	Citibank, NA	07/17/2024	13
USD	446,888	EUR	410,000	Citibank, NA	07/17/2024	7,484
EUR	7,680	USD	8,196	Citibank, NA	07/17/2024	34

SEE NOTES TO FINANCIAL STATEMENTS.

282	SIX CIRCLES TRUST	JUNE 30, 2024

Forward foreign currency exchange contracts outstanding as of June 30, 2024:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	4,819	EUR	4,421	Citibank, NA	07/17/2024	82
USD	5,074	EUR	4,694	Citibank, NA	07/17/2024	43
USD	248,993	GBP	196,239	Citibank, NA	07/17/2024	904
USD	2,551	GBP	2,000	Citibank, NA	07/17/2024	23
USD	3,274	GBP	2,563	Citibank, NA	07/17/2024	34
USD	372	CZK	8,589	Barclays Bank plc	07/19/2024	5
USD	2,654	PEN	9,944	Citibank, NA	07/22/2024	67
TRY	261,950	USD	7,702	Barclays Bank plc	07/22/2024	143
USD	2,315	EUR	2,150	Bank of America, NA	08/02/2024	8
USD	2,498	GBP	1,968	Citibank, NA	08/02/2024	10
TRY	243,136	USD	6,977	Barclays Bank plc	08/20/2024	64
USD	55,336	EUR	51,399	BNP Paribas	09/18/2024	78
USD	2,557	GBP	2,016	Citibank, NA	09/18/2024	7
USD	8,668	GBP	6,835	Goldman Sachs International	09/18/2024	23
USD	2,018	MXN	37,120	Barclays Bank plc	09/18/2024	14
MXN	253	USD	13	Citibank, NA	09/18/2024	—	(h)
INR	122,141	USD	1,458	Bank of America, NA	09/24/2024	3
INR	23,152	USD	277	Citibank, NA	09/24/2024	—	(h)
INR	23,130	USD	276	Citibank, NA	09/24/2024	—	(h)
INR	23,061	USD	276	Citibank, NA	09/24/2024	—	(h)
INR	23,177	USD	277	Citibank, NA	09/24/2024	1
INR	14,737	USD	176	Morgan Stanley & Co.	09/24/2024	—	(h)

Total unrealized appreciation						26,480

BRL	40,038	USD	7,202	Citibank, NA	07/02/2024	(40)
BRL	40,027	USD	7,749	Morgan Stanley & Co.	07/02/2024	(589)
EUR	2,150	USD	2,312	Bank of America, NA	07/02/2024	(9)
GBP	1,968	USD	2,498	Citibank, NA	07/02/2024	(10)
USD	562	INR	47,067	Morgan Stanley & Co.	07/15/2024	(2)
USD	2,946	INR	246,556	Morgan Stanley & Co.	07/15/2024	(10)
USD	7,229	EUR	6,748	Citibank, NA	07/17/2024	(3)
GBP	20,000	USD	25,452	Citibank, NA	07/17/2024	(167)
USD	18,807	GBP	15,000	Citibank, NA	07/17/2024	(157)
BRL	40,172	USD	7,348	Citibank, NA	08/02/2024	(188)
USD	59,446	EUR	55,443	Barclays Bank plc	08/02/2024	(20)
USD	118	EUR	110	UBS AG London	09/18/2024	—	(h)
USD	12,566	MXN	235,437	Barclays Bank plc	09/18/2024	(145)
INR	23,074	USD	277	Citibank, NA	09/24/2024	(1)
INR	23,145	USD	277	Citibank, NA	09/24/2024	—	(h)
INR	23,130	USD	277	Citibank, NA	09/24/2024	—	(h)

Total unrealized depreciation						(1,341)

Net unrealized appreciation (depreciation)						25,139

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	283

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2024:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Brazil Cetip DI Interbank Deposit	0.00% maturity	Pay	01/04/2027	BRL	3,500	—	(4)	(4)
Brazil Cetip DI Interbank Deposit	0.00% maturity	Pay	01/04/2027	BRL	45,000	—	(44)	(44)
Brazil Cetip DI Interbank Deposit	0.00% maturity	Pay	01/04/2027	BRL	85,200	—	(745)	(745)
CZK Prague Interbank Offered Rate 6 Month	3.77% annually	Pay	01/09/2029	CZK	215,900	(105)	(50)	(155)
ICE LIBOR EUR 6 Month	2.75% annually	Pay	09/18/2029	EUR	2,600	3	6	9
ICE LIBOR EUR 6 Month	2.75% annually	Pay	09/18/2034	EUR	7,500	168	(211)	(43)
ICE LIBOR EUR 6 Month	2.50% annually	Receive	09/18/2054	EUR	1,100	(59)	66	7
United States SOFR	4.25% annually	Pay	12/20/2025	USD	13,700	(148)	(41)	(189)
United States SOFR	1.00% annually	Receive	06/15/2027	USD	3,300	(387)	80	(307)
United States SOFR	3.75% annually	Receive	06/20/2029	USD	2,100	5	25	30
United States SOFR	3.75% annually	Receive	06/20/2029	USD	2,400	(54)	20	(34)
United States SOFR	3.75% annually	Pay	12/18/2029	USD	17,400	(51)	(55)	(106)
United States SOFR	3.50% annually	Pay	12/20/2030	USD	27,100	(997)	(14)	(1,011)
United States SOFR	3.75% annually	Pay	06/20/2034	USD	5,500	(217)	135	(82)
United States SOFR	3.75% annually	Pay	06/20/2034	USD	25,700	(457)	72	(385)
United States SOFR	3.75% annually	Pay	06/20/2034	USD	1,300	12	(31)	(19)
United States SOFR	3.75% annually	Receive	12/18/2034	USD	16,600	14	112	126
United States SOFR	3.75% annually	Receive	06/20/2039	USD	700	39	(25)	14
United States SOFR	3.25% annually	Pay	12/20/2053	USD	11,800	1,098	4	1,102
United States SOFR	3.50% annually	Pay	06/20/2054	USD	17,600	(417)	(239)	(656)
United States SOFR	3.50% annually	Receive	12/18/2054	USD	6,700	80	99	179

Total						(1,473)	(840)	(2,313)

(a)	Value of floating rate index as of June 30, 2024 was as follows:

FLOATING RATE INDEX
Brazil Cetip DI Interbank Deposit	10.40%
CZK Prague Interbank Offered Rate 6 Month	4.56%
ICE LIBOR EUR 6 Month	3.68%
United States SOFR	5.33%

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of June 30, 2024:
REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)		VALUE($)
CMA CGM SA, 7.50%, 01/15/2026	5.00	quarterly	Goldman Sachs	06/20/2026	1.10	EUR	10	1	(—	)(h)	1
Adler Real Estate, 3.00%, 04/27/2026	5.00	quarterly	Goldman Sachs	06/20/2026	7.07	EUR	100	(3)	(—	)(h)	(3)
CMA CGM SA, 7.50%, 01/15/2026	5.00	quarterly	Goldman Sachs	06/20/2027	1.44	EUR	70	2	6		8
CMA CGM SA, 7.50%, 01/15/2026	5.00	quarterly	Barclays Bank plc	06/20/2027	1.44	EUR	49	1	4		5
State of Israel, 2.88%, 03/16/2026	1.00	quarterly	Citibank, NA	06/20/2027	0.90	USD	4,600	(27)	7		(20)
Vietnam Government International Bond, 4.80%, 11/19/2024	1.00	quarterly	Citibank, NA	12/20/2027	0.97	USD	4,300	(124)	140		16
Adler Real Estate AG, 2.13%, 02/06/2024	5.00	quarterly	Bank of America, NA	12/20/2027	6.78	EUR	200	(49)	43		(6)

SEE NOTES TO FINANCIAL STATEMENTS.

284	SIX CIRCLES TRUST	JUNE 30, 2024

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of June 30, 2024:
REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Forvia SA, Reg. S, 3.13%, 06/15/2026	5.00	quarterly	Barclays Bank plc	06/20/2029	2.23	EUR	127	16	(2)	14
Ziggo Bond, 5.13%, 02/28/2030	5.00	quarterly	Bank of America, NA	06/20/2029	3.67	EUR	70	5	(1)	4
China Government International Bond, 7.50%, 10/28/2027	1.00	quarterly	Barclays Bank plc	06/20/2029	0.72	USD	5,900	82	7	89
Ziggo Bond, 5.13%, 02/28/2030	5.00	quarterly	Goldman Sachs	06/20/2029	3.86	EUR	130	6	7	13
Sunrise Holdco, 5.50%, 01/15/2028	5.00	quarterly	Bank of America, NA	06/20/2029	2.45	EUR	113	11	2	13

Total								(79)	213	134

OTC Credit Default Swaps contracts outstanding — buy protection (2) as of June 30, 2024:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Morocco Government International Bond, 3.00%, 12/15/2032	1.00	quarterly	Barclays Bank plc	06/20/2029	0.97	USD	2,700	—	(12)	(12)
Korea International Bond, 2.75%, 01/19/2027	1.00	quarterly	Morgan Stanley	06/20/2029	0.38	USD	3,450	(101)	1	(100)
Korea International Bond, 2.75%, 01/19/2027	1.00	quarterly	Barclays Bank plc	06/20/2029	0.38	USD	18,100	(528)	8	(520)
Matterhorn Telecom SA, Reg. S, 4.00%, 11/15/2027	5.00	quarterly	Goldman Sachs	06/20/2029	2.31	EUR	226	(28)	(1)	(29)
United Mexican States, 4.14%, 03/28/2027	1.00	quarterly	Morgan Stanley	06/20/2029	1.11	USD	3,400	25	(10)	15
Republic of Indonesia, 2.15%, 07/28/2031	1.00	quarterly	Barclays Bank plc	06/20/2029	0.79	USD	19,800	(179)	(14)	(193)

Total								(811)	(28)	(839)

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of June 30, 2024:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CDX.EM.40 12/28	1.00	quarterly	12/20/2028	1.59	USD	2,200	(73)	20	(53)
CDX.NA.IG.41-V1	1.00	quarterly	12/20/2028	0.46	USD	820	8	10	18
CDX.EM HY.40 12/28	1.00	quarterly	12/20/2028	2.77	USD	15,600	(1,417)	361	(1,056)
CDX.NA.HY.42 06/29	5.00	quarterly	06/20/2029	3.29	USD	63,000	4,054	1	4,055
CDX.NA.HY.42 06/29	5.00	quarterly	06/20/2029	3.44	USD	129,595	8,380	(39)	8,341
CDX.EM.41 06/29	1.00	quarterly	06/20/2029	1.75	USD	1,500	(55)	7	(48)

Total							10,897	360	11,257

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	285

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

(2)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024

CDX	— Credit Default Swap Index
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
OYJ	— Public Limited Company
PIK	— Payment in Kind
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2024.
(a)	— Non-income producing security.
(c)	— All or a portion of this security is held by the Six Circles Credit Opportunities Fund (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	— Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(n)	— The rate shown is the effective yield as of June 30, 2024.
(o)	— Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2024.

(u)	— All or a portion of the security is unsettled as of June 30, 2024. Unless otherwise indicated, the coupon rate is undetermined.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2024.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2024.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(ee)	— Approximately $4,826 of these investments are restricted as collateral for swaps to various brokers.
(ff)	— Approximately $617 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(ii)	— Approximately $1,278 of these investments are restricted as collateral for forwards to various brokers.
*	— The cost of securities is substantially the same for federal income tax purposes.
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PEN	— Peruvian Nuevo Sol
PYG	— Paraguayan Guarani
TRY	— Turkish Lira
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

286	SIX CIRCLES TRUST	JUNE 30, 2024

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2024 (Unaudited)

(Amounts in thousands)

	Six Circles Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$631,125
Foreign currency, at value	7
Deposits at broker for futures contracts	1,459
Receivables:
Investment securities sold	5,070
Fund shares sold	474
Interest and dividends from non-affiliates	4,442
Variation margin on futures contracts	305
Variation margin on centrally cleared swaps (net upfront payments of $–)	—	(a)
Unrealized appreciation on forward foreign currency exchange contracts	301

Total Assets	643,183

LIABILITIES:
Payables:
Due to custodian — cash	1
Investment securities purchased	10,114
Fund shares redeemed	221
Unrealized depreciation on forward foreign currency exchange contracts	127
Accrued liabilities:
Investment advisory fees	61
Administration fees	19
Custodian and accounting fees	50
Trustees’ fees	2
Registration and filing fees	—	(a)
Other	68

Total Liabilities	10,663

Commitments and contingent liabilities*	—

Net Assets	$632,520

NET ASSETS:
Paid-in capital	$641,614
Total distributable earnings (loss)	(9,094)

Total Net Assets	$632,520

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	63,824
Net Asset Value, offering and redemption price per share (b):	$9.91
Cost of investments in non-affiliates	$633,035
Cost of foreign currency	7

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	287

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Tax Aware Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$748,046
Foreign currency, at value	1
Deposits at broker for futures contracts	1,003
Receivables:
Investment securities sold	5,070
Fund shares sold	355
Interest and dividends from non-affiliates	5,286
Variation margin on futures contracts	307
Variation margin on centrally cleared swaps (net upfront payments of $–)	10
Unrealized appreciation on forward foreign currency exchange contracts	50

Total Assets	760,128

LIABILITIES:
Payables:
Due to custodian — cash	1
Investment securities purchased	34,691
Fund shares redeemed	179
Unrealized depreciation on forward foreign currency exchange contracts	86
Accrued liabilities:
Investment advisory fees	57
Administration fees	21
Custodian and accounting fees	37
Trustees’ fees	1
Registration and filing fees	4
Other	60

Total Liabilities	35,137

Commitments and contingent liabilities*	—

Net Assets	$724,991

NET ASSETS:
Paid-in capital	$735,159
Total distributable earnings (loss)	(10,168)

Total Net Assets	$724,991

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	73,545
Net Asset Value, offering and redemption price per share (a):	$9.86
Cost of investments in non-affiliates	$750,355
Cost of foreign currency	1

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

288	SIX CIRCLES TRUST	JUNE 30, 2024

	Six Circles U.S. Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$24,599,708
Deposits at broker for futures contracts	6,734
Prepaid expenses	3
Receivables:
Investment securities sold	—	(a)
Fund shares sold	10,116
Interest and dividends from non-affiliates	13,985
Tax reclaims	70

Total Assets	24,630,616

LIABILITIES:
Payables:
Due to custodian — cash	—	(a)
Investment securities purchased	1,158
Fund shares redeemed	10,633
Variation margin on futures contracts	448
Accrued liabilities:
Investment advisory fees	842
Administration fees	129
Custodian and accounting fees	191
Trustees’ fees	23
Other	316

Total Liabilities	13,740

Commitments and contingent liabilities*	—

Net Assets	$24,616,876

NET ASSETS:
Paid-in capital	$16,076,995
Total distributable earnings (loss)	8,539,881

Total Net Assets	$24,616,876

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	1,433,153
Net Asset Value, offering and redemption price per share (b):	$17.18
Cost of investments in non-affiliates	$16,769,544

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	289

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in thousands)

	Six Circles International Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$14,984,471
Foreign currency, at value	184
Deposits at broker for futures contracts	7,660
Receivables:
Fund shares sold	7,106
Interest and dividends from non-affiliates	9,125
Tax reclaims	92,886

Total Assets	15,101,432

LIABILITIES:
Payables:
Due to custodian — cash	—	(a)
Investment securities purchased	4,897
Fund shares redeemed	4,174
Variation margin on futures contracts	201
Accrued liabilities:
Investment advisory fees	626
Administration fees	135
Custodian and accounting fees	644
Trustees’ fees	3
Other	284

Total Liabilities	10,964

Commitments and contingent liabilities*	—

Net Assets	$15,090,468

NET ASSETS:
Paid-in capital	$13,067,422
Total distributable earnings (loss)	2,023,046

Total Net Assets	$15,090,468

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	1,291,590
Net Asset Value, offering and redemption price per share (b):	$11.68
Cost of investments in non-affiliates	$12,184,107
Cost of foreign currency	184

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

290	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles Global Bond Fund
ASSETS:
Investments in non-affiliates, at value	$13,104,376
Repurchase agreements, at value	14,500
Deposits at broker for futures contracts	3,396
Deposits at broker for centrally cleared swaps	2,920
Receivables:
Investment securities sold	161,111
Investment securities sold — delayed delivery securities	578,120
Fund shares sold	9,676
Interest and dividends from non-affiliates	101,796
Variation margin on futures contracts	839
Variation margin on centrally cleared swaps (net upfront receipts of $1,841)	514
Unrealized appreciation on forward foreign currency exchange contracts	129,789
Outstanding OTC swap contracts, at value (net upfront payments of $–)	26

Total Assets	14,107,063

LIABILITIES:
Payable for reverse repurchase agreements	148,005
Payables:
Securities sold short, at value	184,660
Due to custodian — cash	6,838
Due to custodian — foreign currency	83,906
Deposits from broker for OTC contracts	5,771
Deposits from broker for delayed delivery securities	2,522
Deposits from broker for Repurchase Agreement	413
Interest expense	26
Investment securities purchased	194,273
Investment securities purchased — delayed delivery securities	1,118,862
Fund shares redeemed	4,723
Outstanding options written, at fair value	179
Unrealized depreciation on forward foreign currency exchange contracts	11,175
Outstanding OTC swap contracts, at value (net upfront payments of $–)	78
Accrued liabilities:
Investment advisory fees	603
Administration fees	139
Distribution fees	— (a)
Custodian and accounting fees	1,018
Trustees’ fees	11
Registration and filing fees	18
Other	191

Total Liabilities	1,763,411

Commitments and contingent liabilities*	—

Net Assets	$12,343,652

NET ASSETS:
Paid-in capital	$13,157,070
Total distributable earnings (loss)	(813,418)

Total Net Assets	$12,343,652

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	1,477,531
Net Asset Value, offering and redemption price per share (b):	$8.35
Cost of investments in non-affiliates	$13,601,363
Cost of repurchase agreements	14,500
Proceeds from securities sold short	(183,620)
Premiums received from options written	(102)

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	291

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in thousands)

	Six Circles Tax Aware Bond Fund
ASSETS:
Investments in non-affiliates, at value	$10,176,932
Receivables:
Investment securities sold	1,056
Fund shares sold	4,395
Interest and dividends from non-affiliates	119,466

Total Assets	10,301,849

LIABILITIES:
Payables:
Due to custodian — cash	—	(a)
Investment securities purchased	100,842
Fund shares redeemed	2,787
Accrued liabilities:
Investment advisory fees	881
Administration fees	143
Custodian and accounting fees	290
Trustees’ fees	1
Other	75

Total Liabilities	105,019

Commitments and contingent liabilities*	—

Net Assets	$10,196,830

NET ASSETS:
Paid-in capital	$10,524,868
Total distributable earnings (loss)	(328,038)

Total Net Assets	$10,196,830

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	1,045,257
Net Asset Value, offering and redemption price per share (b):	$9.76
Cost of investments in non-affiliates	$10,356,141

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

292	SIX CIRCLES TRUST	JUNE 30, 2024

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Credit Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$7,386,072
Foreign currency, at value	182
Deposits at broker for futures contracts	1,767
Deposits at broker for OTC contracts	45,740
Receivables:
Investment securities sold	21,084
Fund shares sold	4,128
Interest and dividends from non-affiliates	115,683
Variation margin on futures contracts	599
Variation margin on centrally cleared swaps (net upfront payments of $9,424)	14
Unrealized appreciation on forward foreign currency exchange contracts	26,480
Outstanding OTC swap contracts, at value (net upfront payments of $26)	178
Other assets	24

Total Assets	7,611,441

LIABILITIES:
Payables:
Due to custodian — cash	623
Deposits from broker for OTC contracts	848
Interest expense	8
Investment securities purchased	87,852
Fund shares redeemed	2,013
Unrealized depreciation on forward foreign currency exchange contracts	1,341
Outstanding OTC swap contracts, at value (net upfront receipts of $1,040)	883
Accrued liabilities:
Investment advisory fees	1,380
Administration fees	63
Custodian and accounting fees	230
Registration and filing fees	104
Other	193

Total Liabilities	95,786

Commitments and contingent liabilities*	—

Net Assets	$7,515,655

NET ASSETS:
Paid-in capital	$7,831,482
Total distributable earnings (loss)	(315,827)

Total Net Assets	$7,515,655

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	855,396
Net Asset Value, offering and redemption price per share (a):	$8.79
Cost of investments in non-affiliates	$7,375,479

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	293

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2024 (Unaudited)

(Amounts in thousands)

Six Circles Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$15,933

Total investment income	15,933

EXPENSES:
Investment advisory fees	760
Administration fees	29
Custodian and accounting fees	80
Professional fees	44
Trustees’ fees	17
Printing and mailing costs	8
Registration and filing fees	11
Transfer agency fees	17
Interest expense	10
Other	7

Total expenses	983

Less advisory fees waived	(405)

Net expenses	578

Net investment income (loss)	15,355

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(459)
Futures contracts	762
Foreign currency transactions	13
Forward foreign currency exchange contracts	1,343
Securities sold short	22

Net realized gain (loss)	1,681

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(2,012)
Futures contracts	(82)
Foreign currency translations	(5)
Forward foreign currency exchange contracts	1,504

Change in net unrealized appreciation (depreciation)	(595)

Net realized/unrealized gains (losses)	1,086

Change in net assets resulting from operations	$16,441

SEE NOTES TO FINANCIAL STATEMENTS.

294	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles Tax Aware Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$13,345

Total investment income	13,345

EXPENSES:
Investment advisory fees	884
Administration fees	32
Custodian and accounting fees	61
Professional fees	43
Trustees’ fees	18
Printing and mailing costs	5
Registration and filing fees	20
Transfer agency fees	14
Interest expense	22
Other	7

Total expenses	1,106

Less advisory fees waived	(543)

Net expenses	563

Net investment income (loss)	12,782

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(154)
Futures contracts	(83)
Foreign currency transactions	60
Forward foreign currency exchange contracts	(126)
Securities sold short	22

Net realized gain (loss)	(281)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(1,286)
Futures contracts	2
Foreign currency translations	(8)
Forward foreign currency exchange contracts	623

Change in net unrealized appreciation (depreciation)	(669)

Net realized/unrealized gains (losses)	(950)

Change in net assets resulting from operations	$11,832

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	295

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2024 (Unaudited) (continued)

(Amounts in thousands)

Six Circles U.S. Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,947
Dividend income from non-affiliates	159,632
Foreign taxes withheld	(42)

Total investment income	163,537

EXPENSES:
Investment advisory fees	29,037
Administration fees	192
Custodian and accounting fees	247
Professional fees	196
Trustees’ fees	237
Printing and mailing costs	65
Registration and filing fees	219
Transfer agency fees	21
Interest expense	165
Other	217

Total expenses	30,596

Less advisory fees waived	(24,399)

Net expenses	6,197

Net investment income (loss)	157,340

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	683,078
Futures contracts	17,619

Net realized gain (loss)	700,697

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	2,555,438
Futures contracts	(4,200)

Change in net unrealized appreciation (depreciation)	2,551,238

Net realized/unrealized gains (losses)	3,251,935

Change in net assets resulting from operations	$3,409,275

SEE NOTES TO FINANCIAL STATEMENTS.

296	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles International Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,896
Dividend income from non-affiliates	347,500
Foreign taxes withheld	(39,401)
Other Income	13

Total investment income	310,008

EXPENSES:
Investment advisory fees	18,153
Administration fees	200
Custodian and accounting fees	922
Professional fees	124
Trustees’ fees	141
Printing and mailing costs	47
Registration and filing fees	102
Transfer agency fees	20
Interest expense	84
Other	182

Total expenses	19,975

Less advisory fees waived	(14,527)

Net expenses	5,448

Net investment income (loss)	304,560

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	169,687
Futures contracts	9,366
Foreign currency transactions	(2,859)
Forward foreign currency exchange contracts	150

Net realized gain (loss)	176,344

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	724,944
Futures contracts	222
Foreign currency translations	(5,306)
Forward foreign currency exchange contracts	60

Change in net unrealized appreciation (depreciation)	719,920

Net realized/unrealized gains (losses)	896,264

Change in net assets resulting from operations	$1,200,824

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	297

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2024 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Global Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$205,446
Foreign taxes withheld	(162)
Other Income	1

Total investment income	205,285

EXPENSES:
Investment advisory fees	14,278
Administration fees	213
Custodian and accounting fees	1,581
Professional fees	128
Trustees’ fees	121
Printing and mailing costs	32
Registration and filing fees	159
Transfer agency fees	20
Interest expense	3,843
Other	99

Total expenses	20,474

Less advisory fees waived	(10,534)

Net expenses	9,940

Net investment income (loss)	195,345

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(55,451)
Options written	833
Futures contracts	1,285
Foreign currency transactions	(155)
Forward foreign currency exchange contracts	117,894
Securities sold short	(6,531)
Swaps	(1,686)

Net realized gain (loss)	56,189

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(396,476)
Options written	(7)
Futures contracts	(954)
Foreign currency translations	(1,682)
Forward foreign currency exchange contracts	179,612
Securities sold short	11,946
Swaps	3,825

Change in net unrealized appreciation (depreciation)	(203,736)

Net realized/unrealized gains (losses)	(147,547)

Change in net assets resulting from operations	$47,798

SEE NOTES TO FINANCIAL STATEMENTS.

298	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles Tax Aware Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$153,970

Total investment income	153,970

EXPENSES:
Investment advisory fees	11,409
Administration fees	200
Custodian and accounting fees	411
Professional fees	92
Trustees’ fees	91
Printing and mailing costs	25
Registration and filing fees	110
Transfer agency fees	16
Interest expense	1
Other	19

Total expenses	12,374

Less advisory fees waived	(6,506)

Net expenses	5,868

Net investment income (loss)	148,102

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(2,031)

Net realized gain (loss)	(2,031)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(78,482)

Change in net unrealized appreciation (depreciation)	(78,482)

Net realized/unrealized gains (losses)	(80,513)

Change in net assets resulting from operations	$67,589

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	299

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2024 (Unaudited)

(Amounts in thousands)

Six Circles Credit Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$242,336
Dividend income from non-affiliates	163
Foreign taxes withheld	(1,171)
Other Income	322

Total investment income	241,650

EXPENSES:
Investment advisory fees	24,813
Administration fees	128
Custodian and accounting fees	417
Professional fees	139
Trustees’ fees	45
Printing and mailing costs	21
Registration and filing fees	123
Transfer agency fees	20
Interest expense	19
Other	13

Total expenses	25,738

Less advisory fees waived	(17,311)

Net expenses	8,427

Net investment income (loss)	233,223

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(43,408)
Futures contracts	(502)
Foreign currency transactions	(2,139)
Forward foreign currency exchange contracts	2,968
Swaps	6,156

Net realized gain (loss)	(36,925)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	37,926
Futures contracts	(1,703)
Foreign currency translations	(232)
Forward foreign currency exchange contracts	25,496
Swaps	(1,944)

Change in net unrealized appreciation (depreciation)	59,543

Net realized/unrealized gains (losses)	22,618

Change in net assets resulting from operations	$255,841

SEE NOTES TO FINANCIAL STATEMENTS.

300	SIX CIRCLES TRUST	JUNE 30, 2024

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Six Circles Ultra Short Duration Fund
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,355	$24,575
Net realized gain (loss)	1,681	(1,797)
Change in net unrealized appreciation (depreciation)	(595)	10,413

Change in net assets resulting from operations	16,441	33,191

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income/realized gains	(15,319)	(22,451)
From return of capital	—	(876)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	37,688	16,424

NET ASSETS:
Change in net assets	38,810	26,288
Beginning of period	593,710	567,422

End of period	$632,520	$593,710

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$67,873	$84,406
Distributions reinvested	15,314	23,323
Cost of shares redeemed	(45,499)	(91,305)

Total change in net assets resulting from capital transactions	$37,688	$16,424

SHARE TRANSACTIONS:
Issued	6,841	8,606
Reinvested	1,546	2,382
Redeemed	(4,586)	(9,310)

Change in Shares	3,801	1,678

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	301

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles Tax Aware Ultra Short Duration Fund
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,782	$21,477
Net realized gain (loss)	(281)	(1,371)
Change in net unrealized appreciation (depreciation)	(669)	7,051

Change in net assets resulting from operations	11,832	27,157

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(12,760)	(20,161)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	27,733	126,900

NET ASSETS:
Change in net assets	26,805	133,896
Beginning of period	698,186	564,290

End of period	$724,991	$698,186

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$76,188	$379,565
Distributions reinvested	12,751	20,142
Cost of shares redeemed	(61,206)	(272,807)

Total change in net assets resulting from capital transactions	$27,733	$126,900

SHARE TRANSACTIONS:
Issued	7,719	38,720
Reinvested	1,294	2,056
Redeemed	(6,203)	(27,738)

Change in Shares	2,810	13,038

SEE NOTES TO FINANCIAL STATEMENTS.

302	SIX CIRCLES TRUST	JUNE 30, 2024

	Six Circles U.S. Unconstrained Equity Fund
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$157,340	$257,596
Net realized gain (loss)	700,697	759,865
Change in net unrealized appreciation (depreciation)	2,551,238	3,773,899

Change in net assets resulting from operations	3,409,275	4,791,360

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(270,952)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(817,168)	2,813,655

NET ASSETS:
Change in net assets	2,592,107	7,334,063
Beginning of period	22,024,769	14,690,706

End of period	$24,616,876	$22,024,769

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,522,282	$4,954,105
Distributions reinvested	—	270,423
Cost of shares redeemed	(2,339,450)	(2,410,873)

Total change in net assets resulting from capital transactions	$(817,168)	$2,813,655

SHARE TRANSACTIONS:
Issued	94,970	373,238
Reinvested	—	18,421
Redeemed	(146,274)	(182,529)

Change in Shares	(51,304)	209,130

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	303

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles International Unconstrained Equity Fund
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$304,560	$354,846
Net realized gain (loss)	176,344	265,769
Change in net unrealized appreciation (depreciation)	719,920	1,572,389

Change in net assets resulting from operations	1,200,824	2,193,004

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(389,226)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	125,215	580,025

NET ASSETS:
Change in net assets	1,326,039	2,383,803
Beginning of period	13,764,429	11,380,626

End of period	$15,090,468	$13,764,429

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,056,443	$2,020,163
Distributions reinvested	—	388,666
Cost of shares redeemed	(931,228)	(1,828,804)

Total change in net assets resulting from capital transactions	$125,215	$580,025

SHARE TRANSACTIONS:
Issued	93,772	196,734
Reinvested	—	36,563
Redeemed	(82,179)	(177,372)

Change in Shares	11,593	55,925

SEE NOTES TO FINANCIAL STATEMENTS.

304	SIX CIRCLES TRUST	JUNE 30, 2024

	Six Circles Global Bond Fund
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$195,345	$302,138
Net realized gain (loss)	56,189	(278,229)
Change in net unrealized appreciation (depreciation)	(203,736)	702,880

Change in net assets resulting from operations	47,798	726,789

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income/realized gains	—	—
From return of capital	—	(296,396)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,298,006	1,852,802

NET ASSETS:
Change in net assets	2,150,562	2,283,195
Beginning of year	10,193,090	7,909,895

End of year	$12,343,652	$10,193,090

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,822,763	$3,339,111
Distributions reinvested	195,219	296,374
Cost of shares redeemed	(719,976)	(1,782,683)

Total change in net assets resulting from capital transactions	$2,298,006	$1,852,802

SHARE TRANSACTIONS:
Issued	337,582	407,815
Reinvested	23,385	36,308
Redeemed	(86,073)	(218,384)

Change in Shares	274,894	225,739

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	305

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles Tax Aware Bond Fund
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$148,102	$179,685
Net realized gain (loss)	(2,031)	(24,738)
Change in net unrealized appreciation (depreciation)	(78,482)	291,224

Change in net assets resulting from operations	67,589	446,171

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(148,283)	(180,402)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,211,894	1,939,283

NET ASSETS:
Change in net assets	2,131,200	2,205,052
Beginning of year	8,065,630	5,860,578

End of year	$10,196,830	$8,065,630

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,663,222	$2,847,935
Distributions reinvested	148,229	180,347
Cost of shares redeemed	(599,557)	(1,088,999)

Total change in net assets resulting from capital transactions	$2,211,894	$1,939,283

SHARE TRANSACTIONS:
Issued	272,429	297,986
Reinvested	15,227	18,819
Redeemed	(61,398)	(113,519)

Change in Shares	226,258	203,286

SEE NOTES TO FINANCIAL STATEMENTS.

306	SIX CIRCLES TRUST	JUNE 30, 2024

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Six Circles Credit Opportunities Fund
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$233,223	$275,055
Net realized gain (loss)	(36,925)	(130,417)
Change in net unrealized appreciation (depreciation)	59,543	186,951

Change in net assets resulting from operations	255,841	331,589

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(238,530)	(277,853)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	4,126,658	(1,143,884)

NET ASSETS:
Change in net assets	4,143,969	(1,090,148)
Beginning of year	3,371,686	4,461,834

End of year	$7,515,655	$3,371,686

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$4,304,423	$526,656
Distributions reinvested	238,464	277,701
Cost of shares redeemed	(416,229)	(1,948,241)

Total change in net assets resulting from capital transactions	$4,126,658	$(1,143,884)

SHARE TRANSACTIONS:
Issued	490,823	60,800
Reinvested	27,229	32,213
Redeemed	(47,439)	(221,495)

Change in Shares	470,613	(128,482)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	307

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions

Six Circles Ultra Short Duration Fund
Six Months Ended June 30, 2024 (Unaudited)	$9.89	$0.25	$0.02	$0.27	$(0.25)	$—	$—	$(0.25)
Year Ended December 31, 2023	9.73	0.42	0.13	0.55	(0.38)	—	(0.01)	(0.39)
Year Ended December 31, 2022	9.95	0.14	(0.13)	0.01	(0.23)	—	—	(0.23)
Year Ended December 31, 2021	10.03	0.07	(0.06)	0.01	(0.09)	—	—	(0.09)
Year Ended December 31, 2020	9.99	0.15	0.05	0.20	(0.16)	—	—	(0.16)
Year Ended December 31, 2019	9.98	0.26	0.02	0.28	(0.27)	—	—	(0.27)

(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

308	SIX CIRCLES TRUST	JUNE 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.91	2.74%	$632,520	0.19	%(e)	0.19%	5.05%	0.32%	43.83%
9.89	5.82	593,710	0.19	(e)	0.19	4.24	0.32	60.63
9.73	0.06	567,422	0.19		0.19	1.43	0.32	33.24
9.95	0.15	620,423	0.18	(e)	0.18	0.69	0.31	66.58
10.03	2.05	516,528	0.17	(e)	0.17	1.47	0.31	121.23
9.99	2.84	1,200,167	0.25		0.20	2.56	0.41	61.40

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	309

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Tax Aware Ultra Short Duration Fund
Six Months Ended June 30, 2024 (Unaudited)	$9.87	$0.18	$(0.01)	$0.17	$(0.18)	$—	$(0.18)
Year Ended December 31, 2023	9.78	0.30	0.07	0.37	(0.28)	—	(0.28)
Year Ended December 31, 2022	9.97	0.10	(0.14)	(0.04)	(0.15)	—	(0.15)
Year Ended December 31, 2021	10.02	0.06	(0.05)	0.01	(0.06)	—	(0.06)
Year Ended December 31, 2020	9.98	0.12	0.06	0.18	(0.14)	—	(0.14)
Year Ended December 31, 2019	9.98	0.19	0.01	0.20	(0.20)	—	(0.20)

(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

310	SIX CIRCLES TRUST	JUNE 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.86	1.70%	$724,991	0.16	%(e)	0.15%	3.62%	0.31%	17.85%
9.87	3.84	698,186	0.15	(e)	0.15	3.09	0.30	62.66
9.78	(0.36)	564,290	0.15		0.15	1.06	0.31	58.13
9.97	0.08	643,067	0.15	(e)	0.15	0.63	0.30	49.05
10.02	1.81	568,826	0.14	(e)	0.14	1.22	0.30	89.21
9.98	1.98	1,355,740	0.21		0.17	1.85	0.37	49.82

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	311

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles U.S. Unconstrained Equity Fund
Six Months Ended June 30, 2024 (Unaudited)	$14.84	$0.11	$2.23	$2.34	$—	$—	$—
Year Ended December 31, 2023	11.52	0.19	3.31	3.50	(0.17)	(0.01)	(0.18)
Year Ended December 31, 2022	15.01	0.16	(3.34)	(3.18)	(0.16)	(0.15)	(0.31)
Year Ended December 31, 2021	13.44	0.20	3.84	4.04	(0.19)	(2.28)	(2.47)
Year Ended December 31, 2020	11.12	0.20	2.87	3.07	(0.21)	(0.54)	(0.75)
Year Ended December 31, 2019	9.05	0.21	2.05	2.26	(0.19)	— (f)	(0.19)

(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

312	SIX CIRCLES TRUST	JUNE 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$17.18	15.77%	$24,616,876	0.05%	1.36%	0.26%	18.87%
14.84	30.43	22,024,769	0.06	1.40	0.27	62.51
11.52	(21.22)	14,690,706	0.06	1.26	0.27	48.77
15.01	30.48	18,337,953	0.05	1.26	0.26	70.88
13.44	27.64	13,064,418	0.06	1.71	0.27	71.32
11.12	24.94	11,237,068	0.08	2.05	0.29	58.71

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	313

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles International Unconstrained Equity Fund
Six Months Ended June 30, 2024 (Unaudited)	$10.75	$0.24		$0.69	$0.93	$—	$—	$—
Year Ended December 31, 2023	9.30	0.28		1.48	1.76	(0.31)	—	(0.31)
Year Ended December 31, 2022	11.10	0.28		(1.79)	(1.51)	(0.29)	—	(0.29)
Year Ended December 31, 2021	9.98	0.28	(f)	1.11	1.39	(0.27)	—	(0.27)
Year Ended December 31, 2020	9.59	0.22		0.37	0.59	(0.16)	(0.04)	(0.20)
Year Ended December 31, 2019	8.30	0.31		1.26	1.57	(0.28)	—	(0.28)

(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Includes income recognized from non-cash dividends which amounted to $0.02 per share and 0.152% of average net assets for the year ended December 31, 2021.
(g)	Includes interest expense, which was 0.009% for the year ended December 31, 2021.
(h)	Includes interest expense, which was 0.009% for the year ended December 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

314	SIX CIRCLES TRUST	JUNE 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$11.68	8.65%	$15,090,468	0.07%		4.19%		0.27%	11.27%
10.75	18.96	13,764,429	0.08		2.77		0.28	77.31
9.30	(13.60)	11,380,626	0.08		2.95		0.28	69.15
11.10	14.04	14,228,563	0.10	(g)	2.61	(f)	0.30	61.71
9.98	6.17	8,621,638	0.10	(h)	2.52		0.30	104.24
9.59	18.90	5,355,585	0.13		3.35		0.33	135.39

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	315

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Return of capital	Total distributions

Six Circles Global Bond Fund
Six Months Ended June 30, 2024 (Unaudited)	$8.48	$0.14	$(0.13)	$0.01	$(0.14)	$—		$—	$(0.14)
Year Ended December 31, 2023	8.10	0.26	0.38	0.64	—	—		(0.26)	(0.26)
Year Ended December 31, 2022	9.87	0.15	(1.02)	(0.87)	(0.90)	—		—	(0.90)
Year Ended December 31, 2021	10.20	0.09	(0.17)	(0.08)	(0.25)	—	(i)	—	(0.25)
Period Ended December 31, 2020*	10.00	0.05	0.22	0.27	(0.07)	—		—	(0.07)

*	Six Circles Global Bond Fund was launched on May 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Includes interest expense, which was 0.033% for the six months ended June 30, 2024.
(g)	Includes interest expense, which was 0.058% for the year ended December 31, 2023.
(h)	Includes interest expense, which was 0.006% for the year ended December 31, 2022.
(i)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

316	SIX CIRCLES TRUST	JUNE 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$8.35	0.13%	$12,343,652	0.14	%(f)	0.11%	3.45%	0.32%	92.85%
8.48	8.02	10,193,090	0.18	(g)	0.12	3.21	0.36	167.69
8.10	(8.84)	7,909,895	0.12	(h)	0.12	1.60	0.31	227.27
9.87	(0.74)	7,804,063	0.11	(e)	0.11	0.86	0.30	308.56
10.20	2.67	6,619,708	0.16	(e)	0.16	0.74	0.36	198.77

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	317

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Total distributions

Six Circles Tax Aware Bond Fund
Six Months Ended June 30, 2024 (Unaudited)	$9.85	$0.16	$(0.10)	$0.06	$(0.15)	$—		$(0.15)
Year Ended December 31, 2023	9.52	0.27	0.33	0.60	(0.27)	—		(0.27)
Year Ended December 31, 2022	10.46	0.17	(0.94)	(0.77)	(0.17)	—		(0.17)
Year Ended December 31, 2021	10.45	0.11	0.01	0.12	(0.11)	—	(f)	(0.11)
Period Ended December 31, 2020*	10.00	0.05	0.45	0.50	(0.05)	—		(0.05)

*	Six Circles Tax Aware Bond Fund was launched on May 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

318	SIX CIRCLES TRUST	JUNE 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.76	0.67%	$10,196,830	0.13%	3.25%	0.27%	8.53%
9.85	6.37	8,065,630	0.14	2.79	0.28	12.31
9.52	(7.41)	5,860,578	0.14	1.71	0.28	49.51
10.46	1.15	6,392,319	0.13	1.04	0.28	13.54
10.45	5.03	5,029,650	0.18	0.85	0.35	35.13

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	319

CONSOLIDATED FINANCIAL HIGHLIGHTS†

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions		Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions

Six Circles Credit Opportunities Fund
Six Months Ended June 30, 2024 (Unaudited)	$8.76	$0.31	$0.02		$0.33	$(0.30)	$—	—	$(0.30)
Year Ended December 31, 2023	8.69	0.70	0.09		0.79	(0.72)	—		(0.72)
Year Ended December 31, 2022	10.28	0.58	(1.61)		(1.03)	(0.56)	—		(0.56)
Year Ended December 31, 2021	10.29	0.34	0.01	(f)	0.35	(0.35)	(0.01)		(0.36)
Period Ended December 31, 2020*	10.00	0.13	0.28		0.41	(0.12)	—		(0.12)

†	Not consolidated for periods ended before December 31, 2023.
*	Six Circles Credit Opportunities Fund was launched on August 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

320	SIX CIRCLES TRUST	JUNE 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses with interest expense (e)		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$8.79	3.78%	$7,515,655	0.26	%(e)	0.26%	7.05%	0.78%	18.86%
8.76	9.56	3,371,686	0.29		0.29	8.08	0.79	51.47
8.69	(10.02)	4,461,834	0.29		0.29	6.45	0.80	123.84
10.28	3.42	3,579,429	0.25		0.25	3.26	0.81	51.33
10.29	4.11	1,076,525	0.44		0.44	3.40	1.11	11.35

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	321

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited)

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended to add fund series on September 21, 2018, November 19, 2019, and April 13, 2020, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are seven separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. Each Fund currently offers one class of shares.

Fund	Commencement of Operations	Diversification Status
Six Circles Ultra Short Duration Fund	July 9, 2018	Diversified
Six Circles Tax Aware Ultra Short Duration Fund	July 9, 2018	Diversified
Six Circles U.S. Unconstrained Equity Fund	July 9, 2018	Non-Diversified
Six Circles International Unconstrained Equity Fund	July 9, 2018	Non-Diversified
Six Circles Global Bond Fund	May 19, 2020	Non-Diversified
Six Circles Tax Aware Bond Fund	May 19, 2020	Diversified
Six Circles Credit Opportunities Fund	August 19, 2020	Diversified

The investment objective of each of the Six Circles Ultra Short Duration Fund and the Six Circles Tax Aware Ultra Short Duration Fund is to generate current income consistent with capital preservation.

The investment objective of each of the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund is to provide capital appreciation.

The investment objective of the Six Circles Global Bond Fund and the Six Circles Credit Opportunities Fund is to provide total return.

The investment objective of the Six Circles Tax Aware Bond Fund is to provide after-tax total return.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged certain Sub-Advisers to manage the assets of the Funds.

Effective November 8, 2023, the Six Circles Credit Opportunities Fund launched the Six Circles Credit Opportunities Fund (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by JPMPI and sub-advised by Pacific Investment Management Company LLC (“PIMCO”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation

The Subsidiary’s investments, as well as any other assets and liabilities of the Subsidiary, are reflected in the Fund’s Consolidated Schedule of Portfolio Investments and Consolidated Statement of Assets and Liabilities. All intercompany accounts and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the Adviser as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based

322	SIX CIRCLES TRUST	JUNE 30, 2024

valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Exchange-traded futures contracts and options are generally valued on the basis of available market quotations. Swaps, forward foreign currency exchange contracts and over the counter options are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 —Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 —Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JUNE 30, 2024	SIX CIRCLES TRUST	323

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$117,631	$—	$117,631
Certificates of Deposit
Financial	—	1,470	—	1,470
Collateralized Mortgage Obligations	—	25,609	—	25,609
Commercial Mortgage-Backed Securities	—	23,703	—	23,703
Corporate Bonds
Basic Materials	—	2,403	—	2,403
Communications	—	31,655	—	31,655
Consumer Cyclical	—	37,403	—	37,403
Consumer Non-cyclical	—	36,720	—	36,720
Energy	—	11,649	—	11,649
Financial	—	133,493	—	133,493
Industrial	—	21,102	—	21,102
Technology	—	14,400	—	14,400
Utilities	—	15,258	—	15,258

Total Corporate Bonds	—	304,083	—	304,083

Foreign Government Securities	—	3,391	—	3,391
U.S. Government Agency Securities	—	7,263	—	7,263
U.S. Treasury Obligations	—	78,080	—	78,080
Short-Term Investments
Commercial Papers	—	25,792	—	25,792
Foreign Government Securities	—	12,898	—	12,898
Time Deposits	—	10,896	—	10,896
U.S. Treasury Obligations	—	20,309	—	20,309

Total Short-Term Investments	—	69,895	—	69,895

Total Investments in Securities	$—	$631,125	$—	$631,125

Appreciation in Other Financial Instruments
Futures contracts	$154	$—	$—	$154
Forward Foreign Currency Exchange contracts	—	301	—	301

Total Appreciation in Other Financial Instruments	$154	$301	$—	$455

Depreciation in Other Financial Instruments
Futures contracts	$(337)	$—	$—	$(337)
Forward Foreign Currency Exchange contracts	—	(127)	—	(127)

Total Depreciation in Other Financial Instruments	$(337)	$(127)	$—	$(464)

324	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$57,647	$—	$57,647
Certificates of Deposit
Financial	—	1,604	—	1,604
Collateralized Mortgage Obligations	—	22,232	—	22,232
Commercial Mortgage-Backed Securities	—	7,354	—	7,354
Corporate Bonds
Communications	—	2,803	—	2,803
Consumer Cyclical	—	14,519	—	14,519
Consumer Non-cyclical	—	12,547	—	12,547
Energy	—	952	—	952
Financial	—	65,379	—	65,379
Industrial	—	7,423	—	7,423
Technology	—	3,950	—	3,950
Utilities	—	7,970	—	7,970

Total Corporate Bonds	—	115,543	—	115,543

Foreign Government Securities	—	1,730	—	1,730
Municipal Bonds	—	506,289	—	506,289
U.S. Government Agency Security	—	1,000	—	1,000
U.S. Treasury Obligation	—	4,874	—	4,874
Short-Term Investments
Commercial Papers	—	1,894	—	1,894
Municipal Bonds	—	24,941	—	24,941
Time Deposits	—	2,896	—	2,896
U.S. Treasury Obligation	—	42	—	42

Total Short-Term Investments	—	29,773	—	29,773

Total Investments in Securities	$—	$748,046	$—	$748,046

Appreciation in Other Financial Instruments
Futures contracts	$187	$—	$—	$187
Forward Foreign Currency Exchange contracts	—	50	—	50

Total Appreciation in Other Financial Instruments	$187	$50	$—	$237

Depreciation in Other Financial Instruments
Futures contracts	$(136)	$—	$—	$(136)
Forward Foreign Currency Exchange contracts	—	(86)	—	(86)

Total Depreciation in Other Financial Instruments	$(136)	$(86)	$—	$(222)

JUNE 30, 2024	SIX CIRCLES TRUST	325

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$314,597	$—	$—	$314,597
Communications	4,085,860	—	—	4,085,860
Consumer Cyclical	1,416,029	—	—	1,416,029
Consumer Non-cyclical	4,361,014	—	—	4,361,014
Energy	770,792	—	—	770,792
Financial	3,980,784	—	—	3,980,784
Industrial	1,648,850	—	—	1,648,850
Technology	7,709,921	—	—	7,709,921
Utilities	152,849	—	—	152,849

Total Common Stocks	24,440,696	—	—	24,440,696

Short-Term Investments
Time Deposits	—	159,012	—	159,012

Total Investments in Securities	$24,440,696	$159,012	$—	$24,599,708

Appreciation in Other Financial Instruments
Futures contracts	$657	$—	$—	$657

Depreciation in Other Financial Instruments
Futures contracts	$(108)	$—	$—	$(108)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$37,744	$—	$37,744
Belgium	846	273,339	—	274,185
Chile	—	23,247	—	23,247
China	—	1,745	—	1,745
Denmark	—	1,260,512	—	1,260,512
Finland	—	183,932	—	183,932
France	—	1,786,289	—	1,786,289
Germany	—	1,903,527	—	1,903,527
Hong Kong	—	44,425	—	44,425
Ireland	17,273	134,595	—	151,868
Italy	—	440,174	—	440,174
Japan	—	731,134	—	731,134
Jordan	—	4,344	—	4,344
Luxembourg	—	24,249	—	24,249
Netherlands	—	1,573,527	—	1,573,527
Norway	1,370	88,261	—	89,631
Poland	—	3,140	—	3,140
Portugal	—	18,187	—	18,187
Spain	—	363,104	—	363,104
Sweden	1,044	488,340	—	489,384
Switzerland	—	2,269,719	—	2,269,719
Taiwan	—	334,478	—	334,478
United Arab Emirates	—	—	—	—
United Kingdom	71,632	2,727,259	—	2,798,891

Total Common Stocks	92,165	14,715,271	—	14,807,436

326	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles International Unconstrained Equity Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Germany	$—	$42,530	$—		$42,530
Right
Italy	—	—	—	(a)	—	(a)
Short-Term Investments
Time Deposits	—	134,505	—		134,505

Total Investments in Securities	$92,165	$14,892,306	$—		$14,984,471

Appreciation in Other Financial Instruments
Futures contracts	$335	$—	$—		$335

Depreciation in Other Financial Instruments
Futures contracts	$(52)	$—	$—		$(52)

(a)	Amount rounds to less than $500.

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$68,465	$—	$68,465
Collateralized Mortgage Obligations	—	277,246	—	277,246
Commercial Mortgage-Backed Securities	—	47,122	—	47,122
Corporate Bonds
Basic Materials	—	83,100	—	83,100
Communications	—	197,318	—	197,318
Consumer Cyclical	—	194,623	—	194,623
Consumer Non-cyclical	—	449,558	—	449,558
Energy	—	130,125	—	130,125
Financial	—	1,309,305	—	1,309,305
Government	—	172,216	—	172,216
Industrial	—	273,528	—	273,528
Technology	—	108,516	—	108,516
Utilities	—	304,352	—	304,352

Total Corporate Bonds	—	3,222,641	—	3,222,641

Foreign Government Securities	—	6,737,658	—	6,737,658
Mortgage-Backed Securities	—	1,652,776	—	1,652,776
Municipal Bonds	—	5,881	—	5,881
U.S. Government Agency Securities	—	12,392	—	12,392
U.S. Treasury Obligations	—	853,392	—	853,392
Short-Term Investments
Repurchase Agreement	—	14,500	—	14,500
Time Deposits	—	206,242	—	206,242
U.S. Treasury Obligations	—	20,561	—	20,561

Total Short-Term Investments	—	241,303	—	241,303

Total Investments in Securities	$—	$13,118,876	$—	$13,118,876

Liabilities
Debt Securities
Mortgage-Backed Securities	$—	$184,660	$—	$184,660

JUNE 30, 2024	SIX CIRCLES TRUST	327

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

Six Circles Global Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures contracts	$647	$—	$—	$647
Forward Foreign Currency Exchange contracts	—	129,789	—	129,789
OTC Interest Rate Swaps contracts	—	26	—	26
Centrally Cleared Interest Rate Swap contracts	—	2,615	—	2,615
Centrally Cleared Credit Default Swap contract	—	4	—	4

Total Appreciation in Other Financial Instruments	$647	$132,434	$—	$133,081

Depreciation in Other Financial Instruments
Futures contracts	$(978)	$—	$—	$(978)
Forward Foreign Currency Exchange contracts	—	(11,175)	—	(11,175)
OTC Interest Rate Swap contract	—	(78)	—	(78)
Centrally Cleared Interest Rate Swap contracts	—	(4,646)	—	(4,646)
Written Option contracts
Written Call Option contracts	—	(3)	—	(3)
Written Put Option contracts	—	(176)	—	(176)

Total Written Option contracts	—	(179)	—	(179)

Total Depreciation in Other Financial Instruments	$(978)	$(16,078)	$—	$(17,056)

(a)	Amount rounds to less than $500.

Six Circles Tax Aware Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bond
Consumer Non-cyclical	$—	$474	$—	$474
Municipal Bonds	—	10,050,717	—	10,050,717
Short-Term Investments
Municipal Bonds	—	19,518	—	19,518
Time Deposits	—	125,608	—	125,608

Total Short-Term Investments	—	145,126	—	145,126

Total Investments in Securities	$—	$10,196,317	$—	$10,196,317

328	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$162,038	$—	$162,038
Collateralized Mortgage Obligations	—	6,427	—	6,427
Commercial Mortgage-Backed Securities	—	11,940	—	11,940
Convertible Bonds
Basic Materials	—	855	—	855
Communications	—	9,838	—	9,838
Consumer Cyclical	—	3,785	—	3,785
Consumer Non-cyclical	—	5,480	—	5,480
Energy	—	3,328	—	3,328
Financial	—	4,155	—	4,155
Industrial	—	833	—	833
Technology	—	2,038	—	2,038
Utilities	—	4,829	—	4,829

Total Convertible Bonds	—	35,141	—	35,141

Corporate Bonds
Basic Materials	—	284,513	—	284,513
Communications	—	800,048	9	800,057
Consumer Cyclical	—	1,041,255	—	1,041,255
Consumer Non-cyclical	—	849,347	—	849,347
Diversified	—	11,215	—	11,215
Energy	—	612,515	—	612,515
Financial	—	1,118,758	—	1,118,758
Industrial	—	650,662	—	650,662
Technology	—	238,812	—	238,812
Utilities	—	280,065	—	280,065

Total Corporate Bonds	—	5,887,190	9	5,887,199

Foreign Government Securities	—	615,062	—	615,062
U.S. Treasury Obligations	—	123,080	—	123,080
Common Stocks
Basic Materials	—	—	2,551	2,551
Communications	—	3,188	2,132	5,320
Utilities	—	—	686	686

Total Common Stocks	—	3,188	5,369	8,557

Preferred Stocks
Communications	—	—	1,647	1,647
Consumer Cyclical	—	—	6,467	6,467

Total Preferred Stocks	—	—	8,114	8,114

Loan Assignments
Basic Materials	—	9,398	—	9,398
Communications	—	45,619	—	45,619
Consumer Cyclical	—	22,323	—	22,323
Consumer Non-cyclical	—	43,213	—	43,213
Diversified	—	1,314	—	1,314
Energy	—	4,368	—	4,368
Financial	—	28,047	2,200	30,247
Government	—	—	9,250	9,250
Industrial	—	35,169	—	35,169
Technology	—	67,520	—	67,520
Utilities	—	978	—	978

Total Loan Assignments	—	257,949	11,450	269,399

JUNE 30, 2024	SIX CIRCLES TRUST	329

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

Six Circles Credit Opportunities Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Commercial Papers	$—	$3,170	$—	$3,170
Corporate Bond	—	1,006	—	1,006
Time Deposits	—	177,645	—	177,645
U.S. Treasury Obligations	—	77,294	—	77,294

Total Short-Term Investments	—	259,115	—	259,115

Total Investments in Securities	$—	$7,361,130	$24,942	$7,386,072

Appreciation in Other Financial Instruments
Futures contracts	$618	$—	$—	$618
Forward Foreign Currency Exchange contracts	—	26,480	—	26,480
Centrally Cleared Interest Rate Swap contracts	—	619	—	619
OTC Credit Default Swaps contracts	—	225	—	225
Centrally Cleared Credit Default Swaps contracts	—	399	—	399

Total Appreciation in Other Financial Instruments	$618	$27,723	$—	$28,341

Depreciation in Other Financial Instruments
Futures contracts	$(195)	$—	$—	$(195)
Forward Foreign Currency Exchange contracts	—	(1,341)	—	(1,341)
Centrally Cleared Interest Rate Swap contracts	—	(1,459)	—	(1,459)
OTC Credit Default Swaps contracts	—	(40)	—	(40)
Centrally Cleared Credit Default Swap contract	—	(39)	—	(39)

Total Depreciation in Other Financial Instruments	$(195)	$(2,879)	$—	$(3,074)

There were no significant transfers into or out of level 3 for the period ended June 30, 2024 for the Funds.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds may purchase when-issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchase delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

D. Investments in Cayman Subsidiary - The Six Circles Credit Opportunities Fund may seek to purchase certain newly-issued Regulation S securities in its Asia High Yield allocation through investments in Six Circles Credit Opportunities Fund (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). As of June 30, 2024, the net assets of the Subsidiary were $21,558,417 representing 0.29% of the Six Circles Credit Opportunities Fund’s consolidated net assets.

E. Loan Assignments — The Six Circles Credit Opportunities Fund invests in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing

330	SIX CIRCLES TRUST	JUNE 30, 2024

payment or may suffer a loss of principal and/or interest. The Adviser or Sub-Advisers may have access to material non-public information regarding the Borrower.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 5.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities, if any. As of June 30, 2024 the Six Circles Credit Opportunities Fund had no loan commitments outstanding.

F. Derivatives — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund.

Notes F(1) — F(4) below describe the various derivatives used by the Funds.

(1) Options — The Six Circles Global Bond Fund purchased and sold (“wrote”) put and call options on securities to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Funds’ option contracts are subject to master netting arrangements.

JUNE 30, 2024	SIX CIRCLES TRUST	331

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(2) Futures Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Six Circles U.S. Unconstrained Equity Fund and Six Circles International Unconstrained Equity Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3) Forward Foreign Currency Exchange Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4) Swaps — The Six Circles Global Bond Fund and the Six Circles Credit Opportunities Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

332	SIX CIRCLES TRUST	JUNE 30, 2024

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

(5) Summary of Derivatives Information

The following tables present the value of derivatives held as of June 30, 2024, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts(a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$154	$—	$154
Foreign exchange contracts	Receivables	—	301	301

Total		$154	$301	$455

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(337)	$—	$(337)
Foreign exchange contracts	Payables	—	(127)	(127)

Total		$(337)	$(127)	$(464)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

JUNE 30, 2024	SIX CIRCLES TRUST	333

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts(a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$187	$—	$187
Foreign exchange contracts	Receivables	—	50	50

Total		$187	$50	$237

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(136)	$—	$(136)
Foreign exchange contracts	Payables	—	(86)	(86)

Total		$(136)	$(86)	$(222)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles U.S. Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts(a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$657

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(108)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles International Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts(a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$335

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(52)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

334	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles Global Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$647	$—	$7,165	$26	$7,838
Foreign exchange contracts	Receivables	—	129,789	—	—	129,789

Total		$647	$129,789	$7,165	$26	$137,627

Gross Liabilities:
Credit contracts	Payables	$—	$—	$(92)	$—	$(92)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(978)	—	(10,941)	(78)	(12,176)
Foreign exchange contracts	Payables	—	(11,175)	—	—	(11,175)

Total		$(978)	$(11,175)	$(11,033)	$(78)	$(23,443)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Credit Opportunities Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	Total
Credit contracts	Receivables	$—	$—	$12,414	$178	$12,592
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	618	—	1,467	—	2,085
Foreign exchange contracts	Receivables	—	26,480	—	—	26,480

Total		$618	$26,480	$13,881	$178	$41,157

Gross Liabilities:
Credit contracts	Payables	$—	$—	$(1,157)	$(883)	$(2,040)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(195)	—	(3,780)	—	(3,975)
Foreign exchange contracts	Payables	—	(1,341)	—	—	(1,341)

Total		$(195)	$(1,341)	$(4,937)	$(883)	$(7,356)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the Consolidated SOIs. The Consolidated Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Consolidated Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

JUNE 30, 2024	SIX CIRCLES TRUST	335

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

The following tables present the Funds’ gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of June 30, 2024 (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset		Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$4		$(4)		$—	$—
BNP Paribas	21		—		—	21
Citibank, NA	6		(6)		—	—
Deutsche Bank AG	40		—		—	40
Goldman Sachs International	17		—		—	17
Nomura International plc	213		—		—	213
UBS AG LONDON	—	(b)	(—	)(b)	—	—	(b)

	$301		$(10)		$—	$291

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset		Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$20		$—		$—	$20
Barclays Bank plc	62		(4)		(58)	—
Citibank, NA	41		(6)		—	35
Morgan Stanley & Co.	4		—		—	4
UBS AG LONDON	—	(b)	(—	)(b)	—	—	(b)

	$127		$(10)		$(58)	$59

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Amount rounds to less than $500.

336	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles Tax Aware Ultra Short Duration Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$5	$(5)	$—	$—
Deutsche Bank AG	45	—	—	45

	$50	$(5)	$—	$45

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$59	$(5)	$(42)	$12
Bank of America, NA	23	—	—	23
Morgan Stanley & Co.	4	—	—	4

	$86	$(5)	$(42)	$39

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

Six Circles Global Bond Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$45,685	$(601)	$(1,310)	$43,774
Bank of New York Mellon	448	(154)	—	294
Barclays Bank plc	2,234	(1,243)	(770)	221
BNP Paribas	149	(122)	—	27
Brown Brothers Harriman & Co.	9,751	(427)	—	9,324
Citibank, NA	29,870	(2,630)	(2,031)	25,209
Deutsche Bank AG	22,578	(1,507)	—	21,071
Goldman Sachs International	4,650	(3,268)	(1,382)	—
HSBC Bank plc	218	(116)	(100)	2
Morgan Stanley & Co.	8,290	(720)	(90)	7,480
Royal Bank of Canada	115	(115)	—	—
Standard Chartered Bank	5,033	(197)	—	4,836
Toronto-Dominion Bank (The)	376	(18)	—	358
UBS AG LONDON	411	(85)	—	326
Westpan Banking Corp.	7	(7)	—	—

	$129,815	$(11,210)	$(5,683)	$112,922

JUNE 30, 2024	SIX CIRCLES TRUST	337

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

Six Circles Global Bond Fund (continued)

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$601	$(601)	$—	$—
Bank of New York Mellon	154	(154)	—	—
Barclays Bank plc	1,243	(1,243)	—	—
BNP Paribas	122	(122)	—	—
Brown Brothers Harriman & Co.	427	(427)	—	—
Citibank, NA	2,630	(2,630)	—	—
Citigroup Global Markets, Inc.	179	—	(179)	—
Deutsche Bank AG	1,507	(1,507)	—	—
Goldman Sachs International	3,268	(3,268)	—	—
HSBC Bank plc	116	(116)	—	—
Morgan Stanley & Co.	720	(720)	—	—
Royal Bank of Canada	158	(115)	—	43
Standard Chartered Bank	197	(197)	—	—
Toronto-Dominion Bank (The)	18	(18)	—	—
UBS AG LONDON	85	(85)	—	—
Westpac Banking Corp.	7	(7)	—	—

	$11,432	$(11,210)	$(179)	$43

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

Six Circles Credit Opportunities Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset		Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$839		$(10)		$(778)	$51
Barclays Bank plc	310		(193)		(70)	47
BNP Paribas	78		—		—	78
Citibank, NA	25,374		(566)		—	24,808
Goldman Sachs International	43		(1)		—	42
HSBC Bank plc	20		—		—	20
Morgan Stanley	41		(41)		—	—
UBS AG LONDON	—	(b)	(—	)(b)	—	—	(b)

	$26,705		$(811)		$(848)	$25,046

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset		Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$10		$(10)		$—	$—
Barclays Bank plc	193		(193)		—	—
Citibank, NA	566		(566)		—	—
Goldman Sachs International	1		(1)		—	—
Morgan Stanley	611		(41)		(570)	—
UBS AG LONDON	—	(b)	(—	)(b)	—	—	(b)

	$1,381		$(811)		$(570)	$—

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Consolidated Statements of Assets and Liabilities.
(b)	Amount rounds to less than $500.

338	SIX CIRCLES TRUST	JUNE 30, 2024

The following tables present the effect of derivatives on the Statements of Operations for the period ended June 30, 2024, by primary underlying risk exposure (amounts in thousands):

Six Circles Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$762	$—	$762
Foreign exchange contracts	—	1,343	1,343

Total	$762	$1,343	$2,105

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$(82)	$—	$(82)
Foreign exchange contracts	—	1,504	1,504

Total	$(82)	$1,504	$1,422

Six Circles Tax Aware Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$(83)	$—	$(83)
Foreign exchange contracts	—	(126)	(126)

Total	$(83)	$(126)	$(209)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$2	$—	$2
Foreign exchange contracts	—	623	623

Total	$2	$623	$625

Six Circles U.S. Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$17,619

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(4,200)

JUNE 30, 2024	SIX CIRCLES TRUST	339

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$9,366	$—	$9,366
Foreign exchange contracts	—	150	150

Total	$9,366	$150	$9,516

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$222	$—	$222
Foreign exchange contracts	—	60	60

Total	$222	$60	$282

Six Circles Global Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options written	Total
Credit contracts	$—	$—	$(153)	$—	$(153)
Interest rate contracts	1,285	—	(1,533)	833	585
Foreign exchange contracts	—	117,894	—	—	117,894

Total	$1,285	$117,894	$(1,686)	$833	$118,326

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options written	Total
Credit contracts	$—	$—	$4	$—	$4
Interest rate contracts	(954)	—	3,821	(7)	2,860
Foreign exchange contracts	—	179,612	—	—	179,612

Total	$(954)	$179,612	$3,825	(7)	$182,476

Six Circles Credit Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Consolidated Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$6,990	$6,990
Equity contracts	(331)	—	—	(331)
Interest rate contracts	(171)	—	(834)	(1,005)
Foreign exchange contracts	—	2,968	—	2,968

Total	$(502)	$2,968	$6,156	$8,622

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Consolidated Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$(1,872)	$(1,872)
Interest rate contracts	(1,703)	—	(72)	(1,775)
Foreign exchange contracts	—	25,496	—	25,496

Total	$(1,703)	$25,496	$(1,944)	$21,849

340	SIX CIRCLES TRUST	JUNE 30, 2024

Derivatives Volume

The table below discloses the volume of the Funds’ options, futures contracts, forward foreign currency exchange contracts and swaps activity during the period ended June 30, 2024 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Ultra Short Duration Fund		Six Circles Tax Aware Ultra Short Duration Fund		Six Circles U.S. Unconstrained Equity Fund	Six Circles International Unconstrained Equity Fund		Six Circles Global Bond Fund	Six Circles Tax Aware Bond Fund	Six Circles Credit Opportunities Fund
Futures Contracts:
Average Notional Amount Long	$49,921		$60,842		$159,601	$130,086		$365,886	$—	$194,683
Average Notional Amount Short	64,676		36,070		—	—		435,532	—	36,005
Forward Foreign Currency Exchange:
Average Principal Amount Purchased	8,819	(a)	9,126	(a)	—	94,684	(b)	4,067,783	—	77,293
Average Principal Amount Sold	64,459		27,306		—	95,081	(b)	12,387,463	—	1,400,068
Credit Default Swaps:
Average Notional Amount — Buy Protection	—		—		—	—		13,777	—	81,370
Average Notional Amount — Sell Protection	—		—		—	—		—	—	202,654
Interest Rate Swaps:
Average Notional Amount	—		—		—	—		269,448	—	165,316
Over the Counter Options:
Average Number of Contracts Written	—		—		—	—		42,857	—	—

(a)	Positions were open for 5 months during the year.
(b)	Positions were open for 1 month during the year.

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

H. Short Sales — The Funds may engage in short sales as part of their normal investment activities. In a short sale, the Funds sell securities they do not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Funds borrow securities from a broker. To close out a short position, the Funds deliver the same securities to the broker.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the custodian is recorded as Restricted cash on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the Statements of Operations. The Funds are obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. The Funds will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will record a realized gain if the price of the borrowed security declines between those dates.

JUNE 30, 2024	SIX CIRCLES TRUST	341

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

I. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date or corporate action date at fair value. Six Circles Credit Opportunities Fund may receive income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest income on the Statements of Operations.

Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

J. Repurchase Agreements — The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, shall equal at least 100% of the principal amount of the repurchase transaction. The repurchase agreements further authorize the Funds to demand additional collateral in the event that the dollar value of the collateral falls below 100%. The Funds will make payments for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian.

Repurchase Agreements outstanding at period end, if any, are listed after each Fund’s SOI.

The Funds’ repurchase agreements are not subject to master netting arrangements.

K. Reverse Repurchase Agreements — In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements outstanding at period end, if any, are listed after each Fund’s SOI.

Six Circles Global Bond Fund had an average amount of borrowings outstanding during the period ended June 30, 2024 of $130,374,173 at a weighted average interest rate of 5.443%.

L. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2024 the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

M. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

342	SIX CIRCLES TRUST	JUNE 30, 2024

N. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Ultra Short Duration Fund	Monthly	Annual
Six Circles Tax Aware Ultra Short Duration Fund	Monthly	Annual
Six Circles U.S. Unconstrained Equity Fund	Annual	Annual
Six Circles International Unconstrained Equity Fund	Annual	Annual
Six Circles Global Bond Fund	Monthly	Annual
Six Circles Tax Aware Bond Fund	Monthly	Annual
Six Circles Credit Opportunities Fund	Monthly	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

O. Sale-buyback Transactions — A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected in the payable for investments purchased on the Statements of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions. Sale-buyback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of sale-buyback transactions as of period end, if any, is disclosed in the Fund’s Schedule of Investments.

Six Circles Global Bond Fund had an average amount of borrowings outstanding during the period ended June 30, 2024 of $1,631,582 at a weighted average interest rate of 0.055%.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund except Six Circles Credit Opportunities Fund. The fee for the Six Circles Credit Opportunities Fund is 0.75% of the average daily net assets.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”), Royal Bank of Canada Global Asset Management (UK) (“RBC GAM (UK)”), Insight North America LLC (“Insight”), Capital International, Inc. (“Capital Group”), Goldman Sachs Asset Management, L.P. (“Goldman”), Muzinich & Co. (“Muzinich”), Nuveen Asset Management, LLC (“Nuveen”) , Pacific Investment Management Company LLC (“PIMCO”), PGIM, Inc. (“PGIM”), Allspring Global Investments, LLC (“Allspring”), and Lord Abbett & Co. LLC (“Lord Abbett”) currently serve as the Sub-Advisers to the Funds. The Sub-Advisers are paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreements.

On October 5, 2018, the Adviser entered into an agreement to allow Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. During the reporting period, the Funds have not allocated assets to Russell.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3F and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

JUNE 30, 2024	SIX CIRCLES TRUST	343

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

F. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2025, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay the Fund’s Sub-Advisers. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Fund. The Adviser has also contractually agreed through at least April 30, 2025, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund	Expense Cap
Six Circles Ultra Short Duration Fund	0.40%
Six Circles Tax Aware Ultra Short Duration Fund	0.40%
Six Circles U.S. Unconstrained Equity Fund	0.45%
Six Circles International Unconstrained Equity Fund	0.50%
Six Circles Global Bond Fund	0.40%
Six Circles Tax Aware Bond Fund	0.40%
Six Circles Credit Opportunities Fund	0.95%

An expense reimbursement by the Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause the Fund’s operating expenses (taking into account any reimbursements or waiver by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2025, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the period ended June 30, 2024 there were no amounts reimbursed by the Adviser, nor were there amounts available for potential future recoupment by the Adviser.

G. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the period ended June 30, 2024 the aggregate value of purchases and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales	Realized gain/loss
Six Circles U.S. Unconstrained Equity Fund	$522	$4,761	$172
Six Circles International Unconstrained Equity Fund	411	16	(3)

4. Investment Transactions

During the period ended June 30, 2024 purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Ultra Short Duration Fund	$210,052	$141,164	$98,639	$63,188
Six Circles Tax Aware Ultra Short Duration Fund	199,451	92,730	36,914	26,589
Six Circles U.S. Unconstrained Equity Fund	4,353,275	4,982,613	—	—
Six Circles International Unconstrained Equity Fund	2,026,701	1,614,105	—	—
Six Circles Global Bond Fund	6,493,198	3,675,353	7,191,609	7,345,126
Six Circles Tax Aware Bond Fund	3,306,674	762,053	2,337	11
Six Circles Credit Opportunities Fund	5,165,377	1,068,232	145,764	89,350

344	SIX CIRCLES TRUST	JUNE 30, 2024

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, and Six Circles Global Bond Fund are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in a Fund’s shares being more sensitive to economic results among those issuing the securities.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund, invest in foreign issuers and foreign securities (including depositary receipts) which are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Additionally, investors may have substantial difficulties bringing legal actions to enforce or protect investors’ rights, which can increase the risks of loss.

Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, a Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

The Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund invest a portion of their assets in the Asia Pacific region. The small size of securities markets and the low trading volume in some countries in the Asia Pacific Region may lead to a lack of liquidity. Also, some Asia Pacific economies and financial markets have been extremely volatile in recent years. Many of the countries in the region are developing, both politically and economically. They may have relatively unstable governments and economies based on only a few commodities or industries. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Also, some companies in the region may have less established product markets or a small management group and they may be more vulnerable to political or economic conditions, like nationalization. In addition, some countries have restricted the flow of money in and out of the country.

Certain of the currencies in the Asia Pacific region have experienced extreme volatility relative to the U.S. dollar. For example, Thailand, Indonesia, the Philippines and South Korea have had currency crises and have sought help from the International Monetary Fund. Holding securities in currencies that are devalued (or in companies whose revenues are substantially in currencies that are devalued) will likely decrease the value of a Fund’s holdings.

The trading volume on some Asia Pacific region stock exchanges is much lower than in the United States, and Asia Pacific region securities of some companies are less liquid and more volatile than similar U.S. securities. In addition, brokerage commissions on regional stock exchanges are fixed and are generally higher than the negotiated commissions in the United States. The imposition of tariffs or other trade barriers, or a downturn in the economy of a significant trading partner could adversely impact Asia Pacific companies. If a Fund concentrates in the Asia Pacific region, such Fund’s performance may be more volatile than that of a fund that invests globally. If Asia Pacific securities fall out of favor, it may cause a fund that concentrates in the Asia Pacific region to underperform funds that do not concentrate in the Asia Pacific region.

The Six Circles International Unconstrained Equity Fund performance may be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union.

The Six Circles International Unconstrained Equity Fund and Six Circles Credit Opportunities Fund may have investments in Mainland China, Hong Kong and Taiwan that are subject to significant legal, regulatory, monetary and economic risks, as well as the potential for regional and global conflicts, including actions that are contrary to the interests of the U.S.

JUNE 30, 2024	SIX CIRCLES TRUST	345

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

As of June 30, 2024, the Six Circles International Unconstrained Equity Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

France	Germany	Netherlands	Switzerland	United Kingdom
11.8%	12.9%	10.4%	15.0%	18.6%

As of June 30, 2024, the Six Circles Global Bond Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

China	France
14.1%	15.5%

As of June 30, 2024 a significant portion of the Six Circles International Unconstrained Equity and Six Circles Global Bond Funds’ net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Overnight bank deposits of foreign currency can result in negative interest rates based on monetary policies in that respective country. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of a Fund. Although a Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. A Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful, including due to delays in placing trades and other operational limitations, and the use of such strategies may lower a Fund’s potential returns.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund are subject to risks associated with mortgage-related and asset backed securities, including certain municipal housing authority obligations, collateralized loan obligations and collateralized debt obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund’s may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund’s may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Fund’s may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund’s may exhibit additional volatility. Mortgage-related and other asset backed securities may be issued by private issuers or issued, or guaranteed, by government or government-sponsored entities. The mortgage loans underlying privately issued mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. There is no government or government-sponsored entity guarantee for such privately issued investments and thus a Fund faces an increased risk of loss with respect to such privately issued investments.

The Funds may be subject to the risks associated with investments in derivatives, including futures, options, swaps and forward contracts, may be riskier than other types of investments and may increase the volatility of a Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed a Fund’s original investment. The Fund’s may be more volatile than if a Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of a Fund’s portfolio securities. Certain derivatives expose a Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose a Fund to risks of mispricing or improper valuation. Derivatives also can expose a Fund to derivative liquidity risk, which includes the risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of a Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error. Derivatives also subject a Fund to liquidity risk because the liquidity of derivatives is often based on the liquidity of the underlying instruments. In addition, the possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose a Fund to losses and could make derivatives more difficult for a Fund to value accurately.

346	SIX CIRCLES TRUST	JUNE 30, 2024

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts and forward foreign currency exchange contracts.

The Funds may be subject to the risks associated with investments in instruments including junk bonds, loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. A Fund’s will not have direct recourse against the borrower when a Fund invests in a loan participation. High yield securities and loans that are deemed to be liquid at the time of purchase may become illiquid.

The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/ or under unfavorable conditions, can increase the volatility of a Fund’s net asset value (“NAV”) per share. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which a Fund invests. The effects that any future pandemic or other global event can have upon public health and business and market conditions may have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate preexisting political, social and economic risks to a Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental response impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks many of which are designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when a Fund invests in shares of another investment company or ETF. A Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

The Six Circles U.S. Unconstrained Equity Fund may invest in companies in the healthcare sector which may be subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market. Several legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years and it is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.

JUNE 30, 2024	SIX CIRCLES TRUST	347

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

The Six Circles U.S. Unconstrained Equity Fund may invest in technology companies which may face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The Six Circles Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund may invest in financial services companies that are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

The Funds’ investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. A Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. A Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase or decrease interest rates or the timing, frequency, or magnitude of such increases or decreases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments. The Fund’s investments may be subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or a counterparty’s financial condition worsens, their credit quality may deteriorate. Prices of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of a Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

The Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Tax Aware Bond Fund are subject to municipal obligations risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. For example, the current COVID-19 pandemic has significantly stressed the financial resources of many municipalities, which may impair their ability to meet their financial obligations and harm the value of the Fund’s investments. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund’s investments. In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments.

The London Interbank Offering Rate (“LIBOR”) was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of a Fund’s investments may have transitioned from LIBOR or will transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for a Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on a Fund and its investments.

348	SIX CIRCLES TRUST	JUNE 30, 2024

The Six Circles Credit Opportunities Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Six Circles Credit Opportunities Fund or the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and is not subject to all the investor protections of the Investment Company Act.

6. Income Taxes and Distributions to Shareholders

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year ended December 31, 2023, the Funds made permanent book-to-tax reclassifications primarily related to investments in swap contracts, mark-to-market of forward foreign currency contracts, mark-to-market of futures contracts, real estate investment trusts (“REITs”), straddle loss deferrals, wash sale loss deferrals, contingent debt obligation investments, debt to equity perpetual bond investments, mark-to-market investments in passive foreign investment companies (“PFICs”) and net operating losses.

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2024 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Ultra Short Duration Fund	$633,035	$1,795	$(3,714)	$(1,919)
Six Circles Tax Aware Ultra Short Duration Fund	750,355	1,215	(3,663)	(2,448)
Six Circles U.S. Unconstrained Equity Fund	16,769,544	8,222,374	(391,661)	7,830,713
Six Circles International Unconstrained Equity Fund	12,184,107	3,548,858	(748,211)	2,800,647
Six Circles Global Bond Fund	13,797,540	288,811	(681,885)	(393,074)
Six Circles Tax Aware Bond Fund	10,375,526	99,110	(278,319)	(179,209)
Six Circles Credit Opportunities Fund	7,383,173	179,082	(143,222)	35,860

As of December 31, 2023, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Ultra Short Duration Fund	$4,735	$2,274
Six Circles Tax Aware Ultra Short Duration Fund	2,513	4,859
Six Circles International Unconstrained Equity Fund	340,212	591,630
Six Circles Global Bond Fund	331,291	62,187
Six Circles Tax Aware Bond Fund	52,949	90,253
Six Circles Credit Opportunities Fund	142,167	154,135

During the year ended December 31, 2023, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
Six Circles U.S. Unconstrained Equity Fund	$—	$(472,686)
Six Circles International Unconstrained Equity Fund	(97,234)	(130,513)
Six Circles Tax Aware Bond Fund	(492)	—

Specified ordinary losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2023, the Funds deferred to January 1, 2024 the following specified ordinary losses (amounts in thousands):

Specified Ordinary Loss
Six Circles Ultra Short Duration Fund	$3,427
Six Circles Tax Aware Ultra Short Duration Fund	1,098

7. Ownership Concentration

As of June 30, 2024, the Funds each had one affiliated omnibus account for the benefit of its clients which owned approximately 99% of its outstanding shares.

8. New Accounting Pronouncement

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.

JUNE 30, 2024	SIX CIRCLES TRUST	349

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2024. Management expects that the adoption of this guidance will not have a material impact on the Funds’ financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that require disclosure.

350	SIX CIRCLES TRUST	JUNE 30, 2024

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each fund on January 1, 2024 and continued to hold your shares at the end of the reporting period, June 30, 2024

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
Six Circles Ultra Short Duration Fund
Actual	$1,000.00	$1,027.40	$0.96	0.19%
Hypothetical	1,000.00	1,023.92	0.96	0.19
Six Circles Tax Aware Ultra Short Duration Fund
Actual	1,000.00	1,017.00	0.80	0.16
Hypothetical	1,000.00	1,024.07	0.81	0.16
Six Circles U.S. Unconstrained Equity Fund
Actual	1,000.00	1,157.70	0.27	0.05
Hypothetical	1,000.00	1,024.61	0.25	0.05
Six Circles International Unconstrained Equity Fund
Actual	1,000.00	1,086.50	0.36	0.07
Hypothetical	1,000.00	1,024.52	0.35	0.07
Six Circles Global Bond Fund
Actual	1,000.00	1,001.30	0.70	0.14
Hypothetical	1,000.00	1,024.17	0.70	0.14
Six Circles Tax Aware Bond Fund
Actual	1,000.00	1,006.70	0.65	0.13
Hypothetical	1,000.00	1,024.22	0.65	0.13
Six Circles Credit Opportunities Fund
Actual	1,000.00	1,037.80	1.32	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

JUNE 30, 2024	SIX CIRCLES TRUST	351

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Annual Approval of the Continuation of the Advisory, Sub-Advisory and Sub-Sub-Advisory Agreements

Materials Requested Prior to the Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray” or “Independent Legal Counsel”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting information from J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”) and each Sub-Adviser and Sub-Sub-Adviser (each as defined below) in connection with the proposed continuance of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and JPMPI for the Six Circles U.S. Unconstrained Equity Fund (the “U.S. Equity Fund”), the Six Circles International Unconstrained Equity Fund (the “International Equity Fund”), the Six Circles Tax Aware Ultra Short Duration Fund (the “Tax Aware Fund”), the Six Circles Ultra Short Duration Fund (the “Ultra Short Fund”), the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “MEP U.S. Fund”), the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “MEP International Fund”), the Six Circles Global Bond Fund (the “Global Bond Fund”), the Six Circles Tax Aware Bond Fund (the “Tax Aware Bond Fund”) and the Six Circles Credit Opportunities Fund (the “Credit Opportunities Fund”) (collectively the “Funds”), (ii) the Sub-Advisory Agreements in respect of the Funds between JPMPI and each of Allspring Global Investments, LLC (“Allspring”), BlackRock Investment Management, LLC (“BlackRock”), Capital International Inc. (“Capital”), Goldman Sachs Asset Management, L.P. (“GSAM”), Insight North America LLC (“Insight”), Lord, Abbett & Co. LLC (“Lord Abbett”), Muzinich & Co., Inc. (“Muzinich”), Nuveen Asset Management, LLC (“Nuveen”), PGIM, Inc. (“PGIM”), Pacific Investment Management Company LLC (“PIMCO”), RBC Global Asset Management (UK) Limited (“RBC GAM (UK)”) and Russell Investments Implementation Services LLC (“RIIS”) (in the case of RIIS, as a stand-by interim Sub-Adviser) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) and (iii) the Sub-Sub-Advisory Agreements between BlackRock and BlackRock International Limited (“BIL”), Blackrock and BlackRock (Singapore) Limited (“BSL”), PGIM and PGIM Limited (“PGIML”) and RBC GAM(UK) and RBC Global Asset Management (US) Inc. (“RBC GAM(US)”) (each of BIL, BSL, PGIML and RBC GAM(US), a “Sub-Sub-Adviser” and collectively, the “Sub-Sub-Advisers; each Sub-Adviser and its affiliated Sub-Sub-Adviser(s), as applicable, are sometimes collectively referred to herein as a single Sub-Adviser) (each of the Advisory Agreement, the Sub-Advisory Agreements and the Sub-Sub-Advisory Agreements, an “Agreement” and, collectively, the “Agreements”).

The requests were designed to address the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the Adviser and each Sub-Adviser furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. JPMPI and each Sub-Adviser (on behalf of itself and its affiliated Sub-Sub-Advisers, as applicable)

responded to the information requests and provided memoranda and related materials and exhibits for consideration by the Trustees, which were provided to the Trustees in advance of the Meeting and included in the Meeting Materials (together, the “15(c) Materials”).

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the continuation of the Agreements. The Trustees’ conclusions as to the approval of the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees. In deciding whether to approve the continuation of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the approval of the continuation of the Agreements, the Trustees reviewed the 15(c) Materials and related exhibits and other information which included, among other items, (i) the terms of the Agreements, (ii) comparative fee and expense information and comparative performance information of comparable 1940 Act funds developed by Broadridge Financial Solutions/Lipper (“Broadridge”) and of any comparable funds or accounts managed by the Adviser or a Sub-Adviser, (iii) performance of the Funds compared to applicable benchmarks/indices, (iv) fee schedules and composite performance information with respect to the J.P. Morgan managed accounts and related strategies that invest in the Funds, (v) descriptions of various services and functions performed by the Adviser for the Funds, such as portfolio management, compliance monitoring, risk management, valuation and administrative, accounting, legal and other services, and descriptions of the portfolio management services provided by each Sub-Adviser to the Funds, (vi) the estimated costs to the Adviser of providing such services, (vii) information regarding the Adviser’s and each Sub-Adviser’s compliance policies and procedures applicable to the Funds, (viii) balance sheet and/or other financial information regarding the Adviser and each Sub-Adviser, (ix) information regarding the Adviser’s corporate organizational structure and biographical information of key personnel of the Adviser and its affiliates who provide services to the Funds and similar information for each Sub-Adviser, (x) information regarding estimated profitability to the Adviser from its relationship with the Funds, (xi) information regarding potential economies of scale, and (xii) information regarding potential ancillary or “fall out” benefits to the Adviser and its affiliates or a Sub-Adviser from their relationships with the Funds. The Trustees also reviewed a memorandum prepared by Independent Legal Counsel regarding the responsibilities of the Trustees in considering the approval of the continuation of the Agreements under applicable law.

352	SIX CIRCLES TRUST	JUNE 30, 2024

Review Process. Following the Independent Trustees’ receipt and review of the 15(c) Materials, they held an initial meeting via video conference on May 21, 2024 during which representatives from the Adviser (sometimes referred to herein as “management”) presented to the Trustees regarding the 15(c) Materials and the related proposed continuance of the Agreements, as well the Funds’ administration- and distribution-related contracts and responded to various questions from the Independent Trustees. The Trustees (with the exception of Ms. Savino, the interested Chair of the Board), held a subsequent video meeting on May 24, 2024 with Ropes & Gray to consider the 15(c) Materials and management’s presentations and related deliberations during the initial meeting held on May 21, during which such Trustees formulated a number of questions and requests for follow-up information from management, which Ropes & Gray subsequently communicated to the Adviser in writing. The Adviser responded to each of the various follow-up questions and requests either in writing or orally at the Meeting. The Trustees (with the exception of the interested Chair of the Board) and Ropes & Gray held additional executive sessions in connection with the Meeting (one of which included the interested Chair of the Board and other representatives of the Adviser). The Trustees also received written and oral presentations during the Board’s regular meetings throughout the year on matters related to the Agreements. As indicated, at several points during the review process, Trustees (with the exception of the interested Chair of the Board) discussed the proposed continuation of the Agreements during executive sessions held with Independent Legal Counsel at which no representatives of management were present.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management process of JPMPI and the Sub-Advisers and Sub-Sub-Advisers, including for each entity, the experience and capabilities of its senior management, investment and other personnel, and the overall financial strength and stability of the organizations. The Trustees also considered the nature, extent and quality of the various services JPMPI provides under the Advisory Agreement, including with respect to its selection, evaluation and oversight of each Sub-Adviser and Sub-Sub-Adviser, as well as the administrative and other services JPMPI provides to the Funds, including oversight of the Fund’s administrator and other service providers. In this regard, the Trustees noted JPMPI’s continuing investments in technology and other resources to support its investment management, compliance, accounting, risk management and other services on behalf of the Funds, as well as JPMPI’s continuing efforts to attract and retain qualified personnel to provide services to the Funds and maintain and enhance its related resources and systems. The Trustees also considered JPMPI’s policies, procedures and systems designed to promote the Funds’ compliance with applicable laws and regulations and to conduct effective oversight of each Sub-Adviser, Sub-Sub-Adviser and other Fund service providers, and its processes and communications to keep the Trustees informed about matters relevant to the Funds and their shareholders.

The Trustees also considered the sub-advisory services provided, or to be provided, by each Sub-Adviser and Sub-Sub-Adviser to the Funds under the applicable Agreements, including information about the investment personnel of each entity who are responsible for providing services under the applicable Sub-Advisory Agreement or Sub-Sub-Advisory Agreement. The Trustees reviewed the nature and quality of the investment management, research, trading, risk management, compliance and other capabilities of each Sub-Adviser and Sub-Sub-Adviser, the experience and capabilities of its portfolio management and other personnel who provide services to the Funds, and the overall financial strength of each organization. In this regard, the Trustees noted that, to date, RIIS had not been called to act as an interim Sub-Adviser to any Fund under its Interim Sub-Advisory Agreement. Among other information, the Trustees also took into account certifications received from JPMPI and each Sub-Adviser and the Sub-Advisers confirming the adequacy of their compliance programs and codes of ethics.

Investment Performance. As part of their review of the services provided by JPMPI and each Sub-Adviser, the Trustees reviewed the performance of each of the Funds, including in reference to a Broadridge report which contained, among other information, comparisons of each Fund’s total return investment performance for 1- and 3-year (as applicable) and since inception periods ended December 31, 2023 to a performance group and performance universe of peer funds selected by Broadridge and to the Fund’s benchmark index. In reviewing the comparative information, the Trustees took into account JPMPI’s explanation that the peer funds selected by Broadridge and the applicable benchmarks do not provide particularly apt comparisons, given the Funds’ intended role as completion portfolios for the broader J.P. Morgan managed account portfolios and the bespoke and highly tailored structures of the Funds’ portfolios. The Trustees considered JPMPI’s view that since the role of the Funds is to enhance the relative performance of the total managed account portfolios in which they are held, the Trustees should also take into account and evaluate the performance of the Funds in the context of the broader portfolios they are intended to complete and on the basis of whether the Funds serve their intended purposes. In this regard, the Board received representations from JPMPI’s Chief Investment Officer (“CIO”) team regarding the utility of the Funds in serving their intended purpose, including how they have served to enhance access to investment ideas and have increased portfolio efficiency for the managed account strategies that invest in the Funds.

The Trustees also considered information provided with the 15(c) Materials and throughout the year by JPMPI with respect

JUNE 30, 2024	SIX CIRCLES TRUST	353

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

to its diligence, selection process and monitoring of the performance of the Funds’ Sub-Advisers and Sub-Sub-Advisers of the Funds. In this regard, the Trustees received and took into account supplemental information regarding the performance of individual sleeves of the Funds’ portfolios managed by a Sub-Adviser or Sub-Sub-Adviser in comparison to performance benchmark(s), which included customized benchmarks in certain cases. In addition, the Trustees received and reviewed composite performance information for J.P. Morgan managed account portfolios that invest in the Funds, along with related performance attribution information. The Trustees also considered the results of reviews of the performance of the Sub-Advisers and Sub-Sub-Adviser by the J.P. Morgan Investment Performance Governance Committee (“IPGC”), a separate committee within JPMorgan responsible for providing ongoing oversight of third party investment strategies, and related reports provided by IPGC to the Board throughout the year. The Board took into account indications from IPGC that it has been satisfied with the performance of each Sub-Adviser, and that the Funds have to date and continue to serve their intended purpose as completion portfolios for JPMorgan separate account strategies.

Fees and Total Expenses. In considering the fees and expenses of each Fund, the Trustees took into account a number of factors, including the type and complexity of the services provided to the Funds under the Agreements, the estimated cost of providing such services, the risks assumed by JPMPI in serving as investment adviser to the Funds and providing such services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the Funds. The Trustees noted that the advisory fee rate payable to JPMPI under the Advisory Agreement is the same for all Funds (with the exception of the Credit Opportunities Fund, which has a higher advisory fee rate to account for the higher cost sub-advisers and strategies within the Fund) and took into account JPMPI’s explanation that each Fund receives substantially similar investment management services from JPMPI, including asset allocation, investment oversight and other management services. The Trustees also took into account that the Adviser had contractually agreed to (i) reimburse expenses for the Funds to the extent the total expense ratio for each Fund exceeded a certain specified limit and (ii) waive any advisory fees that exceeded the aggregate sub-advisory fees JPMPI is contractually required to pay to the Sub-Advisers, and that JPMPI was proposing to continue those arrangements for an additional year.

The Trustees reviewed the advisory fees and total expenses of each Fund (each as a percentage of average net assets) in comparison to the average and median fees and expenses of peer funds within two peer expense groups and an expense universe identified by Broadridge. They noted that two expense groups were identified by Broadridge for each Fund, one of which included institutional 1940 Act funds, and the other only pure index exchange-traded funds (“ETFs”) in light of the Funds’ index-based strategies. The Trustees took into account that each Fund was in the 1st quintile (i.e., having among the lowest fees/expenses) for actual management fees and total expenses in comparison to the Broadridge expense group and expense universe for institutional 1940 Act funds as well as the expense group including only ETFs, with the exception of (i) the Ultra Short Fund, which was in the 2nd quintile in the performance group for institutional 1940 Act funds and in the 3rd and 4th quintiles for actual management fees and total expenses, respectively, in the expense group including only ETFs and (ii) the Tax Aware Bond Fund, which was in the 2nd quintile for both actual management fees and total expenses in the expense group including only ETFs. The Trustees noted that all Funds were in the 1st quintile for contractual management fees in comparison to the Broadridge expense group and universe for institutional 1940 Act funds, with the exception of the Credit Opportunities Fund, which was in the 5th quintile of both the expense group and universe, but took into account that the Credit Opportunities Fund was in the 1st quintile for actual management fees after taking into account the fee waivers observed for the Fund.

The Trustees also considered information regarding the sub-advisory fee rates paid to each Sub-Adviser under the Sub-Advisory Agreements and found them to be reasonable. In this regard, the Trustees took into account that JPMPI, and not the Funds, pays each Sub-Adviser for its services to the Funds out of the advisory fees JPMPI receives from the Funds under the Advisory Agreement, and further that JPMPI does not retain any such advisory fees. The Trustees also considered that the fees paid to each Sub-Sub-Adviser are paid by the applicable Sub-Adviser out of the sub-advisory fees it receives from JPMPI.

The Trustees also reviewed the fee rates of funds or accounts, if any, managed by a Sub-Adviser with comparable investment objectives and strategies to those of a Fund or portfolio sleeve of a Fund sub-advised by the Sub-Adviser. In doing so, the Trustees took into account the Adviser’s views regarding the limitations of fee comparisons to other funds and separately managed accounts that are not registered under the 1940 Act and/or are not publicly offered, in light of the differences in the types and scope of services provided to the Funds compared to those provided to such other funds and accounts. Further, the Trustees took into account the differing levels of services provided and resulting limitations of fee comparisons with respect to other funds or accounts for which a Sub-Adviser serves as primary investment adviser, as opposed to fees charged where the Sub-Adviser serves only in a sub-advisory capacity, as in the case of the Funds. The Trustees also noted management’s representation that JPMPI does not manage any funds or accounts with comparable investment objectives and strategies as those of the Funds, and similar representations from applicable Sub-Advisers indicating that such Sub-Adviser does not

354	SIX CIRCLES TRUST	JUNE 30, 2024

manage any comparable funds or accounts with respect to a Fund or portfolio sleeve it sub-advises. Additionally, the Trustees noted the most-favored nation fee provisions agreed to in the applicable Sub-Advisory Agreements by Allspring, BlackRock, Capital, GSAM, Insight, Lord Abbett, Muzinich, Nuveen, PGIM, PIMCO, RBC GAM (UK) and RIIS, which help ensure that sub-advisory fee rates charged by each such Sub-Adviser with respect to the Funds are no higher than the fees the Sub-Adviser charges to similar clients.

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered the estimated profits realized by the Adviser from the Advisory Agreement and in connection with the operation of the Funds based on profitability information included in the 15(c) Materials. Among other information, the Trustees considered the Funds’ operating expenses and estimated costs to the Adviser of providing services to the Funds. They also considered the impact of the expense limitation agreement and fee waiver agreement observed by JPMPI with respect to each Fund on the Adviser’s estimated profitability. The Trustees took into account that JPMPI’s estimates indicated that the Adviser has been unprofitable with respect to each of the Funds from inception through December 31, 2023. The Trustees also took into account that, although JPMPI has not realized direct profits with respect to the Funds, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the Funds and received related information and input from JPMPI in this regard.

The Trustees further noted that the advisory fee rates paid to JPMPI do not have break points, but due to the Funds’ fee waiver arrangements, JPMPI does not retain any portion of the advisory fees paid by the Funds and also observes expense limitation arrangements for each Fund, which may allow the Funds to benefit from economies of scale. The Trustees took into account that the Sub-Advisory Agreements with Allspring, BlackRock, GSAM, Insight, Lord Abbett, Muzinich, Nuveen, PGIM, PIMCO, RBC GAM (UK) and RIIS each include breakpoints to their sub-advisory fee rates at certain assets levels.

Ancillary Benefits. The Trustees also considered whether the Adviser and/or the Sub-Advisers or any of their affiliates may receive other ancillary or “fall out” benefits as a result of their relationships with the Funds. The Trustees considered that the Funds benefit the Adviser and its affiliates by enhancing the current discretionary product offering to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth Management clients. The Trustees considered that the Funds serve to expand JPMPI’s CIO investment opportunities, expand the current capacity to invest, and reduce unintended portfolio dispersion. The Trustees also considered that, apart from the Adviser, which does not retain any fees under the Advisory Agreement for managing the Funds, the Funds do not engage any JPMPI affiliates as Fund service providers. The Trustees noted that the Funds utilize unaffiliated/third-party service providers for administration, custody, audit and other services. In this regard, the Trustees took into account JPMPI’s representation that no JPMPI affiliate directly profits financially from the Funds themselves. The Trustees considered that the Adviser and/or its affiliates do receive portfolio management fees (“PMFs”) outside of the Funds based on funds held in the Adviser’s discretionary client accounts, including with respect to assets attributable to shares of the Funds held in such accounts. The Trustees took into account, however, JPMPI’s representation that it or its affiliates would receive these PMFs independent of whether the discretionary accounts allocated investments to the Funds or allocated the same assets to a third-party fund or other investment.

The Trustees also took into account that none of the Sub-Advisers are affiliated with any of the Funds’ other service providers, and therefore do not benefit from those contractual relationships. The Trustees also considered portfolio trading practices of RIIS, noting the relatively low trading costs that RIIS expects to incur in completing portfolio transactions for the Funds, should the services be used. Additionally, the Trustees considered that RIIS may receive ancillary benefits of receiving fees from serving as transition manager to the Funds under the Implementation Services Agreement between the Adviser and RIIS. In this regard, the Trustees noted that those fees are not contingent on RIIS serving as an interim Sub-Adviser for the Funds and would be for services that are distinct from any sub-advisory services provided by RIIS, and further that RIIS has not to date served as an interim Sub-Adviser for any Fund. The Trustees also considered the proprietary nature of the Funds and whether any benefits result to the Adviser by placing assets of J.P. Morgan managed account clients into the Funds. In addition, the Trustees considered whether the Adviser or its affiliates benefit from the Funds’ portfolio trading practices, noting that while the Adviser is affiliated with broker-dealers, no broker-dealer affiliate ordinarily executes portfolio transactions on behalf of the Funds.

The Trustees also took into account that, although the Adviser does not retain any of the advisory fees it receives from the Funds and has to date been unprofitable with respect to its management of the Funds themselves, that the Adviser and its affiliates receive fees for managing the J.P. Morgan managed accounts that invest in the Funds. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to the Adviser or J.P. Morgan from their operation of the Funds taking into account the managed account fees they receive that are attributable to assets invested in the Funds and related expenses, and reviewed related information provided by the Adviser. In this regard, the Trustees took into account the Adviser’s representation that J.P. Morgan would continue to receive the same level of fees from its managed accounts whether the accounts invested in the Funds or in other funds and/or individual securities.

JUNE 30, 2024	SIX CIRCLES TRUST	355

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

Conclusions. After reviewing and considering these and other factors described herein, the Trustees concluded, in their reasonable business judgment, within the context of their overall conclusions regarding the Agreements and based on information provided and related representations made by the Adviser and Sub-Advisers, that they were satisfied that the fees payable under the Agreements represent reasonable compensation in light of the nature, extent and quality of services provided by the Adviser or Sub-Adviser/Sub-Sub-Adviser, as applicable, and that based on the information provided and taking into account the various assumptions made, the estimated profitability of the Adviser (if any) did not appear to be excessive. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the terms of the Agreements are fair and reasonable to each Fund, and approved the continuance of each Agreement for an additional one-year term.

356	SIX CIRCLES TRUST	JUNE 30, 2024

LIQUIDITY RISK MANAGEMENT PROGRAM

Each of the Funds has adopted the Six Circles Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Boards of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation and any material changes to the Program. JPMPI’s Liquidity Risk Forum (the “Liquidity Forum”) is the program administrator for the Program (the “Program Administrator”). On June 17, 2024, the Board of Trustees reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and whether a Highly Liquid Investment Minimum (“HLIM”) should be established for a Fund and the procedures for monitoring for this limit; with the assessment that each Fund was invested primarily in “Highly Liquid Investments and therefore no HLIM needed to be established for any Fund (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit, with the assessment that each Fund was under the 15% limit during the Program Reporting Period; and (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures. There were no material changes to the Program during the Program Reporting Period, although adjustments were made to the “reasonably anticipated trade size” calculation methodology description to account for actual fund trade experience as the Funds have seasoned.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

JUNE 30, 2024	SIX CIRCLES TRUST	357

Feb 2019

FACTS	WHAT DOES SIX CIRCLES TRUST* DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we may collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number

◾  account balances and transaction history

◾  investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Six Circles Trust, chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Six Circles Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

*

Six Circles Trust and its fund series do not currently, nor are they expected to, collect personal non-public information from individuals, since holdings are held on the books of each fund on an omnibus basis by financial intermediaries. To the extent Six Circles Trust does get access to personal information through its affiliates or otherwise, this statement would apply.

Questions?	Call 212-464-2070 to speak with a Managed Solutions & Strategies Investor Relations representative. We accept operator relay calls.

Who we are
Who is providing this notice?	Six Circles Trust

What we do
How does Six Circles Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We only authorize our personnel to access information about you when they need it to do their work for us. We require companies working for us to protect your information.
How does Six Circles Trust collect my personal information?

We may collect your personal information, for example, when you

◾  open an account or make a wire transfer

◾  direct us to buy securities or direct us to sell your securities

◾  provide your account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

◾  Our affiliates include companies with the Chase or J.P. Morgan name including J.P. Morgan Private Investments Inc., our investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ We do not share with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ We don’t jointly market

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2024. All rights reserved. June 30, 2024.

Semi-Annual Report

SIX CIRCLES® FUNDS

June 30, 2024

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Six Circles Managed Equity Portfolio International Unconstrained Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments.

PRESIDENT’S LETTER

June 30, 2024 (Unaudited)

Dear Shareholder,

I hope this letter finds you well.

The first six months of the year were characterized by benign inflation and slowing, yet strong consumer spending. Against this backdrop, the Federal Reserve remained in a holding pattern, while low volatility equity and bond markets helped provide shareholders with positive performance.

The Six Circles Funds, which give us the ability to precisely implement our strongest conviction ideas, were designed to help our discretionary portfolio navigate through every type of market. On the following pages, we provide detailed discussions on the strategies we implemented in each of the Six Circles Funds during the review period, and how they performed.

As a reminder, the Six Circles Funds are not meant to be standalone investments. They are purposefully constructed as completion funds and, as such, we believe they should be reviewed and evaluated within the context of your broader portfolio for a complete picture of their performance.

I hope you find the information on these pages to be informative and helpful. If you should have any questions about the Funds, you can contact your J.P. Morgan team, visit the Fund’s website at www.sixcirclesfunds.com, or call us at 212-464-2070.

Sincerely,

Mary Savino

President, Six Circles Funds

JUNE 30, 2024	SIX CIRCLES TRUST	1

Market Overview

As Of June 30, 2024 (Unaudited)

Year-to-date through June 2024, equities outperformed global bond and cash markets, with the MSCI USA Index, MSCI World ex-USA Index, MSCI Emerging Markets Index and MSCI World Index up 14.88%, 4.96%, 7.49% and 11.75% during the period, respectively. Whereas the Bloomberg 1-3 Month U.S. Treasury Bill Index and the Bloomberg Global-Aggregate Index — Hedged USD returned 2.68% and 0.13% respectively.

In order to curb high inflation, the Federal Reserve has hiked rates by 5.25-5.50% since the start of 2022. Economic growth has slowed but overall, has remained resilient, and the U.S. has so far avoided a recession. Despite the gradual economic slowdown, earnings have remained resilient, as mega cap companies continued to beat expectations. We do not believe equity valuations are outright cheap at the broad index level, but we are hopeful that positive earnings growth may continue to fuel returns in 2024.

2	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

FUND COMMENTARY

Period January 1, 2024 Through June 30, 2024 (Unaudited)

REPORTING PERIOD RETURN
Fund*	16.19%
MSCI USA Index	14.88%

Net Assets as of 06/30/2024 (In Thousands)	$15,438,810

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “Fund”) seeks to provide capital appreciation. The Fund invests at least 80% of its net assets in equity securities issued by U.S. companies and other instruments with economic characteristics similar to equity securities issued by U.S. companies. The Fund is generally unconstrained by any particular capitalization, style or industry sector.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. In addition to allocating and reallocating the Fund’s assets among one or more indexed investment strategies, the Adviser may also select securities of specific individual companies for the Fund to purchase or sell on an ongoing basis and the amount of the Fund’s assets to allocate to such securities. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary Managed Equity Portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2024 through June 30, 2024 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed relative to the MSCI USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

Information Technology, Health Care and Energy sectors comprised approximately 53% of the Fund’s sector exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector overweights relative to the Index. During the reporting period, Information Technology, Health Care, and Technology contributed to the Fund’s performance on an absolute basis. Relative to the Index, Information Technology contributed to the Fund’s performance while Health Care and Energy detracted from the Fund’s performance.

Financials, Materials and Consumer Staples sectors comprised approximately 14% of the Fund’s sector exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector underweights relative to the Index. During the reporting period, all three sectors contributed to the Fund’s performance both on an absolute basis and relative to the Index.

On an allocation level, Broad USA was the largest contributor to the Fund’s performance, while allocation to U.S. Industrials detracted, during the reporting period.

The Fund employed equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed to the Fund’s absolute performance during the year.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to twenty-two strategies managed by one Sub-Adviser, across various sector and sub-industry exposures as follows.

PORTFOLIO ALLOCATION***
USA	33%
U.S. Custom Equity Sleeve (JPMPI)	18
U.S. Semiconductors & Semiconductor Equipment	7
U.S. Information Technology	6
U.S. Software	6
U.S. Technology Hardware Equipment	4
U.S. Pharmaceuticals	3
U.S. Communication Services	3
USA Energy	3
U.S. Consumer Discretionary	2
US Interactive Media & Services	2
U.S. Utilities	2
U.S. Home Building	2
U.S. Biotechnology	1
Canada	1

JUNE 30, 2024	SIX CIRCLES TRUST	3

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

FUND COMMENTARY

Period January 1, 2024 Through June 30, 2024 (Unaudited) (continued)

PORTFOLIO ALLOCATION***
U.S. Industrials	1%
U.S. Consumer Staples	1
U.S. Beverages	1
U.S. Managed Health Care	1
Life Sciences Tools & Services	1
U.S. Electronic Equipment	1
U.S. Health Care Equipment	1

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2024 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2024. The portfolio allocation is subject to change.

Allocation to Broad USA, which was approximately 33% of the Fund as of June 30, 2024, provides what the Adviser believes to be an ability to tactically allocate to broad U.S. large cap exposure and use as a potential funding source for future targeted allocations.

Allocation to the Custom Equity Sleeve was approximately 18% of the Fund as of June 30, 2024. This portion of the Fund’s investments is allocated to individual publicly traded large capitalization U.S. equity securities, selected by the Adviser. Securities included in the U.S. Custom Equity Sleeve may be represented by a variety of U.S. sectors, sub-sectors or industries and are selected for inclusion by the Adviser based on its investment analysis in order to assist with either portfolio construction, risk management, liquidity considerations, or a combination thereof.

The Adviser believes that valuations for U.S. Semiconductors & Semiconductor Equipment companies are now more reasonable and provide an attractive entry point. This allocation comprised approximately 7% of the Fund as of June 30, 2024.

Allocation to U.S. Information Technology, which allows the Adviser to access specific exposures within the Technology sector, was approximately 6% of the Fund as of June 30, 2024.

Allocations to U.S. Software provide what the Adviser believes is a multi-year opportunity for the leaders in this space to take advantage of businesses shifting workloads onto Cloud platforms. This exposure comprised approximately 6% of the Fund as of June 30, 2024.

Allocation to U.S. Technology, Hardware & Equipment allows the Adviser to access specific exposures within the Technology sector. The allocation comprised approximately 4% of the Fund as of June 30, 2024.

Allocations to U.S. Pharmaceuticals comprised approximately 3% of the Fund as of June 30, 2024. The Adviser believes that pharmaceutical companies have strong fundamentals with attractive valuations in the current market.

Allocation to U.S. Communications Services allows the Adviser to gain specific exposures within the mega cap technology sector. The allocation was approximately 3% of the Fund as of June 30, 2024.

The Adviser believes that allocation to USA Energy serves as a cyclical exposure that may do well as rate volatility continues. This allocation was approximately 3% of the Fund as of June 30, 2024.

Allocation to U.S. Consumer Discretionary comprised approximately 2% of the Fund as of June 30, 2024. The Adviser remains convicted in some of the larger constituents within the Index.

Allocation to U.S. Interactive Media & Services focuses on companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements. This allocation was approximately 2% of the Fund as of June 30, 2024. The Adviser believes in the opportunities available in the market and views this exposure as potential for continued strength in earnings growth.

The Adviser believes that U.S. Utilities have cheapened versus the market with no change to the underlying fundamentals (higher leverage, negative free-cash-flow coverage), making the sector incrementally more attractive as a defensive diversifier in the Portfolio. This allocation to U.S. Utilities was approximately 2% of the Fund’s exposure as of June 30, 2024.

The Adviser believes that valuations for U.S. Home Building are now more reasonable and provide an attractive entry point. This allocation comprised approximately 2% of the Fund as of June 30, 2024.

Allocation to Canada comprised approximately 1% of the Fund, as of June 30, 2024. The Adviser believes that the allocation provides for the diversification of the regional exposures in the broader Portfolios.

Allocation to U.S. Industrials comprised approximately 1% of the Fund’s exposure as of June 30, 2024. The Adviser believes

4	SIX CIRCLES TRUST	JUNE 30, 2024

that the Industrials sector is built on cyclical exposures that benefit from economic recovery and growth.

Allocation to U.S. Consumer Staples comprised approximately 1% of the Fund, as of June 30, 2024. The Advisor views this as a defensive position that helps offset the risk of higher-growth and cyclical allocations elsewhere in the portfolio.

Allocation to U.S. Beverages was approximately 1% of the Fund’s exposure as of June 30, 2024, and reflects the Adviser’s current belief that certain companies in this sector are going through structural changes and may have the potential to improve free cash flow conversion.

Allocation to U.S. Managed Health Care comprised approximately 1% of the Fund, as of June 30, 2024. The Adviser believes this is a high conviction segment of the Health Care sector which provides a more defensive posture within the Portfolio’s U.S. equity allocation.

Allocation to Life Sciences Tools & Services was approximately 1% of the Fund as of June 30, 2024. The Adviser believes that the sector is comprised of high quality and large cap companies with high potential earnings growth.

The Adviser believes that allocation to the U.S. Electronic Equipment is attractive given its position within the broader Information Technology sector and structural change over the past decade. This allocation comprised approximately 1% of the Fund as of June 30, 2024.

Allocation to U.S. Health Care Equipment comprised approximately 1% of the Fund, as of June 30, 2024. The Adviser views this as an opportunity to access specific sectors within the Health Care sector.

Allocation to U.S. Biotechnology comprised approximately 1% of the Fund’s exposure as of June 30, 2024. The Biotechnology sector focuses on companies primarily engaged in the research, development, manufacturing and / or marketing of products based on genetic analysis and genetic engineering. The Adviser believes this subsector completes the fund’s broader healthcare allocation.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2024
	6 Months*	1 Year	Since Inception (April 10, 2019)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	16.19%	26.63%	16.19%

*	Not Annualized

GROWTH OF $10,000 REPORT (04/10/2019 TO 06/30/2024)

$25,000
$20,000
$15,000
$10,000
$5,000
4/10/19
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
6/30/24
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
MSCI USA Index

## SECTOR[1]

| | % |
|---|---|
| Information Technology | 36.1 |
| Health Care | 13.3 |
| Consumer Discretionary | 10.4 |
| Communication Services | 9.9 |
| Industrials | 8.1 |
| Financials | 7.3 |
| Consumer Staples | 4.8 |
| Energy | 4.3 |
| Utilities | 2.4 |
| Materials | 1.7 |
| Real Estate | 1.7 |

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. Cash and mark-to-market value on derivatives contracts represent less than 0.5%. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.27% and 0.06% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on April 10, 2019.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and the MSCI USA Index from April 10, 2019 to June 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the U.S. market. With 627 constituents, the index covers

JUNE 30, 2024	SIX CIRCLES TRUST	5

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

FUND COMMENTARY

Period January 1, 2024 Through June 30, 2024 (Unaudited) (continued)

approximately 85% of the free float-adjusted market capitalization in the United States. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

6	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles Managed Equity Portfolio International Unconstrained Fund

FUND COMMENTARY

Period January 1, 2024 Through June 30, 2024 (Unaudited)

REPORTING PERIOD RETURN
Fund*	7.59%
MSCI World ex-USA Index	4.96%

Net Assets as of 06/30/2024 (In Thousands)	$6,007,292

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Managed Equity Portfolio International Unconstrained Fund (the “Fund”) seeks to provide capital appreciation. The Fund invests at least 80% of its net assets in equity securities and other instruments with economic characteristics similar to equity securities. The Fund primarily invests in the equity securities of non-U.S. companies and is generally unconstrained by any particular capitalization, style or sector or non-U.S. country.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary Managed Equity Portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2024 through June 30, 2024 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed the MSCI World ex-USA Index (the “Index”) on a relative basis. References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index and is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized index.

Consumer Staples, Information Technology, and Materials sectors comprised approximately 38% of the Fund’s sector exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector overweights relative to the Index. On an absolute basis and relative to the Index, Information Technology contributed to the Fund’s performance while Consumer Staples and Materials detracted from the Fund’s performance.

Consumer Discretionary, Communication Services, and Industrials comprised approximately 19% of the Fund’s sector exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector underweights relative to the Index. All three sectors contributed to the Fund’s performance on an absolute basis as well as relative to the Index.

On an allocation level, the Fund’s allocation to Europe Semiconductors & Semiconductor Equipment was the largest contributor to the Fund’s return on an absolute basis, while the allocation to Europe Beverages was the largest detractor from the Fund’s return on an absolute basis during the reporting period.

The Fund employed equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed to the Fund’s absolute performance during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to twenty-two strategies managed by one Sub-Adviser, across various sector and sub-industry exposures as follows.

PORTFOLIO ALLOCATION***
Europe Financials	18%
Europe Industrials	10
Europe Materials	9
Europe Pharmaceuticals	9
Japan	7
Europe Beverages	6
Netherlands Semiconductors & Semiconductor Equipment	6
Pacific ex-Japan	5
Europe Food Products	4
Europe Integrated Oil & Gas	4
German Application Software	4
Denmark Pharmaceuticals Biotechnology & Life Sciences	3

JUNE 30, 2024	SIX CIRCLES TRUST	7

Six Circles Managed Equity Portfolio International Unconstrained Fund

FUND COMMENTARY

Period January 1, 2024 Through June 30, 2024 (Unaudited) (continued)

PORTFOLIO ALLOCATION***
Europe Textiles Luxury Goods	3%
Europe ex-UK Utilities	2
Europe Personal Products	2
Taiwan Semiconductors & Semiconductor Equipment	2
Canada	1
Europe Automobiles	1
European Metals & Mining	1
Europe Semiconductors & Semiconductor Equipment	1
Swiss Food Products	1
Europe	1

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2024 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2024. The portfolio allocation is subject to change.

Allocation to Europe Financials was approximately 18% of the Fund as of June 30, 2024. The Adviser has conviction in the sector due to improved capital levels and believes Financials can directly benefit from higher inflation and interest rates through higher lending costs and better net interest margin.

Allocation to Europe Industrials was approximately 10% of the Fund as of June 30, 2024, and provides an exposure that the Adviser believes may benefit from economic growth and recovery.

Allocation to Europe Materials was approximately 9% of the Fund’s exposure as of June 30, 2024. The Adviser believes that the sector is currently undervalued due to poor operating environments and views this exposure as potential for continued strength in earnings growth.

Allocation to Europe Pharmaceuticals comprised approximately 9% of the Fund as of June 30, 2024, and provides what the Adviser believes to be a defensive exposure with attractive fundamentals and valuations, within the context of the broader Portfolios.

The Adviser believes that the allocation to Broad Japan provides exposure to high quality Japanese companies with evolving business models. The allocation was approximately 7% of the Fund as of June 30, 2024

The Adviser believes that allocation to Europe Beverages could perform well as a more defensive allocation within the Fund’s broader Consumer Staples allocation . This allocation comprised approximately 6% of the Fund as of June 30, 2024.

Allocation to Netherlands Semiconductors & Semiconductor Equipment was approximately 7% of the Fund’s exposure as of June 30, 2024. The Adviser believes that the sector has strong competitive advantages and offers more reasonable valuations than its U.S. counterparts.

Allocation to Pacific ex-Japan and Canada comprised approximately 5% and 1% of the Fund, respectively, as of June 30, 2024. The Adviser believes that the allocations provide for the diversification of the regional exposures in the broader Portfolios.

Allocation to Europe Food Products was approximately 4% of the Fund as of June 30, 2024, and serves as a defensive position, allowing the Adviser access to a concentrated index of high-quality European companies.

Allocation to Europe Integrated Oil & Gas provides exposure to a cyclical industry that the Adviser believes will take advantage of the early cycle environment and comprised approximately 4% of the Fund as of June 30, 2024.

Allocation to German Application Software was approximately 4% of the Fund as of June 30, 2024. German Investable Markets Index is primarily made up of SAP, a company the Adviser believes the market is currently underappreciating given its cloud transition, value of defensive cashflows, and positive business model changes.

Allocation to Denmark Pharmaceuticals Biotechnology & Life Sciences was approximately 3% of the Fund’s exposure as of June 30, 2024. The Adviser currently believes that the opportunity that exists in this space is currently undervalued by the market, and believes that the growth potential in the industry could be significant over the next 10 years.

The Adviser believes that companies in the Europe Textiles Luxury Goods sector are high quality consumer-oriented companies within the Consumer Discretionary sector and provide for the cyclical exposure in Europe expected to perform well as the global economy continues to recover. This allocation comprised approximately 3% of the Fund as of June 30, 2024.

The Adviser believes that the allocation to Europe ex-UK Utilities serves as a defensive position with exposure to renewable energy, which helps diversify against European Energy positions and provides a growth dynamic to the sector. This allocation was approximately 2% of the Fund as of June 30, 2024.

8	SIX CIRCLES TRUST	JUNE 30, 2024

Allocation to Europe Personal Products was approximately 2% of the Fund’s exposure as of June 30, 2024. The Adviser believes that this is a defensive position and serves to offset more cyclical risk elsewhere in the portfolio.

Allocation to Taiwan Semiconductors was approximately 2% of the Fund as of June 30, 2024. The Adviser believes that the allocation helps build out full international semiconductor exposure within the broader Portfolios.

Allocation to Europe Automobiles was approximately 1% of the Fund’s exposure as of June 30, 2024. The Adviser believes the industry is an attractive defensive diversifier within the fund as valuations have come down to a reasonable level.

Allocation to European Metals and Mining provides what the Adviser believes is a cyclical exposure to companies with strong balance sheets. The allocation was approximately 1% of the Fund as of June 30, 2024.

The Adviser believes that companies within the Europe Semiconductors sector have reasonable valuations making the exposure attractive with potential demand for semiconductors and semiconductor equipment following the theme of electrification. The sector comprised approximately 1% of the Fund as of June 30, 2024.

Allocation to Swiss Food Products was approximately 1% of the Fund as of June 30, 2024, and serves as a defensive position, allowing the Adviser access to a concentrated index of high-quality Swiss companies.

The Broad European Equities sector has exposure to companies with secular tailwinds and a large concentration in semiconductors. This allocation comprised approximately 1% of the Fund as of June 30, 2024.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2024
	6 Months*	1 Year	Since Inception (April 10, 2019)
Six Circles Managed Equity Portfolio International Unconstrained Fund	7.59%	12.49%	8.66%

*	Not Annualized

GROWTH OF $10,000 REPORT (04/10/2019 TO 06/30/2024)

$17,500
$15,000
$12,500
$10,000
$7,500
$5,000
4/10/19
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
6/30/24
Six Circles Managed Equity Portfolio International Unconstrained Fund
MSCI World ex-USA Index

**SECTOR[1)]**

| | % |
|---|---|
| Financials | 21.3 |
| Information Technology | 14.2 |
| Consumer Staples | 13.5 |
| Health Care | 12.9 |
| Industrials | 12.6 |
| Materials | 10.8 |
| Consumer Discretionary | 5.9 |
| Energy | 4.7 |
| Utilities | 2.8 |
| Communication Services | 0.7 |
| Real Estate | 0.6 |

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. Cash and mark-to-market value on derivatives contracts represent less than 0.5%. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.31% and 0.11% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on April 10, 2019.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Managed Equity Portfolio International Unconstrained Fund and the MSCI World ex-USA Index from April 10, 2019 to June 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World ex-USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

JUNE 30, 2024	SIX CIRCLES TRUST	9

Six Circles Managed Equity Portfolio International Unconstrained Fund

FUND COMMENTARY

Period January 1, 2024 Through June 30, 2024 (Unaudited) (continued)

The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries–excluding the United States. With 1,016 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

10	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.1%
Basic Materials — 1.4%
Chemicals — 1.2%
Air Products & Chemicals, Inc.	485	125,117
Albemarle Corp.	16	1,481
Celanese Corp., Class A	14	1,828
CF Industries Holdings, Inc.	22	1,595
Dow, Inc.	89	4,746
DuPont de Nemours, Inc.	44	3,575
Eastman Chemical Co.	14	1,376
Ecolab, Inc.	26	6,079
International Flavors & Fragrances, Inc.	24	2,290
Linde plc	52	22,644
LyondellBasell Industries NV, Class A	35	3,388
Mosaic Co. (The)	55	1,595
Nutrien Ltd., (Canada)	44	2,216
PPG Industries, Inc.	24	3,002
RPM International, Inc.	10	1,088
Sherwin-Williams Co. (The)	23	6,981
Westlake Corp.	5	693

		189,694

Forest Products & Paper — 0.0% (g)
International Paper Co.	52	2,223

Iron/Steel — 0.1%
Cleveland-Cliffs, Inc. (a)	29	440
Nucor Corp.	25	3,984
Reliance, Inc.	3	817
Steel Dynamics, Inc.	16	2,104

		7,345

Mining — 0.1%
Agnico Eagle Mines Ltd., (Canada)	44	2,872
Barrick Gold Corp., (Canada)	154	2,577
Cameco Corp., (Canada)	38	1,880
First Quantum Minerals Ltd., (Canada)	62	819
Franco-Nevada Corp., (Canada)	17	2,005
Freeport-McMoRan, Inc.	139	6,764
Ivanhoe Mines Ltd., (Canada), Class A (a)	56	717
Kinross Gold Corp., (Canada)	108	899
Lundin Mining Corp., (Canada)	58	643
Newmont Corp.	107	4,496
Pan American Silver Corp., (Canada)	32	641
Wheaton Precious Metals Corp., (Canada)	40	2,091

		26,404

Total Basic Materials		225,666

Communications — 17.7%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	102	2,961
Omnicom Group, Inc.	49	4,366
Trade Desk, Inc. (The), Class A (a)	91	8,901

		16,228

Internet — 15.6%
Airbnb, Inc., Class A (a)	120	18,247

SECURITY DESCRIPTION	SHARES	VALUE ($)

Internet — continued
Alphabet, Inc., Class A	2,071	377,157
Alphabet, Inc., Class C	1,806	331,335
Amazon.com, Inc. (a)	3,861	746,111
Booking Holdings, Inc.	7	26,213
CDW Corp.	89	19,941
DoorDash, Inc., Class A (a)	51	5,541
eBay, Inc.	94	5,058
Etsy, Inc. (a)	25	1,462
Expedia Group, Inc. (a)	27	3,391
F5, Inc. (a)	16	2,753
Gen Digital, Inc.	190	4,751
GoDaddy, Inc., Class A (a)	21	2,912
Match Group, Inc. (a)	71	2,142
MercadoLibre, Inc., (Uruguay) (a)	25	40,470
Meta Platforms, Inc., Class A	955	481,474
Netflix, Inc. (a)	135	90,896
Okta, Inc., Class A (a)	26	2,455
Palo Alto Networks, Inc. (a)	111	37,708
Pinterest, Inc., Class A (a)	187	8,225
Robinhood Markets, Inc., Class A (a)	60	1,362
Roku, Inc., Class A (a)	28	1,673
Shopify, Inc., (Canada), Class A (a)	106	7,025
Snap, Inc., Class A (a)	326	5,408
Uber Technologies, Inc. (a)	2,401	174,488
VeriSign, Inc. (a)	12	2,168
Zillow Group, Inc., Class C (a)	17	770

		2,401,136

Media — 0.6%
Charter Communications, Inc., Class A (a)	18	5,291
Comcast Corp., Class A	794	31,086
FactSet Research Systems, Inc.	4	1,679
Fox Corp., Class A	70	2,420
Fox Corp., Class B	47	1,519
Liberty Media Corp-Liberty Formula One, Class C (a)	44	3,136
News Corp., Class A	99	2,743
Paramount Global, Class B	123	1,281
Quebecor, Inc., (Canada), Class B	13	284
Thomson Reuters Corp., (Canada)	14	2,343
Walt Disney Co. (The)	383	38,058
Warner Bros Discovery, Inc. (a)	516	3,842

		93,682

Telecommunications — 1.4%
Arista Networks, Inc. (a)	82	28,739
AT&T, Inc.	1,468	28,062
BCE, Inc., (Canada)	6	205
Cisco Systems, Inc.	1,259	59,800
Corning, Inc.	545	21,155
Juniper Networks, Inc.	98	3,565
Motorola Solutions, Inc.	50	19,135
Rogers Communications, Inc., (Canada), Class B	32	1,166
TELUS Corp., (Canada)	43	654

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	11

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications — continued
T-Mobile US, Inc.	106	18,625
Verizon Communications, Inc.	858	35,376

		216,482

Total Communications		2,727,528

Consumer Cyclical — 6.3%
Airlines — 0.0% (g)
Air Canada, (Canada) (a)	15	199
Delta Air Lines, Inc.	31	1,463
Southwest Airlines Co.	19	554

		2,216

Apparel — 0.1%
Deckers Outdoor Corp. (a)	4	4,354
Gildan Activewear, Inc., (Canada), Class A	13	507
NIKE, Inc., Class B	226	17,048

		21,909

Auto Manufacturers — 0.9%
Cummins, Inc.	22	6,181
Ford Motor Co.	807	10,114
General Motors Co.	236	10,980
PACCAR, Inc.	85	8,738
Rivian Automotive, Inc., Class A (a)	141	1,898
Tesla, Inc. (a)	543	107,389

		145,300

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	51	3,571
Magna International, Inc., (Canada)	24	1,009

		4,580

Distribution/Wholesale — 0.2%
Copart, Inc. (a)	117	6,316
Fastenal Co.	81	5,113
Ferguson plc, (United Kingdom)	32	6,230
LKQ Corp.	52	2,171
Pool Corp.	6	1,754
Toromont Industries Ltd., (Canada)	7	644
Watsco, Inc.	5	2,510
WW Grainger, Inc.	7	5,890

		30,628

Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	32	1,289
DraftKings, Inc., Class A (a)	74	2,806
Live Nation Entertainment, Inc. (a)	35	3,297

		7,392

Home Builders — 1.7%
DR Horton, Inc.	619	87,261
Lennar Corp., Class A	513	76,867
NVR, Inc. (a)	7	49,485
PulteGroup, Inc.	434	47,808

		261,421

SECURITY DESCRIPTION	SHARES	VALUE ($)

Leisure Time — 0.1%
BRP, Inc., (Canada)	3	208
Carnival Corp. (a)	207	3,866
Royal Caribbean Cruises Ltd. (a)	50	7,951

		12,025

Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	50	11,013
Hyatt Hotels Corp., Class A	14	2,089
Las Vegas Sands Corp.	52	2,301
Marriott International, Inc., Class A	50	12,063
MGM Resorts International (a)	51	2,287
Wynn Resorts Ltd.	14	1,263

		31,016

Retail — 3.0%
Alimentation Couche-Tard, Inc., (Canada)	68	3,799
AutoZone, Inc. (a)	3	9,005
Bath & Body Works, Inc.	38	1,469
Best Buy Co., Inc.	42	3,543
Burlington Stores, Inc. (a)	12	2,814
Canadian Tire Corp. Ltd., (Canada), Class A	5	454
CarMax, Inc. (a)	37	2,726
Chipotle Mexican Grill, Inc., Class A (a)	266	16,659
Costco Wholesale Corp.	75	64,040
Darden Restaurants, Inc.	28	4,236
Dick’s Sporting Goods, Inc.	11	2,403
Dollar General Corp.	36	4,821
Dollar Tree, Inc. (a)	35	3,702
Dollarama, Inc., (Canada)	25	2,240
Domino’s Pizza, Inc.	6	3,032
Genuine Parts Co.	27	3,716
Home Depot, Inc. (The)	185	63,694
Lowe’s Cos., Inc.	106	23,310
Lululemon Athletica, Inc., (Canada) (a)	21	6,328
McDonald’s Corp.	139	35,371
O’Reilly Automotive, Inc. (a)	11	11,090
Restaurant Brands International, Inc., (Canada)	26	1,860
Ross Stores, Inc.	62	9,047
Starbucks Corp.	215	16,732
Target Corp.	80	11,819
TJX Cos., Inc. (The)	211	23,193
Tractor Supply Co.	19	5,021
Ulta Beauty, Inc. (a)	9	3,290
Walgreens Boots Alliance, Inc.	164	1,984
Walmart, Inc.	1,631	110,443
Williams-Sonoma, Inc.	12	3,308
Yum! Brands, Inc.	46	6,134

		461,283

Total Consumer Cyclical		977,770

Consumer Non-cyclical — 17.4%
Agriculture — 0.3%
Altria Group, Inc.	283	12,897

SEE NOTES TO FINANCIAL STATEMENTS.

12	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Agriculture — continued
Archer-Daniels-Midland Co.	92	5,544
Bunge Global SA	33	3,474
Philip Morris International, Inc.	255	25,856

		47,771

Beverages — 2.0%
Brown-Forman Corp., Class B	62	2,691
Celsius Holdings, Inc. (a)	62	3,519
Coca-Cola Co. (The)	2,645	168,376
Constellation Brands, Inc., Class A	66	17,101
Keurig Dr Pepper, Inc.	443	14,798
Molson Coors Beverage Co., Class B	84	4,262
Monster Beverage Corp. (a)	300	14,989
PepsiCo., Inc.	579	95,565

		321,301

Biotechnology — 1.3%
Alnylam Pharmaceuticals, Inc. (a)	38	9,331
Amgen, Inc.	162	50,590
Biogen, Inc. (a)	45	10,453
BioMarin Pharmaceutical, Inc. (a)	56	4,648
Bio-Rad Laboratories, Inc., Class A (a)	4	1,123
Corteva, Inc.	76	4,082
Gilead Sciences, Inc.	371	25,468
Illumina, Inc. (a)	49	5,121
Incyte Corp. (a)	48	2,902
Moderna, Inc. (a)	97	11,551
Regeneron Pharmaceuticals, Inc. (a)	33	34,649
Royalty Pharma plc, Class A	9	238
United Therapeutics Corp. (a)	14	4,500
Vertex Pharmaceuticals, Inc. (a)	77	36,243

		200,899

Commercial Services — 0.7%
Automatic Data Processing, Inc.	63	15,146
Block, Inc., Class A (a)	65	4,194
Booz Allen Hamilton Holding Corp., Class A	19	2,930
Cadiz, Inc. (a)	10	30
Cintas Corp.	15	10,290
Corpay, Inc. (a)	8	2,032
Element Fleet Management Corp., (Canada)	34	625
Equifax, Inc.	22	5,251
Global Payments, Inc.	31	3,026
MarketAxess Holdings, Inc.	4	723
Moody’s Corp.	19	8,144
Paylocity Holding Corp. (a)	6	755
PayPal Holdings, Inc. (a)	112	6,500
Quanta Services, Inc.	23	5,925
RB Global, Inc.	16	1,231
Rollins, Inc.	52	2,541
S&P Global, Inc.	36	15,927
Toast, Inc., Class A (a)	44	1,139
TransUnion	31	2,309
U-Haul Holding Co., Class B	21	1,245

SECURITY DESCRIPTION	SHARES	VALUE ($)

Commercial Services — continued
United Rentals, Inc.	11	6,926
Verisk Analytics, Inc., Class A	22	5,854

		102,743

Cosmetics/Personal Care — 0.6%
Colgate-Palmolive Co.	125	12,082
Estee Lauder Cos., Inc. (The), Class A	40	4,281
Kenvue, Inc.	315	5,729
Procter & Gamble Co. (The)	401	66,104

		88,196

Food — 0.4%
Albertsons Cos., Inc., Class A	91	1,800
Campbell Soup Co.	33	1,471
Conagra Brands, Inc.	95	2,689
Empire Co. Ltd., (Canada), Class A	12	314
General Mills, Inc.	103	6,535
George Weston Ltd., (Canada)	5	760
Hershey Co. (The)	23	4,238
Hormel Foods Corp.	54	1,648
J M Smucker Co. (The)	16	1,768
Kellanova	51	2,934
Kraft Heinz Co. (The)	171	5,512
Kroger Co. (The)	123	6,119
Lamb Weston Holdings, Inc.	23	1,914
Loblaw Cos. Ltd., (Canada)	14	1,582
McCormick & Co., Inc.	37	2,654
Metro, Inc., (Canada)	20	1,107
Mondelez International, Inc., Class A	237	15,484
Saputo, Inc., (Canada)	22	499
Sysco Corp.	79	5,633
Tyson Foods, Inc., Class A	57	3,253

		67,914

Healthcare — Products — 2.7%
Abbott Laboratories	355	36,939
Agilent Technologies, Inc.	93	12,040
Align Technology, Inc. (a)	7	1,742
Avantor, Inc. (a)	198	4,200
Baxter International, Inc.	93	3,122
Bio-Techne Corp.	48	3,469
Boston Scientific Corp. (a)	292	22,520
Cooper Cos., Inc. (The)	17	1,498
Danaher Corp.	240	59,935
Edwards Lifesciences Corp. (a)	115	10,648
Exact Sciences Corp. (a)	53	2,224
GE HealthCare Technologies, Inc.	88	6,878
Hologic, Inc. (a)	36	2,651
IDEXX Laboratories, Inc. (a)	16	7,631
Insulet Corp. (a)	13	2,536
Intuitive Surgical, Inc. (a)	72	31,853
Medtronic plc, (Ireland)	278	21,918
Repligen Corp. (a)	14	1,724
ResMed, Inc.	29	5,556
Revvity, Inc.	40	4,187
Solventum Corp. (a)	10	537

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	13

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare — Products — continued
STERIS plc	19	4,126
Stryker Corp.	68	23,304
Teleflex, Inc.	8	1,649
Thermo Fisher Scientific, Inc.	216	119,653
Waters Corp. (a)	17	4,847
West Pharmaceutical Services, Inc.	22	7,272
Zimmer Biomet Holdings, Inc.	40	4,391

		409,050

Healthcare — Services — 3.0%
Catalent, Inc. (a)	75	4,192
Centene Corp. (a)	167	11,098
Charles River Laboratories International, Inc. (a)	18	3,702
DaVita, Inc. (a)	3	382
Elevance Health, Inc.	72	38,968
HCA Healthcare, Inc.	20	6,360
Humana, Inc.	37	13,741
IQVIA Holdings, Inc. (a)	57	12,084
Labcorp Holdings, Inc.	7	1,358
Molina Healthcare, Inc. (a)	18	5,203
Quest Diagnostics, Inc.	10	1,320
UnitedHealth Group, Inc.	706	359,756
Universal Health Services, Inc., Class B	6	1,043

		459,207

Household Products/Wares — 0.1%
Avery Dennison Corp.	12	2,724
Church & Dwight Co., Inc.	35	3,678
Clorox Co. (The)	18	2,474
Kimberly-Clark Corp.	55	7,642

		16,518

Pharmaceuticals — 6.3%
AbbVie, Inc.	527	90,447
Becton Dickinson & Co.	59	13,688
Bristol-Myers Squibb Co.	1,054	43,782
Cardinal Health, Inc.	27	2,679
Cencora, Inc.	20	4,439
Cigna Group (The)	31	10,086
CVS Health Corp.	144	8,478
Dexcom, Inc. (a)	78	8,891
Eli Lilly & Co.	340	308,256
Henry Schein, Inc. (a)	9	583
Johnson & Johnson	1,247	182,308
McKesson Corp.	14	8,189
Merck & Co., Inc.	1,290	159,759
Neurocrine Biosciences, Inc. (a)	31	4,206
Pfizer, Inc.	2,876	80,482
Viatris, Inc.	504	5,354
Zoetis, Inc., Class A	190	33,004

		964,631

Total Consumer Non-cyclical		2,678,230

SECURITY DESCRIPTION	SHARES	VALUE ($)

Energy — 4.4%
Coal — 0.0% (g)
Teck Resources Ltd., (Canada), Class B	40	1,936

Energy — Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	46	4,576
First Solar, Inc. (a)	35	7,915
Montauk Renewables, Inc. (a)	10	58
NextEra Energy Partners LP	21	570
Spruce Power Holding Corp. (a)	2	7
Sunnova Energy International, Inc. (a)	25	138

		13,264

Oil & Gas — 3.4%
APA Corp.	135	3,961
ARC Resources Ltd., (Canada)	52	934
Canadian Natural Resources Ltd., (Canada)	189	6,721
Cenovus Energy, Inc., (Canada)	123	2,417
Chesapeake Energy Corp.	45	3,681
Chevron Corp.	621	97,127
Chord Energy Corp.	25	4,263
ConocoPhillips	420	48,096
Coterra Energy, Inc.	245	6,537
Devon Energy Corp.	242	11,474
Diamondback Energy, Inc.	62	12,357
EOG Resources, Inc.	206	25,978
EQT Corp.	144	5,342
Exxon Mobil Corp.	1,587	182,703
Hess Corp.	92	13,600
HF Sinclair Corp.	72	3,840
Imperial Oil Ltd., (Canada)	16	1,121
Marathon Oil Corp.	205	5,878
Marathon Petroleum Corp.	129	22,296
MEG Energy Corp., (Canada), Class Common S (a)	24	514
Occidental Petroleum Corp.	232	14,638
Ovintiv, Inc.	107	5,010
Parkland Corp., (Canada)	12	348
Phillips 66	150	21,124
Suncor Energy, Inc., (Canada)	113	4,318
Texas Pacific Land Corp.	6	4,705
Tourmaline Oil Corp., (Canada)	29	1,336
Valero Energy Corp.	117	18,407

		528,726

Oil & Gas Services — 0.3%
Baker Hughes Co., Class A	344	12,100
Halliburton Co.	324	10,940
Schlumberger NV	540	25,491

		48,531

Pipelines — 0.6%
Cheniere Energy, Inc.	78	13,633
Enbridge, Inc., (Canada)	187	6,655
Keyera Corp., (Canada)	20	562
Kinder Morgan, Inc.	678	13,473
ONEOK, Inc.	199	16,230

SEE NOTES TO FINANCIAL STATEMENTS.

14	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Pipelines — continued
Pembina Pipeline Corp., (Canada)	51	1,892
Targa Resources Corp.	70	9,019
TC Energy Corp., (Canada)	91	3,461
Williams Cos., Inc. (The)	417	17,729

		82,654

Total Energy		675,111

Financial — 8.6%
Banks — 2.0%
Bank of America Corp.	3,548	141,114
Bank of Montreal, (Canada)	64	5,387
Bank of New York Mellon Corp. (The)	90	5,386
Bank of Nova Scotia (The), (Canada)	108	4,920
Canadian Imperial Bank of Commerce, (Canada)	83	3,923
Citigroup, Inc.	216	13,719
Citizens Financial Group, Inc.	73	2,637
Fifth Third Bancorp	91	3,329
First Citizens BancShares, Inc., Class A	2	2,738
Goldman Sachs Group, Inc. (The)	36	16,337
Huntington Bancshares, Inc.	214	2,818
KeyCorp.	157	2,227
M&T Bank Corp.	23	3,530
Morgan Stanley	191	18,547
National Bank of Canada, (Canada)	30	2,367
Northern Trust Corp.	32	2,685
PNC Financial Services Group, Inc. (The)	48	7,421
Regions Financial Corp.	142	2,843
Royal Bank of Canada, (Canada)	124	13,200
State Street Corp.	44	3,258
Toronto-Dominion Bank (The), (Canada)	156	8,553
Truist Financial Corp.	165	6,408
US Bancorp	187	7,409
Wells Fargo & Co.	388	23,028

		303,784

Diversified Financial Services — 2.5%
Ally Financial, Inc.	29	1,139
American Express Co.	65	14,953
Ameriprise Financial, Inc.	13	5,465
Apollo Global Management, Inc.	1,079	127,429
Ares Management Corp., Class A	22	2,898
BlackRock, Inc., Class A	2	1,488
Brookfield Asset Management Ltd., (Canada), Class A	31	1,183
Capital One Financial Corp.	47	6,444
Cboe Global Markets, Inc.	14	2,337
Charles Schwab Corp. (The)	166	12,260
CME Group, Inc., Class A	42	8,341
Coinbase Global, Inc., Class A (a)	20	4,404
Discover Financial Services	33	4,328
Franklin Resources, Inc.	60	1,343
IGM Financial, Inc., (Canada)	7	205
Intercontinental Exchange, Inc.	67	9,146
LPL Financial Holdings, Inc.	10	2,871
Mastercard, Inc., Class A	177	78,135

SECURITY DESCRIPTION	SHARES	VALUE ($)

Diversified Financial Services — continued
Nasdaq, Inc.	52	3,123
Raymond James Financial, Inc.	28	3,456
SEI Investments Co.	13	819
Synchrony Financial	57	2,679
T Rowe Price Group, Inc.	30	3,488
TMX Group Ltd., (Canada)	24	680
Tradeweb Markets, Inc., Class A	16	1,718
Visa, Inc., Class A	346	90,741

		391,073

Insurance — 2.1%
Aflac, Inc.	65	5,826
Allstate Corp. (The)	33	5,220
American Financial Group, Inc.	14	1,670
American International Group, Inc.	78	5,807
Aon plc, Class A	21	6,220
Arch Capital Group Ltd., (Bermuda) (a)	47	4,754
Arthur J Gallagher & Co.	23	5,955
Assurant, Inc.	5	824
Berkshire Hathaway, Inc., Class B (a)	141	57,366
Brown & Brown, Inc.	18	1,650
Chubb Ltd., (Switzerland)	328	83,686
Cincinnati Financial Corp.	23	2,733
Equitable Holdings, Inc.	31	1,273
Erie Indemnity Co., Class A	3	1,042
Everest Group Ltd., (Bermuda)	6	2,427
Fairfax Financial Holdings Ltd., (Canada)	2	2,106
Fidelity National Financial, Inc.	23	1,148
Great-West Lifeco, Inc., (Canada)	25	719
Hartford Financial Services Group, Inc. (The)	40	4,003
iA Financial Corp., Inc., (Canada)	9	540
Intact Financial Corp., (Canada)	16	2,617
Loews Corp.	32	2,382
Manulife Financial Corp., (Canada)	158	4,221
Markel Group, Inc. (a)	2	2,370
Marsh & McLennan Cos., Inc.	54	11,441
MetLife, Inc.	74	5,164
Power Corp. of Canada, (Canada)	50	1,386
Principal Financial Group, Inc.	35	2,762
Progressive Corp. (The)	383	79,470
Prudential Financial, Inc.	46	5,394
Sun Life Financial, Inc., (Canada)	51	2,512
Travelers Cos., Inc. (The)	29	5,857
Willis Towers Watson plc, (United Kingdom)	11	2,775
WR Berkley Corp.	30	2,343

		325,663

Private Equity — 0.3%
Blackstone, Inc.	127	15,706
Brookfield Corp., (Canada)	119	4,965
Carlyle Group, Inc. (The)	36	1,436
KKR & Co., Inc.	199	20,954
Onex Corp., (Canada)	6	389

		43,450

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	15

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	32	2,843
CoStar Group, Inc. (a)	35	2,612
FirstService Corp., (Canada)	4	543

		5,998

REITS — 1.7%
Alexandria Real Estate Equities, Inc.	17	2,018
American Homes 4 Rent, Class A	10	383
American Tower Corp.	820	159,302
Annaly Capital Management, Inc.	85	1,616
AvalonBay Communities, Inc.	14	2,930
Boston Properties, Inc.	14	855
Camden Property Trust	6	708
Canadian Apartment Properties REIT, (Canada)	7	235
Crown Castle, Inc.	48	4,721
Digital Realty Trust, Inc.	34	5,199
Equinix, Inc.	10	7,501
Equity LifeStyle Properties, Inc.	10	681
Equity Residential	41	2,829
Essex Property Trust, Inc.	6	1,537
Extra Space Storage, Inc.	24	3,738
Gaming and Leisure Properties, Inc.	32	1,444
Healthpeak Properties, Inc.	68	1,335
Host Hotels & Resorts, Inc.	91	1,628
Invitation Homes, Inc.	45	1,599
Iron Mountain, Inc.	26	2,325
Kimco Realty Corp.	85	1,658
Mid-America Apartment Communities, Inc.	12	1,669
Prologis, Inc.	99	11,078
Public Storage	16	4,661
Realty Income Corp.	103	5,447
Regency Centers Corp.	13	814
RioCan Real Estate Investment Trust, (Canada)	13	155
SBA Communications Corp., Class A	9	1,763
Simon Property Group, Inc.	36	5,422
Sun Communities, Inc.	10	1,144
UDR, Inc.	26	1,053
Ventas, Inc.	42	2,146
VICI Properties, Inc., Class A	127	3,638
Welltower, Inc.	64	6,700
Weyerhaeuser Co.	92	2,616
WP Carey, Inc.	31	1,696

		254,244

Total Financial		1,324,212

Industrial — 7.1%
Aerospace/Defense — 0.8%
Boeing Co. (The) (a)	86	15,618
CAE, Inc., (Canada) (a)	28	520
General Dynamics Corp.	37	10,804
General Electric Co.	166	26,402
HEICO Corp.	7	1,461
HEICO Corp., Class A	8	1,334

SECURITY DESCRIPTION	SHARES	VALUE ($)

Aerospace/Defense — continued
Howmet Aerospace, Inc.	56	4,362
L3Harris Technologies, Inc.	29	6,503
Lockheed Martin Corp.	33	15,312
Northrop Grumman Corp.	21	9,322
RTX Corp.	203	20,347
TransDigm Group, Inc.	8	9,928

		121,913

Building Materials — 0.3%
Builders FirstSource, Inc. (a)	20	2,763
Carrier Global Corp.	122	7,716
CRH plc	83	6,204
Fortune Brands Innovations, Inc.	19	1,233
Johnson Controls International plc, (Ireland)	105	6,976
Lennox International, Inc.	4	1,878
Martin Marietta Materials, Inc.	8	4,330
Masco Corp.	30	1,994
Owens Corning	15	2,677
Trane Technologies plc, (Ireland)	35	11,398
Vulcan Materials Co.	17	4,319
West Fraser Timber Co. Ltd., (Canada)	5	375

		51,863

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	33	5,568
Eaton Corp. plc	61	19,253
Emerson Electric Co.	86	9,482

		34,303

Electronics — 1.0%
Allegion plc, (Ireland)	9	1,049
Amphenol Corp., Class A	781	52,618
Fortive Corp.	51	3,753
Garmin Ltd., (Switzerland)	29	4,667
Honeywell International, Inc.	100	21,332
Hubbell, Inc., Class B	8	3,005
Jabil, Inc.	81	8,812
Keysight Technologies, Inc. (a)	114	15,540
Mettler-Toledo International, Inc. (a)	6	8,706
TE Connectivity Ltd.	203	30,475
Trimble, Inc. (a)	154	8,614

		158,571

Engineering & Construction — 0.1%
AECOM	27	2,336
EMCOR Group, Inc.	7	2,596
Jacobs Solutions, Inc.	24	3,411
Stantec, Inc., (Canada)	10	840
Star Group LP	6	62
WSP Global, Inc., (Canada)	11	1,708

		10,953

Environmental Control — 0.2%
GFL Environmental, Inc., (Canada)	19	751
Pentair plc, (United Kingdom)	26	1,990

SEE NOTES TO FINANCIAL STATEMENTS.

16	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Environmental Control — continued
Pure Cycle Corp. (a)	4	37
Republic Services, Inc., Class A	37	7,233
Veralto Corp.	40	3,809
Waste Connections, Inc., (Canada)	43	7,578
Waste Management, Inc.	63	13,522

		34,920

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	8	2,220
Stanley Black & Decker, Inc.	29	2,299

		4,519

Machinery — Construction & Mining — 0.3%
Caterpillar, Inc.	76	25,429
GE Vernova, Inc. (a)	44	7,516
Vertiv Holdings Co., Class A	53	4,621

		37,566

Machinery — Diversified — 0.7%
CNH Industrial NV, (United Kingdom)	201	2,034
Deere & Co.	171	63,783
Dover Corp.	22	4,032
Graco, Inc.	16	1,257
IDEX Corp.	9	1,797
Ingersoll Rand, Inc.	62	5,658
Nordson Corp.	5	1,175
Otis Worldwide Corp.	54	5,187
Rockwell Automation, Inc.	17	4,632
Toro Co. (The)	14	1,301
Westinghouse Air Brake Technologies Corp.	29	4,505
Xylem, Inc.	38	5,204

		100,565

Miscellaneous Manufacturers — 0.3%
3M Co.	86	8,811
AO Smith Corp.	12	1,015
Axon Enterprise, Inc. (a)	10	2,845
Carlisle Cos., Inc.	7	2,955
Illinois Tool Works, Inc.	43	10,086
Parker-Hannifin Corp.	21	10,388
Teledyne Technologies, Inc. (a)	30	11,740
Textron, Inc.	31	2,667

		50,507

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	235	2,295
Ball Corp.	45	2,697
CCL Industries, Inc., (Canada), Class B	13	687
Crown Holdings, Inc.	16	1,198
Packaging Corp. of America	14	2,555
Westrock Co.	45	2,237

		11,669

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	7	1,731

SECURITY DESCRIPTION	SHARES	VALUE ($)

Transportation — 3.1%
Canadian National Railway Co., (Canada)	48	5,663
Canadian Pacific Kansas City Ltd., (Canada)	82	6,462
CH Robinson Worldwide, Inc.	19	1,632
CSX Corp.	5,326	178,165
Expeditors International of Washington, Inc.	23	2,822
FedEx Corp.	38	11,310
JB Hunt Transport Services, Inc.	15	2,356
Knight-Swift Transportation Holdings, Inc., Class A	28	1,418
Norfolk Southern Corp.	37	8,011
Old Dominion Freight Line, Inc.	28	4,885
TFI International, Inc., (Canada)	7	1,020
Union Pacific Corp.	93	21,078
United Parcel Service, Inc., Class B	1,720	235,332

		480,154

Total Industrial		1,099,234

Technology — 33.8%
Computers — 7.9%
Accenture plc, (Ireland), Class A	108	32,627
Apple, Inc.	4,828	1,016,827
CGI, Inc., (Canada), Class A (a)	18	1,812
Cognizant Technology Solutions Corp., Class A	95	6,467
Crowdstrike Holdings, Inc., Class A (a)	78	30,056
Dell Technologies, Inc., Class C	83	11,404
EPAM Systems, Inc. (a)	9	1,637
Fortinet, Inc. (a)	220	13,263
Gartner, Inc. (a)	13	5,701
Hewlett Packard Enterprise Co.	415	8,795
HP, Inc.	322	11,265
International Business Machines Corp.	158	27,344
Leidos Holdings, Inc.	22	3,138
NetApp, Inc.	63	8,111
Pure Storage, Inc., Class A (a)	97	6,214
Seagate Technology Holdings plc	62	6,410
Super Micro Computer, Inc. (a)	16	13,187
Western Digital Corp. (a)	100	7,603
Zscaler, Inc. (a)	30	5,804

		1,217,665

Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A (a)	33	10,088

Semiconductors — 12.6%
Advanced Micro Devices, Inc. (a)	563	91,255
Analog Devices, Inc.	173	39,458
Applied Materials, Inc.	288	68,002
Broadcom, Inc.	153	245,738
Entegris, Inc.	50	6,826
Intel Corp.	1,493	46,224
KLA Corp.	46	38,219
Lam Research Corp.	46	48,711
Lattice Semiconductor Corp. (a)	44	2,553

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	17

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Semiconductors — continued
Marvell Technology, Inc.	301	21,020
Microchip Technology, Inc.	188	17,240
Micron Technology, Inc.	387	50,930
Monolithic Power Systems, Inc.	17	13,591
NVIDIA Corp.	8,681	1,072,472
NXP Semiconductors NV, (Netherlands)	89	23,989
ON Semiconductor Corp. (a)	151	10,358
Qorvo, Inc. (a)	34	3,984
QUALCOMM, Inc.	390	77,724
Skyworks Solutions, Inc.	56	6,021
Teradyne, Inc.	51	7,626
Texas Instruments, Inc.	316	61,475

		1,953,416

Software — 13.2%
Adobe, Inc. (a)	153	85,244
Akamai Technologies, Inc. (a)	28	2,547
ANSYS, Inc. (a)	30	9,565
AppLovin Corp., Class A (a)	63	5,229
Aspen Technology, Inc. (a)	10	1,939
Atlassian Corp., (Australia), Class A (a)	54	9,519
Autodesk, Inc. (a)	73	18,026
Bentley Systems, Inc., Class B	49	2,426
Broadridge Financial Solutions, Inc.	20	4,020
Cadence Design Systems, Inc. (a)	94	28,808
Cloudflare, Inc., Class A (a)	53	4,386
Confluent, Inc., Class A (a)	67	1,987
Constellation Software, Inc., (Canada)	2	5,106
Datadog, Inc., Class A (a)	95	12,320
Dayforce, Inc. (a)	20	1,001
Descartes Systems Group, Inc. (The), (Canada) (a)	8	728
DocuSign, Inc., Class A (a)	71	3,774
Dynatrace, Inc. (a)	88	3,942
Electronic Arts, Inc.	54	7,564
Fair Isaac Corp. (a)	8	12,097
Fidelity National Information Services, Inc.	67	5,059
Fiserv, Inc. (a)	68	10,150
HubSpot, Inc. (a)	17	9,795
Intuit, Inc.	96	63,222
Jack Henry & Associates, Inc.	7	1,177
Manhattan Associates, Inc. (a)	19	4,600
Microsoft Corp.	2,749	1,228,885
MicroStrategy, Inc., Class A (a)	5	7,509
MongoDB, Inc., Class A (a)	13	3,244
MSCI, Inc., Class A	8	3,851
Open Text Corp., (Canada)	24	716
Oracle Corp.	1,350	190,587
Palantir Technologies, Inc., Class A (a)	647	16,382
Paychex, Inc.	52	6,211
Paycom Software, Inc.	9	1,229
PTC, Inc. (a)	39	7,034
ROBLOX Corp., Class A (a)	101	3,758
Roper Technologies, Inc.	38	21,308
Salesforce, Inc.	333	85,681

SECURITY DESCRIPTION	SHARES	VALUE ($)

Software — continued
Samsara, Inc., Class A (a)	71	2,395
ServiceNow, Inc. (a)	71	55,584
Snowflake, Inc., Class A (a)	51	6,846
SS&C Technologies Holdings, Inc.	47	2,945
Synopsys, Inc. (a)	52	31,140
Take-Two Interactive Software, Inc. (a)	33	5,144
Twilio, Inc., Class A (a)	29	1,621
Tyler Technologies, Inc. (a)	14	7,183
UiPath, Inc., Class A (a)	159	2,014
Unity Software, Inc. (a)	87	1,408
Veeva Systems, Inc., Class A (a)	15	2,745
Workday, Inc., Class A (a)	123	27,490
Zoom Video Communications, Inc., Class A (a)	90	5,347

		2,042,488

Total Technology		5,223,657

Utilities — 2.4%
Electric — 2.2%
AES Corp. (The)	222	3,903
ALLETE, Inc.	13	795
Alliant Energy Corp.	67	3,426
Altus Power, Inc., Class A (a)	14	55
Ameren Corp.	87	6,198
American Electric Power Co., Inc.	179	15,739
Avangrid, Inc.	17	608
Avista Corp.	17	597
Black Hills Corp.	15	822
Brookfield Renewable Corp., Class A	12	333
CenterPoint Energy, Inc.	188	5,822
Clearway Energy, Inc., Class A	8	173
Clearway Energy, Inc., Class C	18	449
CMS Energy Corp.	88	5,227
Consolidated Edison, Inc.	120	10,768
Constellation Energy Corp.	103	20,629
Dominion Energy, Inc.	278	13,640
DTE Energy Co.	69	7,683
Duke Energy Corp.	260	26,037
Edison International	124	8,881
Emera, Inc., (Canada)	25	838
Entergy Corp.	78	8,314
Evergy, Inc.	78	4,151
Eversource Energy	106	5,985
Exelon Corp.	343	11,873
FirstEnergy Corp.	167	6,405
Fortis, Inc., (Canada)	43	1,686
Genie Energy Ltd., Class B	2	35
Hawaiian Electric Industries, Inc.	24	219
Hydro One Ltd., (Canada) (e)	29	845
IDACORP, Inc.	11	1,038
MGE Energy, Inc.	8	596
NextEra Energy, Inc.	669	47,390
Northland Power, Inc., (Canada)	22	385
Northwestern Energy Group, Inc.	14	679

SEE NOTES TO FINANCIAL STATEMENTS.

18	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electric — continued
NRG Energy, Inc.	71	5,566
OGE Energy Corp.	44	1,574
Ormat Technologies, Inc.	12	863
Otter Tail Corp.	8	725
PG&E Corp.	688	12,004
Pinnacle West Capital Corp.	25	1,910
PNM Resources, Inc.	19	700
Portland General Electric Co.	22	966
PPL Corp.	208	5,756
Public Service Enterprise Group, Inc.	164	12,102
Sempra	217	16,481
Southern Co. (The)	366	28,408
Unitil Corp.	4	187
Vistra Corp.	115	9,922
WEC Energy Group, Inc.	99	7,743
Xcel Energy, Inc.	184	9,822

		336,953

Gas — 0.1%
AltaGas Ltd., (Canada)	26	587
Atmos Energy Corp.	46	5,407
Canadian Utilities Ltd., (Canada), Class A	12	256
Chesapeake Utilities Corp.	5	524
National Fuel Gas Co.	19	1,046
New Jersey Resources Corp.	22	928
NiSource, Inc.	127	3,649
Northwest Natural Holding Co.	8	302
ONE Gas, Inc.	12	798
RGC Resources, Inc.	1	24
Southwest Gas Holdings, Inc.	13	889
Spire, Inc.	12	737
UGI Corp.	46	1,058

		16,205

Water — 0.1%
American States Water Co.	8	598
American Water Works Co., Inc.	59	7,653
Artesian Resources Corp., Class A	2	64
California Water Service Group	13	619
Consolidated Water Co. Ltd., (Cayman Islands)	4	93
Essential Utilities, Inc.	70	2,630
Middlesex Water Co.	4	208
SJW Group	7	368
York Water Co. (The)	3	122

		12,355

Total Utilities		365,513

Total Common Stocks (Cost $11,356,849)		15,296,921

SECURITY DESCRIPTION	NUMBER OF WARRANTS		VALUE ($)
Warrant — 0.0%
Technology — 0.0%
Software — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a) (bb) (cc) (Cost $—)		1	—

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.9%
Time Deposits — 0.9%
Australia & New Zealand Banking Group Ltd., 4.68%, 07/01/2024		12,749	12,749
Citibank NA, 4.68%, 07/01/2024		35,672	35,672
Royal Bank of Canada, 3.52%, 07/02/2024	CAD	1,322	967
4.68%, 07/01/2024		1	1
Skandinaviska Enskilda Banken AB, 4.68%, 07/01/2024		13,511	13,511
Sumitomo Mitsui Banking Corp., 4.68%, 07/01/2024		6,858	6,858
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 07/01/2024		65,116	65,116

Total Short-Term Investments (Cost $134,874)			134,874

Total Investments — 100.0% (Cost — $11,491,723) *			15,431,795

Other Assets in Excess of Liabilities — 0.0%			7,015

NET ASSETS — 100.0%			$15,438,810

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	19

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of June 30, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
CME Micro E-mini Russell 2000 Index	58	09/2024	USD	593	6
E-mini Consumer Discretionary Select Sector Index	12	09/2024	USD	2,244	(7)
E-mini Consumer Staples Select Sector Index	19	09/2024	USD	1,495	(10)
E-mini Energy Select Sector Index	33	09/2024	USD	3,175	11
E-mini Health Care Select Sector Index	37	09/2024	USD	5,540	(28)
E-mini Industrial Select Sector Index	12	09/2024	USD	1,502	(11)
E-mini Russell 2000 Index	2	09/2024	USD	206	— (h)
E-mini Technology Select Sector Index	28	09/2024	USD	6,456	7
E-mini Utilities Select Sector Index	22	09/2024	USD	1,561	(32)
Micro E-mini NASDAQ 100 Index	609	09/2024	USD	24,314	(42)
Micro E-mini S&P 500 Index	170	09/2024	USD	4,711	(17)
S&P 500 E-mini Index	170	09/2024	USD	46,882	50
S&P Mid 400 E-mini Index	6	09/2024	USD	1,780	(5)
S&P Toronto Stock Exchange 60 Index	7	09/2024	CAD	1,337	4

Total unrealized appreciation (depreciation)					(74)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024

REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	— The cost of securities is substantially the same for federal income tax purposes.
CAD	— Canadian Dollar
USD	— United States Dollar

Summary of Investments by Industry, June 30, 2024

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet	15.6%

Software	13.2%

Semiconductors	12.7%

Computers	7.9%

Pharmaceuticals	6.2%

Oil & Gas	3.4%

Transportation	3.1%

Healthcare — Services	3.0%

Retail	3.0%

Healthcare — Products	2.7%

Diversified Financial Services	2.5%

Electric	2.2%

Beverages	2.1%

Insurance	2.1%

Banks	2.0%

Home Builders	1.7%

REITS	1.6%

Telecommunications	1.4%

Biotechnology	1.3%

Chemicals	1.2%

Electronics	1.0%

Others (Each less than 1.0%)	9.2%

Short-Term Investments	0.9%

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 98.3%
Australia — 3.1%
Ampol Ltd.	37	791
ANZ Group Holdings Ltd.	469	8,814
APA Group	200	1,064
Aristocrat Leisure Ltd.	89	2,957
ASX Ltd.	31	1,234
Aurizon Holdings Ltd.	282	686
BHP Group Ltd.	792	22,647
BlueScope Steel Ltd.	70	949
Brambles Ltd.	218	2,103
CAR Group Ltd.	57	1,323
Cochlear Ltd.	10	2,267
Coles Group Ltd.	209	2,370
Commonwealth Bank of Australia	261	22,146
Computershare Ltd.	84	1,471
CSL Ltd.	76	14,811
Dexus	163	705
Endeavour Group Ltd.	236	792
Fortescue Ltd.	265	3,771
Goodman Group	267	6,159
GPT Group (The)	295	785
Insurance Australia Group Ltd.	371	1,758
Lottery Corp. Ltd. (The)	346	1,166
Macquarie Group Ltd.	57	7,779
Medibank Pvt Ltd.	431	1,069
Mineral Resources Ltd.	27	982
Mirvac Group	610	759
National Australia Bank Ltd.	484	11,678
Northern Star Resources Ltd.	180	1,561
Orica Ltd.	76	908
Origin Energy Ltd.	268	1,943
Pilbara Minerals Ltd.	449	913
Pro Medicus Ltd.	9	856
Qantas Airways Ltd. (a)	126	490
QBE Insurance Group Ltd.	235	2,714
Ramsay Health Care Ltd.	29	911
REA Group Ltd.	8	1,084
Reece Ltd.	36	594
Rio Tinto Ltd.	58	4,600
Santos Ltd.	506	2,567
Scentre Group	800	1,658
SEEK Ltd.	56	798
Seven Group Holdings Ltd.	31	787
Sonic Healthcare Ltd.	71	1,243
South32 Ltd.	707	1,715
Stockland	372	1,029
Suncorp Group Ltd.	200	2,314
Telstra Group Ltd.	634	1,530
Transurban Group	482	3,972
Treasury Wine Estates Ltd.	127	1,052
Vicinity Ltd.	591	727
Washington H Soul Pattinson & Co. Ltd.	37	797
Wesfarmers Ltd.	177	7,673
Westpac Banking Corp.	542	9,821

SECURITY DESCRIPTION	SHARES		VALUE ($)

Australia — continued
WiseTech Global Ltd.	26		1,733
Woodside Energy Group Ltd.	296		5,580
Woolworths Group Ltd.	191		4,283

			188,889

Austria — 0.3%
Erste Group Bank AG	181		8,544
OMV AG	66		2,884
Verbund AG	32		2,563
voestalpine AG	104		2,822

			16,813

Belgium — 2.0%
Ageas SA	86		3,906
Anheuser-Busch InBev SA	1,430		83,015
D’ieteren Group	—	(h)	1
Elia Group SA	14		1,275
Groupe Bruxelles Lambert NV	47		3,353
KBC Group NV	134		9,443
Lotus Bakeries NV	—	(h)	2,774
Sofina SA	8		1,855
Syensqo SA	56		5,000
UCB SA	48		7,068
Umicore SA	158		2,372
Warehouses De Pauw CVA	—	(h)	1

			120,063

Canada — 0.9%
Agnico Eagle Mines Ltd.	15		953
Air Canada (a)	5		68
Alimentation Couche-Tard, Inc.	22		1,261
AltaGas Ltd.	9		194
ARC Resources Ltd.	18		312
Bank of Montreal	21		1,788
Bank of Nova Scotia (The)	36		1,633
Barrick Gold Corp.	51		855
BCE, Inc.	2		70
Brookfield Asset Management Ltd., Class A	10		394
Brookfield Corp.	40		1,648
BRP, Inc.	1		68
CAE, Inc. (a)	9		172
Cameco Corp.	13		624
Canadian Apartment Properties REIT	2		78
Canadian Imperial Bank of Commerce	27		1,302
Canadian National Railway Co.	16		1,880
Canadian Natural Resources Ltd.	63		2,231
Canadian Pacific Kansas City Ltd.	27		2,145
Canadian Tire Corp. Ltd., Class A	2		150
Canadian Utilities Ltd., Class A	4		84
CCL Industries, Inc., Class B	4		230
Cenovus Energy, Inc.	41		802
CGI, Inc. (a)	6		602
Constellation Software, Inc.	1		1,694

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	21

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Canada — continued
Descartes Systems Group, Inc. (The) (a)	2	240
Dollarama, Inc.	8	744
Element Fleet Management Corp.	11	208
Emera, Inc.	8	279
Empire Co. Ltd., Class A	4	103
Enbridge, Inc.	62	2,209
Fairfax Financial Holdings Ltd.	1	699
First Quantum Minerals Ltd.	21	273
FirstService Corp.	1	181
Fortis, Inc.	14	560
Franco-Nevada Corp.	6	666
George Weston Ltd.	2	253
GFL Environmental, Inc.	6	247
Gildan Activewear, Inc., Class A	4	167
Great-West Lifeco, Inc.	8	237
Hydro One Ltd. (e)	10	280
iA Financial Corp., Inc.	3	181
IGM Financial, Inc.	2	67
Imperial Oil Ltd.	5	375
Intact Financial Corp.	5	869
Ivanhoe Mines Ltd., Class A (a)	19	239
Keyera Corp.	7	185
Kinross Gold Corp.	36	299
Loblaw Cos. Ltd.	5	525
Lundin Mining Corp.	19	215
Magna International, Inc.	8	333
Manulife Financial Corp.	53	1,401
MEG Energy Corp. (a)	8	170
Metro, Inc.	7	366
National Bank of Canada	10	786
Northland Power, Inc.	7	127
Nutrien Ltd.	14	736
Onex Corp.	2	130
Open Text Corp.	8	239
Pan American Silver Corp.	11	212
Parkland Corp.	4	115
Pembina Pipeline Corp.	17	628
Power Corp. of Canada	17	459
Quebecor, Inc., Class B	4	94
Restaurant Brands International, Inc.	9	617
RioCan Real Estate Investment Trust	4	53
Rogers Communications, Inc., Class B	10	387
Royal Bank of Canada	41	4,382
Saputo, Inc.	7	168
Shopify, Inc., Class A (a)	35	2,332
Stantec, Inc.	3	278
Sun Life Financial, Inc.	17	834
Suncor Energy, Inc.	38	1,433
TC Energy Corp.	30	1,149
Teck Resources Ltd., Class B	13	643
TELUS Corp.	14	217
TFI International, Inc.	2	339
Thomson Reuters Corp.	5	778

SECURITY DESCRIPTION	SHARES		VALUE ($)

Canada — continued
TMX Group Ltd.	8		226
Toromont Industries Ltd.	2		212
Toronto-Dominion Bank (The)	52		2,839
Tourmaline Oil Corp.	10		442
West Fraser Timber Co. Ltd.	2		125
Wheaton Precious Metals Corp.	13		694
WSP Global, Inc.	4		567

			56,050

Chile — 0.2%
Antofagasta plc	386		10,256

China — 0.0% (g)
Silergy Corp.	54		766

Denmark — 7.2%
AP Moller—Maersk A/S, Class A	1		1,777
AP Moller—Maersk A/S, Class B	2		2,742
Carlsberg A/S, Class B	152		18,250
Coloplast A/S, Class B	—	(h)	4
Danske Bank A/S	369		11,011
Demant A/S (a)	—	(h)	1
DSV A/S	60		9,181
Genmab A/S (a)	24		5,990
Novo Nordisk A/S, Class B	2,407		344,467
Novonesis, Class B	282		17,229
Orsted A/S (a) (e)	94		4,993
Pandora A/S	35		5,248
ROCKWOOL A/S, Class B	3		1,312
Tryg A/S	187		4,087
Vestas Wind Systems A/S (a)	353		8,181

			434,473

Finland — 1.1%
Elisa OYJ	—	(h)	2
Fortum OYJ	214		3,138
Kesko OYJ, Class B	—	(h)	1
Kone OYJ, Class B	118		5,842
Metso OYJ	218		2,318
Neste OYJ	—	(h)	2
Nokia OYJ	2		6
Nordea Bank Abp	1,689		20,130
Orion OYJ, Class B	40		1,717
Sampo OYJ, Class A	242		10,420
Stora Enso OYJ, Class R	440		6,006
UPM-Kymmene OYJ	403		14,169
Wartsila OYJ Abp	177		3,433

			67,184

France — 12.0%
Accor SA	—	(h)	2
Aeroports de Paris SA	12		1,465
Air Liquide SA	436		75,301
Airbus SE	208		28,526
Alstom SA	120		2,026
Amundi SA (e)	33		2,151

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
France — continued
Arkema SA	45		3,959
AXA SA	972		31,855
BioMerieux	—	(h)	1
BNP Paribas SA	553		35,349
Bollore SE	—	(h)	1
Bouygues SA	67		2,148
Bureau Veritas SA	110		3,059
Capgemini SE	—	(h)	9
Carrefour SA	—	(h)	2
Cie de Saint-Gobain SA	160		12,409
Cie Generale des Etablissements Michelin SCA	—	(h)	7
Covivio SA	—	(h)	1
Credit Agricole SA	568		7,757
Danone SA	425		26,033
Dassault Aviation SA	7		1,273
Dassault Systemes SE	—	(h)	7
Edenred SE	133		5,650
Eiffage SA	26		2,353
Engie SA	867		12,422
EssilorLuxottica SA	—	(h)	18
Eurazeo SE	24		1,926
Gecina SA	—	(h)	1
Getlink SE	105		1,740
Hermes International SCA	13		31,104
Ipsen SA	14		1,753
Kering SA	32		11,514
Klepierre SA	—	(h)	2
La Francaise des Jeux SAEM (e)	—	(h)	1
Legrand SA	92		9,122
L’Oreal SA	104		45,926
LVMH Moet Hennessy Louis Vuitton SE	117		90,033
Orange SA	1		5
Pernod Ricard SA	325		44,401
Publicis Groupe SA	—	(h)	7
Remy Cointreau SA	37		3,084
Renault SA	44		2,260
Rexel SA	79		2,043
Safran SA	120		25,269
Sanofi SA	429		41,331
Sartorius Stedim Biotech	—	(h)	1
Schneider Electric SE	190		45,571
SEB SA	—	(h)	1
Societe Generale SA	387		9,096
Sodexo SA	—	(h)	2
Teleperformance SE	19		1,997
Thales SA	34		5,361
TotalEnergies SE	968		64,796
Unibail-Rodamco-Westfield	—	(h)	3
Veolia Environnement SA	326		9,778
Vinci SA	175		18,444
Vivendi SE	—	(h)	2

			720,358

SECURITY DESCRIPTION	SHARES		VALUE ($)

Germany — 11.0%
adidas AG	69		16,447
Allianz SE (Registered)	210		58,228
BASF SE	675		32,612
Bayer AG (Registered)	370		10,426
Bayerische Motoren Werke AG	73		6,916
Bechtle AG	—	(h)	1
Beiersdorf AG	44		6,398
Brenntag SE	46		3,072
Carl Zeiss Meditec AG	—	(h)	1
Commerzbank AG	565		8,564
Continental AG	—	(h)	2
Covestro AG (a) (e)	143		8,374
CTS Eventim AG & Co. KGaA	—	(h)	1
Daimler Truck Holding AG	187		7,464
Delivery Hero SE (a) (e)	—	(h)	1
Deutsche Bank AG (Registered)	1,014		16,210
Deutsche Boerse AG	102		20,785
Deutsche Lufthansa AG (Registered)	208		1,273
Deutsche Post AG	347		14,071
Deutsche Telekom AG (Registered)	1		23
E.ON SE	1,075		14,132
Evonik Industries AG	194		3,963
Fresenius Medical Care AG	—	(h)	2
Fresenius SE & Co. KGaA (a)	—	(h)	3
GEA Group AG	54		2,253
Hannover Rueck SE	32		8,177
Heidelberg Materials AG	103		10,669
Henkel AG & Co. KGaA	—	(h)	3
Infineon Technologies AG	60		2,195
KION Group AG	—	(h)	—	(h)
Knorr-Bremse AG	25		1,942
LEG Immobilien SE	—	(h)	2
Mercedes-Benz Group AG	184		12,734
Merck KGaA	49		8,047
MTU Aero Engines AG	19		4,833
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	73		36,517
Nemetschek SE	68		6,622
Puma SE	45		2,062
Rational AG	2		1,465
Rheinmetall AG	15		7,789
RWE AG	300		10,300
SAP SE	1,227		246,377
Scout24 SE (e)	—	(h)	2
Siemens AG (Registered)	266		49,418
Siemens Energy AG (a)	210		5,470
Siemens Healthineers AG (e)	—	(h)	4
Symrise AG, Class A	100		12,280
Talanx AG	35		2,761
Volkswagen AG	7		811
Vonovia SE	—	(h)	6
Zalando SE (a) (e)	—	(h)	2

			661,710

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	23

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Hong Kong — 1.0%
AIA Group Ltd.	1,759		11,901
BOC Hong Kong Holdings Ltd.	587		1,811
CK Asset Holdings Ltd.	306		1,146
CK Hutchison Holdings Ltd.	422		2,013
CK Infrastructure Holdings Ltd.	101		568
CLP Holdings Ltd.	257		2,075
Futu Holdings Ltd., ADR (a)	9		575
Galaxy Entertainment Group Ltd.	344		1,601
Hang Seng Bank Ltd.	122		1,562
Henderson Land Development Co. Ltd.	229		614
HKT Trust & HKT Ltd.	598		671
Hong Kong & China Gas Co. Ltd.	1,755		1,334
Hong Kong Exchanges & Clearing Ltd.	179		5,735
Hongkong Land Holdings Ltd.	174		561
Jardine Matheson Holdings Ltd.	25		875
Link REIT	401		1,557
MTR Corp. Ltd.	254		800
Power Assets Holdings Ltd.	218		1,178
Prudential plc	1,472		13,343
Sino Land Co. Ltd.	616		634
SITC International Holdings Co. Ltd.	213		578
Sun Hung Kai Properties Ltd.	229		1,984
Swire Pacific Ltd., Class A	67		587
Swire Properties Ltd.	185		295
Techtronic Industries Co. Ltd.	214		2,434
WH Group Ltd. (e)	1,305		859
Wharf Holdings Ltd. (The)	164		461
Wharf Real Estate Investment Co. Ltd.	268		710

			58,462

Ireland — 1.0%
AerCap Holdings NV	72		6,693
AIB Group plc	911		4,811
Bank of Ireland Group plc	556		5,805
DCC plc	35		2,421
Experian plc	321		14,903
Flutter Entertainment plc (a)	—	(h)	9
James Hardie Industries plc (a)	68		2,138
Kerry Group plc, Class A	103		8,310
Kingspan Group plc	54		4,605
Smurfit Kappa Group plc	196		8,751

			58,446

Italy — 3.0%
Amplifon SpA	—	(h)	1
Assicurazioni Generali SpA	546		13,590
Banco BPM SpA	690		4,440
Bio On Spa (a) (bb) (cc)	1		—
Davide Campari-Milano NV	980		9,275
DiaSorin SpA	—	(h)	1
Enel SpA	3,872		26,864
Eni SpA	962		14,768
Ferrari NV	29		11,795
FinecoBank Banca Fineco SpA	327		4,852

SECURITY DESCRIPTION	SHARES		VALUE ($)

Italy — continued
Infrastrutture Wireless Italiane SpA (e)	—	(h)	1
Intesa Sanpaolo SpA	7,828		29,093
Leonardo SpA	118		2,732
Mediobanca Banca di Credito Finanziario SpA	273		3,999
Moncler SpA	93		5,735
Nexi SpA (a) (e)	312		1,903
Poste Italiane SpA (e)	246		3,128
Prysmian SpA	93		5,732
Recordati Industria Chimica e Farmaceutica SpA	39		2,040
Snam SpA	997		4,404
Telecom Italia SpA (a)	3		1
Terna—Rete Elettrica Nazionale	683		5,262
UniCredit SpA	810		29,980

			179,596

Japan — 6.9%
Advantest Corp.	84		3,412
Aeon Co. Ltd.	72		1,535
AGC, Inc.	22		703
Aisin Corp.	16		529
Ajinomoto Co., Inc.	51		1,802
ANA Holdings, Inc.	18		336
Asahi Group Holdings Ltd.	53		1,868
Asahi Kasei Corp.	138		888
Asics Corp.	70		1,085
Astellas Pharma, Inc.	199		1,961
Bandai Namco Holdings, Inc.	65		1,281
Bridgestone Corp.	62		2,458
Brother Industries Ltd.	25		445
Canon, Inc.	110		2,981
Capcom Co. Ltd.	39		728
Central Japan Railway Co.	85		1,832
Chiba Bank Ltd. (The)	59		530
Chubu Electric Power Co., Inc.	70		832
Chugai Pharmaceutical Co. Ltd.	74		2,624
Concordia Financial Group Ltd.	116		685
Dai Nippon Printing Co. Ltd.	23		779
Daifuku Co. Ltd.	34		629
Dai-ichi Life Holdings, Inc.	99		2,654
Daiichi Sankyo Co. Ltd.	203		7,048
Daikin Industries Ltd.	29		4,023
Daito Trust Construction Co. Ltd.	6		662
Daiwa House Industry Co. Ltd.	61		1,558
Daiwa Securities Group, Inc.	147		1,129
Denso Corp.	208		3,239
Dentsu Group, Inc.	22		565
Disco Corp.	10		3,847
East Japan Railway Co.	100		1,657
Eisai Co. Ltd.	27		1,128
ENEOS Holdings, Inc.	314		1,620
FANUC Corp.	105		2,874

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Fast Retailing Co. Ltd.	19		4,856
Fuji Electric Co. Ltd.	14		789
FUJIFILM Holdings Corp.	123		2,885
Fujitsu Ltd.	193		3,032
Hamamatsu Photonics KK	15		403
Hankyu Hanshin Holdings, Inc.	25		678
Hikari Tsushin, Inc.	2		375
Hitachi Construction Machinery Co. Ltd.	12		322
Hitachi Ltd.	505		11,359
Honda Motor Co. Ltd.	492		5,288
Hoshizaki Corp.	12		369
Hoya Corp.	39		4,502
Hulic Co. Ltd.	42		377
Ibiden Co. Ltd.	12		499
Idemitsu Kosan Co. Ltd.	100		648
Inpex Corp.	103		1,518
Isuzu Motors Ltd.	64		855
ITOCHU Corp.	130		6,405
Japan Airlines Co. Ltd.	15		240
Japan Exchange Group, Inc.	55		1,285
Japan Post Bank Co. Ltd.	158		1,501
Japan Post Holdings Co. Ltd.	228		2,270
Japan Post Insurance Co. Ltd.	22		420
Japan Real Estate Investment Corp.	—	(h)	455
Japan Tobacco, Inc.	132		3,564
JFE Holdings, Inc.	62		898
Kajima Corp.	46		800
Kansai Electric Power Co., Inc. (The)	77		1,291
KAO Corp.	51		2,073
Kawasaki Kisen Kaisha Ltd.	43		631
KDDI Corp.	164		4,347
Keisei Electric Railway Co. Ltd.	14		446
Keyence Corp.	21		9,323
Kikkoman Corp.	74		858
Kintetsu Group Holdings Co. Ltd.	20		430
Kirin Holdings Co. Ltd.	86		1,106
Kobe Bussan Co. Ltd.	17		372
Koito Manufacturing Co. Ltd.	22		302
Komatsu Ltd.	101		2,962
Konami Group Corp.	11		803
Kubota Corp.	109		1,537
Kyocera Corp.	141		1,621
Kyowa Kirin Co. Ltd.	29		504
Lasertec Corp.	9		1,975
LY Corp.	297		716
M3, Inc.	49		470
Makita Corp.	25		676
Marubeni Corp.	157		2,902
MatsukiyoCocokara & Co.	37		530
Mazda Motor Corp.	62		598
McDonald’s Holdings Co. Japan Ltd.	10		387
MEIJI Holdings Co. Ltd.	26		554
MINEBEA MITSUMI, Inc.	40		820
Mitsubishi Chemical Group Corp.	148		824

SECURITY DESCRIPTION	SHARES		VALUE ($)

Japan — continued
Mitsubishi Corp.	366		7,203
Mitsubishi Electric Corp.	212		3,402
Mitsubishi Estate Co. Ltd.	124		1,951
Mitsubishi HC Capital, Inc.	87		574
Mitsubishi Heavy Industries Ltd.	351		3,780
Mitsubishi UFJ Financial Group, Inc.	1,217		13,135
Mitsui & Co. Ltd.	280		6,386
Mitsui Chemicals, Inc.	19		512
Mitsui Fudosan Co. Ltd.	294		2,701
Mitsui OSK Lines Ltd.	38		1,134
Mizuho Financial Group, Inc.	264		5,561
MonotaRO Co. Ltd.	27		316
MS&AD Insurance Group Holdings, Inc.	140		3,130
Murata Manufacturing Co. Ltd.	189		3,914
NEC Corp.	27		2,210
Nexon Co. Ltd.	37		679
NIDEC Corp.	46		2,070
Nintendo Co. Ltd.	114		6,082
Nippon Building Fund, Inc.	—	(h)	596
NIPPON EXPRESS HOLDINGS, Inc.	8		375
Nippon Paint Holdings Co. Ltd.	104		677
Nippon Prologis REIT, Inc.	—	(h)	382
Nippon Sanso Holdings Corp.	19		561
Nippon Steel Corp.	94		1,995
Nippon Telegraph & Telephone Corp.	3,278		3,099
Nippon Yusen KK	51		1,476
Nissan Chemical Corp.	13		426
Nissan Motor Co. Ltd.	260		882
Nissin Foods Holdings Co. Ltd.	22		549
Nitori Holdings Co. Ltd.	9		932
Nitto Denko Corp.	16		1,237
Nomura Holdings, Inc.	331		1,913
Nomura Real Estate Holdings, Inc.	12		310
Nomura Real Estate Master Fund, Inc.	—	(h)	394
Nomura Research Institute Ltd.	41		1,167
NTT Data Group Corp.	69		1,024
Obayashi Corp.	72		859
Obic Co. Ltd.	7		916
Olympus Corp.	127		2,053
Omron Corp.	19		668
Ono Pharmaceutical Co. Ltd.	41		564
Oracle Corp. Japan	4		290
Oriental Land Co. Ltd.	120		3,345
ORIX Corp.	126		2,802
Osaka Gas Co. Ltd.	41		897
Otsuka Corp.	25		488
Otsuka Holdings Co. Ltd.	46		1,939
Pan Pacific International Holdings Corp.	42		980
Panasonic Holdings Corp.	256		2,102
Rakuten Group, Inc.	166		862
Recruit Holdings Co. Ltd.	163		8,760
Renesas Electronics Corp.	164		3,116
Resona Holdings, Inc.	232		1,541

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	25

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Ricoh Co. Ltd.	59	509
Rohm Co. Ltd.	36	476
SBI Holdings, Inc.	30	751
SCREEN Holdings Co. Ltd.	9	807
SCSK Corp.	17	344
Secom Co. Ltd.	23	1,362
Seiko Epson Corp.	32	497
Sekisui Chemical Co. Ltd.	42	576
Sekisui House Ltd.	65	1,445
Seven & i Holdings Co. Ltd.	246	3,009
SG Holdings Co. Ltd.	35	322
Shimadzu Corp.	26	649
Shimano, Inc.	8	1,283
Shin-Etsu Chemical Co. Ltd.	198	7,679
Shionogi & Co. Ltd.	27	1,067
Shiseido Co. Ltd.	44	1,254
Shizuoka Financial Group, Inc.	48	463
SMC Corp.	6	3,002
SoftBank Corp.	313	3,823
SoftBank Group Corp.	113	7,255
Sompo Holdings, Inc.	98	2,097
Sony Group Corp.	137	11,667
Subaru Corp.	66	1,404
SUMCO Corp.	38	555
Sumitomo Corp.	114	2,851
Sumitomo Electric Industries Ltd.	78	1,221
Sumitomo Metal Mining Co. Ltd.	27	833
Sumitomo Mitsui Financial Group, Inc.	137	9,210
Sumitomo Mitsui Trust Holdings, Inc.	72	1,645
Sumitomo Realty & Development Co. Ltd.	31	912
Suntory Beverage & Food Ltd.	16	551
Suzuki Motor Corp.	173	1,998
Sysmex Corp.	55	880
T&D Holdings, Inc.	54	941
Taisei Corp.	18	677
Takeda Pharmaceutical Co. Ltd.	174	4,500
TDK Corp.	43	2,620
Terumo Corp.	147	2,438
TIS, Inc.	23	445
Toho Co. Ltd.	13	366
Tokio Marine Holdings, Inc.	206	7,738
Tokyo Electric Power Co. Holdings, Inc. (a)	169	910
Tokyo Electron Ltd.	52	11,317
Tokyo Gas Co. Ltd.	39	846
Tokyu Corp.	55	610
TOPPAN Holdings, Inc.	25	699
Toray Industries, Inc.	153	727
TOTO Ltd.	15	363
Toyota Industries Corp.	16	1,370
Toyota Motor Corp.	1,163	23,856
Toyota Tsusho Corp.	69	1,348
Trend Micro, Inc.	15	591
Unicharm Corp.	44	1,427
West Japan Railway Co.	48	894

SECURITY DESCRIPTION	SHARES		VALUE ($)

Japan — continued
Yakult Honsha Co. Ltd.	28		503
Yamaha Motor Co. Ltd.	97		906
Yamato Holdings Co. Ltd.	27		296
Yaskawa Electric Corp.	27		956
Yokogawa Electric Corp.	25		602
Zensho Holdings Co. Ltd.	11		404
ZOZO, Inc.	15		363

			413,605

Jordan — 0.0% (g)
Hikma Pharmaceuticals plc	62		1,485

Luxembourg — 0.2%
ArcelorMittal SA	459		10,516
Eurofins Scientific SE	—	(h)	2
Tenaris SA	—	(h)	2

			10,520

Macau — 0.0% (g)
Sands China Ltd. (a)	384		799

Netherlands — 9.1%
ABN AMRO Bank NV, CVA GDR (e)	232		3,815
Adyen NV (a) (e)	12		13,815
Aegon Ltd.	729		4,506
Akzo Nobel NV	129		7,859
Argenx SE (a)	—	(h)	7
ASM International NV	36		27,260
ASML Holding NV	322		328,548
ASR Nederland NV	85		4,043
BE Semiconductor Industries NV	65		10,830
Euronext NV (e)	43		3,991
EXOR NV	53		5,550
Ferrovial SE	182		7,060
Heineken Holding NV	206		16,257
Heineken NV	458		44,338
IMCD NV	20		2,754
ING Groep NV	1,768		30,380
JDE Peet’s NV	80		1,591
Koninklijke Ahold Delhaize NV	—	(h)	8
Koninklijke KPN NV	1		5
Koninklijke Philips NV	—	(h)	6
NN Group NV	145		6,735
OCI NV	80		1,955
Prosus NV (a)	—	(h)	14
QIAGEN NV (a)	—	(h)	2
Randstad NV	38		1,726
Stellantis NV	508		10,043
Universal Music Group NV	—	(h)	7
Wolters Kluwer NV	87		14,353

			547,458

New Zealand — 0.1%
Auckland International Airport Ltd.	209		971
Fisher & Paykel Healthcare Corp. Ltd.	91		1,671

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
New Zealand — continued
Mercury NZ Ltd.	108		430
Meridian Energy Ltd.	204		781
Spark New Zealand Ltd.	281		712
Xero Ltd. (a)	23		2,055

			6,620

Norway — 0.8%
Aker BP ASA	—	(h)	2
DNB Bank ASA	454		8,916
Equinor ASA	406		11,626
Gjensidige Forsikring ASA	106		1,887
Kongsberg Gruppen ASA	31		2,547
Mowi ASA	307		5,108
Norsk Hydro ASA	1,298		8,095
Orkla ASA	463		3,755
Salmar ASA	44		2,286
Telenor ASA	—	(h)	2
Yara International ASA	125		3,596

			47,820

Poland — 0.0% (g)
InPost SA (a)	71		1,248

Portugal — 0.2%
EDP—Energias de Portugal SA	1,492		5,594
Galp Energia SGPS SA	209		4,422
Jeronimo Martins SGPS SA	—	(h)	1

			10,017

Singapore — 0.6%
CapitaLand Ascendas REIT	576		1,085
CapitaLand Integrated Commercial Trust	837		1,219
CapitaLand Investment Ltd.	415		812
DBS Group Holdings Ltd.	311		8,197
Genting Singapore Ltd.	957		608
Grab Holdings Ltd., Class A (a)	334		1,187
Keppel Ltd.	229		1,087
Oversea-Chinese Banking Corp. Ltd.	532		5,650
Sea Ltd., ADR (a)	57		4,091
Sembcorp Industries Ltd.	141		497
Singapore Airlines Ltd.	233		1,185
Singapore Exchange Ltd.	125		869
Singapore Technologies Engineering Ltd.	239		762
Singapore Telecommunications Ltd.	1,291		2,612
United Overseas Bank Ltd.	198		4,556
Wilmar International Ltd.	299		682

			35,099

Spain — 2.5%
Acciona SA	11		1,357
ACS Actividades de Construccion y Servicios SA	72		3,115
Aena SME SA (e)	26		5,305
Amadeus IT Group SA	—	(h)	8
Banco Bilbao Vizcaya Argentaria SA	3,125		31,366

SECURITY DESCRIPTION	SHARES		VALUE ($)

Spain — continued
Banco de Sabadell SA	2,904		5,606
Banco Santander SA	8,470		39,410
CaixaBank SA	2,008		10,662
Cellnex Telecom SA (e)	—	(h)	5
EDP Renovaveis SA	146		2,039
Endesa SA	159		2,985
Grifols SA (a)	—	(h)	1
Iberdrola SA	2,787		36,165
Industria de Diseno Textil SA	—	(h)	16
Redeia Corp. SA	138		2,412
Repsol SA	548		8,698
Telefonica SA	—	(h)	1

			149,151

Sweden — 3.0%
Alfa Laval AB	101		4,435
Assa Abloy AB, Class B	350		9,903
Atlas Copco AB, Class A	938		17,613
Atlas Copco AB, Class B	545		8,805
Beijer Ref AB, Class B	125		1,927
Boliden AB	268		8,608
Epiroc AB, Class A	229		4,598
Epiroc AB, Class B	137		2,509
EQT AB	200		5,861
Essity AB, Class B	—	(h)	4
Evolution AB (e)	—	(h)	5
Fastighets AB Balder, Class B (a)	—	(h)	1
Getinge AB, Class B	—	(h)	1
H & M Hennes & Mauritz AB, Class B	—	(h)	3
Hexagon AB, Class B	1		7
Holmen AB, Class B	58		2,267
Husqvarna AB, Class B	122		976
Industrivarden AB, Class A	65		2,224
Industrivarden AB, Class C	85		2,881
Indutrade AB	95		2,445
Investment AB Latour, Class B	52		1,392
Investor AB, Class B	926		25,386
L E Lundbergforetagen AB, Class B	40		1,987
Lifco AB, Class B	81		2,230
Nibe Industrier AB, Class B	526		2,219
Saab AB, Class B	112		2,699
Sagax AB, Class B	—	(h)	2
Sandvik AB	373		7,487
Securitas AB, Class B	175		1,730
Skandinaviska Enskilda Banken AB, Class A	849		12,557
Skanska AB, Class B	119		2,152
SKF AB, Class B	119		2,390
Svenska Cellulosa AB SCA, Class B	458		6,741
Svenska Handelsbanken AB, Class A	782		7,475
Swedbank AB, Class A	454		9,361
Swedish Orphan Biovitrum AB (a)	—	(h)	1
Tele2 AB, Class B	—	(h)	2

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	27

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Sweden — continued
Telefonaktiebolaget LM Ericsson, Class B	1		5
Telia Co. AB	1		2
Trelleborg AB, Class B	76		2,941
Volvo AB, Class A	69		1,800
Volvo AB, Class B	557		14,300
Volvo Car AB, Class B (a)	170		525

			180,457

Switzerland — 13.9%
ABB Ltd. (Registered)	559		31,002
Adecco Group AG (Registered)	59		1,953
Alcon, Inc.	—	(h)	12
Avolta AG (a)	—	(h)	1
Bachem Holding AG, Class B	—	(h)	1
Baloise Holding AG (Registered)	25		4,322
Banque Cantonale Vaudoise (Registered)	16		1,689
Barry Callebaut AG (Registered)	3		4,159
BKW AG	10		1,649
Chocoladefabriken Lindt & Spruengli AG	1		8,095
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	8,876
Cie Financiere Richemont SA, Class A (Registered)	229		35,725
Clariant AG (Registered) (a)	163		2,569
Coca-Cola HBC AG (a)	349		11,878
DSM-Firmenich AG	141		15,828
EMS-Chemie Holding AG (Registered)	5		4,343
Geberit AG (Registered)	12		6,877
Givaudan SA (Registered)	7		33,062
Glencore plc	10,149		57,751
Helvetia Holding AG (Registered)	20		2,705
Holcim AG (a)	394		34,823
Julius Baer Group Ltd.	110		6,142
Kuehne + Nagel International AG (Registered)	17		4,863
Logitech International SA (Registered)	—	(h)	4
Lonza Group AG (Registered)	—	(h)	11
Nestle SA (Registered)	1,907		194,663
Novartis AG (Registered)	742		79,004
Partners Group Holding AG	12		15,555
Roche Holding AG	277		76,956
Sandoz Group AG	154		5,588
Schindler Holding AG	15		3,647
Schindler Holding AG (Registered)	8		1,959
SGS SA (Registered)	52		4,655
SIG Group AG (a)	231		4,251
Sika AG (Registered)	115		32,894
Sonova Holding AG (Registered)	—	(h)	4
STMicroelectronics NV	31		1,233
Straumann Holding AG (Registered)	—	(h)	4
Swatch Group AG (The)	12		2,521
Swatch Group AG (The) (Registered)	22		911
Swiss Life Holding AG (Registered)	16		11,606
Swiss Prime Site AG (Registered)	—	(h)	2

SECURITY DESCRIPTION	SHARES		VALUE ($)

Switzerland — continued
Swiss Re AG	161		20,014
Swisscom AG (Registered)	—	(h)	4
Temenos AG (Registered)	—	(h)	1
UBS Group AG (Registered)	1,760		51,701
VAT Group AG (e)	9		5,337
Zurich Insurance Group AG	78		41,728

			832,578

Taiwan — 2.4%
Alchip Technologies Ltd.	14		1,020
ASE Technology Holding Co. Ltd. (a)	536		2,777
eMemory Technology, Inc. (a)	11		864
Global Unichip Corp.	15		739
Globalwafers Co. Ltd.	42		695
MediaTek, Inc.	249		10,724
Nanya Technology Corp. (a)	198		425
Novatek Microelectronics Corp.	94		1,753
Realtek Semiconductor Corp.	79		1,326
Taiwan Semiconductor Manufacturing Co. Ltd.	4,033		119,488
United Microelectronics Corp. (a)	1,837		3,177
Vanguard International Semiconductor Corp.	144		573
Winbond Electronics Corp.	511		404

			143,965

United Arab Emirates — 0.0%
NMC Health plc (a) (bb) (cc)	16		—

United Kingdom — 15.8%
3i Group plc	521		20,079
Admiral Group plc	139		4,601
Anglo American plc	1,244		39,297
Ashtead Group plc	153		10,180
Associated British Foods plc	223		6,974
AstraZeneca plc	584		90,832
Auto Trader Group plc (e)	—	(h)	3
Aviva plc	1,441		8,679
BAE Systems plc	1,060		17,655
Barclays plc	8,043		21,254
Barratt Developments plc	—	(h)	1
Berkeley Group Holdings plc	—	(h)	2
BP plc	7,579		45,634
British American Tobacco plc	1		17
BT Group plc, Class A	2		3
Bunzl plc	118		4,472
Burberry Group plc	152		1,693
Centrica plc	2		3
Coca-Cola Europacific Partners plc	329		23,943
Compass Group plc	—	(h)	13
Croda International plc	100		4,988
Diageo plc	3,541		111,150
Endeavour Mining plc	180		3,827
Entain plc	—	(h)	1
GSK plc	1,560		30,014

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	JUNE 30, 2024

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United Kingdom — continued
Haleon plc	2,970		12,083
Halma plc	—	(h)	4
Hargreaves Lansdown plc	192		2,736
HSBC Holdings plc	10,106		87,231
Imperial Brands plc	—	(h)	6
Informa plc	—	(h)	4
InterContinental Hotels Group plc	—	(h)	5
Intertek Group plc	56		3,396
J Sainsbury plc	—	(h)	1
JD Sports Fashion plc	1		1
Kingfisher plc	1		2
Land Securities Group plc	—	(h)	2
Legal & General Group plc	3,201		9,166
Lloyds Banking Group plc	33,897		23,379
London Stock Exchange Group plc	244		28,893
M&G plc	1,216		3,125
Melrose Industries plc	456		3,175
Mondi plc	334		6,404
National Grid plc	1		15
NatWest Group plc	3,502		13,778
Next plc	—	(h)	4
Pearson plc	—	(h)	2
Persimmon plc	—	(h)	1
Phoenix Group Holdings plc	379		2,496
Reckitt Benckiser Group plc	—	(h)	10
RELX plc	655		30,033
Rentokil Initial plc	882		5,120
Rio Tinto plc	1,103		72,388
Rolls-Royce Holdings plc (a)	2,943		16,901
Sage Group plc (The)	—	(h)	4
Schroders plc	426		1,950
Segro plc	—	(h)	4
Severn Trent plc	—	(h)	3
Shell plc	2,885		103,472
Smith & Nephew plc	—	(h)	3
Smiths Group plc	120		2,580
Spirax-Sarco Engineering plc	25		2,731
SSE plc	—	(h)	7
Standard Chartered plc	1,181		10,668
Taylor Wimpey plc	1		2
Tesco plc	2		8
Unilever plc	1,086		59,626
United Utilities Group plc	—	(h)	3
Vodafone Group plc	6		6
Whitbread plc	—	(h)	2
Wise plc, Class A (a)	331		2,841
WPP plc	—	(h)	3

			949,589

United States — 0.0% (g)
Brookfield Renewable Corp., Class A	4		113

SECURITY DESCRIPTION	SHARES			VALUE ($)

United States — continued
RB Global, Inc.		5		408

				521

Total Common Stocks (Cost $4,943,074)				5,903,998

Preferred Stocks — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG		14		1,193
Dr Ing hc F Porsche AG (e)		26		1,942
Henkel AG & Co. KGaA		—	(h)	4
Porsche Automobil Holding SE		35		1,585
Sartorius AG		—	(h)	2
Volkswagen AG		47		5,339

Total Preferred Stocks (Cost $11,900)				10,065

	NUMBER OF RIGHTS
Right — 0.0%
Italy — 0.0%
Amplifon SpA, expiring 08/10/2024 (a) (Cost $—)		—	(h)	—

	NUMBER OF WARRANTS
Warrant — 0.0%
Canada — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a) (bb) (cc) (Cost $—)		—	(h)	—

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 1.1%
Time Deposits — 1.1%
Australia & New Zealand Banking Group Ltd.,
3.84%, 07/01/2024	NZD	86		53
4.68%, 07/01/2024		4,758		4,758
BNP Paribas SA, 3.11%, 07/01/2024	AUD	2,130		1,421
Brown Brothers Harriman,
2.25%, 07/01/2024	DKK	24,188		3,473
2.35%, 07/01/2024	SGD	378		279
3.13%, 07/01/2024	NOK	1,326		124
3.68%, 07/02/2024	HKD	3,060		392
4.15%, 07/01/2024	GBP	1,292		1,633
Citibank NA,
2.59%, 07/01/2024	EUR	27,549		29,503
4.68%, 07/01/2024		3,536		3,536

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	29

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
Royal Bank of Canada,
3.52%, 07/02/2024	CAD	410	299
4.15%, 07/01/2024	GBP	5,910	7,471
Skandinaviska Enskilda Banken AB,
0.32%, 07/01/2024	CHF	4,401	4,898
2.51%, 07/01/2024	SEK	10,802	1,019
4.68%, 07/01/2024		5,553	5,553
Sumitomo Mitsui Banking Corp.,
(0.14%), 07/01/2024	JPY	696,563	4,329
4.68%, 07/01/2024		74	74
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 07/01/2024		1,293	1,293

Total Short-Term Investments (Cost $70,108)			70,108

Total Investments — 99.6% (Cost — $5,025,082) *			5,984,171

Other Assets in Excess of Liabilities — 0.4%			23,121

NET ASSETS — 100.0%			$6,007,292

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2024:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
ASX SPI 200 Index	20	09/2024	AUD	2,578	14
Euro STOXX 50 Index	420	09/2024	EUR	22,335	(178)
FTSE 100 Index	127	09/2024	GBP	13,281	(97)
Micro EURO STOXX 50 Index	59	09/2024	EUR	313	(2)
OMX Copenhagen 25 Index	44	07/2024	DKK	1,258	(21)
S&P Toronto Stock Exchange 60 Index	11	09/2024	CAD	526	1
SGX FTSE Taiwan Index	11	07/2024	USD	846	3
SGX MSCI Singapore Index	41	07/2024	SGD	951	6
STOXX Europe 600 Index	182	09/2024	EUR	5,065	(54)
TOPIX Index	27	09/2024	JPY	4,626	90

Total unrealized appreciation (depreciation)					(238)

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	JUNE 30, 2024

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2024

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
CVA	— Dutch Certification
OYJ	— Public Limited Company
REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	— The cost of securities is substantially the same for federal income tax purposes.
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Summary of Investments by Industry, June 30, 2024

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	12.1%

Banks	11.9%

Semiconductors	9.0%

Beverages	6.2%

Insurance	5.9%

Food	4.7%

Oil & Gas	4.6%

Software	4.4%

Chemicals	4.2%

Mining	4.0%

Apparel	2.6%

Electric	2.4%

Commercial Services	2.2%

Cosmetics/Personal Care	2.2%

Aerospace/Defense	2.0%

Building Materials	2.0%

Auto Manufacturers	1.9%

Diversified Financial Services	1.5%

Retail	1.3%

Miscellaneous Manufacturers	1.1%

Machinery — Diversified	1.0%

Others (Each less than 1.0%)	11.6%

Short-Term Investments	1.2%

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	31

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2024 (Unaudited)

(Amounts in thousands)

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$15,431,795
Deposits at broker for futures contracts	5,412
Prepaid expenses	—	(a)
Receivables:
Investment securities sold	12,623
Fund shares sold	25,307
Interest and dividends from non-affiliates	8,174
Tax reclaims	82

Total Assets	15,483,393

LIABILITIES:
Payables:
Due to custodian—cash	5
Investment securities purchased	41,185
Fund shares redeemed	2,092
Variation margin on futures contracts	278
Accrued liabilities:
Investment advisory fees	514
Administration fees	130
Custodian and accounting fees	215
Other	164

Total Liabilities	44,583

Commitments and contingent liabilities*	—

Net Assets	$15,438,810

NET ASSETS:
Paid-in capital	$12,043,235
Total distributable earnings (loss)	3,395,575

Total Net Assets	$15,438,810

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	793,945
Net Asset Value, offering and redemption price per share (b):	$19.45
Cost of investments in non-affiliates	$11,491,723

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	JUNE 30, 2024

	Six Circles Managed Equity Portfolio International Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$5,984,171
Foreign currency, at value	9
Deposits at broker for futures contracts	2,355
Receivables:
Investment securities sold	1
Fund shares sold	10,692
Interest and dividends from non-affiliates	3,908
Tax reclaims	24,585
Variation margin on futures contracts	564

Total Assets	6,026,285

LIABILITIES:
Payables:
Due to custodian—cash	—	(a)
Investment securities purchased	17,477
Fund shares redeemed	533
Accrued liabilities:
Investment advisory fees	250
Administration fees	100
Custodian and accounting fees	531
Trustees’ fees	1
Other	101

Total Liabilities	18,993

Commitments and contingent liabilities*	—

Net Assets	$6,007,292

NET ASSETS:
Paid-in capital	$5,101,279
Total distributable earnings (loss)	906,013

Total Net Assets	$6,007,292

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	432,503
Net Asset Value, offering and redemption price per share (b):	$13.89
Cost of investments in non-affiliates	$5,025,082
Cost of foreign currency	9

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	33

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2024 (Unaudited)

(Amounts in thousands)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,476
Dividend income from non-affiliates	86,807
Foreign taxes withheld	(402)

Total investment income	89,881

EXPENSES:
Investment advisory fees	16,013
Administration fees	197
Custodian and accounting fees	341
Professional fees	102
Trustees’ fees	119
Printing and mailing costs	44
Registration and filing fees	174
Transfer agency fees	13
Interest expense	— (a)
Other	119

Total expenses	17,122

Less advisory fees waived	(13,451)

Net expenses	3,671

Net investment income (loss)	86,210

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	24,729
Futures contracts	13,923
Foreign currency transactions	(23)

Net realized gain (loss)	38,629

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	1,759,029
Futures contracts	(1,696)
Foreign currency translations	(6)

Change in net unrealized appreciation (depreciation)	1,757,327

Net realized/unrealized gains (losses)	1,795,956

Change in net assets resulting from operations	$1,882,166

(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles Managed Equity Portfolio International Unconstrained Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,044
Dividend income from non-affiliates	128,570
Foreign taxes withheld	(14,633)
Other Income	4

Total investment income	114,985

EXPENSES:
Investment advisory fees	6,807
Administration fees	166
Custodian and accounting fees	810
Professional fees	70
Trustees’ fees	59
Printing and mailing costs	18
Registration and filing fees	78
Transfer agency fees	13
Interest expense	17
Other	76

Total expenses	8,114

Less advisory fees waived	(5,448)

Net expenses	2,666

Net investment income (loss)	112,319

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	61,647
Futures contracts	4,970
Foreign currency transactions	(1,160)
Forward foreign currency exchange contracts	31

Net realized gain (loss)	65,488

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	219,101
Futures contracts	(260)
Foreign currency translations	(1,200)
Forward foreign currency exchange contracts	18

Change in net unrealized appreciation (depreciation)	217,659

Net realized/unrealized gains (losses)	283,147

Change in net assets resulting from operations	$395,466

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	35

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$86,210	$117,913
Net realized gain (loss)	38,629	(151,386)
Change in net unrealized appreciation (depreciation)	1,757,327	2,049,266

Change in net assets resulting from operations	1,882,166	2,015,793

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(116,174)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	3,380,208	2,075,795

NET ASSETS:
Change in net assets	5,262,374	3,975,414
Beginning of period	10,176,436	6,201,022

End of period	$15,438,810	$10,176,436

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$3,811,999	$3,148,212
Distributions reinvested	—	115,902
Cost of shares redeemed	(431,791)	(1,188,319)

Total change in net assets resulting from capital transactions	$3,380,208	$2,075,795

SHARE TRANSACTIONS:
Issued	209,806	208,518
Reinvested	—	7,003
Redeemed	(23,842)	(80,124)

Change in Shares	185,964	135,397

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	JUNE 30, 2024

	Six Circles Managed Equity Portfolio International Unconstrained Fund
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$112,319	$104,423
Net realized gain (loss)	65,488	45,870
Change in net unrealized appreciation (depreciation)	217,659	554,070

Change in net assets resulting from operations	395,466	704,363

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(106,662)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	769,539	1,052,919

NET ASSETS:
Change in net assets	1,165,005	1,650,620
Beginning of period	4,842,287	3,191,667

End of period	$6,007,292	$4,842,287

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,031,177	$1,550,854
Distributions reinvested	—	106,479
Cost of shares redeemed	(261,638)	(604,414)

Total change in net assets resulting from capital transactions	$769,539	$1,052,919

SHARE TRANSACTIONS:
Issued	76,667	125,609
Reinvested	—	8,364
Redeemed	(19,285)	(49,014)

Change in Shares	57,382	84,959

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	37

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Six Months Ended June 30, 2024 (Unaudited)	$16.74	$0.12	$2.59	$2.71	$—	$—	$—
Year Ended December 31, 2023	13.12	0.22	3.59	3.81	(0.19)	—	(0.19)
Year Ended December 31, 2022	16.70	0.20	(3.58)	(3.38)	(0.18)	(0.02)	(0.20)
Year Ended December 31, 2021	13.74	0.19	3.46	3.65	(0.15)	(0.54)	(0.69)
Year Ended December 31, 2020	11.00	0.21	2.99	3.20	(0.20)	(0.26)	(0.46)
Period Ended December 31, 2019*	10.00	0.14	1.05	1.19	(0.12)	(0.07)	(0.19)

*	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund was launched on April 10, 2019.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

38	SIX CIRCLES TRUST	JUNE 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$19.45	16.19%	$15,438,810	0.06%	1.35%	0.27%	13.81%
16.74	29.09	10,176,436	0.06	1.48	0.27	32.74
13.12	(20.26)	6,201,022	0.07	1.38	0.28	49.13
16.70	26.68	5,113,135	0.07	1.19	0.28	26.74
13.74	29.09	2,081,512	0.09	1.79	0.30	54.88
11.00	11.90	1,420,625	0.11	1.94	0.33	44.20

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	39

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio International Unconstrained Fund
Six Months Ended June 30, 2024 (Unaudited)	$12.91	$0.28		$0.70	$0.98	$—	$—	$—
Year Ended December 31, 2023	11.00	0.32		1.88	2.20	(0.29)	—	(0.29)
Year Ended December 31, 2022	12.95	0.34		(1.96)	(1.62)	(0.33)	—	(0.33)
Year Ended December 31, 2021	11.03	0.34	(g)	1.83	2.17	(0.25)	—	(0.25)
Year Ended December 31, 2020	10.28	0.21		0.74	0.95	(0.20)	—	(0.20)
Period Ended December 31, 2019*	10.00	0.20		0.24	0.44	(0.16)	—	(0.16)

*	Six Circles Managed Equity Portfolio International Unconstrained Fund was launched on April 10, 2019.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Includes interest expense, which was 0.006% for the year ended December 31, 2022.
(g)	Includes income recognized from non-cash dividends which amounted to $0.02 per share and 0.134% of average net assets for the year ended December 31, 2021.
(h)	Includes interest expense, which was 0.009% for the year ended December 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

40	SIX CIRCLES TRUST	JUNE 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$13.89	7.59%	$6,007,292	0.10	%(e)	0.10%	4.13%		0.30%	10.81%
12.91	20.05	4,842,287	0.11	(e)	0.11	2.62		0.31	42.84
11.00	(12.54)	3,191,667	0.14	(f)	0.13	3.08		0.34	81.90
12.95	19.76	2,990,488	0.12	(h)	0.11	2.70	(g)	0.32	32.44
11.03	9.25	1,388,623	0.20		0.19	2.22		0.40	91.56
10.28	4.41	901,626	0.26	(e)	0.26	2.86		0.48	62.67

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2024	SIX CIRCLES TRUST	41

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited)

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended to add fund series on September 21, 2018, November 19, 2019, and April 13, 2020, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund are two separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. The Funds are classified as “non-diversified” funds. Each Fund currently offers one class of shares. The Funds commenced operations on April 10, 2019.

The investment objective of each of the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund is to provide capital appreciation.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged a Sub-Adviser to manage the assets of the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the Adviser as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally, foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these

42	SIX CIRCLES TRUST	JUNE 30, 2024

instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Exchange-traded futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$225,666	$—	$—	$225,666
Communications	2,727,528	—	—	2,727,528
Consumer Cyclical	977,770	—	—	977,770
Consumer Non-cyclical	2,678,230	—	—	2,678,230
Energy	675,111	—	—	675,111
Financial	1,324,212	—	—	1,324,212
Industrial	1,099,234	—	—	1,099,234
Technology	5,223,657	—	—	5,223,657
Utilities	365,513	—	—	365,513

Total Common Stocks	15,296,921	—	—	15,296,921

Warrant
Technology	—	—	—	—
Short-Term Investments
Time Deposits	—	134,874	—	134,874

Total Investments in Securities	$15,296,921	$134,874	$—	$15,431,795

Appreciation in Other Financial Instruments
Futures contracts	$78	$—	$—	$78

Depreciation in Other Financial Instruments
Futures contracts	$(152)	$—	$—	$(152)

JUNE 30, 2024	SIX CIRCLES TRUST	43

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$188,889	$—	$188,889
Austria	—	16,813	—	16,813
Belgium	2,774	117,289	—	120,063
Canada	56,050	—	—	56,050
Chile	—	10,256	—	10,256
China	—	766	—	766
Denmark	—	434,473	—	434,473
Finland	—	67,184	—	67,184
France	—	720,358	—	720,358
Germany	—	661,710	—	661,710
Hong Kong	575	57,887	—	58,462
Ireland	6,693	51,753	—	58,446
Italy	—	179,596	—	179,596
Japan	—	413,605	—	413,605
Jordan	—	1,485	—	1,485
Luxembourg	—	10,520	—	10,520
Macau	—	799	—	799
Netherlands	—	547,458	—	547,458
New Zealand	2,894	3,726	—	6,620
Norway	2	47,818	—	47,820
Poland	—	1,248	—	1,248
Portugal	—	10,017	—	10,017
Singapore	5,278	29,821	—	35,099
Spain	—	149,151	—	149,151
Sweden	1	180,456	—	180,457
Switzerland	—	832,578	—	832,578
Taiwan	—	143,965	—	143,965
United Arab Emirates	—	—	—	—
United Kingdom	30,347	919,242	—	949,589
United States	521	—	—	521

Total Common Stocks	105,135	5,798,863	—	5,903,998

Preferred Stocks
Germany	—	10,065	—	10,065
Right
Italy	—	—	—	—
Warrant
Canada	—	—	—	—
Short-Term Investments
Time Deposits	—	70,108	—	70,108

Total Investments in Securities	$105,135	$5,879,036	$—	$5,984,171

Appreciation in Other Financial Instruments
Futures contracts	$114	$—	$—	$114

Depreciation in Other Financial Instruments
Futures contracts	$(352)	$—	$—	$(352)

There were no significant transfers into or out of level 3 for the period ended June 30, 2024 for the Funds.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of June 30, 2024 the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

44	SIX CIRCLES TRUST	JUNE 30, 2024

C. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund.

Note C(1) – C(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

JUNE 30, 2024	SIX CIRCLES TRUST	45

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts. As of June 30, 2024, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

(3) Summary of Derivatives Information

The following tables present the value of derivatives held as of June 30, 2024 by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$78

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(152)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Managed Equity Portfolio International Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$114

Total

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(352)

Total

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the effect of derivatives on the Statements of Operations for the period ended June 30, 2024 by primary underlying risk exposure (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$13,923

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(1,696)

46	SIX CIRCLES TRUST	JUNE 30, 2024

Six Circles Managed Equity Portfolio International Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$4,970	$—	$4,970
Foreign exchange contracts	—	31	31

Total	$4,970	$31	$5,001

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(260)	$—	$(260)
Foreign exchange contracts	—	18	18

Total	$(260)	$18	$(242)

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts and forward foreign currency exchange contracts activity during the period ended June 30, 2024 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Six Circles Managed Equity Portfolio International Unconstrained Fund
Futures Contracts:
Average Notional Amount Long	$97,639	$54,737
Average Notional Amount Short	—	—
Forward Foreign Currency Exchange:
Average Principal Amount Purchased	—	45,843	(a)
Average Principal Amount Sold	—	69,437	(b)

(a)	Positions were open for 2 months during the period.
(b)	Positions were open for 1 month during the period.

D. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

E. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date or corporate action date at fair value. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

JUNE 30, 2024	SIX CIRCLES TRUST	47

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

F. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open periods, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2024, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

H. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Annual	Annual
Six Circles Managed Equity Portfolio International Unconstrained Fund	Annual	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”) currently serves as the Sub-Adviser to the Funds. The Sub-Adviser is paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreement.

The Adviser engaged Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. During the reporting period, the Funds have not allocated assets to Russell.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3F and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

48	SIX CIRCLES TRUST	JUNE 30, 2024

F. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2025, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay the Fund’s Sub-Adviser. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Fund. The Adviser has also contractually agreed through at least April 30, 2025, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund	Expense Cap
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	0.45%
Six Circles Managed Equity Portfolio International Unconstrained Fund	0.50%

An expense reimbursement by the Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause the Fund’s operating expenses (taking into account any reimbursements or waiver by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2025, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the period ended June 30, 2024, there were no amounts reimbursed by the Adviser, nor were there amounts available for potential future recoupment by the Adviser.

G. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the period ended June 30, 2024, the aggregate value of purchase and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales	Realized gain/loss
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$4,761	$522	$4
Six Circles Managed Equity Portfolio International Unconstrained Fund	16	411	(15)

4. Investment Transactions

During the period ended June 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$5,178,350	$1,750,178	$—	$—
Six Circles Managed Equity Portfolio International Unconstrained Fund	1,442,707	580,266	—	—

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since the Funds are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in a Fund’s shares being more sensitive to economic results among those issuing the securities.

The Six Circles Managed Equity Portfolio International Unconstrained Fund invests in foreign issuers and foreign securities (including depositary receipts) which are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities.

JUNE 30, 2024	SIX CIRCLES TRUST	49

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Additionally, investors may have substantial difficulties bringing legal actions to enforce or protect investors’ rights, which can increase the risks of loss.

Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, a Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

The Six Circles Managed Equity Portfolio International Unconstrained Fund performance may be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union.

As of June 30, 2024, the Six Circles Managed Equity Portfolio International Unconstrained Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

France	Germany	Switzerland	United Kingdom
12.0%	11.2%	13.9%	15.8%

As of June 30, 2024, a significant portion of the Six Circles Managed Equity Portfolio International Unconstrained Fund net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Overnight bank deposits of foreign currency can result in negative interest rates based on monetary policies in that respective country. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of a Fund. Although a Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. A Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful, including due to delays in placing trades and other operational limitations, and the use of such strategies may lower a Fund’s potential returns.

The Fund’s may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/ or under unfavorable conditions, can increase the volatility of a Fund’s net asset value (“NAV”) per share. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19 negatively affected economies, markets and individual compa-

50	SIX CIRCLES TRUST	JUNE 30, 2024

nies throughout the world, including those in which a Fund invests. The effects that any future pandemic or other global event can have upon public health and business and market conditions may have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate preexisting political, social and economic risks to a Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental response impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

The Funds may also invest in shares of other investment companies and Exchange Traded Funds (ETFs). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks many of which are designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when a Fund invests in shares of another investment company or ETF. A Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

The Funds may be subject to risks associated with investments in derivatives, including futures, options, swaps and forward contracts, may be riskier than other types of investments and may increase the volatility of a Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed a Fund’s original investment. The Fund’s may be more volatile than if a Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of a Fund’s portfolio securities. Certain derivatives expose a Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose a Fund to risks of mispricing or improper valuation. Derivatives also can expose a Fund to derivative liquidity risk, which includes the risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of a Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error. Derivatives also subject a Fund to liquidity risk because the liquidity of derivatives is often based on the liquidity of the underlying instruments. In addition, the possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose a Fund to losses and could make derivatives more difficult for a Fund to value accurately.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Six Circles Managed Equity Portfolio U.S. Unconstrained Fund may invest in companies in the healthcare sector which may be subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market. Several legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years and it is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.

The Six Circles Managed Equity Portfolio U.S. Unconstrained Fund may invest in technology companies which may face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The Six Circles Managed Equity Portfolio International Unconstrained Fund may invest in financial services companies that are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is

JUNE 30, 2024	SIX CIRCLES TRUST	51

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2024 (Unaudited) (continued)

largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

The London Interbank Offering Rate ("LIBOR") was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of a Fund’s investments may have transitioned from LIBOR or will transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for a Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on a Fund and its investments.

6. Income Taxes and Distributions to Shareholders

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year ended December 31, 2023, the Funds made permanent book-to-tax reclassifications primarily related to investments in swap contracts, mark-to-market of forward foreign currency contracts, mark-to-market of futures contracts, real estate investment trusts (“REITs”), straddle loss deferrals, wash sale loss deferrals, contingent debt obligation investments, debt to equity perpetual bond investments and mark-to-market investments in passive foreign investment companies (“PFICs”).

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2024 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$11,491,723	$4,155,242	$(215,244)	$3,939,998
Six Circles Managed Equity Portfolio International Unconstrained Fund	5,025,082	1,281,196	(322,345)	958,851

As of December 31, 2023, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$156,624	$140,617
Six Circles Managed Equity Portfolio International Unconstrained Fund	78,940	23,055

7. Ownership Concentration

As of June 30, 2024, Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund each had one affiliated omnibus account for the benefit of its clients which owned approximately 99% of its outstanding shares.

8. New Accounting Pronouncement

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging

52	SIX CIRCLES TRUST	JUNE 30, 2024

relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2024. Management expects that the adoption of this guidance will not have a material impact on the Funds’ financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that require disclosure.

JUNE 30, 2024	SIX CIRCLES TRUST	53

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Fund on January 1, 2024, and continued to hold your shares at the end of the reporting period, June 30, 2024.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Actual	$1,000.00	$1,161.90	$0.32	0.06%
Hypothetical	1,000.00	1,024.57	0.30	0.06
Six Circles Managed Equity Portfolio International Unconstrained Fund
Actual	1,000.00	1,075.90	0.52	0.10
Hypothetical	1,000.00	1,024.37	0.50	0.10

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

54	SIX CIRCLES TRUST	JUNE 30, 2024

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Annual Approval of the Continuation of the Advisory,

Sub-Advisory and Sub-Sub-Advisory Agreements

Materials Requested Prior to the Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray” or “Independent Legal Counsel”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting information from J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”) and each Sub-Adviser and Sub-Sub-Adviser (each as defined below) in connection with the proposed continuance of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and JPMPI for the Six Circles U.S. Unconstrained Equity Fund (the “U.S. Equity Fund”), the Six Circles International Unconstrained Equity Fund (the “International Equity Fund”), the Six Circles Tax Aware Ultra Short Duration Fund (the “Tax Aware Fund”), the Six Circles Ultra Short Duration Fund (the “Ultra Short Fund”), the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “MEP U.S. Fund”), the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “MEP International Fund”), the Six Circles Global Bond Fund (the “Global Bond Fund”), the Six Circles Tax Aware Bond Fund (the “Tax Aware Bond Fund”) and the Six Circles Credit Opportunities Fund (the “Credit Opportunities Fund”) (collectively the “Funds”), (ii) the Sub-Advisory Agreements in respect of the Funds between JPMPI and each of Allspring Global Investments, LLC (“Allspring”), BlackRock Investment Management, LLC (“BlackRock”), Capital International Inc. (“Capital”), Goldman Sachs Asset Management, L.P. (“GSAM”), Insight North America LLC (“Insight”), Lord, Abbett & Co. LLC (“Lord Abbett”), Muzinich & Co., Inc. (“Muzinich”), Nuveen Asset Management, LLC (“Nuveen”), PGIM, Inc. (“PGIM”), Pacific Investment Management Company LLC (“PIMCO”), RBC Global Asset Management (UK) Limited (“RBC GAM (UK)”) and Russell Investments Implementation Services LLC (“RIIS”) (in the case of RIIS, as a stand-by interim Sub-Adviser) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) and (iii) the Sub-Sub-Advisory Agreements between BlackRock and BlackRock International Limited (“BIL”), Blackrock and BlackRock (Singapore) Limited (“BSL”), PGIM and PGIM Limited (“PGIML”) and RBC GAM(UK) and RBC Global Asset Management (US) Inc. (“RBC GAM(US)”) (each of BIL, BSL, PGIML and RBC GAM(US), a “Sub-Sub-Adviser” and collectively, the “Sub-Sub-Advisers; each Sub-Adviser and its affiliated Sub-Sub-Adviser(s), as applicable, are sometimes collectively referred to herein as a single Sub-Adviser) (each of the Advisory Agreement, the Sub-Advisory Agreements and the Sub-Sub-Advisory Agreements, an “Agreement” and, collectively, the “Agreements”).

The requests were designed to address the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the Adviser and each Sub-Adviser furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. JPMPI and each Sub-Adviser (on behalf of itself and its affiliated Sub-Sub-Advisers, as applicable) responded to the information requests and provided memoranda and related materials and exhibits for consideration by the Trustees, which were provided to the Trustees in advance of the Meeting and included in the Meeting Materials (together, the “15(c) Materials”).

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the continuation of the Agreements. The Trustees’ conclusions as to the approval of the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees. In deciding whether to approve the continuation of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the approval of the continuation of the Agreements, the Trustees reviewed the 15(c) Materials and related exhibits and other information which included, among other items, (i) the terms of the Agreements, (ii) comparative fee and expense information and comparative performance information of comparable 1940 Act funds developed by Broadridge Financial Solutions/Lipper (“Broadridge”) and of any comparable funds or accounts managed by the Adviser or a Sub-Adviser, (iii) performance of the Funds compared to applicable benchmarks/indices, (iv) fee schedules and composite performance information with respect to the J.P. Morgan managed accounts and related strategies that invest in the Funds, (v) descriptions of various services and functions performed by the Adviser for the Funds, such as portfolio management, compliance monitoring, risk management, valuation and administrative, accounting, legal and other services, and descriptions of the portfolio management services provided by each Sub-Adviser to the Funds, (vi) the estimated costs to the Adviser of providing such services, (vii) information regarding the Adviser’s and each Sub-Adviser’s compliance policies and procedures applicable to the Funds, (viii) balance sheet and/or other financial information regarding the Adviser and each Sub-Adviser, (ix) information regarding the Adviser’s corporate organizational structure and biographical information of key personnel of the Adviser and its affiliates who provide services to the Funds and similar information for each Sub-Adviser, (x) information regarding estimated profitability to the Adviser from its relationship with the Funds, (xi) information regarding potential economies of scale, and (xii) information regarding potential ancillary or “fall out” benefits to the Adviser and its affiliates or a Sub-Adviser from their relationships with the Funds. The Trustees also reviewed a memorandum prepared by Independent Legal Counsel regarding the responsibilities of the Trustees in considering the approval of the continuation of the Agreements under applicable law.

JUNE 30, 2024	SIX CIRCLES TRUST	55

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

Review Process. Following the Independent Trustees’ receipt and review of the 15(c) Materials, they held an initial meeting via video conference on May 21, 2024 during which representatives from the Adviser (sometimes referred to herein as “management”) presented to the Trustees regarding the 15(c) Materials and the related proposed continuance of the Agreements, as well the Funds’ administration- and distribution-related contracts and responded to various questions from the Independent Trustees. The Trustees (with the exception of Ms. Savino, the interested Chair of the Board), held a subsequent video meeting on May 24, 2024 with Ropes & Gray to consider the 15(c) Materials and management’s presentations and related deliberations during the initial meeting held on May 21, during which such Trustees formulated a number of questions and requests for follow-up information from management, which Ropes & Gray subsequently communicated to the Adviser in writing. The Adviser responded to each of the various follow-up questions and requests either in writing or orally at the Meeting. The Trustees (with the exception of the interested Chair of the Board) and Ropes & Gray held additional executive sessions in connection with the Meeting (one of which included the interested Chair of the Board and other representatives of the Adviser). The Trustees also received written and oral presentations during the Board’s regular meetings throughout the year on matters related to the Agreements. As indicated, at several points during the review process, Trustees (with the exception of the interested Chair of the Board) discussed the proposed continuation of the Agreements during executive sessions held with Independent Legal Counsel at which no representatives of management were present.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management process of JPMPI and the Sub-Advisers and Sub-Sub-Advisers, including for each entity, the experience and capabilities of its senior management, investment and other personnel, and the overall financial strength and stability of the organizations. The Trustees also considered the nature, extent and quality of the various services JPMPI provides under the Advisory Agreement, including with respect to its selection, evaluation and oversight of each Sub-Adviser and Sub-Sub-Adviser, as well as the administrative and other services JPMPI provides to the Funds, including oversight of the Fund’s administrator and other service providers. In this regard, the Trustees noted JPMPI’s continuing investments in technology and other resources to support its investment management, compliance, accounting, risk management and other services on behalf of the Funds, as well as JPMPI’s continuing efforts to attract and retain qualified personnel to provide services to the Funds and maintain and enhance its related resources and systems. The Trustees also considered JPMPI’s policies, procedures and systems designed to promote the Funds’ compliance with applicable laws and regulations and to conduct effective oversight of each Sub-Adviser, Sub-Sub-Adviser and other Fund service providers, and its processes and communications to keep the Trustees informed about matters relevant to the Funds and their shareholders.

The Trustees also considered the sub-advisory services provided, or to be provided, by each Sub-Adviser and Sub-Sub-Adviser to the Funds under the applicable Agreements, including information about the investment personnel of each entity who are responsible for providing services under the applicable Sub-Advisory Agreement or Sub-Sub-Advisory Agreement. The Trustees reviewed the nature and quality of the investment management, research, trading, risk management, compliance and other capabilities of each Sub-Adviser and Sub-Sub-Adviser, the experience and capabilities of its portfolio management and other personnel who provide services to the Funds, and the overall financial strength of each organization. In this regard, the Trustees noted that, to date, RIIS had not been called to act as an interim Sub-Adviser to any Fund under its Interim Sub-Advisory Agreement. Among other information, the Trustees also took into account certifications received from JPMPI and each Sub-Adviser and the Sub-Advisers confirming the adequacy of their compliance programs and codes of ethics.

Investment Performance. As part of their review of the services provided by JPMPI and each Sub-Adviser, the Trustees reviewed the performance of each of the Funds, including in reference to a Broadridge report which contained, among other information, comparisons of each Fund’s total return investment performance for 1- and 3-year (as applicable) and since inception periods ended December 31, 2023 to a performance group and performance universe of peer funds selected by Broadridge and to the Fund’s benchmark index. In reviewing the comparative information, the Trustees took into account JPMPI’s explanation that the peer funds selected by Broadridge and the applicable benchmarks do not provide particularly apt comparisons, given the Funds’ intended role as completion portfolios for the broader J.P. Morgan managed account portfolios and the bespoke and highly tailored structures of the Funds’ portfolios. The Trustees considered JPMPI’s view that since the role of the Funds is to enhance the relative performance of the total managed account portfolios in which they are held, the Trustees should also take into account and evaluate the performance of the Funds in the context of the broader portfolios they are intended to complete and on the basis of whether the Funds serve their intended purposes. In this regard, the Board received representations from JPMPI’s Chief Investment Officer (“CIO”) team regarding the utility of the Funds in serving their intended purpose, including how they have served to enhance access to investment ideas and have increased portfolio efficiency for the managed account strategies that invest in the Funds.

56	SIX CIRCLES TRUST	JUNE 30, 2024

The Trustees also considered information provided with the 15(c) Materials and throughout the year by JPMPI with respect to its diligence, selection process and monitoring of the performance of the Funds’ Sub-Advisers and Sub-Sub-Advisers of the Funds. In this regard, the Trustees received and took into account supplemental information regarding the performance of individual sleeves of the Funds’ portfolios managed by a Sub-Adviser or Sub-Sub-Adviser in comparison to performance benchmark(s), which included customized benchmarks in certain cases. In addition, the Trustees received and reviewed composite performance information for J.P. Morgan managed account portfolios that invest in the Funds, along with related performance attribution information. The Trustees also considered the results of reviews of the performance of the Sub-Advisers and Sub-Sub-Adviser by the J.P. Morgan Investment Performance Governance Committee (“IPGC”), a separate committee within JPMorgan responsible for providing ongoing oversight of third party investment strategies, and related reports provided by IPGC to the Board throughout the year. The Board took into account indications from IPGC that it has been satisfied with the performance of each Sub-Adviser, and that the Funds have to date and continue to serve their intended purpose as completion portfolios for JPMorgan separate account strategies.

Fees and Total Expenses. In considering the fees and expenses of each Fund, the Trustees took into account a number of factors, including the type and complexity of the services provided to the Funds under the Agreements, the estimated cost of providing such services, the risks assumed by JPMPI in serving as investment adviser to the Funds and providing such services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the Funds. The Trustees noted that the advisory fee rate payable to JPMPI under the Advisory Agreement is the same for all Funds (with the exception of the Credit Opportunities Fund, which has a higher advisory fee rate to account for the higher cost sub-advisers and strategies within the Fund) and took into account JPMPI’s explanation that each Fund receives substantially similar investment management services from JPMPI, including asset allocation, investment oversight and other management services. The Trustees also took into account that the Adviser had contractually agreed to (i) reimburse expenses for the Funds to the extent the total expense ratio for each Fund exceeded a certain specified limit and (ii) waive any advisory fees that exceeded the aggregate sub-advisory fees JPMPI is contractually required to pay to the Sub-Advisers, and that JPMPI was proposing to continue those arrangements for an additional year.

The Trustees reviewed the advisory fees and total expenses of each Fund (each as a percentage of average net assets) in comparison to the average and median fees and expenses of peer funds within two peer expense groups and an expense universe identified by Broadridge. They noted that two expense groups were identified by Broadridge for each Fund, one of which included institutional 1940 Act funds, and the other only pure index exchange-traded funds (“ETFs”) in light of the Funds’ index-based strategies. The Trustees took into account that each Fund was in the 1st quintile (i.e., having among the lowest fees/expenses) for actual management fees and total expenses in comparison to the Broadridge expense group and expense universe for institutional 1940 Act funds as well as the expense group including only ETFs, with the exception of (i) the Ultra Short Fund, which was in the 2nd quintile in the performance group for institutional 1940 Act funds and in the 3rd and 4th quintiles for actual management fees and total expenses, respectively, in the expense group including only ETFs and (ii) the Tax Aware Bond Fund, which was in the 2nd quintile for both actual management fees and total expenses in the expense group including only ETFs. The Trustees noted that all Funds were in the 1st quintile for contractual management fees in comparison to the Broadridge expense group and universe for institutional 1940 Act funds, with the exception of the Credit Opportunities Fund, which was in the 5th quintile of both the expense group and universe, but took into account that the Credit Opportunities Fund was in the 1st quintile for actual management fees after taking into account the fee waivers observed for the Fund.

The Trustees also considered information regarding the sub-advisory fee rates paid to each Sub-Adviser under the Sub-Advisory Agreements and found them to be reasonable. In this regard, the Trustees took into account that JPMPI, and not the Funds, pays each Sub-Adviser for its services to the Funds out of the advisory fees JPMPI receives from the Funds under the Advisory Agreement, and further that JPMPI does not retain any such advisory fees. The Trustees also considered that the fees paid to each Sub-Sub-Adviser are paid by the applicable Sub-Adviser out of the sub-advisory fees it receives from JPMPI.

The Trustees also reviewed the fee rates of funds or accounts, if any, managed by a Sub-Adviser with comparable investment objectives and strategies to those of a Fund or portfolio sleeve of a Fund sub-advised by the Sub-Adviser. In doing so, the Trustees took into account the Adviser’s views regarding the limitations of fee comparisons to other funds and separately managed accounts that are not registered under the 1940 Act and/or are not publicly offered, in light of the differences in the types and scope of services provided to the Funds compared to those provided to such other funds and accounts. Further, the Trustees took into account the differing levels of services provided and resulting limitations of fee comparisons with respect to other funds or accounts for which a Sub-Adviser serves as primary investment adviser, as opposed to fees charged where the Sub-Adviser serves only in a sub-advisory capacity, as in the case of the Funds. The Trustees also noted management’s representation that JPMPI does not manage any funds or accounts with comparable investment objectives and strategies

JUNE 30, 2024	SIX CIRCLES TRUST	57

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

as those of the Funds, and similar representations from applicable Sub-Advisers indicating that such Sub-Adviser does not manage any comparable funds or accounts with respect to a Fund or portfolio sleeve it sub-advises. Additionally, the Trustees noted the most-favored nation fee provisions agreed to in the applicable Sub-Advisory Agreements by Allspring, BlackRock, Capital, GSAM, Insight, Lord Abbett, Muzinich, Nuveen, PGIM, PIMCO, RBC GAM (UK) and RIIS, which help ensure that sub-advisory fee rates charged by each such Sub-Adviser with respect to the Funds are no higher than the fees the Sub-Adviser charges to similar clients.

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered the estimated profits realized by the Adviser from the Advisory Agreement and in connection with the operation of the Funds based on profitability information included in the 15(c) Materials. Among other information, the Trustees considered the Funds’ operating expenses and estimated costs to the Adviser of providing services to the Funds. They also considered the impact of the expense limitation agreement and fee waiver agreement observed by JPMPI with respect to each Fund on the Adviser’s estimated profitability. The Trustees took into account that JPMPI’s estimates indicated that the Adviser has been unprofitable with respect to each of the Funds from inception through December 31, 2023. The Trustees also took into account that, although JPMPI has not realized direct profits with respect to the Funds, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the Funds and received related information and input from JPMPI in this regard.

The Trustees further noted that the advisory fee rates paid to JPMPI do not have break points, but due to the Funds’ fee waiver arrangements, JPMPI does not retain any portion of the advisory fees paid by the Funds and also observes expense limitation arrangements for each Fund, which may allow the Funds to benefit from economies of scale. The Trustees took into account that the Sub-Advisory Agreements with Allspring, BlackRock, GSAM, Insight, Lord Abbett, Muzinich, Nuveen, PGIM, PIMCO, RBC GAM (UK) and RIIS each include breakpoints to their sub-advisory fee rates at certain assets levels.

Ancillary Benefits. The Trustees also considered whether the Adviser and/or the Sub-Advisers or any of their affiliates may receive other ancillary or “fall out” benefits as a result of their relationships with the Funds. The Trustees considered that the Funds benefit the Adviser and its affiliates by enhancing the current discretionary product offering to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth Management clients. The Trustees considered that the Funds serve to expand JPMPI’s CIO investment opportunities, expand the current capacity to invest, and reduce unintended portfolio dispersion. The Trustees also considered that, apart from the Adviser, which does not retain any fees under the Advisory Agreement for managing the Funds, the Funds do not engage any JPMPI affiliates as Fund service providers. The Trustees noted

that the Funds utilize unaffiliated/third-party service providers for administration, custody, audit and other services. In this regard, the Trustees took into account JPMPI’s representation that no JPMPI affiliate directly profits financially from the Funds themselves. The Trustees considered that the Adviser and/or its affiliates do receive portfolio management fees (“PMFs”) outside of the Funds based on funds held in the Adviser’s discretionary client accounts, including with respect to assets attributable to shares of the Funds held in such accounts. The Trustees took into account, however, JPMPI’s representation that it or its affiliates would receive these PMFs independent of whether the discretionary accounts allocated investments to the Funds or allocated the same assets to a third-party fund or other investment.

The Trustees also took into account that none of the Sub-Advisers are affiliated with any of the Funds’ other service providers, and therefore do not benefit from those contractual relationships. The Trustees also considered portfolio trading practices of RIIS, noting the relatively low trading costs that RIIS expects to incur in completing portfolio transactions for the Funds, should the services be used. Additionally, the Trustees considered that RIIS may receive ancillary benefits of receiving fees from serving as transition manager to the Funds under the Implementation Services Agreement between the Adviser and RIIS. In this regard, the Trustees noted that those fees are not contingent on RIIS serving as an interim Sub-Adviser for the Funds and would be for services that are distinct from any sub-advisory services provided by RIIS, and further that RIIS has not to date served as an interim Sub-Adviser for any Fund. The Trustees also considered the proprietary nature of the Funds and whether any benefits result to the Adviser by placing assets of J.P. Morgan managed account clients into the Funds. In addition, the Trustees considered whether the Adviser or its affiliates benefit from the Funds’ portfolio trading practices, noting that while the Adviser is affiliated with broker-dealers, no broker-dealer affiliate ordinarily executes portfolio transactions on behalf of the Funds.

The Trustees also took into account that, although the Adviser does not retain any of the advisory fees it receives from the Funds and has to date been unprofitable with respect to its management of the Funds themselves, that the Adviser and its affiliates receive fees for managing the J.P. Morgan managed accounts that invest in the Funds. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to the Adviser or J.P. Morgan from their operation of the Funds taking into account the managed account fees they receive that are attributable to assets invested in the Funds and related expenses, and reviewed related information provided by the Adviser. In this regard, the Trustees took into account the Adviser’s representation that J.P. Morgan would continue to receive the same level of fees from its managed accounts whether the accounts invested in the Funds or in other funds and/or individual securities.

58	SIX CIRCLES TRUST	JUNE 30, 2024

Conclusions. After reviewing and considering these and other factors described herein, the Trustees concluded, in their reasonable business judgment, within the context of their overall conclusions regarding the Agreements and based on information provided and related representations made by the Adviser and Sub-Advisers, that they were satisfied that the fees payable under the Agreements represent reasonable compensation in light of the nature, extent and quality of services provided by the Adviser or Sub-Adviser/Sub-Sub-Adviser, as applicable, and that based on the information provided and taking into account the various assumptions made, the estimated profitability of the Adviser (if any) did not appear to be excessive. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the terms of the Agreements are fair and reasonable to each Fund, and approved the continuance of each Agreement for an additional one-year term.

JUNE 30, 2024	SIX CIRCLES TRUST	59

LIQUIDITY RISK MANAGEMENT PROGRAM

Each of the Funds has adopted the Six Circles Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Boards of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation and any material changes to the Program. JPMPI’s Liquidity Risk Forum (the “Liquidity Forum”) is the program administrator for the Program (the “Program Administrator”). On June 17, 2024, the Board of Trustees reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and whether a Highly Liquid Investment Minimum (“HLIM”) should be established for a Fund and the procedures for monitoring for this limit; with the assessment that each Fund was invested primarily in “Highly Liquid Investments and therefore no HLIM needed to be established for any Fund (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit, with the assessment that each Fund was under the 15% limit during the Program Reporting Period; and (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures. There were no material changes to the Program during the Program Reporting Period, although adjustments were made to the “reasonably anticipated trade size” calculation methodology description to account for actual fund trade experience as the Funds have seasoned.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

60	SIX CIRCLES TRUST	JUNE 30, 2024

Feb 2019

FACTS	WHAT DOES SIX CIRCLES TRUST* DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we may collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number

◾  account balances and transaction history

◾  investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Six Circles Trust, chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Six Circles Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

*

Six Circles Trust and its fund series do not currently, nor are they expected to, collect personal non-public information from individuals, since holdings are held on the books of each fund on an omnibus basis by financial intermediaries. To the extent Six Circles Trust does get access to personal information through its affiliates or otherwise, this statement would apply.

Questions?	Call 212-464-2070 to speak with a Managed Solutions & Strategies Investor Relations representative. We accept operator relay calls.

Who we are
Who is providing this notice?	Six Circles Trust

What we do
How does Six Circles Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We only authorize our personnel to access information about you when they need it to do their work for us. We require companies working for us to protect your information.
How does Six Circles Trust collect my personal information?

We may collect your personal information, for example, when you

◾  open an account or make a wire transfer

◾  direct us to buy securities or direct us to sell your securities

◾  provide your account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

◾  Our affiliates include companies with the Chase or J.P. Morgan name including J.P. Morgan Private Investments Inc., our investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ We do not share with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ We don’t jointly market

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2024. All rights reserved. June 30, 2024.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in and/or disagreements with Accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

The aggregate renumeration paid to all Trustees is included within the financial statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the Investment Advisory Contracts is included within the financial statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s period covered by this report, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not Applicable.

(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Six Circles Trust

By:

/s/ Mary Savino
Mary Savino
Title:	President and Principal Executive Officer
Date:	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Mary Savino
Mary Savino
Title:	President and Principal Executive Officer
Date:	September 4, 2024

By:

/s/ Gregory McNeil
Gregory McNeil
Title:	Treasurer and Principal Financial Officer
Date:	September 4, 2024